UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 – September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Series Trust (unaudited)
Schedules of Investments (in thousands, except for contracts)
September 30, 2008

JNL/AIM International Growth Fund
COMMON STOCKS - 85.6%	Shares/Par/
CONSUMER DISCRETIONARY - 14.1%	Contracts (q)	Value
Compagnie Financiere Richemont SA	67	$ 2,962
Compass Group Plc	682	4,231
Daimler AG	30	1,494
Desarrolladora Homex SAB de CV - ADR (b) (c)	68	2,999
Esprit Holdings Ltd.	441	2,731
Grupo Televisa SA - ADR	196	4,290
Informa Plc	424	2,390
Li & Fung Ltd.	910	2,227
OPAP SA	67	2,047
PT Astra International Tbk	869	1,549
Puma AG Rudolf Dassler Sport (b)	15	4,063
Reed Elsevier Plc	403	4,005
Suzuki Motor Corp. (b)	108	1,994
Toyota Motor Corp.	106	4,510
Urbi Desarrollos Urbanos SA de CV (c)	422	1,021
WPP Group Plc	533	4,310
		46,823
CONSUMER STAPLES - 12.3%
Heineken Holding NV (b)	91	3,558
Henkel AG & Co. KGaA	94	3,427
Imperial Tobacco Group Plc	278	8,925
InBev NV (b)	81	4,811
Nestle SA	196	8,480
Reckitt Benckiser Plc	113	5,466
Tesco Plc	876	6,095
		40,762
ENERGY - 6.8%
Canadian Natural Resources Ltd.	46	3,121
ENI SpA	173	4,582
Petroleo Brasileiro SA - ADR	82	3,058
Petroleum Geo-Services ASA (b) (c)	173	2,280
Suncor Energy Inc.	106	4,387
Total SA (b)	86	5,209
		22,637
FINANCIALS - 8.9%
Akbank T.A.S. (b)	498	2,549
Aviva Plc	266	2,310
AXA SA (b)	140	4,578
Banco Santander SA	144	2,166
BNP Paribas (b)	69	6,596
Deutsche Boerse AG	18	1,683
KBC Groep NV	18	1,557

Standard Bank Group Ltd. (b)	234	2,689
United Overseas Bank Ltd.	433	5,176
		29,304
HEALTH CARE - 13.5%
Bayer AG	101	7,427
Cochlear Ltd.	79	3,791
Merck KGaA	39	4,138
Novo-Nordisk A/S - Class B	83	4,298
Roche Holding AG	60	9,373
Shire Ltd.	281	4,446
Sonova Holding AG	48	3,102
Teva Pharmaceutical Industries Ltd. - ADR (b)	176	8,045
		44,620
INDUSTRIALS - 10.6%
Bharat Heavy Electricals Ltd.	70	2,432
Canadian National Railway Co.	63	3,025
Capita Group Plc	268	3,333
Fanuc Ltd.	54	4,025
Finmeccanica SpA	169	3,654
Hutchison Whampoa Ltd.	561	4,309
Keppel Corp. Ltd.	734	4,056
Komatsu Ltd.	146	2,388
Siemens AG	45	4,219
TNT NV	131	3,618
		35,059
INFORMATION TECHNOLOGY - 8.5%
Cap Gemini SA (b)	63	2,959
HON HAI Precision Industry Co. Ltd.	683	2,447
Infosys Technologies Ltd. - ADR	183	6,086
Keyence Corp. (b)	20	4,050
Nidec Corp. (b)	84	5,168
Nintendo Co. Ltd.	6	2,587
Nokia Oyj	92	1,716
Nortel Networks Corp. (c)	2	4
Taiwan Semiconductor Manufacturing Co. Ltd.	1,812	3,039
		28,056
MATERIALS - 3.9%
BHP Billiton Ltd. (b)	187	4,841
CRH Plc	99	2,100
Syngenta AG	29	6,064
		13,005
TELECOMMUNICATION SERVICES - 5.9%
America Movil SA de CV - Class L - ADR	136	6,293
China Mobile Ltd.	266	2,666
Telefonica SA	295	7,014
Vodafone Group Plc	1,643	3,629
		19,602
UTILITIES - 1.1%
International Power Plc	567	3,672

Total Common Stocks (cost $359,639)		283,540

PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 1.8%
Porsche Automobil Holding SE	55	5,946

Total Preferred Stocks (cost $11,027)		5,946

SHORT TERM INVESTMENTS - 27.0%
Mutual Funds - 10.7%
JNL Money Market Fund, 2.44% (a) (h)	35,491	35,491

Securities Lending Collateral - 16.3%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	55,079	54,060

Total Short Term Investments (cost $90,570)		89,551

Total Investments - 114.4% (cost $461,236)		379,037
Other Assets and Liabilities, Net - (14.4%)		(47,668)
Total Net Assets - 100%		$ 331,369

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 6.8%
Apollo Group Inc. - Class A (c)	71	$ 4,232
AutoZone Inc. (b) (c)	42	5,149
McDonald's Corp.	59	3,616
Nike Inc. - Class B (b)	162	10,819
Ross Stores Inc.	163	5,989
		29,805
CONSUMER STAPLES - 7.6%
Diageo Plc	447	7,627
PepsiCo Inc.	126	9,010
Procter & Gamble Co.	86	6,007
Wal-Mart Stores Inc.	177	10,583
		33,227
ENERGY - 7.5%
ENSCO International Inc.	148	8,515
Exxon Mobil Corp.	61	4,763
Marathon Oil Corp.	111	4,414
National Oilwell Varco Inc. (c)	104	5,206
Occidental Petroleum Corp.	142	10,018
		32,916
FINANCIALS - 3.9%
Chubb Corp.	136	7,480
Janus Capital Group Inc. (b)	134	3,250
Unibanco - Uniao de Bancos Brasileiros SA - GDR	30	3,004
Unum Group	144	3,619

		17,353
HEALTH CARE - 14.3%
Amgen Inc. (c)	172	10,189
Baxter International Inc.	214	14,023
CR Bard Inc.	68	6,490
Express Scripts Inc. (c)	63	4,656
Gilead Sciences Inc. (c)	81	3,677
Invitrogen Corp. (b) (c)	136	5,133
Johnson & Johnson	201	13,918
St. Jude Medical Inc. (c)	113	4,923
		63,009
INDUSTRIALS - 14.9%
ABB Ltd. (c)	568	11,001
Fluor Corp.	131	7,323
General Dynamics Corp.	82	6,071
Honeywell International Inc.	88	3,645
Joy Global Inc.	68	3,072
Lockheed Martin Corp.	197	21,643
Raytheon Co.	165	8,842
United Technologies Corp.	62	3,743
		65,340
INFORMATION TECHNOLOGY - 30.4%
Accenture Ltd.	420	15,967
Adobe Systems Inc. (c)	253	9,966
Apple Inc. (c)	87	9,905
BMC Software Inc. (c)	202	5,783
Cisco Systems Inc. (c)	309	6,970
Google Inc. - Class A (c)	11	4,516
Hewlett-Packard Co.	492	22,764
Intel Corp.	180	3,368
International Business Machines Corp.	74	8,597
Intuit Inc. (c)	118	3,733
MasterCard Inc. (b)	19	3,369
Microsoft Corp.	513	13,683
Nortel Networks Corp. (c)	-	-
Oracle Corp. (c)	471	9,570
Research In Motion Ltd. (c)	39	2,685
Symantec Corp. (c)	408	7,987
Xilinx Inc.	213	4,997
		133,860
MATERIALS - 4.8%
CF Industries Holdings Inc.	53	4,846
Freeport-McMoRan Copper & Gold Inc.	52	2,976
Mosaic Co.	51	3,462
Rio Tinto Plc - ADR	12	2,984
Syngenta AG	33	6,985
		21,253
TELECOMMUNICATION SERVICES - 0.8%
America Movil SA de CV - Class L - ADR	76	3,510

Total Common Stocks (cost $405,129)		400,273

SHORT TERM INVESTMENTS - 14.2%
Mutual Funds - 8.4%
JNL Money Market Fund, 2.44% (a) (h)	36,959	36,959

Securities Lending Collateral - 5.8%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	25,831	25,354

Total Short Term Investments (cost $62,790)		62,313

Total Investments - 105.2% (cost $467,919)		462,586
Other Assets and Liabilities, Net - (5.2%)		(22,819)
Total Net Assets - 100%		$ 439,767

JNL/AIM Real Estate Fund
COMMON STOCKS - 92.7%
FINANCIALS – 0.0%
China Resources Land Ltd.	72	$ 76

REAL ESTATE INVESTMENT TRUSTS - 92.7%
Apartments - 17.1%
BRE Properties Inc. - Class A (b)	158	7,739
Camden Property Trust (b)	155	7,115
Equity Residential	350	15,550
Essex Property Trust Inc. (b)	68	8,029
Mid-America Apartment Communities Inc.	77	3,769
		42,202
Diversified - 11.7%
Digital Realty Trust Inc. (b)	145	6,872
Liberty Property Trust (b)	107	4,040
Rayonier Inc.	97	4,588
Vornado Realty Trust	80	7,312
Washington Real Estate Investment Trust (b)	162	5,935
		28,747
Health Care - 14.8%
Health Care Real Estate Investment Trust (b)	198	10,561
Nationwide Health Properties Inc. (b)	183	6,590
Senior Housing Properties Trust	295	7,031
Ventas Inc.	249	12,292
		36,474
Hotels - 3.5%
Host Hotels & Resorts Inc. (b)	656	8,718

Office Property - 11.5%
Alexandria Real Estate Equities Inc. (b)	69	7,791
Boston Properties Inc. (b)	123	11,497
SL Green Realty Corp. (b)	140	9,068

		28,356
Regional Malls - 12.8%
General Growth Properties Inc. (b)	315	4,752
Macerich Co. (b)	77	4,899
Simon Property Group Inc. (b)	225	21,848
		31,499
Shopping Centers - 9.8%
Acadia Realty Trust	36	903
Federal Realty Investors Trust (b)	146	12,498
Kimco Realty Corp. (b)	289	10,693
		24,094
Storage - 5.2%
Public Storage Inc.	128	12,713

Warehouse/Industrial - 6.3%
AMB Property Corp.	49	2,234
DCT Industrial Trust Inc.	437	3,276
ProLogis (b)	242	9,982
		15,492

Total Common Stocks (cost $251,381)		228,371

PREFERRED STOCKS - 2.8%
REAL ESTATE INVESTMENT TRUST - 2.8%
Apartments - 0.2%
BRE Properties Inc., 6.75%, Series C (callable at 25 beginning 03/15/09) (b) (p)	17	313
Equity Residential Properties, 6.48%, Series N (callable at 25 beginning 11/24/08) (p)	7	132
		445
Diversified - 0.7%
Duke Realty Corp., 6.50%, Series K (callable at 25 beginning 02/13/09) (p)	14	194
Duke Realty Corp., 6.63%, Series J (callable at 25 beginning 11/24/08) (p)	19	267
Duke Realty Corp., 7.25%, Series N (callable at 25 beginning 06/30/11) (b) (p)	35	513
Lexington Realty Trust, 7.55%, Series D (callable at 25 beginning 02/14/12) (p)	17	220
PS Business Parks Inc., 6.70%, Series P (callable at 25 beginning 01/17/12) (b) (p)	26	423
Vornado Realty Trust, 7.00%, Series E (callable at 25 beginning 08/20/09) (p)	5	88
		1,705
Hotels - 0.6%
Ashford Hospitality Trust Inc., 8.45%, Series D (callable at 25 beginning 07/18/12) (p)	18	196
Hersha Hospitality Trust, 8.00%, Series A (callable at 25 beginning 08/05/10) (p)	6	91
LaSalle Hotel Properties, 7.25%, Series G (callable at 25 beginning 11/17/11) (p)	14	189
LaSalle Hotel Properties, 7.50%, Series D (callable at 25 beginning 08/24/10) (b) (p)	26	378
LaSalle Hotel Properties, 8.00%, Series E (callable at 25 beginning 02/08/11) (b) (p)	16	283
Strategic Hotels & Resorts Inc., 8.25%, Series C (callable at 25 beginning 05/17/11) (p)	14	175
Sunstone Hotel Investors Inc., 8.00%, Series A (callable at 25 beginning 03/17/10) (b) (p)	9	128
		1,440
Mortgage - 0.1%
Gramercy Capital Corp., 8.13%, Series A (callable at 25 beginning 04/18/12) (p)	22	164

Office Property - 0.3%

BioMed Realty Trust Inc., 7.38%, Series A (callable at 25 beginning 01/18/12) (b) (p)	28	501
Corporate Office Property Trust, 8.00% (callable at 25 beginning 11/24/08) (p)	9	182
HRPT Properties Trust, Convertible Preferred, 6.50%, Series D, 12/31/49 (p)	10	141
		824
Shopping Centers - 0.2%
Developers Diversified Realty Corp., 7.38%, (callable at 25 beginning 11/24/08) (p)	4	49
Kimco Realty Corp., 7.75% Series G (callable at 25 beginning 10/10/12) (b) (p)	27	545
		594
Single Tenant - 0.1%
Realty Income Corp., 6.75%, Series E (callable at 25 beginning 12/07/11) (p)	18	343

Storage - 0.5%
Public Storage Inc., 6.63%, Series M (callable at 25 beginning 01/09/12) (p)	36	637
Public Storage Inc., 6.75%, Series L (callable at 25 beginning 10/20/11) (b) (p)	29	506
		1,143
Warehouse/Industrial - 0.1%
First Industrial Realty Trust Inc., 7.25%, Series J (callable at 25 beginning 01/15/11) (p)	19	317

Total Preferred Stocks (cost $10,299)		6,975

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
Merrill Lynch Mortgage Trust REMIC, 5.14%, 07/12/38 (i)	800	633
Morgan Stanley Capital I REMIC, 5.78%, 10/15/42 (i)	330	222

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,043)		855

CORPORATE BONDS AND NOTES - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Health Care - 0.1%
Nationwide Health Properties Inc., 6.25%, 02/01/13	150	150

Total Corporate Bonds and Notes (cost $147)		150

SHORT TERM INVESTMENTS - 28.1%
Mutual Funds - 4.3%
JNL Money Market Fund (a) (h)	10,479	10,479

Securities Lending Collateral - 23.8%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	59,620	58,517

Total Short Term Investments (cost $70,099)		68,996

Total Investments - 124.0% (cost $332,969)		305,347
Other Assets and Liabilities, Net - (24.0%)		(59,087)
Total Net Assets - 100%		$ 246,260

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 12.2%
AnnTaylor Stores Corp. (c)	18	$ 368
Big Lots Inc. (b) (c)	19	521
Buffalo Wild Wings Inc. (b) (c)	13	527
Choice Hotels International Inc.	11	301
DeVry Inc.	12	587
Dick's Sporting Goods Inc. (c)	11	213
HOT Topic Inc. (c)	43	283
Jack in the Box Inc. (c)	20	425
Live Nation Inc. (b) (c)	20	321
Marvel Entertainment Inc. (b) (c)	18	613
National CineMedia Inc.	21	233
PF Chang's China Bistro Inc. (b) (c)	13	311
Strayer Education Inc.	3	645
Tenneco Inc. (b) (c)	19	200
Warnaco Group Inc. (c)	14	640
Zumiez Inc. (b) (c)	23	379
		6,567
CONSUMER STAPLES - 2.3%
Church & Dwight Co. Inc.	10	642
Ralcorp Holdings Inc. (c)	9	608
		1,250
ENERGY - 8.2%
Arena Resources Inc. (c)	16	626
Bill Barrett Corp. (b) (c)	14	464
Carrizo Oil & Gas Inc. (c)	13	489
Dril-Quip Inc. (c)	12	521
FMC Technologies Inc. (c)	9	400
Goodrich Petroleum Corp. (b) (c)	10	435
ION Geophysical Corp. (b) (c)	33	465
Unit Corp. (c)	12	594
Whiting Petroleum Corp. (c)	5	386
		4,380
FINANCIALS - 7.8%
Affiliated Managers Group Inc. (b) (c)	6	523
BioMed Realty Trust Inc.	22	585
City National Corp. (b)	4	233
Greenhill & Co. Inc. (b)	8	611
National Financial Partners Corp. (b)	12	180
optionsXpress Holdings Inc.	16	317
ProAssurance Corp. (c)	8	456
RiskMetrics Group Inc. (b) (c)	9	180
Stifel Financial Corp. (c)	9	454
SVB Financial Group (b) (c)	11	640
		4,179
HEALTH CARE - 21.5%
Acorda Therapeutics Inc. (c)	11	250
Affymetrix Inc. (c)	20	157
AMAG Pharmaceuticals Inc. (b) (c)	6	231

BioMarin Pharmaceutical Inc. (c)	20	523
Cepheid Inc. (c)	18	254
Chemed Corp. (b)	10	431
Eclipsys Corp. (b) (c)	28	593
Gen-Probe Inc. (c)	9	460
Human Genome Sciences Inc. (c)	25	160
Insulet Corp. (c)	18	248
inVentiv Health Inc. (c)	16	280
LifePoint Hospitals Inc. (c)	15	492
Martek Biosciences Corp. (b)	13	393
Medicines Co. (c)	20	454
Mentor Corp. (b)	11	254
Meridian Bioscience Inc.	16	450
Myriad Genetics Inc. (b) (c)	10	632
NuVasive Inc. (b) (c)	18	907
OSI Pharmaceuticals Inc. (c)	2	118
Parexel International Corp. (c)	17	501
Pediatrix Medical Group Inc. (c)	9	476
PharMerica Corp. (c)	1	20
Sciele Pharma Inc. (b)	22	678
United Therapeutics Corp. (c)	5	507
Varian Inc. (c)	12	512
VCA Antech Inc. (b) (c)	16	474
Wright Medical Group Inc. (b) (c)	21	635
Zoll Medical Corp. (c)	13	418
		11,508
INDUSTRIALS - 16.3%
American Commercial Lines Inc. (b) (c)	17	177
Barnes Group Inc. (b)	17	340
Bucyrus International Inc. - Class A	9	400
CoStar Group Inc. (b) (c)	14	617
Dynamic Materials Corp. (b)	12	269
EnergySolutions Inc.	22	221
Forward Air Corp.	14	390
Fuel Tech Inc. (b) (c)	21	381
General Cable Corp. (c)	12	427
Hexcel Corp. (c)	21	287
HUB Group Inc. - Class A (c)	17	623
Interface Inc.	32	363
Knight Transportation Inc. (b)	30	511
Korn/Ferry International (b) (c)	6	105
Lindsay Corp. (b)	6	454
Pike Electric Corp. (c)	31	456
Quanta Services Inc. (c)	10	278
Regal-Beloit Corp. (b)	10	434
Tetra Tech Inc. (c)	29	691
TransDigm Group Inc. (b) (c)	14	476
Wabtec Corp.	11	560
WESCO International Inc. (c)	9	279
		8,739

INFORMATION TECHNOLOGY - 23.5%
Advanced Energy Industries Inc. (c)	15	212
Ansys Inc. (c)	13	490
Aspen Technology Inc. (c)	32	410
Bankrate Inc. (b) (c)	10	400
Blackboard Inc. (b) (c)	17	675
Cogent Inc. (c)	38	384
Coherent Inc. (c)	17	609
DealerTrack Holdings Inc. (b) (c)	15	247
Diodes Inc. (c)	18	329
Euronet Worldwide Inc. (b) (c)	23	381
Global Payments Inc.	9	397
Harmonic Inc. (c)	50	420
Hittite Microwave Corp. (c)	11	373
Informatica Corp. (c)	27	348
JDA Software Group Inc. (c)	18	268
Lawson Software Inc. (b) (c)	48	336
Manhattan Associates Inc. (c)	20	442
Microsemi Corp. (b) (c)	17	442
NeuStar Inc. - Class A (c)	17	340
Nice Systems Ltd. - ADR (c)	15	405
Omniture Inc. (b) (c)	10	177
Polycom Inc. (b) (c)	21	488
Power Integrations Inc. (c)	15	373
Quality Systems Inc. (b)	14	607
Silicon Laboratories Inc. (c)	15	460
SRA International Inc. - Class A (c)	17	389
Starent Networks Corp. (b) (c)	25	320
Syntel Inc. (b)	13	317
Tech Data Corp. (c)	15	447
THQ Inc. (b) (c)	22	269
Varian Semiconductor Equipment Associates Inc. (c)	17	437
Websense Inc. (c)	17	382
		12,574
MATERIALS - 3.5%
Calgon Carbon Corp. (b) (c)	19	382
Carpenter Technology Corp.	9	239
Eagle Materials Inc. (b)	14	319
Grief Inc.	10	640
Texas Industries Inc. (b)	7	287
		1,867
TELECOMMUNICATION SERVICES - 0.8%
SBA Communications Corp. (c)	16	422

UTILITIES - 0.9%
ITC Holdings Corp.	9	470

Total Common Stocks (cost $54,661)		51,956

SHORT TERM INVESTMENTS - 31.5%
Mutual Funds - 4.4%
JNL Money Market Fund, 2.44% (a) (h)	2,388	2,388

Securities Lending Collateral - 27.1%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	14,767	14,494

Total Short Term Investments (cost $17,155)		16,882

Total Investments - 128.5% (cost $71,816)		68,838
Other Assets and Liabilities, Net - (28.5%)		(15,281)
Total Net Assets - 100%		$ 53,557

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 61.6%
CONSUMER DISCRETIONARY - 5.7%
Accor SA (b)	5	$ 262
Benesse Corp. (b)	9	347
Best Buy Co. Inc.	16	593
Comcast Corp. - Class A	21	406
Compagnie Financiere Richemont SA	3	124
Compagnie Generale des Etablissements Michelin	2	130
Ford Motor Co. (c)	122	634
Gannett Co. Inc.	8	132
Gildan Activewear Inc. (c)	4	93
GOME Electrical Appliances Holdings Ltd.	331	98
HanesBrands Inc. (b) (c)	6	122
Home Depot Inc.	26	663
Honda Motor Co. Ltd.	50	1,511
Inditex SA (b)	3	127
Las Vegas Sands Corp. (b) (c)	2	83
Li & Fung Ltd. (b)	80	196
Lowe's Cos. Inc.	13	298
Matsushita Electric Industrial Co. Ltd.	14	241
News Corp. Inc. - Class A	16	191
Nissan Motor Co. Ltd.	66	447
PagesJaunes Groupe SA (b)	14	195
Persimmon Plc	13	91
Phillips-Van Heusen Corp.	6	243
Pulte Homes Inc.	17	233
Shangri-La Asia Ltd.	88	126
Shimamura Co. Ltd. (b)	4	235
Suzuki Motor Corp. (b)	14	259
Target Corp.	38	1,884
Time Warner Inc.	130	1,708
Urban Outfitters Inc. (b) (c)	8	261
Vivendi Universal SA	4	125
Walt Disney Co.	9	273
Yamada Denki Co. Ltd. (b)	3	249
		12,580

CONSUMER STAPLES - 5.5%
AEON Co. Ltd.	15	154
Altria Group Inc.	9	183
Coca-Cola Amatil Ltd.	32	212
Coca-Cola Co.	7	349
Colruyt SA (b)	1	301
Costco Wholesale Corp.	3	201
Energizer Holdings Inc. (c)	2	185
Groupe Danone (b)	10	702
Imperial Tobacco Group Plc	8	270
Japan Tobacco Inc.	-	328
Koninklijke Ahold NV	28	326
L'Oreal SA (b)	14	1,403
Magnit OAO - GDR (c)	5	48
Marfrig Frigorificos e Comercio de Alimentos SA	15	132
Nestle SA	18	778
PepsiCo Inc.	5	385
Perdigao SA	7	136
Pernod-Ricard SA (b)	4	393
Philip Morris International Inc.	13	606
SABMiller Plc	87	1,693
Sara Lee Corp.	51	643
Shoppers Drug Mart Corp.	6	270
Tesco Plc	158	1,097
Uni-Charm Corp. (b)	1	84
Unilever NV	21	602
Wal-Mart de Mexico SAB de CV	233	817
		12,298
ENERGY - 7.1%
Baker Hughes Inc.	13	769
Banpu Public Co. Ltd.	12	107
Banpu Public Co. Ltd.	24	211
BJ Services Co.	39	754
BP Plc	45	377
Cameco Corp.	8	178
Canadian Natural Resources Ltd.	21	1,427
China Shenhua Energy Co. Ltd.	120	294
ConocoPhillips	3	249
Delta Petroleum Corp. (b) (c)	11	143
EnCana Corp.	9	568
Gazprom OAO - ADR	1	15
Marathon Oil Corp.	18	710
OAO Gazprom - ADR	13	428
Oil Search Ltd.	41	183
Petroleo Brasileiro SA - ADR	5	180
Petroleo Brasileiro SA - Petrobras - ADR	7	294
Reliance Industries Ltd.	3	127
Repsol YPF SA	8	237
Royal Dutch Shell Plc - Class A (c)	77	2,278
Schlumberger Ltd.	28	2,187

SeaDrill Ltd.	8	166
Suncor Energy Inc.	35	1,455
Tenaris SA - ADR (b)	4	134
TMK OAO - GDR (b)	20	518
Total SA	15	899
Transocean Inc. - New Shares (c)	3	340
Transocean Inc. (c)	1	132
Weatherford International Ltd. (c)	14	344
		15,704
FINANCIALS - 12.0%
AFLAC Inc.	15	852
Allianz SE	6	836
Amlin Plc	5	28
AXA SA (b)	39	1,288
Banco Bilbao Vizcaya Argentaria SA (b)	30	492
Bank Hapoalim BM	78	236
Bank Muscat SAOG - GDR	14	170
Bank of America Corp.	7	235
Bank of East Asia Ltd.	65	205
Berkshire Hathaway Inc. - Class A (c)	-	914
BNP Paribas (b)	20	1,938
Bumiputra-Commerce Holdings Berhad	123	275
Capital One Financial Corp. (b)	10	495
China Construction Bank Corp. (b)	282	188
China Resources Land Ltd. (b)	114	121
Citigroup Inc.	15	299
Commercial International Bank - GDR	15	95
Commerzbank AG	11	168
DLF Ltd.	61	466
Goldman Sachs Group Inc.	16	2,048
Grupo Financiero Inbursa SA	265	910
HSBC Holdings Plc	10	161
Hypo Real Estate Holding AG	11	66
Industrial & Commercial Bank of China	348	210
ING Groep NV	37	785
Irish Life & Permanent Plc	13	89
JPMorgan Chase & Co.	54	2,526
Link Real Estate Investment Trust	109	227
Macquarie Group Ltd.	1	33
MSCI Inc. (c)	15	353
Muenchener Rueckversicherungs AG	2	369
Nomura Holdings Inc. (b)	87	1,141
Onex Corp.	4	106
ORIX Corp.	8	1,043
Power Corp. of Canada	7	191
Progressive Corp.	39	670
QBE Insurance Group Ltd.	12	249
Royal Bank of Canada	5	233
Royal Bank of Scotland Group Plc	154	496
Sberbank - GDR	-	95

SLM Corp. (c)	15	184
SP Setia Berhad	154	140
Sumitomo Mitsui Financial Group Inc. (b)	-	207
Sumitomo Realty & Development Co. Ltd.	22	479
Swiss Reinsurance	8	420
Tokio Marine Holdings Inc.	16	587
UBS AG (c)	14	233
United Overseas Bank Ltd.	11	132
Wells Fargo & Co.	78	2,935
		26,619
HEALTH CARE - 6.1%
Abbott Laboratories	25	1,445
Allergan Inc.	10	505
Baxter International Inc.	28	1,838
Bayer AG	7	527
Celgene Corp. (c)	5	329
Cerner Corp. (b) (c)	9	411
Genentech Inc. (c)	25	2,252
Genmab A/S (c)	8	459
ImClone Systems Inc. (c)	24	1,505
Novartis AG	5	258
Roche Holding AG	18	2,889
Sanofi-Aventis SA (b)	3	210
Sepracor Inc. (b) (c)	25	450
Smith & Nephew Plc	22	228
UnitedHealth Group Inc.	12	312
		13,618
INDUSTRIALS - 5.3%
A P Moller - Maersk A/S	-	131
Adecco SA	4	169
BAE Systems Plc	180	1,328
Bouygues (b)	29	1,307
China Railway Construction Corp. (c)	227	299
Chiyoda Corp.	32	236
Danaher Corp.	5	333
Deutsche Post AG (b)	6	123
Fanuc Ltd.	10	730
FedEx Corp.	3	261
Fluor Corp.	15	824
Gamesa Corp. Tecnologica SA	5	175
General Electric Co.	36	910
Illinois Tool Works Inc. (b)	9	409
KOC Holding AS (c)	103	310
Larsen & Toubro Ltd.	3	171
Mitsubishi Corp.	5	104
Mitsui & Co. Ltd.	17	211
Nippon Sheet Glass Co. Ltd. (b)	53	274
Orascom Construction Industries - GDR (e) (t)	4	499
Ryanair Holdings Plc - ADR (b) (c)	7	148
Schneider Electric SA (virt-x) (b)	1	124

SMC Corp.	6	604
Smiths Group Plc	13	241
Sumitomo Corp.	47	437
SunPower Corp. (b) (c)	2	136
Suzlon Energy Ltd.	82	269
Tyco International Ltd.	3	99
United Parcel Service Inc. - Class B	2	119
Vallourec	1	296
Weichai Power Co. Ltd.	35	134
Wolseley Plc	19	145
Yamato Transport Co. Ltd.	22	246
		11,802
INFORMATION TECHNOLOGY - 9.0%
Adobe Systems Inc. (c)	19	730
Advanced Micro Devices Inc. (b) (c)	36	190
Agilent Technologies Inc. (c)	7	214
Altera Corp.	7	151
Apple Inc. (c)	2	182
ARM Holdings Plc (b)	104	181
Brocade Communications Systems Inc. (c)	39	226
Canon Inc.	19	701
Cisco Systems Inc. (c)	55	1,234
Citizen Holdings Co. Ltd. (b)	42	292
Corning Inc.	11	170
FUJIFILM Holdings Corp.	10	266
Genpact Ltd. (c)	17	179
Giant Interactive Group Inc. - ADR (b) (c)	12	77
Google Inc. - Class A (c)	5	2,043
Hewlett-Packard Co.	6	296
High Tech Computer Corp. - GDR	4	220
HON HAI Precision Industry Co. Ltd. - GDR	27	186
Hoya Corp.	16	315
Jabil Circuit Inc.	9	88
KLA-Tencor Corp.	5	152
Micron Technology Inc. (b) (c)	94	381
Microsoft Corp.	28	755
Murata Manufacturing Co. Ltd.	10	412
Nintendo Co. Ltd.	4	1,866
Nokia Oyj	6	110
Oracle Corp. Japan (b)	6	264
Paychex Inc.	13	426
Polycom Inc. (c)	8	185
QUALCOMM Inc.	20	838
Research In Motion Ltd. (c)	2	101
Samsung Electronics Co. Ltd.	2	806
Samsung Electronics Co. Ltd. - GDR	3	637
SanDisk Corp. (b) (c)	12	235
SAP AG	15	799
SAP AG - ADR	2	123
Seagate Technology Inc.	18	215

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	79	743
Telefonaktiebolaget LM Ericsson - ADR (b)	6	57
Telefonaktiebolaget LM Ericsson - Class B	139	1,324
Tokyo Electron Ltd. (b)	8	362
Toshiba Corp. (b)	33	144
Trend Micro Inc. (b)	18	682
Yahoo! Inc. (c)	32	545
		20,103
MATERIALS - 5.8%
Air Products & Chemicals Inc.	6	377
Allegheny Technologies Inc.	24	700
Ambuja Cements Ltd. - GDR	52	83
Amcor Ltd.	70	307
Barrick Gold Corp.	32	1,190
BHP Billiton Plc	14	310
Cemex SAB de CV - ADR (b) (c)	10	164
Cleveland-Cliffs Inc.	6	318
Companhia Vale do Rio Doce - ADR	14	251
CRH Plc	22	474
Freeport-McMoRan Copper & Gold Inc.	11	608
Givaudan SA (b)	1	1,034
Harmony Gold Mining Co Ltd - ADR (c)	18	175
Harmony Gold Mining Co. Ltd (c)	21	207
Holcim Ltd.	18	1,344
Inmet Mining Corp.	12	545
Lafarge SA (b)	2	179
Monsanto Co.	5	445
New World Resources NV	1	16
Potash Corp.	17	2,165
Rhodia SA	25	386
Rio Tinto Plc	8	515
Severstal OAO - GDR	15	155
Sumitomo Chemical Co. Ltd.	36	159
Sumitomo Metal Industries Ltd. (b)	72	223
Symrise AG	18	302
Vulcan Materials Co. (b)	4	261
		12,893
TELECOMMUNICATION SERVICES - 4.3%
America Movil SA de CV - Class L - ADR	15	709
American Tower Corp. (c)	7	266
AT&T Inc.	27	743
Bharti Airtel Ltd. (c)	18	310
Level 3 Communications Inc. (b) (c)	215	580
Mobile Telesystems - ADR	1	79
NTT DoCoMo Inc.	-	128
Orascom Telecom Holding SAE - GDR	2	75
Royal KPN NV	49	711
SoftBank Corp. (b)	83	1,078
Swisscom AG	1	358
Taiwan Mobile Co. Ltd.	81	130

Telefonos de Mexico SAB de CV - ADR (b)		33	852
Telekom Austria AG		15	262
Telekomunikasi Indonesia Tbk PT		431	322
Telenor ASA		61	765
Telmex Internacional SAB de CV - ADR (b)		81	1,057
Telmex Internacional SAB de CV (b)		173	114
tw telecom inc. (b) (c)		55	567
Vimpel-Communications - ADR		14	282
Vodafone Group Plc		109	241
			9,629
UTILITIES - 0.8%
Edison International Inc.		7	295
Enersis SA - ADR		24	393
Scottish & Southern Energy Plc		10	249
Southern Co.		6	215
Veolia Environnement		16	678
			1,830

Total Common Stocks (cost $167,424)			137,076

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
UniCredito Italiano Capital Trust III, 4.03% (callable at 100 beginning 10/27/15) (p)	EUR	100	98

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)		1	-

Total Preferred Stocks (cost $124)			98

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f)		-	-

Total Warrants (cost $0)			-

CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 0.5%
Charter Communications Operating LLC, 8.38%, 04/30/14 (e) (t)		$ 200	177
Daimler North America Corp., 4.25%, 10/04/11	EUR	200	271
MGM Mirage, 6.88%, 04/01/16		200	146
Michaels Stores Inc., 10.00%, 11/01/14 (b) (e) (t)		125	78
Time Warner Inc., 5.88%, 11/15/16		250	220
Univision Communications Inc., 9.75%, 03/15/15 (b) (e) (t)		200	92
			984
CONSUMER STAPLES - 0.1%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		200	172

ENERGY - 0.4%
Evergreen Energy Inc., 8.00%, 08/01/12 (s) (t)		60	26
Gaz Capital SA, 6.21%, 11/22/16		300	223

Gaz Capital SA, 6.51%, 03/07/22 (e) (t)		400	288
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14		250	228
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (t)		200	181
			946
FINANCIALS - 2.2%
Bank of America Corp., 5.65%, 05/01/18		250	211
Bank of America NA, 5.30%, 03/15/17		250	208
Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	320
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (e) (t)		150	155
Eurohypo AG, 4.50%, 01/21/13	EUR	100	139
Ford Motor Credit Co. LLC, 8.63%, 11/01/10		100	70
GMAC LLC, 5.85%, 01/14/09 (b)		150	128
iStar Financial Inc., 6.05%, 04/15/15		350	172
Liberty Mutual Group Inc., 7.50%, 08/15/36 (e) (t)		250	197
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	193
Nielsen Finance LLC, 10.00%, 08/01/14		200	190
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	254
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (i) (p) (t)		400	373
Schwab Capital Trust I, 7.50%, 11/15/37 (c) (i)		300	248
Societe Generale, 5.75%, 04/20/16 (e) (t)		150	141
Stadshypotek AB, 6.00%, 12/16/09	SEK	3,000	436
Standard Chartered Bank, 6.40%, 09/26/17 (e) (t)		300	281
Sumitomo Mitsui Banking Corp., 4.38%, 10/27/14	EUR	200	275
Telecom Italia Finance SA, 7.25%, 04/24/12	EUR	150	212
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	200
UniCredito Luxemburg Finance, 6.00%, 10/31/17 (e) (t)		150	128
Wells Fargo Bank NA, 4.75%, 02/09/15		250	225
Westfield Financial Inc., 5.50%, 06/27/17	GBP	150	213
			4,969
HEALTH CARE - 0.5%
AstraZeneca Plc, 5.90%, 09/15/17		250	246
Bayer AG, 5.00%, 07/29/2105	EUR	200	221
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	190
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	329
Tenet Healthcare Corp., 9.88%, 07/01/14		200	195
			1181
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	184

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14		200	134

TELECOMMUNICATION SERVICES - 0.7%
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	267
France Telecom SA, 7.75%, 03/01/11		150	157
France Telecom SA, 7.50%, 03/14/11	GBP	150	277
Nextel Communications Inc., 5.95%, 03/15/14		20	13
Nextel Communications Inc., 7.38%, 08/01/15		55	36
Qwest Communications International Inc., 7.50%, 02/15/14 (k)		100	95

Royal KPN NV, 4.75%, 01/17/17	EUR	200	244
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	449
			1,538
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	266
AES Panama SA, 6.35%, 12/12/16 (e) (t)		300	299
Veolia Environnement, 5.25%, 06/03/13		325	325
			890

Total Corporate Bonds and Notes (cost $12,711)			10,998

GOVERNMENT AND AGENCY OBLIGATIONS - 29.8%
GOVERNMENT SECURITIES - 27.4%
Sovereign - 18.5%
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/45	BRL	90	70
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	50	23
Brazilian Government International Bond, 8.00%, 01/15/18		100	107
Bundesschatzanweisungen, 4.75%, 06/11/10	EUR	550	788
Canadian Government Bond, 4.50%, 06/01/15	CAD	600	600
Colombia Government International Bond, 12.00%, 10/22/15	COP	186,000	89
Colombia Government International Bond, 7.38%, 09/18/37		100	100
France Government Bond, 5.00%, 10/25/11	EUR	975	1,420
France Government Bond, 4.75%, 04/25/35	EUR	900	1,264
Gabonese Republic, 8.20%, 12/12/17		200	185
Israel Government International Bond, 6.50%, 01/31/16	ILS	2,500	784
Japan Government Bond, 0.90%, 12/22/08	JPY	90,000	846
Japan Government Bond, 1.50%, 09/20/14	JPY	390,000	3,749
Japan Government Bond, 2.30%, 12/20/35	JPY	50,000	469
Malaysia Government Bond, 3.77%, 04/28/11	MYR	1,500	434
Malaysia Government Bond, 3.72%, 06/15/12	MYR	2,500	718
Mexican Bonos, 9.00%, 12/24/09	MXN	1,000	92
Mexican Bonos, 10.00%, 12/05/24	MXN	11,000	1,142
Mexico Government International Bond, 5.63%, 01/15/17 (b)		158	154
Netherlands Government Bond, 3.25%, 07/15/15	EUR	2,050	2,749
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	231
Poland Government International Bond, 5.75%, 03/24/10	PLN	400	164
Poland Government International Bond, 6.00%, 11/24/10	PLN	3,500	1,443
Poland Government International Bond, 5.00%, 10/24/13	PLN	550	218
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	1,750	1,389
Republic of Deutschland, 5.25%, 01/04/11	EUR	250	365
Republic of Deutschland, 3.75%, 07/04/13	EUR	2,250	3,169
Republic of Deutschland, 4.25%, 07/04/14	EUR	1,920	2,760
Republic of Deutschland, 3.25%, 07/04/15	EUR	1,025	1,384
Republic of Deutschland, 4.00%, 01/04/18	EUR	3,000	4,245
Republic of Deutschland, 4.25%, 07/04/18	EUR	550	788
Russia Government International Bond, 7.50%, 03/31/30		172	176
Singapore Government Bond, 3.13%, 02/01/11	SGD	2,000	1,439
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,000	733
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,268
Sweden Government Bond, 5.00%, 01/28/09	SEK	8,350	1,208

Sweden Government Bond, 6.75%, 05/05/14	SEK	2,550	423
United Kingdom Treasury Bond, 4.00%, 09/07/16	GBP	1,375	2,396
United Kingdom Treasury Bond, 8.75%, 08/25/17	GBP	300	698
United Kingdom Treasury Bond, 8.00%, 06/07/21	GBP	200	469
United Kingdom Treasury Bond, 4.25%, 06/07/32	GBP	300	503
			41,252
Treasury Inflation Index Securities - 0.4%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (b) (r)		765	757

U.S. Treasury Securities - 8.5%
U.S. Treasury Bond, 7.50%, 11/15/16 (b)		5,500	6,912
U.S. Treasury Bond, 4.50%, 02/15/36 (b)		750	769
U.S. Treasury Note, 4.50%, 02/28/11 (b)		2,500	2,645
U.S. Treasury Note, 4.25%, 08/15/13 (b)		2,100	2,229
U.S. Treasury Note, 4.25%, 11/15/13 (b)		6,050	6,433
			18,988
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association, 5.50%, 03/01/37		1,290	1,288
Federal National Mortgage Association, 6.00%, 03/01/37		2,703	2,741
Federal National Mortgage Association, 6.50%, 11/01/37		1,334	1,369
			5,398

Total Government and Agency Obligations (cost $68,475)			66,395

SHORT TERM INVESTMENTS - 21.5%
Mutual Funds - 3.1%
JNL Money Market Fund, 2.44% (a) (h)		6,899	6,899

Securities Lending Collateral - 18.4%
Mellon GSL DBT II Collateral Fund, 3.41% (h)		41,750	40,978

Total Short Term Investments (cost $48,649)			47,877

Total Investments - 117.9% (cost $297,383)			262,444
Other Assets and Liabilities, Net - (17.9%)			(39,786)
Total Net Assets - 100%			$ 222,658

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.6%
Accor SA (b)		37	$ 1,992
Billabong International Ltd. (b)		201	2,248
Ford Motor Co. (c)		435	2,261
Honda Motor Co. Ltd.		132	3,998
Las Vegas Sands Corp. (b) (c)		60	2,167
Target Corp.		46	2,266
Time Warner Inc.		158	2,070
Walt Disney Co.		70	2,161

Yamada Denki Co. Ltd. (b)	45	3,387
		22,550
CONSUMER STAPLES - 10.9%
Coca-Cola Co.	76	4,003
Groupe Danone	38	2,724
Koninklijke Ahold NV	233	2,689
L'Oreal SA (b)	29	2,885
Pernod-Ricard SA	37	3,277
SABMiller Plc	177	3,448
Unilever Plc	156	4,244
		23,270
ENERGY - 13.2%
Baker Hughes Inc.	20	1,211
Banpu Public Co. Ltd.	200	1,788
BJ Services Co.	48	919
Canadian Natural Resources Ltd.	20	1,358
ConocoPhillips	31	2,249
Delta Petroleum Corp. (b) (c)	120	1,627
Gazprom OAO - ADR	53	1,700
Oil Search Ltd.	371	1,659
Petroleo Brasileiro SA - ADR	68	2,548
Royal Dutch Shell Plc - Class A (b) (c)	119	3,501
Schlumberger Ltd.	52	4,092
Suncor Energy Inc.	42	1,736
Tenaris SA - ADR (b)	41	1,521
Total SA (b)	37	2,242
		28,151
FINANCIALS - 17.4%
Allianz SE	22	3,002
AXA SA (b)	99	3,244
Capital One Financial Corp. (b)	33	1,664
China Construction Bank Corp. (b)	3,444	2,299
Goldman Sachs Group Inc.	22	2,790
Industrial & Commercial Bank of China	3,997	2,416
ING Groep NV	128	2,733
JPMorgan Chase & Co.	104	4,875
Nomura Holdings Inc. (b)	180	2,349
ORIX Corp. (b)	28	3,513
Royal Bank of Scotland Group Plc	898	2,897
Sumitomo Realty & Development Co. Ltd. (b)	112	2,439
Wells Fargo & Co.	75	2,826
		37,047
HEALTH CARE - 7.7%
Abbott Laboratories	87	5,009
Allergan Inc.	53	2,709
Baxter International Inc.	28	1,838
Bayer AG	30	2,190
Genentech Inc. (c)	12	1,029
Roche Holding AG	18	2,800

Sepracor Inc. (b) (c)	48	873
		16,448
INDUSTRIALS - 7.3%
BAE Systems Plc	458	3,373
Chiyoda Corp. (b)	225	1,663
FedEx Corp.	34	2,664
Fluor Corp.	28	1,560
Gamesa Corp. Tecnologica SA	28	955
Ryanair Holdings Plc - ADR (b) (c)	64	1,431
SMC Corp. (b)	24	2,469
Smiths Group Plc	85	1,547
		15,662
INFORMATION TECHNOLOGY - 10.7%
Cisco Systems Inc. (c)	69	1,566
FUJIFILM Holdings Corp.	49	1,250
Google Inc. - Class A (c)	6	2,323
Hewlett-Packard Co.	28	1,272
High Tech Computer Corp. - GDR (b)	31	1,892
Micron Technology Inc. (b) (c)	371	1,504
Nintendo Co. Ltd.	4	1,654
QUALCOMM Inc.	35	1,491
Samsung Electronics Co. Ltd. - GDR	9	1,940
SAP AG	49	2,615
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	324	3,036
Telefonaktiebolaget LM Ericsson - Class B	253	2,399
		22,942
MATERIALS - 9.8%
Air Products & Chemicals Inc.	33	2,267
Barrick Gold Corp.	121	4,435
Companhia Vale do Rio Doce - ADR	98	1,740
CRH Plc	85	1,790
Freeport-McMoRan Copper & Gold Inc. (b)	22	1,269
Givaudan SA	4	3,096
Potash Corp.	13	1,724
Rhodia SA	136	2,124
Rio Tinto Plc	39	2,460
		20,905
TELECOMMUNICATION SERVICES - 7.0%
America Movil SA de CV - Class L - ADR	55	2,531
American Tower Corp. (c)	60	2,155
AT&T Inc.	49	1,360
PT Telekomunikasi Indonesia - ADR	10	298
Royal KPN NV	121	1,742
SoftBank Corp. (b)	123	1,599
Telekomunikasi Indonesia Tbk PT	1,955	1,460
Telenor ASA	183	2,280
Telmex Internacional SAB de CV - ADR (b)	119	1,544
		14,969
UTILITIES - 3.0%
Edison International Inc.	48	1,911

Enersis SA - ADR (b)	130	2,125
Veolia Environnement	57	2,333
		6,369

Total Common Stocks (cost $250,692)		208,313

SHORT TERM INVESTMENTS - 22.0%
Mutual Funds - 3.8%
JNL Money Market Fund, 2.44% (a) (h)	8,024	8,024

Securities Lending Collateral - 18.2%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	39,684	38,949

Total Short Term Investments (cost $47,708)		46,973

Total Investments - 119.6% (cost $298,400)		255,286
Other Assets and Liabilities, Net - (19.6%)		(41,839)
Total Net Assets - 100%		$ 213,447

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 15.5%
ABC-Mart Inc. (b)	18	$ 502
Alexon Group Plc	192	100
ANTA Sports Products Ltd.	391	225
Bloomsbury Publishing Plc	122	329
Burani Designer Holding NV	40	158
Centaur Media Plc	50	46
Cheil Worldwide Inc.	1	272
Dufry South America Ltd.	34	286
ElringKlinger AG (b)	23	431
Exedy Corp. (b)	46	866
Fairpoint Group Plc	145	92
First Juken Co. Ltd.	15	28
Future Plc	303	121
Gaming VC Holdings SA	75	199
Halfords Group Plc	46	213
Hankook Tire Co. Ltd.	15	210
Hellenic Duty Free Shops SA	19	250
Honeys Co. Ltd.	11	50
JB Hi-Fi Ltd. (b)	88	869
Kingdom Hotel Investments - GDR (c)	28	166
Le Chateu Inc.	9	102
Nexity	10	155
Nishimatsuya Chain Co. Ltd. (b)	30	283
Proto Corp.	28	650
Rodriguez Group (c)	9	83
SAF-Holland SA	22	207
Sogefi SpA	125	362

Sportech Plc (c)	82	117
Tecmo Ltd. (b)	48	374
UTV Media Plc	43	95
Xebio Co.. Ltd. (b)	39	750
Yell Group Plc	191	265
Zenrin Co. Ltd. (b)	40	479
		9,335
CONSUMER STAPLES - 7.5%
Cloetta Fazer AB	14	475
Davide Campari-Milano SpA	148	1,205
Drogasil SA	50	268
Hypermarcas SA (c) (e) (t)	13	89
Marr SpA	55	389
Milbon Co. Ltd.	15	324
Olam International Ltd. (b) (e) (t)	381	486
Sundrug Co. Ltd. (b)	40	781
Tassal Group Ltd. (b)	239	430
Viterra Inc. (c)	9	83
		4,530
ENERGY - 5.5%
Afren Plc (c)	463	548
CIC Energy Corp. (c)	41	123
Dockwise Ltd. (c)	302	571
Flex LNG Ltd. (c)	106	846
Gloucester Coal Ltd.	41	307
Premier Oil Plc (c)	21	365
Straits Asia Resources Ltd.	122	128
UEX Corp. (c)	215	304
Vermilion Energy Trust	4	128
		3,320
FINANCIALS - 6.9%
Ascendas India Trust	521	190
CapitaRetail China Trust (b) (e) (t)	148	75
Direct Wonen NV	210	91
E-L Financial Corp. Ltd.	1	322
Espirito Santo Financial Group SA (b)	16	286
Iwai Securities Co. Ltd.	49	569
Kagawa Bank Ltd.	51	239
Korean Reinsurance Co.	44	344
KWG Property Holding Ltd. (b)	450	122
Liontrust Asset Management Plc	25	82
Mah Sing Group Berhad	206	87
Orix JREIT Inc.	-	164
Paragon Group Companies Plc	35	41
Risa Partners Inc.	-	148
Shaftesbury Plc	13	95
Sparebanken Midt-Norge	33	219
Sparebanken Nord-Norge	21	217
Sprott Inc. (e) (t)	17	84
Sumitomo Real Estate Sales Co. Ltd.	12	346

Sun Frontier Fudousan Co Ltd	-	58
Tokyo Tomin Bank Ltd. (b)	21	349
		4,128
HEALTH CARE - 11.3%
As One Corp. (b)	15	312
Genmab A/S (b) (c)	25	1,410
MANI Inc. (b)	19	1,065
Nakanishi Inc.	18	1,572
Nestor Healthcare Group Plc	160	84
Omega Pharma SA	21	883
Pharmstandard OJSC - GDR (c)	21	375
Sysmex Corp. (b)	23	994
Theratechnologies Inc. (c)	17	75
		6,770
INDUSTRIALS - 17.9%
Amano Corp. (b)	46	369
Brunel International NV	30	597
Chiyoda Corp. (b)	77	569
Cosel Co. Ltd.	4	36
Emeco Holdings Ltd.	387	250
Glory Ltd. (b)	10	240
Grafton Group Plc (c)	17	78
Harmonic Drive Systems Inc.	-	181
Ihara Science Corp.	26	166
Iino Kaiun Kaisha Ltd. (b)	15	125
Kaba Holding AG	1	251
KCC Engineering & Construction Co. Ltd.	4	101
Kintetsu World Express Inc. (b)	6	101
Kokusai Co. Ltd.	39	307
Kyokuto Kaihatsu Kogyo Co. Ltd.	4	17
MISUMI Group Inc. (b)	33	563
Miura Co. Ltd. (b)	39	845
NovaCast AB - Class B (c)	34	124
OPD Group PLC	19	40
Pfleiderer AG (b)	29	351
Pronexus Inc. (b)	10	69
Robert Walters Plc	61	119
Sagami Railway Co. Ltd. (b)	62	233
Sato Corp.	31	409
Seco Tools AB - Class B	21	226
Seek Ltd. (b)	389	1,608
Simrad Optronics ASA (c)	177	102
SMA Solar Technology SA (c)	7	555
Spirax-Sarco Engineering Plc	13	203
Taewoong Co. Ltd.	1	97
Telegate AG	26	370
Titan Europe Plc	103	91
Tocalo Co. Ltd.	55	639
Trafficmaster Plc (c)	109	41
Trancom Co. Ltd.	5	53

Transpacific Industries Group Ltd. (b)	60	342
Uponor Oyj	12	151
Vitran Corp. Inc. (c)	10	128
		10,747
INFORMATION TECHNOLOGY - 11.2%
Abacus Group Plc	239	86
Acal Plc	69	160
ASM Pacific Technology Ltd. (b)	49	284
Aveva Group Plc	4	85
Boewe Systec AG	8	166
COM DEV International Ltd. (c)	61	181
CSR Plc (c)	30	143
Dai-ichi Seiko Co. Ltd.	8	120
Dialog Semiconductor Plc (b) (c)	90	95
Disco Corp. (b)	9	261
Electrocomponents Plc	41	121
Filtronic Plc (c)	103	163
Halma Plc	30	104
Hamamatsu Photonics KK	32	781
Icom Inc.	28	564
Kontron AG	66	682
Lasertec Corp.	8	75
Micronics Japan Co. Ltd. (b)	20	283
Monitise Plc (c)	870	120
Morse Plc	63	48
Mosaid Technologies Inc.	12	135
Premier Farnell Plc	67	198
Rotork Plc	15	249
Sandvine Inc. (c)	63	60
Sepura Ltd.	167	163
Spirent Communications Plc	170	206
Temenos Group AG (b) (c)	14	262
Thomson Intermedia Associates Ltd. (c)	45	26
Wacom Co. Ltd.	-	763
Yamatake Corp. (b)	7	113
		6,697
MATERIALS - 13.2%
Aricom Plc (c) (e) (t)	2,252	1,024
Banro Corp. (c)	81	213
Banro Corp. (c) (f)	66	225
Delta Plc	151	287
Farallon Resources Ltd. (c)	750	268
Fronteer Development Group Inc. (c)	35	101
Fronteer Development Group Inc. (b) (c)	83	239
Frontera Copper Corp. (c)	146	167
Fuji Seal International Inc.	4	70
Gem Diamonds Ltd. (c)	13	162
Great Basin Gold Ltd. (c)	87	178
Gunns Ltd. (e) (t)	743	692
Katanga Mining Ltd. (c)	46	219

Kyoei Steel Ltd.	19	368
Labrador Iron Mines Holdings Ltd. (c)	22	45
Labrador Iron Ore Royalty Trust	27	1,138
MagIndustries Corp. (c)	100	86
Minefinders Corp. (c)	20	151
Namakwa Diamonds Ltd. (c)	95	158
Nihon Parkerizing Co. Ltd.	8	90
North American Palladium Ltd. (b) (c)	71	147
Platmin Ltd. (c)	116	258
Red Back Mining Inc. (c)	39	234
Resin Systems Inc. (c)	745	420
Rhodia SA	14	220
Steico AG	6	20
Stornoway Diamond Corp. (c)	146	23
TEAL Exploration & Mining Inc. (c)	32	69
Western Goldfields Inc. (c)	279	427
Whitemud Resources Inc. (c)	50	235
		7,934
TELECOMMUNICATION SERVICES - 0.5%
Freenet AG (c)	30	276

UTILITIES - 1.0%
Canadian Hydro Developers Inc. (c)	50	195
China Gas Holdings Ltd. (b)	908	157
Elia System Operator SA	5	202
Emp Distribuidora y Comercializadora Norta SA - ADR (b) (c)	7	46
		600

Total Common Stocks (cost $81,449)		54,337

PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.3%
Biotest AG	3	199

Total Preferred Stocks (cost $267)		199

INVESTMENT FUNDS - 3.8%
SPDR S&P International Small Cap ETF	92	2,249

Total Investment Funds (cost $2,458)		2,249

RIGHTS - 0.0%
Gunns Ltd. - Rights (c) (f)	306	-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Aricom Plc, Strike 0.80, 05/06/10 (c)	153	13
Petaquilla Copper Ltd. (c) (f)	182	-

Total Warrants (cost $70)		13

SHORT TERM INVESTMENTS - 29.2%
Mutual Funds - 13.1%
JNL Money Market Fund, 2.44% (a) (h)	7,880	7,880

Securities Lending Collateral - 16.1%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	9,820	9,638

Total Short Term Investments (cost $17,700)		17,518

Total Investments - 123.8% (cost $101,944)		74,316
Other Assets and Liabilities, Net - (23.8%)		(14,271)
Total Net Assets - 100%		$ 60,045

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 12.3%
Best Buy Co. Inc. (b)	45	$ 1,669
Coach Inc. (c)	13	329
Gannett Co. Inc. (b)	56	945
Home Depot Inc.	17	436
Jarden Corp. (b) (c)	84	1,965
Las Vegas Sands Corp. (b) (c)	142	5,131
Lowe's Cos. Inc.	79	1,876
Omnicom Group Inc.	21	817
Target Corp.	181	8,883
Time Warner Cable Inc. - Class A (b) (c)	121	2,928
Time Warner Inc.	182	2,391
Urban Outfitters Inc. (b) (c)	63	2,014
Viacom Inc. - Class B (c)	34	832
Walt Disney Co.	45	1,387
Wynn Resorts Ltd. (b)	10	784
		32,387
CONSUMER STAPLES - 8.5%
Avon Products Inc.	39	1,609
Bare Escentuals Inc. (b) (c)	122	1,326
Coca-Cola Co.	22	1,169
Energizer Holdings Inc. (b) (c)	77	6,178
Estee Lauder Cos. Inc. (b)	35	1,722
PepsiCo Inc.	135	9,600
Walgreen Co.	29	907
		22,511
ENERGY - 4.7%
Baker Hughes Inc.	31	1,901
EOG Resources Inc.	9	770
Marathon Oil Corp.	84	3,361
Schlumberger Ltd.	53	4,162

Weatherford International Ltd. (c)	94	2,358
		12,552
FINANCIALS - 8.8%
AFLAC Inc.	75	4,400
Goldman Sachs Group Inc.	47	6,016
Hudson City Bancorp Inc.	82	1,504
JPMorgan Chase & Co.	131	6,122
Progressive Corp.	38	662
SLM Corp. (c)	64	791
Wells Fargo & Co.	73	2,743
XL Capital Ltd. - Class A	48	863
		23,101
HEALTH CARE - 19.8%
Aetna Inc.	32	1,156
Allergan Inc.	109	5,624
Amylin Pharmaceuticals Inc. (b) (c)	13	271
Baxter International Inc.	81	5,329
BioMarin Pharmaceutical Inc. (c)	43	1,139
Celgene Corp. (c)	80	5,043
Cerner Corp. (b) (c)	72	3,223
DaVita Inc. (c)	24	1,368
Forest Laboratories Inc. (c)	9	258
Genentech Inc. (c)	113	10,039
Gilead Sciences Inc. (c)	48	2,202
Health Net Inc. (c)	42	986
ImClone Systems Inc. (c)	78	4,870
Medtronic Inc.	130	6,503
Sepracor Inc. (b) (c)	61	1,111
Teva Pharmaceutical Industries Ltd. - ADR	46	2,102
UnitedHealth Group Inc.	36	906
		52,130
INDUSTRIALS - 10.7%
Danaher Corp. (b)	56	3,893
FedEx Corp. (b)	22	1,770
Fluor Corp.	41	2,273
General Electric Co.	217	5,531
Illinois Tool Works Inc.	108	4,792
Monster Worldwide Inc. (b) (c)	59	876
Southwest Airlines Co.	204	2,966
SunPower Corp. (b) (c)	14	993
United Parcel Service Inc. - Class B	67	4,188
United Technologies Corp.	17	991
		28,273
INFORMATION TECHNOLOGY - 27.6%
Adobe Systems Inc. (c)	68	2,688
Affiliated Computer Services Inc. - Class A (c)	14	684
Agilent Technologies Inc. (c)	80	2,364
Altera Corp.	137	2,831
Apple Inc. (c)	32	3,592

Brocade Communications Systems Inc. (c)	529	3,076
Ciena Corp. (b) (c)	72	722
Cisco Systems Inc. (c)	238	5,360
Cognizant Technology Solutions Corp. (c)	63	1,443
Corning Inc.	50	785
Dell Inc. (c)	27	442
eBay Inc. (c)	62	1,388
Flextronics International Ltd. (c)	64	452
Google Inc. - Class A (c)	31	12,576
Jabil Circuit Inc.	143	1,359
KLA-Tencor Corp. (b)	64	2,022
Microsoft Corp.	136	3,633
NetApp Inc. (c)	68	1,243
Oracle Corp. (c)	38	762
Paychex Inc.	147	4,862
Polycom Inc. (b) (c)	79	1,820
QUALCOMM Inc.	139	5,986
SanDisk Corp. (b) (c)	22	435
SAP AG - ADR (b)	20	1,069
VeriFone Holdings Inc. (b) (c)	327	5,410
Xilinx Inc. (b)	19	452
Yahoo! Inc. (c)	299	5,168
		72,624
MATERIALS - 2.0%
Allegheny Technologies Inc. (b)	80	2,367
Celanese Corp. - Class A	32	879
Cleveland-Cliffs Inc.	21	1,085
Monsanto Co.	10	960
		5,291
TELECOMMUNICATION SERVICES - 2.0%
American Tower Corp. (c)	38	1,355
Level 3 Communications Inc. (b) (c)	685	1,850
tw telecom inc. (b) (c)	187	1,943
		5,148
UTILITIES - 0.3%
Allegheny Energy Inc.	19	710

Total Common Stocks (cost $302,446)		254,727

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Sallie Mae Corp. Convertible Preferred, 7.25%, 12/15/10	1	399

Total Preferred Stocks (cost $642)		399

INVESTMENT FUNDS - 0.6%
iShares Russell 1000 Growth Fund	31	1,495

Total Investment Funds (cost $1,685)		1,495

SHORT TERM INVESTMENTS - 22.1%
Mutual Funds - 2.8%
JNL Money Market Fund, 2.44% (a) (h)	7,371	7,371

Securities Lending Collateral - 19.3%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	51,733	50,776

Total Short Term Investments (cost $59,104)		58,147

Total Investments - 119.5% (cost $363,877)		314,768
Other Assets and Liabilities, Net - (19.5%)		(51,334)
Total Net Assets - 100%		$ 263,434

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 93.9%
ENERGY - 26.7%
Acergy SA (b)	145	$ 1,466
Aker Kvaerner ASA	140	2,267
BG Group Plc	210	3,809
C.A.T. Oil AG (b) (c)	86	395
Cameco Corp.	100	2,167
Cameron International Corp. (c)	42	1,619
Canadian Natural Resources Ltd.	16	1,097
Canoro Resources Ltd. (c)	82	36
Devon Energy Corp.	12	1,094
DNO International ASA (b) (c)	800	746
ENI SpA	115	3,048
Exxon Mobil Corp.	102	7,921
Hess Corp.	34	2,791
KazMunaiGas Exploration Production - GDR	155	2,451
Nexen Inc.	134	3,110
OAO Gazprom - ADR	155	4,953
Occidental Petroleum Corp.	46	3,241
OPTI Canada Inc. (c)	80	831
Petroleo Brasileiro SA - Petrobras - ADR	165	7,252
Prosafe Production Public Ltd. (c)	125	298
ProSafe SE (b) (c)	125	681
Range Resources Corp.	12	496
Rosneft Oil Co. - GDR (c)	230	1,592
Royal Dutch Shell Plc - Class B	300	8,428
Saipem SpA	110	3,291
SBM Offshore NV	120	2,569
Schlumberger Ltd.	25	1,952
Sevan Marine ASA (b) (c)	386	1,593
Suncor Energy Inc.	80	3,307
Total SA (b)	55	3,341
Urals Energy Public Co. Ltd. (c)	26	18
XTO Energy Inc.	10	482
		78,342
HEALTH CARE - 1.2%
Bayer AG	50	3,662

MATERIALS - 66.0%
Air Products & Chemicals Inc.	52	3,561
Alcoa Inc.	250	5,645
Alumina Ltd. (b)	1,350	3,404
Anglo American Plc	384	12,971
ArcelorMittal	243	12,310
ArcelorMittal South Africa Ltd.	170	3,431
Barrick Gold Corp.	190	6,981
BHP Billiton Plc	1,230	27,865
Companhia Vale do Rio Doce - ADR (b)	143	2,738
Evraz Group SA - GDR	45	1,738
First Quantum Minerals Ltd.	45	1,691
Freeport-McMoRan Copper & Gold Inc. (b)	157	8,925
Goldcorp Inc.	193	6,075
Impala Platinum Holdings Ltd.	250	5,104
International Paper Co.	610	15,970
JFE Holdings Inc.	84	2,605
Johnson Matthey Plc	100	2,433
Kinross Gold Corp.	390	6,263
Linde AG	60	6,407
Newcrest Mining Ltd.	29	604
Nippon Steel Corp. (b)	1,471	5,552
Praxair Inc.	55	3,946
Rio Tinto Plc	270	16,945
Stora Enso Oyj - Class R	500	4,886
Straits Resources Ltd.	600	1,170
Svenska Cellulosa AB	340	3,602
Symrise AG	310	5,263
TEAL Exploration & Mining Inc. (c)	130	280
Umicore	160	4,941
UPM-Kymmene Oyj	425	6,631
Xstrata Plc	120	3,740
		193,677

Total Common Stocks (cost $404,254)		275,681

RIGHTS - 0.0%
Alumina Ltd. - Rights (c) (f)	355	98

Total Rights (cost $0)		98

SHORT TERM INVESTMENTS - 11.2%
Mutual Funds - 5.8%
JNL Money Market Fund, 2.44% (a) (h)	16,969	16,969

Securities Lending Collateral - 5.4%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	16,060	15,763

Total Short Term Investments (cost $33,029)		32,732

Total Investments - 105.1% (cost $437,283)		308,511
Other Assets and Liabilities, Net - (5.1%)		(15,083)
Total Net Assets - 100%		$ 293,428

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 118.5%
CONSUMER DISCRETIONARY - 16.2%
Aaron Rents Inc.	3	$ 70
Abercrombie & Fitch Co. - Class A	2	75
Advance Auto Parts Inc.	6	246
Aeropostale Inc. (c)	3	96
American Axle & Manufacturing Holdings Inc.	1	4
Arbitron Inc.	4	174
Autoliv Inc.	3	115
Best Buy Co. Inc.	1	49
Big Lots Inc. (c)	8	231
Black & Decker Corp.	-	6
BorgWarner Inc.	3	82
Buckle Inc.	-	22
Burger King Holdings Inc.	3	79
Cablevision Systems Corp. - Class A	1	33
CEC Entertainment Inc. (c)	4	116
Cinemark Holdings Inc.	1	12
Coach Inc. (c)	5	125
DeVry Inc.	-	15
Dillard's Inc. - Class A	-	4
Dollar Tree Inc. (c)	4	138
Domino's Pizza Inc. (c)	-	1
Entercom Communications Corp.	4	21
Expedia Inc. (c)	6	86
Family Dollar Stores Inc. (n)	18	431
Foot Locker Inc. (n)	24	389
Ford Motor Co. (c)	14	73
GameStop Corp. - Class A (c)	6	205
Gap Inc. (n)	75	1,334
General Motors Corp.	4	35
Gentex Corp.	5	77
H&R Block Inc. (n)	20	449
HanesBrands Inc. (c)	6	135
Hasbro Inc.	3	87
HSN Inc. (c)	2	18
Interactive Data Corp.	4	98
Interpublic Group of Cos. Inc. (c)	4	33
Interval Leisure Group Inc. (c)	2	17
J Crew Group Inc. (c)	1	31
J.C. Penney Co. Inc.	3	90
John Wiley & Sons Inc.	6	231
Johnson Controls Inc.	1	33
Jones Apparel Group Inc.	5	92
Leggett & Platt Inc.	2	39
Lennar Corp.	1	21
Limited Brands Inc.	4	66
New York Times Co. - Class A	1	14
News Corp. Inc. - Class A	2	26
Nike Inc. - Class B	-	27
Omnicom Group Inc.	-	15

Penske Auto Group Inc.	-	3
RadioShack Corp. (n)	25	430
Regal Entertainment Group - Class A	17	260
Rent-A-Center Inc. (c)	1	19
Ross Stores Inc. (n)	24	887
Sally Beauty Holdings Inc. (c)	2	14
Scripps Networks Interactive Inc.	1	18
Sears Holdings Corp. (c)	-	37
Snap-On Inc. (n)	8	442
Sonic Corp. (c)	2	31
Staples Inc.	3	77
Ticketmaster (c)	2	18
Tim Hortons Inc. (n)	23	693
TJX Cos. Inc. (n)	16	482
Tupperware Brands Corp.	9	238
Urban Outfitters Inc. (c)	1	22
Warner Music Group Corp.	3	23
Weight Watchers International Inc.	11	417
Wendy's/Arby's Group Inc.	10	54
WMS Industries Inc. (c)	3	98
World Wrestling Entertainment Inc.	2	23
Wyndham Worldwide Corp.	5	83
Yum! Brands Inc.	11	366
		10,601
CONSUMER STAPLES - 18.1%
Alberto-Culver Co. (n)	16	436
Altria Group Inc. (n)	126	2,490
Avon Products Inc.	1	29
BJ's Wholesale Club Inc. (c)	7	264
Boston Beer Co. Inc. - Class A (c)	-	5
Brown-Forman Corp. - Class B	2	129
Campbell Soup Co.	8	301
Church & Dwight Co. Inc. (n)	10	602
Coca-Cola Enterprises Inc.	-	3
Corn Products International Inc.	2	65
Costco Wholesale Corp.	2	136
Dean Foods Co. (c)	8	178
Del Monte Foods Co.	5	40
Flowers Foods Inc.	10	302
General Mills Inc.	-	13
Hershey Co. (n)	16	625
HJ Heinz Co.	1	60
Hormel Foods Corp. (n)	11	381
JM Smucker Co.	3	162
Lorillard Inc.	2	135
McCormick & Co. Inc. (n)	17	654
Molson Coors Brewing Co.	1	33
Pepsi Bottling Group Inc. (n)	52	1,505
PepsiAmericas Inc. (n)	46	955
Philip Morris International Inc. (n)	13	620

Procter & Gamble Co.	-	7
Ralcorp Holdings Inc. (c)	1	61
Sara Lee Corp.	22	272
SYSCO Corp.	20	626
Unilever NV - NYS	7	206
Whole Foods Market Inc.	1	16
WM Wrigley Jr. Co.	7	532
		11,843
ENERGY - 11.4%
Alpha Natural Resources Inc. (c)	2	123
Arch Coal Inc.	5	158
Atwood Oceanics Inc. (c)	3	102
Baker Hughes Inc.	3	182
Bill Barrett Corp. (c)	3	83
BJ Services Co.	1	13
Cimarex Energy Co. (n)	8	406
CNX Gas Corp. (c)	1	18
Complete Production Services Inc. (c)	1	12
Comstock Resources Inc. (c)	4	185
Continental Resources Inc. (c)	-	4
Dresser-Rand Group Inc. (c)	8	242
Enbridge Energy Partners LP	2	64
Enbridge Inc.	1	38
Encore Acquisition Co. (c)	-	8
Energy Partners Ltd. (c)	1	6
ENSCO International Inc.	1	63
Enterprise Products Partners LP	2	52
Exxon Mobil Corp. (n)	21	1,600
FMC Technologies Inc. (c)	3	149
Forest Oil Corp. (c)	-	15
Foundation Coal Holdings Inc.	2	78
Goodrich Petroleum Corp. (c)	2	74
Halliburton Co. (n)	11	350
Helmerich & Payne Inc.	-	17
IHS Inc. (c)	-	5
International Coal Group Inc. (c)	1	8
Key Energy Services Inc. (c)	33	379
Kinder Morgan Energy Partners LP	-	5
Kinder Morgan Management LLC (c) (n)	7	344
Magellan Midstream Partners LP	1	16
Mariner Energy Inc. (c)	5	103
Massey Energy Co.	4	125
Newfield Exploration Co. (c)	-	13
Noble Corp.	5	198
NuStar Energy LP	2	89
Oceaneering International Inc. (c)	1	37
Overseas Shipholding Group Inc.	2	105
Patterson-UTI Energy Inc.	5	108
Peabody Energy Corp.	3	153
Penn Virginia Resource Partners LP	2	30

Permian Basin Royalty Trust	1	14
Petro-Canada	6	197
Pioneer Natural Resources Co.	-	21
Pride International Inc. (c)	3	80
Royal Dutch Shell Plc - ADR	2	130
Schlumberger Ltd.	2	180
SEACOR Holdings Inc. (c)	-	32
Southwestern Energy Co. (c)	1	21
Stone Energy Corp. (c)	5	192
Superior Energy Services Inc. (c)	3	78
Tidewater Inc.	5	299
TransCanada Corp.	-	14
Unit Corp. (c)	2	110
W&T Offshore Inc. (n)	12	314
Walter Industries Inc.	1	24
Whiting Petroleum Corp. (c)	-	29
		7,495
FINANCIALS - 22.5%
ACE Ltd.	1	43
Aegon NV - NYS	18	158
AFLAC Inc. (n)	19	1,093
American Capital Ltd.	1	33
American Financial Group Inc.	15	451
American International Group Inc. (n)	-	1
Ameriprise Financial Inc.	2	80
Aon Corp.	8	342
Apartment Investment & Management Co.	1	22
Arthur J Gallagher & Co.	15	380
Assurant Inc.	1	28
Astoria Financial Corp.	30	630
AvalonBay Communities Inc.	1	49
Axis Capital Holdings Ltd.	4	127
BancorpSouth Inc.	15	425
Bank of America Corp.	12	414
Bank of Hawaii Corp. (n)	9	465
BB&T Corp.	3	125
BlackRock Inc.	1	117
Boston Properties Inc.	1	66
Brown & Brown Inc.	1	19
Charles Schwab Corp.	22	580
CIT Group Inc.	6	40
Citigroup Inc.	-	4
Cullen/Frost Bankers Inc.	6	336
Developers Diversified Realty Corp.	1	22
Discover Financial Services	3	35
E*Trade Financial Corp. (c)	3	8
Eaton Vance Corp.	-	4
Endurance Specialty Holdings Ltd.	5	139
Equity Residential	2	84
Fannie Mae	7	10

Federated Investors Inc. - Class B	16	461
Fifth Third Bancorp	-	2
First American Corp.	3	74
First Bancorp Inc. / Puerto Rico	1	7
First Horizon National Corp.	4	33
Franklin Resources Inc.	1	115
General Growth Properties Inc.	2	24
Genworth Financial Inc. - Class A	13	112
Hanover Insurance Group Inc.	2	86
HCC Insurance Holdings Inc.	1	24
HCP Inc.	2	68
Host Hotels & Resorts Inc.	4	48
Hudson City Bancorp Inc. (n)	36	672
Huntington Bancshares Inc.	2	14
Invesco Ltd.	2	46
Investment Technology Group Inc. (c)	2	49
Janus Capital Group Inc.	1	17
Kimco Realty Corp.	2	59
Leucadia National Corp.	3	147
Lincoln National Corp.	2	64
Loews Corp.	1	20
M&T Bank Corp.	-	9
Marshall & Ilsley Corp.	1	29
Mercury General Corp.	1	38
MGIC Investment Corp.	2	12
New York Community Bancorp Inc.	6	102
Northern Trust Corp. (n)	7	498
Old National Bancorp	3	60
PartnerRe Ltd.	2	129
Plum Creek Timber Co. Inc.	1	55
PNC Financial Services Group Inc.	-	22
ProLogis	2	66
Prudential Financial Inc.	-	7
Public Storage Inc.	1	79
Raymond James Financial Inc.	9	290
Regions Financial Corp.	8	74
Reinsurance Group of America Inc. (n)	13	686
Simon Property Group Inc.	1	136
StanCorp Financial Group Inc.	4	187
State Street Corp.	1	57
SunTrust Banks Inc.	2	74
T. Rowe Price Group Inc. (n)	13	709
Torchmark Corp. (n)	28	1,668
Tree.com Inc. (c)	-	1
Unitrin Inc.	1	22
Unum Group	5	131
Valley National Bancorp	21	436
Vornado Realty Trust	1	82
Waddell & Reed Financial Inc. - Class A	17	428
Washington Mutual Inc.	10	1

WR Berkley Corp.	6	137
Zions Bancorp	1	31
		14,728
HEALTH CARE - 14.6%
Aetna Inc.	4	134
AmerisourceBergen Corp.	2	75
Applied Biosystems Inc.	3	86
Barr Pharmaceuticals Inc. (c)	4	274
Becton Dickinson & Co.	1	72
Bristol-Myers Squibb Co.	15	313
Cephalon Inc. (c)	-	15
Cerner Corp. (c)	3	125
Cigna Corp. (n)	10	335
Covance Inc. (c)	3	301
CR Bard Inc.	1	47
Edwards Lifesciences Corp. (c) (n)	4	214
Eli Lilly & Co. (n)	12	506
Endo Pharmaceuticals Holdings Inc. (c)	1	22
Express Scripts Inc. (c)	-	22
Forest Laboratories Inc. (c)	2	42
Haemonetics Corp. (c)	1	74
Hospira Inc. (c)	-	11
Humana Inc. (c)	3	103
Invitrogen Corp. (c) (n)	39	1,459
Kinetic Concepts Inc. (c)	1	15
McKesson Corp.	2	81
Medco Health Solutions Inc. (c)	-	5
Medics Pharmaceutical Corp.	-	1
Merck & Co. Inc. (n)	23	713
Myriad Genetics Inc. (c)	-	20
Onyx Pharmaceuticals Inc. (c)	-	7
Owens & Minor Inc.	-	20
Pediatrix Medical Group Inc. (c)	-	5
Perrigo Co.	3	112
Pfizer Inc. (n)	147	2,718
Pharmaceutical Product Development Inc.	2	62
Quest Diagnostics Inc.	1	52
Resmed Inc. (c)	1	39
Sepracor Inc. (c)	4	64
STERIS Corp.	5	180
Valeant Pharmaceutical International (c)	9	178
Varian Medical Systems Inc. (c)	3	171
Waters Corp. (c) (n)	8	448
Watson Pharmaceuticals Inc. (c)	13	371
WellCare Health Plans Inc. (c)	2	79
		9,571
INDUSTRIALS - 9.8%
AGCO Corp. (c)	1	43
Alexander & Baldwin Inc.	1	31
Alliant Techsystems Inc. (c)	2	207

Avis Budget Group Inc. (c)	15	88
Boeing Co. (n)	5	275
Brink's Co.	2	128
Bucyrus International Inc. - Class A	2	103
Covanta Holding Corp. (c)	-	10
Crane Co.	3	92
Cummins Inc. (n)	6	262
Dover Corp.	6	255
Emerson Electric Co.	1	33
Fluor Corp.	5	290
Foster Wheeler Ltd. (c)	1	36
FTI Consulting Inc. (c)	2	159
Gardner Denver Inc. (c)	1	31
GATX Corp.	2	83
General Electric Co. (n)	14	360
Goodrich Corp. (n)	8	345
Harsco Corp.	7	245
Hexcel Corp. (c)	7	90
Honeywell International Inc.	-	4
Hubbell Inc. - Class B	1	32
Jacobs Engineering Group Inc. (c) (n)	4	201
Joy Global Inc.	1	50
KBR Inc.	4	55
Kirby Corp. (c)	6	224
Koninklijke Philips Electronics NV - NYS	2	65
Manitowoc Co. Inc.	7	109
MasTec Inc. (c)	-	4
Met-Pro Corp.	1	7
Monster Worldwide Inc. (c)	6	89
MSC Industrial Direct Co. - Class A	-	14
Northwest Airlines Corp. (c)	1	9
Orbital Sciences Corp. (c)	2	38
Parker Hannifin Corp.	1	27
Pentair Inc.	1	31
Pitney Bowes Inc. (n)	15	499
Raytheon Co.	1	32
Republic Services Inc. - Class A (n)	16	492
Robert Half International Inc.	2	59
Rockwell Automation Inc.	4	138
Rockwell Collins Inc.	5	236
Rollins Inc. (n)	12	233
Ryder System Inc.	-	20
Southwest Airlines Co.	10	145
Steelcase Inc.	10	102
Textron Inc.	1	35
TransDigm Group Inc. (c)	2	75
Waste Connections Inc. (c)	1	21
Waste Management Inc.	-	3
Watson Wyatt Worldwide Inc.	-	5
Werner Enterprises Inc.	9	204

Woodward Governor Co.	-	7
		6,431
INFORMATION TECHNOLOGY - 11.2%
Activision Blizzard Inc. (c)	2	28
Advent Software Inc. (c)	1	18
Amphenol Corp. - Class A	-	16
Analog Devices Inc.	16	414
Anixter International Inc. (c)	1	42
Apple Inc. (c)	1	159
Applied Materials Inc.	-	2
Autodesk Inc. (c)	-	10
BMC Software Inc. (c) (n)	25	724
Broadridge Financial Solutions Inc.	9	131
Ciena Corp. (c)	-	4
Cisco Systems Inc. (c)	9	194
Cognizant Technology Solutions Corp. (c)	4	89
Digital River Inc. (c)	2	55
Dolby Laboratories Inc. - Class A (c)	-	14
DST Systems Inc. (c)	-	11
Entegris Inc. (c)	1	4
FLIR Systems Inc. (c)	5	177
Global Payments Inc.	4	193
Google Inc. - Class A (c)	1	200
Hewlett-Packard Co.	-	9
IAC/InterActiveCorp. (c)	4	70
Intel Corp. (n)	41	774
Intermec Inc. (c)	1	24
Jabil Circuit Inc.	20	191
JDS Uniphase Corp. (c)	10	87
Lexmark International Inc. (c)	2	59
Linear Technology Corp.	-	9
McAfee Inc. (c)	1	20
MEMC Electronic Materials Inc. (c)	1	28
Micron Technology Inc. (c)	5	20
Microsoft Corp. (n)	51	1,356
NCR Corp. (c)	3	71
NetApp Inc. (c)	5	97
NeuStar Inc. - Class A (c) (n)	11	217
Paychex Inc.	7	221
PMC - Sierra Inc. (c)	-	3
QLogic Corp. (c) (n)	17	264
QUALCOMM Inc. (n)	10	413
Red Hat Inc. (c)	1	15
SAIC Inc. (c)	2	45
Salesforce.com Inc. (c)	2	87
Silicon Laboratories Inc. (c)	2	49
Sohu.com Inc. (c)	3	162
STMicroelectronics NV - NYS	24	245
Sybase Inc. (c)	4	107
Tellabs Inc. (c)	3	10

Teradata Corp. (c)	1	20
Teradyne Inc. (c)	3	20
Texas Instruments Inc.	3	71
Tyco Electronics Ltd.	-	3
Unisys Corp. (c)	2	6
Western Digital Corp. (c)	3	68
Yahoo! Inc. (c)	1	17
		7,343
MATERIALS - 4.9%
Airgas Inc.	3	134
AK Steel Holding Corp.	4	93
AptarGroup Inc.	4	160
Ball Corp.	-	12
Bemis Co. Inc.	2	47
CF Industries Holdings Inc. (n)	2	174
Compass Minerals International Inc.	2	120
Crown Holdings Inc. (c)	1	27
Dow Chemical Co.	6	181
Eastman Chemical Co.	1	46
FMC Corp.	2	93
Grief Inc.	-	7
MeadWestvaco Corp.	22	506
Mosaic Co.	1	75
Newmont Mining Corp.	3	112
Nucor Corp.	6	237
Olin Corp.	12	223
Owens-Illinois Inc. (c)	2	68
Packaging Corp. of America (n)	22	510
Schnitzer Steel Industries Inc. - Class A	1	24
Sealed Air Corp.	-	4
Sensient Technologies Corp.	2	51
Sonoco Products Co.	-	11
Southern Copper Corp.	3	52
Stillwater Mining Co. (c)	5	27
Temple-Inland Inc.	1	16
Terra Industries Inc.	1	24
United States Steel Corp.	1	62
Vulcan Materials Co.	1	45
Worthington Industries Inc.	4	52
		3,193
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc. (n)	21	584
CenturyTel Inc.	5	176
Embarq Corp.	3	109
Frontier Communications Corp.	1	6
Qwest Communications International Inc.	9	29
Verizon Communications Inc.	18	578
		1,482
UTILITIES - 7.5%
Alliant Energy Corp.	23	725

Aqua America Inc.	-	7
Atmos Energy Corp.	18	479
Avista Corp.	5	117
Cleco Corp.	11	273
DPL Inc.	13	310
Duke Energy Corp.	28	489
Dynegy Inc. (c)	3	11
Edison International Inc.	2	76
Equitable Resources Inc.	-	4
FPL Group Inc.	-	20
Hawaiian Electric Industries Inc.	1	20
MDU Resources Group Inc. (n)	26	763
National Fuel Gas Co. (n)	15	641
NorthWestern Corp.	-	3
Ormat Technologies Inc.	6	203
Piedmont Natural Gas Co.	7	230
Pinnacle West Capital Corp.	3	103
Reliant Energy Inc. (c)	3	22
Sempra Energy	-	10
UGI Corp.	3	80
Vectren Corp.	4	114
Westar Energy Inc.	10	230
WGL Holdings Inc.	-	14
		4,944

Total Common Stocks (cost $85,049)		77,631

SHORT TERM INVESTMENTS - 0.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 2.44% (a) (h)	513	513

Total Short Term Investments (cost $513)		513

Total Investments - 119.3% (cost $85,562)		78,144
Securities Sold Short, Net - (18.7%)		(12,256)
Other Assets and Liabilities, Net - (0.6%)		(391)
Total Net Assets - 100%		$ 65,497

Securities Sold Short
COMMON STOCKS - 18.7%
CONSUMER DISCRETIONARY - 2.6%
Amazon.com Inc.	-	$ 7
American Eagle Outfitters Inc.	1	15
AnnTaylor Stores Corp.	1	10
ArvinMeritor Inc.	-	1
Asbury Automotive Group Inc.	-	5
AutoNation Inc.	2	21
Bebe Stores Inc.	-	3
Bed Bath & Beyond Inc.	-	6

Blyth Inc.	1	7
Brinker International Inc.	1	13
Brown Shoe Co. Inc.	-	7
Brunswick Corp.	1	18
Callaway Golf Co.	1	20
Carnival Corp.	1	18
Carter's Inc.	-	4
CBS Corp. - Class B	-	4
Centex Corp.	1	23
Chico's FAS Inc.	1	5
Christopher & Banks Corp.	-	1
CKE Restaurants Inc.	-	4
Clear Channel Outdoor Holdings Inc.	-	3
Collective Brands Inc.	1	24
Comcast Corp. - Class A	6	116
Comcast Corp. - Special Class A	-	2
Cooper Tire & Rubber Co.	-	3
Corinthian Colleges Inc.	-	5
CTC Media Inc.	-	2
Darden Restaurants Inc.	-	6
DirecTV Group Inc.	-	5
DR Horton Inc.	2	23
Eastman Kodak Co.	-	3
Fortune Brands Inc.	1	46
Gannett Co. Inc.	-	3
Genesco Inc.	-	3
Genuine Parts Co.	1	24
G-III Apparel Group Ltd.	-	4
Goodyear Tire & Rubber Co.	1	9
Group 1 Automotive Inc.	1	15
Harley-Davidson Inc.	1	45
Harman International Industries Inc.	-	3
Harte-Hanks Inc.	1	12
Home Depot Inc.	4	109
International Game Technology	2	29
ITT Educational Services Inc.	-	8
Jack in the Box Inc.	-	4
Jarden Corp.	1	16
Journal Communications Inc. - Class A	-	2
KB Home	1	24
Kenneth Cole Productions Inc.	-	1
Kohl's Corp.	-	9
K-Swiss Inc. - Class A	-	2
Lear Corp.	1	5
Live Nation Inc.	-	5
Liz Claiborne Inc.	1	21
LKQ Corp.	-	2
Lowe's Cos. Inc.	4	85
Macy's Inc.	2	29
Maidenform Brands Inc.	-	3

Marcus Corp.	-	3
Marriott International Inc. - Class A	1	37
Mattel Inc.	2	27
McGraw-Hill Cos. Inc.	-	13
MDC Holdings Inc.	1	22
Men's Wearhouse Inc.	1	17
Meredith Corp.	-	6
Modine Manufacturing Co.	-	3
Movado Group Inc.	-	2
Newell Rubbermaid Inc.	-	5
Nordstrom Inc.	1	32
Office Depot Inc.	2	13
Orbitz Worldwide Inc.	-	1
O'Reilly Automotive Inc.	-	3
Oxford Industries Inc.	-	3
Pacific Sunwear of California Inc.	-	3
PetSmart Inc.	-	7
Phillips-Van Heusen Corp.	-	11
Pulte Homes Inc.	2	27
Ruby Tuesday Inc.	1	7
Ryland Group Inc.	1	24
Service Corp. International	1	12
Sherwin-Williams Co.	1	34
Skechers U.S.A. Inc. - Class A	1	10
Sonic Automotive Inc.	-	1
Speedway Motorsports Inc.	-	2
Stanley Works	-	4
Starbucks Corp.	1	15
Starwood Hotels & Resorts Worldwide Inc.	1	28
Stoneridge Inc.	-	1
Target Corp.	2	103
Tenneco Inc.	1	10
Tiffany & Co.	1	18
Timberland Co. - Class A	-	3
Time Warner Cable Inc. - Class A	1	19
Time Warner Inc.	7	85
Toll Brothers Inc.	1	23
Tween Brands Inc.	1	9
Valassis Communications Inc.	-	1
Walt Disney Co.	4	132
Whirlpool Corp.	-	24
		1,702
CONSUMER STAPLES - 2.0%
Archer-Daniels-Midland Co.	1	13
Chiquita Brands International Inc.	-	2
Clorox Co.	1	50
Coca-Cola Co.	4	190
Colgate-Palmolive Co.	1	38
ConAgra Foods Inc.	2	29
Constellation Brands Inc. - Class A	1	21

CVS Caremark Corp.	4	125
Energizer Holdings Inc.	-	8
Estee Lauder Cos. Inc.	1	30
Great Atlantic & Pacific Tea Co.	1	6
Kellogg Co.	-	11
Kimberly-Clark Corp.	-	19
Kraft Foods Inc. - Class A	2	59
NBTY Inc.	-	12
Nu Skin Enterprises Inc.	1	13
Pantry Inc.	-	4
PepsiCo Inc.	3	242
Pilgrim's Pride Corp. - Class B	-	0
Reynolds American Inc.	-	5
Safeway Inc.	1	17
Smithfield Foods Inc.	1	11
SUPERVALU Inc.	1	30
Universal Corp.	-	5
UST Inc.	-	7
Walgreen Co.	2	68
Wal-Mart Stores Inc.	5	299
Weis Markets Inc.	-	11
		1,325
ENERGY - 2.1%
Anadarko Petroleum Corp.	2	73
Apache Corp.	1	104
Arena Resources Inc.	-	8
ATP Oil & Gas Corp.	-	5
Bristow Group Inc.	-	7
Cal Dive International Inc.	1	12
CARBO Ceramics Inc.	-	10
Chesapeake Energy Corp.	2	61
Chevron Corp.	1	91
ConocoPhillips	3	227
Delek US Holdings Inc.	1	13
Devon Energy Corp.	-	27
El Paso Corp.	2	27
EOG Resources Inc.	1	63
EXCO Resources Inc.	-	2
Exterran Holdings Inc.	-	13
Frontier Oil Corp.	1	18
Global Industries Ltd.	1	6
Gulfmark Offshore Inc.	-	9
Hercules Offshore Inc.	-	6
Hess Corp.	-	25
Holly Corp.	-	12
ION Geophysical Corp.	-	1
Marathon Oil Corp.	1	44
Murphy Oil Corp.	1	32
Nabors Industries Ltd.	1	22
NATCO Group Inc.	-	8

Newpark Resources Inc.	1	4
Occidental Petroleum Corp.	1	49
Oil States International Inc.	-	7
Parker Drilling Co.	2	12
PetroHawk Energy Corp.	1	15
Plains Exploration & Production Co.	0	4
Range Resources Corp.	1	21
Rowan Cos. Inc.	-	6
Smith International Inc.	-	6
Southern Union Co.	1	10
Spectra Energy Corp.	2	40
St. Mary Land & Exploration Co.	-	7
Sunoco Inc.	1	28
Tetra Technologies Inc.	1	10
Valero Energy Corp.	2	52
Venoco Inc.	1	8
Weatherford International Ltd.	2	43
Williams Cos. Inc.	-	9
World Fuel Services Corp.	-	5
XTO Energy Inc.	2	79
		1,341
FINANCIALS - 1.2%
Allstate Corp.	2	78
American Equity Investment Life Holding Co.	-	2
Brookline Bancorp Inc.	-	1
CB Richard Ellis Group Inc. - Class A	1	13
Chubb Corp.	1	71
City National Corp.	-	16
CNA Financial Corp.	-	3
Comerica Inc.	-	3
Conseco Inc.	-	1
Delphi Financial Group Inc.	1	14
Fidelity National Financial Inc. - Class A	-	4
Hartford Financial Services Group Inc.	1	33
Integra Bank Corp.	-	2
Jones Lang LaSalle Inc.	-	9
Marsh & McLennan Cos. Inc.	1	19
NewAlliance Bancshares Inc.	-	3
Old Republic International Corp.	-	1
People's United Financial Inc.	1	10
Phoenix Cos. Inc.	2	14
Progressive Corp.	-	7
Protective Life Corp.	-	9
Provident Financial Services Inc.	-	2
Sovereign Bancorp Inc.	4	14
Sterling Financial Corp. / WA	-	4
Stewart Information Services Corp.	-	3
Travelers Cos. Inc.	1	50
U.S. Bancorp	4	148
Washington Federal Inc.	-	2

Webster Financial Corp.	-	3
Wells Fargo & Co.	6	210
Whitney Holding Corp.	-	5
XL Capital Ltd. - Class A	-	5
Zenith National Insurance Corp.	1	18
		777
HEALTH CARE - 2.8%
Abbott Laboratories	4	202
Advanced Medical Optics Inc.	1	12
Affymetrix Inc.	1	11
Allscripts Healthcare Solutions Inc.	1	11
Alpharma Inc. - Class A	1	18
Amedisys Inc.	-	10
AMERIGROUP Corp.	-	3
Amgen Inc.	1	53
AMN Healthcare Services Inc.	-	2
Amylin Pharmaceuticals Inc.	1	10
Apria Healthcare Group Inc.	1	13
Arena Pharmaceuticals Inc.	-	2
Baxter International Inc.	1	39
Biogen Idec Inc.	1	40
Boston Scientific Corp.	5	61
Brookdale Senior Living Inc.	1	15
Bruker Corp.	-	1
Cardinal Health Inc.	1	49
Celgene Corp.	1	38
Centene Corp.	-	2
Chemed Corp.	-	12
Cooper Cos. Inc.	-	10
Coventry Health Care Inc.	1	20
Covidien Ltd.	-	22
Emergent BioSolutions Inc.	-	3
Exelixis Inc.	-	2
Genentech Inc.	-	18
Genzyme Corp.	-	16
Gilead Sciences Inc.	2	105
Health Net Inc.	1	12
HealthSpring Inc.	1	17
Hologic Inc.	1	12
ImClone Systems Inc.	-	19
IMS Health Inc.	-	6
Inverness Medical Innovations Inc.	-	12
Isis Pharmaceuticals Inc.	1	15
Johnson & Johnson	3	222
Kindred Healthcare Inc.	1	14
King Pharmaceuticals Inc.	2	16
KV Pharmaceutical Co. - Class A	1	14
Medarex Inc.	-	1
Medtronic Inc.	2	80
Millipore Corp.	-	21

Molina Healthcare Inc.	1	16
NuVasive Inc.	-	10
Obagi Medical Products Inc.	-	3
Odyssey HealthCare Inc.	-	1
Omnicare Inc.	1	14
Par Pharmaceutical Cos. Inc.	-	2
Patterson Cos. Inc.	-	3
PerkinElmer Inc.	1	17
Psychiatric Solutions Inc.	-	8
Schering-Plough Corp.	4	65
St. Jude Medical Inc.	1	22
Stryker Corp.	-	6
Techne Corp.	-	14
Teleflex Inc.	-	13
Tenet Healthcare Corp.	3	18
Thermo Fisher Scientific Inc.	1	72
United Therapeutics Corp.	-	11
UnitedHealth Group Inc.	3	81
ViroPharma Inc.	-	4
WellPoint Inc.	1	28
West Pharmaceutical Services Inc.	-	15
Wright Medical Group Inc.	-	12
Wyeth	3	122
Zimmer Holdings Inc.	1	39
		1,857
INDUSTRIALS - 3.2%
3M Co.	1	41
AAR Corp.	1	15
ABM Industries Inc.	1	13
ACCO Brands Corp.	1	4
Actuant Corp. - Class A	-	3
Administaff Inc.	-	3
AECOM Technology Corp.	-	10
Alaska Air Group Inc.	1	18
Albany International Corp.	-	3
Allied Waste Industries Inc.	2	20
American Reprographics Co.	-	7
Ametek Inc.	-	8
AO Smith Corp.	1	20
Applied Industrial Technology Inc.	1	13
Armstrong World Industries Inc.	-	12
Avery Dennison Corp.	1	22
Baldor Electric Co.	-	9
Barnes Group Inc.	1	10
Burlington Northern Santa Fe Corp.	1	92
Carlisle Cos. Inc.	-	12
Cascade Corp.	-	18
Caterpillar Inc.	2	101
Cenveo Inc.	1	6
Ceradyne Inc.	-	11

Clarcor Inc.	-	11
Commercial Vehicle Group Inc.	1	4
Consolidated Graphics Inc.	-	6
Continental Airlines Inc. - Class B	1	18
Con-Way Inc.	-	9
Corrections Corp. of America	1	12
CSX Corp.	-	11
Curtiss-Wright Corp.	-	14
Danaher Corp.	1	35
Deere & Co.	1	30
Delta Air Lines Inc.	2	13
Deluxe Corp.	-	1
DRS Technologies Inc.	-	8
Dun & Bradstreet Corp.	-	9
Dycom Industries Inc.	-	3
DynCorp International Inc.	1	13
Eaton Corp.	1	39
EMCOR Group Inc.	1	13
Energy Conversion Devices Inc.	-	12
Equifax Inc.	1	24
FedEx Corp.	1	79
FreightCar America Inc.	-	12
GenCorp Inc.	-	1
General Cable Corp.	-	7
General Dynamics Corp.	-	22
Geo Group Inc.	-	4
Graco Inc.	-	11
GrafTech International Ltd.	-	3
Granite Construction Inc.	-	14
H&E Equipment Services Inc.	-	1
Hertz Global Holdings Inc.	-	2
Horizon Lines Inc. - Class A	-	3
Huron Consulting Group Inc.	-	11
ICF International Inc.	-	2
IDEX Corp.	-	9
Illinois Tool Works Inc.	1	62
Ingersoll-Rand Co. Ltd. - Class A	-	9
Iron Mountain Inc.	-	2
ITT Corp.	1	33
Kaydon Corp.	-	9
Kennametal Inc.	-	11
Knight Transportation Inc.	1	12
Knoll Inc.	-	3
Korn/Ferry International	-	2
Lennox International Inc.	-	13
Lockheed Martin Corp.	-	33
M&F Worldwide Corp.	-	12
Masco Corp.	2	32
MPS Group Inc.	1	5
Mueller Industries Inc.	-	9

Navigant Consulting Inc.	1	12
NCI Building Systems Inc.	-	3
Norfolk Southern Corp.	1	73
Northrop Grumman Corp.	1	30
Oshkosh Truck Corp.	1	9
Owens Corning Inc.	1	14
PACCAR Inc.	-	11
Pall Corp.	1	17
Precision Castparts Corp.	1	39
Quanta Services Inc.	-	11
Regal-Beloit Corp.	-	13
Republic Airways Holdings Inc.	-	1
RR Donnelley & Sons Co.	-	5
Spherion Corp.	-	2
Spirit Aerosystems Holdings Inc.	1	10
Sunpower Corp.	-	15
Tennant Co.	1	17
Terex Corp.	1	15
Thomas & Betts Corp.	-	12
Timken Co.	-	3
Titan International Inc.	1	11
Toro Co.	-	17
Trinity Industries Inc.	-	10
Triumph Group Inc.	-	14
TrueBlue Inc.	-	2
Tyco International Ltd.	-	7
Union Pacific Corp.	1	93
United Parcel Service Inc. - Class B	3	170
United Technologies Corp.	2	144
URS Corp.	1	18
USG Corp.	1	13
Volt Information Sciences Inc.	-	3
Wabash National Corp.	-	4
Wabtec Corp.	-	10
Watts Water Technologies Inc.	1	14
WESCO International Inc.	-	10
WW Grainger Inc.	-	35
		2,071
INFORMATION TECHNOLOGY - 2.3%
Acme Packet Inc.	-	1
ADC Telecommunications Inc.	2	15
Adobe Systems Inc.	-	8
Advanced Micro Devices Inc.	4	23
Agilent Technologies Inc.	2	44
Akamai Technologies Inc.	1	12
Alliance Data Systems Corp.	-	13
Altera Corp.	-	8
Amkor Technology Inc.	-	1
Arris Group Inc.	2	14
Arrow Electronics Inc.	-	10

ASML Holding NV - NYS	-	2
Atheros Communications Inc.	-	9
Automatic Data Processing Inc.	1	56
Avnet Inc.	-	2
AVX Corp.	-	2
Benchmark Electronics Inc.	-	6
Blue Coat Systems Inc.	-	4
Brightpoint Inc.	2	17
Broadcom Corp. - Class A	-	7
Brooks Automation Inc.	-	3
Cadence Design Systems Inc.	-	1
Citrix Systems Inc.	-	8
CommScope Inc.	1	17
Computer Sciences Corp.	1	20
Convergys Corp.	1	16
Corning Inc.	5	75
CTS Corp.	-	3
Cypress Semiconductor Corp.	1	4
Dell Inc.	2	26
Diebold Inc.	-	10
DivX Inc.	-	3
Earthlink Inc.	-	3
eBay Inc.	3	67
Electronic Arts Inc.	1	33
EMC Corp.	5	61
Epicor Software Corp.	1	6
F5 Networks Inc.	-	9
Fair Isaac Corp.	1	14
Fairchild Semiconductor International Inc.	1	11
Fidelity National Information Services Inc.	1	26
Fiserv Inc.	1	28
Flextronics International Ltd.	1	8
Foundry Networks Inc.	-	5
Gerber Scientific Inc.	-	1
GSI Commerce Inc.	1	19
Harris Corp.	-	14
Imation Corp.	1	16
Ingram Micro Inc. - Class A	1	11
Integrated Device Technology Inc.	-	2
International Business Machines Corp.	3	351
Intevac Inc.	-	2
Intuit Inc.	-	6
KLA-Tencor Corp.	1	32
Knot Inc.	2	13
L-1 Identity Solutions Inc.	1	15
Lawson Software Inc.	1	5
LSI Logic Corp.	1	4
Mentor Graphics Corp.	1	10
Mettler Toledo International Inc.	-	10
Motorola Inc.	7	48

National Semiconductor Corp.	-	3
Novellus Systems Inc.	1	16
Nuance Communications Inc.	1	11
Omniture Inc.	1	11
Omnivision Technologies Inc.	1	6
ON Semiconductor Corp.	-	1
Perot Systems Corp.	1	9
Quest Software Inc.	-	4
Rambus Inc.	1	10
RealNetworks Inc.	-	2
Riverbed Technology Inc.	-	1
SanDisk Corp.	2	35
Skyworks Solutions Inc.	-	2
Smith Micro Software Inc.	1	4
SRA International Inc. - Class A	1	14
Symantec Corp.	2	29
SYNNEX Corp.	-	2
Technitrol Inc.	-	1
Tessera Technologies Inc.	1	13
THQ Inc.	-	1
VeriSign Inc.	1	21
Vishay Intertechnology Inc.	1	5
Websense Inc.	-	2
Western Union Co.	1	22
Xerox Corp.	3	33
Xilinx Inc.	-	5
		1,533
MATERIALS - 1.0%
Alcoa Inc.	1	25
Allegheny Technologies Inc.	-	12
AM Castle & Co.	-	2
AMCOL International Corp.	1	16
Arch Chemicals Inc.	-	14
Ashland Inc.	-	9
Buckeye Technologies Inc.	1	6
Cabot Corp.	1	16
Cleveland-Cliffs Inc.	-	5
Commercial Metals Co.	-	7
Cytec Industries Inc.	-	8
Deltic Timber Corp.	-	13
Eagle Materials Inc.	1	18
Ecolab Inc.	1	34
EI Du Pont de Nemours & Co.	2	93
Freeport-McMoRan Copper & Gold Inc.	1	63
Glatfelter	-	1
HB Fuller Co.	1	13
Headwaters Inc.	-	3
Hercules Inc.	-	6
International Flavors & Fragrances Inc.	1	20
International Paper Co.	1	26

Louisiana-Pacific Corp.	2	15
Lubrizol Corp.	-	13
Nalco Holding Co.	1	11
OM Group Inc.	-	2
Pactiv Corp.	1	22
PPG Industries Inc.	1	41
Praxair Inc.	-	7
Rock-Tenn Co. - Class A	-	16
RPM International Inc.	1	12
RTI International Metals Inc.	-	8
Scotts Miracle-Gro Co.	1	17
Smurfit-Stone Container Corp.	1	3
Spartech Corp.	-	4
Steel Dynamics Inc.	-	2
Texas Industries Inc.	-	8
Titanium Metals Corp.	1	15
Valspar Corp.	1	16
Wausau Paper Corp.	1	12
Westlake Chemical Corp.	1	21
WR Grace & Co.	-	2
		657
TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp.	2	54
Cbeyond Inc.	1	12
Crown Castle International Corp.	1	17
Iowa Telecommunications Services Inc.	1	13
MetroPCS Communications Inc.	1	11
NII Holdings Inc. - Class B	-	11
Premiere Global Services Inc.	-	1
SBA Communications Corp.	-	10
Sprint Nextel Corp.	7	44
Syniverse Holdings Inc.	-	3
		176
UTILITIES - 1.2%
AES Corp.	2	23
Allegheny Energy Inc.	1	22
American Electric Power Co. Inc.	2	56
CMS Energy Corp.	1	17
Consolidated Edison Inc.	1	52
Constellation Energy Group Inc.	1	17
Dominion Resources Inc.	2	68
DTE Energy Co.	1	24
El Paso Electric Co.	1	13
Energen Corp.	-	5
Entergy Corp.	1	62
Exelon Corp.	2	113
FirstEnergy Corp.	-	7
ITC Holdings Corp.	-	10
Mirant Corp.	-	5
New Jersey Resources Corp.	-	4
Nicor Inc.	-	4
NiSource Inc.	1	12
NRG Energy Inc.	1	15
OGE Energy Corp.	-	12
Oneok Inc.	-	7
PG&E Corp.	-	11
PNM Resources Inc.	-	4
Portland General Electric Co.	1	12
PPL Corp.	1	52
Progress Energy Inc.	1	47
Public Service Enterprise Group Inc.	1	30
Sierra Pacific Resources	1	10
Southern Co.	2	79
Southwest Gas Corp.	-	3
UniSource Energy Corp.	-	12
Wisconsin Energy Corp.	-	9
		817

Total Common Stocks Sold Short - 18.7% (proceeds $13,219)		$ 12,256

JNL/Eagle Core Equity Fund
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 16.0%
Comcast Corp. - Class A	122	$ 2,398
Home Depot Inc.	35	905
McDonald's Corp.	19	1,143
Omnicom Group Inc.	48	1,842
Staples Inc.	88	1,971
Viacom Inc. - Class B (c)	37	909
		9,168
CONSUMER STAPLES - 11.5%
CVS Caremark Corp.	75	2,529
Kimberly-Clark Corp.	20	1,310
Procter & Gamble Co.	20	1,415
Wal-Mart Stores Inc.	22	1,317
		6,571
ENERGY - 4.7%
BP Plc - ADR	30	1,524
Exxon Mobil Corp.	15	1,162
		2,686
FINANCIALS - 11.1%
American Express Co.	25	870
Bank of America Corp.	28	967
Goldman Sachs Group Inc.	12	1,488
Hartford Financial Services Group Inc.	9	389
JPMorgan Chase & Co.	26	1,222
State Street Corp.	13	716
SunTrust Banks Inc.	12	543
Wachovia Corp. (b)	49	171
		6,366
HEALTH CARE - 15.4%
Covidien Ltd.	12	650
Genzyme Corp. (c)	25	2,044
Johnson & Johnson	35	2,406
Pfizer Inc.	127	2,336
Zimmer Holdings Inc. (c)	22	1,390
		8,826
INDUSTRIALS - 10.8%
General Electric Co.	106	2,707
Tyco International Ltd.	34	1,181
United Parcel Service Inc. - Class B	19	1,204
United Technologies Corp.	18	1,089
		6,181
INFORMATION TECHNOLOGY - 21.5%
Apple Inc. (c)	11	1,230
Applied Materials Inc.	118	1,790
Cisco Systems Inc. (c)	42	944
eBay Inc. (c)	73	1,642
Intel Corp.	49	909
Microsoft Corp.	127	3,389
Nortel Networks Corp. (c)	6	13

Oracle Corp. (c)	63	1,275
Texas Instruments Inc.	53	1,143
		12,335
TELECOMMUNICATION SERVICES - 2.2%
Sprint Nextel Corp.	209	1,273

Total Common Stocks (cost $60,468)		53,406

WARRANTS - 0.1%
Raytheon Co. (c)	1	20

Total Warrants (cost $0)		20

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 8.9%
JNL Money Market Fund, 2.44% (a) (h)	5,087	5,087

Securities Lending Collateral - 0.0%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	16	16

Total Short Term Investments (cost $5,103)		5,103

Total Investments - 102.2% (cost $65,571)		58,529
Other Assets and Liabilities, Net - (2.2%)		(1,255)
Total Net Assets - 100%		$ 57,274

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 16.8%
American Public Education Inc. (c)	80	$ 3,845
Bally Technologies Inc. (c)	150	4,532
BJ's Restaurants Inc. (b) (c)	187	2,236
Carrol's Restaurant Group Inc. (c)	201	602
Cheesecake Factory Inc. (b) (c)	159	2,327
Entravision Communications Corp. (b) (c)	373	1,004
Genesco Inc. (b) (c)	203	6,780
K12 Inc. (c)	31	825
Lions Gate Entertainment Corp. (c)	65	585
Red Robin Gourmet Burgers Inc. (b) (c)	69	1,844
Shuffle Master Inc. (b) (c)	416	2,120
U.S. Auto Parts Network Inc. (c)	92	195
Universal Electronics Inc. (c)	226	5,644
Vail Resorts Inc. (b) (c)	43	1,501
Volcom Inc. (b) (c)	39	676
WMS Industries Inc. (c)	102	3,112
		37,828
CONSUMER STAPLES - 0.2%
Physicians Formula Holdings Inc. (c)	65	387

ENERGY - 8.8%
Core Laboratories NV	23	2,305
James River Coal Co. (b) (c)	145	3,195
Lufkin Industries Inc. (b)	106	8,408
OYO Geospace Corp. (b) (c)	120	4,710
Petroleum Development Corp. (c)	28	1,228
		19,846
FINANCIALS - 5.4%
Cash America International Inc. (b)	77	2,779
FCStone Group Inc. (b) (c)	133	2,390
First Mercury Financial Corp. (c)	10	136
Investment Technology Group Inc. (c)	94	2,864
SVB Financial Group (b) (c)	71	4,122
		12,291
HEALTH CARE - 24.2%
American Medical Systems Holdings Inc. (b) (c)	371	6,584
Animal Health International Inc. (c)	263	2,166
BioMarin Pharmaceutical Inc. (b) (c)	55	1,455
Brookdale Senior Living Inc. (b)	128	2,821
Centene Corp. (c)	270	5,543
Cubist Pharmaceuticals Inc. (b) (c)	116	2,574
Cutera Inc. (c)	197	2,095
Eclipsys Corp. (b) (c)	379	7,941
Hansen Medical Inc. (b) (c)	57	770
Icon Plc - ADR (c)	172	6,569
Mentor Corp. (b)	72	1,707
MWI Veterinary Supply Inc. (b) (c)	46	1,812
Myriad Genetics Inc. (c)	21	1,383
SurModics Inc. (b) (c)	75	2,370
Thoratec Corp. (b) (c)	282	7,403
Vital Images Inc. (b) (c)	99	1,479
		54,672
INDUSTRIALS - 16.4%
Ameron International Corp. (b)	57	4,084
Bucyrus International Inc. - Class A	40	1,793
CIRCOR International Inc. (b)	64	2,760
Corrections Corp. of America (c)	130	3,224
Geo Group Inc. (b) (c)	195	3,947
Monster Worldwide Inc. (c)	129	1,922
Northwest Pipe Co. (b) (c)	71	3,109
Polypore International Inc. (c)	116	2,501
RBC Bearings Inc. (b) (c)	94	3,182
Sauer-Danfoss Inc.	86	2,114
School Specialty Inc. (b) (c)	85	2,667
Ultrapetrol Ltd. (c)	90	705
Waste Connections Inc. (b) (c)	148	5,088
		37,096
INFORMATION TECHNOLOGY - 22.4%
Advanced Energy Industries Inc. (b) (c)	162	2,214

Ansys Inc. (c)	146	5,542
Coherent Inc. (b) (c)	213	7,567
Compellent Technologies Inc. (b) (c)	356	4,414
Dolby Laboratories Inc. - Class A (b) (c)	62	2,174
Eagle Test Systems Inc. (b) (c)	193	2,959
EMS Technologies Inc. (b) (c)	217	4,849
Factset Research Systems Inc. (b)	67	3,514
Internet Capital Group Inc. (b) (c)	156	1,265
Macrovision Solutions Corp. (b) (c)	148	2,278
Netezza Corp. (c)	256	2,721
Quality Systems Inc. (b)	140	5,919
Switch & Data Facilities Co. Inc. (b) (c)	129	1,612
TIBCO Software Inc. (c)	497	3,637
		50,665
MATERIALS - 3.0%
Quaker Chemical Corp.	74	2,104
Terra Industries Inc.	86	2,532
Texas Industries Inc. (b)	52	2,132
		6,768

Total Common Stocks (cost $227,513)		219,553

SHORT TERM INVESTMENTS - 33.4%
Mutual Funds - 3.1%
JNL Money Market Fund, 2.44% (a) (h)	6,851	6,851

Securities Lending Collateral - 30.3%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	69,760	68,469

Total Short Term Investments (cost $76,611)		75,320

Total Investments - 130.6% (cost $304,124)		294,873
Other Assets and Liabilities, Net - (30.6%)		(69,028)
Total Net Assets - 100%		$ 225,845

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 100.2%
JNL/Franklin Templeton Global Growth Fund (a)	30,865	$ 232,038
JNL/Franklin Templeton Income Fund (a)	29,163	250,857
JNL/Franklin Templeton Mutual Shares Fund (a)	30,626	243,173

Total Investment Funds (cost $938,070)		726,068

Total Investments - 100.2% (cost $938,070)		726,068
Other Assets and Liabilities, Net - (0.2%)		(1,330)
Total Net Assets - 100%		$ 724,738

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 91.4%

CONSUMER DISCRETIONARY - 16.0%
Accor SA (b)	16	$ 878
Bayerische Motoren Werke AG	62	2,401
Chico's FAS Inc. (c)	275	1,504
Comcast Corp. - Class A	30	589
Comcast Corp. - Special Class A (b)	227	4,479
Eastman Kodak Co.	17	264
Expedia Inc. (c)	87	1,314
Focus Media Holding Ltd. - ADR (b) (c)	36	1,039
Harley-Davidson Inc. (b)	62	2,310
Hyundai Motor Co.	31	1,938
Kingfisher Plc	774	1,846
News Corp. Inc. - Class A	398	4,769
NGK Spark Plug Co. Ltd.	5	49
NOK Corp. (b)	150	1,682
Pearson Plc	194	2,105
Peugeot SA (b)	24	919
Reed Elsevier NV	171	2,530
Target Corp.	6	298
Time Warner Inc.	341	4,475
Toyota Motor Corp.	64	2,728
USS Co. Ltd.	10	633
Viacom Inc. - Class B (c)	89	2,222
Vivendi Universal SA (b)	124	3,884
Yell Group Plc	13	18
		44,874
CONSUMER STAPLES - 1.5%
Nestle SA	32	1,374
Premier Foods Plc	826	1,110
Tesco Plc	236	1,640
		4,124
ENERGY - 7.4%
Aker Kvaerner ASA	50	811
BP Plc	503	4,187
El Paso Corp.	155	1,976
ENI SpA	117	3,104
OAO Gazprom - ADR	41	1,320
Royal Dutch Shell Plc - Class B	141	3,950
SBM Offshore NV	21	449
Total SA (b)	82	4,952
		20,749
FINANCIALS - 12.7%
ACE Ltd.	11	620
Aiful Corp.	70	541
American Express Co.	20	716
American International Group Inc.	118	393
Aviva Plc	361	3,143
Bank of America Corp.	19	660
Cheung Kong Holdings Ltd.	52	589

HSBC Holdings Plc (b)	288	4,603
ICICI Bank Ltd. - ADR	25	580
ING Groep NV	132	2,824
Intesa Sanpaolo SpA	580	3,188
KB Financial Group Inc. - ADR (b) (c)	40	1,828
Mega Financial Holdings Co. Ltd.	1,652	758
Mitsubishi UFJ Financial Group Inc.	164	1,431
Muenchener Rueckversicherungs AG	7	1,091
Old Mutual Plc	681	953
Progressive Corp.	106	1,836
Royal Bank of Scotland Group Plc	733	2,365
Standard Life Plc (e) (u)	310	1,350
Sumitomo Mitsui Financial Group Inc. (b)	-	1,292
Torchmark Corp.	30	1,794
UBS AG (c)	66	1,132
UniCredito Italiano SpA	516	1,930
		35,617
HEALTH CARE - 15.8%
Abbott Laboratories	16	937
Amgen Inc. (c)	134	7,955
Boston Scientific Corp. (c)	341	4,180
Covidien Ltd.	93	4,995
GlaxoSmithKline Plc	248	5,367
Merck & Co. Inc.	49	1,549
Merck KGaA	12	1,311
Novartis AG	88	4,620
Olympus Corp. (b)	22	644
Pfizer Inc.	260	4,794
Quest Diagnostics Inc.	62	3,200
Sanofi-Aventis SA (b)	69	4,547
		44,099
INDUSTRIALS - 13.8%
Adecco SA	29	1,267
BAE Systems Plc	154	1,136
Deutsche Post AG	126	2,624
Ebara Corp. (b)	500	1,322
FedEx Corp.	46	3,671
General Electric Co.	218	5,548
Koninklijke Philips Electronics NV	85	2,306
Pentair Inc.	44	1,507
Pitney Bowes Inc.	62	2,060
Randstad Holdings NV	38	996
Siemens AG	52	4,815
Tyco International Ltd.	129	4,519
United Parcel Service Inc. - Class B	72	4,544
USG Corp. (b) (c)	46	1,168
Wolseley Plc	132	999
		38,482
INFORMATION TECHNOLOGY - 16.1%
Accenture Ltd.	196	7,454
Cisco Systems Inc. (c)	83	1,863

Flextronics International Ltd. (c)	74	527
FUJIFILM Holdings Corp.	48	1,227
Infineon Technologies AG (c)	330	1,832
Konica Minolta Holdings Inc.	114	1,297
Microsoft Corp.	240	6,406
Oracle Corp. (c)	330	6,702
Samsung Electronics Co. Ltd. - GDR	17	3,897
Samsung Electronics Co. Ltd. - GDR (b)	1	125
SAP AG	46	2,459
Seagate Technology Inc.	203	2,459
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	415	3,889
Telefonaktiebolaget LM Ericsson - Class B	171	1,628
Tyco Electronics Ltd.	114	3,141
		44,906
MATERIALS - 1.1%
CRH Plc	51	1,080
Svenska Cellulosa AB	90	951
UPM-Kymmene Oyj	60	936
		2,967
TELECOMMUNICATION SERVICES - 7.0%
France Telecom SA (b)	124	3,485
Singapore Telecommunications Ltd.	1,548	3,538
Sprint Nextel Corp.	465	2,834
Telefonica SA	107	2,550
Telekom Austria AG	155	2,725
Turkcell Iletisim Hizmet AS - ADR	75	1,130
Vodafone Group Plc	1,554	3,433
		19,695

Total Common Stocks (cost $352,537)		255,513

SHORT TERM INVESTMENTS - 15.5%
Mutual Funds - 6.9%
JNL Money Market Fund, 2.44% (a) (h)	19,317	19,317

Securities Lending Collateral - 8.6%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	24,429	23,977

Total Short Term Investments (cost $43,746)		43,294

Total Investments - 106.9% (cost $396,283)		298,807
Other Assets and Liabilities, Net - (6.9%)		(19,380)
Total Net Assets - 100%		$ 279,427

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 35.6%
CONSUMER DISCRETIONARY - 1.0%
Home Depot Inc.	100	$ 2,589
Target Corp.	55	2,698

		5,287
ENERGY - 4.5%
Canadian Oil Sands Trust	250	9,105
Chevron Corp.	70	5,774
ConocoPhillips	100	7,325
Spectra Energy Corp.	100	2,380
		24,584
FINANCIALS - 3.2%
American International Group Inc. (c)	60	515
Bank of America Corp.	250	8,750
Duke Realty Corp. (b)	35	860
HSBC Holdings Plc	300	4,853
iStar Financial Inc. (b)	85	221
Wells Fargo & Co.	50	1,877
		17,076
HEALTH CARE - 3.5%
Bristol-Myers Squibb Co.	115	2,398
Merck & Co. Inc.	200	6,312
Pfizer Inc.	550	10,142
		18,852
INDUSTRIALS - 1.1%
3M Co.	6	383
General Electric Co.	225	5,738
		6,121
INFORMATION TECHNOLOGY - 2.4%
Intel Corp.	412	7,718
Maxim Integrated Products Inc.	200	3,620
Microchip Technology Inc. (b)	55	1,619
		12,957
MATERIALS - 0.7%
Barrick Gold Corp.	17	639
Dow Chemical Co.	100	3,178
		3,817
TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.	330	9,214
Verizon Communications Inc.	85	2,727
		11,941
UTILITIES - 17.0%
AGL Resources Inc.	100	3,138
Ameren Corp. (b)	100	3,903
American Electric Power Co. Inc.	100	3,708
Atmos Energy Corp.	50	1,331
Consolidated Edison Inc. (b)	120	5,155
Dominion Resources Inc. (b)	200	8,556
Duke Energy Corp.	375	6,536
FirstEnergy Corp.	80	5,359
FPL Group Inc.	64	3,229
NiSource Inc.	40	590
PG&E Corp.	200	7,490

Pinnacle West Capital Corp.	100	3,441
PNM Resources Inc.	48	487
Portland General Electric Co.	100	2,366
Progress Energy Inc.	60	2,588
Public Service Enterprise Group Inc.	170	5,574
Puget Energy Inc.	100	2,670
Sempra Energy	76	3,831
Southern Co.	350	13,192
TECO Energy Inc. (b)	125	1,966
Xcel Energy Inc.	350	6,997
		92,107

Total Common Stocks (cost $225,205)		192,742

PREFERRED STOCKS - 5.9%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 6.25%, Series C (callable at 25.83 beginning 07/20/10)	100	800

FINANCIALS - 4.4%
Bank of America Corp., Convertible Preferred, 7.25%, Series L, (callable beginning 01/30/13) (p)	4	3,578
Bank of America Corp., Convertible Preferred, 7.25%, Series L, (callable beginning 01/30/13) (p)	175	3,344
Citigroup Inc., 6.50%, Series T (callable at 50 beginning 02/15/15) (b) (p)	30	1,230
FelCor Lodging Trust Inc., Convertible Preferred, Series A (p)	20	244
Goldman Sachs Group Inc., 9.00%, 08/18/09 (e) (u)	43	1,867
Goldman Sachs Group Inc., Convertible Preferred, 10.00%, Series ABX, 02/27/09 (e) (u)	76	2,879
Legg Mason Inc., 7.00%, 06/30/11	75	2,625
Lehman Brothers Holdings Inc., 7.25%, Series P (callable beginning 04/01/13) (d) (p)	10	10
Lehman Brothers Holdings Inc., 8.75%, Series Q, 07/01/11 (d)	8	4
Morgan Stanley, Convertible Preferred, 5.26%, 01/21/09 (e) (u)	100	7,439
Wachovia Corp., 7.25%, Series L (callable beginning 03/15/13) (p)	2	578
Washington Mutual Inc., Convertible Preferred, 7.75%, Series R (callable beginning 12/18/12) (d) (p)	5	1
		23,799
HEALTH CARE - 0.6%
Schering-Plough Corp., Convertible Preferred, 6.00%, 08/13/10	20	3,460

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 beginning 12/31/12) (b) (p)	186	302
Federal National Mortgage Association, 5.38% (callable at 105,000 beginning 11/24/08) (p)	-	164
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (b) (p)	65	141
Federal National Mortgage Association, 8.75%, 05/13/11	91	222
Federal National Mortgage Association, 6.75%, Series Q (callable at 25 beginning 09/30/10) (p)	100	180
Federal National Mortgage Association, 7.63%, Series R (callable at 25 beginning 11/21/12) (p)	143	258
		1,267
UTILITIES - 0.5%
CMS Energy Trust I, Convertible Preferred, 7.75%, 11/24/08	60	2,645

Total Preferred Stocks (cost $80,527)		31,971

CORPORATE BONDS AND NOTES - 46.5%

CONSUMER DISCRETIONARY - 12.1%
Bausch & Lomb Inc., Delayed Draw Term Loan, 6.51%, 04/26/15, TBA (g) (i)	$ 120	112
Bausch & Lomb Inc., Delayed Draw Term Loan, 8.27%, 04/26/15 (i)	960	899
Beazer Homes USA Inc., 6.88%, 07/15/15	800	496
Cablevision Systems Corp., 8.00%, 04/15/12 (b) (k)	2,300	2,162
CanWest MediaWorks Inc., 8.00%, 09/15/12	5,000	4,175
CCH I Holdings LLC, 13.50%, 01/15/14 (b) (k)	5,000	2,100
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	7,000	2,695
CCH I LLC, 11.00%, 10/01/15 (b)	2,800	1,848
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (b)	7,000	6,300
Clear Channel Communications Inc. Term Loan B, 6.50%, 11/13/15	8,000	6,360
D.R. Horton Inc., 6.50%, 04/15/16	1,000	760
Dex Media Inc., 8.00%, 11/15/13	1,000	460
Dex Media Inc., 9.00%, 11/15/13 (k)	5,000	2,300
DirecTV Holdings LLC, 7.63%, 05/15/16 (e) (u)	4,700	4,254
Dollar General Corp., 10.63%, 07/15/15 (b)	4,500	4,433
Dollar General Corp., 11.88%, 07/15/17 (b)	2,500	2,313
DR Horton Inc., 5.63%, 01/15/16	1,650	1,221
EchoStar DBS Corp., 7.75%, 05/31/15	5,000	4,238
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	480
Hertz Corp., 8.88%, 01/01/14	4,000	3,450
Hertz Corp., 10.50%, 01/01/16 (b)	500	417
Idearc Inc. Term Loan, 11/17/13	2,000	1,274
K. Hovnanian Enterprises Inc., 7.50%, 05/15/16	200	115
KB Home, 5.75%, 02/01/14	2,000	1,610
MGM Mirage Inc., 6.75%, 04/01/13	2,900	2,262
R.H. Donnelley Corp., 6.88%, 01/15/13 (b)	2,500	975
R.H. Donnelley Corp., 8.88%, 01/15/16	3,900	1,326
R.H. Donnelley Corp., 8.88%, 10/15/17 (b)	4,000	1,360
Univision Communications Inc., 9.75%, 03/15/15 (b) (e) (u)	3,750	1,744
US Investigations Services Inc., Term Loan, 8.24%, 04/01/15	3,970	3,434
		65,573
CONSUMER STAPLES - 0.2%
Dole Food Co. Inc., 8.63%, 05/01/09 (k)	1,000	955

ENERGY - 7.7%
Callon Petroleum Co., 9.75%, 12/08/10	875	818
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	4,000	3,500
Chesapeake Energy Corp., 6.25%, 01/15/18	2,200	1,881
Chesapeake Energy Corp., 7.25%, 12/15/18	5,000	4,600
El Paso Corp., 7.25%, 06/01/18	3,500	3,255
El Paso Corp., 7.75%, 01/15/32 (b)	1,000	837
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,770
Newfield Exploration Co., 6.63%, 04/15/16	2,000	1,780
PetroHawk Energy Corp., 7.88%, 06/01/15 (e) (u)	3,200	2,784
Pioneer Natural Resources Co., 6.88%, 05/01/18 (b)	1,500	1,336
Plains Exploration & Production Co., 7.75%, 06/15/15	1,500	1,380
Sabine Pass LNG LP, 7.25%, 11/30/13	1,350	1,067
Sabine Pass LNG LP, 7.50%, 11/30/16	3,000	2,340
SESI LLC, 6.88%, 06/01/14	1,370	1,192

Texas Competitive Electric Holdings Co. LLC, 6.12%, 10/24/14	423	356
Texas Competitive Electric Holdings Co. LLC, 6.23%, 10/24/14	2,560	2,166
Texas Competitive Electric Holdings Co. LLC, 6.48%, 10/24/14	500	423
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (u)	4,700	4,242
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e) (u)	4,000	3,390
W&T Offshore Inc., 8.25%, 6/15/14 (e) (u)	3,000	2,400
		41,517
FINANCIALS - 11.7%
Allison Term Loan, 5.23%, 08/07/14	81	66
Allison Term Loan, 5.23%, 08/07/14	81	66
Allison Term Loan, 5.42%, 08/07/14	476	398
Allison Term Loan, 5.74%, 08/07/14	355	297
American Express Co., 7.00%, 03/19/18	1,000	883
American Express Credit Corp., 7.30%, 08/20/13 (b)	3,000	2,894
American International Group Inc., 8.25%, 08/15/18 (e) (u)	3,000	1,743
American International Group Inc., 8.18%, 05/15/58 (e) (i) (u)	5,300	849
Ceridian Corp., 11.25%, 11/15/15 (e) (u)	4,000	3,300
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	11,200	9,004
Ford Motor Credit Co. LLC, 7.88%, 06/15/10	7,500	5,725
Ford Motor Credit Co. LLC, 9.75%, 09/15/10 (k)	2,000	1,434
Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,000	690
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000	636
GMAC LLC, 5.63%, 05/15/09	7,000	5,002
GMAC LLC, 7.75%, 01/19/10 (b)	10,000	5,988
GMAC LLC, 6.88%, 09/15/11	4,000	1,785
GMAC LLC, 6.88%, 08/28/12	1,200	477
Host Hotels & Resorts LP, 6.88%, 11/01/14 (b)	1,000	865
Host Hotels & Resorts LP, 6.38%, 03/15/15	2,100	1,706
Host Hotels & Resorts LP, 6.75%, 06/01/16	1,000	818
iStar Financial Inc., 5.15%, 03/01/12	500	250
iStar Financial Inc., 4.38%, 10/01/12 (i)	4,500	2,408
iStar Financial Inc., 8.63%, 06/01/13	3,500	1,820
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (i) (p)	5,000	4,209
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)	3,200	400
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)	1,700	213
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (i) (u)	5,000	3,600
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,000	885
RBS Global & Rexnord LLC, 9.50%, 08/01/14	1,250	1,175
Residential Capital LLC, 9.63%, 05/15/15 (e) (u)	1,581	379
Vanguard Health Holding Co. I LLC, 11.25%, 10/01/15 (k)	1,000	865
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 beginning 12/15/17) (b) (d) (e) (i) (p) (u)	1,500	2
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (i) (p)	900	785
Wells Fargo Capital XV, 9.75% (callable at 100 beginning 09/26/13 (i) (p)	2,000	1,940
		63,557
HEALTH CARE - 4.2%
Community Health Systems Inc., 8.88%, 07/15/15	4,000	3,800
HCA Inc., 6.38%, 01/15/15	1,500	1,181
HCA Inc., 9.25%, 11/15/16	400	389
Mylan Inc., 3.75%, 09/15/15 (e) (u)	1,000	983
Tenet Healthcare Corp., 6.38%, 12/01/11	7,000	6,458

Tenet Healthcare Corp., 9.25%, 02/01/15 (b) (k)		8,500	8,033
US Oncology Holdings Inc., 7.95%, 03/15/12		2,687	2,055
			22,899
INDUSTRIALS - 2.4%
Allied Waste North America Inc., 7.38%, 04/15/14		5,000	4,863
Allied Waste North America Inc., 7.13%, 05/15/16		1,400	1,306
JohnsonDiversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	1,940
L-3 Communications Corp., 5.88%, 01/15/15		500	452
Nortek Inc., 10.00%, 12/01/13 (e) (u)		2,000	1,760
RBS Global & Rexnord LLC, 11.75%, 08/01/16 (b)		1,100	1,040
RBS Global & Rexnord LLC, 8.88%, 09/01/16		500	454
Rexnord Holdings Inc. Term Loan, 9.68%, 03/01/13 (e) (f) (u)		1,162	987
			12,802
INFORMATION TECHNOLOGY - 5.2%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (e) (u)		4,000	2,280
CEVA Group Plc, 10.00%, 09/01/14 (e) (u)		3,000	2,880
First Data Corp., 9.88%, 09/24/15 (b) (e) (u)		5,500	4,318
First Data Corp., Term Loan, 5.55%, 09/24/14		16	14
First Data Corp., Term Loan, 5.55%, 09/24/14		112	95
First Data Corp., Term Loan, 5.55%, 09/24/14		215	185
First Data Corp., Term Loan, 5.55%, 09/24/14		1,647	1,416
First Data Corp., Term Loan, 5.35%, 10/01/14		3,715	3,222
First Data Corp., Term Loan, 7.65%, 10/01/14		255	222
Freescale Semiconductor Inc., 8.88%, 12/15/14		6,300	4,347
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)		3,000	1,920
Nortel Networks Ltd., 10.75%, 07/15/16 (e) (u)		2,400	1,470
NXP BV, 9.50%, 10/15/15 (b)		500	258
Sanmina-SCI Corp., 6.75%, 03/01/13 (b)		1,200	1,050
Sanmina-SCI Corp., 8.13%, 03/01/16		1,500	1,275
Sungard Data Systems Inc., 9.13%, 08/15/13		750	675
Sungard Data Systems Inc., 10.63%, 05/15/15 (b) (e) (u)		2,500	2,350
			27,977
MATERIALS - 1.0%
Berry Plastics Corp.,Term Loan, 6.50%, 06/15/14		2,086	1,698
Berry Plastics Holding Corp., 8.88%, 09/15/14		1,000	780
Ineos Group Holdings Plc, 7.88%, 02/15/16 (e) (u)	EUR	2,250	1,671
Jefferson Smurfit Corp., 8.25%, 10/01/12		600	501
JohnsonDiversey Inc., 9.63%, 05/15/12		300	299
Novelis Inc., 7.25%, 02/15/15 (k)		600	522
			5,471
TELECOMMUNICATION SERVICES - 0.1%
Digicel Group Ltd., 8.88%, 01/15/15 (e) (u)		500	420

UTILITIES - 1.9%
Dynegy Holdings Inc., 6.88%, 04/01/11		1,500	1,364
Dynegy Holdings Inc., 8.75%, 02/15/12 (b)		2,000	1,890
Dynegy Holdings Inc., 7.75%, 06/01/19		2,000	1,600
Energy Future Holdings Corp., 11.25%, 11/01/17 (e) (u)		4,100	3,465
Public Service Co. of New Mexico., 7.95%, 05/15/18		2,300	2,171

		10,490

Total Corporate Bonds and Notes (cost $321,936)		251,661

GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.1%
Federal National Mortgage Association, 6.00%, 03/01/36	677	686
Federal National Mortgage Association, 5.50%, 07/01/37	6,274	6,261
Federal National Mortgage Association, 6.00%, 07/01/37	4,445	4,507
		11,454

Total Government and Agency Obligations (cost $11,027)		11,454

SHORT TERM INVESTMENTS - 20.8%
Mutual Funds - 9.7%
JNL Money Market Fund, 2.44% (a) (h)	52,334	52,334

Securities Lending Collateral - 11.1%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	61,458	60,321

Total Short Term Investments (cost $113,792)		112,655

Total Investments - 110.9% (cost $752,487)		600,483
Other Assets and Liabilities, Net - (10.9%)		(59,121)
Total Net Assets - 100%		$ 541,362

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 86.2%
CONSUMER DISCRETIONARY - 10.7%
Comcast Corp. - Special Class A	374	$ 7,379
Daimler AG	26	1,282
Dana Holding Corp. (c)	10	46
Eastman Kodak Co.	157	2,410
Goodyear Tire & Rubber Co. (c)	77	1,186
Harley-Davidson Inc.	34	1,252
Harrah's Investment LP (c) (f) (s) (t)	39	12
Hillenbrand Inc.	24	477
Home Depot Inc.	100	2,589
Lear Corp. (c)	47	499
Mattel Inc.	219	3,950
News Corp. Inc. - Class A	421	5,042
Time Warner Cable Inc. - Class A (c)	43	1,046
Time Warner Inc.	278	3,649
Viacom Inc. - Class B (c)	100	2,484
Virgin Media Inc.	133	1,055
Wyndham Worldwide Corp.	1	21
		34,379
CONSUMER STAPLES - 21.0%
Altria Group Inc.	94	1,857

Anheuser-Busch Cos. Inc.	51	3,304
British American Tobacco Plc	226	7,391
Brown-Forman Corp. - Class B	14	988
Cadbury Plc	236	2,385
Carlsberg A/S	18	1,405
Carrefour SA	54	2,550
Coca-Cola Enterprises Inc.	146	2,451
CVS Caremark Corp.	155	5,230
Dr. Pepper Snapple Group Inc. (c)	72	1,904
Groupe Danone	24	1,689
Imperial Tobacco Group Plc	192	6,149
Japan Tobacco Inc.	1	2,197
Kraft Foods Inc. - Class A	107	3,512
Kroger Co.	90	2,481
KT&G Corp.	33	2,418
Lorillard Inc.	7	493
Nestle SA	121	5,217
Pernod-Ricard SA	38	3,351
Philip Morris International Inc.	29	1,374
Reynolds American Inc.	89	4,333
UST Inc.	27	1,813
Wal-Mart Stores Inc.	24	1,435
WM Wrigley Jr. Co.	21	1,632
		67,559
ENERGY - 4.7%
Baker Hughes Inc.	27	1,658
BP Plc	181	1,508
Exterran Holdings Inc. (c)	43	1,381
Marathon Oil Corp.	38	1,522
Noble Energy Inc.	22	1,212
Pride International Inc. (c)	34	1,019
Royal Dutch Shell Plc - Class A (c)	112	3,297
Total SA	27	1,667
Transocean Inc. - New Shares (c)	17	1,813
		15,077
FINANCIALS - 16.4%
ACE Ltd.	14	784
Alexander's Inc. (c)	6	2,378
Alleghany Corp. (c)	5	1,759
Allianz SE	12	1,591
American Express Co.	37	1,325
Banco Popular SC	74	1,149
Berkshire Hathaway Inc. - Class B (c)	3	11,001
Cerberus Capital Management LP (c) (f) (s) (t)	888	433
Cerberus Capital Management LP (c) (f) (s) (t)	444	216
Cerberus Capital Management LP (c) (f) (s) (t)	888	433
CIT Group Inc.	127	882
Conseco Inc. (c)	77	270
Danske Bank A/S	91	2,195
Fifth Third Bancorp	24	280

Forestar Real Estate Group Inc. (c)	26	382
Goldman Sachs Group Inc.	10	1,224
Guaranty Bancorp (c)	49	296
Intesa Sanpaolo SpA	268	1,474
JPMorgan Chase & Co.	79	3,706
Legg Mason Inc.	-	18
Link Real Estate Investment Trust	321	667
Old Republic International Corp.	115	1,463
Prudential Financial Inc.	25	1,826
SLM Corp. (c)	127	1,569
Societe Generale - Class A	22	1,933
St. Joe Co. (c)	21	821
Travelers Cos. Inc.	24	1,091
U.S. Bancorp	72	2,581
Ventas Inc.	19	920
White Mountains Insurance Group Ltd.	13	6,341
Zurich Financial Services AG	6	1,725
		52,733
HEALTH CARE - 5.8%
Barr Pharmaceuticals Inc. (c)	21	1,339
Bristol-Myers Squibb Co.	73	1,513
Community Health Systems Inc. (c)	60	1,753
Genentech Inc. (c)	20	1,794
Hill-Rom Holdings Inc.	27	809
MDS Inc. (c)	57	678
Novartis AG	44	2,329
Pfizer Inc.	160	2,959
Quest Diagnostics Inc.	32	1,642
Tenet Healthcare Corp. (c)	479	2,658
Valeant Pharmaceutical International (c)	65	1,331
		18,805
INDUSTRIALS - 7.6%
A P Moller - Maersk A/S	-	2,444
ACE Aviation Holdings Inc. - Class A (c)	45	329
Deutsche Post AG	132	2,761
Federal Signal Corp.	54	742
GenCorp Inc. (c)	37	248
Keppel Corp. Ltd.	295	1,629
Koninklijke Philips Electronics NV	83	2,244
Northwest Airlines Corp. (c)	56	503
Orkla ASA	447	4,110
Owens Corning Inc. (c)	62	1,493
Siemens AG	38	3,518
SKF AB - Class B	81	1,040
Suez Environnement SA (c)	3	81
TNT NV	40	1,104
Tyco International Ltd.	68	2,368
		24,614
INFORMATION TECHNOLOGY - 7.9%
Alliance Data Systems Corp. (c)	39	2,454

Dell Inc. (c)	256	4,220
Diebold Inc.	32	1,062
Lexmark International Inc. (c)	26	853
LSI Logic Corp. (c)	446	2,388
Maxim Integrated Products Inc.	109	1,968
Microsoft Corp.	204	5,436
Motorola Inc.	329	2,347
Telefonaktiebolaget LM Ericsson - ADR	4	40
Telefonaktiebolaget LM Ericsson - Class B	137	1,305
Tyco Electronics Ltd.	95	2,619
Yahoo! Inc. (c)	46	804
		25,496
MATERIALS - 7.3%
AK Steel Holding Corp.	42	1,078
Alcoa Inc.	106	2,403
Cleveland-Cliffs Inc.	30	1,587
Domtar Corp. (c)	301	1,383
Huntsman Corp.	19	235
International Paper Co.	178	4,667
Koninklijke DSM NV	33	1,550
Linde AG	8	898
MeadWestvaco Corp.	39	908
Mondi Ltd.	2	12
Rohm & Haas Co.	14	965
Temple-Inland Inc.	66	1,001
Weyerhaeuser Co.	114	6,904
		23,591
TELECOMMUNICATION SERVICES - 1.6%
Qwest Communications International Inc.	66	212
Royal KPN NV	110	1,589
Sprint Nextel Corp.	188	1,144
Telefonica SA	88	2,086
		5,031
UTILITIES - 3.2%
Constellation Energy Group Inc.	50	1,225
E.ON AG	37	1,848
Entergy Corp.	15	1,366
Exelon Corp.	37	2,329
Gaz de France	21	1,116
NorthWestern Corp.	7	172
RWE AG	25	2,347
		10,403

Total Common Stocks (cost $354,625)		277,688

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Dana Holding Corp. (f)	1	52

Total Preferred Stocks (cost $91)		52

OTHER EQUITY INTERESTS - 0.0%
INDUSTRIALS - 0.0%
Northwest Airlines Corp., Contingent Distribution (c) (f) (v)	725	3

Total Other Equity Interests (cost $2)		3

CORPORATE BONDS AND NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Dana Corp., 6.50%, 03/01/09 (f)	$ 72	2
Dana Corp., 5.85%, 01/15/15 (f)	65	2
Dana Corp., 7.00%, 03/15/28 (f)	115	3
Pontus I, 05/27/09 (f) (s) (t)	240	169
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09 (f) (s) (t)	290	222
Pontus II Trust, 9.14%, 06/25/09 (f) (s) (t)	145	111
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09 (f) (s) (t)	262	246
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)	1,130	158
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	245	100
		1,013
FINANCIALS - 0.5%
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (t)	780	380
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (t)	780	380
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (t)	390	190
Realogy Corp., Term Loan, 10/10/13	42	31
Realogy Corp., Term Loan, 10/10/13	666	495
Realogy Corp., Term Loan, 10/10/13	230	175
Realogy Corp., Term Loan, 10/10/13	62	46
		1,697

Total Corporate Bonds and Notes (cost $4,685)		2,710

SHORT TERM INVESTMENTS - 12.6%
Federal Home Loan Bank - 6.5%
Federal Home Loan Bank, 2.11%, 10/01/08	2,000	2,000
Federal Home Loan Bank, 2.12%, 11/07/08	3,000	2,992
Federal Home Loan Bank, 5.50%, 12/15/08 (n)	3,000	2,984
Federal Home Loan Bank, 2.51%, 01/07/09	3,000	2,980
Federal Home Loan Bank, 2.80%, 02/02/09	2,000	1,981
Federal Home Loan Bank, 2.83%, 03/31/09	3,000	2,956
Federal Home Loan Bank, 2.85%, 04/15/09	3,000	2,953
Federal Home Loan Bank, 2.87%, 05/13/09	2,000	1,965
		20,811
Mutual Funds - 5.8%
JNL Money Market Fund, 2.44% (a) (h)	18,641	18,641

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 1.84%, 11/13/08	1,000	998

Total Short Term Investments (cost $40,452)		40,450

Total Investments - 99.6% (cost $399,855)		320,903
Securities Sold Short, Net - (0.2%)		(589)
Other Assets and Liabilities, Net - 0.6%		1,848
Total Net Assets - 100%		$ 322,162

Securities Sold Short
COMMON STOCKS - 0.2%
HEALTH CARE - 0.2%
Teva Pharmaceutical Industries Ltd. - ADR	13	$ 589

Total Common Stocks Sold Short - 0.2% (proceeds $582)		$ 589

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 91.6%
CONSUMER DISCRETIONARY - 23.2%
Autoliv Inc.	22	$ 726
Brown Shoe Co. Inc. (b)	113	1,849
Brunswick Corp. (b)	111	1,416
Christopher & Banks Corp. (b)	121	928
DR Horton Inc. (b)	8	104
Ethan Allen Interiors Inc. (b)	53	1,485
Fred's Inc. (b)	90	1,280
Gentex Corp. (b)	25	358
Group 1 Automotive Inc. (b)	49	1,054
Gymboree Corp. (c)	1	39
Hillenbrand Inc.	24	486
Hooker Furniture Corp. (b)	40	705
HOT Topic Inc. (c)	21	138
La-Z-Boy Inc. (b)	140	1,301
M/I Homes Inc. (b)	80	1,822
MDC Holdings Inc.	37	1,350
Men's Wearhouse Inc. (b)	39	828
Monaco Coach Corp. (b)	170	332
Pier 1 Imports Inc. (b) (c)	192	794
Regis Corp.	76	2,076
Russ Berrie & Co. Inc. (b) (c)	43	327
Saks Inc. (b) (c)	108	997
Thor Industries Inc. (b)	80	1,983
Timberland Co. - Class A (c)	7	129
Tuesday Morning Corp. (b) (c)	166	684
Warnaco Group Inc. (c)	29	1,322
West Marine Inc. (b) (c)	80	477
Winnebago Industries Inc. (b)	76	982
Zale Corp. (b) (c)	54	1,345
		27,317
CONSUMER STAPLES - 1.3%
Casey's General Stores Inc. (b)	49	1,466

ENERGY - 7.5%
Atwood Oceanics Inc. (c)	10	364
Bristow Group Inc. (b) (c)	37	1,255
CARBO Ceramics Inc. (b)	2	104
General Maritime Corp. (b)	31	604
Global Industries Ltd. (b) (c)	74	513
Helix Energy Solutions Group Inc. (c)	44	1,078
Oil States International Inc. (c)	19	679
Overseas Shipholding Group Inc. (b)	12	700
Rowan Cos. Inc. (b)	30	901
Teekay Corp. (b)	35	910
Tidewater Inc. (b)	12	664
Unit Corp. (c)	21	1,021
		8,793
FINANCIALS - 15.6%
American National Insurance Co.	10	872
Arbor Realty Trust Inc. (b)	8	78
Arthur J Gallagher & Co. (b)	14	362
Aspen Insurance Holdings Ltd.	86	2,371
Chemical Financial Corp. (b)	32	996
Corus Bankshares Inc. (b)	130	527
Erie Indemnity Co. - Class A	24	1,014
IPC Holdings Ltd. (b)	44	1,314
Montpelier Re Holdings Ltd. (b)	112	1,852
Old Republic International Corp.	184	2,346
Peoples Bancorp Inc.	2	50
PMI Group Inc. (b)	55	162
Protective Life Corp.	40	1,152
RLI Corp.	18	1,130
StanCorp Financial Group Inc.	29	1,492
Syncora Holdings Ltd. (b)	125	164
TrustCo Bank Corp. (b)	203	2,377
Zenith National Insurance Corp.	5	165
		18,424
HEALTH CARE - 2.2%
Hill-Rom Holdings Inc. (b)	20	597
STERIS Corp.	20	737
Teleflex Inc.	10	654
West Pharmaceutical Services Inc. (b)	12	605
		2,593
INDUSTRIALS - 25.3%
ABM Industries Inc. (b)	69	1,500
American Woodmark Corp. (b)	49	1,098
Apogee Enterprises Inc.	102	1,527
Applied Industrial Technology Inc.	-	3
Brady Corp. - Class A	38	1,348
Briggs & Stratton Corp. (b)	80	1,294
Carlisle Cos. Inc.	48	1,439

CIRCOR International Inc. (b)	12	524
CNH Global NV	1	31
Dollar Thrifty Automotive Group Inc. (b) (c)	55	106
EMCOR Group Inc. (c)	1	16
Franklin Electric Co. Inc. (b)	32	1,443
Genesee & Wyoming Inc. - Class A (c)	54	2,034
Gibraltar Industries Inc. (b)	132	2,477
Graco Inc. (b)	48	1,691
Kansas City Southern (c)	3	151
Kennametal Inc.	38	1,039
Lincoln Electric Holdings Inc.	1	38
Mine Safety Appliances Co. (b)	45	1,715
Mueller Industries Inc.	66	1,523
Nordson Corp. (b)	19	918
Powell Industries Inc. (c)	7	282
Simpson Manufacturing Co. Inc. (b)	50	1,355
SkyWest Inc.	78	1,245
Trinity Industries Inc. (b)	31	785
Universal Forest Products Inc. (b)	67	2,335
Wabash National Corp. (b)	149	1,409
Watts Water Technologies Inc. (b)	17	465
		29,791
INFORMATION TECHNOLOGY - 4.4%
Avocent Corp. (b) (c)	41	847
Benchmark Electronics Inc. (c)	122	1,715
Cohu Inc. (b)	32	506
Diebold Inc.	8	248
Mettler Toledo International Inc. (c)	13	1,284
Omnivision Technologies Inc. (b) (c)	54	620
		5,220
MATERIALS - 10.1%
Airgas Inc.	20	1,013
AptarGroup Inc.	9	360
Cabot Corp.	38	1,204
Gerdau AmeriSteel Corp. (b)	98	967
Glatfelter	91	1,225
Mercer International Inc. (c)	97	355
Reliance Steel & Aluminum Co.	45	1,709
RPM International Inc.	81	1,568
Steel Dynamics Inc.	86	1,470
Westlake Chemical Corp. (b)	98	2,069
		11,940
UTILITIES - 2.0%
Atmos Energy Corp.	15	399
Energen Corp.	12	530
Sierra Pacific Resources	151	1,448
		2,377

Total Common Stocks (cost $121,627)		107,921

SHORT TERM INVESTMENTS - 41.1%
Mutual Funds - 15.2%
JNL Money Market Fund, 2.44% (a) (h)	17,862	17,862

Securities Lending Collateral - 25.9%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	31,157	30,580

Total Short Term Investments (cost $49,019)		48,442

Total Investments - 132.7% (cost $170,646)		156,363
Other Assets and Liabilities, Net - (32.7%)		(38,490)
Total Net Assets - 100%		$ 117,873

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (t)	491	$ 5

CONSUMER STAPLES - 0.0%
VFB LLC (c) (f) (t)	79	1

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (f) (t)	234	2

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (t)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f) (t)	2	12

Total Common Stocks (cost $433)		20

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (i) (p)	1,575	1,452
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-

Total Preferred Stocks (cost $1,654)		1,452

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 18.4%
Adjustable Rate Mortgage Trust REMIC, 5.00%, 04/25/35 (i)	$ 469	401
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (f)	247	-
American Home Mortgage Assets Trust REMIC, 3.78%, 02/25/47 (i)	4,272	2,149
Amortizing Residential Collateral Trust REMIC, 4.55%, 08/25/32 (i)	82	11
Asset Backed Securities Corp. Home Equity REMIC, 4.39%, 04/15/33 (i)	55	34
Banc of America Commercial Mortgage Inc. REMIC, 5.41%, 09/10/47	4,700	4,130
Banc of America Funding Corp. REMIC, 5.83%, 06/20/36 (i)	2,657	2,046

Banc of America Funding Corp. REMIC, 5.79%, 10/25/36 (i)	1,612	1,564
Banc of America Funding Corp. REMIC, 3.47%, 06/20/47 (i)	1,700	712
Banc of America Mortgage Securities Inc. REMIC, 4.80%, 09/25/35 (i)	1,679	1,527
BCAP LLC Trust REMIC, 3.85%, 11/25/36 (i)	1,063	735
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.47%, 04/25/34 (i)	663	607
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.77%, 11/25/34 (i)	1,723	1,577
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.08%, 06/25/35 (i)	1,856	1,519
Bear Stearns Alt-A Trust II REMIC, 6.26%, 09/25/47 (i)	3,514	2,355
Bear Stearns Mortgage Funding Trust REMIC, 3.37%, 12/25/36 (i)	4,048	2,488
Carrington Mortgage Loan Trust REMIC, 3.44%, 12/25/35 (i)	232	223
Chase Mortgage Finance Corp. REMIC, 4.17%, 02/25/37 (i)	811	737
CIT Mortgage Loan Trust REMIC, 4.21%, 05/25/09 (e) (f) (i) (t)	2,058	1,749
CIT Mortgage Loan Trust REMIC, 4.46%, 01/25/10 (e) (f) (i) (t)	700	350
CIT Mortgage Loan Trust REMIC, 4.66%, 09/25/24 (e) (f) (i) (t)	1,280	480
Citigroup Mortgage Loan Trust Inc. REMIC, 5.73%, 12/25/35 (i)	2,117	1,506
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32	400	410
Countrywide Alternative Loan Trust REMIC, 4.58%, 09/25/35 (i)	343	218
Countrywide Alternative Loan Trust REMIC, 4.46%, 11/25/47 (i)	4,803	2,533
Countrywide Asset-Backed Certificates REMIC, 4.46%, 06/25/34 (i)	202	90
Countrywide Home Equity Loan Trust REMIC, 2.69%, 05/15/36 (i)	1,720	881
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.67%, 02/19/34 (i)	832	774
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.54%, 11/20/34 (i)	614	480
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.90%, 08/20/35 (i)	2,607	2,023
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	4,632	3,269
Credit Suisse Mortgage Capital Certificates REMIC, 5.61%, 02/15/39 (i)	3,060	2,746
Credit Suisse Mortgage Capital Certificates REMIC, 5.47%, 09/15/39	6,000	5,274
Deutsche Bank Alternate Loan Trust REMIC, 4.94%, 08/25/35 (i)	1,137	1,014
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 4.00%, 03/19/46 (i)	603	332
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 4.00%, 03/19/47 (i)	603	200
First Horizon Mortgage Pass Through-Trust REMIC, 4.75%, 12/25/34 (i)	247	218
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.81%, 05/17/32 (i) (t)	10,527	143
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	537	330
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	528	288
Green Tree Financial Corp. REMIC, 7.07%, 01/15/29	313	308
GSMPS Mortgage Loan Trust, 3.43%, 02/25/35 (i) (t)	190	156
GSR Mortgage Loan Trust REMIC, 5.30%, 10/25/35 (i)	858	659
Harborview Mortgage Loan Trust REMIC, 3.53%, 06/20/35 (i)	1,506	972
Harborview Mortgage Loan Trust REMIC, 5.74%, 12/19/35 (i)	1,414	955
Harborview Mortgage Loan Trust REMIC, 3.28%, 01/19/36 (i)	1,558	1,011
Harborview Mortgage Loan Trust REMIC, 5.98%, 08/19/36 (i)	2,924	1,965
HFC Home Equity Loan Asset Backed Certificates REMIC, 4.39%, 11/20/36 (i)	2,254	1,842
Impac CMB Trust REMIC, 3.53%, 03/25/35 (i)	217	106
IndyMac Index Mortgage Loan Trust REMIC, 3.52%, 06/25/34 (i)	517	399
IndyMac Index Mortgage Loan Trust REMIC, 6.08%, 03/25/35 (i)	908	787
IndyMac Index Mortgage Loan Trust REMIC, 5.36%, 08/25/35 (i)	953	714
IndyMac Index Mortgage Loan Trust REMIC, 5.43%, 09/25/35 (i)	1,285	878
IndyMac Index Mortgage Loan Trust REMIC, 3.42%, 05/25/46 (i)	1,450	881
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	6,221
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27	6,000	6,053
LB-UBS Commercial Mortgage Trust REMIC, 5.32%, 09/15/39	1,000	875

Lehman XS Trust REMIC, 3.47%, 02/25/46 (i)	2,971	1,807
Lehman XS Trust REMIC, 4.06%, 09/25/47 (i)	1,915	1,217
Luminent Mortgage Trust REMIC, 3.40%, 07/25/36 (i)	1,311	791
Luminent Mortgage Trust REMIC, 3.40%, 05/25/46 (i)	882	545
MASTR Adjustable Rate Mortgages Trust REMIC, 5.88%, 10/25/34 (i)	358	306
MASTR Adjustable Rate Mortgages Trust REMIC, 6.56%, 12/25/34 (i)	129	116
MASTR Adjustable Rate Mortgages Trust REMIC, 4.85%, 01/25/36 (i)	1,405	1,269
MASTR Adjustable Rate Mortgages Trust REMIC, 4.28%, 12/25/46 (i)	4,719	2,362
MASTR Seasoned Securities Trust REMIC, 6.32%, 10/25/32 (i)	443	343
Merit Securities Corp. REMIC, 5.21%, 09/28/32 (i) (t)	486	337
Mid-State Trust, 7.34%, 07/01/35	270	254
Morgan Stanley Capital I REMIC, 5.21%, 11/14/42 (i)	1,500	1,382
Morgan Stanley Mortgage Loan Trust REMIC, 4.89%, 08/25/34 (i)	255	207
Morgan Stanley Mortgage Loan Trust REMIC, 5.80%, 03/25/36 (i)	2,465	1,580
Morgan Stanley Mortgage Loan Trust REMIC, 3.33%, 10/25/36 (i)	316	304
Residential Accredit Loans Inc. REMIC, 5.90%, 10/25/37 (i)	4,811	3,122
Residential Accredit Loans Inc. REMIC, 4.53%, 01/25/46 (i)	1,676	1,010
Residential Funding Mortgage Securities I Inc. REMIC, 4.71%, 08/25/35 (i)	918	724
Residential Funding Mortgage Securities I Inc. REMIC, 5.18%, 09/25/35 (i)	1,480	1,260
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (t)	6	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (t)	45	-
SLM Student Loan Trust, 2.81%, 10/25/17 (i)	946	943
Structured Adjustable Rate Mortgage Loan Trust REMIC, 4.38%, 05/25/34 (i)	813	621
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.25%, 09/25/34 (i)	347	275
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.45%, 11/25/34 (i)	1,555	1,302
Structured Asset Mortgage Investments Inc. REMIC, 6.17%, 08/25/35 (i)	149	112
Structured Asset Mortgage Investments Inc. REMIC, 4.58%, 08/25/47 (i)	4,845	2,729
Structured Asset Securities Corp. REMIC, 4.96%, 09/25/33 (i)	1,000	950
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.96%, 10/25/36 (i)	1,216	1,173
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.24%, 06/25/34 (i)	1,066	968
Washington Mutual Mortgage Pass Through Certificates REMIC, 5.05%, 12/25/35 (i)	2,803	2,609
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.50%, 09/25/36 (i)	1,824	1,644
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.44%, 04/25/45 (i)	220	145
Wells Fargo Alternative Loan Trust REMIC, 6.60%, 12/28/37 (i)	4,263	2,869
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.54%, 02/25/35 (i)	3,362	2,877
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.24%, 04/25/36 (i)	831	776

Total Non-U.S. Government Agency Asset-Backed Securities (cost $147,776)		111,834

CORPORATE BONDS AND NOTES - 21.8%
CONSUMER DISCRETIONARY - 2.0%
AMC Entertainment Inc., 11.00%, 02/01/16	55	54
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	125	74
Clear Channel Communications Inc., 6.25%, 03/15/11	760	490
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	975	1,023
Comcast Corp., 5.50%, 03/15/11	375	368
Comcast Holdings Corp., 10.63%, 07/15/12	875	952
COX Communications Inc., 7.88%, 08/15/09	1,475	1,478
CSC Holdings Inc., 8.13%, 08/15/09	150	149
CSC Holdings Inc., 7.25%, 04/15/12	250	229

Dex Media West LLC, 9.88%, 08/15/13	196	122
DirecTV Holdings LLC, 8.38%, 03/15/13	130	128
EchoStar DBS Corp., 6.63%, 10/01/14	575	461
General Motors Corp., 8.25%, 07/15/23 (b)	440	173
General Motors Corp., 8.38%, 07/15/33 (b)	20	8
Hertz Corp., 8.88%, 01/01/14	65	56
Idearc Inc., 8.00%, 11/15/16	315	86
Las Vegas Sands Corp., 6.38%, 02/15/15 (b)	225	172
Liberty Media LLC, 7.88%, 07/15/09	1,700	1,705
MGM Mirage Inc., 6.75%, 09/01/12	205	160
MGM Mirage Inc., 7.63%, 01/15/17	360	259
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	100	84
News America Inc., 6.65%, 11/15/37	425	356
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	168
R.H. Donnelley Corp., 6.88%, 01/15/13	15	6
R.H. Donnelley Corp., 6.88%, 01/15/13 (b)	35	13
R.H. Donnelley Corp., 11.75%, 05/15/15 (b) (e) (u)	246	150
Rainbow National Services LLC, 10.38%, 09/01/14 (e) (t)	80	82
Sealy Mattress Co., 8.25%, 06/15/14 (b)	175	137
Sinclair Television Group Inc., 8.00%, 03/15/12	35	34
Station Casinos Inc., 6.50%, 02/01/14	100	30
Station Casinos Inc., 6.88%, 03/01/16	15	4
Station Casinos Inc., 7.75%, 08/15/16 (b)	60	33
Thomson Reuters Corp., 6.50%, 07/15/18	1,375	1,315
Time Warner Cable Inc., 6.55%, 05/01/37	1,750	1,417
Videotron Ltee, 6.38%, 12/15/15	125	110
		12,086
CONSUMER STAPLES - 0.6%
CVS Caremark Corp., 5.75%, 06/01/17	975	911
Kraft Foods Inc., 6.50%, 08/11/17	625	602
Philip Morris International Inc., 5.65%, 05/16/18	2,325	2,149
		3,662
ENERGY - 3.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	60	55
Canadian Natural Resources Ltd., 5.15%, 02/01/13	900	838
Canadian Natural Resources Ltd., 6.25%, 03/15/38	825	636
Chesapeake Energy Corp., 6.63%, 01/15/16	275	247
Chesapeake Energy Corp., 6.50%, 08/15/17	275	241
Compagnie Generale de Geophysique-Veritas, 7.50%, 05/15/15	80	76
Compagnie Generale de Geophysique-Veritas, 7.75%, 05/15/17	190	181
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	198
El Paso Corp., 7.88%, 06/15/12	325	320
El Paso Corp., 7.80%, 08/01/31	33	28
El Paso Corp., 7.75%, 01/15/32	515	431
Energy Transfer Partners LP, 5.95%, 02/01/15	1,850	1,754
Energy Transfer Partners LP, 6.70%, 07/01/18	1,525	1,446
Enterprise Products Operating LLC, 6.50%, 01/31/19	1,475	1,374
Enterprise Products Operating LP, 7.03%, 01/15/68 (i)	775	625
EXCO Resources Inc., 7.25%, 01/15/11	250	236
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (e) (u)	1,200	1,150

Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	131
Kerr-McGee Corp., 6.95%, 07/01/24	1,460	1,380
Magellan Midstream Partners LP, 6.40%, 07/15/18	1,775	1,743
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,432
Nexen Inc., 6.40%, 05/15/37	1,200	950
ONEOK Partners LP, 6.65%, 10/01/36	1,225	1,072
ONEOK Partners LP, 6.85%, 10/15/37	375	336
OPTI Canada Inc., 8.25%, 12/15/14	105	94
Peabody Energy Corp., 6.88%, 03/15/13	80	77
TEPPCO Partners LP, 6.65%, 04/15/18 (b)	1,500	1,486
Transocean Inc., 6.80%, 03/15/38	850	780
Valero Energy Corp., 7.50%, 04/15/32	1,500	1,409
Whiting Petroleum Corp., 7.00%, 02/01/14	150	128
Williams Cos. Inc., 7.13%, 09/01/11	50	50
Williams Cos. Inc., 7.63%, 07/15/19	75	74
Williams Cos. Inc., 7.88%, 09/01/21	100	100
XTO Energy Inc., 6.50%, 12/15/18	1,950	1,809
		22,887
FINANCIALS - 11.5%
American Express Bank FSB, 5.50%, 04/16/13	3,375	3,089
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)	1,075	1,047
Bank of America Corp., 5.42%, 03/15/17	1,300	1,035
Bank of America Corp., 5.75%, 12/01/17	225	191
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (i) (p)	2,200	1,742
Bear Stearns Cos. Inc., 6.40%, 10/02/17	150	140
Bear Stearns Cos. Inc., 7.25%, 02/01/18	4,250	4,090
Chubb Corp., 6.38%, 03/29/37 (b) (i)	825	629
Chubb Corp., 6.50%, 05/15/38	375	339
Citigroup Inc., 4.13%, 02/22/10	1,840	1,698
Citigroup Inc., 8.40%, (callable at 100 beginning 04/30/18) (i) (p)	925	630
Citigroup Inc., 6.88%, 03/05/38	2,300	1,881
CNA Financial Corp., 7.25%, 11/15/23	1,500	1,308
Countrywide Home Loans Inc., 5.63%, 07/15/09	1,050	993
Countrywide Home Loans Inc., 4.13%, 09/15/09	650	598
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e) (t)	1,290	1,306
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	1,275	1,068
European Investment Bank, 4.25%, 07/15/13	13,100	13,409
Ford Motor Credit Co. LLC, 7.88%, 06/15/10	1,375	1,050
Ford Motor Credit Co. LLC, 8.07%, 06/15/11 (i)	600	437
GMAC LLC, 5.85%, 01/14/09 (b)	240	205
GMAC LLC, 7.25%, 03/02/11	25	12
GMAC LLC, 6.88%, 09/15/11	1,025	457
GMAC LLC, 8.00%, 11/01/31	75	28
Host Hotels & Resorts LP, 7.13%, 11/01/13	50	45
Host Hotels & Resorts LP, 6.38%, 03/15/15	195	158
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,244
International Lease Finance Corp., 4.95%, 02/01/11	700	518
JPMorgan Chase & Co., 6.63%, 03/15/12	1,168	1,148
JPMorgan Chase & Co., 6.00%, 01/15/18	2,050	1,869
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (i) (p)	2,050	1,726

Merrill Lynch & Co. Inc., 5.45%, 02/05/13		1,275	1,149
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		700	605
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (u)		500	475
Morgan Stanley, 5.75%, 08/31/12		675	476
Morgan Stanley, 5.95%, 12/28/17		825	517
Morgan Stanley, 6.63%, 04/01/18		2,775	1,836
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (i) (p)		1,310	991
Nebco Evans Holding Co., 12.38%, 07/15/07 (d) (f)		350	-
PNC Bank NA, 6.88%, 04/01/18		975	934
Resona Preferred Global Securities Cayman Ltd., 7.19% (callable at 100 beginning 07/30/15) (e) (i) (p) (u)		1,525	1,132
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)		1,025	994
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (e) (i) (p) (u)		775	578
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (i) (p) (u)		100	93
Simon Property Group LP, 6.13%, 05/30/18 (b)		2,325	2,059
SLM Corp., 5.13%, 08/27/12		1,500	975
Swiss Re Capital I LP, 6.85% (callable at 100 beginning 05/25/16) (e) (p) (u)		1,175	999
Travelers Cos. Inc., 6.25%, 03/15/37 (i)		630	485
UBS AG New Jersey-Credit Linked Bond, 6.00%, 12/31/17 (e) (u)	BRL	1,620	475
VTB Capital SA, 6.61%, 10/31/12 (e) (u)		700	560
VTB Capital SA, 6.88%, 05/29/18		1,600	1,197
Wachovia Corp., 5.50%, 05/01/13		425	352
WEA Finance LLC, 7.13% 04/15/18 (e) (u)		1,125	1,011
Wells Fargo & Co., 4.38%, 01/31/13		2,550	2,344
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (i) (p)		900	785
Wells Fargo Capital XV, 9.75% (callable at 100 beginning 09/26/13) (i) (p)		1,025	994
White Mountains Re Group Inc., 6.38%, 03/20/17 (e) (u)		1,275	1,126
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (t)		1,225	836
ZFS Finance USA Trust I, 6.15%, 12/15/65 (e) (i) (u)		725	527
			69,595
HEALTH CARE - 0.1%
DaVita Inc., 6.63%, 03/15/13		300	285
HCA Inc., 9.13%, 11/15/14		60	58
HCA Inc., 9.25%, 11/15/16		460	447
HCA Inc., 9.63%, 11/15/16		68	65
			855
INDUSTRIALS - 0.5%
Cargill Inc., 5.20%, 01/22/13 (e) (u)		1,425	1,378
Corrections Corp. of America, 6.25%, 03/15/13		100	94
CSX Corp., 6.25%, 03/15/18		350	317
DRS Technologies Inc., 7.63%, 02/01/18		50	52
Holt Group Inc., 9.75%, 01/15/06 (d) (f)		200	-
Interface Inc., 10.38%, 02/01/10		125	128
Interface Inc., 9.50%, 02/01/14		50	50
L-3 Communications Corp., 7.63%, 06/15/12		200	197
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (e) (t)		125	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (e) (f) (t)		375	-
Tyco International Group SA, 6.00%, 11/15/13		590	578
			2,794
INFORMATION TECHNOLOGY - 0.3%
Sungard Data Systems Inc., 9.13%, 08/15/13		75	68

Tyco Electronics Group SA, 6.00%, 10/01/12	450	443
Xerox Corp., 5.50%, 05/15/12	1,050	1,001
		1,512
MATERIALS - 0.4%
ArcelorMittal, 6.13%, 06/01/18 (e) (u)	1,875	1,661
Graphic Packaging International Corp., 9.50%, 08/15/13	190	172
Methanex Corp., 8.75%, 08/15/12	175	180
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	373
Plastipak Holdings Inc., 8.50%, 12/15/15 (e) (u)	150	127
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	187
		2,700
TELECOMMUNICATION SERVICES - 2.0%
American Tower Corp., 7.50%, 05/01/12	125	123
AT&T Inc., 6.40%, 05/15/38	2,575	2,161
France Telecom SA, 7.75%, 03/01/11	1,975	2,073
Nextel Communications Inc., 6.88%, 10/31/13	780	530
Nextel Communications Inc., 7.38%, 08/01/15	650	429
Qwest Communications International Inc., 7.50%, 02/15/14	255	221
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	80	68
Qwest Corp., 8.88%, 03/15/12 (k)	125	123
Rogers Communications Inc., 6.80%, 08/15/18	1,225	1,159
Sprint Capital Corp., 8.38%, 03/15/12	475	428
Telecom Italia Capital SA, 6.20%, 07/18/11	975	975
Telecom Italia Capital SA, 7.00%, 06/04/18	1,175	1,055
Telecom Italia Capital SA, 6.00%, 09/30/34	925	648
Verizon Communications Inc., 6.10%, 04/15/18	800	739
Verizon Communications Inc., 6.40%, 02/15/38	1,550	1,294
Windstream Corp., 8.63%, 08/01/16	180	165
		12,191
UTILITIES - 0.6%
AES Corp., 9.38%, 09/15/10	250	250
AES Corp., 8.88%, 02/15/11	50	49
Commonwealth Edison Co., 5.80%, 03/15/18	625	573
Commonwealth Edison Co., 5.88%, 02/01/33	550	451
Commonwealth Edison Co., 5.90%, 03/15/36	625	509
FirstEnergy Corp., 7.38%, 11/15/31	240	223
NRG Energy Inc., 7.25%, 02/01/14	100	93
NRG Energy Inc., 7.38%, 02/01/16	485	437
Pacific Gas & Electric Co., 6.05%, 03/01/34	450	397
Pacific Gas & Electric Co., 5.80%, 03/01/37	300	256
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (u)	120	106
		3,344

Total Corporate Bonds and Notes (cost $150,252)		131,626

GOVERNMENT AND AGENCY OBLIGATIONS - 64.4%
GOVERNMENT SECURITIES - 5.1%
Municipals - 0.5%
Michigan State University - Series B (insured by AMBAC), 2.68%, 02/15/37	2,165	1,475

Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,402
			2,877
Sovereign - 2.8%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17		2,100	2,126
Federative Republic of Brazil - Credit Linked Note, 6.00%, 05/15/17 (e) (f) (u)		9,761	9,588
Hungary Government International Bond, 6.00%, 11/24/23	HUF	351,330	1,701
Province of Quebec, Canada, 4.60%, 05/26/15		1,475	1,490
Region of Lombardy Italy, 5.80%, 10/25/32		750	841
Republic of Argentina, 3.09%, 08/03/12		2,780	1,022
Republic of Venezuela, 6.00%, 12/09/20		740	421
			17,189
Treasury Inflation Index Securities - 1.8%
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (b) (r)		6,203	5,667
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (b) (r)		2,517	2,426
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (b) (r)		943	824
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28 (b) (r)		1,951	2,112
			11,029
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 59.3%
Federal Farm Credit Bank - 0.8%
Federal Farm Credit Bank, 4.88%, 12/16/15 (b)		4,600	4,684

Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 5.50%, 07/15/36 (o)		2,000	2,103

Federal Home Loan Mortgage Corp. - 13.5%
Federal Home Loan Mortgage Corp., 3.20%, 06/10/10		14,000	13,943
Federal Home Loan Mortgage Corp., 4.00%, 06/01/18		12,588	12,238
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19		8,043	7,890
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35		321	313
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35		790	771
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35		340	331
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36		286	279
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36		2,884	2,814
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36		2,664	2,599
Federal Home Loan Mortgage Corp., 5.00%, 06/01/36		3,437	3,353
Federal Home Loan Mortgage Corp., 5.00%, 06/01/36		1,416	1,382
Federal Home Loan Mortgage Corp., 6.06%, 01/01/37 (i)		2,226	2,280
Federal Home Loan Mortgage Corp., 7.00%, 11/01/37		777	814
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38		5,000	4,977
Federal Home Loan Mortgage Corp., 5.50%, 02/01/38		16,197	16,124
Federal Home Loan Mortgage Corp., 5.50%, 03/01/38		2,000	1,991
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38		115	115
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38		119	119
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		4,965	4,943
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		113	112
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		265	264
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		2,621	2,610
Federal Home Loan Mortgage Corp., 5.50%, 05/01/38		173	172
Federal Home Loan Mortgage Corp., 5.50%, 08/01/38		161	160
Federal Home Loan Mortgage Corp., 5.50%, 08/01/38		428	426

Federal Home Loan Mortgage Corp. REMIC, 1156.50%, 06/15/21 (t)	-	1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (i) (k) (t)	58	57
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (k) (t)	494	434
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (k) (t)	399	411
		81,923
Federal National Mortgage Association - 44.7%
Federal National Mortgage Association, 5.00%, 01/01/18	771	774
Federal National Mortgage Association, 5.00%, 02/01/18	542	544
Federal National Mortgage Association, 5.00%, 02/01/18	853	857
Federal National Mortgage Association, 5.00%, 03/01/18	1,009	1,016
Federal National Mortgage Association, 5.00%, 04/01/18	795	798
Federal National Mortgage Association, 5.00%, 05/01/18	781	784
Federal National Mortgage Association, 5.00%, 06/01/18	838	841
Federal National Mortgage Association, 5.00%, 06/01/18	861	864
Federal National Mortgage Association, 5.00%, 06/01/18	785	787
Federal National Mortgage Association, 5.00%, 06/01/18	995	998
Federal National Mortgage Association, 5.00%, 06/01/18	988	992
Federal National Mortgage Association, 5.00%, 06/01/18	1,028	1,031
Federal National Mortgage Association, 5.00%, 06/01/18	689	691
Federal National Mortgage Association, 5.00%, 06/01/18	931	934
Federal National Mortgage Association, 4.50%, 07/01/18	349	345
Federal National Mortgage Association, 4.50%, 07/01/18	280	276
Federal National Mortgage Association, 4.50%, 07/01/18	2,043	2,013
Federal National Mortgage Association, 4.50%, 07/01/18	361	355
Federal National Mortgage Association, 4.50%, 07/01/18	412	406
Federal National Mortgage Association, 5.00%, 07/01/18	734	737
Federal National Mortgage Association, 4.50%, 09/01/18	378	373
Federal National Mortgage Association, 4.50%, 09/01/18	2,136	2,104
Federal National Mortgage Association, 4.50%, 09/01/18	285	281
Federal National Mortgage Association, 4.50%, 09/01/18	296	293
Federal National Mortgage Association, 4.50%, 09/01/18	344	339
Federal National Mortgage Association, 4.50%, 09/01/18	5,208	5,132
Federal National Mortgage Association, 4.50%, 09/01/18	584	575
Federal National Mortgage Association, 4.50%, 09/01/18	597	588
Federal National Mortgage Association, 4.50%, 09/01/18	265	261
Federal National Mortgage Association, 4.50%, 09/01/18	278	274
Federal National Mortgage Association, 5.00%, 09/01/18	989	992
Federal National Mortgage Association, 5.00%, 09/01/18	646	648
Federal National Mortgage Association, 4.50%, 10/10/18	290	285
Federal National Mortgage Association, 4.50%, 10/10/18	297	292
Federal National Mortgage Association, 4.50%, 10/10/18	330	324
Federal National Mortgage Association, 5.00%, 10/01/18	655	657
Federal National Mortgage Association, 5.00%, 10/01/18	884	887
Federal National Mortgage Association, 5.00%, 10/01/18	615	617
Federal National Mortgage Association, 5.00%, 11/01/18	755	758
Federal National Mortgage Association, 5.00%, 11/01/18	723	725
Federal National Mortgage Association, 5.00%, 11/01/18	892	895
Federal National Mortgage Association, 5.00%, 11/01/18	696	698
Federal National Mortgage Association, 5.00%, 11/01/18	1,041	1,046
Federal National Mortgage Association, 5.00%, 12/01/18	387	388

Federal National Mortgage Association, 5.00%, 12/01/18	632	634
Federal National Mortgage Association, 5.00%, 12/01/18	661	663
Federal National Mortgage Association, 5.00%, 12/01/18	647	649
Federal National Mortgage Association, 5.00%, 01/01/19	716	718
Federal National Mortgage Association, 5.00%, 01/01/19	1,057	1,061
Federal National Mortgage Association, 5.00%, 02/01/19	746	746
Federal National Mortgage Association, 5.00%, 03/01/19	642	642
Federal National Mortgage Association, 5.00%, 03/01/19	898	901
Federal National Mortgage Association, 5.00%, 04/01/19	676	676
Federal National Mortgage Association, 5.00%, 04/01/19	790	790
Federal National Mortgage Association, 5.00%, 04/01/19	696	696
Federal National Mortgage Association, 5.00%, 04/01/19	669	670
Federal National Mortgage Association, 4.50%, 05/01/19	401	394
Federal National Mortgage Association, 4.50%, 05/01/19	367	360
Federal National Mortgage Association, 4.50%, 05/01/19	415	409
Federal National Mortgage Association, 4.50%, 05/01/19	330	324
Federal National Mortgage Association, 4.50%, 05/01/19	291	286
Federal National Mortgage Association, 4.50%, 05/01/19	315	310
Federal National Mortgage Association, 4.50%, 05/01/19	388	382
Federal National Mortgage Association, 4.50%, 05/01/19	275	271
Federal National Mortgage Association, 4.50%, 05/01/19	345	340
Federal National Mortgage Association, 4.50%, 05/01/19	256	251
Federal National Mortgage Association, 4.50%, 05/01/19	161	159
Federal National Mortgage Association, 4.50%, 05/01/19	244	239
Federal National Mortgage Association, 4.50%, 05/01/19	295	291
Federal National Mortgage Association, 5.00%, 05/01/19	752	752
Federal National Mortgage Association, 6.00%, 09/01/19	1,636	1,668
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	1,700	851
Federal National Mortgage Association, 4.50%, 10/01/20, TBA (g)	22,000	21,436
Federal National Mortgage Association, 4.50%, 11/01/20, TBA (g)	10,000	9,728
Federal National Mortgage Association, 6.00%, 12/01/20	2,060	2,100
Federal National Mortgage Association, 4.50%, 03/01/23	1,000	975
Federal National Mortgage Association, 4.50%, 05/01/23	3,567	3,479
Federal National Mortgage Association, 4.50%, 05/01/23	433	422
Federal National Mortgage Association, 5.00%, 07/01/23	2,884	2,866
Federal National Mortgage Association, 6.50%, 02/01/26	4	4
Federal National Mortgage Association, 8.00%, 08/01/29	2	2
Federal National Mortgage Association, 8.00%, 04/01/30	7	8
Federal National Mortgage Association, 8.00%, 07/01/30	14	17
Federal National Mortgage Association, 8.00%, 08/01/30	4	5
Federal National Mortgage Association, 8.00%, 10/01/30	61	66
Federal National Mortgage Association, 8.00%, 01/01/31	33	37
Federal National Mortgage Association, 8.00%, 01/01/31	13	15
Federal National Mortgage Association, 7.50%, 02/01/31	30	33
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 7.50%, 03/01/31	33	37
Federal National Mortgage Association, 6.00%, 07/01/32	15	15
Federal National Mortgage Association, 7.00%, 07/01/32	20	21
Federal National Mortgage Association, 5.00%, 06/01/35	392	383
Federal National Mortgage Association, 6.00%, 08/01/35	191	193

Federal National Mortgage Association, 7.00%, 08/01/35	1,074	1,123
Federal National Mortgage Association, 5.00%, 09/01/35	745	728
Federal National Mortgage Association, 5.00%, 09/01/35	260	254
Federal National Mortgage Association, 5.00%, 09/01/35	41	40
Federal National Mortgage Association, 5.00%, 09/01/35	215	209
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)	11,000	10,969
Federal National Mortgage Association, 5.04%, 11/01/35 (i)	237	244
Federal National Mortgage Association, 5.00%, 11/01/35	35	34
Federal National Mortgage Association, 5.00%, 11/01/35	35	34
Federal National Mortgage Association, 5.00%, 11/01/35	39	39
Federal National Mortgage Association, 7.00%, 11/01/35	465	486
Federal National Mortgage Association, 5.00%, 12/01/35	22	21
Federal National Mortgage Association, 6.00%, 12/01/35	809	820
Federal National Mortgage Association, 5.00%, 01/01/36	403	393
Federal National Mortgage Association, 5.00%, 01/01/36	3,151	3,075
Federal National Mortgage Association, 5.00%, 02/01/36	5,134	5,010
Federal National Mortgage Association, 5.00%, 05/01/36	13,381	13,047
Federal National Mortgage Association, 5.41%, 05/01/36 (i)	1,415	1,447
Federal National Mortgage Association, 5.54%, 05/01/36 (i)	1,376	1,411
Federal National Mortgage Association, 5.44%, 07/01/36 (i)	1,349	1,377
Federal National Mortgage Association, 6.00%, 07/01/36	254	258
Federal National Mortgage Association, 5.53%, 08/01/36 (i)	1,495	1,529
Federal National Mortgage Association, 5.41%, 09/01/36 (i)	1,457	1,488
Federal National Mortgage Association, 6.50%, 09/01/36	1,482	1,521
Federal National Mortgage Association, 6.50%, 09/01/36	1,745	1,791
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	10,000	10,128
Federal National Mortgage Association, 6.00%, 10/01/36	226	229
Federal National Mortgage Association, 6.00%, 10/01/36	520	527
Federal National Mortgage Association, 6.50%, 10/01/36, TBA (g)	6,000	6,152
Federal National Mortgage Association, 7.00%, 10/01/36	515	538
Federal National Mortgage Association, 6.00%, 11/01/36	391	397
Federal National Mortgage Association, 6.50%, 11/01/36	4,576	4,698
Federal National Mortgage Association, 6.50%, 12/01/36	177	181
Federal National Mortgage Association, 6.50%, 12/01/36	209	215
Federal National Mortgage Association, 6.50%, 12/01/36	165	169
Federal National Mortgage Association, 6.50%, 12/01/36	339	347
Federal National Mortgage Association, 5.50%, 02/01/37	868	847
Federal National Mortgage Association, 6.00%, 03/01/37	327	331
Federal National Mortgage Association, 6.50%, 03/01/37	1,803	1,851
Federal National Mortgage Association, 7.00%, 03/01/37	36	37
Federal National Mortgage Association, 6.00%, 04/01/37	391	396
Federal National Mortgage Association, 6.00%, 04/01/37	844	856
Federal National Mortgage Association, 6.00%, 05/01/37	505	512
Federal National Mortgage Association, 7.00%, 05/01/37	68	71
Federal National Mortgage Association, 6.00%, 07/01/37	169	171
Federal National Mortgage Association, 6.00%, 07/01/37	808	820
Federal National Mortgage Association, 6.00%, 07/01/37	267	270
Federal National Mortgage Association, 6.00%, 07/01/37	499	506
Federal National Mortgage Association, 7.50%, 08/01/37	813	860
Federal National Mortgage Association, 6.00%, 09/01/37	1,000	1,014

Federal National Mortgage Association, 6.50%, 09/01/37	260	267
Federal National Mortgage Association, 6.50%, 09/01/37	252	258
Federal National Mortgage Association, 6.50%, 09/01/37	166	170
Federal National Mortgage Association, 6.50%, 09/01/37	56	57
Federal National Mortgage Association, 6.50%, 09/01/37	258	265
Federal National Mortgage Association, 7.00%, 09/01/37	4,094	4,282
Federal National Mortgage Association, 6.50%, 10/01/37	939	964
Federal National Mortgage Association, 6.50%, 10/01/37	5	5
Federal National Mortgage Association, 7.00%, 10/01/37	5,094	5,328
Federal National Mortgage Association, 5.50%, 11/01/37	431	430
Federal National Mortgage Association, 6.00%, 11/01/37	333	337
Federal National Mortgage Association, 6.50%, 11/01/37	31	32
Federal National Mortgage Association, 6.50%, 11/01/37	116	119
Federal National Mortgage Association, 6.50%, 11/01/37	56	57
Federal National Mortgage Association, 6.50%, 11/01/37	72	74
Federal National Mortgage Association, 7.00%, 11/01/37	3,762	3,935
Federal National Mortgage Association, 7.50%, 11/01/37	4,158	4,401
Federal National Mortgage Association, 7.50%, 11/01/37	882	933
Federal National Mortgage Association, 7.50%, 11/01/37	860	910
Federal National Mortgage Association, 7.50%, 11/01/37	589	623
Federal National Mortgage Association, 6.00%, 12/01/37	1,000	1,014
Federal National Mortgage Association, 6.00%, 12/01/37	1,629	1,652
Federal National Mortgage Association, 6.00%, 12/01/37	616	625
Federal National Mortgage Association, 6.00%, 12/01/37	658	667
Federal National Mortgage Association, 6.50%, 12/01/37	175	180
Federal National Mortgage Association, 6.50%, 12/01/37	93	95
Federal National Mortgage Association, 6.50%, 12/01/37	187	192
Federal National Mortgage Association, 6.50%, 12/01/37	730	749
Federal National Mortgage Association, 6.50%, 12/01/37	12	13
Federal National Mortgage Association, 6.50%, 12/01/37	13	13
Federal National Mortgage Association, 6.50%, 12/01/37	3	3
Federal National Mortgage Association, 6.50%, 12/01/37	41	42
Federal National Mortgage Association, 6.50%, 12/01/37	18	18
Federal National Mortgage Association, 6.50%, 12/01/37	64	66
Federal National Mortgage Association, 6.50%, 12/01/37	23	23
Federal National Mortgage Association, 6.50%, 12/01/37	10	10
Federal National Mortgage Association, 6.50%, 12/01/37	103	106
Federal National Mortgage Association, 6.50%, 12/01/37	144	147
Federal National Mortgage Association, 7.50%, 12/01/37	1,705	1,805
Federal National Mortgage Association, 5.00%, 01/01/38	995	970
Federal National Mortgage Association, 6.00%, 01/01/38	325	330
Federal National Mortgage Association, 6.00%, 01/01/38	920	933
Federal National Mortgage Association, 6.00%, 01/01/38	124	126
Federal National Mortgage Association, 6.50%, 01/01/38	164	168
Federal National Mortgage Association, 6.50%, 01/01/38	1,592	1,634
Federal National Mortgage Association, 6.50%, 01/01/38	68	70
Federal National Mortgage Association, 6.50%, 01/01/38	102	105
Federal National Mortgage Association, 6.50%, 01/01/38	8	9
Federal National Mortgage Association, 6.50%, 01/01/38	74	76
Federal National Mortgage Association, 6.50%, 01/01/38	171	176

Federal National Mortgage Association, 6.50%, 01/01/38	102	105
Federal National Mortgage Association, 6.50%, 01/01/38	75	77
Federal National Mortgage Association, 6.50%, 01/01/38	132	135
Federal National Mortgage Association, 6.50%, 01/01/38	112	115
Federal National Mortgage Association, 6.50%, 01/01/38	83	85
Federal National Mortgage Association, 6.50%, 01/01/38	83	85
Federal National Mortgage Association, 7.00%, 01/01/38	4,378	4,579
Federal National Mortgage Association, 7.50%, 01/01/38	834	882
Federal National Mortgage Association, 7.50%, 01/01/38	916	969
Federal National Mortgage Association, 6.00%, 02/01/38	556	564
Federal National Mortgage Association, 6.00%, 02/01/38	670	679
Federal National Mortgage Association, 5.00%, 03/01/38	997	973
Federal National Mortgage Association, 5.50%, 03/01/38	27,594	27,538
Federal National Mortgage Association, 5.00%, 04/01/38	998	973
Federal National Mortgage Association, 5.00%, 04/01/38	991	966
Federal National Mortgage Association, 5.00%, 04/01/38	1,529	1,491
Federal National Mortgage Association, 6.00%, 04/01/38	1,371	1,390
Federal National Mortgage Association, 5.00%, 05/01/38	5,429	5,293
Federal National Mortgage Association, 5.00%, 05/01/38	81	79
Federal National Mortgage Association, 5.50%, 05/01/38	228	228
Federal National Mortgage Association, 6.00%, 05/01/38	7,696	7,803
Federal National Mortgage Association, 5.50%, 06/01/38	1,964	1,960
Federal National Mortgage Association, 5.50%, 06/01/38	1,901	1,897
Federal National Mortgage Association, 6.00%, 06/01/38	1,198	1,215
Federal National Mortgage Association, 6.00%, 06/01/38	54	55
Federal National Mortgage Association, 6.00%, 06/01/38	733	744
Federal National Mortgage Association, 5.50%, 07/01/38	830	828
Federal National Mortgage Association, 5.50%, 07/01/38	31	31
Federal National Mortgage Association, 5.50%, 08/01/38	229	229
Federal National Mortgage Association, 6.00%, 08/01/38	203	206
Federal National Mortgage Association, 6.00%, 01/01/49	286	290
Federal National Mortgage Association REMIC, 10.40%, 04/25/19	2	2
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (i) (k) (t)	162	163
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (i) (k) (t)	227	203
		271,223

Total Government and Agency Obligations (cost $391,257)		391,028

SHORT TERM INVESTMENTS - 5.2%
Federal National Mortgage Association - 1.5%
Federal National Mortgage Association, 2.75%, 02/24/09	9,400	9,288

Mutual Funds - 1.0%
JNL Money Market Fund, 2.44% (a) (h)	5,960	5,960

Securities Lending Collateral - 2.7%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	16,585	16,278

Total Short Term Investments (cost $31,841)		31,526

Total Investments - 110.0% (cost $723,213)		667,486
Forward Sales Commitments, Net - (2.9%)		(17,708)
Other Assets and Liabilities, Net - (7.1%) (m) (o)		(42,961)
Total Net Assets - 100%		$ 606,817

Forward Sales Commitments - 2.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association, 5.00%, 10/20/18	$ 1,000	$ 993
Federal National Mortgage Association, 7.00%, 10/16/30	16,000	16,715

Total Forward Sales Commitments - 2.9% (proceeds $17,732)		$ 17,708

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 13.1%
AutoZone Inc. (c)	10	$ 1,197
BorgWarner Inc.	29	952
Cablevision Systems Corp. - Class A (b)	69	1,739
Carnival Corp.	5	192
Charter Communications Inc. - Class A (b) (c)	395	288
DISH Network Corp. (c)	57	1,196
Fortune Brands Inc.	57	3,265
H&R Block Inc.	112	2,528
J.C. Penney Co. Inc.	22	739
Johnson Controls Inc.	57	1,722
Kohl's Corp. (c)	36	1,665
Mattel Inc.	57	1,022
MDC Holdings Inc.	17	629
Newell Rubbermaid Inc.	122	2,101
Nordstrom Inc. (b)	17	488
NVR Inc. (b) (c)	2	1,133
Ross Stores Inc.	32	1,177
Tenneco Inc. (b) (c)	7	75
TJX Cos. Inc.	57	1,733
		23,841
CONSUMER STAPLES - 7.2%
Campbell Soup Co.	29	1,123
Clorox Co.	58	3,614
Coca-Cola Enterprises Inc.	36	606
ConAgra Foods Inc.	98	1,908
Energizer Holdings Inc. (c)	7	540
General Mills Inc.	11	727
Herbalife Ltd.	11	428
Lorillard Inc.	10	742
Reynolds American Inc.	12	591
Safeway Inc.	43	1,031
SUPERVALU Inc.	83	1,810
		13,120

ENERGY - 9.2%
Dril-Quip Inc. (c)	40	1,718
EOG Resources Inc.	34	3,072
Frontier Oil Corp.	18	339
Newfield Exploration Co. (c)	104	3,317
Petroleum Development Corp. (c)	9	417
Range Resources Corp.	80	3,409
Smith International Inc.	44	2,567
Whiting Petroleum Corp. (c)	26	1,887
		16,726
FINANCIALS - 24.4%
Alexandria Real Estate Equities Inc.	17	1,919
Aon Corp.	33	1,488
Apartment Investment & Management Co. (b)	59	2,066
Arch Capital Group Ltd. (c)	4	297
Assurant Inc.	25	1,369
CIT Group Inc. (b)	55	382
Commerce Bancshares Inc.	38	1,779
Digital Realty Trust Inc. (b)	24	1,150
Essex Property Trust Inc.	2	290
Everest Re Group Ltd.	30	2,596
Genworth Financial Inc. - Class A	84	719
HCP Inc.	16	623
Hudson City Bancorp Inc.	65	1,204
Huntington Bancshares Inc. (b)	58	465
Invesco Ltd.	93	1,958
Lazard Ltd. - Class A	15	651
Legg Mason Inc. (b)	31	1,194
Lincoln National Corp.	35	1,504
M&T Bank Corp. (b)	16	1,408
Marsh & McLennan Cos. Inc.	4	135
Nasdaq Stock Market Inc. (c)	12	367
Northern Trust Corp.	30	2,164
PartnerRe Ltd.	24	1,668
People's United Financial Inc.	94	1,808
Philadelphia Consolidated Holding Co. (c)	14	822
Principal Financial Group Inc.	20	883
Progressive Corp.	123	2,132
RenaissanceRe Holdings Ltd.	18	917
SLM Corp. (c)	104	1,282
Synovus Financial Corp. (b)	78	811
Torchmark Corp.	17	1,013
Unum Group	70	1,757
Vornado Realty Trust	6	535
Webster Financial Corp. (b)	10	249
Willis Group Holdings Ltd.	65	2,106
WR Berkley Corp.	113	2,651
		44,362
HEALTH CARE - 5.3%
Coventry Health Care Inc. (c)	10	327

Edwards Lifesciences Corp. (b) (c)	24	1,364
Health Net Inc. (c)	11	253
IMS Health Inc.	76	1,439
Kinetic Concepts Inc. (b) (c)	41	1,170
Laboratory Corp. of America Holdings (b) (c)	43	2,960
PerkinElmer Inc.	35	871
Zimmer Holdings Inc. (c)	21	1,362
		9,746
INDUSTRIALS - 7.8%
Alliant Techsystems Inc. (b) (c)	10	986
Allied Waste Industries Inc. (c)	214	2,374
Cooper Industries Ltd. - Class A	24	968
Eaton Corp.	19	1,088
General Cable Corp. (b) (c)	15	552
Ingersoll-Rand Co. Ltd. - Class A	11	343
Iron Mountain Inc. (b) (c)	98	2,403
Landstar System Inc.	33	1,457
Lennox International Inc.	9	309
Parker Hannifin Corp.	26	1,358
Republic Services Inc. - Class A	6	178
Rockwell Collins Inc.	10	500
Ryder System Inc.	29	1,775
		14,291
INFORMATION TECHNOLOGY - 6.5%
Activision Blizzard Inc. (c)	112	1,730
Amphenol Corp. - Class A	89	3,570
Autodesk Inc. (c)	61	2,052
CommScope Inc. (c)	95	3,275
SanDisk Corp. (c)	20	395
Seagate Technology Inc.	65	791
		11,813
MATERIALS - 6.3%
Air Products & Chemicals Inc.	8	554
Albemarle Corp.	73	2,239
Carpenter Technology Corp.	26	670
Celanese Corp. - Class A	32	890
International Paper Co.	69	1,817
Owens-Illinois Inc. (c)	36	1,070
United States Steel Corp.	7	549
Weyerhaeuser Co.	61	3,698
		11,487
TELECOMMUNICATION SERVICES - 1.3%
Embarq Corp.	58	2,367

UTILITIES - 13.8%
American Electric Power Co. Inc.	48	1,763
CMS Energy Corp. (b)	40	496
DPL Inc. (b)	107	2,663
Edison International Inc.	69	2,741

Entergy Corp.	54	4,768
Equitable Resources Inc.	42	1,559
FirstEnergy Corp.	42	2,835
PG&E Corp.	60	2,244
PPL Corp.	112	4,153
Sempra Energy	20	1,025
Wisconsin Energy Corp.	19	834
		25,081

Total Common Stocks (cost $203,139)		172,834

SHORT TERM INVESTMENTS - 14.7%
Mutual Funds - 4.8%
JNL Money Market Fund, 2.44% (a) (h)	8,706	8,706

Securities Lending Collateral - 9.9%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	18,343	18,003

Total Short Term Investments (cost $27,049)		26,709

Total Investments - 109.6% (cost $230,188)		199,543
Other Assets and Liabilities, Net - (9.6%)		(17,486)
Total Net Assets - 100%		$ 182,057

JNL/Goldman Sachs Short Duration Bond Fund
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (i) (p)	2,250	$ 2,075

Total Preferred Stocks (cost $2,381)		2,075

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.0%
Adjustable Rate Mortgage Trust REMIC, 5.00%, 04/25/35 (i)	$ 274	234
American Home Mortgage Assets Trust REMIC, 3.80%, 10/25/46 (i)	2,480	1,468
American Home Mortgage Assets Trust REMIC, 3.83%, 10/25/46 (i)	2,468	1,458
Banc of America Funding Corp. REMIC, 3.47%, 06/20/47 (i)	600	251
BCAP LLC Trust REMIC, 3.85%, 11/25/36 (i)	327	226
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.47%, 04/25/34 (i)	392	359
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.08%, 06/25/35 (i)	1,044	854
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.75%, 07/25/36 (i)	703	510
Bear Stearns Alt-A Trust II REMIC, 6.26%, 09/25/47 (i)	2,636	1,767
Bear Stearns Mortgage Funding Trust REMIC, 3.43%, 08/25/36 (i)	1,900	1,081
Capital One Multi-Asset Execution Trust, 4.95%, 09/15/12	6,700	6,718
Chase Issuance Trust, 4.96%, 09/17/12	4,000	3,972
Chase Mortgage Finance Corp. REMIC, 4.61%, 02/25/37 (i)	787	709
CIT Mortgage Loan Trust REMIC, 4.21%, 05/25/09 (e) (f) (i) (t)	1,346	1,144
CIT Mortgage Loan Trust REMIC, 4.46%, 01/25/10 (e) (f) (i) (t)	430	215
CIT Mortgage Loan Trust REMIC, 4.66%, 09/25/24 (e) (f) (i) (t)	880	330
Countrywide Alternative Loan Trust REMIC, 4.58%, 09/25/35 (i)	343	218

Countrywide Alternative Loan Trust REMIC, 3.40%, 08/25/46 (i)	2,071	1,215
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.54%, 11/20/34 (i)	338	264
CS First Boston Mortgage Securities Corp. REMIC, 6.53%, 06/15/34	3,500	3,513
CS First Boston Mortgage Securities Corp. REMIC, 7.29%, 09/15/41	3,803	3,825
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 3.23%, 11/19/37 (i)	1,582	960
First Horizon Mortgage Pass Through-Trust REMIC, 4.75%, 12/25/34 (i)	123	109
GMAC Mortgage Corp. Loan Trust REMIC, 4.39%, 06/25/34 (i)	1,098	1,012
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	372	228
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	366	199
GreenPoint Mortgage Funding Trust REMIC, 3.39%, 09/25/46 (i)	2,776	1,695
Harborview Mortgage Loan Trust REMIC, 5.74%, 12/19/35 (i)	707	478
Harborview Mortgage Loan Trust REMIC, 5.98%, 08/19/36 (i)	1,754	1,179
Harborview Mortgage Loan Trust REMIC, 3.38%, 08/21/36 (i)	2,713	1,663
Harborview Mortgage Loan Trust REMIC, 3.21%, 11/19/36 (i)	2,150	1,312
Harborview Mortgage Loan Trust REMIC, 3.22%, 01/19/38 (i)	1,910	1,150
HFC Home Equity Loan Asset Backed Certificates REMIC, 3.34%, 03/20/36 (i)	2,533	2,059
HFC Home Equity Loan Asset Backed Certificates REMIC, 4.39%, 11/20/36 (i)	1,503	1,228
IndyMac Index Mortgage Loan Trust REMIC, 5.36%, 08/25/35 (i)	477	357
IndyMac Index Mortgage Loan Trust REMIC, 5.43%, 09/25/35 (i)	643	439
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.20%, 07/25/35 (i)	851	771
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.77%, 07/25/35 (i)	771	698
JPMorgan Mortgage Trust REMIC, 5.06%, 07/25/35 (i)	612	568
Merrill Lynch Alternative Note Asset Trust REMIC, 5.65%, 06/25/37 (i)	2,651	1,686
Residential Accredit Loans Inc. REMIC, 5.90%, 10/25/37 (i)	1,443	937
Residential Funding Mortgage Securities I Inc. REMIC, 5.18%, 09/25/35 (i)	740	630
Structured Adjustable Rate Mortgage Loan Trust REMIC, 4.38%, 05/25/34 (i)	474	362
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.25%, 09/25/34 (i)	189	150
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.45%, 11/25/34 (i)	894	749
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)	2,587	1,650
Structured Asset Securities Corp. REMIC, 4.96%, 09/25/33 (i)	1,000	950
Thornburg Mortgage Securities Trust REMIC, 3.33%, 07/25/36 (i)	2,328	2,210
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 3.93%, 10/25/46 (i)	2,286	1,224
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 3.92%, 11/25/46 (i)	2,544	1,348
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.24%, 06/25/34 (i)	609	553
Washington Mutual Mortgage Pass Through Certificates REMIC, 4.00%, 09/25/46 (i)	732	404
Washington Mutual Mortgage Pass Through Certificates REMIC, 4.04%, 09/25/46 (i)	2,630	1,445
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.78%, 03/25/47 (i)	794	418
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.54%, 04/25/35 (i)	4,805	4,164
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.59%, 07/25/36 (i)	1,332	1,123

Total Non-U.S. Government Agency Asset-Backed Securities (cost $87,595)		66,439

CORPORATE BONDS AND NOTES - 17.8%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	739
Time Warner Cable Inc., 5.40%, 07/02/12	425	405
Time Warner Inc., 6.75%, 04/15/11	750	748
		1,892
CONSUMER STAPLES - 0.3%
CVS/Caremark Corp., 4.32%, 09/10/10 (i)	825	823

FINANCIALS - 15.4%
American General Finance Corp., 4.88%, 05/15/10	1,600	995
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)	2,000	1,949
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,169
Bear Stearns Cos. Inc., 6.95%, 08/10/12	2,429	2,454
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10) (e) (i) (p) (t)	1,572	1,445
Citigroup Inc., 7.25%, 10/15/11	843	897
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	989
European Investment Bank, 4.25%, 07/15/13	6,000	6,142
GATX Financial Corp., 5.13%, 04/15/10	750	756
Genworth Financial Inc., 5.23%, 05/16/09	1,650	1,401
Greater Bay Bancorp, 5.13%, 04/15/10	750	762
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,156
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,481
HSBC Finance Corp., 5.70%, 06/01/11	925	921
iStar Financial Inc., 5.13%, 04/01/11	750	383
JPMorgan Chase & Co., 7.00%, 11/15/09	1,215	1,215
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11	7,300	7,436
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	730
Merrill Lynch & Co. Inc., 3.00%, 07/25/11 (i)	1,250	1,080
Morgan Stanley, 5.05%, 01/21/11	1,925	1,386
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,141
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)	2,150	2,085
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,019
Union Planters Corp., 7.75%, 03/01/11	1,275	1,190
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (i) (p)	425	179
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	759
ZFS Finance USA Trust I, 6.15%, 12/15/65 (e) (i) (u)	500	363
		46,483
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 5.50%, 11/15/12	125	119

INFORMATION TECHNOLOGY - 0.3%
Oracle Corp., 5.00%, 01/15/11	1,000	1,024

TELECOMMUNICATION SERVICES - 1.2%
Ameritech Capital Funding Corp., 6.25%, 05/18/09	2,000	2,033
Sprint Capital Corp., 7.63%, 01/30/11	400	363
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,301
		3,697

Total Corporate Bonds and Notes (cost $56,823)		54,038

GOVERNMENT AND AGENCY OBLIGATIONS - 59.0%
GOVERNMENT SECURITIES - 10.8%
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note, 3.88%, 01/15/09 (b) (r)	8,208	8,159

U.S. Treasury Securities - 8.1%
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	400	411
U.S. Treasury Bond, 4.50%, 05/15/38 (b)	700	723
U.S. Treasury Bond, Strip, Principal Only, 11/15/21 (j)	6,500	3,566
U.S. Treasury Note, 4.13%, 08/31/12 (b)	13,200	13,913
U.S. Treasury Note, 2.88%, 01/31/13 (b)	2,500	2,506
U.S. Treasury Note, 3.13%, 04/30/13 (b)	3,300	3,328
		24,447
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 48.2%
Federal Home Loan Bank - 10.3%
Federal Home Loan Bank, 3.71%, 12/23/09 (o)	20,000	20,096
Federal Home Loan Bank, 3.25%, 03/11/11	11,200	11,144
		31,240
Federal Home Loan Mortgage Corp. - 16.9%
Federal Home Loan Mortgage Corp., 3.20%, 06/10/10	6,700	6,673
Federal Home Loan Mortgage Corp., 3.25%, 02/25/11	8,900	8,876
Federal Home Loan Mortgage Corp., 4.00%, 02/01/14	30	29
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	43	42
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	173	171
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	40	39
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	35	34
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	50	50
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	50	49
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	53	53
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	45	45
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	43	43
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	31	30
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	24	23
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18	63	61
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	680	683
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	94	93
Federal Home Loan Mortgage Corp., 4.50%, 05/01/19	137	135
Federal Home Loan Mortgage Corp., 5.50%, 10/01/19	766	777
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20	317	312
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20	213	210
Federal Home Loan Mortgage Corp., 4.29%, 09/01/33 (i)	390	396
Federal Home Loan Mortgage Corp., 4.53%, 09/01/33 (i)	63	63
Federal Home Loan Mortgage Corp., 4.46%, 10/01/34 (i)	162	165
Federal Home Loan Mortgage Corp., 4.35%, 11/01/34 (i)	111	112
Federal Home Loan Mortgage Corp., 4.38%, 11/01/34 (i)	310	314
Federal Home Loan Mortgage Corp., 4.39%, 11/01/34 (i)	96	96
Federal Home Loan Mortgage Corp., 4.48%, 11/01/34 (i)	151	152
Federal Home Loan Mortgage Corp., 4.36%, 01/01/35 (i)	192	193
Federal Home Loan Mortgage Corp., 4.33%, 02/01/35 (i)	226	227
Federal Home Loan Mortgage Corp., 4.35%, 02/01/35 (i)	154	155
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	346	345
Federal Home Loan Mortgage Corp., 4.43%, 02/01/35 (i)	192	193
Federal Home Loan Mortgage Corp., 4.43%, 02/01/35 (i)	197	199
Federal Home Loan Mortgage Corp., 4.49%, 02/01/35 (i)	95	96
Federal Home Loan Mortgage Corp., 4.50%, 02/01/35 (i)	231	232

Federal Home Loan Mortgage Corp., 4.38%, 06/01/35 (i)	1,467	1,484
Federal Home Loan Mortgage Corp., 5.15%, 09/01/35 (i)	1,402	1,419
Federal Home Loan Mortgage Corp., 4.90%, 10/01/35 (i)	1,298	1,297
Federal Home Loan Mortgage Corp., 4.74%, 11/01/35 (i)	1,194	1,200
Federal Home Loan Mortgage Corp., 5.15%, 03/01/36 (i)	1,468	1,476
Federal Home Loan Mortgage Corp., 5.00%, 09/01/38	23,000	22,419
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (i) (k) (t)	316	316
		50,977
Federal National Mortgage Association - 19.8%
Federal National Mortgage Association, 5.13%, 04/15/11 (b)	5,400	5,643
Federal National Mortgage Association, 5.50%, 01/01/17	178	181
Federal National Mortgage Association, 5.50%, 01/01/17	112	114
Federal National Mortgage Association, 5.50%, 01/01/17	83	84
Federal National Mortgage Association, 5.50%, 03/01/18	122	124
Federal National Mortgage Association, 5.50%, 12/01/18	627	638
Federal National Mortgage Association, 5.50%, 01/01/19	1,322	1,347
Federal National Mortgage Association, 5.50%, 05/01/19	684	697
Federal National Mortgage Association, 4.61%, 03/01/33 (i)	14	14
Federal National Mortgage Association, 4.39%, 06/01/33 (i)	1,140	1,152
Federal National Mortgage Association, 4.66%, 06/01/33 (i)	160	159
Federal National Mortgage Association, 4.59%, 07/01/33 (i)	110	110
Federal National Mortgage Association, 4.08%, 09/01/33 (i)	11	11
Federal National Mortgage Association, 3.99%, 12/01/33 (i)	14	14
Federal National Mortgage Association, 4.27%, 12/01/33 (i)	1,760	1,791
Federal National Mortgage Association, 4.38%, 04/01/34 (i)	46	47
Federal National Mortgage Association, 4.76%, 10/01/34 (i)	57	58
Federal National Mortgage Association, 4.50%, 11/01/34 (i)	1,673	1,686
Federal National Mortgage Association, 4.56%, 11/01/34 (i)	428	435
Federal National Mortgage Association, 4.64%, 11/01/34 (i)	23	23
Federal National Mortgage Association, 4.53%, 12/01/34 (i)	204	207
Federal National Mortgage Association, 4.33%, 01/01/35 (i)	77	78
Federal National Mortgage Association, 4.45%, 01/01/35 (i)	251	253
Federal National Mortgage Association, 4.48%, 01/01/35 (i)	242	244
Federal National Mortgage Association, 4.52%, 01/01/35 (i)	274	275
Federal National Mortgage Association, 4.29%, 02/01/35 (i)	142	142
Federal National Mortgage Association, 4.43%, 02/01/35 (i)	608	626
Federal National Mortgage Association, 4.41%, 03/01/35 (i)	227	227
Federal National Mortgage Association, 4.67%, 04/01/35 (i)	348	352
Federal National Mortgage Association, 4.76%, 04/01/35 (i)	1,361	1,360
Federal National Mortgage Association, 4.84%, 04/01/35 (i)	1,014	1,021
Federal National Mortgage Association, 4.24%, 05/01/35 (i)	1,525	1,538
Federal National Mortgage Association, 4.37%, 05/01/35 (i)	329	329
Federal National Mortgage Association, 5.16%, 05/01/35 (i)	878	885
Federal National Mortgage Association, 3.97%, 06/01/35 (i)	1,422	1,425
Federal National Mortgage Association, 4.50%, 06/01/35 (i)	1,152	1,163
Federal National Mortgage Association, 4.81%, 07/01/35 (i)	1,569	1,601
Federal National Mortgage Association, 4.93%, 07/01/35 (i)	1,412	1,417
Federal National Mortgage Association, 4.35%, 08/01/35 (i)	1,157	1,166
Federal National Mortgage Association, 4.36%, 08/01/35 (i)	1,532	1,540
Federal National Mortgage Association, 4.74%, 11/01/35 (i)	1,472	1,480

Federal National Mortgage Association, 4.91%, 11/01/35 (i)	1,170	1,172
Federal National Mortgage Association, 4.79%, 02/01/36 (i)	1,832	1,844
Federal National Mortgage Association, 5.24%, 02/01/36 (i)	2,204	2,244
Federal National Mortgage Association, 5.07%, 03/01/36 (i)	1,382	1,384
Federal National Mortgage Association, 5.13%, 03/01/36 (i)	1,345	1,357
Federal National Mortgage Association, 6.50%, 09/01/36	194	199
Federal National Mortgage Association, 6.50%, 09/01/36	97	100
Federal National Mortgage Association, 6.50%, 10/01/36, TBA (g)	5,000	5,127
Federal National Mortgage Association, 6.50%, 11/01/36	508	522
Federal National Mortgage Association, 6.50%, 03/01/37	200	206
Federal National Mortgage Association, 7.00%, 03/01/37	3,235	3,379
Federal National Mortgage Association, 7.00%, 04/01/37	3,042	3,178
Federal National Mortgage Association, 7.50%, 09/01/37	6,741	7,136
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) (k) (t)	539	517
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35 (i) (t)	47	9
		60,031
Government National Mortgage Association - 1.2%
Government National Mortgage Association, 7.00%, 12/15/17	2,857	3,000
Government National Mortgage Association, 5.50%, 07/15/20	519	532
		3,532

Total Government and Agency Obligations (cost $177,302)		178,386

SHORT TERM INVESTMENTS - 12.1%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.44% (a) (h)	3,921	3,921

Securities Lending Collateral - 10.8%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	33,364	32,747

Total Short Term Investments (cost $37,285)		36,668

Total Investments - 111.6% (cost $361,386)		337,606
Total Forward Sales Commitments, Net - (10.3%)		(31,192)
Other Assets and Liabilities, Net - (1.3%) (m)		(4,020)
Total Net Assets - 100%		$ 302,394

Forward Sales Commitments - 10.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
GOVERNMENT SECURITIES - 1.2%
U.S. Treasury Securities - 1.2%
U.S. Treasury Bond, Strip, Principal Only, 11/15/21 (j)	$ 6,500	$ 3,566

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.1%
Federal Home Loan Mortgage Corp. - 7.4%
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	23,000	22,403

Federal National Mortgage Association - 1.7%
Federal National Mortgage Association, 7.00%, 10/16/30	5,000	5,223

Total Forward Sales Commitments - 10.3% (proceeds $31,542)		$ 31,192

JNL/JPMorgan International Value Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 10.4%
Compagnie Generale des Etablissements Michelin (b)	72	$ 4,685
Daimler AG	155	7,719
Honda Motor Co. Ltd.	174	5,284
Sodexho Alliance SA	88	5,186
Toyota Motor Corp.	331	14,155
TUI Travel Plc (b)	540	2,092
Vivendi Universal SA (b)	266	8,354
		47,475
CONSUMER STAPLES - 5.1%
Britvic Plc	475	1,722
Imperial Tobacco Group Plc	183	5,872
Japan Tobacco Inc.	2	7,568
Kao Corp.	127	3,406
Unilever NV	167	4,707
		23,275
ENERGY - 11.5%
Afren Plc (c)	988	1,170
BP Plc	1,564	13,022
Royal Dutch Shell Plc - Class A	707	20,417
Total SA (b)	300	18,204
		52,813
FINANCIALS - 36.8%
Aegon NV	274	2,425
Allianz SE	90	12,296
Australia & New Zealand Banking Group Ltd.	240	3,703
AXA SA (b)	169	5,529
Banco Santander SA	1,104	16,557
BNP Paribas (b)	135	12,870
China Merchants Bank Co. Ltd.	990	2,390
Credit Suisse Group AG	289	13,484
Daiwa Securities Group Inc. (b)	790	5,754
Hana Financial Group Inc.	188	4,414
HSBC Holdings Plc	1,126	18,209
Intesa Sanpaolo SpA	2,079	11,433
Mitsubishi UFJ Financial Group Inc.	428	3,731
Muenchener Rueckversicherungs AG	50	7,481
National Bank of Greece SA	110	4,440
Royal Bank of Scotland Group Plc	2,353	7,592
Societe Generale - Class A (b)	108	9,678
Sumitomo Mitsui Financial Group Inc. (b)	1	3,160
Sun Hung Kai Properties Ltd.	415	4,276
UBS AG (c)	543	9,278
Zurich Financial Services AG	36	10,030
		168,730
HEALTH CARE - 4.8%
Bayer AG	111	8,122
Roche Holding AG	38	5,937
Sanofi-Aventis SA (b)	123	8,117
		22,176
INDUSTRIALS - 7.9%
Alstom SA	48	3,610
Atlas Copco AB - Class A	192	2,185
BAE Systems Plc	856	6,310
Koninklijke Philips Electronics NV	113	3,060
Kubota Corp. (b)	826	5,210
Marubeni Corp.	816	3,699
Mitsubishi Corp.	289	6,031
Mitsubishi Electric Corp.	520	3,508
Ruukki Group Oyj (b)	1,091	2,580
		36,193
INFORMATION TECHNOLOGY - 4.2%
HON HAI Precision Industry Co. Ltd.	842	3,015
Nintendo Co. Ltd.	16	6,829
Nokia Oyj	120	2,244
Samsung Electronics Co. Ltd.	4	1,947
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	568	5,319
		19,354
MATERIALS - 4.5%
BHP Billiton Plc	83	1,887
JFE Holdings Inc.	154	4,789
Lafarge SA (b)	39	4,055
Lanxess AG	113	3,105
Makhteshim-Agan Industries Ltd.	88	562
Shin-Etsu Chemical Co. Ltd.	75	3,585
Sidenor Steel Production & Manufacturing Co. SA	341	2,522
		20,505
TELECOMMUNICATION SERVICES - 5.0%
BT Group Plc	1,646	4,771
Royal KPN NV	391	5,648
Telefonica SA	146	3,476
Vodafone Group Plc	4,156	9,178
		23,073
UTILITIES - 6.8%
E.ON AG	173	8,694
Iberdrola SA	392	3,981
International Power Plc	924	5,979
Suez SA (b)	255	12,511
		31,165

Total Common Stocks (cost $567,692)		444,759

SHORT TERM INVESTMENTS - 17.6%
Mutual Funds - 2.6%
JNL Money Market Fund, 2..44% (a) (h)	11,938	11,938

Securities Lending Collateral - 15.0%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	69,889	68,596

Total Short Term Investments (cost $81,827)		80,534

Total Investments - 114.6% (cost $649,519)		525,293
Other Assets and Liabilities, Net - (14.6%)		(67,081)
Total Net Assets - 100%		$ 458,212

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 12.1%
Foot Locker Inc.	92	$ 1,480
Gentex Corp. (b)	75	1,077
Harley-Davidson Inc. (b)	33	1,231
ITT Educational Services Inc. (b) (c)	23	1,829
John Wiley & Sons Inc.	40	1,638
Kohl's Corp. (c)	28	1,309
Mattel Inc.	90	1,622
Morningstar Inc. (b) (c)	16	915
Panera Bread Co. - Class A (b) (c)	14	723
Penn National Gaming Inc. (c)	38	1,004
PetSmart Inc.	80	1,977
Urban Outfitters Inc. (c)	23	742
WMS Industries Inc. (c)	4	106
		15,653
ENERGY - 9.3%
Cabot Oil & Gas Corp. - Class A	34	1,227
Cameron International Corp. (c)	54	2,082
Forest Oil Corp. (c)	65	3,224
Helmerich & Payne Inc.	29	1,261
Oceaneering International Inc. (c)	21	1,128
Peabody Energy Corp. (b)	21	927
Southwestern Energy Co. (c)	70	2,140
		11,989
FINANCIALS - 13.0%
ACE Ltd.	23	1,223
Affiliated Managers Group Inc. (b) (c)	15	1,261
Aon Corp.	28	1,268
Apollo Global Management LLC (c) (f) (s) (t)	73	955
HCC Insurance Holdings Inc.	51	1,374
Interactive Brokers Group Inc. (c)	51	1,131
IntercontinentalExchange Inc. (c)	14	1,113
Investment Technology Group Inc. (c)	56	1,692
Lazard Ltd. - Class A	35	1,475
Northern Trust Corp.	25	1,816
Och-Ziff Capital Management Group LLC (b)	92	1,079
T. Rowe Price Group Inc.	21	1,125
TD Ameritrade Holding Corp. (c)	84	1,362
		16,874
HEALTH CARE - 16.9%
BioMarin Pharmaceutical Inc. (b) (c)	39	1,046
Celgene Corp. (c)	32	2,030
Cerner Corp. (b) (c)	44	1,967
Covance Inc. (c)	18	1,591
Coventry Health Care Inc. (c)	47	1,544
DaVita Inc. (c)	39	2,229
DENTSPLY International Inc.	39	1,479
Hologic Inc. (b) (c)	67	1,285
Humana Inc. (c)	57	2,344

Idexx Laboratories Inc. (b) (c)	21	1,150
Illumina Inc. (b) (c)	52	2,112
Shire Ltd. - ADR	16	786
United Therapeutics Corp. (c)	6	653
VCA Antech Inc. (b) (c)	56	1,638
		21,854
INDUSTRIALS - 19.0%
AGCO Corp. (c)	21	908
Bucyrus International Inc. - Class A	18	819
Corrections Corp. of America (c)	100	2,496
Cummins Inc.	24	1,042
First Solar Inc. (c)	8	1,440
FTI Consulting Inc. (c)	20	1,416
General Cable Corp. (b) (c)	25	877
GT Solar International Inc. (b) (c)	62	673
JB Hunt Transport Services Inc. (b)	40	1,341
Kaydon Corp. (b)	23	1,015
McDermott International Inc. (c)	27	680
Pall Corp.	38	1,315
Precision Castparts Corp.	19	1,512
Roper Industries Inc.	50	2,864
Shaw Group Inc. (b) (c)	33	1,022
Stericycle Inc. (b) (c)	41	2,425
Wabtec Corp. (b)	13	671
Waste Connections Inc. (c)	58	2,005
		24,521
INFORMATION TECHNOLOGY - 20.0%
Activision Blizzard Inc. (c)	111	1,714
Akamai Technologies Inc. (c)	39	675
Amdocs Ltd. (c)	75	2,051
Amphenol Corp. - Class A	73	2,937
Ansys Inc. (c)	35	1,334
Broadcom Corp. - Class A (c)	70	1,302
CommScope Inc. (c)	49	1,701
Dolby Laboratories Inc. - Class A (b) (c)	33	1,161
Electronic Arts Inc. (c)	42	1,542
F5 Networks Inc. (c)	48	1,111
FLIR Systems Inc. (b) (c)	41	1,567
Harris Corp.	31	1,416
Juniper Networks Inc. (c)	50	1,060
KLA-Tencor Corp.	32	1,008
MasterCard Inc.	8	1,438
MEMC Electronic Materials Inc. (c)	25	715
NetApp Inc. (b) (c)	77	1,404
Nuance Communications Inc. (b) (c)	55	669
VeriFone Holdings Inc. (b) (c)	68	1,118
		25,923
MATERIALS - 2.7%
Century Aluminum Co. (c)	26	722
Ecolab Inc.	30	1,449

Rockwood Holdings Inc. (c)	52	1,340
		3,511
TELECOMMUNICATION SERVICES - 1.0%
tw telecom inc. (b) (c)	124	1,286

Total Common Stocks (cost $145,900)		121,611

SHORT TERM INVESTMENTS - 19.7%
Mutual Funds - 3.8%
JNL Money Market Fund, 2.44% (a) (h)	4,951	4,951

Securities Lending Collateral - 15.9%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	20,931	20,544

Total Short Term Investments (cost $25,882)		25,495

Total Investments - 113.7% (cost $171,782)		147,106
Other Assets and Liabilities, Net - (13.7%)		(17,701)
Total Net Assets - 100%		$ 129,405

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
ACE Securities Corp. REMIC, 3.34%, 02/25/31 (i)	$ 852	$ 706
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32 (e) (t)	2,155	2,372
Commercial Mortgage Pass Through Certificates REMIC, 5.45%, 07/16/34 (e) (t)	4,087	4,024
CompuCredit Acquired Portfolio Voltage Master Trust, 2.66%, 09/15/18 (f) (i) (e) (t)	928	769
Countrywide Alternative Loan Trust REMIC, 3.40%, 07/20/46 (i)	1,391	855
Countrywide Alternative Loan Trust REMIC, 3.38%, 12/20/46 (i)	1,627	989
Countrywide Home Equity Loan Trust, 2.78%, 02/15/34 (i)	830	605
Countrywide Home Equity Loan Trust, 2.75%, 05/15/34 (f) (i) (e) (t)	1,038	415
Green Tree Financial Corp. REMIC, 7.07%, 01/15/29	294	289
IndyMac Seconds Asset Backed Trust REMIC, 3.34%, 06/25/36 (i) (s) (t)	1,065	299
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,189
MASTR Adjustable Rate Mortgages Trust REMIC, 4.33%, 02/25/34 (i)	1,213	975
Morgan Stanley Mortgage Loan Trust REMIC, 5.36%, 10/25/34 (i)	820	760
Provident Funding Mortgage Loan Trust REMIC, 4.64%, 10/25/35 (i)	730	703
SACO I Inc. REMIC, 3.34%, 06/25/36 (i) (s) (t)	978	215
Structured Asset Mortgage Investments Inc. REMIC, 3.42%, 08/25/36 (i)	1,816	1,065
Superior Wholesale Inventory Financing Trust, 2.59%, 01/15/12 (i)	1,800	1,656
Wells Fargo Mortgage Backed Securities Trust REMIC, 6.00%, 06/25/37	1,371	1,113

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,686)		19,999

GOVERNMENT AND AGENCY OBLIGATIONS - 81.2%
GOVERNMENT SECURITIES - 23.9%
Sovereign - 1.2%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	5,323

Treasury Inflation Index Securities - 3.1%

U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (b) (r)	3,501	3,542
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)	2,483	2,542
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (b) (r)	5,735	5,242
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (b) (r)	2,192	2,120
		13,446
U.S. Treasury Securities - 19.6%
U.S. Treasury Bond, 8.88%, 08/15/17 (b)	8,000	10,952
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	13,000	14,772
U.S. Treasury Bond Strip Interest, 8.13%, 08/15/21 (j)	25,000	13,845
U.S. Treasury Note, 4.00%, 04/15/10 (b)	5,600	5,783
U.S. Treasury Note, 4.63%, 02/15/17 (b)	22,000	23,411
U.S. Treasury Note, 4.75%, 08/15/17 (b)	15,000	16,079
		84,842
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.4%
Federal Home Loan Bank - 3.4%
Federal Home Loan Bank, 4.88%, 05/17/17 (b)	10,000	10,023
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,611
		14,634
Federal Home Loan Mortgage Corp. - 22.8%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	1	1
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	12	14
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	31	34
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	330	337
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	70	73
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	93	97
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	89	94
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	63	66
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	10	10
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	8	9
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	4	4
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	7	7
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,431	1,398
Federal Home Loan Mortgage Corp., 5.00%, 12/01/34	5,946	5,805
Federal Home Loan Mortgage Corp., 5.86%, 01/01/37 (i)	3,228	3,293
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/17	5,512	5,529
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/17 (b)	7,000	6,903
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 01/15/18	3,500	3,448
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/18 (b)	10,000	9,858
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/18	4,000	3,940
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/20	2,500	2,393
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/27	7,000	6,515
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/31	1,299	296
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	183	157
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	3,500	3,443
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/33	7,617	7,561
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/33	3,000	2,795
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/33 (b)	7,000	6,828
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 09/15/33	8,240	8,052

Federal Home Loan Mortgage Corp. REMIC, 5.00%, 06/15/34	4,408	4,385
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/34	2,896	2,846
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 10/15/34	4,000	3,925
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 02/15/35 (0.00% until LIBOR reaches 7.25%) (k)	5,000	4,758
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/36	4,383	4,218
		99,100
Federal National Mortgage Association - 24.6%
Federal National Mortgage Association, 6.16%, 02/17/09 (i)	2,000	2,000
Federal National Mortgage Association, 12.50%, 09/20/15	1	1
Federal National Mortgage Association, 12.00%, 01/01/16	37	42
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	15	17
Federal National Mortgage Association, 5.00%, 02/01/19	751	751
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	10,000	5,006
Federal National Mortgage Association, 10.50%, 08/01/20	5	6
Federal National Mortgage Association, 6.50%, 03/01/26	4	4
Federal National Mortgage Association, 7.00%, 05/01/26	8	8
Federal National Mortgage Association, 7.00%, 11/01/28	15	15
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 12/01/28	5	6
Federal National Mortgage Association, 7.00%, 03/01/29	13	14
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	18	20
Federal National Mortgage Association, 8.00%, 12/01/29	21	23
Federal National Mortgage Association, 7.00%, 01/01/30	33	34
Federal National Mortgage Association, 8.00%, 01/01/30	28	31
Federal National Mortgage Association, 8.00%, 02/01/30	6	7
Federal National Mortgage Association, 8.00%, 05/01/30	1	1
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	26	28
Federal National Mortgage Association, 8.00%, 01/01/31	63	68
Federal National Mortgage Association, 8.00%, 01/01/31	4	4
Federal National Mortgage Association, 6.00%, 02/01/31	290	295
Federal National Mortgage Association, 7.50%, 02/01/31	39	42
Federal National Mortgage Association, 8.00%, 02/01/31	11	12
Federal National Mortgage Association, 8.00%, 02/01/31	14	15
Federal National Mortgage Association, 8.00%, 03/01/31	4	5
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 8.00%, 04/01/31	1	1
Federal National Mortgage Association, 6.00%, 01/01/33	1,041	1,060
Federal National Mortgage Association, 5.50%, 02/01/35, TBA (g)	10,764	10,766
Federal National Mortgage Association, 6.00%, 06/01/35	173	176
Federal National Mortgage Association, 5.00%, 09/01/35	167	163
Federal National Mortgage Association, 5.00%, 09/01/35	165	161
Federal National Mortgage Association, 6.00%, 10/01/35	333	338
Federal National Mortgage Association, 6.00%, 10/01/35	48	49
Federal National Mortgage Association, 6.00%, 10/01/35	693	703

Federal National Mortgage Association, 6.00%, 11/01/35	847	859
Federal National Mortgage Association, 6.00%, 11/01/35	512	519
Federal National Mortgage Association, 6.00%, 11/01/35	59	60
Federal National Mortgage Association, 5.00%, 12/01/35	550	537
Federal National Mortgage Association, 5.50%, 01/01/36	3,394	3,392
Federal National Mortgage Association, 6.00%, 02/01/36	407	413
Federal National Mortgage Association, 6.50%, 02/01/36	505	519
Federal National Mortgage Association, 6.50%, 02/01/36	1,126	1,156
Federal National Mortgage Association, 6.50%, 02/01/36	462	475
Federal National Mortgage Association, 5.00%, 03/01/36	13,416	13,081
Federal National Mortgage Association, 6.00%, 03/01/36	133	135
Federal National Mortgage Association, 6.00%, 03/01/36	658	667
Federal National Mortgage Association, 6.00%, 03/01/36	402	408
Federal National Mortgage Association, 6.50%, 03/01/36	2,408	2,472
Federal National Mortgage Association, 5.50%, 04/01/36	554	553
Federal National Mortgage Association, 5.50%, 04/01/36	237	236
Federal National Mortgage Association, 5.50%, 04/01/36	265	265
Federal National Mortgage Association, 5.50%, 04/01/36	150	150
Federal National Mortgage Association, 5.50%, 04/01/36	198	197
Federal National Mortgage Association, 5.50%, 04/01/36	781	780
Federal National Mortgage Association, 5.50%, 04/01/36	201	200
Federal National Mortgage Association, 5.50%, 04/01/36	59	59
Federal National Mortgage Association, 5.50%, 04/01/36	30	30
Federal National Mortgage Association, 5.50%, 04/01/36	33	33
Federal National Mortgage Association, 6.00%, 04/01/36	751	761
Federal National Mortgage Association, 6.00%, 04/01/36	346	351
Federal National Mortgage Association, 6.00%, 04/01/36	121	123
Federal National Mortgage Association, 5.50%, 05/01/36	857	856
Federal National Mortgage Association, 5.50%, 05/01/36	530	529
Federal National Mortgage Association, 5.50%, 05/01/36	72	72
Federal National Mortgage Association, 5.50%, 05/01/36	285	284
Federal National Mortgage Association, 5.50%, 05/01/36	278	278
Federal National Mortgage Association, 5.50%, 05/01/36	27	27
Federal National Mortgage Association, 5.50%, 05/01/36	233	233
Federal National Mortgage Association, 5.50%, 05/01/36	291	290
Federal National Mortgage Association, 5.50%, 05/01/36	489	488
Federal National Mortgage Association, 5.50%, 05/01/36	290	289
Federal National Mortgage Association, 5.50%, 05/01/36	533	532
Federal National Mortgage Association, 5.50%, 05/01/36	82	82
Federal National Mortgage Association, 5.50%, 05/01/36	37	37
Federal National Mortgage Association, 5.50%, 05/01/36	139	139
Federal National Mortgage Association, 5.50%, 05/01/36	222	222
Federal National Mortgage Association, 5.50%, 05/01/36	192	192
Federal National Mortgage Association, 6.00%, 05/01/36	149	151
Federal National Mortgage Association, 5.50%, 06/01/36	440	439
Federal National Mortgage Association, 5.50%, 06/01/36	246	246
Federal National Mortgage Association, 5.50%, 06/01/36	148	148
Federal National Mortgage Association, 5.50%, 06/01/36	90	90
Federal National Mortgage Association, 5.50%, 06/01/36	442	441
Federal National Mortgage Association, 5.50%, 06/01/36	815	814

Federal National Mortgage Association, 5.50%, 06/01/36	129	128
Federal National Mortgage Association, 5.50%, 06/01/36	792	791
Federal National Mortgage Association, 5.50%, 06/01/36	19	19
Federal National Mortgage Association, 5.50%, 06/01/36	29	29
Federal National Mortgage Association, 5.50%, 06/01/36	286	285
Federal National Mortgage Association, 6.00%, 06/01/36	730	740
Federal National Mortgage Association, 6.00%, 06/01/36	291	295
Federal National Mortgage Association, 6.00%, 06/01/36	320	325
Federal National Mortgage Association, 6.00%, 06/01/36	333	337
Federal National Mortgage Association, 6.00%, 06/01/36	277	281
Federal National Mortgage Association, 6.00%, 06/01/36	439	445
Federal National Mortgage Association, 5.50%, 07/01/36	147	147
Federal National Mortgage Association, 5.50%, 07/01/36	150	149
Federal National Mortgage Association, 5.50%, 07/01/36	461	460
Federal National Mortgage Association, 5.50%, 07/01/36	632	631
Federal National Mortgage Association, 5.50%, 07/01/36	607	606
Federal National Mortgage Association, 6.00%, 07/01/36	438	444
Federal National Mortgage Association, 6.00%, 07/01/36	303	307
Federal National Mortgage Association, 6.00%, 07/01/36	4,028	4,084
Federal National Mortgage Association, 6.00%, 07/01/36	377	382
Federal National Mortgage Association, 5.50%, 08/01/36	23	23
Federal National Mortgage Association, 5.50%, 08/01/36	579	578
Federal National Mortgage Association, 6.00%, 08/01/36	405	410
Federal National Mortgage Association, 6.00%, 08/01/36	230	233
Federal National Mortgage Association, 6.00%, 08/01/36	313	318
Federal National Mortgage Association, 6.00%, 08/01/36	271	275
Federal National Mortgage Association, 6.00%, 09/01/36	192	195
Federal National Mortgage Association, 6.00%, 09/01/36	357	362
Federal National Mortgage Association, 6.00%, 12/01/36	406	412
Federal National Mortgage Association REMIC, 4.00%, 01/25/19	3,000	2,840
Federal National Mortgage Association REMIC, 5.00%, 12/25/22	11,111	10,569
Federal National Mortgage Association REMIC, 5.00%, 04/25/32	7,500	7,369
Federal National Mortgage Association REMIC, 3.50%, 07/25/33	4,039	3,681
Federal National Mortgage Association REMIC, 5.50%, 11/25/35	2,025	1,916
Federal National Mortgage Association REMIC, 4.68%, 06/25/43	10,000	9,569
		106,844
Government National Mortgage Association - 6.5%
Government National Mortgage Association, 13.50%, 07/15/10	17	19
Government National Mortgage Association, 6.00%, 04/15/29	4	4
Government National Mortgage Association, 6.00%, 05/15/32	3	3
Government National Mortgage Association, 6.00%, 07/15/32	1	1
Government National Mortgage Association, 6.00%, 01/15/34	31	31
Government National Mortgage Association, 6.00%, 01/15/34	29	29
Government National Mortgage Association, 6.00%, 06/15/34	9	9
Government National Mortgage Association, 6.00%, 09/15/34	723	735
Government National Mortgage Association, 6.00%, 09/15/34	163	167
Government National Mortgage Association, 6.00%, 09/15/34	47	48
Government National Mortgage Association, 6.00%, 04/15/35	767	780
Government National Mortgage Association, 6.00%, 04/15/35	242	247
Government National Mortgage Association, 6.00%, 05/15/35	696	708

Government National Mortgage Association, 6.00%, 05/15/35	25	25
Government National Mortgage Association, 6.00%, 06/15/35	33	33
Government National Mortgage Association, 6.00%, 07/15/35	713	724
Government National Mortgage Association, 6.00%, 07/15/35	876	892
Government National Mortgage Association, 6.00%, 01/15/36	1,957	1,988
Government National Mortgage Association REMIC, 5.00%, 09/20/32	7,000	6,858
Government National Mortgage Association REMIC, 5.50%, 12/20/34	10,000	9,927
Government National Mortgage Association REMIC, 5.50%, 01/20/37	4,816	4,805
Government National Mortgage Association REMIC, Interest Only, 6.50%, 11/20/34	1,316	198
		28,231

Total Government and Agency Obligations (cost $351,106)		352,420

SHORT TERM INVESTMENTS - 44.3%
Mutual Funds - 16.5%
JNL Money Market Fund, 2.44% (a) (h)	71,292	71,292

Securities Lending Collateral - 27.8%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	122,947	120,673

Total Short Term Investments (cost $194,239)		191,965

Total Investments - 130.1% (cost $571,031)		564,384
Other Assets and Liabilities, Net - (30.1%)		(130,613)
Total Net Assets - 100%		$ 433,771

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 11.9%
Delek Automotive Systems Ltd.	170	$ 1,709
Desarrolladora Homex SAB de CV - ADR (b) (c)	94	4,174
Ford Otomotiv Sanayi AS (b)	298	1,610
Grupo Televisa SA - ADR	119	2,594
Hero Honda Motors Ltd.	129	2,426
Naspers Ltd. - Class N	113	2,232
PT Astra International Tbk	3,056	5,451
Steinhoff International Holdings Ltd. (b)	1,775	3,410
Truworths International Ltd.	1,773	6,312
Woongjin Coway Co. Ltd.	217	5,472
		35,390
CONSUMER STAPLES - 10.1%
AMOREPACIFIC Corp.	4	2,213
British American Tobacco Plc	285	3,444
Eastern Tobacco	55	2,794
Fomento Economico Mexicano SA de CV - ADR	15	574
Hite Brewery Co. Ltd.	21	497
Hite Brewery Co. Ltd. (c)	24	4,395
Kimberly-Clark de Mexico SAB de CV	850	3,692
Massmart Holdings Ltd.	480	4,390

Oriflame Cosmetics SA (b)	82	3,776
Souza Cruz SA	179	4,239
		30,014
ENERGY - 11.3%
Banpu Public Co. Ltd.	374	3,346
Eurasia Drilling Co. Ltd. - GDR (c) (e) (f) (u)	124	1,928
LUKOIL Holdings - ADR	149	8,934
Oil & Natural Gas Corp. Ltd.	467	10,419
Pakistan Petroleum Ltd.	295	732
Tenaris SA - ADR (b)	164	6,112
TNK-BP Holdings	1,561	2,302
		33,773
FINANCIALS - 18.3%
Banco do Brasil SA	555	6,529
Bank Hapoalim BM	1,683	5,069
Bank Mandiri Persero Tbk PT, TBA (g)	20,544	5,694
Investcorp Bank - GDR (e) (u)	75	1,525
JHSF Participacoes SA	844	1,464
Kookmin Bank (f)	128	5,532
Nedbank Group Ltd.	510	6,462
OTP Bank Rt (c)	57	2,065
Punjab National Bank Ltd.	298	3,069
Sanlam Ltd. (b)	1,997	4,299
Shinhan Financial Group Co. Ltd.	126	4,521
State Bank of India Ltd. - GDR (b)	23	1,375
Turkiye Is Bankasi SA	1,647	6,832
		54,436
INDUSTRIALS - 9.2%
Cia de Concessoes Rodoviarias	251	3,259
Cosco Corp. Singapore Ltd. - ADR	274	1,381
Empresa Brasileira de Aeronautica SA - ADR (b)	132	3,563
GS Engineering & Construction Corp.	34	2,732
Iochpe Maxion SA	138	1,628
Murray & Roberts Holdings Ltd.	296	3,480
Orascom Construction Industries	55	3,147
PLUS Expressways Berhad	2,937	2,310
Tam SA - ADR (b)	207	3,902
United Tractors Tbk PT, TBA (g)	1,905	1,878
		27,280
INFORMATION TECHNOLOGY - 10.1%
Advanced Semiconductor Engineering Inc.	3,199	1,630
Advantech Co. Ltd.	-	-
HON HAI Precision Industry Co. Ltd. - GDR	537	3,782
Redecard SA	497	6,184
Samsung Electronics Co. Ltd.	19	8,508
Satyam Computer Services Ltd. - ADR (b)	302	4,874
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	527	4,936
		29,914
MATERIALS - 11.5%

Aquarius Platinum Ltd.	447	2,247
Evraz Group SA - GDR	70	2,711
First Quantum Minerals Ltd.	43	1,612
Grasim Industries Ltd. - GDR (b)	57	2,020
Israel Chemicals Ltd.	337	4,843
Klabin SA	561	1,147
Kumba Iron Ore Ltd.	257	6,002
Mechel OAO - ADR (b)	196	3,515
Pretoria Portland Cement Co. Ltd.	1,323	5,045
Shougang Concord International Enterprises Co. Ltd.	9,824	1,416
Suzano Papel e Celulose SA	293	2,529
VSMPO-AVISMA Corp.	11	1,103
		34,190
TELECOMMUNICATION SERVICES - 12.6%
Egyptian Co. for Mobile Services	125	2,410
Mobile Telesystems - ADR	139	7,774
Orascom Telecom Holding SAE	218	1,581
Philippine Long Distance Telephone Co. - ADR (b)	161	9,043
PT Telekomunikasi Indonesia - ADR	239	7,111
Turkcell Iletisim Hizmet AS (b)	1,558	9,510
		37,429
UTILITIES - 1.2%
AES Tiete SA	329	2,663
Cia Energetica de Minas Gerais	45	877
		3,540

Total Common Stocks (cost $376,721)		285,966

PREFERRED STOCKS - 2.5%
MATERIALS - 2.5%
Companhia Vale do Rio Doce	436	7,402

Total Preferred Stocks (cost $10,501)		7,402

SHORT TERM INVESTMENTS - 15.7%
Mutual Funds - 3.0%
JNL Money Market Fund, 2.44% (a) (h)	8,783	8,783

Securities Lending Collateral - 12.7%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	38,474	37,762

Total Short Term Investments (cost $47,257)		46,545

Total Investments - 114.4% (cost $434,479)		339,913
Other Assets and Liabilities, Net - (14.4%)		(42,807)
Total Net Assets - 100%		$ 297,106

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 10.7%
Abercrombie & Fitch Co. - Class A	31	$ 1,231
Brinker International Inc.	171	3,054
Darden Restaurants Inc.	55	1,583
Foot Locker Inc.	61	979
Goodyear Tire & Rubber Co. (c)	85	1,304
HanesBrands Inc. (b) (c)	46	1,007
J.C. Penney Co. Inc.	55	1,827
Leggett & Platt Inc. (b)	168	3,669
Liz Claiborne Inc. (b)	184	3,030
Starbucks Corp. (b) (c)	95	1,419
		19,103
CONSUMER STAPLES - 11.0%
Campbell Soup Co.	91	3,528
Coca-Cola Enterprises Inc.	215	3,607
JM Smucker Co.	29	1,490
McCormick & Co. Inc.	122	4,676
Molson Coors Brewing Co. (b)	102	4,787
Smithfield Foods Inc. (b) (c)	101	1,596
		19,684
ENERGY - 7.0%
Denbury Resources Inc. (c)	65	1,228
Exterran Holdings Inc. (b) (c)	36	1,148
Holly Corp. (b)	73	2,097
Massey Energy Co.	57	2,047
Pride International Inc. (c)	87	2,585
Sunoco Inc.	51	1,807
Williams Cos. Inc.	70	1,646
		12,558
FINANCIALS - 17.4%
Ameriprise Financial Inc.	96	3,656
CBL & Associates Properties Inc.	71	1,426
City National Corp. (b)	16	880
Federated Investors Inc. - Class B	61	1,747
Hudson City Bancorp Inc. (b)	117	2,153
Lincoln National Corp.	51	2,175
Marsh & McLennan Cos. Inc.	88	2,801
Marshall & Ilsley Corp. (b)	80	1,612
PartnerRe Ltd. (b)	39	2,676
Public Storage Inc.	31	3,059
RenaissanceRe Holdings Ltd.	66	3,448
St. Joe Co. (b) (c)	66	2,592
Willis Group Holdings Ltd. (b)	90	2,913
		31,138
HEALTH CARE - 10.5%
Applied Biosystems Inc.	60	2,065
Forest Laboratories Inc. (c)	65	1,850
Hospira Inc. (c)	101	3,866
Omnicare Inc. (b)	144	4,143

Patterson Cos. Inc. (c)	64	1,949
Warner Chilcott Ltd. (b) (c)	237	3,580
Zimmer Holdings Inc. (c)	23	1,478
		18,931
INDUSTRIALS - 14.7%
Cintas Corp.	96	2,745
Con-Way Inc. (b)	28	1,226
Corrections Corp. of America (c)	88	2,194
Covanta Holding Corp. (c)	116	2,784
Dover Corp.	37	1,500
Foster Wheeler Ltd. (c)	36	1,308
Masco Corp. (b)	144	2,583
Parker Hannifin Corp.	32	1,680
Pitney Bowes Inc. (b)	90	2,987
Spirit Aerosystems Holdings Inc. (c)	201	3,227
Textron Inc.	81	2,357
WESCO International Inc. (b) (c)	53	1,696
		26,287
INFORMATION TECHNOLOGY - 12.0%
Agilent Technologies Inc. (c)	109	3,236
Analog Devices Inc.	138	3,628
Arrow Electronics Inc. (c)	55	1,454
Brocade Communications Systems Inc. (c)	275	1,602
Flextronics International Ltd. (c)	299	2,119
Ingram Micro Inc. - Class A (c)	164	2,640
Lexmark International Inc. (c)	51	1,652
NeuStar Inc. - Class A (c)	142	2,822
Symantec Corp. (c)	120	2,357
		21,510
MATERIALS - 8.3%
Ball Corp.	60	2,350
Bemis Co. Inc.	81	2,131
International Flavors & Fragrances Inc.	59	2,332
Louisiana-Pacific Corp.	171	1,591
Packaging Corp. of America (b)	130	3,020
RPM International Inc.	115	2,216
United States Steel Corp.	16	1,266
		14,906
TELECOMMUNICATION SERVICES - 1.5%
Frontier Communications Corp. (b)	232	2,663

UTILITIES - 4.3%
American Electric Power Co. Inc.	96	3,541
PPL Corp.	26	951
Wisconsin Energy Corp.	72	3,215
		7,707

Total Common Stocks (cost $208,474)		174,487

SHORT TERM INVESTMENTS - 17.7%
Mutual Funds - 2.9%
JNL Money Market Fund, 2.44% (a) (h)	5,143	5,143

Securities Lending Collateral - 14.8%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	27,054	26,553

Total Short Term Investments (cost $32,197)		31,696

Total Investments - 115.1% (cost $240,671)		206,183
Other Assets and Liabilities, Net - (15.1%)		(27,011)
Total Net Assets - 100%		$ 179,172

JNL/Lazard Small Cap Equity Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.2%
ArvinMeritor Inc. (b)	61	$ 799
Bally Technologies Inc. (b) (c)	48	1,441
Brown Shoe Co. Inc.	109	1,792
Choice Hotels International Inc.	22	593
Federal Mogul Corp. (c)	36	457
Iconix Brand Group Inc. (b) (c)	168	2,192
Liz Claiborne Inc.	81	1,324
Polaris Industries Inc. (b)	25	1,133
Ruby Tuesday Inc. (b) (c)	112	650
Tempur-Pedic International Inc. (b)	64	757
Tenneco Inc. (c)	27	283
Texas Roadhouse Inc. - Class A (b) (c)	109	984
True Religion Apparel Inc. (b) (c)	23	582
		12,987
CONSUMER STAPLES - 0.3%
Bare Escentuals Inc. (b) (c)	32	345

ENERGY - 8.7%
Alpha Natural Resources Inc. (c)	14	725
Dril-Quip Inc. (c)	18	790
Foundation Coal Holdings Inc.	10	359
Hercules Offshore Inc. (c)	50	755
Oceaneering International Inc. (c)	20	1,088
Oil States International Inc. (c)	29	1,022
Pioneer Drilling Co. (c)	55	733
Rex Energy Corp. (c)	72	1,136
Trico Marine Services Inc. (b) (c)	37	625
TXCO Resources Inc. (b) (c)	195	1,959
		9,192
FINANCIALS - 20.3%
AMCORE Financial Inc. (b)	60	553
Bank of the Ozarks Inc. (b)	30	821
Cascade Bancorp (b)	112	992

Citizens Republic Bancorp Inc.	9	28
Digital Realty Trust Inc. (b)	37	1,762
East West Bancorp Inc.	73	997
Flagstone Reinsurance Holdings Ltd.	14	142
HCC Insurance Holdings Inc.	30	802
Healthcare Realty Trust Inc.	53	1,554
IberiaBank Corp.	39	2,040
LaSalle Hotel Properties (b)	50	1,157
Max Capital Group Ltd.	41	952
NewAlliance Bancshares Inc.	121	1,825
Prosperity Bancshares Inc. (b)	32	1,077
Signature Bank (c)	38	1,339
Sterling Bancshares Inc.	58	608
Tanger Factory Outlet Centers Inc. (b)	34	1,484
TCF Financial Corp. (b)	66	1,186
UCBH Holdings Inc. (b)	80	512
Umpqua Holdings Corp. (b)	31	456
Waddell & Reed Financial Inc. - Class A	49	1,220
		21,507
HEALTH CARE - 15.7%
Air Methods Corp. (c)	26	733
Amedisys Inc. (b) (c)	7	350
American Medical Systems Holdings Inc. (b) (c)	55	975
Cubist Pharmaceuticals Inc. (c)	34	762
Emergency Medical Services Corp. (c)	60	1,796
Five Star Quality Care Inc. (b) (c)	197	737
inVentiv Health Inc. (c)	59	1,040
Kendle International Inc. (b) (c)	41	1,829
Magellan Health Services Inc. (c)	29	1,203
Pediatrix Medical Group Inc. (c)	9	485
PSS World Medical Inc. (b) (c)	92	1,800
Skilled Healthcare Group Inc. (c)	99	1,575
Symmetry Medical Inc. (b) (c)	131	2,422
Varian Inc. (c)	23	974
		16,681
INDUSTRIALS - 18.0%
Altra Holdings Inc. (c)	31	463
Beacon Roofing Supply Inc. (b) (c)	82	1,284
Chicago Bridge & Iron Co. NV - NYS	25	477
Consolidated Graphics Inc. (c)	22	679
Duff & Phelps Corp. - Class A (c)	75	1,584
Dycom Industries Inc. (c)	105	1,367
Genesis Lease Ltd. - ADR (b)	50	440
Houston Wire & Cable Co. (b)	33	565
Kaman Corp. - Class A	43	1,219
Knoll Inc. (b)	57	860
Middleby Corp. (b) (c)	33	1,814
Polypore International Inc. (c)	24	523
RBC Bearings Inc. (c)	29	967
Regal-Beloit Corp. (b)	37	1,573

Stanley Inc. (c)	42	1,554
UTi Worldwide Inc.	51	863
Waste Connections Inc. (b) (c)	31	1,065
Watson Wyatt Worldwide Inc.	35	1,755
		19,052
INFORMATION TECHNOLOGY - 15.4%
Ariba Inc. (c)	37	529
Comtech Telecommunications Corp. (c)	24	1,172
CPI International Inc. (c)	124	1,801
F5 Networks Inc. (c)	35	825
Hughes Communications Inc. (c)	52	1,901
Integrated Device Technology Inc. (c)	73	570
Microsemi Corp. (b) (c)	27	698
ON Semiconductor Corp. (b) (c)	129	871
Plexus Corp. (b) (c)	39	814
Polycom Inc. (c)	39	907
Secure Computing Corp. (b) (c)	512	2,804
TTM Technologies Inc. (c)	101	997
United Online Inc. (b)	223	2,097
Varian Semiconductor Equipment Associates Inc. (c)	14	359
		16,345
MATERIALS - 2.6%
Flotek Industries Inc. (b) (c)	56	611
Headwaters Inc. (b) (c)	57	756
Hercules Inc.	28	550
Solutia Inc. (b) (c)	60	841
		2,758
TELECOMMUNICATION SERVICES - 3.3%
Alaska Communications Systems Group Inc. (b)	170	2,074
NTELOS Holdings Corp.	52	1,401
		3,475
UTILITIES - 2.7%
Northwest Natural Gas Co.	19	967
South Jersey Industries Inc.	52	1,871
		2,838

Total Common Stocks (cost $113,849)		105,180

SHORT TERM INVESTMENTS - 29.6%
Mutual Funds - 3.4%
JNL Money Market Fund, 2.44% (a) (h)	3,580	3,580

Securities Lending Collateral - 26.2%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	28,358	27,834

Total Short Term Investments (cost $31,938)		31,414

Total Investments - 128.8% (cost $145,787)		136,594
Other Assets and Liabilities, Net - (28.8%)		(30,520)

Total Net Assets - 100%		$ 106,074

JNL/Mellon Capital Management 10 X 10 Fund
INVESTMENT FUNDS - 99.8%
JNL/Mellon Capital Management Bond Index Fund (a)	1,175	$ 13,126
JNL/Mellon Capital Management International Index Fund (a)	747	9,407
JNL/Mellon Capital Management JNL 5 Fund (a)	4,607	51,537
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	887	11,124
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,061	10,530
JNL/Mellon Capital Management Small Cap Index Fund (a)	969	11,654

Total Investment Funds (cost $128,317)		107,378

Total Investments - 99.8% (cost $128,317)		107,378
Other Assets and Liabilities, Net - 0.2%		230
Total Net Assets - 100%		$ 107,608

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.7%
MBNA Master Credit Card Trust USA, 7.00%, 02/15/12	$ 300	306
AmeriCredit Automobile Receivables Trust, 5.19%, 11/06/11	358	351
Banc of America Commercial Mortgage Inc. REMIC, 4.05%, 11/10/38	500	483
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	150	144
Banc of America Commercial Mortgage Inc. REMIC, 5.78%, 05/10/45 (i)	550	456
Banc of America Commercial Mortgage Inc. REMIC, 4.76%, 07/01/45	350	342
Banc of America Commercial Mortgage Inc. REMIC, 4.89%, 07/10/45	370	351
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	200	177
Banc of America Commercial Mortgage Inc. REMIC, 5.48%, 01/15/49 (i)	350	268
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.58%, 03/11/39 (i)	500	486
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.72%, 02/11/41	1,700	1,559
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.21%, 02/11/44	260	240
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	1,500	1,412
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	247
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	958
Chase Issuance Trust, 4.65%, 12/17/12	95	94
Chase Manhattan Bank-First Union National Bank REMIC, 7.44%, 08/15/31	46	46
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	250	243
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	250	222
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	500	405
CS First Boston Mortgage Securities Corp. REMIC, 5.42%, 05/15/36 (i)	350	326
CS First Boston Mortgage Securities Corp. REMIC, 4.83%, 04/15/37	380	340
CS First Boston Mortgage Securities Corp. REMIC, 5.10%, 08/15/38 (i)	350	329
CWCapital Cobalt Ltd. REMIC, 5.22%, 08/15/48	200	180
First Union National Bank Commercial Mortgage Trust REMIC, 7.39%, 12/15/31	93	94
First Union National Bank-Bank of America REMIC, 6.17%, 03/15/33	274	274
GE Capital Commercial Mortgage Corp. REMIC, 5.33%, 11/10/45 (i)	200	171
GMAC Commercial Mortgage Securities Inc. REMIC, 5.04%, 12/10/41 (i)	75	52
Greenwich Capital Commercial Funding Corp. REMIC, 4.34%, 06/10/36	361	358
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	500	423

GS Mortgage Securities Corp. II REMIC, 5.56%, 11/10/39	400	354
GS Mortgage Securities Corp. II REMIC, 5.99%, 08/10/45 (i)	850	726
Household Automotive Trust, 5.28%, 09/19/11	321	318
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.82%, 05/12/34	116	115
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.74%, 09/12/37	228	223
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.45%, 01/12/38	400	384
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.88%, 01/12/38 (i)	500	460
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.77%, 03/12/39	500	465
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.37%, 06/12/41 (i)	250	235
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.74%, 07/15/42	500	441
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.98%, 07/15/42 (i)	125	87
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	278	247
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	250	208
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.75%, 02/12/49 (i)	200	170
LB Commercial Conduit Mortgage Trust REMIC, 6.78%, 06/15/31	177	177
LB-UBS Commercial Mortgage Trust REMIC, 3.85%, 05/15/27	250	236
LB-UBS Commercial Mortgage Trust REMIC, 3.97%, 03/15/29	250	235
LB-UBS Commercial Mortgage Trust REMIC, 5.59%, 06/15/31	75	73
LB-UBS Commercial Mortgage Trust REMIC, 4.17%, 05/15/32	165	149
LB-UBS Commercial Mortgage Trust REMIC, 5.40%, 02/15/40	250	220
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	330	277
Merrill Lynch Mortgage Trust REMIC, 5.40%, 07/12/34	200	198
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	224
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.47%, 02/12/39 (i)	250	235
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.41%, 07/12/46 (i)	200	175
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 12/12/49	200	172
Morgan Stanley Capital I, 5.81%, 03/12/17	400	340
Morgan Stanley Capital I REMIC, 5.81%, 06/12/12 (i)	400	374
Morgan Stanley Capital I REMIC, 4.80%, 01/13/41	250	229
Morgan Stanley Capital I REMIC, 5.33%, 11/12/41	250	218
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	270	245
Morgan Stanley Capital I REMIC, 5.41%, 03/15/44	350	265
Morgan Stanley Dean Witter Capital I REMIC, 7.57%, 11/15/36	76	77
Wachovia Bank Commercial Mortgage Trust REMIC, 4.44%, 11/15/34	132	129
Wachovia Bank Commercial Mortgage Trust REMIC, 5.22%, 01/15/41	100	92
Wachovia Bank Commercial Mortgage Trust REMIC, 5.41%, 07/15/41 (i)	250	232
Wachovia Bank Commercial Mortgage Trust REMIC, 4.89%, 10/15/41	200	154
Wachovia Bank Commercial Mortgage Trust REMIC, 4.90%, 10/15/41 (i)	500	398
Wachovia Bank Commercial Mortgage Trust REMIC, 5.25%, 12/15/43	500	462
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	200	165
Wachovia Bank Commercial Mortgage Trust REMIC, 5.36%, 12/15/44 (i)	200	159
Wachovia Bank Commercial Mortgage Trust REMIC, 5.42%, 01/15/45 (i)	350	307
Wachovia Bank Commercial Mortgage Trust REMIC, 5.99%, 06/15/45 (i)	500	375
Wachovia Bank Commercial Mortgage Trust REMIC, 5.50%, 10/15/48	500	478

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,075)		22,840

CORPORATE BONDS AND NOTES - 18.5%
CONSUMER DISCRETIONARY - 1.6%
CBS Corp., 7.88%, 07/30/30	125	103

Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	250	262
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	110
Comcast Corp., 5.85%, 01/15/10	250	251
Comcast Corp., 5.30%, 01/15/14	500	458
Comcast Corp., 6.50%, 01/15/15	50	48
Comcast Corp., 5.65%, 06/15/35	100	74
Comcast Corp., 6.50%, 11/15/35	100	83
Comcast Corp., 6.95%, 08/15/37	100	85
COX Communications Inc., 4.63%, 01/15/10	100	99
COX Communications Inc., 5.45%, 12/15/14	150	140
Daimler Finance North America LLC, 8.00%, 06/15/10	150	157
Daimler Finance North America LLC, 7.75%, 01/18/11	250	259
Daimler Finance North America LLC, 6.50%, 11/15/13	100	98
Daimler Finance North America LLC, 8.50%, 01/18/31	50	50
Fortune Brands Inc., 5.38%, 01/15/16	250	227
Grupo Televisa SA, 6.63%, 03/18/25	100	88
Historic TW Inc., 6.63%, 05/15/29	100	80
Home Depot Inc., 4.63%, 08/15/10	250	245
Home Depot Inc., 5.25%, 12/16/13	250	230
Home Depot Inc., 5.88%, 12/16/36	250	176
J.C. Penney Co. Inc., 6.38%, 10/15/36	100	76
Johnson Controls Inc., 5.50%, 01/15/16	250	238
Lowe's Cos. Inc., 5.50%, 10/15/35	150	122
Macys Retail Holdings Inc., 6.90%, 04/01/29	100	79
McDonald's Corp., 5.35%, 03/01/18	300	290
Mohawk Industries Inc., 6.13%, 01/15/16	250	225
News America Inc., 5.30%, 12/15/14	175	166
News America Inc., 6.20%, 12/15/34	50	40
News America Inc., 6.40%, 12/15/35	100	84
Omnicom Group Inc., 5.90%, 04/15/16	250	246
Target Corp., 5.88%, 07/15/16	250	246
Target Corp., 7.00%, 07/15/31	100	100
Time Warner Cable Inc., 5.85%, 05/01/17	150	132
Time Warner Cable Inc., 6.55%, 05/01/37	250	202
Time Warner Inc., 6.75%, 04/15/11	250	249
Time Warner Inc., 7.63%, 04/15/31	250	217
Viacom Inc., 6.25%, 04/30/16	250	225
Walt Disney Co., 7.00%, 03/01/32	50	53
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	128
Yum! Brands Inc., 8.88%, 04/15/11	50	55
		6,496
CONSUMER STAPLES - 1.2%
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	87
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	324
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	70
Coca-Cola Co., 5.75%, 03/15/11	250	262
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	108
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	250	288
ConAgra Foods Inc., 7.88%, 09/15/10	134	141
CVS Caremark Corp., 6.13%, 08/15/16	250	242

Diageo Capital Plc, 4.38%, 05/03/10	50	50
General Mills Inc., 6.00%, 02/15/12	100	102
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	107
Kellogg Co., 6.60%, 04/01/11	250	260
Kimberly-Clark Corp., 5.63%, 02/15/12	250	255
Kraft Foods Inc., 6.50%, 11/01/31	100	87
Kraft Foods Inc., 7.00%, 08/11/37	100	94
Kraft Foods Inc., 6.88%, 02/01/38	150	138
Kroger Co., 5.50%, 02/01/13	100	97
Kroger Co., 7.50%, 04/01/31	150	148
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	78
PepsiCo Inc., 5.15%, 05/15/12 (b)	300	310
Procter & Gamble Co., 4.95%, 08/15/14	150	152
Procter & Gamble Co., 5.55%, 03/05/37	100	93
Reynolds American Inc., 7.63%, 06/01/16	250	248
Safeway Inc., 5.80%, 08/15/12	100	101
Sara Lee Corp., 6.25%, 09/15/11	75	76
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	100
Wal-Mart Stores Inc., 5.80%, 02/15/18	350	342
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	325
		4,685
ENERGY - 1.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	90
Anadarko Petroleum Corp., 5.95%, 09/15/16	100	92
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	118
Apache Corp., 5.25%, 04/15/13	250	243
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	109
Conoco Funding Co., 7.25%, 10/15/31	75	80
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	201
ConocoPhillips, 6.65%, 07/15/18	75	77
Devon Energy Corp., 7.95%, 04/15/32	100	103
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	102
EnCana Corp., 6.50%, 08/15/34	100	80
Energy Transfer Partners LP, 5.95%, 02/01/15	250	237
Enterprise Products Operating LP, 4.95%, 06/01/10	25	25
Enterprise Products Operating LP, 5.60%, 10/15/14	25	24
Enterprise Products Operating LP, 6.88%, 03/01/33	25	22
Hess Corp., 6.65%, 08/15/11	275	275
Hess Corp., 7.30%, 08/15/31	35	32
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	225	219
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	69
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	136
Marathon Oil Corp., 6.13%, 03/15/12	200	203
Nexen Inc., 5.88%, 03/10/35	50	37
Nexen Inc., 6.40%, 05/15/37	100	79
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	131
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	137
Petrobras International Finance Co., 6.13%, 10/06/16	100	94
Petrobras International Finance Co., 5.88%, 03/01/18	150	136

Petro-Canada, 7.00%, 11/15/28	75	64
Shell International Finance BV, 5.63%, 06/27/11	250	264
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	259
Suncor Energy Inc., 5.95%, 12/01/34	100	80
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	86
Transocean Inc., 6.80%, 03/15/38	150	138
Valero Energy Corp., 7.50%, 04/15/32	100	94
Weatherford International Inc., 6.35%, 06/15/17	250	231
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	256
XTO Energy Inc., 4.90%, 02/01/14	75	70
XTO Energy Inc., 6.75%, 08/01/37	150	133
		4,880
FINANCIALS - 8.4%
Abbey National Plc, 7.95%, 10/26/29	200	193
Aegon NV, 4.75%, 06/01/13	150	143
Allstate Corp., 6.13%, 02/15/12	75	77
Allstate Corp., 5.35%, 06/01/33	75	56
Allstate Corp., 5.55%, 05/09/35	100	77
American Express Co., 4.88%, 07/15/13	250	223
American Express Co., 6.15%, 08/28/17	250	213
American Express Co., 8.15%, 03/19/38	100	89
American General Finance Corp., 4.63%, 09/01/10	150	91
American General Finance Corp., 5.40%, 12/01/15	250	123
American International Group Inc., 4.25%, 05/15/13 (k)	500	286
American International Group Inc., 5.85%, 01/16/18	200	100
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	190
Asian Development Bank, 4.13%, 09/15/10	350	361
Asian Development Bank, 4.25%, 10/20/14	250	256
Assurant Inc., 6.75%, 02/15/34	100	84
AXA SA, 8.60%, 12/15/30	100	97
BAC Capital Trust VI, 5.63%, 03/08/35	300	229
Bank of America Corp., 4.88%, 09/15/12	150	139
Bank of America Corp., 5.75%, 12/01/17	175	148
Bank of America Corp., 5.49%, 03/15/19	200	155
Bank of America NA, 6.00%, 10/15/36	250	208
Barclays Bank Plc, 6.86% (callable at 100 beginning 06/15/32) (e) (i) (p) (u)	50	38
BB&T Capital Trust I, 5.85%, 08/18/35	100	64
BB&T Capital Trust II, 6.75%, 06/07/36	150	108
BB&T Corp., 6.50%, 08/01/11	75	73
Bear Stearns Cos. Inc., 7.63%, 12/07/09	250	252
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	187
Bear Stearns Cos. Inc., 6.40%, 10/02/17	250	233
Berkshire Hathaway Finance Corp., 4.60%, 05/15/13 (e) (u)	100	98
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	244
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	97
Boeing Capital Corp., 6.10%, 03/01/11 (b)	250	262
Boeing Capital Corp., 5.80%, 01/15/13	125	130
Boston Properties LP, 6.25%, 01/15/13 (b)	150	149
Burlington Resources Finance Co., 7.20%, 08/15/31	100	103
Camden Property Trust, 5.00%, 06/15/15	100	87

Capital One Bank, 6.50%, 06/13/13	250	213
Capital One Financial Corp., 5.70%, 09/15/11	250	221
Capital One Financial Corp., 6.15%, 09/01/16 (b)	250	188
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	91
Chubb Corp., 5.20%, 04/01/13	100	98
Cincinnati Financial Corp., 6.13%, 11/01/34	100	76
CIT Group Funding Co. of Canada, 4.65%, 07/01/10 (k)	250	177
CIT Group Inc., 5.65%, 02/13/17	350	171
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	100	75
Citigroup Inc., 6.00%, 02/21/12	350	323
Citigroup Inc., 5.00%, 09/15/14	400	307
Citigroup Inc., 5.85%, 08/02/16	250	211
Citigroup Inc., 5.50%, 02/15/17	350	268
Citigroup Inc., 6.13%, 11/21/17	700	593
Citigroup Inc., 6.00%, 10/31/33	50	34
Corp Andina de Fomento, 6.88%, 03/15/12	150	157
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	230
Credit Suisse USA Inc., 6.13%, 11/15/11	100	98
Credit Suisse USA Inc., 6.50%, 01/15/12	250	247
Credit Suisse USA Inc., 5.13%, 08/15/15	200	178
Credit Suisse USA Inc., 7.13%, 07/15/32	100	91
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	227
ERP Operating LP, 5.25%, 09/15/14	50	44
ERP Operating LP, 5.38%, 08/01/16	150	127
European Investment Bank, 4.13%, 09/15/10	250	256
European Investment Bank, 4.63%, 03/21/12	200	208
European Investment Bank, 4.63%, 05/15/14	150	155
European Investment Bank, 4.88%, 02/16/16	250	258
European Investment Bank, 5.13%, 09/13/16	500	525
Export-Import Bank of Korea, 5.13%, 03/16/15	200	176
Fifth Third Bank, 4.20%, 02/23/10	100	94
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	88
General Electric Capital Corp., 4.13%, 09/01/09	250	247
General Electric Capital Corp., 4.88%, 10/21/10	250	242
General Electric Capital Corp., 5.88%, 02/15/12	250	242
General Electric Capital Corp., 5.25%, 10/19/12	400	376
General Electric Capital Corp., 5.45%, 01/15/13	1,000	934
General Electric Capital Corp., 5.00%, 01/08/16	100	85
General Electric Capital Corp., 5.63%, 09/15/17	200	172
General Electric Capital Corp., 6.75%, 03/15/32	350	292
General Electric Capital Corp., 5.88%, 01/14/38	100	74
General Electric Capital Corp., 6.38%, 11/15/67 (i)	500	405
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	339
Goldman Sachs Group Inc., 5.25%, 04/01/13	100	84
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	165
Goldman Sachs Group Inc., 6.25%, 09/01/17	200	167
Goldman Sachs Group Inc., 5.95%, 01/18/18	300	247
Goldman Sachs Group Inc., 6.15%, 04/01/18	75	62
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	153
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	180

Goldman Sachs Group Inc., 6.75%, 10/01/37	200	134
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	57
HCP Inc., 6.00%, 01/30/17	150	120
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	188
HSBC Finance Corp., 5.25%, 01/14/11	500	491
HSBC Holdings Plc, 5.25%, 12/12/12	200	190
HSBC Holdings Plc, 7.63%, 05/17/32	150	133
HSBC Holdings Plc, 6.50%, 05/02/36	150	124
International Bank for Reconstruction & Development, 7.63%, 01/19/23 (b)	300	388
International Lease Finance Corp., 5.75%, 06/15/11	250	180
iStar Financial Inc., 5.15%, 03/01/12	100	50
John Deere Capital Corp., 7.00%, 03/15/12	250	262
JPMorgan Chase & Co., 6.75%, 02/01/11	250	251
JPMorgan Chase & Co., 6.63%, 03/15/12	100	98
JPMorgan Chase & Co., 5.38%, 10/01/12	600	580
JPMorgan Chase & Co., 5.75%, 01/02/13	100	96
JPMorgan Chase & Co., 4.75%, 03/01/15	250	224
JPMorgan Chase & Co., 5.15%, 10/01/15	250	225
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	229
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	52
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	74
KeyBank NA, 5.80%, 07/01/14	100	67
KFW International Finance Inc., 4.88%, 01/17/17	500	520
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	258
Kreditanstalt fuer Wiederaufbau, 3.25%, 02/15/11	500	504
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/15/13 (b)	250	246
Kreditanstalt fuer Wiederaufbau, 3.50%, 05/16/13	400	400
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	150	151
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	254
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	500	531
Lehman Brothers Holdings Inc., 6.00%, 07/19/12 (d)	250	31
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	250	-
Lincoln National Corp., 7.00%, 05/17/66 (i)	250	191
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	94
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	95
MBNA Corp., 7.50%, 03/15/12	100	100
Merrill Lynch & Co. Inc., 4.13%, 09/10/09	250	240
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	450
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	204
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	350	310
MetLife Inc., 5.00%, 11/24/13	100	95
MetLife Inc., 5.70%, 06/15/35	100	79
MetLife Inc., 6.40%, 12/15/36 (i)	100	62
Morgan Stanley, 4.25%, 05/15/10	500	406
Morgan Stanley, 5.05%, 01/21/11	500	360
Morgan Stanley, 4.75%, 04/01/14	450	239
Morgan Stanley, 5.45%, 01/09/17	350	217
Morgan Stanley, 7.25%, 04/01/32	25	14
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (i) (p)	250	189
National Australia Bank Ltd., 8.60%, 05/19/10	150	157

National City Bank, 4.63%, 05/01/13	100	49
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	150	159
National Westminster Bank Plc, 7.38%, 10/01/09	250	253
NB Capital Trust, 7.83%, 12/15/26	75	65
Oesterreichische Kontrollbank AG, 4.75%, 11/08/11	250	259
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12	250	260
ORIX Corp., 5.48%, 11/22/11 (b)	200	184
PNC Funding Corp., 5.25%, 11/15/15	250	221
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	146
ProLogis, 5.63%, 11/15/16	250	213
Prudential Financial Inc., 5.70%, 12/14/36	250	185
Realty Income Corp., 6.75%, 08/15/19	150	135
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	98
Royal Bank of Scotland Group Plc, 7.65% (callable at 100 beginning 09/30/31) (i) (p)	155	127
Simon Property Group LP, 5.25%, 12/01/16	250	213
SLM Corp., 5.00%, 10/01/13	50	31
SLM Corp., 5.05%, 11/14/14	250	153
SunTrust Bank, 6.38%, 04/01/11	200	194
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	150	92
Swedish Export Credit Corp., 5.13%, 03/01/17	200	207
Textron Financial Corp., 6.00%, 11/20/09	250	253
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	42
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	191
Travelers Cos. Inc., 6.25%, 03/15/37 (i)	250	192
Travelers Cos. Inc., 6.25%, 06/15/37	150	130
U.S. Bank NA, 6.38%, 08/01/11	600	606
UBS AG Stamford, 5.88%, 07/15/16	250	225
UBS AG Stamford, 5.88%, 12/20/17	250	222
Unilever Capital Corp., 7.13%, 11/01/10	100	107
Wachovia Bank NA, 7.80%, 08/18/10	250	208
Wachovia Bank NA, 4.88%, 02/01/15	200	119
Wachovia Bank NA, 5.85%, 02/01/37	250	111
Wachovia Corp., 5.25%, 08/01/14	250	153
Washington Mutual Inc., 5.13%, 01/15/15 (d)	200	-
Wells Fargo & Co., 4.20%, 01/15/10	100	99
Wells Fargo & Co., 5.00%, 11/15/14	200	183
Wells Fargo & Co., 5.63%, 12/11/17	300	276
Wells Fargo Bank NA, 6.45%, 02/01/11	100	102
Wells Fargo Bank NA, 4.75%, 02/09/15	250	225
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	245
		33,877
HEALTH CARE - 1.0%
Abbott Laboratories, 5.88%, 05/15/16	250	249
Aetna Inc., 6.63%, 06/15/36	150	138
Amgen Inc., 5.85%, 06/01/17	200	192
AstraZeneca Plc, 6.45%, 09/15/37	250	239
Baxter International Inc., 4.63%, 03/15/15	75	72
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	132
Eli Lilly & Co., 5.55%, 03/15/37	100	91
Genentech Inc., 4.75%, 07/15/15	50	46

Genentech Inc., 5.25%, 07/15/35	250	208
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14	150	142
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	150	123
Johnson & Johnson, 5.95%, 08/15/37	250	247
Merck & Co. Inc., 4.75%, 03/01/15	250	246
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	53
Schering-Plough Corp., 6.00%, 09/15/17	250	234
Schering-Plough Corp., 6.50%, 12/01/33 (l)	50	48
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	131
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	185
UnitedHealth Group Inc., 5.38%, 03/15/16	250	222
UnitedHealth Group Inc., 5.80%, 03/15/36	150	114
WellPoint Inc., 4.25%, 12/15/09	50	49
WellPoint Inc., 5.00%, 01/15/11	250	249
WellPoint Inc., 5.85%, 01/15/36	100	79
Wyeth, 6.70%, 03/15/11 (l)	400	422
Wyeth, 5.50%, 03/15/13 (l)	100	101
Wyeth, 6.45%, 02/01/24	100	99
		4,111
INDUSTRIALS - 0.9%
3M Co., 5.70%, 03/15/37	150	150
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	153
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37	100	91
Caterpillar Inc., 6.05%, 08/15/36	150	135
CSX Corp., 6.75%, 03/15/11	50	51
CSX Corp., 6.30%, 03/15/12	250	250
Emerson Electric Co., 5.00%, 12/15/14	100	98
General Dynamics Corp., 4.25%, 05/15/13	250	249
General Electric Co., 5.00%, 02/01/13	100	92
Honeywell International Inc., 6.13%, 11/01/11	100	106
Koninklijke Philips Electronics N.V., 5.75%, 03/11/18	350	336
Lockheed Martin Corp., 6.15%, 09/01/36	175	167
Masco Corp., 5.88%, 07/15/12	75	72
Norfolk Southern Corp., 7.25%, 02/15/31	75	79
Norfolk Southern Corp., 7.05%, 05/01/37	100	103
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	165
Raytheon Co., 5.38%, 04/01/13	100	101
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	177
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	43
Tyco International Group SA, 6.38%, 10/15/11	91	92
Union Pacific Corp., 5.70%, 08/15/18	250	233
Union Pacific Corp., 6.63%, 02/01/29	25	24
United Technologies Corp., 6.35%, 03/01/11	75	79
United Technologies Corp., 4.88%, 05/01/15	300	295
United Technologies Corp., 6.70%, 08/01/28	50	53
Waste Management Inc., 7.38%, 08/01/10	100	104
Waste Management Inc., 6.10%, 03/15/18	200	187
		3,685
INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 5.50%, 02/22/16	250	240

Hewlett-Packard Co., 6.50%, 07/01/12	250	263
International Business Machines Corp., 5.70%, 09/14/17	300	291
International Business Machines Corp., 6.50%, 01/15/28	200	200
Motorola Inc., 7.63%, 11/15/10	274	277
Oracle Corp., 5.00%, 01/15/11	250	256
Oracle Corp., 5.75%, 04/15/18	350	325
Tyco Electronics Group SA, 6.00%, 10/01/12	100	98
Xerox Corp., 6.88%, 08/15/11	150	151
		2,101
MATERIALS - 0.6%
Alcan Inc., 4.88%, 09/15/12	50	48
Alcan Inc., 6.13%, 12/15/33	25	21
Alcoa Inc., 5.38%, 01/15/13	50	48
Alcoa Inc., 5.55%, 02/01/17	200	179
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	96
CRH America Inc., 6.00%, 09/30/16	250	215
Dow Chemical Co., 6.13%, 02/01/11	50	51
Dow Chemical Co., 6.00%, 10/01/12	50	51
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	98
Hanson Ltd., 6.13%, 08/15/16	250	229
International Paper Co., 7.95%, 06/15/18	150	147
Lafarge SA, 6.50%, 07/15/16	250	226
Newmont Mining Corp., 5.88%, 04/01/35	50	38
Praxair Inc., 3.95%, 06/01/13	100	95
Rohm & Haas Co., 7.85%, 07/15/29	50	48
Southern Copper Corp., 7.50%, 07/27/35	150	139
Vale Overseas Ltd., 6.25%, 01/11/16	100	96
Vale Overseas Ltd., 6.25%, 01/23/17	150	140
Vale Overseas Ltd., 6.88%, 11/21/36	100	89
Weyerhaeuser Co., 6.75%, 03/15/12	250	247
Weyerhaeuser Co., 7.38%, 03/15/32	100	88
		2,389
TELECOMMUNICATION SERVICES - 1.6%
America Movil SAB de CV, 6.38%, 03/01/35	200	177
AT&T Corp., 8.00%, 11/15/31 (l)	500	506
AT&T Inc., 5.30%, 11/15/10	250	254
AT&T Inc., 5.88%, 02/01/12	100	100
AT&T Inc., 5.10%, 09/15/14	150	140
AT&T Inc., 6.15%, 09/15/34	50	42
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	96
BellSouth Corp., 5.20%, 09/15/14	100	94
British Telecommunications Plc, 8.38%, 12/15/10 (l)	250	261
British Telecommunications Plc, 8.63%, 12/15/30 (l)	150	150
CenturyTel Inc., 6.00%, 04/01/17	250	219
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (l)	400	415
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	223
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	100	97
Embarq Corp., 8.00%, 06/01/36	100	72
France Telecom SA, 8.50%, 03/01/31	250	271
GTE Corp., 6.84%, 04/15/18	250	236

GTE Corp., 6.94%, 04/15/28	50	42
New Cingular Wireless Services Inc., 7.88%, 03/01/11	250	263
New Cingular Wireless Services Inc., 8.75%, 03/01/31	108	119
Qwest Corp., 6.50%, 06/01/17	250	200
Royal KPN NV, 8.00%, 10/01/10	250	262
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	101
Telecom Italia Capital SA, 5.25%, 11/15/13	500	444
Telecom Italia Capital SA, 4.95%, 09/30/14	100	84
Telecom Italia Capital SA, 6.38%, 11/15/33	50	36
Telecom Italia Capital SA, 6.00%, 09/30/34	100	70
Telefonica Europe BV, 8.25%, 09/15/30	200	201
TELUS Corp., 8.00%, 06/01/11	200	212
Verizon Communications Inc., 5.58%, 09/15/35	350	274
Verizon Global Funding Corp., 7.25%, 12/01/10	250	260
Verizon Global Funding Corp., 7.75%, 12/01/30	50	47
Verizon New England Inc., 6.50%, 09/15/11	250	248
Vodafone Group Plc, 5.00%, 12/16/13	150	142
Vodafone Group Plc, 5.38%, 01/30/15	100	91
Vodafone Group Plc, 5.63%, 02/27/17	250	222
		6,671
UTILITIES - 1.5%
Alabama Power Co., 5.88%, 12/01/22	100	91
American Electric Power Co. Inc., 5.38%, 03/15/10	100	101
CenterPoint Energy Resources Corp., 7.75%, 02/15/11	150	154
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	51
Consolidated Edison Co. of New York Inc., 5.30%, 03/01/35	250	195
Constellation Energy Group Inc., 7.00%, 04/01/12	100	101
Constellation Energy Group Inc., 7.60%, 04/01/32	150	136
Consumers Energy Co., 5.50%, 08/15/16	25	23
DCP Midstream LLC 7.88%, 08/16/10	250	256
Duke Energy Carolinas LLC, 5.63%, 11/30/12	150	152
Duke Energy Carolinas LLC, 5.30%, 10/01/15	200	193
Energy East Corp., 6.75%, 07/15/36	150	134
Enersis SA, 7.40%, 12/01/16	150	152
Exelon Generation Co. LLC, 6.95%, 06/15/11 (b)	150	152
Exelon Generation Co. LLC, 5.35%, 01/15/14 (b)	150	136
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	176
FirstEnergy Corp., 6.45%, 11/15/11	125	126
FirstEnergy Corp., 7.38%, 11/15/31	125	116
Florida Power & Light Co., 5.63%, 04/01/34	100	89
Hydro Quebec, 8.00%, 02/01/13	250	290
Hydro Quebec, 7.50%, 04/01/16	100	118
MidAmerican Energy Co., 6.75%, 12/30/31	50	48
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	99
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	150	126
National Grid Plc, 6.30%, 08/01/16	150	143
NiSource Finance Corp., 5.40%, 07/15/14	75	70
Northern States Power Co., 8.00%, 08/28/12	100	109
Ohio Power Co., 6.00%, 06/01/16	250	239
Oncor Electric Delivery Co., 6.38%, 01/15/15	150	136
Oncor Electric Delivery Co., 7.00%, 09/01/22	150	126
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	235
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	88
PacifiCorp, 5.75%, 04/01/37	150	126
Pepco Holdings Inc., 6.45%, 08/15/12	225	224
Progress Energy Inc., 7.10%, 03/01/11	117	120
Progress Energy Inc., 7.75%, 03/01/31	150	154
PSEG Power LLC, 8.63%, 04/15/31	75	81
SCANA Corp., 6.88%, 05/15/11	75	76
Scottish Power Ltd., 5.38%, 03/15/15	50	49
Sempra Energy, 6.00%, 02/01/13	250	251
Southern California Edison Co., 6.00%, 01/15/34	75	70
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (u)	250	221
Union Electric Co., 6.40%, 06/15/17	100	95
Virginia Electric & Power Co., 6.00%, 01/15/36	150	130
		5,958

Total Corporate Bonds and Notes (cost $84,261)		74,761

GOVERNMENT AND AGENCY OBLIGATIONS - 74.4%
GOVERNMENT SECURITIES - 27.3%
Municipals - 0.5%
New Jersey State Turnpike Authority - Series B (insured by AMBAC) 4.25%, 01/01/16	95	89
New Jersey State Turnpike Authority - Series B (Prerefunded at 01/01/15, insured by AMBAC) 4.25%, 01/01/16	5	5
Province of Quebec, Canada, 6.13%, 01/22/11	500	532
State of Illinois, 5.10%, 06/01/33	200	187
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,048
		1,861
Sovereign - 1.8%
Brazilian Government International Bond, 11.00%, 01/11/12	315	384
Brazilian Government International Bond, 7.88%, 03/07/15	165	176
Brazilian Government International Bond, 8.88%, 04/15/24	135	161
Brazilian Government International Bond, 10.13%, 05/15/27	235	309
Brazilian Government International Bond, 7.13%, 01/20/37	155	159
Brazilian Government International Bond, 11.00%, 08/17/40	300	377
Chile Government International Bond, 5.50%, 01/15/13	100	107
Financement-Quebec, 5.00%, 10/25/12	100	103
Hungary Government International Bond, 4.75%, 02/03/15	250	245
Inter-American Development Bank, 7.38%, 01/15/10	100	105
Inter-American Development Bank, 5.13%, 09/13/16	250	261
Israel Government International Bond, 4.63%, 06/15/13	75	76
Israel Government International Bond, 5.50%, 11/09/16	450	464
Italy Government International Bond, 5.63%, 06/15/12	250	266
Italy Government International Bond, 4.38%, 06/15/13 (b)	100	103
Italy Government International Bond, 6.88%, 09/27/23	450	545
Italy Government International Bond, 5.38%, 06/15/33	100	104
Mexico Government International Bond, 7.50%, 01/14/12	100	107
Mexico Government International Bond, 6.38%, 01/16/13	89	91
Mexico Government International Bond, 5.88%, 01/15/14	250	252
Mexico Government International Bond, 6.63%, 03/03/15 (b)	93	97
Mexico Government International Bond, 5.63%, 01/15/17	250	244
Mexico Government International Bond, 7.50%, 04/08/33	250	273
Poland Government International Bond, 5.00%, 10/19/15	150	148
Province of Manitoba, Canada, 5.00%, 02/15/12	250	263
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	106
Province of Ontario, Canada, 3.63%, 10/21/09	150	152
Province of Ontario, Canada, 4.50%, 02/03/15	100	100
Province of Ontario, Canada, 5.45%, 04/27/16	250	266
Province of Quebec, Canada, 4.60%, 05/26/15	250	253
Province of Quebec, Canada, 7.50%, 07/15/23	100	124
Republic of Korea, 5.13%, 12/07/16	150	139
South Africa Government International Bond, 7.38%, 04/25/12 (b)	100	101
South Africa Government International Bond, 6.50%, 06/02/14 (b)	200	196
Svensk Exportkredit AB, 4.00%, 06/15/10	200	204
		7,061
U.S. Treasury Securities - 25.1%
U.S. Treasury Bond, 10.63%, 08/15/15 (b)	450	648
U.S. Treasury Bond, 7.25%, 05/15/16 (b)	730	904
U.S. Treasury Bond, 7.50%, 11/15/16 (b)	740	930
U.S. Treasury Bond, 4.50%, 05/15/17 (b)	315	332
U.S. Treasury Bond, 8.75%, 05/15/17 (b)	1,125	1,526

U.S. Treasury Bond, 8.88%, 08/15/17 (b)	180	246
U.S. Treasury Bond, 4.25%, 11/15/17 (b)	330	342
U.S. Treasury Bond, 9.13%, 05/15/18	340	480
U.S. Treasury Bond, 8.13%, 08/15/19 (b)	1,400	1,879
U.S. Treasury Bond, 8.50%, 02/15/20 (b)	1,340	1,861
U.S. Treasury Bond, 8.75%, 08/15/20 (b)	1,710	2,427
U.S. Treasury Bond, 7.88%, 02/15/21 (b)	620	833
U.S. Treasury Bond, 8.00%, 11/15/21 (b)	1,050	1,437
U.S. Treasury Bond, 7.13%, 02/15/23 (b)	1,155	1,490
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	370	444
U.S. Treasury Bond, 7.63%, 02/15/25 (b)	589	812
U.S. Treasury Bond, 6.88%, 08/15/25 (b)	190	245
U.S. Treasury Bond, 6.00%, 02/15/26 (b)	730	866
U.S. Treasury Bond, 6.50%, 11/15/26 (b)	560	703
U.S. Treasury Bond, 6.63%, 02/15/27 (b)	70	89
U.S. Treasury Bond, 6.38%, 08/15/27 (b)	380	474
U.S. Treasury Bond, 6.13%, 11/15/27 (b)	410	499
U.S. Treasury Bond, 5.50%, 08/15/28 (b)	230	262
U.S. Treasury Bond, 5.25%, 02/15/29 (b)	3,145	3,487
U.S. Treasury Bond, 6.25%, 05/15/30 (b)	400	502
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	650	739
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	770	790
U.S. Treasury Bond, 4.75%, 02/15/37 (b)	750	802
U.S. Treasury Bond, 5.00%, 05/15/37 (b)	550	612
U.S. Treasury Bond, 4.38%, 02/15/38 (b)	400	405
U.S. Treasury Note, 4.00%, 09/30/09	1,750	1,786
U.S. Treasury Note, 3.38%, 10/15/09 (b)	610	619
U.S. Treasury Note, 3.63%, 10/31/09 (b)	1,000	1,019
U.S. Treasury Note, 3.50%, 11/15/09	290	295
U.S. Treasury Note, 4.63%, 11/15/09 (b)	870	897
U.S. Treasury Note, 3.13%, 11/30/09 (b)	730	740
U.S. Treasury Note, 3.25%, 12/31/09 (b)	800	813
U.S. Treasury Note, 2.13%, 01/31/10 (b)	800	802
U.S. Treasury Note, 3.50%, 02/15/10 (b)	850	869
U.S. Treasury Note, 4.75%, 02/15/10 (b)	1,000	1,039
U.S. Treasury Note, 6.50%, 02/15/10 (b)	670	712
U.S. Treasury Note, 2.00%, 02/28/10 (b)	1,000	1,001
U.S. Treasury Note, 1.75%, 03/31/10 (b)	1,390	1,387
U.S. Treasury Note, 4.00%, 04/15/10 (b)	570	589
U.S. Treasury Note, 4.50%, 05/15/10 (b)	830	864
U.S. Treasury Note, 2.63%, 05/31/10 (b)	6,020	6,087
U.S. Treasury Note, 3.63%, 06/15/10 (b)	210	216
U.S. Treasury Note, 2.88%, 06/30/10 (b)	2,000	2,033
U.S. Treasury Note, 3.88%, 07/15/10 (b)	720	746
U.S. Treasury Note, 2.75%, 07/31/10 (b)	2,800	2,844
U.S. Treasury Note, 4.13%, 08/15/10 (b)	890	926
U.S. Treasury Note, 3.88%, 09/15/10	580	602
U.S. Treasury Note, 4.25%, 10/15/10 (b)	390	408
U.S. Treasury Note, 4.25%, 01/15/11 (b)	6,000	6,313
U.S. Treasury Note, 4.50%, 02/28/11 (b)	1,288	1,363

U.S. Treasury Note, 4.88%, 04/30/11 (b)	740	792
U.S. Treasury Note, 4.88%, 05/31/11 (b)	780	836
U.S. Treasury Note, 4.88%, 07/31/11 (b)	830	891
U.S. Treasury Note, 5.00%, 08/15/11 (b)	200	217
U.S. Treasury Note, 4.50%, 09/30/11 (b)	670	712
U.S. Treasury Note, 4.63%, 10/31/11 (b)	1,050	1,120
U.S. Treasury Note, 4.75%, 01/31/12 (b)	1,720	1,843
U.S. Treasury Note, 4.88%, 02/15/12 (b)	505	543
U.S. Treasury Note, 4.63%, 02/29/12 (b)	930	993
U.S. Treasury Note, 4.50%, 03/31/12 (b)	1,600	1,702
U.S. Treasury Note, 4.50%, 04/30/12	1,055	1,125
U.S. Treasury Note, 4.75%, 05/31/12	450	484
U.S. Treasury Note, 4.63%, 07/31/12 (b)	550	589
U.S. Treasury Note, 4.25%, 09/30/12 (b)	780	826
U.S. Treasury Note, 3.88%, 10/31/12 (b)	800	837
U.S. Treasury Note, 3.88%, 02/15/13 (b)	55	57
U.S. Treasury Note, 2.75%, 02/28/13 (b)	3,310	3,293
U.S. Treasury Note, 3.13%, 04/30/13 (b)	95	96
U.S. Treasury Note, 3.50%, 05/31/13 (b)	1,110	1,137
U.S. Treasury Note, 3.38%, 07/31/13 (b)	800	815
U.S. Treasury Note, 4.25%, 08/15/13 (b)	1,518	1,611
U.S. Treasury Note, 4.25%, 11/15/13 (b)	1,390	1,478
U.S. Treasury Note, 4.00%, 02/15/14 (b)	650	683
U.S. Treasury Note, 4.75%, 05/15/14 (b)	600	655
U.S. Treasury Note, 4.25%, 08/15/14 (b)	175	186
U.S. Treasury Note, 4.25%, 11/15/14 (b)	290	309
U.S. Treasury Note, 4.00%, 02/15/15 (b)	600	630
U.S. Treasury Note, 4.13%, 05/15/15 (b)	550	580
U.S. Treasury Note, 4.25%, 08/15/15 (b)	220	233
U.S. Treasury Note, 4.50%, 11/15/15 (b)	270	289
U.S. Treasury Note, 9.88%, 11/15/15	1,400	1,961
U.S. Treasury Note, 4.50%, 02/15/16 (b)	180	193
U.S. Treasury Note, 4.88%, 08/15/16 (b)	920	996
U.S. Treasury Note, 4.63%, 11/15/16 (b)	450	480
U.S. Treasury Note, 4.63%, 02/15/17 (b)	7,580	8,066
U.S. Treasury Note, 4.75%, 08/15/17 (b)	690	740
U.S. Treasury Note, 3.50%, 02/15/18 (b)	1,340	1,314
		101,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.1%
Federal Home Loan Bank - 2.0%
Federal Home Loan Bank, 5.00%, 09/18/09	800	813
Federal Home Loan Bank, 5.00%, 12/11/09	800	817
Federal Home Loan Bank, 3.50%, 07/16/10 (b)	1,200	1,204
Federal Home Loan Bank, 4.38%, 09/17/10 (b)	500	510
Federal Home Loan Bank, 4.63%, 02/18/11 (b)	500	513
Federal Home Loan Bank, 5.38%, 08/19/11 (b)	500	522
Federal Home Loan Bank, 5.75%, 05/15/12 (b)	1,125	1,196
Federal Home Loan Bank, 4.50%, 11/15/12 (b)	200	204
Federal Home Loan Bank, 3.88%, 06/14/13 (b)	600	593
Federal Home Loan Bank, 5.25%, 06/18/14 (b)	1,090	1,135

Federal Home Loan Bank, 4.75%, 12/16/16 (b)	300	299
Federal Home Loan Bank, 4.38%, 03/17/20 (b)	300	305
Federal Home Loan Bank, 5.50%, 07/15/36	100	105
		8,216
Federal Home Loan Mortgage Corp. - 15.6%
Federal Home Loan Mortgage Corp., 4.13%, 09/01/09	100	101
Federal Home Loan Mortgage Corp., 4.13%, 11/18/09	300	303
Federal Home Loan Mortgage Corp., 4.38%, 01/25/10	200	203
Federal Home Loan Mortgage Corp., 4.88%, 02/09/10 (b)	500	511
Federal Home Loan Mortgage Corp., 4.38%, 03/01/10	300	304
Federal Home Loan Mortgage Corp., 7.00%, 03/15/10 (b)	550	580
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	204
Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (b)	800	813
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	600	641
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	509
Federal Home Loan Mortgage Corp., 5.25%, 02/24/11	100	101
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (b)	500	528
Federal Home Loan Mortgage Corp., 5.13%, 04/18/11 (b)	500	522
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (b)	500	529
Federal Home Loan Mortgage Corp., 5.25%, 10/06/11	200	200
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 (b)	400	427
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (b)	428	448
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12	300	308
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (b)	1,150	1,177
Federal Home Loan Mortgage Corp., 4.15%, 05/29/13	500	499
Federal Home Loan Mortgage Corp., 5.60%, 10/17/13	100	100
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13	500	520
Federal Home Loan Mortgage Corp., 6.00%, 11/21/13	100	100
Federal Home Loan Mortgage Corp., 5.38%, 01/09/14	100	101
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	101
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	74	78
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	103
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (b)	300	299
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	21	22
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 5.13%, 10/18/16 (b)	620	640
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	46	48
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	41	42
Federal Home Loan Mortgage Corp., 5.65%, 02/23/17	740	743
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	42	41
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	23	24
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	460	454
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	432	425
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	764	752
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	139	141
Federal Home Loan Mortgage Corp., 5.20%, 03/05/19	100	99
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	46	44
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	95	95
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	272	260
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	567	554

Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	673	669
Federal Home Loan Mortgage Corp., 4.00%, 12/01/20	641	611
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	72	72
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	211	215
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	707	701
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	894	871
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	7	7
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	231	221
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	319	306
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	172	169
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	150	156
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	66	68
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	11	11
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	15	16
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	16	17
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	23	23
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	27	27
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29 (b)	60	73
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	22	23
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31 (b)	120	147
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	92	94
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	11	12
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	133	144
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	9	9
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	84	86
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	245	265
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	7	7
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (b)	300	349
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	1,106	1,104
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	71	73
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	9	9
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	6	6
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	230	229
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	136	136
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	7	7
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	38	38
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	17	17
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	237	237
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,393	2,338
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	7	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	1,056	1,053
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	41	42
Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	496	495
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	296	295
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	54	54
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	217	216
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	671	655
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	272	276
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	499	514
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	958	950

Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	250	244
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	308	307
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	380	371
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	8	8
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	954	931
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	8	8
Federal Home Loan Mortgage Corp., 4.75%, 09/01/35 (i)	179	181
Federal Home Loan Mortgage Corp., 5.50%, 10/01/35, TBA (g)	4,500	4,476
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,165	2,113
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	798	795
Federal Home Loan Mortgage Corp., 4.40%, 12/01/35 (i)	1,126	1,109
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	333	316
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	2,423	2,414
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	744	754
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,328	1,346
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	365	346
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	363	361
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	709	718
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	59	57
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	264	257
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	890	868
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	485	459
Federal Home Loan Mortgage Corp., 5.50%, 09/01/36	125	126
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	596	604
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	410	421
Federal Home Loan Mortgage Corp., 7.00%, 11/01/36	67	70
Federal Home Loan Mortgage Corp., 5.45%, 12/01/36	1,251	1,246
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,745	1,738
Federal Home Loan Mortgage Corp., 5.90%, 01/01/37 (i)	147	150
Federal Home Loan Mortgage Corp., 6.06%, 01/01/37 (i)	608	622
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	426	424
Federal Home Loan Mortgage Corp., 5.65%, 02/01/37 (i)	457	460
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	801	812
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	538	552
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	99
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	1,868	1,859
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	2,523	2,557
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	1,207	1,223
Federal Home Loan Mortgage Corp., 7.00%, 08/01/37	552	578
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	440	452
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	343	353
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	524	538
Federal Home Loan Mortgage Corp., 5.00%, 04/01/38	693	675
		62,813
Federal National Mortgage Association - 25.0%
Federal National Mortgage Association, 6.63%, 09/15/09	520	536
Federal National Mortgage Association, 7.25%, 01/15/10	700	736
Federal National Mortgage Association, 3.25%, 02/10/10 (b)	500	501
Federal National Mortgage Association, 4.13%, 05/15/10 (b)	845	857
Federal National Mortgage Association, 4.75%, 12/15/10	1,460	1,509

Federal National Mortgage Association, 6.00%, 05/15/11	700	747
Federal National Mortgage Association, 5.63%, 05/19/11	500	507
Federal National Mortgage Association, 5.30%, 05/07/12	100	100
Federal National Mortgage Association, 4.75%, 11/19/12 (b)	400	414
Federal National Mortgage Association, 4.75%, 01/02/13	500	503
Federal National Mortgage Association, 5.50%, 01/01/14	35	36
Federal National Mortgage Association, 4.63%, 10/15/14 (b)	550	559
Federal National Mortgage Association, 5.00%, 04/15/15 (b)	500	517
Federal National Mortgage Association, 4.38%, 10/15/15 (b)	390	388
Federal National Mortgage Association, 6.50%, 02/01/16	9	10
Federal National Mortgage Association, 5.00%, 03/15/16	400	412
Federal National Mortgage Association, 5.50%, 04/01/16	12	12
Federal National Mortgage Association, 6.00%, 06/01/16	68	69
Federal National Mortgage Association, 6.50%, 09/01/16	14	14
Federal National Mortgage Association, 6.00%, 10/01/16	120	123
Federal National Mortgage Association, 6.50%, 10/01/16	22	24
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16	500	508
Federal National Mortgage Association, 5.50%, 01/01/17	123	126
Federal National Mortgage Association, 5.50%, 01/01/17	272	277
Federal National Mortgage Association, 5.00%, 02/13/17 (b)	1,000	1,022
Federal National Mortgage Association, 5.50%, 03/01/17	27	27
Federal National Mortgage Association, 5.50%, 09/01/17	421	429
Federal National Mortgage Association, 5.00%, 10/01/17	37	37
Federal National Mortgage Association, 5.50%, 11/01/17	47	48
Federal National Mortgage Association, 5.00%, 01/01/18	193	193
Federal National Mortgage Association, 5.50%, 01/01/18	73	75
Federal National Mortgage Association, 5.00%, 02/01/18	1,437	1,444
Federal National Mortgage Association, 5.50%, 02/01/18	161	164
Federal National Mortgage Association, 4.50%, 03/01/18	560	552
Federal National Mortgage Association, 5.00%, 03/01/18	71	71
Federal National Mortgage Association, 5.00%, 05/01/18	24	24
Federal National Mortgage Association, 5.00%, 06/01/18	49	49
Federal National Mortgage Association, 4.00%, 07/01/18	327	317
Federal National Mortgage Association, 5.00%, 07/01/18	107	106
Federal National Mortgage Association, 5.00%, 07/01/18	63	63
Federal National Mortgage Association, 4.00%, 08/01/18	233	226
Federal National Mortgage Association, 5.00%, 08/01/18	38	38
Federal National Mortgage Association, 4.00%, 10/01/18	101	98
Federal National Mortgage Association, 4.50%, 11/01/18	315	311
Federal National Mortgage Association, 4.50%, 11/01/18	599	585
Federal National Mortgage Association, 5.00%, 11/01/18	900	903
Federal National Mortgage Association, 5.50%, 12/01/18	131	133
Federal National Mortgage Association, 5.50%, 03/01/19	27	28
Federal National Mortgage Association, 5.50%, 10/01/19	87	88
Federal National Mortgage Association, 5.50%, 04/01/20	407	411
Federal National Mortgage Association, 5.50%, 05/01/20	305	308
Federal National Mortgage Association, 4.50%, 07/01/20	627	616
Federal National Mortgage Association, 5.50%, 07/01/20	784	793
Federal National Mortgage Association, 5.00%, 11/01/20	268	267

Federal National Mortgage Association, 6.00%, 12/01/20	225	229
Federal National Mortgage Association, 4.50%, 03/01/21	143	139
Federal National Mortgage Association, 5.70%, 10/05/21	100	101
Federal National Mortgage Association, 4.50%, 02/01/22	412	402
Federal National Mortgage Association, 5.00%, 03/01/22	506	503
Federal National Mortgage Association, 5.38%, 04/11/22	50	50
Federal National Mortgage Association, 6.00%, 06/01/22	1,577	1,608
Federal National Mortgage Association, 5.50%, 12/14/22	150	149
Federal National Mortgage Association, 4.50%, 04/01/23	797	777
Federal National Mortgage Association, 5.50%, 07/01/23	33	33
Federal National Mortgage Association, 5.50%, 12/01/23	218	219
Federal National Mortgage Association, 4.50%, 06/01/24	66	63
Federal National Mortgage Association, 5.00%, 05/01/26	829	814
Federal National Mortgage Association, 5.50%, 05/01/26	965	967
Federal National Mortgage Association, 6.00%, 09/01/26	206	209
Federal National Mortgage Association, 5.00%, 12/01/26	432	424
Federal National Mortgage Association, 5.95%, 06/07/27	100	102
Federal National Mortgage Association, 6.06%, 07/20/27	100	102
Federal National Mortgage Association, 6.25%, 05/15/29 (b)	225	258
Federal National Mortgage Association, 7.25%, 05/15/30 (b)	540	693
Federal National Mortgage Association, 7.00%, 09/01/30	9	10
Federal National Mortgage Association, 6.63%, 11/15/30 (b)	290	350
Federal National Mortgage Association, 7.00%, 02/01/31	69	73
Federal National Mortgage Association, 6.00%, 04/01/31	54	55
Federal National Mortgage Association, 6.00%, 11/01/31	3	3
Federal National Mortgage Association, 5.50%, 01/01/32	218	218
Federal National Mortgage Association, 6.00%, 06/01/32	43	44
Federal National Mortgage Association, 6.50%, 07/01/32	68	71
Federal National Mortgage Association, 7.00%, 07/01/32	24	25
Federal National Mortgage Association, 6.00%, 02/01/33	182	185
Federal National Mortgage Association, 5.50%, 05/01/33	1,852	1,852
Federal National Mortgage Association, 5.50%, 06/01/33	1,759	1,759
Federal National Mortgage Association, 5.00%, 09/01/33	1,863	1,821
Federal National Mortgage Association, 5.50%, 10/01/33	1,757	1,757
Federal National Mortgage Association, 4.50%, 11/01/33	339	322
Federal National Mortgage Association, 4.50%, 11/01/33	437	415
Federal National Mortgage Association, 5.00%, 11/01/33	1,520	1,486
Federal National Mortgage Association, 5.50%, 11/01/33	362	362
Federal National Mortgage Association, 6.00%, 11/01/33	32	32
Federal National Mortgage Association, 6.00%, 12/01/33	51	53
Federal National Mortgage Association, 6.00%, 12/01/33	378	385
Federal National Mortgage Association, 6.00%, 12/01/33	957	974
Federal National Mortgage Association, 5.50%, 01/01/34	153	153
Federal National Mortgage Association, 5.00%, 03/01/34	2,361	2,308
Federal National Mortgage Association, 5.00%, 04/01/34	302	295
Federal National Mortgage Association, 5.00%, 04/01/34	156	152
Federal National Mortgage Association, 5.00%, 05/01/34	766	748
Federal National Mortgage Association, 5.00%, 06/01/34	198	193
Federal National Mortgage Association, 5.50%, 07/01/34	1,025	1,024
Federal National Mortgage Association, 6.50%, 07/01/34	454	468

Federal National Mortgage Association, 4.44%, 08/01/34 (i)	193	194
Federal National Mortgage Association, 6.00%, 08/01/34	532	540
Federal National Mortgage Association, 5.50%, 12/01/34	993	992
Federal National Mortgage Association, 5.50%, 01/01/35	2,345	2,343
Federal National Mortgage Association, 5.50%, 02/01/35	2,784	2,782
Federal National Mortgage Association, 4.50%, 04/01/35	189	179
Federal National Mortgage Association, 5.00%, 04/01/35	294	287
Federal National Mortgage Association, 6.50%, 04/01/35	228	234
Federal National Mortgage Association, 4.68%, 05/01/35 (i)	106	107
Federal National Mortgage Association, 4.76%, 05/01/35 (i)	391	394
Federal National Mortgage Association, 5.50%, 08/01/35	145	144
Federal National Mortgage Association, 4.50%, 10/01/35	79	75
Federal National Mortgage Association, 4.84%, 10/01/35 (i)	652	655
Federal National Mortgage Association, 6.00%, 10/01/35	1,840	1,867
Federal National Mortgage Association, 5.00%, 11/01/35	1,735	1,693
Federal National Mortgage Association, 5.00%, 11/01/35	194	189
Federal National Mortgage Association, 5.00%, 11/01/35	911	889
Federal National Mortgage Association, 5.50%, 12/01/35	486	485
Federal National Mortgage Association, 5.50%, 12/01/35	288	288
Federal National Mortgage Association, 7.00%, 12/01/35	7	7
Federal National Mortgage Association, 7.00%, 02/01/36	204	214
Federal National Mortgage Association, 5.50%, 03/01/36	786	784
Federal National Mortgage Association, 6.00%, 06/01/36	742	753
Federal National Mortgage Association, 5.60%, 07/01/36 (i)	397	405
Federal National Mortgage Association, 6.50%, 08/01/36	601	617
Federal National Mortgage Association, 7.00%, 09/01/36	269	281
Federal National Mortgage Association, 6.00%, 10/01/36	786	797
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	3,500	3,545
Federal National Mortgage Association, 6.50%, 10/01/36	1,714	1,759
Federal National Mortgage Association, 5.00%, 11/01/36	461	450
Federal National Mortgage Association, 5.50%, 11/01/36	334	333
Federal National Mortgage Association, 6.00%, 11/01/36	1,085	1,100
Federal National Mortgage Association, 6.00%, 11/01/36, TBA (g)	1,800	1,820
Federal National Mortgage Association, 5.41%, 12/01/36 (i)	611	614
Federal National Mortgage Association, 6.00%, 12/01/36	989	1,003
Federal National Mortgage Association, 6.50%, 12/01/36	362	372
Federal National Mortgage Association, 6.50%, 01/01/37	731	750
Federal National Mortgage Association, 5.42%, 02/01/37 (i)	84	85
Federal National Mortgage Association, 5.50%, 02/01/37	849	848
Federal National Mortgage Association, 5.61%, 02/01/37 (i)	964	979
Federal National Mortgage Association, 5.72%, 02/01/37 (i)	613	625
Federal National Mortgage Association, 6.00%, 02/01/37	783	794
Federal National Mortgage Association, 6.50%, 02/01/37	245	251
Federal National Mortgage Association, 5.40%, 03/01/37 (i)	-	-
Federal National Mortgage Association, 5.50%, 03/01/37	288	287
Federal National Mortgage Association, 7.00%, 03/01/37	369	386
Federal National Mortgage Association, 5.00%, 04/01/37	547	533
Federal National Mortgage Association, 5.69%, 04/01/37 (i)	206	209
Federal National Mortgage Association, 5.84%, 04/01/37 (i)	1,888	1,919
Federal National Mortgage Association, 6.00%, 04/01/37	1,503	1,524

Federal National Mortgage Association, 5.50%, 05/01/37	459	458
Federal National Mortgage Association, 6.00%, 06/01/37	1,094	1,109
Federal National Mortgage Association, 5.50%, 08/01/37	170	170
Federal National Mortgage Association, 6.00%, 08/01/37	361	366
Federal National Mortgage Association, 7.50%, 11/01/37	178	188
Federal National Mortgage Association, 5.50%, 12/01/37	439	438
Federal National Mortgage Association, 5.50%, 12/01/37	436	435
Federal National Mortgage Association, 5.50%, 12/01/37	898	897
Federal National Mortgage Association, 6.00%, 12/01/37	1,314	1,333
Federal National Mortgage Association, 6.00%, 12/01/37	900	912
Federal National Mortgage Association, 5.00%, 01/01/38	294	287
Federal National Mortgage Association, 5.23%, 01/01/38 (i)	1,883	1,901
Federal National Mortgage Association, 5.50%, 01/01/38	3,000	2,994
Federal National Mortgage Association, 5.00%, 02/01/38	496	484
Federal National Mortgage Association, 6.00%, 02/01/38	428	434
Federal National Mortgage Association, 7.00%, 02/01/38	488	511
Federal National Mortgage Association, 5.99%, 03/01/38 (i)	1,001	1,002
Federal National Mortgage Association, 6.00%, 05/01/38	1,000	1,014
Federal National Mortgage Association, 4.50%, 06/01/38	499	472
Federal National Mortgage Association, 6.00%, 07/01/38	1,493	1,514
Federal National Mortgage Association, 6.00%, 09/01/38	350	355
Federal National Mortgage Association, 6.50%, 09/01/38	1,000	1,026
		101,028
Government National Mortgage Association - 4.4%
Government National Mortgage Association, 8.00%, 04/15/30	20	22
Government National Mortgage Association, 8.50%, 06/15/30	11	12
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	110	113
Government National Mortgage Association, 6.00%, 10/15/32	94	96
Government National Mortgage Association, 6.00%, 01/15/33	136	139
Government National Mortgage Association, 5.00%, 03/15/33	11	11
Government National Mortgage Association, 5.00%, 05/15/33	11	11
Government National Mortgage Association, 5.00%, 05/15/33	14	13
Government National Mortgage Association, 5.00%, 05/15/33	12	12
Government National Mortgage Association, 5.00%, 06/15/33	12	12
Government National Mortgage Association, 5.50%, 07/15/33	314	315
Government National Mortgage Association, 5.50%, 07/15/33	310	311
Government National Mortgage Association, 5.00%, 08/15/33	114	112
Government National Mortgage Association, 5.00%, 08/15/33	10	10
Government National Mortgage Association, 5.00%, 08/15/33	9	9
Government National Mortgage Association, 5.00%, 08/15/33	18	18
Government National Mortgage Association, 5.00%, 08/15/33	10	9
Government National Mortgage Association, 5.50%, 08/15/33	228	229
Government National Mortgage Association, 5.50%, 09/15/33	63	64
Government National Mortgage Association, 5.00%, 11/15/33	12	12
Government National Mortgage Association, 6.50%, 12/15/33	183	188
Government National Mortgage Association, 6.00%, 07/15/34	59	60
Government National Mortgage Association, 6.00%, 08/15/34	424	431
Government National Mortgage Association, 5.00%, 01/15/35	697	685
Government National Mortgage Association, 5.00%, 03/15/35	219	215

Government National Mortgage Association, 5.50%, 04/15/35	328	329
Government National Mortgage Association, 6.00%, 05/15/35	115	117
Government National Mortgage Association, 5.00%, 11/15/35	164	161
Government National Mortgage Association, 5.50%, 11/15/35	408	409
Government National Mortgage Association, 5.50%, 12/15/35	354	355
Government National Mortgage Association, 5.50%, 02/15/36	456	457
Government National Mortgage Association, 5.50%, 03/15/36	153	153
Government National Mortgage Association, 5.50%, 03/15/36	77	77
Government National Mortgage Association, 6.50%, 03/15/36	128	132
Government National Mortgage Association, 6.00%, 05/15/36	428	435
Government National Mortgage Association, 5.50%, 06/15/36	237	238
Government National Mortgage Association, 6.50%, 06/15/36	403	414
Government National Mortgage Association, 7.00%, 11/15/36	233	242
Government National Mortgage Association, 6.00%, 01/15/37	427	434
Government National Mortgage Association, 6.00%, 04/15/37	652	662
Government National Mortgage Association, 5.50%, 05/15/37	882	885
Government National Mortgage Association, 5.50%, 05/15/37 (b)	486	487
Government National Mortgage Association, 6.50%, 09/15/37	650	666
Government National Mortgage Association, 5.00%, 12/15/37	592	581
Government National Mortgage Association, 6.00%, 12/15/37	260	265
Government National Mortgage Association, 6.00%, 12/15/37	898	913
Government National Mortgage Association, 5.50%, 06/15/38	3,487	3,425
Government National Mortgage Association, 5.50%, 06/15/38	1,598	1,602
Government National Mortgage Association, 6.00%, 09/15/38	1,400	1,423
		17,971

Total Government and Agency Obligations (cost $296,691)		300,298

SHORT TERM INVESTMENTS - 30.5%
Mutual Funds - 3.6%
JNL Money Market Fund, 2.44% (a) (h)	14,674	14,674

Securities Lending Collateral - 26.9%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	110,378	108,336

Total Short Term Investments (cost $125,052)		123,010

Total Investments - 129.1% (cost $531,079)		521,001
Other Assets and Liabilities, Net - (29.1%)		(117,540)
Total Net Assets - 100%		$ 403,461

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 10.1%
Amazon.com Inc. (c)	6	$ 407
Best Buy Co. Inc.	1	26
Big Lots Inc. (b) (c)	1	26
Comcast Corp. - Class A	31	613
Darden Restaurants Inc.	2	59

Eastman Kodak Co.	22	332
Ford Motor Co. (b) (c)	14	74
Fortune Brands Inc.	1	35
GameStop Corp. - Class A (c)	8	268
Gap Inc.	20	355
General Motors Corp. (b)	3	28
Genuine Parts Co.	3	139
H&R Block Inc.	2	40
Harman International Industries Inc.	1	17
Interpublic Group of Cos. Inc. (c)	7	57
McDonald's Corp.	12	711
News Corp. Inc. - Class A	8	98
Omnicom Group Inc.	9	351
RadioShack Corp.	7	117
Snap-On Inc.	5	275
Tiffany & Co.	8	288
TJX Cos. Inc.	11	339
VF Corp.	2	176
Viacom Inc. - Class B (c)	13	330
Walt Disney Co.	20	610
Wyndham Worldwide Corp.	10	164
Yum! Brands Inc.	2	52
		5,987
CONSUMER STAPLES - 10.8%
Altria Group Inc.	11	221
Anheuser-Busch Cos. Inc.	4	253
Avon Products Inc.	10	433
Campbell Soup Co.	2	75
Coca-Cola Co.	10	511
Colgate-Palmolive Co.	1	109
CVS Caremark Corp.	7	249
General Mills Inc.	2	117
HJ Heinz Co.	8	382
Lorillard Inc.	1	63
McCormick & Co. Inc.	1	35
PepsiCo Inc.	9	662
Philip Morris International Inc.	12	570
Procter & Gamble Co.	13	909
Reynolds American Inc.	1	45
Safeway Inc.	6	152
Sara Lee Corp.	29	370
SYSCO Corp.	5	140
UST Inc.	1	37
Wal-Mart Stores Inc.	16	988
WM Wrigley Jr. Co.	1	64
		6,385
ENERGY - 14.1%
Apache Corp.	2	219
Chevron Corp.	15	1,277
ConocoPhillips	13	957

Exxon Mobil Corp.	34	2,618
Halliburton Co.	5	160
Hess Corp.	4	361
Marathon Oil Corp.	1	29
Massey Energy Co.	8	291
Murphy Oil Corp.	6	373
Noble Energy Inc.	5	272
Occidental Petroleum Corp.	9	648
Schlumberger Ltd.	6	445
Smith International Inc.	4	252
Southwestern Energy Co. (c)	13	382
Spectra Energy Corp.	5	111
		8,395
FINANCIALS - 14.2%
AFLAC Inc.	1	71
American Capital Ltd. (b)	5	125
American Express Co.	2	66
American International Group Inc.	15	51
Apartment Investment & Management Co.	-	16
Assurant Inc.	3	160
AvalonBay Communities Inc. (b)	1	49
Bank of America Corp.	17	587
Boston Properties Inc.	1	66
CB Richard Ellis Group Inc. - Class A (b) (c)	1	13
Charles Schwab Corp.	20	510
CIT Group Inc. (b)	2	11
Citigroup Inc.	31	644
Developers Diversified Realty Corp.	1	25
Discover Financial Services	5	66
Equity Residential	2	67
Fifth Third Bancorp (b)	7	83
General Growth Properties Inc. (b)	2	23
Genworth Financial Inc. - Class A	20	168
Goldman Sachs Group Inc.	1	94
Hartford Financial Services Group Inc.	4	156
HCP Inc.	1	56
Host Hotels & Resorts Inc.	3	40
Hudson City Bancorp Inc.	20	362
Huntington Bancshares Inc. (b)	39	310
IntercontinentalExchange Inc. (c)	4	327
JPMorgan Chase & Co.	20	922
Kimco Realty Corp.	1	40
Loews Corp.	9	366
Marshall & Ilsley Corp.	2	34
MBIA Inc. (b)	1	11
Merrill Lynch & Co. Inc.	9	222
MetLife Inc. (b)	10	538
Moody's Corp. (b)	5	156
Morgan Stanley	8	194
Northern Trust Corp.	2	178

NYSE Euronext	9	371
Plum Creek Timber Co. Inc.	1	48
ProLogis	1	53
Public Storage Inc.	1	69
Regions Financial Corp. (b)	16	156
Simon Property Group Inc.	1	126
SLM Corp. (c)	3	32
SunTrust Banks Inc.	1	63
Vornado Realty Trust	1	73
Wachovia Corp. (b)	13	46
Washington Mutual Inc.	4	-
Wells Fargo & Co.	15	559
		8,403
HEALTH CARE - 12.6%
Abbott Laboratories	6	321
Aetna Inc.	6	227
Amgen Inc. (c)	6	366
Baxter International Inc.	9	561
Becton Dickinson & Co.	4	313
Biogen Idec Inc. (c)	2	85
Bristol-Myers Squibb Co.	26	546
Celgene Corp. (c)	2	108
Cigna Corp.	9	309
Eli Lilly & Co.	12	533
Genzyme Corp. (c)	1	107
Gilead Sciences Inc. (c)	5	232
Humana Inc. (c)	7	268
Johnson & Johnson	11	773
McKesson Corp.	1	65
Medtronic Inc.	11	558
Merck & Co. Inc.	12	382
Mylan Inc. (b) (c)	2	21
Pfizer Inc.	54	995
St. Jude Medical Inc. (c)	9	409
Tenet Healthcare Corp. (c)	2	13
Thermo Fisher Scientific Inc. (c)	1	30
Wyeth	7	255
		7,477
INDUSTRIALS - 11.2%
3M Co.	-	14
Allied Waste Industries Inc. (c)	2	17
Avery Dennison Corp. (b)	1	22
Burlington Northern Santa Fe Corp.	2	148
CH Robinson Worldwide Inc.	1	46
Cintas Corp.	1	20
Cooper Industries Ltd. - Class A	9	348
CSX Corp.	2	126
Cummins Inc.	3	122
Dover Corp.	7	264
Emerson Electric Co.	7	265

Equifax Inc.	1	20
Expeditors International Washington Inc.	1	34
FedEx Corp.	2	139
Fluor Corp.	6	356
General Dynamics Corp.	4	313
General Electric Co.	50	1,263
Goodrich Corp.	7	275
Honeywell International Inc.	11	445
Ingersoll-Rand Co. Ltd. - Class A	2	52
Jacobs Engineering Group Inc. (c)	4	234
L-3 Communications Holdings Inc.	1	69
Manitowoc Co. Inc.	1	16
Norfolk Southern Corp.	2	126
Northrop Grumman Corp.	6	375
Pitney Bowes Inc.	1	40
RR Donnelley & Sons Co.	1	28
Ryder System Inc.	-	12
Southwest Airlines Co.	5	74
Tyco International Ltd.	10	348
Union Pacific Corp.	3	196
United Parcel Service Inc. - Class B	6	357
United Technologies Corp.	7	438
Waste Management Inc.	2	76
		6,678
INFORMATION TECHNOLOGY - 15.3%
Adobe Systems Inc. (c)	8	304
Analog Devices Inc.	9	245
Apple Inc. (c)	3	361
Automatic Data Processing Inc.	8	329
BMC Software Inc. (c)	4	128
CA Inc.	17	343
Ciena Corp. (c)	6	61
Cisco Systems Inc. (c)	26	592
Corning Inc.	8	130
Google Inc. - Class A (c)	1	300
Hewlett-Packard Co.	22	1,001
Intel Corp.	44	816
International Business Machines Corp.	10	1,217
JDS Uniphase Corp. (c)	6	48
Juniper Networks Inc. (c)	2	33
MasterCard Inc.	2	266
MEMC Electronic Materials Inc. (c)	5	150
Microsoft Corp.	56	1,506
Novell Inc. (c)	25	126
Oracle Corp. (c)	14	287
QUALCOMM Inc.	3	133
Texas Instruments Inc.	-	8
Total System Services Inc.	1	24
Tyco Electronics Ltd.	4	105
VeriSign Inc. (c)	3	65

Xerox Corp.	13	149
Xilinx Inc.	14	326
		9,053
MATERIALS - 2.9%
Air Products & Chemicals Inc.	3	185
AK Steel Holding Corp.	5	135
Alcoa Inc.	5	105
Allegheny Technologies Inc.	-	13
Ball Corp.	1	23
Freeport-McMoRan Copper & Gold Inc.	2	108
International Paper Co.	12	317
Monsanto Co.	6	614
Newmont Mining Corp.	2	95
Nucor Corp.	2	63
Rohm & Haas Co.	1	46
United States Steel Corp.	1	42
		1,746
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	43	1,191
CenturyTel Inc.	7	260
Frontier Communications Corp.	2	18
Qwest Communications International Inc. (b)	17	56
Verizon Communications Inc.	10	317
		1,842
UTILITIES - 2.1%
Allegheny Energy Inc.	6	217
Ameren Corp.	1	51
CenterPoint Energy Inc.	1	19
CMS Energy Corp.	1	16
Consolidated Edison Inc.	1	60
Constellation Energy Group Inc.	3	67
DTE Energy Co.	1	40
Duke Energy Corp.	1	22
Edison International Inc.	2	64
Entergy Corp.	1	53
Exelon Corp.	2	94
FirstEnergy Corp.	2	147
Pepco Holdings Inc.	8	190
PG&E Corp.	2	64
PPL Corp.	1	53
Public Service Enterprise Group Inc.	2	66
Xcel Energy Inc.	2	40
		1,263

Total Common Stocks (cost $64,496)		57,229

SHORT TERM INVESTMENTS - 6.2%
Mutual Funds - 3.2%
JNL Money Market Fund, 2.44% (a) (h)	1,897	1,897

Securities Lending Collateral - 2.7%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	1,642	1,611

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.75%, 12/18/08 (o)	195	195

Total Short Term Investments (cost $3,734)		3,703

Total Investments - 102.6% (cost $68,230)		60,932
Other Assets and Liabilities, Net - (2.6%)		(1,567)
Total Net Assets - 100%		$ 59,365

JNL/Mellon Capital Management Index 5 Fund
INVESTMENT FUNDS - 99.7%
JNL/Mellon Capital Management Bond Index Fund (a)	1,192	$ 13,324
JNL/Mellon Capital Management International Index Fund (a)	758	9,547
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	900	11,291
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,077	10,688
JNL/Mellon Capital Management Small Cap Index Fund (a)	984	11,830

Total Investment Funds (cost $65,462)		56,680

Total Investments - 99.7% (cost $65,462)		56,680
Other Assets and Liabilities, Net - 0.3%		191
Total Net Assets - 100%		$ 56,871

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.0%
Accor SA (b)	9	$ 467
Adidas AG	9	498
Aisin Seiki Co. Ltd.	9	223
Arcandor AG (b) (c)	3	9
Aristocrat Leisure Ltd. (b)	16	81
Asics Corp. (b)	8	62
Autogrill SpA (b)	5	55
Bayerische Motoren Werke AG (b)	17	631
Benesse Corp. (b)	3	139
Berkeley Group Holdings Plc (b) (c)	4	53
Billabong International Ltd. (b)	8	85
Bridgestone Corp.	27	517
British Sky Broadcasting Group Plc	51	382
Bulgari SpA	7	65
Burberry Group Plc	20	143
Canon Marketing Japan Inc. (b)	3	38
Carnival Plc	7	214
Carphone Warehouse Group Plc (b)	18	57
Casio Computer Co. Ltd.	11	99
CC Land Holdings Ltd.	44	10

Christian Dior SA	2	183
Compagnie Financiere Richemont SA	24	1,042
Compagnie Generale des Etablissements Michelin (b)	7	429
Compass Group Plc	84	520
Continental AG	7	588
Crown Ltd.	19	132
Daihatsu Motor Co. Ltd. (b)	8	88
Daily Mail & General Trust	13	73
Daimler AG	39	1,924
Daito Trust Construction Co. Ltd.	4	141
Daiwa House Industry Co. Ltd.	23	220
Dena Co. Ltd.	-	56
Denso Corp.	21	525
Dentsu Inc. (b)	-	177
Electrolux AB - Class B (b)	12	137
Enterprise Inns Plc	23	75
Esprit Holdings Ltd.	47	290
Eutelsat Communications Group SA (c)	4	96
Fairfax Media Ltd. (b)	58	124
Fast Retailing Co. Ltd.	2	214
Fiat SpA	32	436
Fuji Heavy Industries Ltd.	25	127
Fuji Television Network Inc.	-	21
Genting International Plc (b) (c)	110	35
Gestevision Telecinco SA	5	49
GKN Plc	32	114
Hakuhodo DY Holdings Inc. (b)	1	53
Harvey Norman Holdings Ltd.	25	63
Haseko Corp.	67	48
Hennes & Mauritz AB - Class B (b)	23	945
Hermes International SA (b)	3	500
Hikari Tsushin Inc.	1	21
Home Retail Group Plc	41	173
Honda Motor Co. Ltd.	74	2,239
Husqvarna AB - Class B (b)	13	94
Inchcape Plc	20	68
Inditex SA (b)	10	415
InterContinental Hotels Group Plc	12	144
Isetan Mitsukoshi Holdings Ltd. (c)	14	166
Isuzu Motors Ltd.	56	156
ITV Plc	180	135
J. Front Retailing Co. Ltd.	20	117
Jardine Cycle & Carriage Ltd.	6	65
JC Decaux SA	3	73
Jupiter Telecommunications Co. Ltd.	-	84
Kingfisher Plc	107	255
Ladbrokes Plc	27	92
Lagardere SCA (b)	5	240
Li & Fung Ltd.	104	254
Lifestyle International Holdings Ltd. (b)	31	35

Lottomatica SpA (b)	2	65
Luxottica Group SpA (b)	6	141
LVMH Moet Hennessy Louis Vuitton SA (b)	11	956
M6-Metropole Television SA	3	67
Makita Corp. (b)	6	113
Marks & Spencer Group Plc	70	255
Marui Group Co. Ltd. (b)	11	78
Matsushita Electric Industrial Co. Ltd.	83	1,434
Mazda Motor Corp.	40	163
Mediaset SpA	36	231
Mitchells & Butlers Plc (b)	19	77
Mitsubishi Motors Corp. (b) (c)	159	268
Modern Times Group AB - Class B	2	89
Namco Bandai Holdings Inc. (b)	10	107
Next Plc	8	156
NGK Spark Plug Co. Ltd. (b)	8	78
NHK Spring Co. Ltd.	6	33
Nikon Corp. (b)	15	360
Nissan Motor Co. Ltd.	100	677
Nisshinbo Industries Inc. (b)	7	68
Nitori Co. Ltd.	2	101
NOK Corp. (b)	6	64
Nokian Renkaat Oyj	5	116
Onward Holdings Co. Ltd. (b)	6	63
OPAP SA	10	313
Oriental Land Co. Ltd. (b)	2	163
PagesJaunes Groupe SA	6	85
Pearson Plc	35	384
Persimmon Plc (b)	13	93
Peugeot SA (b)	7	269
Pioneer Corp. (b)	8	52
Pirelli & C. SpA	132	78
PPR SA	4	320
Promotora de Informaciones SA (b)	3	23
ProSiebenSat.1 Media AG	4	27
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	9	64
Publicis Groupe (b)	6	174
Puma AG Rudolf Dassler Sport	-	85
Rakuten Inc. (b)	-	179
Reed Elsevier NV	29	427
Reed Elsevier Plc	50	496
Renault SA (b)	8	536
Sankyo Co. Ltd.	2	112
Sanoma-WSOY Oyj	4	77
Sanyo Electric Co. Ltd. (c)	76	132
Sega Sammy Holdings Inc. (b)	9	83
Sekisui Chemical Co. Ltd.	21	125
Sekisui House Ltd. (b)	19	174
SES Global SA	14	283
Shangri-La Asia Ltd.	64	92

Sharp Corp.	44	481
Shimamura Co. Ltd. (b)	1	74
Shimano Inc. (b)	3	96
Singapore Press Holdings Ltd.	64	179
Sky City Entertainment Group Ltd. (b)	24	59
Societe Television Francaise 1 (b)	5	96
Sodexho Alliance SA (b)	4	250
Sony Corp. (b)	46	1,403
Stanley Electric Co. Ltd.	7	104
Sumitomo Rubber Industries Inc.	7	63
Suzuki Motor Corp. (b)	16	296
Swatch Group AG	3	84
Swatch Group AG - Class B	1	258
Tabcorp Holdings Ltd.	24	161
Takashimaya Co. Ltd. (b)	13	113
Tatts Group Ltd. (b)	49	95
Television Broadcasts Ltd.	12	51
Thomas Cook Group Plc (b)	22	88
Thomson Reuters Plc	8	184
Toho Co. Ltd. (b)	5	107
Tokai Rika Co. Ltd. (b)	2	27
Tokyo Broadcasting System Inc.	2	36
Toyoda Gosei Co. Ltd. (b)	3	48
Toyota Boshoku Corp.	3	38
Toyota Industries Corp. (b)	8	199
Toyota Motor Corp.	124	5,280
TUI AG	10	163
TUI Travel Plc (b)	27	104
United Business Media Ltd.	11	96
USS Co. Ltd.	1	74
Valeo SA (b)	3	93
Vivendi Universal SA	52	1,630
Volkswagen AG (b)	7	2,552
Volvo AB - Class B	49	439
Whitbread Plc	8	142
William Hill Plc	16	70
Wolters Kluwer NV	13	269
WPP Group Plc	49	396
Yamada Denki Co. Ltd.	4	286
Yamaha Corp. (b)	9	145
Yamaha Motor Co. Ltd.	9	116
Yue Yuen Industrial Holdings Ltd. (b)	29	78
		45,208
CONSUMER STAPLES - 9.1%
AEON Co. Ltd.	29	298
Ajinomoto Co. Inc. (b)	30	286
Aryzta AG (c)	4	152
Asahi Breweries Ltd.	17	303
Associated British Foods Plc	16	200
Beiersdorf AG	4	257

British American Tobacco Plc	67	2,202
Cadbury Plc	62	623
Carlsberg A/S	3	245
Carrefour SA (b)	29	1,352
Casino Guichard Perrachon SA (b)	2	178
Coca Cola Hellenic Bottling Co. SA	8	165
Coca-Cola Amatil Ltd.	25	168
Coca-Cola West Holdings Co. Ltd.	2	50
Colruyt SA (b)	1	192
Danisco A/S	2	132
Delhaize Group	5	271
Diageo Plc	114	1,943
FamilyMart Co. Ltd.	3	114
Foster's Group Ltd.	86	386
Golden Agri-Resources Ltd.	231	52
Goodman Fielder Ltd.	61	69
Groupe Danone (b)	19	1,381
Heineken Holding NV	5	190
Heineken NV	11	452
Henkel AG & Co. KGaA	14	460
Imperial Tobacco Group Plc	46	1,475
InBev NV (b)	8	503
Ito En Ltd. (b)	3	36
J Sainsbury Plc	46	286
Japan Tobacco Inc.	-	754
Jeronimo Martins SGPS SA	5	39
Kao Corp.	23	617
Kerry Group Plc	7	196
Kesko Oyj	3	80
Kikkoman Corp. (b)	7	95
Kirin Holdings Co. Ltd.	36	473
Koninklijke Ahold NV	54	626
Lawson Inc. (b)	3	148
Lindt & Spruengli AG (b)	-	90
Lion Nathan Ltd.	13	101
L'Oreal SA (b)	11	1,067
Meiji Dairies Corp. (b)	12	64
Metcash Ltd.	32	103
Metro AG	5	256
Nestle SA	176	7,611
Nippon Meat Packers Inc.	9	136
Nisshin Seifun Group Inc. (b)	7	100
Nissin Food Products Co. Ltd.	4	125
Olam International Ltd. (b) (e) (t)	56	71
Parmalat SpA	72	170
Pernod-Ricard SA (b)	7	650
Reckitt Benckiser Plc	27	1,308
SABMiller Plc	40	783
Sapporo Holdings Ltd. (b)	10	74
Seven & I Holdings Co. Ltd.	38	1,096

Shiseido Co. Ltd.	15	336
Swedish Match AB	11	197
Tate & Lyle Plc	19	133
Tesco Plc	351	2,441
Toyo Suisan Kaisha Ltd.	4	101
Uni-Charm Corp. (b)	2	154
Unilever NV	73	2,048
Unilever Plc	58	1,575
UNY Co. Ltd.	8	81
Wesfarmers Ltd. (b)	36	827
Wilmar International Ltd. (b)	34	60
WM Morrison Supermarkets Plc	111	516
Woolworths Ltd.	54	1,194
Yakult Honsha Co. Ltd. (b)	4	126
Yamazaki Baking Co. Ltd. (b)	6	73
		41,116
ENERGY - 7.9%
Acergy SA (b)	10	99
Aker Kvaerner ASA	7	111
AMEC Plc	16	182
BG Group Plc	150	2,713
BP Plc	844	7,027
Cairn Energy Plc (c)	6	219
Caltex Australia Ltd.	7	67
Cie Generale de Geophysique-Veritas (c)	6	190
Cosmo Oil Co. Ltd.	25	59
ENI SpA	116	3,086
Frontline Ltd.	2	115
Fugro NV	3	164
Hellenic Petroleum SA	5	56
Idemitsu Kosan Co. Ltd.	1	82
Inpex Holdings Inc.	-	323
Japan Petroleum Exploration Co. (b)	1	72
Lundin Petroleum AB (c)	9	73
Mongolia Energy Co. Ltd. (c)	157	85
Neste Oil Oyj	6	125
Nippon Mining Holdings Inc.	38	153
Nippon Oil Corp.	59	297
OMV AG	8	320
Origin Energy Ltd.	41	530
Paladin Resources Ltd. (c)	25	76
Petroleum Geo-Services ASA (c)	8	104
Repsol YPF SA	33	978
Royal Dutch Shell Plc - Class A	159	4,586
Royal Dutch Shell Plc - Class B	123	3,443
Saipem SpA	12	362
Santos Ltd.	26	405
SBM Offshore NV	6	129
SeaDrill Ltd.	13	268
Showa Shell Sekiyu KK	10	93

Statoil ASA	58	1,379
Technip SA (b)	5	267
TonenGeneral Sekiyu KK (b)	14	114
Total SA (b)	97	5,878
Tullow Oil Plc	32	404
Woodside Petroleum Ltd.	21	863
WorleyParsons Ltd.	7	169
		35,666
FINANCIALS - 25.9%
3i Group Plc	18	226
77 Bank Ltd.	17	86
Acom Co. Ltd. (b)	3	95
Aegon NV	62	552
AEON Credit Service Co. Ltd.	3	27
AEON Mall Co. Ltd.	3	84
Aiful Corp.	3	24
Aioi Insurance Co. Ltd. (b)	19	95
Alleanza Assicurazioni SpA	20	183
Alliance & Leicester Plc	16	78
Allianz SE	20	2,772
Allied Irish Banks Plc	41	336
Alpha Bank AE	17	372
AMP Ltd.	86	490
Anglo Irish Bank Corp. Plc (b)	34	187
Aozora Bank Ltd.	28	43
Ascendas Real Estate Investment Trust	47	62
Assicurazioni Generali SpA	48	1,588
ASX Ltd. (b)	8	196
Atrium European Real Estate Ltd. (c)	15	110
Australia & New Zealand Banking Group Ltd.	87	1,341
Aviva Plc	120	1,042
AXA Asia Pacific Holdings Ltd.	39	161
AXA SA (b)	69	2,262
Babcock & Brown Ltd. (b)	11	18
Baloise Holding AG	2	151
Banca Carige SpA (b)	29	97
Banca Monte dei Paschi di Siena SpA (b)	115	287
Banca Popolare di Milano SCRL	17	141
Banche Popolari Unite SCPA	28	603
Banco Bilbao Vizcaya Argentaria SA	159	2,573
Banco BPI SA	11	34
Banco Comercial Portugues SA (b)	101	166
Banco de Sabadell SA	42	323
Banco Espirito Santo SA	10	125
Banco Popular Espanol SA (b)	35	412
Banco Popular SC	29	456
Banco Santander SA	280	4,197
Bank of East Asia Ltd.	66	207
Bank of Ireland Co. (b)	45	254
Bank of Kyoto Ltd. (b)	14	143

Bank of Yokohama Ltd. (b)	55	272
Bankinter SA	11	143
Barclays Plc (b)	364	2,161
Bendigo and Adelaide Bank Ltd. (b)	12	115
BNP Paribas (b)	36	3,480
BOC Hong Kong Holdings Ltd.	161	288
British Land Co. Plc	23	317
CapitaCommercial Trust (b)	43	40
CapitaLand Ltd.	81	177
CapitaMall Trust	54	86
CFS Retail Property Trust (b)	68	124
Cheung Kong Holdings Ltd.	63	714
China Bank Ltd.	35	184
Chinese Estates Holdings Ltd.	34	42
Chugoku Bank Ltd. (b)	7	98
Chuo Mitsui Trust Holding Inc.	42	227
CITIC International Financial Holdings Ltd. (c)	87	58
City Developments Ltd.	23	144
CNP Assurances SA	2	179
Commerzbank AG	29	427
Commonwealth Bank of Australia (b)	59	2,087
Corio NV	2	148
Credit Agricole SA (b)	39	759
Credit Saison Co. Ltd.	8	127
Credit Suisse Group AG	47	2,182
Criteria Caixacorp SA	37	179
Daiwa Securities Group Inc. (b)	60	437
Danske Bank A/S	21	495
DBS Group Holdings Ltd.	55	655
Deutsche Bank AG	24	1,739
Deutsche Boerse AG	9	813
Deutsche Postbank AG	4	143
Dexia SA (b)	24	264
Dexus Property Group	135	158
DnB NOR ASA	34	266
EFG Eurobank Ergasias SA	14	252
EFG International AG	2	58
Erste Group Bank AG (b)	9	432
Eurazeo	1	89
Fondiaria-Sai SpA	3	72
Fortis	101	623
Friends Provident Plc	103	175
Fukuoka Financial Group Inc.	35	129
Gecina SA	1	68
Goodman Group (b)	66	133
GPT Group (b)	104	152
Groupe Bruxelles Lambert SA	4	304
Gunma Bank Ltd. (b)	19	108
Hachijuni Bank Ltd. (b)	19	103
Hammerson Plc	12	220

Hang Lung Group Ltd.	37	117
Hang Lung Properties Ltd.	96	226
Hang Seng Bank Ltd.	34	639
Hannover Rueckversicherung AG	2	89
HBOS Plc	233	528
Henderson Land Development Co. Ltd.	50	223
Hiroshima Bank Ltd.	24	90
Hokugin Financial Group Inc.	55	123
Hong Kong Exchanges & Clearing Ltd.	47	573
Hopewell Holdings Ltd.	30	109
HSBC Holdings Plc	538	8,702
Hypo Real Estate Holding AG	7	42
Hysan Development Co. Ltd.	29	75
Icade SA	1	73
ICAP Plc	24	153
IFIL - Investments SpA	13	60
IMMOEAST AG (c)	21	54
IMMOFINANZ Immobilien Anlagen AG (b)	21	75
ING Groep NV	85	1,827
Insurance Australia Group Ltd.	88	291
Intesa Sanpaolo SpA	385	2,071
Investec Plc (b)	18	100
Investor AB - Class B	21	384
Irish Life & Permanent Plc	11	79
Istituto Finanziario Industriale SpA (c)	3	29
IVG Immobilien AG	4	43
Iyo Bank Ltd. (b)	10	109
Jafco Co. Ltd.	1	53
Japan Prime Realty Investment Corp. (b)	-	59
Japan Real Estate Investment Corp.	-	161
Japan Retail Fund Investment Corp.	-	74
Joyo Bank Ltd. (b)	32	146
Julius Baer Holding AG	10	484
Jyske Bank A/S (b) (c)	2	123
KBC Ancora	1	86
KBC Groep NV	7	614
Keppel Land Ltd. (b)	16	32
Kerry Properties Ltd.	31	99
Klepierre (b)	3	126
Land Securities Group Plc	22	490
Legal & General Group Plc	273	492
Lend Lease Corp. Ltd.	17	129
Leopalace21 Corp. (b)	6	49
Liberty International Plc	12	201
Link Real Estate Investment Trust	95	196
Lloyds TSB Group Plc	266	1,070
London Stock Exchange Group Plc	7	115
Macquarie Group Ltd. (b)	13	390
Macquarie Office Trust (b)	93	59
Man Group Plc	78	478

Mapfre SA	29	126
Marfin Investment Group SA (c)	26	185
Mediobanca SpA	23	313
Mediolanum SpA (b)	12	54
Mirvac Group (b)	47	96
Mitsubishi Estate Co. Ltd.	52	1,025
Mitsubishi UFJ Financial Group Inc.	462	4,026
Mitsubishi UFJ Lease & Finance Co. Ltd. (b)	3	95
Mitsui Fudosan Co. Ltd.	37	715
Mitsui Sumitomo Insurance Group Holdings Inc.	17	593
Mizuho Financial Group Inc. (b)	-	1,894
Mizuho Trust & Banking Co. Ltd.	61	84
Muenchener Rueckversicherungs AG	9	1,387
National Australia Bank Ltd. (b)	74	1,489
National Bank of Greece SA	22	893
Nationale A Portefeuille	2	109
Natixis (b)	45	150
New World Development Ltd.	102	113
Nippon Building Fund Inc.	-	232
Nipponkoa Insurance Co. Ltd.	29	163
Nishi-Nippon City Bank Ltd. (b)	35	87
Nomura Holdings Inc. (b)	80	1,041
Nomura Real Estate Holdings Inc. (b)	3	64
Nomura Real Estate Office Fund Inc.	-	75
Nordea Bank AB	93	1,105
NTT Urban Development Corp.	-	61
Old Mutual Plc	218	305
ORIX Corp.	4	508
Oversea-Chinese Banking Corp.	111	558
Pargesa Holding SA (b)	1	97
Perpetual Ltd. (b)	2	61
Piraeus Bank SA	14	287
Pohjola Bank Plc	5	69
Promise Co. Ltd. (b)	2	45
Prudential plc (a)	112	1,024
QBE Insurance Group Ltd.	40	872
Raiffeisen International Bank Holding AG (b)	3	183
Resona Holdings Inc. (b)	-	299
Royal Bank of Scotland Group Plc	739	2,383
RSA Insurance Group Plc	148	396
Sampo Oyj	19	435
Sapporo Hokuyo Holdings Inc.	-	70
SBI Holdings Inc.	1	116
Schroders Plc	6	102
SCOR SE (b)	8	154
Segro Plc	20	151
Shinko Securities Co. Ltd.	22	62
Shinsei Bank Ltd.	72	221
Shizuoka Bank Ltd.	27	266
Singapore Exchange Ltd. (b)	37	161

Sino Land Co.	79	88
Skandinaviska Enskilda Banken AB	20	316
SNS Reaal	7	78
Societe Generale - Class A (b)	21	1,870
Sompo Japan Insurance Inc.	39	331
Sony Financial Holdings Inc.	-	146
St. George Bank Ltd.	26	605
Standard Chartered Plc	63	1,559
Standard Life Plc (e) (u)	95	416
Stockland Corp. Ltd.	68	306
Storebrand ASA (b)	16	94
Sumitomo Mitsui Financial Group Inc. (b)	-	1,875
Sumitomo Realty & Development Co. Ltd.	18	381
Sumitomo Trust & Banking Co. Ltd.	64	426
Sun Hung Kai Properties Ltd.	63	649
Suncorp-Metway Ltd.	43	325
Suruga Bank Ltd. (b)	9	105
Svenska Handelsbanken - Class A (b)	21	464
Swedbank AB (b)	16	213
Swire Pacific Ltd.	36	316
Swiss Life Holding (c)	2	238
Swiss Reinsurance	16	866
Sydbank A/S	3	87
T&D Holdings Inc.	9	457
Takefuji Corp. (b)	5	71
Tokio Marine Holdings Inc.	31	1,132
Tokyo Tatemono Co. Ltd.	14	67
Tokyu Land Corp. (b)	20	74
Topdanmark A/S (c)	1	94
TrygVesta AS (b)	1	85
UBS AG (c)	131	2,243
Unibail-Rodamco (b)	4	740
UniCredito Italiano SpA	507	1,895
Unipol Gruppo Finanziario SpA	69	129
United Overseas Bank Ltd.	55	658
UOL Group Ltd.	23	40
Vienna Insurance Group	2	96
Westfield Group (b)	79	1,084
Westpac Banking Corp. (b)	85	1,507
Wharf Holdings Ltd.	60	171
Wheelock & Co. Ltd.	38	68
Wing Hang Bank Ltd.	9	70
Wing Lung Bank Ltd.	3	60
Yamaguchi Financial Group Inc.	9	110
Yanlord Land Group Ltd.	20	13
Zurich Financial Services AG	6	1,798
		117,271
HEALTH CARE - 8.2%
Actelion Ltd. (c)	4	225
Alfresa Holdings Corp. (b)	1	68

Astellas Pharma Inc.	22	918
AstraZeneca Plc	65	2,850
Bayer AG	34	2,503
Celesio AG	4	161
Chugai Pharmaceutical Co. Ltd. (b)	10	159
Cie Generale d'Optique Essilor International SA (b)	9	447
Cochlear Ltd.	3	123
Coloplast A/S (b)	1	74
CSL Ltd.	26	774
Daiichi Sankyo Co. Ltd.	31	798
Dainippon Sumitomo Pharma Co. Ltd.	6	49
Eisai Co. Ltd. (b)	11	437
Elan Corp. Plc (c)	22	228
Fresenius Medical Care AG & Co. KGaA	9	445
Fresenius SE	1	104
Getinge AB - Class B	8	162
GlaxoSmithKline Plc	245	5,306
Grifols SA	5	138
Hisamitsu Pharmaceutical Co. Inc. (b)	3	123
Kyowa Hakko Kogyo Co. Ltd. (b)	12	123
Lonza Group AG (b)	2	268
Mediceo Paltac Holdings Co. Ltd. (b)	7	80
Merck KGaA	3	314
Mitsubishi Tanabe Pharma Corp.	9	125
Nobel Biocare Holding AG	5	184
Novartis AG	107	5,610
Novo-Nordisk A/S - Class B	21	1,073
Olympus Corp. (b)	10	292
ONO Pharmaceutical Co. Ltd.	4	199
Orion Oyj	4	76
Parkway Holdings Ltd.	32	42
Roche Holding AG	31	4,925
Sanofi-Aventis SA (b)	47	3,093
Santen Pharmaceutical Co. Ltd.	3	86
Shionogi & Co. Ltd.	14	284
Shire Ltd.	26	404
Smith & Nephew Plc	39	412
Sonic Healthcare Ltd.	15	155
Sonova Holding AG	2	144
Straumann Holding AG	-	89
Suzuken Co. Ltd. (b)	3	90
Synthes Inc.	3	377
Taisho Pharmaceutical Co. Ltd.	5	99
Takeda Pharmaceutical Co. Ltd.	37	1,868
Terumo Corp.	7	386
UCB SA	4	154
William Demant Holding AS (c)	1	50
		37,094
INDUSTRIALS - 11.1%
A P Moller - Maersk A/S	-	435

A P Moller - Maersk A/S	-	207
ABB Ltd. (c)	98	1,904
Abertis Infraestructuras SA	12	245
ACS Actividades de Construccion y Servicios SA	9	353
Adecco SA	5	237
Aeroports de Paris	1	101
Air France-KLM (b)	6	146
Alfa Laval AB	18	182
All Nippon Airways Co. Ltd. (b)	31	110
Alstom SA	9	715
Amada Co. Ltd.	17	93
Andritz AG	2	85
Asahi Glass Co. Ltd.	46	404
Asciano Group	26	67
Assa Abloy AB (b)	15	178
Atlantia SpA	12	250
Atlas Copco AB - Class A	30	338
Atlas Copco AB - Class B	18	183
Auckland International Airport Ltd.	43	56
BAE Systems Plc	157	1,155
Balfour Beatty Plc	23	127
Bilfinger Berger AG	2	92
Boart Longyear Group	62	56
Bouygues (b)	11	507
Brambles Ltd.	62	389
Brisa-Auto Estradas de Portugal SA (b)	13	133
British Airways Plc	27	82
Bunzl Plc	14	166
Bureau Veritas SA	2	85
Capita Group Plc	28	348
Cargotec Corp. - Class B	2	36
Cathay Pacific Airways Ltd.	49	84
Central Japan Railway Co.	-	660
Cie de Saint-Gobain (b)	13	659
Cintra Concesiones de Infraestructuras de Transporte SA (b)	10	117
Cobham Plc	53	180
ComfortDelgro Corp. Ltd.	94	99
Cosco Corp. Singapore Ltd.	36	39
CSR Ltd.	43	87
Dai Nippon Printing Co. Ltd.	26	351
Daikin Industries Ltd.	12	411
Deutsche Lufthansa AG	11	206
Deutsche Post AG (b)	38	783
DSV A/S	8	128
East Japan Railway Co.	-	1,148
Eiffage SA	2	84
European Aeronautic Defence & Space Co. NV (b)	15	259
Experian Plc	46	308
Fanuc Ltd.	9	639
Finmeccanica SpA	14	299

Firstgroup Plc	22	210
FLSmidth & Co. A/S	2	126
Fomento de Construcciones y Contratas SA	2	99
Fraport AG Frankfurt Airport Services Worldwide	2	89
Fraser and Neave Ltd.	42	104
Fuji Electric Holdings Co. Ltd. (b)	27	65
Furukawa Electric Co. Ltd. (b)	30	132
G4S Plc	58	210
Gamesa Corp. Tecnologica SA	8	290
GEA Group AG	6	126
Geberit AG	2	223
Grupo Ferrovial SA (b)	3	135
Hamburger Hafen und Logistik AG	1	57
Hankyu Hanshin Holdings Inc.	55	254
Hays Plc	63	91
Hino Motors Ltd.	13	53
Hitachi Construction Machinery Co. Ltd. (b)	5	124
Hochtief AG	2	95
Hong Kong Aircraft Engineering Co. Ltd.	3	37
Hutchison Whampoa Ltd.	94	722
Iberia Lineas Aereas de Espana	21	50
IHI Corp. (b)	61	96
IMI Plc	15	102
Invensys Plc (c)	37	136
ITOCHU Corp.	67	404
Japan Airlines Corp. (b) (c)	41	84
Japan Steel Works Ltd. (b)	15	186
JGC Corp.	9	144
JS Group Corp. (b)	13	161
JTEKT Corp. (b)	9	107
Kajima Corp. (b)	36	109
Kamigumi Co. Ltd. (b)	11	83
Kawasaki Heavy Industries Ltd.	66	141
Kawasaki Kisen Kaisha Ltd.	27	167
Keihin Electric Express Railway Co. Ltd. (b)	20	131
Keio Corp. (b)	25	135
Keisei Electric Railway Co. Ltd.	12	66
Keppel Corp. Ltd.	58	320
Kinden Corp.	5	48
Kintetsu Corp. (b)	72	251
Komatsu Ltd.	40	652
Kone Oyj	7	197
Koninklijke Boskalis Westminster NV	2	82
Koninklijke Philips Electronics NV	46	1,244
Kubota Corp.	51	322
Kuehne & Nagel International AG	2	165
Kurita Water Industries Ltd.	6	129
Legrand SA	4	89
Leighton Holdings Ltd. (b)	6	197
Macquarie Airports	32	69

Macquarie Infrastructure Group (b)	112	213
MAN AG	5	310
Marubeni Corp.	73	331
Matsushita Electric Works Ltd. (b)	18	160
Meggitt Plc	29	99
Metso Oyj	6	144
Minebea Co. Ltd. (b)	18	68
Mitsubishi Corp.	61	1,279
Mitsubishi Electric Corp.	85	574
Mitsubishi Heavy Industries Ltd. (b)	147	638
Mitsubishi Logistics Corp. (b)	5	63
Mitsui & Co. Ltd.	78	968
Mitsui Engineering & Shipbuilding Co. Ltd.	35	67
Mitsui OSK Lines Ltd.	52	452
MTR Corp.	65	191
National Express Group Plc	6	89
Neptune Orient Lines Ltd. (b)	18	23
NGK Insulators Ltd.	12	147
Nippon Express Co. Ltd.	34	152
Nippon Sheet Glass Co. Ltd. (b)	25	129
Nippon Yusen KK (b)	51	332
Noble Group Ltd.	60	57
NSK Ltd. (b)	21	121
NTN Corp. (b)	18	94
NWS Holdings Ltd.	33	59
Obayashi Corp.	29	147
OC Oerlikon Corp AG (c)	-	62
Odakyu Electric Railway Co. Ltd. (b)	28	207
OKUMA Corp. (b)	7	41
Orient Overseas International Ltd.	10	25
Orkla ASA	36	334
Pacific Basin Shipping Ltd.	83	69
Prysmian SPA	5	91
Qantas Airways Ltd.	44	112
Q-Cells AG (c)	3	228
Randstad Holdings NV	5	125
Renewable Energy Corp. AS (b) (c)	7	122
Rentokil Initial Plc	82	102
Rheinmetall AG	2	93
Rockwool International AS (b)	-	27
Rolls-Royce Group Plc (c)	82	494
Ryanair Holdings Plc (c)	2	6
Sacyr Vallehermoso SA (b)	4	65
Safran SA (b)	8	143
Sandvik AB	46	490
Scania AB	16	192
Schindler Holding AG	2	148
Schneider Electric SA (virt-x) (b)	10	842
Secom Co. Ltd.	10	404
Securitas AB - Class B	15	170

SembCorp Industries Ltd.	41	94
SembCorp Marine Ltd. (b)	41	88
Serco Group Plc	23	149
SGS SA	-	254
Shimizu Corp. (b)	27	129
Shun TAK Holdings Ltd.	62	21
Siemens AG	39	3,625
Singapore Airlines Ltd.	24	245
Singapore Technologies Engineering Ltd.	59	112
Skanska AB	17	197
SKF AB - Class B	17	212
SMC Corp.	3	271
Smiths Group Plc	18	319
Societe BIC SA (b)	1	62
Sojitz Corp.	57	132
Solarworld AG	4	164
Sonae SGPS SA	39	30
Stagecoach Group Plc	26	120
Strabag SE	2	106
Suez Environnement SA (c)	12	299
Sulzer AG	1	143
Sumitomo Corp.	52	482
Sumitomo Electric Industries Ltd.	34	368
Sumitomo Heavy Industries Ltd.	27	129
Taisei Corp. (b)	44	115
Thales SA	4	213
THK Co. Ltd. (b)	6	90
TNT NV	17	483
Tobu Railway Co. Ltd. (b)	39	189
Tokyu Corp.	51	244
Toll Holdings Ltd. (b)	25	141
Tomkins Plc	41	115
Toppan Printing Co. Ltd.	23	179
TOTO Ltd. (b)	13	96
Toyota Tsusho Corp.	10	128
Transurban Group (b)	51	232
Ushio Inc.	5	88
Vallourec (b)	2	526
Vestas Wind Systems A/S (c)	8	718
Vinci SA (b)	18	868
Wartsila Oyj	4	164
Wendel (b)	1	95
West Japan Railway Co.	-	317
Wienerberger AG (b)	4	104
Wolseley Plc	30	227
Yamato Transport Co. Ltd.	18	200
YIT Oyj	6	63
Zardoya Otis SA (b)	6	131
Zodiac SA	2	80
		50,371

INFORMATION TECHNOLOGY - 5.0%
Advantest Corp. (b)	7	150
Alcatel-Lucent (c)	102	392
Alps Electric Co. Ltd.	9	68
ASM Pacific Technology Ltd. (b)	11	64
ASML Holding NV	20	349
Atos Origin SA	3	139
Brother Industries Ltd. (b)	10	102
Canon Inc.	48	1,805
Cap Gemini SA	6	284
Citizen Holdings Co. Ltd. (b)	14	94
Computershare Ltd. (b)	20	151
CSK Holdings Corp. (b)	3	47
Dassault Systemes SA (b)	3	161
Elpida Memory Inc. (b) (c)	6	105
Foxconn International Holdings Ltd. (c)	94	42
FUJIFILM Holdings Corp.	22	572
Fujitsu Ltd.	82	461
Hirose Electric Co. Ltd.	2	143
Hitachi High-Technologies Corp.	3	54
Hitachi Ltd.	152	1,026
Hoya Corp.	18	359
Ibiden Co. Ltd.	6	141
Indra Sistemas SA	4	96
Infineon Technologies AG (c)	34	189
Itochu Techno-Science Corp.	1	31
Keyence Corp.	2	324
Kingboard Chemical Holdings Ltd.	28	95
Konami Corp.	5	113
Konica Minolta Holdings Inc.	22	251
Kyocera Corp. (b)	7	547
Logica Plc	71	138
Logitech International SA (c)	8	177
Mabuchi Motor Co. Ltd.	1	59
Mitsumi Electric Co. Ltd. (b)	4	99
Murata Manufacturing Co. Ltd.	10	388
NEC Corp.	88	376
NEC Electronics Corp. (b) (c)	2	46
Neopost SA (b)	1	140
Nidec Corp. (b)	5	308
Nintendo Co. Ltd.	4	1,866
Nippon Electric Glass Co. Ltd.	17	154
Nokia Oyj	170	3,171
Nomura Research Institute Ltd.	5	105
NTT Data Corp.	-	225
Obic Co. Ltd.	-	49
Omron Corp. (b)	10	152
Oracle Corp. Japan	2	68
Otsuka Corp. (b)	1	39
Ricoh Co. Ltd.	29	408

Rohm Co. Ltd.	5	248
Sage Group Plc	59	206
SAP AG	39	2,076
Seiko Epson Corp. (b)	6	140
Shimadzu Corp.	10	81
Shinko Electric Industries Co. Ltd. (b)	3	24
Square Enix Co. Ltd. (b)	3	76
STMicroelectronics NV	30	303
Sumco Corp. (b)	5	82
TDK Corp.	6	280
Telefonaktiebolaget LM Ericsson - Class B	132	1,254
Tokyo Electron Ltd.	8	339
TomTom NV (c)	3	53
Toshiba Corp. (b)	136	593
Trend Micro Inc.	5	190
United Internet AG	7	70
Venture Corp. Ltd.	8	43
Yahoo! Japan Corp. (b)	1	227
Yaskawa Electric Corp.	11	63
Yokogawa Electric Corp.	10	63
		22,734
MATERIALS - 8.5%
Acerinox SA	6	107
Air Liquide (b)	11	1,209
Akzo Nobel NV	12	578
Alumina Ltd. (b)	54	136
Amcor Ltd.	36	160
Anglo American Plc	59	1,996
Antofagasta Plc	17	125
ArcelorMittal	39	1,967
Asahi Kasei Corp.	55	231
BASF SE	42	2,014
BHP Billiton Ltd. (b)	150	3,886
BHP Billiton Plc	99	2,234
BlueScope Steel Ltd. (b)	34	203
Boliden AB	13	56
Boral Ltd. (b)	28	140
Cimpor Cimentos de Portugal SA (b)	11	69
CRH Plc	24	509
Daicel Chemical Industries Ltd.	13	58
Daido Steel Co. Ltd. (b)	15	79
Denki Kagaku Kogyo K K (b)	18	47
DIC Corp.	31	59
Dowa Mining Co. Ltd. (b)	13	58
Eramet	-	92
Eurasian Natural Resources Corp.	15	135
Fletcher Building Ltd.	23	104
Fortescue Metals Group Ltd. (b) (c)	58	220
Givaudan SA	-	242
HeidelbergCement AG	1	113

Hitachi Chemical Co. Ltd.	5	64
Hitachi Metals Ltd. (b)	7	84
Holcim Ltd.	9	685
Holmen AB (b)	3	90
Imerys SA (b)	1	84
Incitec Pivot Ltd (c)	57	229
Italcementi SpA	4	41
Italcementi SpA (b)	3	40
James Hardie Industries NV	22	89
JFE Holdings Inc.	23	728
Johnson Matthey Plc	10	246
JSR Corp.	8	112
K+S AG	7	467
Kaneka Corp.	13	72
Kansai Paint Co. Ltd. (b)	10	62
Kazakhmys Plc	9	95
Kobe Steel Ltd. (b)	125	252
Koninklijke DSM NV	6	298
Kuraray Co. Ltd.	17	164
Lafarge SA (b)	7	703
Lee & Man Paper Manufacturing Ltd. (b)	18	10
Linde AG	6	654
Lonmin Plc	7	293
Maruichi Steel Tube Ltd. (b)	1	38
Mitsubishi Chemical Holdings Corp. (b)	59	314
Mitsubishi Gas Chemical Co. Inc.	19	92
Mitsubishi Materials Corp. (b)	49	154
Mitsubishi Rayon Co. Ltd. (b)	25	62
Mitsui Chemicals Inc. (b)	28	123
Mitsui Mining & Smelting Co. Ltd. (b)	25	58
Mondi Plc	15	70
Newcrest Mining Ltd.	20	413
Nippon Paper Group Inc.	-	123
Nippon Steel Corp. (b)	227	857
Nissan Chemical Industries Ltd.	7	64
Nisshin Steel Co. Ltd.	37	72
Nitto Denko Corp.	8	193
Norsk Hydro ASA	32	220
Novozymes A/S	2	180
OJI Paper Co. Ltd. (b)	40	201
OneSteel Ltd.	36	133
Orica Ltd.	16	272
OSAKA Titanium Technologies Co. Ltd. (b)	1	33
Outokumpu Oyj	6	88
Oxiana Ltd.	134	171
Rautaruukki Oyj	4	81
Rexam Plc	28	201
Rio Tinto Ltd. (b)	13	856
Rio Tinto Plc	45	2,801
Salzgitter AG	2	191
Shin-Etsu Chemical Co. Ltd.	19	880
Showa Denko KK	50	105
Sims Group Ltd.	7	173
Solvay SA	3	329
SSAB Svenskt Stal AB - Class A	9	136
SSAB Svenskt Stal AB - Class B	4	56
Stora Enso Oyj - Class R	26	258
Sumitomo Chemical Co. Ltd.	69	305
Sumitomo Metal Industries Ltd.	170	527
Sumitomo Metal Mining Co. Ltd.	24	241
Svenska Cellulosa AB	26	280
Syngenta AG	5	976
Taiheiyo Cement Corp. (b)	40	58
Taiyo Nippon Sanso Corp.	14	111
Teijin Ltd.	41	123
ThyssenKrupp AG	16	477
Titan Cement Co. SA	2	78
Toho Titanium Co. Ltd. (b)	1	15
Tokuyama Corp. (b)	10	58
Tokyo Steel Manufacturing Co. Ltd.	5	60
Toray Industries Inc. (b)	61	286
Tosoh Corp. (b)	21	62
Toyo Seikan Kaisha Ltd.	7	109
Ube Industries Ltd.	46	124
Umicore	6	175
UPM-Kymmene Oyj	23	364
Vedanta Resources Plc	7	136
Voestalpine AG	5	168
Wacker Chemie AG	1	96
Xstrata Plc	29	894
Yamato Kogyo Co. Ltd.	2	66
Yara International ASA	9	311
		38,487

TELECOMMUNICATION SERVICES - 5.7%
Belgacom SA	8	296
BT Group Plc	344	996
Cable & Wireless Plc	110	328
Deutsche Telekom AG	127	1,922
Elisa Oyj	7	130
France Telecom SA (b)	82	2,294
Hellenic Telecommunications Organization SA	13	228
Hutchison Telecommunications International Ltd. (c)	66	74
KDDI Corp.	-	731
Millicom International Cellular SA	3	219
Mobistar SA	2	107
Nippon Telegraph & Telephone Corp.	-	1,044
NTT DoCoMo Inc.	1	1,117
PCCW Ltd.	203	84
Portugal Telecom SGPS SA	27	275
Royal KPN NV	80	1,160
Singapore Telecommunications Ltd.	354	808
SoftBank Corp. (b)	33	434
Swisscom AG	1	311
Tele2 AB	14	160
Telecom Corp. of New Zealand Ltd. (b)	84	156
Telecom Italia SpA	451	671
Telecom Italia SpA - RNC	277	314
Telefonica SA	192	4,574
Telekom Austria AG	15	264
Telenor ASA	38	467
TeliaSonera AB	102	580
Telstra Corp. Ltd.	193	646
Vodafone Group Plc	2,379	5,254
		25,644
UTILITIES - 6.5%
Acciona SA (b)	1	200
AEM SpA	54	138
AGL Energy Ltd.	20	221
British Energy Group Plc	47	638
Centrica Plc	164	921
Cheung Kong Infrastructure Holdings Ltd. (b)	23	107
Chubu Electric Power Co. Inc.	29	690
Chugoku Electric Power Co. Inc. (b)	12	254
CLP Holdings Ltd.	91	733
Contact Energy Ltd.	13	67
Drax Group Plc	12	163
E.ON AG	85	4,283
Electric Power Development Co. Ltd. (b)	6	191
Electricite de France	9	641
Enagas SA	8	181
Enel SpA	193	1,612
Energias de Portugal SA	80	335
Fortum Oyj	20	668
Gas Natural SDG SA	5	194
Gaz de France	3	134

Hokkaido Electric Power Co. Inc.	9	180
Hokuriku Electric Power Co. (b)	8	185
Hong Kong & China Gas Co. Ltd.	184	420
Hongkong Electric Holdings Ltd.	62	386
Iberdrola Renovables SA (c)	40	174
Iberdrola SA	156	1,584
International Power Plc	69	447
Kansai Electric Power Co. Inc.	35	772
Kyushu Electric Power Co. Inc. (b)	17	346
National Grid Plc	111	1,412
Osaka Gas Co. Ltd.	87	300
Public Power Corp.	5	78
Red Electrica de Espana SA	5	251
RWE AG	22	2,026
Scottish & Southern Energy Plc	39	984
Severn Trent Plc	11	261
Shikoku Electric Power Co. Inc. (b)	8	203
Snam Rete Gas SpA	34	208
Suez SA (b)	49	2,388
Terna Rete Elettrica Nazionale SpA	52	191
Toho Gas Co. Ltd. (b)	20	110
Tohoku Electric Power Co. Inc. (b)	20	419
Tokyo Electric Power Co. Inc.	55	1,356
Tokyo Gas Co. Ltd.	105	438
Union Fenosa SA	16	403
United Utilities Group Plc	30	375
Veolia Environnement (b)	17	688
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	4	218
		29,174

Total Common Stocks (cost $498,872)		442,765

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Porsche Automobil Holding SE	4	435
Volkswagen AG	5	596
		1,031

HEALTH CARE - 0.1%
Fresenius SE	4	255

Total Preferred Stocks (cost $1,031)		1,286

RIGHTS - 0.0%
Alumina Ltd. - Rights (c) (f)	14	4
Leighton Holdings Ltd. - Rights (c) (f)	-	1
Dowa Mining Co. Ltd. (b) (f)	10	-

Total Rights (cost $0)		5

SHORT TERM INVESTMENTS - 18.0%
Mutual Funds - 1.4%
JNL Money Market Fund, 2.44% (a) (h)	6,147	6,147

Securities Lending Collateral - 16.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	75,647	74,248

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.75%, 12/18/08 (o)	920	919

Total Short Term Investments (cost $82,714)		81,314

Total Investments - 116.2% (cost $582,617)		525,370
Other Assets and Liabilities, Net - (16.2%)		(73,100)
Total Net Assets - 100%		$ 452,270

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 13.6%
99 Cents Only Stores (b) (c)	18	$ 202
Advance Auto Parts Inc. (b)	38	1,521
Aeropostale Inc. (b) (c)	26	842
American Eagle Outfitters Inc.	83	1,259
American Greetings Corp.	19	298
AnnTaylor Stores Corp. (b) (c)	22	461
ArvinMeritor Inc. (b)	30	396
Barnes & Noble Inc. (b)	14	377
Belo Corp.	34	202
Blyth Inc. (b)	9	97
Bob Evans Farms Inc. (b)	12	338
Borders Group Inc. (b)	26	171
BorgWarner Inc. (b)	47	1,527
Boyd Gaming Corp. (b)	22	202
Brinker International Inc.	41	734
Callaway Golf Co. (b)	27	377
Career Education Corp. (b) (c)	29	470
Carmax Inc. (b) (c)	88	1,237
Charming Shoppes Inc. (b) (c)	43	210
Cheesecake Factory Inc. (b) (c)	25	372
Chico's FAS Inc. (b) (c)	73	398
Chipotle Mexican Grill Inc. - Class A (b) (c)	13	744
Coldwater Creek Inc. (b) (c)	19	111
Collective Brands Inc. (c)	26	476
Corinthian Colleges Inc. (b) (c)	34	504
DeVry Inc.	25	1,220
Dick's Sporting Goods Inc. (c)	34	673
Dollar Tree Inc. (c)	36	1,319
DreamWorks Animation SKG Inc. (c)	32	1,017

Entercom Communications Corp. (b)	10	51
Foot Locker Inc.	61	979
Furniture Brands International Inc. (b)	17	174
Gentex Corp. (b)	57	816
Guess? Inc. (b)	24	841
HanesBrands Inc. (b) (c)	38	820
Harte-Hanks Inc. (b)	15	154
Hovnanian Enterprises Inc. - Class A (b) (c)	22	174
International Speedway Corp. - Class A	11	432
ITT Educational Services Inc. (b) (c)	13	1,021
J Crew Group Inc. (b) (c)	20	575
John Wiley & Sons Inc.	17	685
Lamar Advertising Co. (b) (c)	30	941
Lear Corp. (b) (c)	32	336
Life Time Fitness Inc. (b) (c)	13	418
Marvel Entertainment Inc. (b) (c)	20	673
Matthews International Corp. - Class A (b)	13	636
MDC Holdings Inc.	15	544
Media General Inc. (b)	9	116
Modine Manufacturing Co.	14	199
Mohawk Industries Inc. (b) (c)	22	1,515
NetFlix Inc. (b) (c)	17	518
NVR Inc. (c)	2	1,245
O'Reilly Automotive Inc. (c)	54	1,438
Pacific Sunwear of California Inc. (c)	24	163
PetSmart Inc.	51	1,255
Phillips-Van Heusen Corp.	20	764
Priceline.com Inc. (b) (c)	16	1,067
Regis Corp.	18	482
Rent-A-Center Inc. (b) (c)	27	603
Ross Stores Inc.	53	1,940
Ryland Group Inc. (b)	18	465
Saks Inc. (b) (c)	58	534
Scholastic Corp. (b)	11	284
Scientific Games Corp. - Class A (b) (c)	25	577
Service Corp. International	103	864
Sotheby's Holdings - Class A (b)	27	548
Strayer Education Inc.	6	1,147
Thor Industries Inc. (b)	15	360
Timberland Co. - Class A (b) (c)	18	321
Toll Brothers Inc. (b) (c)	52	1,318
Tupperware Brands Corp.	24	672
Under Armour Inc. - Class A (b) (c)	14	448
Urban Outfitters Inc. (b) (c)	46	1,453
Valassis Communications Inc. (b) (c)	19	162
Warnaco Group Inc. (c)	19	838
Wendy's/Arby's Group Inc	187	985
Williams-Sonoma Inc. (b)	34	545
		50,851
CONSUMER STAPLES - 3.8%

Alberto-Culver Co.	33	898
BJ's Wholesale Club Inc. (b) (c)	24	927
Church & Dwight Co. Inc.	27	1,658
Corn Products International Inc.	30	964
Energizer Holdings Inc. (c)	23	1,877
Hansen Natural Corp. (b) (c)	30	897
Hormel Foods Corp.	27	997
JM Smucker Co.	22	1,115
Lancaster Colony Corp. (b)	8	303
NBTY Inc. (c)	22	650
PepsiAmericas Inc.	23	467
Ralcorp Holdings Inc. (c)	23	1,519
Ruddick Corp.	16	516
Smithfield Foods Inc. (b) (c)	47	747
Tootsie Roll Industries Inc. (b)	10	296
Universal Corp. (b)	10	488
		14,319
ENERGY - 7.3%
Arch Coal Inc. (b)	58	1,902
Bill Barrett Corp. (b) (c)	14	460
Cimarex Energy Co. (b)	33	1,629
Denbury Resources Inc. (c)	99	1,883
Encore Acquisition Co. (c)	21	873
Exterran Holdings Inc. (c)	26	845
FMC Technologies Inc. (c)	51	2,376
Forest Oil Corp. (c)	36	1,784
Frontier Oil Corp. (b)	42	769
Helix Energy Solutions Group Inc. (b) (c)	36	872
Helmerich & Payne Inc.	42	1,821
Newfield Exploration Co. (c)	53	1,694
Oceaneering International Inc. (c)	22	1,180
Overseas Shipholding Group Inc. (b)	11	615
Patriot Coal Corp. (c)	25	723
Patterson-UTI Energy Inc. (b)	63	1,258
Plains Exploration & Production Co. (c)	43	1,516
Pride International Inc. (c)	69	2,053
Quicksilver Resources Inc. (b) (c)	45	892
Superior Energy Services Inc. (b) (c)	32	985
Tidewater Inc. (b)	21	1,144
		27,274
FINANCIALS - 19.0%
Affiliated Managers Group Inc. (b) (c)	16	1,357
Alexandria Real Estate Equities Inc. (b)	13	1,456
AMB Property Corp.	39	1,780
American Financial Group Inc.	30	887
AmeriCredit Corp. (b) (c)	47	479
Apollo Investment Corp. (b)	57	975
Arthur J Gallagher & Co. (b)	37	962
Associated Bancorp (b)	51	1,021
Astoria Financial Corp.	31	648

BancorpSouth Inc.	29	811
Bank of Hawaii Corp.	19	1,024
BRE Properties Inc. - Class A (b)	20	980
Brown & Brown Inc. (b)	46	1,001
Camden Property Trust (b)	21	980
Cathay General Bancorp (b)	19	455
City National Corp. (b)	16	876
Colonial BancGroup Inc. (b)	80	626
Commerce Bancshares Inc.	25	1,167
Cousins Properties Inc. (b)	17	427
Cullen/Frost Bankers Inc. (b)	24	1,384
Duke Realty Corp. (b)	59	1,447
Eaton Vance Corp. (b)	47	1,639
Equity One Inc. (b)	12	253
Essex Property Trust Inc. (b)	10	1,213
Everest Re Group Ltd.	25	2,139
Federal Realty Investors Trust (b)	24	2,021
Fidelity National Financial Inc. - Class A (b)	85	1,247
First American Corp.	37	1,096
First Niagara Financial Group Inc. (b)	47	738
FirstMerit Corp. (b)	32	668
Hanover Insurance Group Inc.	20	932
HCC Insurance Holdings Inc.	46	1,242
Health Care Real Estate Investment Trust (b)	41	2,173
Highwoods Properties Inc.	25	903
Horace Mann Educators Corp. (b)	15	197
Hospitality Properties Trust	38	780
Jefferies Group Inc. (b)	48	1,054
Jones Lang LaSalle Inc. (b)	16	711
Liberty Property Trust (b)	37	1,409
Macerich Co.	30	1,904
Mack-Cali Realty Corp.	26	872
Mercury General Corp. (b)	14	783
Nationwide Health Properties Inc. (b)	39	1,396
New York Community Bancorp Inc. (b)	138	2,311
Old Republic International Corp. (b)	93	1,180
PacWest Bancorp (b)	9	267
Philadelphia Consolidated Holding Co. (c)	23	1,360
PMI Group Inc. (b)	32	93
Potlatch Corp.	16	741
Protective Life Corp.	28	801
Raymond James Financial Inc. (b)	39	1,270
Rayonier Inc.	32	1,493
Realty Income Corp. (b)	40	1,016
Regency Centers Corp.	28	1,870
SEI Investments Co.	54	1,194
StanCorp Financial Group Inc.	20	976
SVB Financial Group (b) (c)	13	762
Synovus Financial Corp. (b)	113	1,165
TCF Financial Corp. (b)	46	835

UDR Inc. (b)	51	1,343
Unitrin Inc.	20	488
Waddell & Reed Financial Inc. - Class A	34	853
Washington Federal Inc. (b)	36	655
Webster Financial Corp. (b)	21	538
Weingarten Realty Investors (b)	30	1,070
WestAmerica Bancorp (b)	12	675
Wilmington Trust Corp. (b)	27	781
WR Berkley Corp.	56	1,323
		71,173
HEALTH CARE - 12.2%
Advanced Medical Optics Inc. (b) (c)	20	363
Affymetrix Inc. (c)	30	230
Apria Healthcare Group Inc. (c)	18	333
Beckman Coulter Inc.	25	1,770
Cephalon Inc. (b) (c)	27	2,110
Cerner Corp. (b) (c)	27	1,215
Charles River Laboratories International Inc. (b) (c)	27	1,510
Community Health Systems Inc. (c)	38	1,127
Covance Inc. (c)	25	2,232
DENTSPLY International Inc.	60	2,236
Edwards Lifesciences Corp. (b) (c)	23	1,302
Endo Pharmaceuticals Holdings Inc. (c)	47	942
Gen-Probe Inc. (c)	22	1,154
Health Management Associates Inc. (b) (c)	100	418
Health Net Inc. (c)	42	991
Henry Schein Inc. (c)	36	1,928
Hill-Rom Holdings Inc. (b)	25	766
Hologic Inc. (b) (c)	103	1,985
Idexx Laboratories Inc. (c)	24	1,306
Invitrogen Corp. (c)	37	1,399
Kindred Healthcare Inc. (c)	12	341
Kinetic Concepts Inc. (b) (c)	23	651
LifePoint Hospitals Inc. (b) (c)	21	668
Lincare Holdings Inc. (c)	30	888
Medics Pharmaceutical Corp. (b)	23	350
Omnicare Inc. (b)	42	1,200
PDL BioPharma Inc. (b)	47	438
Perrigo Co. (b)	31	1,198
Pharmaceutical Product Development Inc.	48	1,973
Psychiatric Solutions Inc. (b) (c)	22	826
Resmed Inc. (b) (c)	30	1,303
Sepracor Inc. (c)	44	807
STERIS Corp.	24	893
Techne Corp. (c)	16	1,119
Teleflex Inc.	16	1,012
United Therapeutics Corp. (b) (c)	9	940
Universal Health Services Inc. (b)	20	1,143
Valeant Pharmaceutical International (b) (c)	36	730
Varian Inc. (c)	12	512

VCA Antech Inc. (b) (c)	33	974
Vertex Pharmaceuticals Inc. (c)	60	1,985
WellCare Health Plans Inc. (c)	17	609
		45,877
INDUSTRIALS - 15.2%
AGCO Corp. (c)	37	1,567
AirTran Holdings Inc. (b) (c)	45	109
Alaska Air Group Inc. (b) (c)	14	289
Alexander & Baldwin Inc.	17	737
Alliant Techsystems Inc. (b) (c)	13	1,242
Ametek Inc.	43	1,744
Avis Budget Group Inc. (c)	40	228
BE Aerospace Inc. (c)	39	616
Brink's Co.	17	1,032
Carlisle Cos. Inc. (b)	24	718
Con-Way Inc. (b)	18	811
Copart Inc. (c)	26	997
Corporate Executive Board Co.	14	433
Corrections Corp. of America (c)	50	1,250
Crane Co.	19	562
Deluxe Corp.	21	309
Donaldson Co. Inc.	32	1,321
DRS Technologies Inc.	17	1,276
Dun & Bradstreet Corp.	22	2,063
Dycom Industries Inc. (b) (c)	16	204
Federal Signal Corp.	19	258
Flowserve Corp.	23	2,041
GATX Corp. (b)	19	757
Graco Inc. (b)	24	860
Granite Construction Inc. (b)	13	453
Harsco Corp.	34	1,257
Herman Miller Inc. (b)	22	539
HNI Corp. (b)	17	440
Hubbell Inc. - Class B	23	796
IDEX Corp.	33	1,028
JB Hunt Transport Services Inc. (b)	33	1,093
JetBlue Airways Corp. (b) (c)	73	359
Joy Global Inc.	43	1,949
Kansas City Southern (c)	36	1,616
KBR Inc.	68	1,040
Kelly Services Inc. - Class A (b)	10	199
Kennametal Inc.	31	835
Korn/Ferry International (b) (c)	18	325
Lincoln Electric Holdings Inc.	17	1,105
Manpower Inc.	32	1,374
Mine Safety Appliances Co. (b)	12	461
MPS Group Inc. (c)	37	371
MSC Industrial Direct Co. - Class A (b)	18	813
Navigant Consulting Inc. (b) (c)	18	362
Nordson Corp. (b)	14	679

Oshkosh Truck Corp.	31	410
Pentair Inc. (b)	40	1,371
Quanta Services Inc. (c)	70	1,898
Republic Services Inc. - Class A	62	1,858
Rollins Inc.	17	323
Roper Industries Inc.	36	2,045
Shaw Group Inc. (b) (c)	33	1,029
SPX Corp.	22	1,672
Stericycle Inc. (c)	34	2,016
Thomas & Betts Corp. (c)	23	904
Timken Co.	33	938
Trinity Industries Inc. (b)	33	844
United Rentals Inc. (c)	23	346
URS Corp. (c)	34	1,242
Wabtec Corp.	19	971
Werner Enterprises Inc. (b)	17	363
YRC Worldwide Inc. (b) (c)	24	284
		57,032
INFORMATION TECHNOLOGY - 12.9%
3Com Corp. (b) (c)	168	391
ACI Worldwide Inc. (b) (c)	13	228
Acxiom Corp.	27	340
ADC Telecommunications Inc. (b) (c)	48	405
ADTRAN Inc. (b)	23	443
Advent Software Inc. (b) (c)	7	232
Alliance Data Systems Corp. (b) (c)	27	1,709
Ansys Inc. (c)	36	1,350
Arrow Electronics Inc. (c)	48	1,258
Atmel Corp. (c)	181	613
Avnet Inc. (c)	60	1,485
Avocent Corp. (b) (c)	18	364
Broadridge Financial Solutions Inc.	56	869
Cadence Design Systems Inc. (c)	105	712
CommScope Inc. (b) (c)	28	976
Cree Inc. (b) (c)	35	807
Diebold Inc.	26	876
Digital River Inc. (b) (c)	15	474
DST Systems Inc. (b) (c)	17	961
F5 Networks Inc. (b) (c)	31	733
Factset Research Systems Inc. (b)	17	897
Fair Isaac Corp. (b)	19	444
Fairchild Semiconductor International Inc. (c)	51	452
FLIR Systems Inc. (b) (c)	56	2,143
Foundry Networks Inc. (b) (c)	59	1,076
Gartner Inc. - Class A (b) (c)	23	525
Global Payments Inc.	32	1,435
Imation Corp. (b)	12	269
Ingram Micro Inc. - Class A (c)	67	1,070
Integrated Device Technology Inc. (c)	66	517
International Rectifier Corp. (c)	30	562

Intersil Corp.	49	805
Jack Henry & Associates Inc. (b)	35	708
Lam Research Corp. (c)	50	1,583
Lender Processing Services Inc.	33	1,022
Macrovision Solutions Corp. (c)	34	521
McAfee Inc. (c)	61	2,058
Mentor Graphics Corp. (b) (c)	38	433
Metavante Technologies Inc. (c)	36	694
National Instruments Corp. (b)	22	667
NCR Corp. (c)	66	1,446
NeuStar Inc. - Class A (b) (c)	32	635
Palm Inc. (b)	42	248
Parametric Technology Corp. (b) (c)	46	854
Plantronics Inc. (b)	19	423
Polycom Inc. (b) (c)	33	767
RF Micro Devices Inc. (b) (c)	103	301
SAIC Inc. (c)	77	1,561
Semtech Corp. (b) (c)	24	333
Silicon Laboratories Inc. (c)	19	596
SRA International Inc. - Class A (c)	18	397
Sybase Inc. (c)	32	990
Synopsys Inc. (c)	58	1,153
Tech Data Corp. (c)	20	589
Trimble Navigation Ltd. (c)	48	1,254
ValueClick Inc. (b) (c)	34	349
Vishay Intertechnology Inc. (c)	76	502
Western Digital Corp. (c)	89	1,892
Wind River Systems Inc. (c)	27	273
Zebra Technologies Corp. (c)	26	712
		48,382
MATERIALS - 6.8%
Airgas Inc.	33	1,641
Albemarle Corp.	37	1,131
AptarGroup Inc.	27	1,065
Cabot Corp. (b)	26	822
Carpenter Technology Corp.	17	446
Chemtura Corp.	99	450
Cleveland-Cliffs Inc.	43	2,262
Commercial Metals Co.	45	755
Cytec Industries Inc.	19	745
Ferro Corp. (b)	17	343
FMC Corp.	30	1,540
Grief Inc.	14	902
Louisiana-Pacific Corp. (b)	36	332
Lubrizol Corp.	27	1,171
Martin Marietta Materials Inc. (b)	17	1,856
Minerals Technologies Inc.	7	439
Olin Corp. (b)	31	593
Packaging Corp. of America	42	965
Reliance Steel & Aluminum Co.	26	971

RPM International Inc.	51	986
Scotts Miracle-Gro Co. (b)	17	394
Sensient Technologies Corp.	20	552
Sonoco Products Co.	40	1,185
Steel Dynamics Inc. (b)	72	1,223
Temple-Inland Inc. (b)	41	630
Terra Industries Inc.	37	1,083
Valspar Corp. (b)	40	894
Worthington Industries Inc. (b)	24	351
		25,727
TELECOMMUNICATION SERVICES - 0.5%
Cincinnati Bell Inc. (b) (c)	93	287
Telephone & Data Systems Inc.	43	1,531
		1,818
UTILITIES - 7.7%
AGL Resources Inc.	31	967
Alliant Energy Corp.	44	1,426
Aqua America Inc. (b)	54	964
Black Hills Corp.	15	472
DPL Inc. (b)	44	1,103
Energen Corp.	29	1,302
Equitable Resources Inc.	52	1,923
Great Plains Energy Inc.	48	1,056
Hawaiian Electric Industries Inc. (b)	34	988
IDACORP Inc. (b)	18	535
MDU Resources Group Inc.	73	2,129
National Fuel Gas Co.	33	1,378
Northeast Utilities	62	1,599
NSTAR (b)	43	1,435
OGE Energy Corp.	37	1,143
Oneok Inc.	42	1,440
PNM Resources Inc. (b)	34	344
Puget Energy Inc.	52	1,388
SCANA Corp.	47	1,825
Sierra Pacific Resources	92	878
Vectren Corp.	32	885
Westar Energy Inc.	43	1,001
WGL Holdings Inc. (b)	20	656
Wisconsin Energy Corp.	47	2,103
		28,940

Total Common Stocks (cost $417,280)		371,393

SHORT TERM INVESTMENTS - 30.5%
Mutual Funds - 1.1%
JNL Money Market Fund, 2.44% (a) (h)	4,232	4,232

Securities Lending Collateral - 29.3%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	112,219	110,143

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.75%, 12/18/08 (o)	265	265

Total Short Term Investments (cost $116,716)		114,640

Total Investments - 129.5% (cost $533,996)		486,033
Other Assets and Liabilities, Net - (29.5%)		(110,785)
Total Net Assets - 100%		$ 375,248

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 8.3%
Abercrombie & Fitch Co. - Class A	5	$ 179
Amazon.com Inc. (b) (c)	17	1,221
Apollo Group Inc. - Class A (c)	6	356
AutoNation Inc. (b) (c)	7	77
AutoZone Inc. (c)	2	274
Bed Bath & Beyond Inc. (b) (c)	14	431
Best Buy Co. Inc. (b)	18	685
Big Lots Inc. (b) (c)	5	128
Black & Decker Corp. (b)	3	182
Carnival Corp.	23	803
CBS Corp. - Class B (b)	35	515
Centex Corp.	6	102
Coach Inc. (c)	18	447
Comcast Corp. - Class A	153	3,009
Darden Restaurants Inc.	8	217
Dillard's Inc. - Class A (b)	3	30
DirecTV Group Inc. (b) (c)	31	821
DR Horton Inc. (b)	15	191
Eastman Kodak Co. (b)	15	236
Expedia Inc. (c)	12	181
Family Dollar Stores Inc. (b)	7	169
Ford Motor Co. (b) (c)	116	605
Fortune Brands Inc.	8	459
GameStop Corp. - Class A (c)	9	306
Gannett Co. Inc. (b)	12	198
Gap Inc.	25	438
General Motors Corp. (b)	29	273
Genuine Parts Co.	9	357
Goodyear Tire & Rubber Co. (b) (c)	12	187
H&R Block Inc.	17	392
Harley-Davidson Inc. (b)	13	477
Harman International Industries Inc. (b)	3	101
Hasbro Inc. (b)	7	229
Home Depot Inc.	89	2,310
International Game Technology	16	279
Interpublic Group of Cos. Inc. (b) (c)	25	194
J.C. Penney Co. Inc.	11	381

Johnson Controls Inc.	31	937
Jones Apparel Group Inc. (b)	5	91
KB Home (b)	4	76
Kohl's Corp. (c)	16	735
Leggett & Platt Inc. (b)	8	181
Lennar Corp. (b)	6	96
Limited Brands Inc.	16	274
Liz Claiborne Inc. (b)	5	82
Lowe's Cos. Inc.	76	1,808
Macy's Inc.	22	404
Marriott International Inc. - Class A	16	426
Mattel Inc.	19	335
McDonald's Corp.	59	3,650
McGraw-Hill Cos. Inc.	17	538
Meredith Corp. (b)	2	63
New York Times Co. - Class A (b)	8	111
Newell Rubbermaid Inc.	14	249
News Corp. Inc. - Class A	120	1,439
Nike Inc. - Class B	21	1,378
Nordstrom Inc. (b)	8	242
Office Depot Inc. (c)	14	80
Omnicom Group Inc.	17	641
Polo Ralph Lauren Corp. (b)	3	198
Pulte Homes Inc. (b)	11	148
RadioShack Corp.	7	124
Scripps Networks Interactive Inc. (b)	5	164
Sears Holdings Corp. (b) (c)	3	305
Sherwin-Williams Co. (b)	5	293
Snap-On Inc.	3	170
Stanley Works	4	166
Staples Inc.	37	840
Starbucks Corp. (c)	38	562
Starwood Hotels & Resorts Worldwide Inc.	10	269
Target Corp.	40	1,968
Tiffany & Co. (b)	7	248
Time Warner Inc.	188	2,467
TJX Cos. Inc.	23	690
VF Corp. (b)	5	360
Viacom Inc. - Class B (c)	33	817
Walt Disney Co.	99	3,025
Washington Post Co.	-	165
Whirlpool Corp. (b)	4	305
Wyndham Worldwide Corp.	9	137
Yum! Brands Inc.	25	822
		45,519
CONSUMER STAPLES - 11.9%
Altria Group Inc.	109	2,167
Anheuser-Busch Cos. Inc.	38	2,450
Archer-Daniels-Midland Co.	33	733
Avon Products Inc.	22	923

Brown-Forman Corp. - Class B (b)	4	308
Campbell Soup Co.	12	446
Clorox Co.	7	448
Coca-Cola Co.	104	5,515
Coca-Cola Enterprises Inc.	17	279
Colgate-Palmolive Co.	26	1,995
ConAgra Foods Inc.	25	483
Constellation Brands Inc. - Class A (b) (c)	10	208
Costco Wholesale Corp.	23	1,483
CVS Caremark Corp.	75	2,537
Dean Foods Co. (b) (c)	8	190
Estee Lauder Cos. Inc. (b)	6	299
General Mills Inc.	17	1,199
Hershey Co. (b)	9	358
HJ Heinz Co.	16	818
Kellogg Co.	13	753
Kimberly-Clark Corp.	22	1,414
Kraft Foods Inc. - Class A	80	2,611
Kroger Co.	35	962
Lorillard Inc.	9	643
McCormick & Co. Inc.	7	264
Molson Coors Brewing Co.	8	370
Pepsi Bottling Group Inc.	7	195
PepsiCo Inc.	82	5,861
Philip Morris International Inc.	109	5,233
Procter & Gamble Co.	159	11,111
Reynolds American Inc.	9	426
Safeway Inc.	23	541
Sara Lee Corp.	37	468
SUPERVALU Inc.	11	238
SYSCO Corp.	31	964
Tyson Foods Inc.	16	185
UST Inc.	8	510
Walgreen Co.	52	1,598
Wal-Mart Stores Inc.	118	7,080
Whole Foods Market Inc. (b)	7	137
WM Wrigley Jr. Co.	11	891
		65,294
ENERGY - 13.0%
Anadarko Petroleum Corp.	24	1,183
Apache Corp.	18	1,831
Baker Hughes Inc.	16	974
BJ Services Co.	16	297
Cabot Oil & Gas Corp. - Class A	6	212
Cameron International Corp. (b) (c)	12	458
Chesapeake Energy Corp. (b)	27	981
Chevron Corp.	108	8,908
ConocoPhillips	80	5,848
Consol Energy Inc.	9	434
Devon Energy Corp.	23	2,122

El Paso Corp. (b)	38	490
ENSCO International Inc.	7	428
EOG Resources Inc.	13	1,157
Exxon Mobil Corp.	273	21,187
Halliburton Co.	46	1,491
Hess Corp.	15	1,220
Marathon Oil Corp.	37	1,471
Massey Energy Co.	4	149
Murphy Oil Corp.	10	633
Nabors Industries Ltd. (c)	15	366
National Oilwell Varco Inc. (c)	22	1,086
Noble Corp.	14	611
Noble Energy Inc.	9	495
Occidental Petroleum Corp.	43	3,017
Peabody Energy Corp. (b)	15	658
Pioneer Natural Resources Co.	6	328
Range Resources Corp.	8	339
Rowan Cos. Inc. (b)	6	197
Schlumberger Ltd.	63	4,920
Smith International Inc.	11	657
Southwestern Energy Co. (c)	18	541
Spectra Energy Corp.	33	783
Sunoco Inc.	6	213
Tesoro Corp. (b)	7	112
Transocean Inc. - New Shares (c)	17	1,826
Valero Energy Corp.	27	833
Weatherford International Ltd. (c)	35	889
Williams Cos. Inc.	31	723
XTO Energy Inc.	29	1,342
		71,410
FINANCIALS - 15.4%
AFLAC Inc.	25	1,455
Allstate Corp.	28	1,312
American Capital Ltd. (b)	10	262
American Express Co.	60	2,140
American International Group Inc.	144	479
Ameriprise Financial Inc.	12	447
Aon Corp.	15	656
Apartment Investment & Management Co. (b)	5	171
Assurant Inc.	6	342
AvalonBay Communities Inc. (b)	4	393
Bank of America Corp.	240	8,383
Bank of New York Mellon Corp. (a)	60	1,961
BB&T Corp. (b)	28	1,076
Boston Properties Inc.	6	581
Capital One Financial Corp. (b)	20	996
CB Richard Ellis Group Inc. - Class A (b) (c)	8	113
Charles Schwab Corp.	49	1,264
Chubb Corp.	19	1,045
Cincinnati Financial Corp.	8	230

CIT Group Inc. (b)	15	106
Citigroup Inc.	286	5,866
CME Group Inc.	3	1,297
Comerica Inc. (b)	8	252
Developers Diversified Realty Corp. (b)	6	185
Discover Financial Services	25	346
E*Trade Financial Corp. (b) (c)	34	95
Equity Residential	14	622
Federated Investors Inc. - Class B	5	147
Fifth Third Bancorp (b)	30	352
First Horizon National Corp. (b)	11	101
Franklin Resources Inc.	8	717
General Growth Properties Inc. (b)	12	181
Genworth Financial Inc. - Class A	22	190
Goldman Sachs Group Inc.	23	2,919
Hartford Financial Services Group Inc.	16	649
HCP Inc. (b)	13	515
Host Hotels & Resorts Inc. (b)	27	356
Hudson City Bancorp Inc.	28	513
Huntington Bancshares Inc. (b)	17	138
IntercontinentalExchange Inc. (c)	4	319
Invesco Ltd.	20	420
Janus Capital Group Inc. (b)	8	196
JPMorgan Chase & Co.	193	9,026
KeyCorp	26	310
Kimco Realty Corp. (b)	12	441
Legg Mason Inc. (b)	7	272
Leucadia National Corp. (b)	10	445
Lincoln National Corp.	14	591
Loews Corp.	19	748
M&T Bank Corp. (b)	4	385
Marsh & McLennan Cos. Inc.	27	858
Marshall & Ilsley Corp. (b)	14	274
MBIA Inc. (b)	11	126
Merrill Lynch & Co. Inc.	80	2,019
MetLife Inc.	36	2,020
MGIC Investment Corp. (b)	7	49
Moody's Corp. (b)	11	364
Morgan Stanley	58	1,326
National City Corp. (b)	40	71
Northern Trust Corp.	12	838
NYSE Euronext	14	539
Plum Creek Timber Co. Inc. (b)	9	455
PNC Financial Services Group Inc.	18	1,346
Principal Financial Group Inc.	13	584
Progressive Corp.	36	635
ProLogis	14	562
Prudential Financial Inc. (b)	22	1,615
Public Storage Inc.	6	640
Regions Financial Corp. (b)	36	343

Simon Property Group Inc. (b)	12	1,135
SLM Corp. (c)	25	303
Sovereign Bancorp Inc. (b)	28	111
State Street Corp.	23	1,289
SunTrust Banks Inc.	18	824
T. Rowe Price Group Inc. (b)	14	734
Torchmark Corp.	4	267
Travelers Cos. Inc.	31	1,403
U.S. Bancorp	91	3,295
Unum Group (b)	18	454
Vornado Realty Trust	7	638
Wachovia Corp. (b)	113	397
Wells Fargo & Co.	174	6,522
XL Capital Ltd. - Class A	16	283
Zions Bancorp (b)	6	220
		84,545
HEALTH CARE - 12.8%
Abbott Laboratories	81	4,662
Aetna Inc.	25	895
Allergan Inc.	16	824
AmerisourceBergen Corp.	8	320
Amgen Inc. (c)	56	3,319
Applied Biosystems Inc.	9	322
Barr Pharmaceuticals Inc. (c)	6	379
Baxter International Inc.	33	2,147
Becton Dickinson & Co.	13	1,020
Biogen Idec Inc. (c)	15	776
Boston Scientific Corp. (c)	77	940
Bristol-Myers Squibb Co.	103	2,152
Cardinal Health Inc.	19	915
Celgene Corp. (c)	23	1,486
Cigna Corp.	15	495
Coventry Health Care Inc. (c)	8	265
Covidien Ltd.	26	1,417
CR Bard Inc.	5	510
DaVita Inc. (c)	5	310
Eli Lilly & Co.	53	2,314
Express Scripts Inc. (c)	13	967
Forest Laboratories Inc. (c)	16	448
Genzyme Corp. (c)	14	1,126
Gilead Sciences Inc. (c)	48	2,193
Hospira Inc. (c)	8	319
Humana Inc. (c)	9	365
IMS Health Inc.	9	170
Intuitive Surgical Inc. (c)	2	483
Johnson & Johnson	147	10,169
King Pharmaceuticals Inc. (c)	13	128
Laboratory Corp. of America Holdings (b) (c)	6	398
McKesson Corp.	15	787
Medco Health Solutions Inc. (c)	27	1,203

Medtronic Inc.	59	2,969
Merck & Co. Inc.	112	3,535
Millipore Corp. (b) (c)	3	199
Mylan Inc. (b) (c)	17	191
Patterson Cos. Inc. (b) (c)	6	172
PerkinElmer Inc.	7	171
Pfizer Inc.	353	6,513
Quest Diagnostics Inc.	8	421
Schering-Plough Corp.	84	1,561
St. Jude Medical Inc. (c)	18	766
Stryker Corp.	13	809
Tenet Healthcare Corp. (b) (c)	26	142
Thermo Fisher Scientific Inc. (c)	22	1,198
UnitedHealth Group Inc.	64	1,626
Varian Medical Systems Inc. (c)	6	369
Waters Corp. (c)	5	295
Watson Pharmaceuticals Inc. (c)	6	173
WellPoint Inc. (c)	27	1,256
Wyeth	70	2,587
Zimmer Holdings Inc. (c)	12	778
		69,955
INDUSTRIALS - 10.8%
3M Co.	37	2,510
Allied Waste Industries Inc. (c)	19	213
Avery Dennison Corp.	5	239
Boeing Co.	39	2,248
Burlington Northern Santa Fe Corp.	15	1,371
Caterpillar Inc.	32	1,911
CH Robinson Worldwide Inc. (b)	9	459
Cintas Corp.	7	188
Cooper Industries Ltd. - Class A	9	367
CSX Corp.	21	1,168
Cummins Inc.	11	482
Danaher Corp. (b)	13	920
Deere & Co.	22	1,111
Dover Corp.	10	395
Eaton Corp.	9	480
Emerson Electric Co.	41	1,660
Equifax Inc.	7	224
Expeditors International Washington Inc.	11	386
Fastenal Co. (b)	7	341
FedEx Corp. (b)	16	1,292
Fluor Corp.	9	511
General Dynamics Corp.	21	1,529
General Electric Co.	523	13,324
Goodrich Corp.	7	271
Honeywell International Inc.	39	1,625
Illinois Tool Works Inc.	21	919
Ingersoll-Rand Co. Ltd. - Class A	16	513
ITT Corp.	9	524

Jacobs Engineering Group Inc. (c)	6	342
L-3 Communications Holdings Inc.	6	632
Lockheed Martin Corp.	18	1,931
Manitowoc Co. Inc.	7	107
Masco Corp. (b)	19	344
Monster Worldwide Inc. (b) (c)	6	91
Norfolk Southern Corp.	20	1,296
Northrop Grumman Corp.	18	1,078
PACCAR Inc.	19	726
Pall Corp.	6	223
Parker Hannifin Corp.	9	461
Pitney Bowes Inc.	11	354
Precision Castparts Corp.	7	570
Raytheon Co.	22	1,179
Robert Half International Inc.	8	198
Rockwell Automation Inc.	8	304
Rockwell Collins Inc.	8	402
RR Donnelley & Sons Co.	11	265
Ryder System Inc. (b)	3	192
Southwest Airlines Co. (b)	38	555
Terex Corp. (c)	5	161
Textron Inc.	13	375
Tyco International Ltd.	25	879
Union Pacific Corp.	27	1,917
United Parcel Service Inc. - Class B	53	3,350
United Technologies Corp.	51	3,050
Waste Management Inc.	26	806
WW Grainger Inc.	3	284
		59,253
INFORMATION TECHNOLOGY - 15.6%
Adobe Systems Inc. (c)	28	1,093
Advanced Micro Devices Inc. (b) (c)	29	154
Affiliated Computer Services Inc. - Class A (c)	5	246
Agilent Technologies Inc. (c)	19	566
Akamai Technologies Inc. (b) (c)	8	147
Altera Corp.	15	317
Amphenol Corp. - Class A	9	372
Analog Devices Inc.	15	392
Apple Inc. (c)	46	5,265
Applied Materials Inc.	71	1,068
Autodesk Inc. (c)	12	388
Automatic Data Processing Inc.	27	1,154
BMC Software Inc. (c)	10	300
Broadcom Corp. - Class A (c)	24	452
CA Inc.	20	405
Ciena Corp. (b) (c)	5	48
Cisco Systems Inc. (c)	310	7,000
Citrix Systems Inc. (c)	10	255
Cognizant Technology Solutions Corp. (c)	16	363
Computer Sciences Corp. (c)	8	311

Compuware Corp. (c)	14	139
Convergys Corp. (c)	7	102
Corning Inc.	82	1,283
Dell Inc. (c)	93	1,536
eBay Inc. (c)	58	1,289
Electronic Arts Inc. (c)	17	612
EMC Corp. (c)	109	1,299
Fidelity National Information Services Inc.	10	184
Fiserv Inc. (b) (c)	9	411
Google Inc. - Class A (c)	12	5,002
Harris Corp.	7	333
Hewlett-Packard Co.	129	5,954
Intel Corp.	297	5,558
International Business Machines Corp.	71	8,351
Intuit Inc. (c)	17	526
Jabil Circuit Inc. (b)	12	115
JDS Uniphase Corp. (b) (c)	12	103
Juniper Networks Inc. (b) (c)	29	601
KLA-Tencor Corp.	9	296
Lexmark International Inc. (c)	5	165
Linear Technology Corp. (b)	11	349
LSI Logic Corp. (c)	34	183
MasterCard Inc. (b)	4	686
MEMC Electronic Materials Inc. (c)	12	352
Microchip Technology Inc. (b)	9	276
Micron Technology Inc. (b) (c)	37	151
Microsoft Corp.	414	11,036
Molex Inc. (b)	8	179
Motorola Inc.	121	864
National Semiconductor Corp.	11	194
NetApp Inc. (c)	18	331
Novell Inc. (c)	20	101
Novellus Systems Inc. (b) (c)	6	113
Nvidia Corp. (c)	31	328
Oracle Corp. (c)	207	4,205
Paychex Inc.	17	557
QLogic Corp. (b) (c)	6	96
QUALCOMM Inc.	86	3,678
Salesforce.com Inc. (b) (c)	6	269
SanDisk Corp. (b) (c)	11	219
Sun Microsystems Inc. (c)	41	311
Symantec Corp. (c)	44	859
Tellabs Inc. (c)	23	94
Teradata Corp. (c)	10	186
Teradyne Inc. (c)	9	68
Texas Instruments Inc.	69	1,482
Total System Services Inc.	10	165
Tyco Electronics Ltd.	25	698
Unisys Corp. (c)	18	49
VeriSign Inc. (b) (c)	11	282

Western Union Co.	39	958
Xerox Corp.	46	528
Xilinx Inc. (b)	15	349
Yahoo! Inc. (c)	73	1,259
		85,610
MATERIALS - 3.3%
Air Products & Chemicals Inc.	11	760
AK Steel Holding Corp.	6	163
Alcoa Inc.	42	958
Allegheny Technologies Inc. (b)	5	148
Ashland Inc. (b)	3	97
Ball Corp.	5	196
Bemis Co. Inc.	5	128
CF Industries Holdings Inc.	3	275
Dow Chemical Co.	48	1,541
Eastman Chemical Co.	4	215
Ecolab Inc. (b)	9	441
EI Du Pont de Nemours & Co.	47	1,910
Freeport-McMoRan Copper & Gold Inc. (b)	20	1,135
Hercules Inc.	6	114
International Flavors & Fragrances Inc.	4	168
International Paper Co.	22	581
MeadWestvaco Corp.	9	204
Monsanto Co.	29	2,859
Newmont Mining Corp.	24	916
Nucor Corp.	16	644
Pactiv Corp. (b) (c)	7	162
PPG Industries Inc.	9	497
Praxair Inc.	17	1,187
Rohm & Haas Co.	7	455
Sealed Air Corp. (b)	8	186
Sigma-Aldrich Corp.	7	350
Titanium Metals Corp. (b)	4	49
United States Steel Corp.	6	473
Vulcan Materials Co. (b)	6	419
Weyerhaeuser Co.	11	665
		17,896
TELECOMMUNICATION SERVICES - 3.0%
American Tower Corp. (c)	21	754
AT&T Inc.	310	8,662
CenturyTel Inc.	5	198
Embarq Corp.	8	307
Frontier Communications Corp. (b)	16	186
Qwest Communications International Inc. (b)	77	249
Sprint Nextel Corp.	148	905
Verizon Communications Inc.	150	4,800
Windstream Corp.	23	247
		16,308
UTILITIES - 3.5%
AES Corp. (c)	35	406

Allegheny Energy Inc.	9	320
Ameren Corp. (b)	11	421
American Electric Power Co. Inc.	21	774
CenterPoint Energy Inc.	17	253
CMS Energy Corp. (b)	13	165
Consolidated Edison Inc. (b)	14	607
Constellation Energy Group Inc.	10	237
Dominion Resources Inc. (b)	30	1,288
DTE Energy Co.	8	336
Duke Energy Corp.	66	1,148
Dynegy Inc. (c)	24	84
Edison International Inc.	17	675
Entergy Corp.	10	887
Exelon Corp.	35	2,162
FirstEnergy Corp.	16	1,063
FPL Group Inc.	21	1,069
Integrys Energy Group Inc. (b)	4	191
Nicor Inc. (b)	2	109
NiSource Inc.	14	210
Pepco Holdings Inc. (b)	11	243
PG&E Corp.	19	695
Pinnacle West Capital Corp.	6	190
PPL Corp.	19	716
Progress Energy Inc.	14	582
Public Service Enterprise Group Inc.	26	867
Questar Corp.	9	367
Sempra Energy	13	662
Southern Co.	40	1,525
TECO Energy Inc. (b)	12	185
Xcel Energy Inc.	23	468
		18,905

Total Common Stocks (cost $550,863)		534,695

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 2.4%
JNL Money Market Fund, 2.44% (a) (h)	13,241	13,241

Securities Lending Collateral - 6.9%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	38,234	37,527

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.75%, 12/18/08 (o)	1,180	1,179

Total Short Term Investments (cost $52,655)		51,947

Total Investments - 107.1% (cost $603,518)		586,642
Other Assets and Liabilities, Net - (7.1%)		(38,880)
Total Net Assets - 100%		$ 547,762

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 12.5%
1-800-Flowers.com Inc. (c)	8	$ 47
99 Cents Only Stores (b) (c)	14	153
Aaron Rents Inc. (b)	14	382
Aeropostale Inc. (b) (c)	21	663
AFC Enterprises Inc. (b) (c)	8	61
AH Belo Corp. - Class A	6	31
Ambassadors Group Inc. (b)	6	90
American Apparel Inc. (b) (c)	10	83
American Axle & Manufacturing Holdings Inc. (b)	14	73
American Greetings Corp.	15	226
American Public Education Inc. (c)	3	152
America's Car-Mart Inc. (b) (c)	3	56
Amerigon Inc. (b) (c)	6	40
Ameristar Casinos Inc. (b)	8	107
Arbitron Inc.	8	379
Aristotle Corp. (b) (c)	-	3
ArvinMeritor Inc. (b)	22	286
Asbury Automotive Group Inc. (b)	9	105
ATC Technology Corp. (c)	6	150
Audiovox Corp. (c)	5	49
Bally Technologies Inc. (b) (c)	17	513
Bassett Furniture Industries Inc.	1	6
Beasley Broadcast Group Inc. - Class A	1	1
Beazer Homes USA Inc. (b) (c)	13	78
Bebe Stores Inc. (b)	11	107
Belo Corp.	27	158
Big 5 Sporting Goods Corp. (b)	6	58
BJ's Restaurants Inc. (b) (c)	5	62
Blockbuster Inc. - Class A (b) (c)	55	114
Blue Nile Inc. (b) (c)	4	182
Bluegreen Corp. (c)	6	44
Blyth Inc. (b)	8	90
Bob Evans Farms Inc. (b)	9	252
Borders Group Inc. (b)	18	118
Brookfield Homes Corp. (b)	3	43
Brown Shoe Co. Inc.	13	206
Brunswick Corp. (b)	27	349
Buckle Inc. (b)	5	270
Buffalo Wild Wings Inc. (b) (c)	5	213
Build-A-Bear Workshop Inc. (c)	4	29
Cabela's Inc. - Class A (b) (c)	13	152
Cache Inc. (c)	3	21
California Pizza Kitchen Inc. (b) (c)	8	101
Callaway Golf Co. (b)	20	277
Capella Education Co. (c)	4	192

Carter's Inc. (b) (c)	18	349
Casual Male Retail Group Inc. (b) (c)	10	40
Cato Corp. - Class A	8	141
Cavco Industries Inc. (c)	2	70
CBRL Group Inc. (b)	6	169
CEC Entertainment Inc. (c)	7	227
Champion Enterprises Inc. (b) (c)	22	121
Charlotte Russe Holding Inc. (c)	7	67
Charming Shoppes Inc. (b) (c)	34	165
Charter Communications Inc. - Class A (b) (c)	118	86
Cheesecake Factory Inc. (b) (c)	20	292
Cherokee Inc. (b)	2	48
Chico's FAS Inc. (c)	52	287
Childrens Place Retail Stores Inc. (b) (c)	7	244
Christopher & Banks Corp. (b)	11	88
Churchill Downs Inc. (b)	3	151
Cinemark Holdings Inc.	9	121
Circuit City Stores Inc. (b)	50	38
Citadel Broadcasting Corp. (b) (c)	53	41
Citi Trends Inc. (c)	5	76
CKE Restaurants Inc.	15	162
CKX Inc. (b) (c)	15	93
Coinstar Inc. (c)	8	266
Coldwater Creek Inc. (c)	17	98
Collective Brands Inc. (c)	19	348
Columbia Sportswear Co. (b)	4	154
Conn's Inc. (b) (c)	3	59
Cooper Tire & Rubber Co. (b)	19	161
Core-Mark Holding Co. Inc. (c)	3	69
Corinthian Colleges Inc. (b) (c)	27	398
Cox Radio Inc. - Class A (b) (c)	9	93
Crocs Inc. (b) (c)	25	89
Crown Media Holdings Inc. (b) (c)	5	27
CSS Industries Inc. (b)	2	59
Cumulus Media Inc. - Class A (c)	12	51
Dana Holding Corp. (c)	29	143
Deckers Outdoor Corp. (b) (c)	4	421
Denny's Corp. (c)	28	73
Dillard's Inc. - Class A (b)	17	200
DineEquity Inc. (b)	5	87
Dolan Media Co. (b) (c)	8	83
Domino's Pizza Inc. (c)	12	140
Dorman Products Inc. (c)	3	41
Dover Downs Gaming & Entertainment Inc.	7	51
Dover Motorsports Inc. (b)	5	25
Dress Barn Inc. (b) (c)	14	217
Drew Industries Inc. (c)	6	100
Drugstore.com Inc. (c)	25	58
DSW Inc. (b) (c)	5	64
Einstein Noah Restaurant Group Inc. (c)	1	13
Empire Resorts Inc. (b) (c)	1	3

Entercom Communications Corp. (b)	9	45
Entravision Communications Corp. (b) (c)	18	47
Ethan Allen Interiors Inc. (b)	8	218
Exide Technologies (b) (c)	22	165
FGX International Holdings Ltd. (c)	4	47
Finish Line - Class A	13	126
Fisher Communications Inc. (b)	2	78
Fleetwood Enterprises Inc. (b) (c)	20	20
Fossil Inc. (c)	14	398
Fred's Inc.	12	169
Fuel Systems Solutions Inc. (c)	4	124
Fuqi International Inc. (c)	3	24
Furniture Brands International Inc. (b)	14	146
Gaiam Inc. (b) (c)	5	51
GateHouse Media Inc. (b)	7	3
Gaylord Entertainment Co. (b) (c)	13	373
Genesco Inc. (b) (c)	7	231
G-III Apparel Group Ltd. (c)	4	69
Global Sources Ltd. (b) (c)	5	50
Global Traffic Network Inc. (c)	4	33
Gray Television Inc. (b)	13	22
Great Wolf Resorts Inc. (b) (c)	11	42
Group 1 Automotive Inc. (b)	7	150
Gymboree Corp. (b) (c)	8	301
Harte-Hanks Inc.	11	113
Haverty Furniture Cos. Inc.	5	62
Hayes Lemmerz International Inc. (c)	30	81
Helen of Troy Ltd. (c)	9	201
hhgregg Inc. (b) (c)	3	32
Hibbett Sports Inc. (b) (c)	8	167
Hooker Furniture Corp. (b)	3	48
HOT Topic Inc. (b) (c)	13	86
Hovnanian Enterprises Inc. - Class A (b) (c)	14	110
Iconix Brand Group Inc. (b) (c)	18	237
Idearc Inc. (b)	44	55
Interactive Data Corp.	11	274
iRobot Corp. (b) (c)	5	79
Isle of Capri Casinos Inc. (b) (c)	4	36
J Crew Group Inc. (b) (c)	13	378
Jack in the Box Inc. (c)	18	385
Jackson Hewitt Tax Service Inc. (b)	8	129
Jakks Pacific Inc. (b) (c)	8	203
Jo-Ann Stores Inc. (c)	8	158
JoS. A. Bank Clothiers Inc. (b) (c)	5	182
Journal Communications Inc. - Class A	13	61
K12 Inc. (c)	2	44
Kenneth Cole Productions Inc.	2	33
Knology Inc. (c)	8	68
Krispy Kreme Doughnuts Inc. (b) (c)	18	60
K-Swiss Inc. - Class A (b)	8	134

Landry's Restaurants Inc. (b)	4	68
La-Z-Boy Inc. (b)	15	143
Leapfrog Enterprises Inc. (c)	10	109
Lear Corp. (b) (c)	21	226
Learning Tree International Inc. (c)	3	33
Lee Enterprises Inc. (b)	13	44
Libbey Inc.	4	34
Life Time Fitness Inc. (b) (c)	11	339
Lin TV Corp. (c)	8	40
Lincoln Educational Services Corp. (c)	3	35
Live Nation Inc. (b) (c)	24	384
Lodgian Inc. (b) (c)	5	42
Luby's Inc. (c)	6	52
Lululemon Athletica Inc. (b) (c)	5	120
Lumber Liquidators Inc. (b) (c)	3	35
M/I Homes Inc. (b)	4	95
Maidenform Brands Inc. (c)	7	99
Marcus Corp. (b)	6	100
Marine Products Corp. (b)	5	44
MarineMax Inc. (b) (c)	4	32
Martha Stewart Living Omnimedia Inc. (b) (c)	8	64
Marvel Entertainment Inc. (b) (c)	15	518
Matthews International Corp. - Class A (b)	10	491
McClatchy Co. - Class A (b)	17	74
Media General Inc. (b)	7	85
Mediacom Communications Corp. (b) (c)	14	85
Men's Wearhouse Inc.	16	342
Meritage Homes Corp. (b) (c)	9	225
Midas Inc. (b) (c)	4	56
Modine Manufacturing Co.	9	137
Monarch Casino & Resort Inc. (c)	3	35
Monro Muffler Inc. (b)	5	123
Morgans Hotel Group Co. (b) (c)	8	88
Movado Group Inc.	6	124
National CineMedia Inc.	13	138
National Presto Industries Inc.	1	94
Nautilus Inc. (b) (c)	9	39
NetFlix Inc. (b) (c)	13	394
New York & Co. Inc. (c)	8	73
NutriSystem Inc. (b)	9	161
O'Charley's Inc.	6	54
Orbitz Worldwide Inc. (c)	11	64
Orleans Homebuilders Inc. (b)	1	3
Outdoor Channel Holdings Inc. (c)	5	42
Overstock.com Inc. (b) (c)	5	103
Oxford Industries Inc. (b)	4	110
Pacific Sunwear of California Inc. (c)	21	142
Palm Harbor Homes Inc. (b) (c)	2	21
Papa John's International Inc. (c)	7	177
Peets Coffee & Tea Inc. (b) (c)	4	114

PEP Boys-Manny Moe & Jack	13	78
Perry Ellis International Inc. (b) (c)	4	62
PetMed Express Inc. (b) (c)	7	111
PF Chang's China Bistro Inc. (b) (c)	8	180
Pier 1 Imports Inc. (b) (c)	26	109
Pinnacle Entertainment Inc. (b) (c)	19	143
Playboy Enterprises Inc. - Class B (b) (c)	7	27
Polaris Industries Inc. (b)	10	465
Pomeroy IT Solutions Inc. (c)	1	4
Pool Corp.	14	332
Pre-Paid Legal Services Inc. (b) (c)	3	105
PRIMEDIA Inc. (b)	12	30
Princeton Review Inc. (b) (c)	4	32
Quantum Fuel Systems Technologies Worldwide Inc. (b) (c)	21	27
Quicksilver Inc. (c)	37	215
R.H. Donnelley Corp. (b) (c)	20	41
Raser Technologies Inc. (b) (c)	13	111
RC2 Corp. (c)	5	99
RCN Corp. (b) (c)	12	147
Reading International Inc. - Class A (c)	2	14
Red Robin Gourmet Burgers Inc. (b) (c)	5	134
Regis Corp.	13	369
Rent-A-Center Inc. (b) (c)	21	461
Retail Ventures Inc. (c)	7	28
Rex Stores Corp. (c)	3	31
Rick's Cabaret International Inc. (b) (c)	2	18
Riviera Holdings Corp. (b) (c)	3	20
Ruby Tuesday Inc. (b) (c)	15	89
Russ Berrie & Co. Inc. (c)	4	33
Ruth's Hospitality Group Inc. (b) (c)	4	17
Ryland Group Inc. (b)	13	334
Saga Communications Inc. (c)	1	8
Sally Beauty Holdings Inc. (b) (c)	28	241
Scholastic Corp.	9	224
Sealy Corp. (b)	13	85
Shiloh Industries Inc.	1	6
Shoe Carnival Inc. (c)	3	43
Shuffle Master Inc. (c)	17	89
Shutterfly Inc. (b) (c)	6	56
Sinclair Broadcast Group Inc. - Class A (b)	16	79
Six Flags Inc. (b) (c)	19	13
Skechers U.S.A. Inc. - Class A (c)	10	160
Skyline Corp.	2	57
Smith & Wesson Holding Corp. (b) (c)	11	42
Sonic Automotive Inc.	8	69
Sonic Corp. (b) (c)	18	260
Sotheby's Holdings - Class A (b)	21	418
Spartan Motors Inc. (b)	9	29
Speedway Motorsports Inc.	4	75
Stage Stores Inc.	12	158

Stamps.com Inc. (c)	4	52
Standard-Pacific Corp. (c)	40	196
Steak n Shake Co. (b) (c)	10	84
Stein Mart Inc. (b)	11	42
Steiner Leisure Ltd. (c)	5	166
Steinway Musical Instruments Inc. (b) (c)	2	64
Steven Madden Ltd. (b) (c)	6	145
Stewart Enterprises Inc. - Class A (b)	25	198
Stoneridge Inc. (c)	4	46
Strattec Security Corp.	1	18
Superior Industries International Inc. (b)	7	131
Syms Corp. (b) (c)	2	27
Systemax Inc. (b)	3	41
Talbots Inc. (b)	7	95
Tempur-Pedic International Inc. (b)	22	261
Tenneco Inc. (b) (c)	14	147
Texas Roadhouse Inc. - Class A (b) (c)	16	140
thinkorswim Group Inc. (c)	15	129
Timberland Co. - Class A (b) (c)	14	247
Town Sports International Holdings Inc. (c)	5	32
Tractor Supply Co. (c)	10	435
True Religion Apparel Inc. (b) (c)	5	131
Tuesday Morning Corp. (b) (c)	8	33
Tupperware Brands Corp.	19	529
Tween Brands Inc. (c)	7	68
Ulta Salon Cosmetics & Fragrance Inc. (c)	6	75
Under Armour Inc. - Class A (b) (c)	10	326
Unifi Inc. (c)	13	65
UniFirst Corp.	4	184
Universal Electronics Inc. (b) (c)	4	105
Universal Technical Institute Inc. (b) (c)	7	112
Vail Resorts Inc. (b) (c)	10	340
Valassis Communications Inc. (b) (c)	14	124
Value Line Inc.	-	7
Visteon Corp. (c)	37	86
Volcom Inc. (b) (c)	5	91
Warnaco Group Inc. (c)	14	636
Wendy's/Arby's Group Inc	121	636
Westwood One Inc. (b) (c)	19	10
Wet Seal Inc. (b) (c)	27	99
Weyco Group Inc.	2	71
Winnebago Industries Inc. (b)	9	112
WMS Industries Inc. (c)	14	416
Wolverine World Wide Inc. (b)	15	410
Wonder Auto Technology Inc. (b) (c)	4	28
World Wrestling Entertainment Inc. (b)	6	100
WPT Enterprises Inc. (c)	1	1
Zale Corp. (b) (c)	13	317
Zumiez Inc. (b) (c)	6	96
		39,919

CONSUMER STAPLES - 3.6%
AgFeed Industries Inc. (b) (c)	6	47
Alico Inc. (b)	1	51
Alliance One International Inc. (c)	29	109
American Dairy Inc. (b) (c)	2	17
American Oriental Bioengineering Inc. (b) (c)	18	119
Andersons Inc.	6	200
Arden Group Inc. - Class A (b)	-	50
B&G Foods Inc.	6	43
Boston Beer Co. Inc. - Class A (b) (c)	3	138
Calavo Growers Inc. (b)	3	38
Cal-Maine Foods Inc. (b)	4	114
Casey's General Stores Inc.	16	475
Central Garden & Pet Co. - Class A (c)	23	139
Chattem Inc. (b) (c)	5	419
China Sky One Medical Inc. (b) (c)	2	27
Chiquita Brands International Inc. (b) (c)	13	204
Coca-Cola Bottling Co. Consolidated (b)	2	76
Darling International Inc. (b) (c)	24	269
Diamond Foods Inc.	5	134
Elizabeth Arden Inc. (c)	8	153
Farmer Bros. Co. (b)	2	53
Flowers Foods Inc. (b)	24	702
Fresh Del Monte Produce Inc. (c)	13	291
Great Atlantic & Pacific Tea Co. (c)	10	111
Green Mountain Coffee Roasters Inc. (b) (c)	5	201
Griffin Land & Nurseries Inc.	1	37
Hain Celestial Group Inc. (b) (c)	13	348
HQ Sustainable Maritime Industries Inc. (c)	2	10
Imperial Sugar Co. (b)	3	41
Ingles Markets Inc. - Class A	4	81
Inter Parfums Inc.	4	57
J&J Snack Foods Corp.	4	140
Lancaster Colony Corp. (b)	6	229
Lance Inc. (b)	8	193
Lifeway Foods Inc. (c)	1	17
Longs Drug Stores Corp.	10	727
Mannatech Inc. (b)	4	18
Nash Finch Co. (b)	4	163
National Beverage Corp. (c)	2	19
Nu Skin Enterprises Inc.	15	239
Nutraceutical International Corp. (c)	1	13
Omega Protein Corp. (c)	5	64
Pantry Inc. (b) (c)	6	133
Pilgrim's Pride Corp. - Class B (b)	13	33
Prestige Brands Holdings Inc. (c)	10	91
PriceSmart Inc.	4	72
Ralcorp Holdings Inc. (c)	17	1,166
Reddy Ice Holdings Inc. (b)	6	21
Ruddick Corp.	13	425

Sanderson Farms Inc. (b)	6	235
Schiff Nutrition International Inc. (c)	3	19
Smart Balance Inc. (c)	19	122
Spartan Stores Inc. (b)	7	162
Spectrum Brands Inc. (b) (c)	11	16
Star Scientific Inc. (b) (c)	20	70
Susser Holdings Corp. (c)	2	35
Synutra International Inc. (b) (c)	3	67
Tootsie Roll Industries Inc. (b)	10	286
TreeHouse Foods Inc. (c)	9	276
United Natural Foods Inc. (b) (c)	13	319
Universal Corp.	8	394
USANA Health Sciences Inc. (b) (c)	2	92
Vector Group Ltd. (b)	10	173
Village Super Market Inc. (b)	1	35
WD-40 Co.	5	187
Weis Markets Inc.	4	135
Winn-Dixie Stores Inc. (b) (c)	17	237
Zhongpin Inc. (b) (c)	5	58
		11,435
ENERGY - 6.2%
Abraxas Petroleum Corp. (b) (c)	12	33
Allis-Chalmers Energy Inc. (b) (c)	8	105
Alon USA Energy Inc. (b)	4	49
American Oil & Gas Inc. (b) (c)	11	28
APCO Argentina Inc.	2	49
Approach Resources Inc. (c)	3	40
Arena Resources Inc. (c)	10	403
Arlington Tankers Ltd. (b)	4	58
Atlas America Inc.	11	366
ATP Oil & Gas Corp. (b) (c)	8	145
Aventine Renewable Energy Holdings Inc. (b) (c)	8	24
Basic Energy Services Inc. (b) (c)	13	274
Berry Petroleum Co. - Class A	13	512
Bill Barrett Corp. (b) (c)	11	365
BMB Munai Inc. (b) (c)	11	46
Bolt Technology Corp. (b) (c)	3	37
BPZ Energy Inc. (b) (c)	18	318
Brigham Exploration Co. (c)	14	151
Bristow Group Inc. (b) (c)	7	243
Bronco Drilling Co. Inc. (c)	8	78
Cal Dive International Inc. (c)	13	139
Callon Petroleum Co. (c)	6	112
Cano Petroleum Inc. (b) (c)	17	38
CARBO Ceramics Inc. (b)	6	330
Carrizo Oil & Gas Inc. (c)	8	308
Cheniere Energy Inc. (b) (c)	14	32
Clayton Williams Energy Inc. (b) (c)	2	115
Clean Energy Fuels Corp. (b) (c)	7	100
Complete Production Services Inc. (c)	15	300

Comstock Resources Inc. (c)	14	702
Concho Resources Inc. (c)	16	453
Contango Oil & Gas Co. (c)	4	211
Crosstex Energy Inc. (b)	13	312
CVR Energy Inc. (b) (c)	7	58
Dawson Geophysical Co. (c)	2	107
Delek US Holdings Inc.	4	37
Delta Petroleum Corp. (b) (c)	19	263
DHT Maritime Inc.	11	75
Double Eagle Petroleum Co. (c)	2	35
Dril-Quip Inc. (c)	10	416
Endeavour International Corp. (c)	34	45
Energy Partners Ltd. (c)	9	82
Energy XXI Bermuda Ltd. (b)	36	108
ENGlobal Corp. (b) (c)	9	115
Evergreen Energy Inc. (b) (c)	25	24
EXCO Resources Inc. (c)	46	749
FX Energy Inc. (c)	12	89
Gasco Energy Inc. (b) (c)	28	51
General Maritime Corp. (b)	9	166
GeoGlobal Resources Inc. (b) (c)	12	30
Geokinetics Inc. (c)	2	37
GeoMet Inc. (c)	5	30
GeoResources Inc. (c)	2	19
GMX Resources Inc. (b) (c)	4	208
Golar LNG Ltd.	11	140
Goodrich Petroleum Corp. (b) (c)	7	306
Gran Tierra Energy Inc. (b) (c)	33	123
GreenHunter Energy Inc. (b) (c)	1	18
Grey Wolf Inc. (b) (c)	55	432
Gulf Island Fabrication Inc.	4	125
Gulfmark Offshore Inc. (b) (c)	7	316
Gulfport Energy Corp. (c)	8	78
Harvest Natural Resources Inc. (b) (c)	10	106
Hornbeck Offshore Services Inc. (b) (c)	7	280
Houston American Energy Corp. (b)	4	28
International Coal Group Inc. (b) (c)	40	247
ION Geophysical Corp. (c)	26	373
James River Coal Co. (c)	8	166
Knightsbridge Tankers Ltd.	5	145
Lufkin Industries Inc.	5	365
Matrix Service Co. (c)	8	148
McMoRan Exploration Co. (b) (c)	17	398
Meridian Resource Corp. (c)	29	53
Mitcham Industries Inc. (c)	3	29
NATCO Group Inc. (c)	6	251
National Coal Corp. (c)	8	40
Natural Gas Services Group Inc. (c)	4	63
Newpark Resources Inc. (b) (c)	27	195
Nordic American Tanker Shipping Ltd. (b)	11	343
Northern Oil and Gas Inc. (b) (c)	6	47
Oilsands Quest Inc. (b) (c)	55	165
OYO Geospace Corp. (b) (c)	1	44
Pacific Ethanol Inc. (b) (c)	9	13
Panhandle Oil and Gas Inc.	2	62
Parallel Petroleum Corp. (c)	12	116
Parker Drilling Co. (b) (c)	35	283
Penn Virginia Corp. (b)	13	685
Petroleum Development Corp. (c)	4	196
PetroQuest Energy Inc. (c)	14	209
PHI Inc. (b) (c)	4	149
Pioneer Drilling Co. (b) (c)	15	197
PrimeEnergy Corp. (b) (c)	-	21
Quest Resource Corp. (b) (c)	10	26
RAM Energy Resources Inc. (c)	16	45
Rentech Inc. (b) (c)	54	71
Rex Energy Corp. (c)	5	76
Rosetta Resources Inc. (c)	16	294
RPC Inc. (b)	9	122
Ship Finance International Ltd. (b)	13	283
Stone Energy Corp. (c)	9	396
Sulphco Inc. (b) (c)	14	29
Superior Well Services Inc. (b) (c)	5	124
Swift Energy Co. (c)	9	367
T-3 Energy Services Inc. (c)	4	135
Teekay Tankers Ltd.	4	76
Toreador Resources Corp. (b) (c)	5	45
Trico Marine Services Inc. (b) (c)	4	64
Tri-Valley Corp. (b) (c)	7	42
TXCO Resources Inc. (c)	10	105
Union Drilling Inc. (c)	4	42
Uranium Resources Inc. (b) (c)	15	25
USEC Inc. (b) (c)	33	179
VAALCO Energy Inc. (c)	18	120
Venoco Inc. (c)	6	76
VeraSun Energy Corp. (b) (c)	33	102
Warren Resources Inc. (b) (c)	17	173
Western Refining Inc. (b)	9	90
Westmoreland Coal Co. (c)	3	45
Willbros Group Inc. (c)	12	319
World Fuel Services Corp. (b)	9	197
		19,843

FINANCIALS - 21.4%
1st Source Corp.	4	99
Abington Bancorp Inc.	7	68
Acadia Realty Trust (b)	10	243
Advance America Cash Advance Centers Inc.	18	54
Advanta Corp. - Class B (b)	11	93
Agree Realty Corp.	2	66
Alexander's Inc. (b) (c)	1	239
AMBAC Financial Group Inc. (b)	89	207
AmCOMP Inc. (c)	2	20
AMCORE Financial Inc. (b)	7	61
American Campus Communities Inc. (b)	13	446
American Capital Agency Corp.	3	51
American Equity Investment Life Holding Co. (b)	17	131
American Physicians Capital Inc.	3	110
American Safety Insurance Holdings Ltd. (c)	3	48
Ameris Bancorp	3	52
Amerisafe Inc. (c)	5	98
Ames National Corp. (b)	2	50
Ampal American Israel (b) (c)	6	18
AmTrust Financial Services Inc. (b)	7	99
Anchor BanCorp Wisconsin Inc. (b)	5	37
Anthracite Capital Inc. (b)	19	100
Anworth Mortgage Asset Corp.	25	145
Apollo Investment Corp. (b)	44	748
Arbor Realty Trust Inc. (b)	4	41
Ares Capital Corp. (b)	30	316
Argo Group International Holdings Ltd. (c)	10	353
Arrow Financial Corp.	3	80
Ashford Hospitality Trust Inc. (b)	35	142
Aspen Insurance Holdings Ltd.	26	725
Asset Acceptance Capital Corp. (b) (c)	5	49
Associated Estates Realty Corp. (b)	4	58
Assured Guaranty Ltd. (b)	22	365
Avatar Holdings Inc. (b) (c)	2	69
Baldwin & Lyons Inc. - Class B	3	71
BancFirst Corp.	2	113
Banco Latinoamericano de Exportaciones SA	9	126
BancTrust Financial Group Inc. (b)	5	68
Bank Mutual Corp.	14	162
Bank of the Ozarks Inc.	3	93
BankFinancial Corp.	6	91
Banner Corp. (b)	5	55
Beneficial Mutual Bancorp Inc. (b) (c)	10	126
Berkshire Hills Bancorp Inc. (b)	3	103
Beverly Hills Bancorp Inc.	2	2
BGC Partners Inc. (b)	10	43
BioMed Realty Trust Inc. (b)	22	587
BlackRock Kelso Capital Corp.	4	45
Boston Private Financial Holdings Inc. (b)	17	153
Broadpoint Securities Group Inc. (c)	7	21
Brookline Bancorp Inc. (b)	17	221

Brooklyn Federal BanCorp Inc. (b)	1	15
Bryn Mawr Bank Corp.	2	45
Calamos Asset Management Inc. (b)	6	110
Camden National Corp.	2	80
Capital City Bank Group Inc. (b)	3	102
Capital Southwest Corp. (b)	1	128
Capital Trust Inc. - Class A (b)	5	77
Capitol Bancorp Ltd. (b)	4	78
CapLease Inc. (b)	15	115
Capstead Mortgage Corp.	18	195
Cardinal Financial Corp.	7	58
Cardtronics Inc. (c)	3	25
Care Investment Trust Inc.	4	45
Cascade Bancorp (b)	6	53
Cash America International Inc.	9	327
CastlePoint Holdings Ltd.	9	105
Cathay General Bancorp (b)	15	350
Cedar Shopping Centers Inc. (b)	13	169
CenterState Banks of Florida Inc. (b)	3	49
Central Pacific Financial Corp. (b)	9	143
CFS Bancorp Inc.	1	12
Chemical Financial Corp. (b)	8	234
Chimera Investment Corp. (b)	9	58
Citizens & Northern Corp. (b)	3	57
Citizens Inc. (c)	11	91
Citizens Republic Bancorp Inc. (b)	31	96
City Bank (b)	4	60
City Holdings Co.	5	206
Clifton Savings Bancorp Inc.	5	57
CNA Surety Corp. (c)	5	83
CoBiz Financial Inc. (b)	6	67
Cogdell Spencer Inc.	3	50
Cohen & Steers Inc. (b)	5	137
Colonial BancGroup Inc. (b)	63	494
Colonial Properties Trust (b)	14	264
Colony Bankcorp Inc. (b)	1	9
Columbia Banking System Inc. (b)	5	95
Community Bank System Inc.	9	224
Community Trust Bancorp Inc. (b)	5	165
Compass Diversified Holdings LLC	7	99
CompuCredit Corp. (b) (c)	5	21
Consolidated-Tomoka Land Co. (b)	2	66
Corporate Office Properties Trust SBI MD	12	487
Corus Bankshares Inc. (b)	10	40
Cousins Properties Inc. (b)	14	345
Crawford & Co. - Class B (b) (c)	7	108
Credit Acceptance Corp. (b) (c)	1	25
CVB Financial Corp. (b)	21	290
Danvers BanCorp Inc.	5	68
Darwin Professional Underwriters Inc. (c)	2	75

DCT Industrial Trust Inc.	53	400
Delphi Financial Group Inc. (b)	12	345
Diamond Hill Investment Group Inc. (c)	1	55
DiamondRock Hospitality Co. (b)	28	257
Dime Community Bancshares Inc.	7	104
Dollar Financial Corp. (b) (c)	7	107
Donegal Group Inc. (b)	4	73
Doral Financial Corp. (c)	2	17
Downey Financial Corp. (b)	5	10
DuPont Fabros Technology Inc.	10	149
East West Bancorp Inc. (b)	19	259
EastGroup Properties Inc.	8	377
Education Realty Trust Inc.	8	91
eHealth Inc. (c)	7	115
EMC Insurance Group Inc. (b)	2	47
Employer Holdings Inc.	15	256
Encore Bancshares Inc. (c)	2	34
Encore Capital Group Inc. (c)	5	63
Enstar Group Ltd. (b) (c)	2	191
Enterprise Financial Services Corp. (b)	3	66
Entertainment Properties Trust	9	519
Epoch Holding Corp.	2	23
Equity Lifestyle Properties Inc.	6	321
Equity One Inc. (b)	10	202
ESSA BanCorp Inc.	5	70
EuroBancshares Inc. (c)	2	5
Evercore Partners Inc. - Class A (b)	2	44
Extra Space Storage Inc.	25	380
EZCORP Inc. - Class A (b) (c)	11	215
Farmers Capital Bank Corp.	2	50
FBL Financial Group Inc. - Class A	5	128
FBR Capital Markets Corp. (c)	11	74
FCStone Group Inc. (b) (c)	7	119
Federal Agricultural Mortgage Corp. - Class C (b)	3	12
FelCor Lodging Trust Inc. (b)	19	134
Financial Federal Corp. (b)	8	174
Financial Institutions Inc.	3	65
First Acceptance Corp. (b) (c)	5	16
First Bancorp Inc.	3	51
First Bancorp Inc. / NC	4	73
First Bancorp Inc. / Puerto Rico	26	289
First Busey Corp. (b)	7	136
First Cash Financial Services Inc. (c)	7	110
First Commonwealth Financial Corp. (b)	22	293
First Community Bancshares Inc. (b)	3	122
First Financial Bancorp	11	163
First Financial Bankshares Inc.	6	321
First Financial Corp.	3	158
First Financial Holdings Inc. (b)	4	102
First Financial Northwest Inc.	7	70

First Industrial Realty Trust Inc. (b)	13	378
First Marblehead Corp. (b)	21	51
First Merchants Corp.	5	121
First Mercury Financial Corp. (c)	4	62
First Midwest Bancorp Inc. (b)	14	350
First Niagara Financial Group Inc. (b)	34	536
First Place Financial Corp.	5	69
First Potomac Realty Trust (b)	7	125
First South Bancorp Inc. (b)	2	35
FirstFed Financial Corp. (b) (c)	5	36
FirstMerit Corp. (b)	25	526
Flagstar Bancorp Inc. (b)	17	52
Flagstone Reinsurance Holdings Ltd.	9	88
Flushing Financial Corp.	6	111
FNB Corp. (b)	26	409
Forestar Real Estate Group Inc. (c)	11	156
Fox Chase Bancorp Inc. (b) (c)	2	22
FPIC Insurance Group Inc. (c)	3	135
Franklin Street Properties Corp. (b)	18	228
Friedman Billings Ramsey Group Inc. - Class A (c)	44	75
Frontier Financial Corp. (b)	14	188
FX Real Estate and Entertainment Inc. (b) (c)	2	2
GAMCO Investors Inc.	2	134
German American Bancorp Inc.	2	18
Getty Realty Corp.	6	125
GFI Group Inc. (b)	20	93
Glacier Bancorp Inc. (b)	16	398
Gladstone Capital Corp. (b)	6	92
Gladstone Investment Corp.	7	45
Glimcher Realty Trust (b)	11	111
Gramercy Capital Corp. (b)	12	32
Green Bankshares Inc. (b)	3	81
Greenhill & Co. Inc. (b)	5	380
Greenlight Capital Re Ltd. (c)	8	192
Grubb & Ellis Co. (b)	12	32
Guaranty Bancorp (c)	14	88
Guaranty Financial Group Inc. (b) (c)	11	44
Hallmark Financial Services Inc. (c)	2	17
Hancock Holding Co. (b)	8	409
Hanmi Financial Corp. (b)	11	56
Harleysville Group Inc.	4	152
Harleysville National Corp. (b)	9	158
Harris & Harris Group Inc. (b) (c)	7	44
Hatteras Financial Corp. (b)	3	79
Healthcare Realty Trust Inc. (b)	16	459
Heartland Financial USA Inc. (b)	4	98
Hercules Technology Growth Capital Inc. (b)	10	95
Heritage Commerce Corp.	4	61
Hersha Hospitality Trust	16	117
Highwoods Properties Inc. (b)	18	630

Hilb Rogal & Hobbs Co.	11	527
Hilltop Holdings Inc. (c)	14	149
Home Bancshares Inc. (b)	4	102
Home Federal Bancorp Inc.	2	25
Home Properties Inc. (b)	10	568
Horace Mann Educators Corp.	12	156
IberiaBank Corp. (b)	4	199
Independence Holding Co.	1	17
Independent Bank Corp.	-	-
Independent Bank Corp.	5	151
Infinity Property & Casualty Corp.	5	199
Inland Real Estate Corp.	17	268
Integra Bank Corp.	5	42
Interactive Brokers Group Inc. (c)	13	281
International Assets Holding Corp. (b) (c)	1	30
International Bancshares Corp. (b)	16	428
Investors Bancorp Inc. (b) (c)	14	209
Investors Real Estate Trust (b)	18	204
IPC Holdings Ltd.	16	497
JER Investors Trust Inc. (b)	9	43
Kansas City Life Insurance Co.	1	63
Kayne Anderson Energy Development Co. (b)	3	47
KBW Inc. (b) (c)	8	255
Kearny Financial Corp.	7	83
Kite Realty Group Trust	6	61
Knight Capital Group Inc. (b) (c)	29	433
Kohlberg Capital Corp. (b)	5	44
LaBranche & Co. Inc. (c)	15	66
Ladenburg Thalmann Financial Services Inc. (b) (c)	28	50
Lakeland Bancorp Inc.	6	68
Lakeland Financial Corp. (b)	4	79
LandAmerica Financial Group Inc. (b)	5	112
LaSalle Hotel Properties (b)	12	278
Lexington Realty Trust	17	298
Life Partners Holdings Inc. (b)	2	63
LTC Properties Inc. (b)	7	199
Macatawa Bank Corp. (b)	-	-
Maguire Properties Inc. (b)	11	68
Maiden Holdings Ltd. (b)	15	64
MainSource Financial Group Inc. (b)	6	113
MarketAxess Holdings Inc. (c)	9	71
Maui Land & Pineapple Co. Inc. (b) (c)	1	33
Max Capital Group Ltd.	18	407
MB Financial Inc.	10	342
MCG Capital Corp. (b)	21	54
Meadowbrook Insurance Group Inc.	17	120
Medallion Financial Corp.	4	46
Medical Properties Trust Inc. (b)	20	224
Meridian Interstate BanCorp Inc. (b) (c)	3	32
Meruelo Maddux Properties Inc. (c)	21	25

MFA Mortgage Investments Inc.	59	381
Mid-America Apartment Communities Inc. (b)	8	401
Midwest Banc Holdings Inc. (b)	6	23
Mission West Properties Inc. (b)	6	54
Monmouth Real Estate Investment Corp.	6	46
Montpelier Re Holdings Ltd.	28	462
MVC Capital Inc. (b)	7	105
Nara Bancorp Inc. (b)	6	69
NASB Financial Inc. (b)	2	63
National Bankshares Inc.	1	15
National Financial Partners Corp. (b)	12	176
National Health Investors Inc.	7	226
National Interstate Corp. (b)	2	37
National Penn Bancshares Inc. (b)	24	345
National Retail Properties Inc. (b)	23	545
National Western Life Insurance Co.	1	163
Navigators Group Inc. (c)	4	227
NBT Bancorp Inc.	10	302
Nelnet Inc. - Class A (b)	5	71
NewAlliance Bancshares Inc.	34	507
Newcastle Investment Corp. (b)	15	97
NewStar Financial Inc. (c)	7	58
NGP Capital Resources Co. (b)	6	94
Northfield Bancorp Inc. (b) (c)	6	68
NorthStar Realty Finance Corp. (b)	18	143
Northwest Bancorp Inc. (b)	5	143
NYMAGIC Inc. (b)	2	45
OceanFirst Financial Corp. (b)	3	48
Ocwen Financial Corp. (b) (c)	10	78
Odyssey Re Holdings Corp.	8	332
Old National Bancorp (b)	20	394
Old Second Bancorp Inc. (b)	4	68
Omega Healthcare Investors Inc.	20	401
One Liberty Properties Inc. (b)	2	42
optionsXpress Holdings Inc.	13	245
Oriental Financial Group	7	129
Origen Financial Inc.	3	4
Oritani Financial Corp. (c)	4	65
Pacific Capital Bancorp (b)	15	296
Pacific Continental Corp. (b)	3	46
PacWest Bancorp (b)	8	222
Park National Corp. (b)	3	259
Parkvale Financial Corp.	1	9
Parkway Properties Inc. (b)	5	172
Patriot Capital Funding Inc.	5	33
Peapack Gladstone Financial Corp. (b)	2	83
PennantPark Investment Corp.	6	41
Pennsylvania Commerce Bancorp Inc. (b) (c)	2	46
Pennsylvania Real Estate Investment Trust (b)	10	197
Penson Worldwide Inc. (c)	5	69

Peoples Bancorp Inc.	3	65
PHH Corp. (c)	16	214
Phoenix Cos. Inc.	36	329
Pico Holdings Inc. (b) (c)	5	183
Pinnacle Financial Partners Inc. (b) (c)	7	221
Piper Jaffray Cos. (c)	6	241
Platinum Underwriters Holdings Ltd.	16	580
PMA Capital Corp. (c)	9	83
PMI Group Inc. (b)	24	71
Portfolio Recovery Associates Inc. (b) (c)	5	234
Post Properties Inc.	14	383
Potlatch Corp. (b)	12	565
PremierWest Bancorp (b)	6	46
Presidential Life Corp.	6	102
Primus Guaranty Ltd. (b) (c)	12	30
PrivateBancorp Inc. (b)	7	284
ProAssurance Corp. (c)	10	556
Prospect Capital Corp. (b)	8	100
Prosperity Bancshares Inc. (b)	12	415
Provident Bankshares Corp. (b)	9	89
Provident Financial Holdings Inc.	1	8
Provident Financial Services Inc. (b)	18	293
Provident New York Bancorp (b)	13	169
PS Business Parks Inc.	5	274
Pzena Investment Management Inc. (b)	2	17
Quanta Capital Holdings Ltd.	21	58
Radian Group Inc. (b)	24	121
RAIT Investment Trust (b)	18	101
Ramco-Gershenson Properties Trust	5	116
Realty Income Corp. (b)	31	800
Redwood Trust Inc. (b)	10	209
Renasant Corp. (b)	7	147
Republic Bancorp Inc. - Class A	3	93
Resource America Inc. - Class A (b)	4	34
Resource Capital Corp. (b)	5	32
RiskMetrics Group Inc. (b) (c)	6	125
RLI Corp.	6	362
Rockville Financial Inc. (b)	3	42
Roma Financial Corp. (b)	3	51
Royal Bancshares of Pennsylvania - Class A	-	-
S&T Bancorp Inc. (b)	8	280
Safety Insurance Group Inc. (b)	5	183
Sanders Morris Harris Group Inc. (b)	6	51
Sandy Spring Bancorp Inc. (b)	5	108
Santander BanCorp	1	9
Saul Centers Inc. (b)	3	145
SCBT Financial Corp. (b)	3	125
SeaBright Insurance Holdings Inc. (c)	6	82
Seacoast Banking Corp. (b)	4	40
Selective Insurance Group	17	380

Senior Housing Properties Trust (b)	35	842
Shore Bancshares Inc. (b)	3	64
Sierra Bancorp (b)	2	44
Signature Bank (c)	9	309
Simmons First National Corp. - Class A (b)	5	160
Smithtown Bancorp Inc. (b)	3	66
South Financial Group Inc. (b)	23	171
Southern Community Financial Corp.	2	10
Southside Bancshares Inc.	4	89
Southwest Bancorp Inc.	5	86
Sovran Self Storage Inc. (b)	7	292
State Auto Financial Corp. (b)	4	120
State Bancorp. Inc.	4	63
StellarOne Corp.	7	139
Sterling Bancorp - NYS (b)	5	79
Sterling Bancshares Inc.	22	227
Sterling Financial Corp. / WA (b)	15	224
Stewart Information Services Corp.	5	151
Stifel Financial Corp. (c)	7	368
Strategic Hotels & Resorts Inc. (b)	22	167
Stratus Properties Inc. (b) (c)	2	45
Suffolk Bancorp (b)	3	112
Summit Financial Group Inc.	-	4
Sun Bancorp Inc. (c)	6	81
Sun Communities Inc.	5	90
Sunstone Hotel Investors Inc. (b)	17	229
Susquehanna Bancshares Inc. (b)	27	522
SVB Financial Group (c)	9	540
SWS Group Inc. (b)	7	146
SY Bancorp Inc. (b)	4	122
Tanger Factory Outlet Centers Inc. (b)	10	430
Tejon Ranch Co. (b) (c)	3	123
Texas Capital Bancshares Inc. (c)	7	147
Thomas Properties Group Inc.	7	69
Thomas Weisel Partners Group Inc. (b) (c)	8	70
Tompkins Financial Corp. (b)	2	100
Tower Group Inc.	6	142
TowneBank (b)	6	136
TradeStation Group Inc. (b) (c)	10	89
Trico Bancshares	4	88
TrustCo Bank Corp.	24	279
Trustmark Corp. (b)	15	305
U.S. Global Investors Inc.	3	33
UCBH Holdings Inc. (b)	33	211
UMB Financial Corp. (b)	10	506
Umpqua Holdings Corp. (b)	19	277
Union Bankshares Corp. (b)	4	106
United America Indemnity Ltd. (c)	7	103
United Bankshares Inc. (b)	11	394
United Community Banks Inc. (b)	12	158

United Community Financial Corp. (b)	7	33
United Financial Bancorp Inc.	5	78
United Fire & Casualty Co.	7	194
United Security Bancshares / AL (b)	1	16
United Security Bancshares / CA (b)	2	41
Universal Health Realty Income Trust (b)	4	137
Univest Corp. (b)	4	133
Urstadt Biddle Properties Inc. - Class A	7	126
U-Store-It Trust (b)	15	181
Validus Holdings Ltd.	20	465
ViewPoint Financial Group	3	57
Virginia Commerce Bancorp (b) (c)	-	-
W Holding Co. Inc.	30	16
Washington Real Estate Investment Trust (b)	15	561
Washington Trust Bancorp Inc.	3	93
Waterstone Financial Inc. (b) (c)	3	34
WesBanco Inc. (b)	8	210
West Bancorp Inc. (b)	5	67
West Coast Bancorp	4	66
WestAmerica Bancorp (b)	9	518
Western Alliance Bancorp (b) (c)	6	98
Westfield Financial Inc.	9	92
Westwood Holdings Group Inc.	2	76
Wilshire Bancorp Inc. (b)	5	65
Winthrop Realty Trust (b)	16	63
Wintrust Financial Corp. (b)	7	206
World Acceptance Corp. (b) (c)	5	177
WSFS Financial Corp.	2	106
Yadkin Valley Financial Corp. (b)	3	57
Zenith National Insurance Corp.	12	423
		68,364
HEALTH CARE - 14.3%
Abaxis Inc. (c)	6	127
Abiomed Inc. (b) (c)	11	191
Acadia Pharmaceuticals Inc. (c)	8	23
Accelrys Inc. (c)	8	44
Accuray Inc. (b) (c)	10	82
Acorda Therapeutics Inc. (c)	10	228
Acura Pharmaceuticals Inc. (b) (c)	2	17
Adolor Corp. (c)	14	47
Affymax Inc. (c)	3	62
Affymetrix Inc. (c)	21	160
Air Methods Corp. (c)	3	90
Akorn Inc. (c)	17	87
Albany Molecular Research Inc. (c)	7	126
Alexion Pharmaceuticals Inc. (c)	24	929
Alexza Pharmaceuticals Inc. (c)	6	29
Align Technology Inc. (b) (c)	18	200
Alkermes Inc. (b) (c)	30	395
Alliance Imaging Inc. (c)	8	78

Allos Therapeutics Inc. (c)	16	117
Allscripts Healthcare Solutions Inc. (c)	17	211
Almost Family Inc. (c)	2	75
Alnylam Pharmaceuticals Inc. (b) (c)	11	306
Alpharma Inc. - Class A (b) (c)	13	486
Alphatec Holdings Inc. (c)	7	34
AMAG Pharmaceuticals Inc. (b) (c)	5	196
Amedisys Inc. (b) (c)	8	401
America Service Group Inc. (c)	2	16
American Medical Systems Holdings Inc. (c)	23	402
AMERIGROUP Corp. (c)	17	420
Amicus Therapeutics Inc. (b) (c)	2	28
AMN Healthcare Services Inc. (c)	10	177
Amsurg Corp. (b) (c)	9	238
Analogic Corp.	4	198
AngioDynamics Inc. (c)	7	114
Apria Healthcare Group Inc. (c)	13	238
Ardea Biosciences Inc. (b) (c)	3	44
Arena Pharmaceuticals Inc. (b) (c)	21	106
Ariad Pharmaceuticals Inc. (b) (c)	21	53
ArQule Inc. (b) (c)	12	39
Array BioPharma Inc. (b) (c)	14	109
ArthroCare Corp. (b) (c)	8	233
Assisted Living Concepts Inc. (c)	17	107
Athenahealth Inc. (b) (c)	7	217
Atrion Corp.	-	46
Auxilium Pharmaceuticals Inc. (b) (c)	13	413
Avant Immunotherapeutics Inc. (b) (c)	4	52
Biodel Inc. (b) (c)	3	11
BioForm Medical Inc. (b) (c)	7	26
BioMimetic Therapeutics Inc. (b) (c)	4	44
Bio-Rad Laboratories Inc. - Class A (c)	6	580
Bio-Reference Labs Inc. (b) (c)	3	99
BMP Sunstone Corp. (b) (c)	7	52
Bruker Corp. (c)	18	242
Cadence Pharmaceuticals Inc. (b) (c)	6	53
Caliper Life Sciences Inc. (b) (c)	14	40
Cambrex Corp. (c)	8	47
Cantel Medical Corp. (c)	3	32
Capital Senior Living Corp. (c)	7	51
Caraco Pharmaceutical Laboratories Ltd. (c)	3	35
Cardiac Science Corp. (c)	6	60
CardioNet Inc. (c)	1	33
Celera Corp. (c)	24	368
Cell Genesys Inc. (b) (c)	26	15
Centene Corp. (c)	13	265
Cepheid Inc. (c)	18	246
Chemed Corp. (b)	7	290
Chindex International Inc. (c)	3	36
Clinical Data Inc. (b) (c)	3	50

Columbia Laboratories Inc. (b) (c)	14	36
Computer Programs & Systems Inc.	3	80
Conceptus Inc. (b) (c)	10	160
Conmed Corp. (c)	9	273
Corvel Corp. (b) (c)	2	63
Cougar Biotechnology Inc. (c)	4	148
Cross Country Healthcare Inc. (c)	9	149
CryoLife Inc. (c)	8	109
Cubist Pharmaceuticals Inc. (b) (c)	18	390
CV Therapeutics Inc. (c)	18	195
Cyberonics Inc. (b) (c)	7	118
Cynosure Inc. (c)	3	51
Cypress Bioscience Inc. (c)	11	81
Cytokinetics Inc. (c)	10	49
Cytori Therapeutics Inc. (b) (c)	6	31
Datascope Corp.	4	202
Dendreon Corp. (b) (c)	28	158
DepoMed Inc. (c)	14	52
DexCom Inc. (b) (c)	8	48
Dionex Corp. (c)	6	363
Discovery Laboratories Inc. (b) (c)	29	55
Durect Corp. (b) (c)	26	147
Dyax Corp. (c)	17	73
Eclipsys Corp. (b) (c)	17	355
Emergency Medical Services Corp. (c)	3	80
Emergent BioSolutions Inc. (c)	4	53
Emeritus Corp. (b) (c)	6	139
Ensign Group Inc.	2	42
Enzo Biochem Inc. (b) (c)	10	114
Enzon Pharmaceuticals Inc. (b) (c)	13	98
eResearch Technology Inc. (b) (c)	13	150
ev3 Inc. (b) (c)	22	221
ExacTech Inc. (c)	2	47
Exelixis Inc. (c)	31	190
Five Star Quality Care Inc. (c)	9	35
Genomic Health Inc. (b) (c)	4	94
Genoptix Inc. (c)	2	81
Gentiva Health Services Inc. (b) (c)	8	214
Geron Corp. (b) (c)	23	92
Greatbatch Inc. (c)	7	167
GTx Inc. (b) (c)	5	99
Haemonetics Corp. (c)	8	492
Halozyme Therapeutics Inc. (c)	18	131
Hanger Orthopedic Group Inc. (c)	7	119
Hansen Medical Inc. (b) (c)	5	66
HealthExtras Inc. (b) (c)	10	269
HealthSouth Corp. (b) (c)	27	503
HealthSpring Inc. (c)	15	311
Healthways Inc. (c)	10	169
HMS Holdings Corp. (c)	7	178

Human Genome Sciences Inc. (b) (c)	40	256
ICU Medical Inc. (c)	4	113
Idenix Pharmaceuticals Inc. (b) (c)	8	57
Idera Pharmaceuticals Inc. (b) (c)	6	86
Idevus Pharmaceuticals Inc. (b) (c)	23	77
I-Flow Corp. (c)	6	53
Immucor Inc. (c)	22	691
Immunicon Corp. (c)	1	-
Immunogen Inc. (b) (c)	17	82
Immunomedics Inc. (c)	19	35
Incyte Corp. (c)	23	173
Inspire Pharmaceuticals Inc. (c)	13	45
Insulet Corp. (b) (c)	5	72
Integra LifeSciences Holdings Corp. (b) (c)	5	233
InterMune Inc. (b) (c)	9	161
Introgen Therapeutics Inc. (b) (c)	3	2
Invacare Corp. (b)	10	243
inVentiv Health Inc. (b) (c)	10	172
IPC The Hospitalist Co. Inc. (c)	2	41
IRIS International Inc. (c)	5	98
Isis Pharmaceuticals Inc. (b) (c)	28	473
Javelin Pharmaceuticals Inc. (b) (c)	22	56
Jazz Pharmaceuticals Inc. (b) (c)	2	10
Kendle International Inc. (c)	4	173
Kensey Nash Corp. (b) (c)	3	109
Kindred Healthcare Inc. (c)	9	242
KV Pharmaceutical Co. - Class A (b) (c)	11	242
Landauer Inc.	3	201
Lannett Co. Inc. (c)	1	2
Lexicon Genetics Inc. (b) (c)	24	43
LHC Group Inc. (c)	4	118
Life Sciences Research Inc. (c)	3	91
Ligand Pharmaceuticals Inc. - Class B (c)	25	74
Luminex Corp. (b) (c)	13	322
Magellan Health Services Inc. (c)	13	515
MannKind Corp. (b) (c)	15	59
MAP Pharmaceuticals Inc. (c)	2	24
Marshall Edwards Inc. (b) (c)	6	12
Martek Biosciences Corp. (b)	10	307
Masimo Corp. (c)	14	530
Maxygen Inc. (c)	9	38
Medarex Inc. (b) (c)	38	246
MedAssets Inc. (c)	6	103
MedCath Corp. (c)	4	80
Medical Action Industries Inc. (c)	4	51
Medicines Co. (c)	16	376
Medics Pharmaceutical Corp. (b)	18	262
Medivation Inc. (b) (c)	8	201
Mentor Corp. (b)	10	240
Meridian Bioscience Inc.	13	364

Merit Medical Systems Inc. (c)	8	154
Metabolix Inc. (b) (c)	6	61
Micrus Endovascular Corp. (c)	4	60
MiddleBrook Pharmaceuticals Inc. (b) (c)	11	16
Molecular Insight Pharmaceuticals Inc. (b) (c)	5	35
Molina Healthcare Inc. (b) (c)	4	134
Momenta Pharmaceuticals Inc. (c)	7	96
MWI Veterinary Supply Inc. (b) (c)	3	120
Myriad Genetics Inc. (c)	14	892
Nabi Biopharmaceuticals (c)	17	79
Nanosphere Inc. (c)	4	33
National Healthcare Corp. (b)	3	119
National Research Corp. (b)	1	16
Natus Medical Inc. (b) (c)	8	182
Nektar Therapeutics (b) (c)	27	99
Neogen Corp.3 (c)	4	121
Neurocrine Biosciences Inc. (b) (c)	13	61
Nighthawk Radiology Holdings Inc. (c)	7	54
Novavax Inc. (c)	16	45
Noven Pharmaceuticals Inc. (b) (c)	7	86
NPS Pharmaceuticals Inc. (c)	14	100
NuVasive Inc. (b) (c)	11	544
NxStage Medical Inc. (b) (c)	10	41
Obagi Medical Products Inc. (c)	5	53
Odyssey HealthCare Inc. (c)	9	96
Omnicell Inc. (b) (c)	9	122
OMRIX Biopharmaceuticals Inc. (c)	5	84
Onyx Pharmaceuticals Inc. (b) (c)	17	621
Opko Health Inc. (b) (c)	14	25
Optimer Pharmaceuticals Inc. (c)	7	57
OraSure Technologies Inc. (c)	14	67
Orchid Cellmark Inc. (c)	4	12
Orexigen Therapeutics Inc. (c)	6	60
Orthofix International NV (c)	5	95
Orthologic Corp. (c)	6	5
Orthovita Inc. (c)	20	51
OSI Pharmaceuticals Inc. (c)	18	869
Osiris Therapeutics Inc. (b) (c)	4	86
Owens & Minor Inc.	13	617
Pain Therapeutics Inc. (b) (c)	10	96
Palomar Medical Technologies Inc. (c)	6	76
Par Pharmaceutical Cos. Inc. (b) (c)	10	126
Parexel International Corp. (c)	18	502
PDL BioPharma Inc.	37	345
PharmaNet Development Group Inc. (c)	6	42
Pharmasset Inc. (b) (c)	5	109
PharMerica Corp. (c)	10	216
Phase Forward Inc. (c)	13	266
Pozen Inc. (b) (c)	8	81
Progenics Pharmaceuticals Inc. (c)	8	100

Protalix BioTherapeutics Inc. (b) (c)	3	7
Providence Services Corp. (b) (c)	4	36
PSS World Medical Inc. (b) (c)	19	377
Psychiatric Solutions Inc. (b) (c)	17	650
Questcor Pharmaceuticals Inc. (c)	16	118
Quidel Corp. (c)	8	133
RadNet Inc. (b) (c)	6	25
Regeneron Pharmaceuticals Inc. (c)	19	421
RehabCare Group Inc. (c)	5	97
Repligen Corp. (c)	9	44
Res-Care Inc. (c)	7	134
Rexahn Pharmaceuticals Inc. (b) (c)	9	11
Rigel Pharmaceuticals Inc. (c)	11	253
RTI Biologics Inc. (c)	16	149
Salix Pharmaceuticals Ltd. (b) (c)	16	100
Sangamo Biosciences Inc. (b) (c)	11	84
Savient Pharmaceuticals Inc. (b) (c)	17	252
Sciele Pharma Inc. (b)	10	321
Seattle Genetics Inc. (c)	18	193
Sequenom Inc. (b) (c)	18	469
Sirona Dental Systems Inc. (b) (c)	5	117
Skilled Healthcare Group Inc. (c)	6	99
Somanetics Corp. (c)	4	84
SonoSite Inc. (b) (c)	5	157
Spectranetics Corp. (b) (c)	9	40
Stereotaxis Inc. (b) (c)	8	46
STERIS Corp.	18	668
Sucampo Pharmaceuticals Inc. (b) (c)	3	23
Sun Healthcare Group Inc. (c)	13	188
Sunrise Senior Living Inc. (b) (c)	13	184
SurModics Inc. (b) (c)	5	144
Symmetry Medical Inc. (b) (c)	11	196
Synovis Life Technologies Inc. (c)	4	70
Synta Pharmaceuticals Corp. (b) (c)	5	38
Targacept Inc. (c)	5	31
Tercica Inc. (c)	9	84
Theravance Inc. (c)	15	192
Thoratec Corp. (b) (c)	17	444
TomoTherapy Inc. (b) (c)	11	53
TranS1 Inc. (b) (c)	3	31
Triple-S Management Corp. (b) (c)	5	77
United Therapeutics Corp. (c)	7	731
Universal American Corp. (b) (c)	13	159
US Physical Therapy Inc. (c)	4	60
Valeant Pharmaceutical International (b) (c)	25	505
Varian Inc. (c)	9	393
ViroPharma Inc. (b) (c)	21	273
Virtual Radiologic Corp. (b) (c)	2	16
Vision-Sciences Inc. (b) (c)	5	20
Vital Images Inc. (b) (c)	5	76

Vital Signs Inc.	3	223
Vivus Inc. (c)	22	174
Vnus Medical Technologies Inc. (c)	4	80
Volcano Corp. (c)	15	256
West Pharmaceutical Services Inc.	10	489
Wright Medical Group Inc. (c)	12	353
XenoPort Inc. (c)	8	379
XOMA Ltd. (c)	38	78
Zoll Medical Corp. (c)	6	203
ZymoGenetics Inc. (b) (c)	11	70
		45,865
INDUSTRIALS - 15.8%
3D Systems Corp. (b) (c)	5	75
AAON Inc.	4	79
AAR Corp. (b) (c)	12	191
ABM Industries Inc. (b)	14	298
ACCO Brands Corp. (c)	16	121
Accuride Corp. (b) (c)	11	17
Aceto Corp.	7	70
Actuant Corp. - Class A	17	437
Acuity Brands Inc. (b)	13	525
Administaff Inc. (b)	6	175
Advanced Battery Technologies Inc. (b) (c)	12	40
Advisory Board Co. (c)	5	155
AeroVironment Inc. (c)	3	97
Aircastle Ltd. (b)	14	138
AirTran Holdings Inc. (b) (c)	35	85
Akeena Solar Inc. (c)	6	24
Alamo Group Inc.	2	31
Alaska Air Group Inc. (b) (c)	11	222
Albany International Corp.	9	241
Allegiant Travel Co. (c)	4	156
Altra Holdings Inc. (c)	8	112
AMERCO Inc. (c)	3	131
American Commercial Lines Inc. (b) (c)	14	152
American Ecology Corp. (b)	5	132
American Railcar Industries Inc. (b)	2	38
American Reprographics Co. (b) (c)	12	199
American Science & Engineering Inc.	3	161
American Superconductor Corp. (b) (c)	13	309
American Woodmark Corp. (b)	3	77
Ameron International Corp. (b)	3	205
Ampco-Pittsburgh Corp.	2	64
Amrep Corp. (b) (c)	1	23
AO Smith Corp.	6	233
Apogee Enterprises Inc. (b)	9	129
Applied Industrial Technology Inc.	13	355
Applied Signal Technology Inc.	4	65
Argon ST Inc. (c)	4	91
Arkansas Best Corp. (b)	7	227

Ascent Solar Technologies Inc. (b) (c)	2	13
Astec Industries Inc. (b) (c)	6	176
Atlas Air Worldwide Holdings Inc. (c)	4	159
Axsys Technologies Inc. (c)	3	153
AZZ Inc. (b) (c)	4	149
Badger Meter Inc. (b)	4	204
Baldor Electric Co. (b)	14	412
Barnes Group Inc. (b)	14	288
Basin Water Inc. (b) (c)	1	3
Beacon Power Corp. (b) (c)	26	38
Beacon Roofing Supply Inc. (b) (c)	13	206
Belden Inc. (b)	14	431
Blount International Inc. (c)	11	126
Bowne & Co. Inc.	9	101
Brady Corp. - Class A (b)	16	548
Briggs & Stratton Corp. (b)	16	253
Builders FirstSource Inc. (b) (c)	4	25
CAI International Inc. (c)	2	24
Capstone Turbine Corp. (b) (c)	43	56
Cascade Corp. (b)	3	151
Casella Waste Systems Inc. (c)	7	79
CBIZ Inc. (c)	15	130
CDI Corp.	4	88
Celadon Group Inc. (b) (c)	6	70
Cenveo Inc. (b) (c)	15	113
Ceradyne Inc. (c)	8	301
Chart Industries Inc. (c)	9	252
China Architectural Engineering Inc. (b) (c)	5	35
China BAK Battery Inc. (b) (c)	9	32
China Direct Inc. (c)	2	9
China Fire & Security Group Inc. (b) (c)	4	44
CIRCOR International Inc.	5	217
Clarcor Inc. (b)	16	592
Clean Harbors Inc. (c)	6	414
Coleman Cable Inc. (b) (c)	3	25
Colfax Corp. (c)	6	107
Columbus Mckinnon Corp. (b) (c)	6	133
Comfort Systems USA Inc.	13	170
Commercial Vehicle Group Inc. (c)	6	46
COMSYS IT Partners Inc. (c)	6	60
Consolidated Graphics Inc. (c)	3	90
Cornell Cos. Inc. (c)	3	90
CoStar Group Inc. (b) (c)	6	264
Courier Corp.	3	59
Covenant Transportation Group Inc. (c)	1	4
CRA International Inc. (b) (c)	3	90
Cubic Corp.	5	111
Curtiss-Wright Corp.	14	628
Deluxe Corp.	15	220
Dollar Thrifty Automotive Group Inc. (b) (c)	6	11

Ducommun Inc.	3	75
Duff & Phelps Corp. - Class A (c)	3	66
DXP Enterprises Inc. (c)	1	57
Dycom Industries Inc. (b) (c)	12	155
Dynamex Inc. (b) (c)	3	82
Dynamic Materials Corp. (b)	4	87
DynCorp International Inc. (c)	7	123
Eagle Bulk Shipping Inc. (b)	15	203
EMCOR Group Inc. (c)	21	551
Encore Wire Corp. (b)	7	118
Ener1 Inc. (b) (c)	11	83
Energy Conversion Devices Inc. (b) (c)	14	808
EnergySolutions Inc.	10	97
EnerNOC Inc. (b) (c)	3	30
EnerSys (c)	9	170
Ennis Inc.	8	118
EnPro Industries Inc. (c)	6	228
ESCO Technologies Inc. (b) (c)	8	389
Esterline Technologies Corp. (c)	9	361
Evergreen Solar Inc. (b) (c)	45	246
Exponent Inc. (c)	4	143
Federal Signal Corp.	14	196
First Advantage Corp. - Class A (c)	3	43
Flanders Corp. (b) (c)	5	30
Flow International Corp. (c)	11	57
Force Protection Inc. (b) (c)	19	52
Forward Air Corp. (b)	9	233
Franklin Electric Co. Inc.	7	319
FreightCar America Inc.	4	104
Fuel Tech Inc. (b) (c)	6	111
FuelCell Energy Inc. (b) (c)	20	123
Furmanite Corp. (c)	11	113
Fushi Copperweld Inc. (b) (c)	4	42
G&K Services Inc. - Class A	6	193
Gehl Co. (c)	3	97
Genco Shipping & Trading Ltd. (b)	7	217
GenCorp Inc. (b) (c)	17	114
Genesee & Wyoming Inc. - Class A (b) (c)	10	358
Geo Group Inc. (c)	16	321
GeoEye Inc. (c)	6	128
Gibraltar Industries Inc. (b)	8	150
Gorman-Rupp Co. (b)	4	161
GrafTech International Ltd. (b) (c)	34	511
Graham Corp. (b)	1	80
Granite Construction Inc.	10	369
Great Lakes Dredge & Dock Corp.	11	70
Greenbrier Cos. Inc. (b)	5	104
Griffon Corp. (b) (c)	10	88
H&E Equipment Services Inc. (c)	5	44
Harbin Electric Inc. (c)	2	22

Hawaiian Holdings Inc. (c)	12	110
Healthcare Services Group (b)	13	234
Heartland Express Inc. (b)	18	272
Heico Corp. (b)	7	229
Heidrick & Struggles International Inc. (b)	5	165
Herley Industries Inc. (b) (c)	4	69
Herman Miller Inc. (b)	17	426
Hexcel Corp. (c)	30	406
Hill International Inc. (c)	7	96
HNI Corp. (b)	13	335
Horizon Lines Inc. - Class A (b)	9	86
Houston Wire & Cable Co. (b)	5	91
HUB Group Inc. - Class A (c)	11	432
Hudson Highland Group Inc. (c)	7	49
Hurco Cos. Inc. (c)	2	56
Huron Consulting Group Inc. (c)	6	368
Huttig Building Products Inc. (c)	3	6
ICF International Inc. (c)	2	39
ICT Group Inc. (b) (c)	3	21
II-VI Inc. (b) (c)	7	281
IKON Office Solutions Inc.	25	428
InnerWorkings Inc. (b) (c)	9	101
Insituform Technologies Inc. - Class A (c)	8	124
Insteel Industries Inc. (b)	5	71
Integrated Electrical Services Inc. (b) (c)	4	62
Interface Inc.	16	180
InterLine Brands Inc. (c)	10	156
International Shipholding Corp. (c)	2	39
JetBlue Airways Corp. (b) (c)	51	255
Kadant Inc. (c)	4	94
Kaman Corp. - Class A	8	215
Kaydon Corp. (b)	9	387
Kelly Services Inc. - Class A (b)	8	149
Key Technology Inc. (c)	2	40
Kforce Inc. (c)	10	102
Kimball International Inc. - Class B	9	103
Knight Transportation Inc. (b)	17	289
Knoll Inc. (b)	14	216
Korn/Ferry International (b) (c)	15	260
K-Tron International Inc. (c)	1	93
LaBarge Inc. (c)	4	55
Ladish Co. Inc. (c)	4	88
Lawson Products Inc.	1	36
Layne Christensen Co. (b) (c)	6	212
LB Foster Co. (c)	3	100
LECG Corp. (b) (c)	8	63
Lindsay Corp. (b)	4	258
LMI Aerospace Inc. (c)	3	52
LSI Industries Inc.	6	48
Lydall Inc. (c)	5	48

M&F Worldwide Corp. (c)	4	152
Marten Transport Ltd. (c)	4	86
MasTec Inc. (c)	13	170
McGrath RentCorp	7	200
Medis Technologies Ltd. (b) (c)	7	12
Metalico Inc. (b) (c)	7	42
Met-Pro Corp.	4	65
Michael Baker Corp. (c)	2	70
Microvision Inc. (b) (c)	23	45
Middleby Corp. (b) (c)	5	289
Mine Safety Appliances Co. (b)	10	369
Mobile Mini Inc. (b) (c)	10	199
Moog Inc. - Class A (c)	13	565
MPS Group Inc. (c)	28	283
Mueller Industries Inc.	11	254
Mueller Water Products Inc. (b)	36	322
Multi-Color Corp.	4	86
NACCO Industries Inc. - Class A (b)	2	177
Navigant Consulting Inc. (b) (c)	14	286
NCI Building Systems Inc. (b) (c)	6	186
NN Inc.	5	61
Nordson Corp. (b)	10	512
Northwest Pipe Co. (c)	3	119
Odyssey Marine Exploration Inc. (b) (c)	14	65
Old Dominion Freight Line Inc. (c)	8	239
Omega Flex Inc. (b)	1	21
On Assignment Inc. (c)	11	83
Orbital Sciences Corp. (c)	18	435
Orion Energy Systems Inc. (b) (c)	2	13
Orion Marine Group Inc. (c)	6	67
Otter Tail Corp.	9	288
Pacer International Inc.	10	170
Park-Ohio Holdings Corp. (c)	3	51
Patriot Transportation Holding Inc. (c)	-	37
PeopleSupport Inc. (c)	6	72
Perini Corp. (c)	8	208
Pike Electric Corp. (c)	6	82
Plug Power Inc. (b) (c)	24	24
PMFG Inc. (c)	4	56
Polypore International Inc. (c)	5	102
Powell Industries Inc. (c)	2	98
Power-One Inc. (b) (c)	21	31
PowerSecure International Inc. (b) (c)	5	30
Preformed Line Products Co.	1	43
PRG-Schultz International Inc. (c)	4	40
Protection One Inc. (b) (c)	1	11
Quanex Building Products Corp.	11	168
Quixote Corp.	1	9
Raven Industries Inc.	5	187
RBC Bearings Inc. (b) (c)	6	218

Regal-Beloit Corp.	10	424
Republic Airways Holdings Inc. (c)	11	117
Resources Connection Inc. (c)	14	305
Robbins & Myers Inc.	9	270
Rollins Inc.	12	235
RSC Holdings Inc. (b) (c)	14	156
Rush Enterprises Inc. - Class A (c)	10	128
Saia Inc. (c)	4	56
Sauer-Danfoss Inc. (b)	3	78
Schawk Inc.	5	76
School Specialty Inc. (b) (c)	6	175
Seaboard Corp. (b)	-	123
Simpson Manufacturing Co. Inc. (b)	11	300
SkyWest Inc.	17	277
Spherion Corp. (c)	15	75
Standard Parking Corp. (c)	3	77
Standard Register Co. (b)	6	61
Standex International Corp.	4	103
Stanley Inc. (c)	3	97
Sterling Construction Co. Inc. (c)	3	56
Sun Hydraulics Corp. (b)	3	90
Sykes Enterprises Inc. (c)	10	215
Sypris Solutions Inc.	1	2
TAL International Group Inc.	5	100
Taser International Inc. (b) (c)	19	133
TBS International Ltd. (c)	3	40
Team Inc. (c)	6	210
Tecumseh Products Co. (c)	5	121
Teledyne Technologies Inc. (c)	11	626
Tennant Co.	5	181
Tetra Tech Inc. (c)	18	439
Textainer Group Holdings Ltd.	3	39
Thermadyne Holdings Corp. (c)	4	66
Titan International Inc. (b)	11	229
Titan Machinery Inc. (b) (c)	2	45
TransDigm Group Inc. (c)	10	354
Tredegar Corp.	8	138
Trex Co. Inc. (b) (c)	5	82
TriMas Corp. (c)	4	28
Triumph Group Inc. (b)	5	225
TrueBlue Inc. (c)	13	213
TurboChef Technologies Inc. (c)	6	36
Twin Disc Inc.	3	36
UAL Corp.	39	344
Ultralife Batteries Inc. (c)	4	29
Ultrapetrol Ltd. (c)	7	55
United Capital Corp. (c)	1	14
United Stationers Inc. (b) (c)	7	348
Universal Forest Products Inc.	5	173
Universal Truckload Services Inc. (c)	1	36

US Airways Group Inc. (b) (c)	27	165
Valence Technology Inc. (b) (c)	15	52
Viad Corp.	7	189
Vicor Corp. (b)	6	52
Volt Information Sciences Inc. (c)	3	30
VSE Corp.	1	40
Wabash National Corp. (b)	9	86
Wabtec Corp.	15	764
Waste Connections Inc. (c)	20	703
Waste Services Inc. (c)	7	51
Watsco Inc. (b)	7	366
Watson Wyatt Worldwide Inc. (b)	13	655
Watts Water Technologies Inc. (b)	9	238
Werner Enterprises Inc. (b)	13	274
Woodward Governor Co. (b)	18	638
Xerium Technologies Inc.	6	40
YRC Worldwide Inc. (b) (c)	17	203
		50,395
INFORMATION TECHNOLOGY - 16.6%
3Com Corp. (c)	120	279
3PAR Inc. (c)	8	49
ACI Worldwide Inc. (b) (c)	11	186
Acme Packet Inc. (c)	8	46
Actel Corp. (c)	7	89
Actuate Corp. (b) (c)	18	63
Acxiom Corp.	18	228
Adaptec Inc. (c)	36	118
ADTRAN Inc. (b)	17	341
Advanced Analogic Technologies Inc. (b) (c)	14	63
Advanced Energy Industries Inc. (b) (c)	10	142
Advent Software Inc. (b) (c)	5	175
Agilysis Inc. (b)	6	65
Airvana Inc. (c)	7	38
American Software Inc.	7	37
Amkor Technology Inc. (c)	32	207
Anadigics Inc. (b) (c)	19	52
Anaren Inc. (b) (c)	4	45
Anixter International Inc. (b) (c)	9	549
Applied Micro Circuits Corp. (c)	19	115
ArcSight Inc. (c)	2	14
Ariba Inc. (b) (c)	27	376
Arris Group Inc. (c)	38	294
Art Technology Group Inc. (b) (c)	38	135
Aruba Networks Inc. (c)	15	75
AsiaInfo Holdings Inc. (c)	10	95
Asyst Technologies Inc. (b) (c)	13	32
Atheros Communications Inc. (b) (c)	18	433
ATMI Inc. (b) (c)	10	182
AuthenTec Inc. (c)	7	15
Avanex Corp. (b) (c)	4	19

Avid Technology Inc. (b) (c)	11	266
Avocent Corp. (c)	14	286
Axcelis Technologies Inc. (b) (c)	30	52
Bankrate Inc. (b) (c)	4	147
BearingPoint Inc. (b) (c)	55	28
Bel Fuse Inc. - Class B	4	100
Benchmark Electronics Inc. (c)	21	296
Bidz.com Inc. (b) (c)	2	15
BigBand Networks Inc. (c)	9	34
Black Box Corp. (b)	6	192
Blackbaud Inc. (b)	13	245
Blackboard Inc. (b) (c)	10	388
Blue Coat Systems Inc. (b) (c)	10	149
Bookham Inc. (b) (c)	30	34
Bottomline Technologies Inc. (b) (c)	7	68
Brightpoint Inc. (b) (c)	16	115
Brooks Automation Inc. (c)	19	159
Cabot Microelectronics Corp. (c)	7	224
CACI International Inc. - Class A (b) (c)	9	468
Callidus Software Inc. (c)	9	35
Cass Information Systems Inc. (b)	2	74
Cavium Networks Inc. (b) (c)	9	124
Ceva Inc. (c)	6	50
Checkpoint Systems Inc. (c)	12	222
China Information Security Technology Inc. (b) (c)	7	32
China Security & Surveillance Technology Inc. (b) (c)	9	126
Chordiant Software Inc. (c)	9	47
Ciber Inc. (b) (c)	17	121
Cirrus Logic Inc. (c)	25	138
Cogent Inc. (c)	12	124
Cognex Corp.	12	251
Cogo Group Inc. (c)	8	40
Coherent Inc. (c)	7	250
Cohu Inc. (b)	7	118
CommVault Systems Inc. (b) (c)	13	163
Compellent Technologies Inc. (c)	4	47
comScore Inc. (b) (c)	5	90
Comtech Telecommunications Corp. (b) (c)	8	372
Comverge Inc. (b) (c)	6	28
Concur Technologies Inc. (b) (c)	13	510
Constant Contact Inc. (b) (c)	6	99
CPI International Inc. (c)	3	41
Cray Inc. (c)	9	47
CSG Systems International Inc. (b) (c)	11	194
CTS Corp. (b)	11	138
CyberSource Corp. (b) (c)	21	346
Cymer Inc. (b) (c)	10	241
Daktronics Inc. (b)	10	163
Data Domain Inc. (b) (c)	10	232
DealerTrack Holdings Inc. (b) (c)	13	226

Deltek Inc. (c)	4	23
DemandTec Inc. (c)	6	53
DG FastChannel Inc. (b) (c)	5	100
Dice Holdings Inc. (b) (c)	5	39
Digi International Inc. (c)	8	78
Digimarc Corp. (c) (f)	6	92
Digital River Inc. (c)	12	378
Diodes Inc. (c)	9	159
DivX Inc. (c)	8	52
Double-Take Software Inc. (c)	5	49
DSP Group Inc. (c)	9	68
DTS Inc. (b) (c)	5	143
Eagle Test Systems Inc. (b) (c)	4	57
Earthlink Inc. (b) (c)	33	277
Ebix Inc. (c)	1	57
Echelon Corp. (b) (c)	10	95
Electro Rent Corp.	6	86
Electro Scientific Industries Inc. (b) (c)	8	109
Electronics for Imaging Inc. (b) (c)	16	223
Elixir Gaming Technologies Inc. (b) (c)	20	7
Emcore Corp. (b) (c)	22	108
EMS Technologies Inc. (c)	5	113
Emulex Corp. (c)	25	268
Entegris Inc. (c)	34	164
Entropic Communications Inc. (c)	2	3
Entrust Inc. (c)	18	39
Epicor Software Corp. (c)	18	139
EPIQ Systems Inc. (c)	11	143
Euronet Worldwide Inc. (b) (c)	14	235
Exar Corp. (c)	12	88
ExlService Holdings Inc. (c)	6	57
Extreme Networks (c)	38	127
Fair Isaac Corp.	14	334
FalconStor Software Inc. (b) (c)	11	61
FARO Technologies Inc. (c)	5	99
FEI Co. (b) (c)	11	258
Finisar Corp.	122	123
FormFactor Inc. (c)	15	253
Forrester Research Inc. (b) (c)	5	145
Foundry Networks Inc. (c)	45	819
Gartner Inc. - Class A (c)	18	411
Gerber Scientific Inc. (c)	7	64
Gevity HR Inc.	6	44
Global Cash Access Holdings Inc. (b) (c)	11	58
Globecomm Systems Inc. (c)	6	52
Greenfield Online Inc. (c)	8	136
GSI Commerce Inc. (b) (c)	7	108
Guidance Software Inc. (c)	3	13
Hackett Group Inc. (c)	12	67
Harmonic Inc. (b) (c)	28	237

Harris Stratex Networks Inc. - Class A (c)	7	55
Heartland Payment Systems Inc. (b)	7	180
Hittite Microwave Corp. (b) (c)	6	207
HSW International Inc. (b) (c)	8	22
Hughes Communications Inc. (b) (c)	2	78
Hutchinson Technology Inc. (c)	7	80
Hypercom Corp. (c)	16	64
i2 Technologies Inc. (b) (c)	5	63
ICx Technologies Inc. (b) (c)	4	31
iGate Corp. (c)	7	63
Imation Corp. (b)	10	217
Immersion Corp. (b) (c)	8	49
Infinera Corp. (c)	29	277
infoGROUP Inc.	9	59
Informatica Corp. (c)	27	357
InfoSpace Inc.	10	111
Insight Enterprises Inc. (c)	14	187
Integral Systems Inc. (c)	5	105
Interactive Intelligence Inc. (c)	4	35
InterDigital Inc. (b) (c)	14	340
Intermec Inc. (b) (c)	19	376
Internap Network Services Corp. (b) (c)	14	47
Internet Brands Inc. (c)	6	41
Internet Capital Group Inc. (b) (c)	13	102
Interwoven Inc. (c)	14	191
Intevac Inc. (c)	6	69
IPG Photonics Corp. (c)	5	107
Isilon Systems Inc. (b) (c)	7	32
Ixia (c)	13	93
IXYS Corp. (c)	7	65
j2 Global Communications Inc. (b) (c)	13	313
Jack Henry & Associates Inc. (b)	23	472
JDA Software Group Inc. (c)	8	116
Kemet Corp. (b) (c)	24	33
Kenexa Corp. (b) (c)	7	116
Keynote Systems Inc. (c)	4	58
Knot Inc. (b) (c)	8	70
Kopin Corp. (c)	21	64
Kulicke & Soffa Industries Inc. (c)	15	68
L-1 Identity Solutions Inc. (c)	19	296
Lattice Semiconductor Corp. (b) (c)	34	71
Lawson Software Inc. (b) (c)	38	263
Limelight Networks Inc. (b) (c)	9	21
Liquidity Services Inc. (b) (c)	4	47
Littelfuse Inc. (b) (c)	6	192
LoopNet Inc. (b) (c)	9	86
Loral Space & Communications Inc. (b) (c)	3	48
LTX-Credence Corp. (c)	16	28
Macrovision Solutions Corp. (c)	26	394
Magma Design Automation Inc. (b) (c)	12	50

Manhattan Associates Inc. (c)	7	164
Mantech International Corp. - Class A (c)	6	379
Marchex Inc. - Class B (b)	7	77
Mastech Holdings Inc. (c)	-	4
Mattson Technology Inc. (b) (c)	14	65
MAXIMUS Inc. (b)	6	204
Maxwell Technologies Inc. (b) (c)	5	72
Measurement Specialties Inc. (c)	4	75
Mentor Graphics Corp. (c)	28	321
MercadoLibre Inc. (c)	8	163
Mercury Computer Systems Inc. (b) (c)	6	56
Methode Electronics Inc.	12	109
Micrel Inc.	15	132
Micros Systems Inc. (c)	25	670
Microsemi Corp. (c)	24	619
MicroStrategy Inc. - Class A (b) (c)	3	157
Microtune Inc. (b) (c)	14	38
Midway Games Inc. (b) (c)	9	22
MIPS Technologies Inc. - Class A (b) (c)	14	48
MKS Instruments Inc. (c)	16	309
ModusLink Global Solutions Inc (c)	16	150
Monolithic Power Systems Inc. (b) (c)	8	135
Monotype Imaging Holdings Inc. (c)	4	50
Move Inc. (b) (c)	38	81
MRV Communications Inc. (b) (c)	47	55
MSC Software Corp. (b) (c)	13	143
MTS Systems Corp.	5	220
Multi-Fineline Electronix Inc. (b) (c)	2	35
NCI Inc. (c)	2	55
Ness Technologies Inc. (c)	12	134
Net 1 UEPS Technologies Inc. (c)	14	313
Netezza Corp. (c)	11	120
NetGear Inc. (c)	11	158
NetLogic Microsystems Inc. (b) (c)	5	164
NetScout Systems Inc. (c)	9	93
NetSuite Inc. (b) (c)	2	34
Neutral Tandem Inc. (c)	5	87
Newport Corp. (b) (c)	11	115
NextWave Wireless Inc. (b) (c)	14	9
NIC Inc.	11	78
Novatel Wireless Inc. (b) (c)	9	57
NVE Corp. (c)	1	39
Omniture Inc. (b) (c)	19	357
Omnivision Technologies Inc. (b) (c)	16	188
Online Resources Corp. (b) (c)	9	67
OpenTV Corp. (c)	38	54
Oplink Communications Inc. (c)	6	68
OPNET Technologies Inc. (c)	4	48
Opnext Inc. (c)	6	26
ORBCOMM Inc. (b) (c)	9	46

OSI Systems Inc. (b) (c)	5	106
Overland Storage Inc. (c)	2	1
Palm Inc. (b)	32	190
Parametric Technology Corp. (b) (c)	36	654
Park Electrochemical Corp.	6	147
ParkerVision Inc. (b) (c)	7	68
PC Connection Inc. (c)	2	16
PC Mall Inc. (c)	3	22
PC-Tel Inc.	6	58
Pegasystems Inc.	5	63
Perficient Inc. (c)	10	63
Pericom Semiconductor Corp. (c)	7	73
Perot Systems Corp. (b) (c)	27	465
Phoenix Technologies Ltd. (c)	8	65
Photon Dynamics Inc. (b) (c)	5	81
Photronics Inc. (c)	12	23
PlanetOut Inc. (c)	-	-
Plantronics Inc. (b)	15	343
Plexus Corp. (c)	13	263
PLX Technology Inc. (b) (c)	9	45
PMC - Sierra Inc. (b) (c)	68	502
Polycom Inc. (c)	27	625
Power Integrations Inc. (b) (c)	9	218
Powerwave Technologies Inc. (b) (c)	42	165
Presstek Inc. (b) (c)	8	46
Progress Software Corp. (c)	13	336
PROS Holdings Inc. (c)	4	36
QAD Inc.	4	28
Quality Systems Inc. (b)	5	220
Quantum Corp. (c)	61	64
Quest Software Inc. (c)	23	287
Rackable Systems Inc. (c)	9	84
Radiant Systems Inc. (c)	8	71
Radisys Corp. (b) (c)	7	64
RealNetworks Inc. (c)	29	149
Renaissance Learning Inc. (b)	3	37
RF Micro Devices Inc. (b) (c)	78	229
RightNow Technologies Inc. (b) (c)	8	100
Rimage Corp. (c)	3	39
Riverbed Technology Inc. (c)	17	209
Rofin-Sinar Technologies Inc. (c)	9	283
Rogers Corp. (c)	5	197
Rubicon Technology Inc. (c)	4	27
Rudolph Technologies Inc. (c)	10	85
S1 Corp. (c)	14	86
Safeguard Scientifics Inc. (c)	36	45
Sanmina-SCI Corp. (c)	165	231
Sapient Corp. (b) (c)	26	194
SAVVIS Inc. (b) (c)	12	160
ScanSource Inc. (b) (c)	8	225

SeaChange International Inc. (c)	10	99
Secure Computing Corp. (c)	16	86
Semitool Inc. (c)	8	62
Semtech Corp. (b) (c)	18	256
ShoreTel Inc. (b) (c)	12	68
SI International Inc. (b) (c)	4	119
Sigma Designs Inc. (b) (c)	9	122
Silicon Image Inc. (b) (c)	23	125
Silicon Storage Technology Inc. (c)	30	99
SiRF Technology Holdings Inc. (b) (c)	18	27
Skyworks Solutions Inc. (b) (c)	51	422
Smart Modular Technologies WWH Inc. (c)	17	52
Smith Micro Software Inc. (b) (c)	10	72
Solera Holdings Inc. (c)	16	460
Sonic Solutions Inc. (b) (c)	7	31
SonicWALL Inc. (b) (c)	17	91
Sonus Networks Inc. (b) (c)	73	209
Sourcefire Inc. (c)	6	40
Spansion Inc. (c)	38	59
SPSS Inc. (c)	5	153
SRA International Inc. - Class A (c)	13	286
Standard Microsystems Corp. (c)	7	167
Starent Networks Corp. (b) (c)	9	111
STEC Inc. (c)	9	71
Stratasys Inc. (b) (c)	6	105
SuccessFactors Inc. (b) (c)	8	88
Super Micro Computer Inc. (c)	7	59
Supertex Inc. (c)	4	102
SupportSoft Inc. (c)	14	41
Switch & Data Facilities Co. Inc. (c)	6	72
Sybase Inc. (b) (c)	24	748
Sycamore Networks Inc. (c)	57	184
Symmetricom Inc. (b) (c)	14	67
Symyx Technologies Inc. (b) (c)	10	99
Synaptics Inc. (c)	10	310
Synchronoss Technologies Inc. (b) (c)	7	61
SYNNEX Corp. (b) (c)	5	116
Syntel Inc. (b)	4	94
Take-Two Interactive Software Inc. (c)	23	375
Taleo Corp. (b) (c)	8	164
Technitrol Inc.	12	180
TechTarget Inc. (b) (c)	4	29
Techwell Inc. (c)	5	43
Tekelec (c)	20	285
TeleCommunication Systems Inc. (c)	10	69
TeleTech Holdings Inc. (c)	12	147
Terremark Worldwide Inc. (c)	16	108
Tessera Technologies Inc. (b) (c)	14	235
TheStreet.com Inc. (b)	6	35
THQ Inc. (b) (c)	20	239

TIBCO Software Inc. (c)	58	423
TiVo Inc. (b) (c)	30	222
TNS Inc. (c)	7	141
Transmeta Corp. (c)	1	23
Trident Microsystems Inc. (c)	18	44
TriQuint Semiconductor Inc. (b) (c)	43	204
TTM Technologies Inc. (b) (c)	13	126
Tyler Technologies Inc. (b) (c)	11	170
Ultimate Software Group Inc. (b) (c)	7	198
Ultra Clean Holdings Inc. (c)	5	27
Ultratech Inc. (c)	7	81
Unica Corp. (c)	4	33
United Online Inc. (b)	23	216
Universal Display Corp. (b) (c)	9	94
UTStarcom Inc. (b) (c)	33	111
ValueClick Inc. (c)	28	290
VASCO Data Security International (b) (c)	8	78
Veeco Instruments Inc. (b) (c)	9	140
VeriFone Holdings Inc. (b) (c)	21	351
ViaSat Inc. (c)	8	178
Vignette Corp. (c)	7	76
Virtusa Corp. (c)	3	17
VistaPrint Ltd. (b) (c)	14	450
Vocus Inc. (c)	5	162
Volterra Semiconductor Corp. (c)	8	96
Websense Inc. (c)	13	300
Website Pros Inc. (c)	8	44
Wind River Systems Inc. (c)	21	214
Wright Express Corp. (c)	12	358
Zoran Corp. (b) (c)	15	126
Zygo Corp. (c)	5	58
		52,976
MATERIALS - 3.9%
A. Schulman Inc. (b)	8	159
AbitibiBowater Inc. (b) (c)	16	61
AEP Industries Inc. (c)	2	31
Allied Nevada Gold Corp. (c)	13	77
AM Castle & Co. (b)	5	85
AMCOL International Corp. (b)	8	240
American Vanguard Corp. (b)	6	85
Apex Silver Mines Ltd. (c)	18	30
Arch Chemicals Inc.	7	261
Balchem Corp.	5	142
Boise Inc. (b) (c)	11	18
Brush Engineered Materials Inc. (b) (c)	6	120
Buckeye Technologies Inc. (c)	12	95
BWAY Holdings Co. (c)	2	26
Calgon Carbon Corp. (b) (c)	12	248
China Precision Steel Inc. (b) (c)	5	17
Coeur d'Alene Mines Corp. (b) (c)	172	263

Compass Minerals International Inc.	10	524
Deltic Timber Corp. (b)	3	212
Ferro Corp.	13	261
Flotek Industries Inc. (b) (c)	7	74
General Moly Inc. (b) (c)	18	79
General Steel Holdings Inc. (b) (c)	3	23
GenTek Inc. (c)	3	69
Glatfelter	13	182
Graphic Packaging Holding Co. (b) (c)	41	102
Haynes International Inc. (c)	4	166
HB Fuller Co. (b)	16	343
Headwaters Inc. (c)	12	167
Hecla Mining Co. (b) (c)	40	187
Hercules Inc.	35	691
Horsehead Holding Corp. (b) (c)	10	59
ICO Inc. (c)	8	46
Innophos Holdings Inc.	6	149
Innospec Inc.	7	84
Kaiser Aluminum Corp.	5	212
KapStone Paper and Packaging Corp. (b) (c)	5	34
Koppers Holdings Inc.	7	244
Landec Corp. (c)	6	52
Louisiana-Pacific Corp. (b)	31	286
LSB Industries Inc. (c)	5	72
Mercer International Inc. (b) (c)	9	34
Minerals Technologies Inc.	6	349
Myers Industries Inc.	8	104
Neenah Paper Inc. (b)	4	87
NewMarket Corp.	4	213
NL Industries Inc.	2	21
Olin Corp.	23	448
Olympic Steel Inc.	3	79
OM Group Inc. (c)	10	215
Penford Corp.	3	59
PolyOne Corp. (c)	29	189
Quaker Chemical Corp.	3	87
Rock-Tenn Co. - Class A	12	474
Rockwood Holdings Inc. (b) (c)	13	332
Royal Gold Inc.	9	329
RTI International Metals Inc. (c)	7	134
Schweitzer-Mauduit International Inc.	5	89
Sensient Technologies Corp.	15	420
ShengdaTech Inc. (b) (c)	8	58
Silgan Holdings Inc. (b)	8	401
Solutia Inc. (c)	26	363
Spartech Corp.	9	85
Stepan Co. (b)	2	108
Stillwater Mining Co. (b) (c)	12	70
Sutor Technology Group Ltd. (b) (c)	2	7
Texas Industries Inc. (b)	7	303

United States Lime & Minerals Inc. (c)	1	20
Universal Stainless & Alloy Products Inc. (c)	2	47
US Concrete Inc. (b) (c)	10	45
Verso Paper Corp. (b)	4	10
Wausau Paper Corp.	13	133
Westlake Chemical Corp. (b)	6	120
Worthington Industries Inc. (b)	19	286
WR Grace & Co. (c)	22	337
Zep Inc.	6	109
Zoltek Cos. Inc. (b) (c)	8	137
		12,578
TELECOMMUNICATION SERVICES - 1.1%
Alaska Communications Systems Group Inc. (b)	13	158
Arbinet-thexchange Inc.	2	4
Atlantic Tele-Network Inc. (b)	3	79
Cbeyond Inc. (c)	7	103
Centennial Communications Corp. (c)	19	121
Cincinnati Bell Inc. (c)	76	235
Cogent Communications Group Inc. (b) (c)	14	109
Consolidated Communications Holdings Inc. (b)	7	103
FairPoint Communications Inc. (b)	28	243
FiberTower Corp. (b) (c)	33	46
General Communication Inc. - Class A (b) (c)	14	130
Global Crossing Ltd. (b) (c)	10	156
Globalstar Inc. (c)	12	20
Hungarian Telephone & Cable Corp. (b) (c)	1	27
iBasis Inc.	9	32
ICO Global Communications Holdings Ltd. (b) (c)	32	35
IDT Corp. - Class B (b) (c)	12	8
Iowa Telecommunications Services Inc.	10	178
iPCS Inc. (b) (c)	5	114
NTELOS Holdings Corp.	9	252
PAETEC Holding Corp. (c)	36	78
Premiere Global Services Inc. (c)	18	259
Shenandoah Telecommunications Co. (b)	7	154
Syniverse Holdings Inc. (c)	16	268
TerreStar Corp. (b) (c)	17	17
tw telecom inc. (b) (c)	45	472
USA Mobility Inc. (c)	8	85
Virgin Mobile USA Inc. (b) (c)	8	23
Vonage Holdings Corp. (b) (c)	17	17
		3,526
UTILITIES - 3.5%
Allete Inc. (b)	8	364
American States Water Co. (b)	5	198
Avista Corp.	17	359
Black Hills Corp.	12	371
Cadiz Inc. (b) (c)	3	64
California Water Service Group (b)	6	225
Central Vermont Public Service Corp.	3	68
CH Energy Group Inc. (b)	5	204
Chesapeake Utilities Corp.	2	67
Cleco Corp. (b)	19	472
Connecticut Water Services Inc.	3	72
Consolidated Water Co. Ltd.	4	69
El Paso Electric Co. (c)	13	280
Empire District Electric Co.	10	214
EnergySouth Inc. (b)	2	133
IDACORP Inc. (b)	14	409
ITC Holdings Corp. (b)	15	789
Laclede Group Inc. (b)	6	315
MGE Energy Inc. (b)	7	234
Middlesex Water Co.	4	69
New Jersey Resources Corp.	13	467
Nicor Inc. (b)	14	619
Northwest Natural Gas Co. (b)	8	427
NorthWestern Corp. (b)	12	291
Ormat Technologies Inc.	6	204
Piedmont Natural Gas Co. (b)	23	725
PNM Resources Inc.	23	234
Portland General Electric Co.	19	459
SJW Corp. (b)	4	119
South Jersey Industries Inc.	9	316
Southwest Gas Corp.	13	407
Southwest Water Co. (b)	7	91
Synthesis Energy Systems Inc. (b) (c)	9	42
UIL Holdings Corp.	8	258
UniSource Energy Corp.	10	299
US Geothermal Inc. (b) (c)	18	33
Westar Energy Inc. (b)	32	745
WGL Holdings Inc. (b)	15	498
		11,210

Total Common Stocks (cost $356,524)		316,111

WARRANTS - 0.0%
GreenHunter Energy Inc. Warrants (c) (f)	-	-
Pegasus Warrant (c) (f)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 34.1%
Mutual Funds - 1.8%
JNL Money Market Fund, 2.44% (a) (h)	5,635	5,635

Securities Lending Collateral - 32.1%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	104,373	102,442

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.75%, 12/18/08 (o)	520	520

Total Short Term Investments (cost $110,528)		108,597

Total Investments - 133.0% (cost $467,052)		424,708
Other Assets and Liabilities, Net - (33.0%)		(105,327)
Total Net Assets - 100%		$ 319,381

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 17.7%
Aristocrat Leisure Ltd. (b)	36	$ 189
Bayerische Motoren Werke AG	50	1,948
Bayerische Motoren Werke AG - PFD (b)	18	565
Bulgari SpA (b)	151	1,348
Burberry Group Plc	124	878
Carnival Corp.	97	3,432
Dish TV India Ltd. (c)	216	128
Grupo Televisa SA - ADR	144	3,160
Hennes & Mauritz AB - Class B (b)	97	3,951
Inditex SA (b)	57	2,425
International Game Technology	38	651
LVMH Moet Hennessy Louis Vuitton SA (b)	44	3,891
McDonald's Corp.	52	3,208
Sega Sammy Holdings Inc. (b)	48	434
Shuffle Master Inc. (c)	47	239
Sirius XM Radio Inc. (b) (c)	1,030	587
Sony Corp. (b)	111	3,432
Tiffany & Co. (b)	69	2,451
Tod's SpA (b)	25	1,268
Toyota Motor Corp.	43	1,821
Walt Disney Co.	104	3,179
Wire & Wireless India Ltd. (c)	196	71
WPP Group Plc	111	894
Zee Entertainment Enterprises Ltd.	235	997
		41,147
CONSUMER STAPLES - 9.8%
Cadbury Plc	189	1,907
Cia de Bebidas das Americas - ADR (b)	29	1,587
Colgate-Palmolive Co.	31	2,351
Diageo Plc	88	1,497
Dr. Pepper Snapple Group Inc. (c)	27	717
Fomento Economico Mexicano SA de CV	658	2,516
Grupo Modelo SAB de CV	293	1,245
Hindustan Lever Ltd.	187	1,016
Reckitt Benckiser Plc	63	3,066
Seven & I Holdings Co. Ltd.	40	1,145
Tesco Plc	367	2,552
Wal-Mart Stores Inc.	54	3,228
		22,827
ENERGY - 5.9%
BP Plc - ADR	41	2,063
Husky Energy Inc. (b)	89	3,705
Technip SA	46	2,583
Total SA (b)	29	1,740
Transocean Inc. - New Shares (c)	32	3,489
		13,580
FINANCIALS - 12.6%
3i Group Plc	84	1,059

AFLAC Inc.	45	2,614
Allianz SE	22	3,022
Citigroup Inc.	89	1,825
Credit Suisse Group AG	85	3,985
HSBC Holdings Plc (b)	207	3,310
ICICI Bank Ltd. - ADR	1	20
Investor AB - Class B	122	2,281
Royal Bank of Scotland Group Plc	743	2,396
SLM Corp. (c)	109	1,346
Societe Generale - Class A (b)	20	1,802
Sony Financial Holdings Inc.	-	748
Sumitomo Mitsui Financial Group Inc. (b)	-	2,621
XL Capital Ltd. - Class A	117	2,103
		29,132
HEALTH CARE - 6.4%
Acadia Pharmaceuticals Inc. (b) (c)	27	72
Aetna Inc.	40	1,448
Basilea Pharmaceutical AG (c)	2	283
InterMune Inc. (b) (c)	25	419
NicOx SA (b) (c)	16	180
Regeneron Pharmaceuticals Inc. (c)	16	356
Roche Holding AG	32	4,995
Sanofi-Aventis SA (b)	37	2,434
Seattle Genetics Inc. (c)	46	489
Shionogi & Co. Ltd. (b)	79	1,600
Smith & Nephew Plc	128	1,348
Theravance Inc. (b) (c)	41	511
WellPoint Inc. (c)	15	720
		14,855
INDUSTRIALS - 13.7%
3M Co.	43	2,965
Assa Abloy AB (b)	200	2,426
Boeing Co.	19	1,113
Emerson Electric Co.	63	2,586
Empresa Brasileira de Aeronautica SA - ADR	69	1,866
European Aeronautic Defence & Space Co. NV (b)	120	2,040
Experian Plc	85	560
Fanuc Ltd.	10	752
Koninklijke Philips Electronics NV	110	2,971
Lockheed Martin Corp.	16	1,788
Mitsubishi Electric Corp.	135	911
Northrop Grumman Corp.	19	1,144
Raytheon Co. (b)	37	1,975
Secom Co. Ltd.	31	1,287
Siemens AG	58	5,407
TNT NV	70	1,931
		31,722
INFORMATION TECHNOLOGY - 28.2%
Adobe Systems Inc. (c)	100	3,963
Altera Corp.	106	2,186

Automatic Data Processing Inc.	73	3,099
Corning Inc.	152	2,374
Cree Inc. (b) (c)	64	1,453
eBay Inc. (c)	172	3,847
Hoya Corp.	80	1,579
Infosys Technologies Ltd.	93	2,836
Intuit Inc. (c)	129	4,065
Juniper Networks Inc. (c)	182	3,835
Keyence Corp.	8	1,571
Kyocera Corp. (b)	13	972
Linear Technology Corp. (b)	42	1,282
Maxim Integrated Products Inc.	103	1,868
MediaTek Inc.	232	2,403
Microsoft Corp.	169	4,519
Murata Manufacturing Co. Ltd.	48	1,946
Nidec Corp. (b)	13	811
Nintendo Co. Ltd.	4	1,612
SAP AG	83	4,409
Square Enix Co. Ltd. (b)	16	458
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	327	3,062
Tandberg ASA (b)	88	1,194
Telefonaktiebolaget LM Ericsson - Class B	865	8,217
Xilinx Inc. (b)	75	1,756
		65,317
TELECOMMUNICATION SERVICES - 3.4%
KDDI Corp.	1	2,889
SK Telecom Co. Ltd. - ADR	105	1,980
Turkcell Iletisim Hizmet AS - ADR	17	254
Vodafone Group Plc	1,252	2,765
		7,888
UTILITIES - 1.0%
Fortum Oyj	72	2,420

Total Common Stocks (cost $257,111)		228,888

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Porsche Automobil Holding SE	14	1,490

Total Preferred Stocks (cost $1,405)		1,490

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	270	194

Total Corporate Bonds and Notes (cost $270)		194

SHORT TERM INVESTMENTS - 16.2%
Mutual Funds - 0.7%

JNL Money Market Fund, 2.44% (a) (h)	1,667	1,667

Securities Lending Collateral - 15.5%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	36,574	35,897

Total Short Term Investments (cost $38,241)		37,564

Total Investments - 115.6% (cost $297,027)		268,136
Other Assets and Liabilities, Net - (15.6%)		(36,262)
Total Net Assets - 100%		$ 231,874

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 9.1%
Ctrip.com International Ltd. - ADR	6	$ 217
Focus Media Holding Ltd. - ADR (b) (c)	14	399
Hankook Tire Co. Ltd.	18	258
Lotte Shopping Co. Ltd.	1	153
PT Astra International Tbk	69	123
		1,150
CONSUMER STAPLES - 4.3%
Hengan International Group Co. Ltd. (b)	106	302
Shinsegae Co. Ltd.	1	240
		542
ENERGY - 10.0%
China Petroleum & Chemical Corp.	294	232
CNOOC Ltd.	140	157
Energi Mega Persada Tbk PT (c)	2,336	127
PT Medco Energi Internasional Tbk (c)	350	133
PTT Public Company Ltd.	19	127
SK Energy Co. Ltd.	4	318
Yanzhou Coal Mining Co. Ltd.	174	179
		1,273
FINANCIALS - 33.7%
ARA Asset Management Ltd.	381	133
Bangkok Bank Public Co. Ltd.	73	222
Bank of China Ltd. (b)	1,151	446
BOC Hong Kong Holdings Ltd.	86	153
Bumiputra-Commerce Holdings Berhad	154	345
DBS Group Holdings Ltd.	16	191
Guangzhou R&F Properties Co. Ltd. (b)	117	108
Hana Financial Group Inc.	10	241
Henderson Land Development Co. Ltd.	42	187
ICICI Bank Ltd.	7	81
ICICI Bank Ltd. - ADR	5	118
Korea Exchange Bank	26	243
Kowloon Development Co. Ltd.	190	170
Metropolitan Bank & Trust Co.	261	190
PT Bank Rakyat Indonesia	589	333

Reliance Capital Ltd.	9	216
Shui On Land Ltd.	247	103
Wharf Holdings Ltd.	109	312
Yanlord Land Group Ltd.	217	142
Yuanta Financial Holding Co. Ltd.	634	351
		4,285
INDUSTRIALS - 10.6%
Aditya Birla Nuvo Ltd.	10	199
Bakrie and Brothers Tbk PT (c)	6,907	177
China COSCO Holdings Co. Ltd.	162	148
Cosco Corp. Singapore Ltd.	138	148
Far Eastern Textile Co. Ltd.	467	331
S1 Corp.	4	224
Suzlon Energy Ltd.	35	116
		1,343
INFORMATION TECHNOLOGY - 15.0%
AAC Acoustic Technologies Holdings Inc. (b) (c)	220	169
Advanced Semiconductor Engineering Inc.	415	211
AU Optronics Corp.	274	310
AU Optronics Corp. - ADR	5	54
BYD Electronic International Co. Ltd.	196	65
HON HAI Precision Industry Co. Ltd.	137	490
HON HAI Precision Industry Co. Ltd. - GDR	3	22
MediaTek Inc.	21	220
Samsung Electronics Co. Ltd.	1	358
		1,899
MATERIALS - 5.1%
Huabao International Holdings Ltd.	390	300
Sterlite Industries India Ltd.	9	85
Taiwan Cement Corp.	430	257
		642
TELECOMMUNICATION SERVICES - 10.4%
China Mobile Ltd.	36	356
China Netcom Group Corp. Hong Kong Ltd.	192	425
LG Dacom Corp.	16	281
Philippine Long Distance Telephone Co.	5	262
		1,324
UTILITIES - 1.2%
Tata Power Co. Ltd.	8	157

Total Common Stocks (cost $18,786)		12,615

SHORT TERM INVESTMENTS - 8.4%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.44% (a) (h)	29	29

Securities Lending Collateral - 8.2%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	1,064	1,044

Total Short Term Investments (cost $1,093)		1,073

Total Investments - 107.8% (cost $19,879)		13,688
Other Assets and Liabilities, Net - (7.8%)		(994)
Total Net Assets - 100%		$ 12,694

JNL/PAM China-India Fund
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 6.6%
Ctrip.com International Ltd. - ADR	6	$ 247
Focus Media Holding Ltd. - ADR (b) (c)	13	379
GOME Electrical Appliances Holdings Ltd.	1,688	498
Maruti Suzuki India Ltd.	31	466
		1,590
CONSUMER STAPLES - 3.0%
ITC Ltd.	177	720

ENERGY - 20.7%
BGR Energy Systems Ltd.	23	121
Cairn India Ltd. (c)	21	94
China Petroleum & Chemical Corp.	1,354	1,069
China Shenhua Energy Co. Ltd.	298	731
CNOOC Ltd.	465	522
Oil & Natural Gas Corp. Ltd.	28	613
Reliance Industries Ltd.	44	1,829
		4,979
FINANCIALS - 24.0%
Bank of China Ltd. (b)	2,907	1,127
DLF Ltd.	15	112
Franshion Properties China Ltd.	1,140	327
HDFC Bank Ltd.	32	832
Housing Development Finance Corp.	21	958
ICICI Bank Ltd.	53	609
Industrial & Commercial Bank of China	2,031	1,228
Infrastructure Development Finance Co. Ltd.	163	254
Ping an Insurance Group Co. of China Ltd.	58	340
		5,787
HEALTH CARE - 0.2%
Ranbaxy Laboratories Ltd. (f)	5	48

INDUSTRIALS - 10.6%
Beijing Capital International Airport Co. Ltd. (b)	444	366
BYD Co. Ltd.	524	878
China Shipping Development Co. Ltd.	282	370
Crompton Greaves Ltd.	73	367
Larsen & Toubro Ltd.	11	575
		2,556
INFORMATION TECHNOLOGY - 9.4%
AAC Acoustic Technologies Holdings Inc. (b) (c)	704	540

BYD Electronic International Co. Ltd.	174	58
Infosys Technologies Ltd.	32	961
Redington India Ltd.	24	119
Satyam Computer Services Ltd.	45	289
Travelsky Technology Ltd.	594	295
		2,262

MATERIALS - 3.1%
Huabao International Holdings Ltd.	960	738

TELECOMMUNICATION SERVICES - 11.8%
China Mobile Ltd.	122	1,222
China Netcom Group Corp. Hong Kong Ltd.	566	1,252
Idea Cellular Ltd. (c)	220	359
		2,833
UTILITIES - 4.7%
China Resources Power Holdings Co. Ltd.	188	411
NTPC Ltd.	44	163
Tata Power Co. Ltd.	28	557
		1,131

Total Common Stocks (cost $28,381)		22,644

SHORT TERM INVESTMENTS - 8.0%
Securities Lending Collateral - 8.0%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	1,951	1,915

Total Short Term Investments (cost $1,951)		1,915

Total Investments - 102.1% (cost $30,332)		24,559
Other Assets and Liabilities, Net - (2.1%)		(502)
Total Net Assets - 100%		$ 24,057

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wachovia Corp., 7.25%, Series L (callable beginning 03/15/13) (p)	1	$ 193

Total Preferred Stocks (cost $500)		193

OPTIONS - 0.0%
Federal National Mortgage Association, 5.00%, 12/38, Put Option, Strike Price $72.00, Expiration 12/04/08 (s) (t)	1,960	-
US Treasury Inflation Index, 0.88%, 04/10, Put Option, Strike Price $93.00, Expiration 11/03/08 (s) (t)	2,400	-
US Treasury Inflation Index, 2.00%, 04/12, Put Option, Strike Price $98.5, Expiration 10/03/08 (s) (t)	9,500	-
US Treasury Inflation Index, 3.50%, 01/11, Put Option, Strike Price $102.5, Expiration 10/03/08 (s) (t)	5,500	-

Total Options (cost $16)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.6%

ACE Securities Corp. REMIC, 3.29%, 06/25/37 (i)	$ 903	842
Adjustable Rate Mortgage Trust REMIC, 5.14%, 09/25/35 (i)	1,406	1,114
American Express Credit Account Master Trust, 3.42%, 08/15/12 (i)	6,100	6,079
American Home Mortgage Assets REMIC, 3.40%, 09/25/46 (i)	6,263	3,826
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	2,000	1,811
Banc of America Large Loans Inc. REMIC, 3.00%, 08/15/29 (e) (i) (u)	1,560	1,406
Bank of America Credit Card Trust, 3.67%, 12/16/13 (i)	7,600	7,465
BCAP LLC Trust REMIC, 3.38%, 01/25/37 (i)	688	423
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.49%, 05/25/33 (i)	204	194
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.48%, 02/25/34 (i)	1,059	931
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.77%, 11/25/34 (i)	1,206	1,104
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.86%, 01/25/35 (i)	1,955	1,784
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.96%, 01/25/35 (i)	1,284	1,164
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	613	570
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	286	273
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.01%, 08/25/35 (i)	324	309
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.01%, 08/25/35 (i)	187	176
Bear Stearns Alt-A Trust REMIC, 5.86%, 01/25/36 (i)	1,256	933
Bear Stearns Alt-A Trust REMIC, 5.62%, 08/25/36 (i)	499	329
Bear Stearns Asset Backed Securities Trust REMIC, 4.21%, 10/25/37 (i)	1,422	1,158
Bear Stearns Structured Products Inc. REMIC, 4.64%, 01/26/36 (i)	1,343	1,069
Bear Stearns Structured Products Inc. REMIC, 5.77%, 12/26/46 (i)	1,380	1,098
Bravo Mortgage Asset Trust, 2.61%, 07/25/36 (e) (u)	132	130
Chase Credit Card Master Trust, 2.66%, 09/15/11 (i)	1,400	1,392
Chevy Chase Mortgage Funding Corp. REMIC, 3.34%, 05/25/48 (e) (i) (u)	1,303	785
Citigroup Mortgage Loan Trust Inc. REMIC, 4.25%, 08/25/35 (i)	282	269
Citigroup Mortgage Loan Trust Inc. REMIC, 4.68%, 08/25/35 (i)	1,359	1,025
Citigroup Mortgage Loan Trust Inc. REMIC, 4.74%, 08/25/35 (i)	208	197
Citigroup Mortgage Loan Trust Inc. REMIC, 6.04%, 09/25/37 (f) (i)	6,326	4,425
Citigroup Mortgage Loan Trust Inc. REMIC, 3.29%, 01/25/37 (i)	677	611
Citigroup Mortgage Loan Trust Inc. REMIC, 3.32%, 03/25/37 (i)	955	894
Citigroup Mortgage Loan Trust Inc. REMIC, 3.27%, 05/25/37 (i)	1,041	954
Citigroup Mortgage Loan Trust Inc. REMIC, 3.27%, 05/25/37 (i)	1,014	922
Countrywide Alternative Loan Trust REMIC, 4.08%, 12/25/35 (i)	435	266
Countrywide Asset-Backed Certificates REMIC, 3.39%, 09/25/36 (i)	978	903
Countrywide Asset-Backed Certificates REMIC, 3.26%, 03/25/37 (i)	271	262
Countrywide Asset-Backed Certificates REMIC, 3.31%, 09/25/37 (i)	788	738
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.72%, 08/25/34 (i)	846	669
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.82%, 04/20/35 (i)	1,165	1,058
Credit Suisse Mortgage Capital Certificates REMIC, 5.86%, 02/25/37 (i)	1,200	781
Credit-Based Asset Servicing and Securitization LLC REMIC, 3.33%, 07/25/37 (e) (i) (u)	1,006	938
CS First Boston Mortgage Securities Corp. REMIC, 4.45%, 04/25/34 (i)	1,208	1,087
Deutsche Bank Alternate Loan Trust REMIC, 3.29%, 08/25/37 (i)	903	855
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 3.26%, 11/25/36 (i)	782	735
First Horizon Mortgage Pass Through-Trust REMIC, 4.43%, 07/25/33 (i)	1,029	1,011
First NLC Trust REMIC, 3.28%, 08/25/37 (e) (i) (u)	995	939
Ford Credit Auto Owner Trust, 3.09%, 07/15/10 (i)	2,140	2,138
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000	1,759
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	3,380
GS Mortgage Securities Corp. II, 2.58%, 03/06/20 (e) (i) (u)	442	396

Harborview Mortgage Loan Trust REMIC, 4.81%, 04/19/34 (i)	1,218	1,154
HSI Asset Securitization Corp. Trust REMIC, 3.27%, 05/25/37 (i)	892	797
IndyMac Residential Asset Backed Trust REMIC, 3.34%, 04/25/37 (i)	689	664
IndyMac Residential Asset Backed Trust REMIC, 3.29%, 07/25/37 (i)	711	682
JPMorgan Mortgage Acquisition Corp. REMIC, 3.27%, 05/25/37 (i)	910	850
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	5,206
Lehman Brothers Mortgage Loan Trust REMIC, 3.29%, 06/25/37 (e) (i) (u)	995	949
MASTR Adjustable Rate Mortgages Trust REMIC, 5.16%, 12/25/33 (i)	1,565	1,601
MASTR Adjustable Rate Mortgages Trust REMIC, 3.79%, 11/21/34 (i)	806	796
MASTR Adjustable Rate Mortgages Trust REMIC, 3.32%, 05/25/47 (i)	283	278
MASTR Asset Backed Securities Trust REMIC, 3.35%, 02/25/36 (i)	292	288
MASTR Asset Backed Securities Trust REMIC, 3.29%, 05/25/37 (i)	783	731
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 3.27%, 06/25/37 (i)	925	893
Merrill Lynch Mortgage Investors Inc. REMIC, 6.01%, 02/25/33 (i)	382	373
Merrill Lynch Mortgage Investors Inc. REMIC, 4.66%, 02/25/34 (i)	1,132	1,099
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	1,226	1,095
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	1,291	1,205
Morgan Stanley Capital I REMIC, 3.27%, 05/25/37 (i)	922	845
Morgan Stanley Capital I REMIC, 3.27%, 05/25/37 (i)	900	861
Nationstar Home Equity Loan Trust REMIC, 3.27%, 06/25/37 (i)	924	897
Provident Funding Mortgage Loan Trust REMIC, 3.80%, 08/25/33 (i)	779	758
Residential Asset Securities Corp. REMIC, 3.32%, 04/25/37 (i)	736	701
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	474	411
Residential Funding Mortgage Securities I Inc. REMIC, 5.21%, 09/25/35 (i)	1,445	1,241
Residential Funding Mortgage Securities II Inc. REMIC, 3.32%, 02/25/36 (i)	27	27
Securitized Asset Backed Receivables LLC Trust REMIC, 3.34%, 05/25/37 (i)	958	841
SLC Student Loan Trust REMIC, 2.78%, 02/15/15 (i)	789	783
SLM Student Loan Trust, 2.79%, 07/25/13 (i)	594	593
SLM Student Loan Trust, 2.78%, 04/25/14 (i)	848	841
SLM Student Loan Trust, 3.25%, 01/25/17 (i)	3,100	3,064
SLM Student Loan Trust, 2.80%, 04/25/17 (i)	656	652
SLM Student Loan Trust, 4.17%, 04/25/23 (i)	11,400	11,443
SLM Student Loan Trust REMIC, 2.84%, 04/25/19 (i)	3,900	3,623
Structured Adjustable Rate Mortgage Loan Trust REMIC, 4.18%, 02/25/34 (i)	1,281	1,100
Structured Asset Mortgage Investments Inc. REMIC, 3.36%, 10/19/34 (i)	52	36
Structured Asset Mortgage Investments Inc. REMIC, 3.31%, 09/25/47 (i)	481	459
Structured Asset Securities Corp. REMIC, 3.32%, 04/25/36 (i)	647	639
TBW Mortgage Backed Pass Through Certificates REMIC, 5.97%, 09/25/36 (i)	500	363
Thornburg Mortgage Securities Trust REMIC, 3.31%, 03/25/37 (i)	1,300	1,213
Wachovia Bank Commercial Mortgage Trust REMIC, 2.57%, 06/15/20 (e) (i) (u)	1,057	934
Wachovia Bank Commercial Mortgage Trust REMIC, 2.58%, 09/15/21 (e) (i) (u)	1,235	1,128
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.76%, 03/25/33 (i)	277	254
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.56%, 06/25/33 (i)	819	799
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.49%, 09/25/33 (i)	946	913
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.08%, 08/25/46 (i)	2,022	1,152
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.52%, 11/25/33 (i)	1,015	1,000
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.99%, 12/25/34 (i)	1,397	1,268

Total Non-U.S. Government Agency Asset-Backed Securities (cost $129,408)		121,077

CORPORATE BONDS AND NOTES - 13.9%
CONSUMER DISCRETIONARY - 0.3%
Home Depot Inc., 5.40%, 03/01/16	1,250	1,063
Macys Retail Holdings Inc., 7.45%, 07/15/17	1,000	906
Omnicom Group Inc., 5.90%, 04/15/16	1,250	1,231
		3,200
CONSUMER STAPLES - 0.2%
Kraft Foods Inc., 6.00%, 02/11/13	300	299
Kraft Foods Inc., 6.13%, 02/01/18	800	749
Reynolds American Inc., 3.52%, 06/15/11 (i)	700	666
Wal-Mart Stores Inc., 5.80%, 02/15/18	700	684
		2,398
ENERGY - 0.3%
Gaz Capital SA, 7.34%, 04/11/13 (e) (u)	300	271
Gaz Capital SA, 8.15%, 04/11/18 (e) (u)	400	350
NGPL PipeCo LLC, 6.51%, 12/15/12 (e) (u)	1,300	1,302
Rockies Express Pipeline LLC, 4.05%, 08/20/09 (e) (i) (u)	1,600	1,599
		3,522
FINANCIALS - 11.6%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	2,500	2,413
American Express Bank FSB, 2.51%, 06/12/09 (i)	1,400	1,381
American Express Bank FSB, 3.25%, 06/22/09 (i)	1,400	1,381
American Express Bank FSB, 5.50%, 04/16/13	800	732
American Express Bank FSB, 6.00%, 09/13/17	800	668
American Express Centurion Bank, 2.57%, 07/13/10 (i)	1,700	1,557
American Express Centurion Bank, 6.00%, 09/13/17	700	586
American Express Co., 7.00%, 03/19/18	1,260	1,112
American Express Co., 8.15%, 03/19/38	360	322
American Honda Finance Corp., 3.95%, 06/20/11 (e) (i) (u)	9,100	9,075
American International Group Inc., 5.85%, 01/16/18	1,100	552
American International Group Inc., 8.25%, 08/15/18 (e) (u)	1,000	581
American International Group Inc., 8.18%, 05/15/58 (e) (i) (u)	1,300	208
ANZ National International Ltd., 6.20%, 07/19/13 (e) (u)	2,000	1,985
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (i) (p)	700	554
Bank of America Corp., 5.65%, 05/01/18	1,500	1,263
Bank of America Corp., 8.13% (callable at 100 on 05/15/18) (i) (p)	6,500	5,252
Bank of America NA, 2.81%, 02/27/09 (i)	1,200	1,196
Bank of America NA, 2.82%, 06/12/09 (i)	1,400	1,393
Barclays Bank Plc, 5.45%, 09/12/12	2,100	2,094
Barclays Bank Plc, 6.05%, 12/04/17 (e) (u)	2,000	1,860
Barclays Bank Plc, 7.43% (callable at 100 beginning 12/15/17) (e) (p) (u)	200	163
Bear Stearns Cos. Inc., 6.95%, 08/10/12	800	808
Bear Stearns Cos. Inc., 6.40%, 10/02/17	1,000	934
Bear Stearns Cos. Inc., 7.25%, 02/01/18	1,000	962
Capital One Financial Corp., 6.75%, 09/15/17	1,600	1,408
Caterpillar Financial Services Corp., 4.23%, 06/24/11 (i)	7,900	7,606
Citigroup Funding Inc., 3.19%, 04/23/09 (i)	1,300	1,278
Citigroup Funding Inc., 3.85%, 05/07/10 (i)	3,700	3,489
Citigroup Inc., 3.80%, 12/28/09 (i)	1,200	1,161

Citigroup Inc., 5.50%, 04/11/13		1,200	1,047
Citigroup Inc., 6.13%, 05/15/18		6,900	5,713
Credit Agricole SA, 2.81%, 05/28/09 (e) (i) (u)		1,400	1,394
Credit Suisse USA Inc., 2.89%, 11/20/09 (i)		500	496
Export-Import Bank of Korea, 2.90%, 06/01/09 (i)		1,400	1,389
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		1,850	1,176
Ford Motor Credit Co. LLC, 7.80%, 06/01/12		150	93
GATX Financial Corp., 5.80%, 03/01/16		1,000	985
General Electric Capital Corp., 5.88%, 01/14/38		1,000	737
General Electric Capital Corp., 6.50%, 09/15/67 (e) (u)	GBP	1,600	1,694
Genworth Financial Inc., 6.52%, 05/22/18		1,300	1,068
Goldman Sachs Group Inc., 4.07%, 06/28/10 (i)		1,700	1,517
Goldman Sachs Group Inc., 6.15%, 04/01/18		1,200	998
Goldman Sachs Group Inc., 6.75%, 10/01/37		1,800	1,202
HBOS Plc, 6.75%, 05/21/18 (e) (u)		1,000	838
International Lease Finance Corp., 6.63%, 11/15/13		500	307
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		200	26
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,200	150
Lehman Brothers Holdings Inc., 7.00%, 09/27/27 (d)		100	13
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	937
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		800	692
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		4,900	4,335
Metropolitan Life Global Funding I, 3.16%, 04/13/09 (e) (i) (u)		3,600	3,597
Metropolitan Life Global Funding I, 3.96%, 06/25/10 (e) (i) (u)		500	499
Morgan Stanley, 2.85%, 05/07/09 (i)		1,300	1,127
Morgan Stanley, 3.04%, 01/18/11 (i)		2,000	1,304
Morgan Stanley, 6.00%, 04/28/15		1,000	680
Morgan Stanley, 6.63%, 04/01/18		1,800	1,191
National Australia Bank Ltd., 5.35%, 06/12/13 (e) (u)		1,700	1,633
New York Life Global Funding, 4.65%, 05/09/13 (e) (u)		1,800	1,799
Pacific Life Global Funding, 5.15%, 04/15/13 (e) (u)		500	499
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (u)		1,000	966
ProLogis, 6.63%, 05/15/18		900	773
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 beginning 09/29/17) (p)	EUR	100	93
Sanpaolo IMI SpA/New York, 3.45%, 06/09/10 (i)		9,300	9,274
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (i) (p) (u)		900	839
Simon Property Group LP, 5.75%, 12/01/15		500	474
Simon Property Group LP, 6.13%, 05/30/18		2,500	2,215
TransCapitalInvest Ltd., 7.70%, 08/07/13 (e) (u)		1,500	1,371
UBS AG Stamford, 5.75%, 04/25/18		3,300	2,870
VTB Capital SA, 2.90%, 10/18/11 (i)		1,000	594
Wachovia Bank NA, 2.76%, 10/03/08 (i)		1,300	1,300
Wachovia Corp., 5.50%, 05/01/13		4,800	3,971
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (i) (p)		1,900	794
Wells Fargo & Co., 4.38%, 01/31/13		800	735
Wells Fargo & Co., 5.63%, 12/11/17		1,100	1,011
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (i) (p)		800	698
			121,088
HEALTH CARE - 0.1%
Amgen Inc., 6.15%, 06/01/18		600	586

Baxter International Inc., 5.38%, 06/01/18	800	765
UnitedHealth Group Inc., 4.88%, 02/15/13	100	95
		1,446
INDUSTRIALS - 0.1%
Waste Management Inc., 6.10%, 03/15/18	1,100	1,027

INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 5.75%, 04/15/18	1,500	1,393

MATERIALS - 0.4%
Alcoa Inc., 6.00%, 07/15/13	1,000	981
Alcoa Inc., 6.75%, 07/15/18	2,000	1,920
Rexam Plc, 6.75%, 06/01/13 (e) (u)	700	698
Weyerhaeuser Co., 4.20%, 09/24/09 (i)	800	791
		4,390
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 6.30%, 01/15/38	200	165
Deutsche Telekom AG, 6.75%, 08/20/18	3,000	2,781
Qwest Capital Funding Inc., 7.00%, 08/03/09	1,000	983
Telecom Italia Capital SA, 7.00%, 06/04/18	600	538
		4,467
UTILITIES - 0.4%
American Electric Power Co. Inc., 5.25%, 06/01/15	500	458
Constellation Energy Group Inc., 7.00%, 04/01/12	2,500	2,525
Constellation Energy Group Inc., 4.55%, 06/15/15	100	86
Public Service Electric & Gas Co., 5.30%, 05/01/18	700	654
		3,723

Total Corporate Bonds and Notes (cost $165,890)		146,654

GOVERNMENT AND AGENCY OBLIGATIONS - 143.2%
GOVERNMENT SECURITIES - 96.6%
Municipals - 0.6%
Buckeye Ohio Tobacco Settlement Financing Authority, 6.00%, 06/01/42	300	233
Dallas Area Rapid Transit (insured by AMBAC), 5.00%, 12/01/36	2,400	2,205
New York City Municipal Water FInancing Authority, 5.00%, 06/15/38	400	373
State of California Variable Purpose, 5.00%, 06/01/37	1,700	1,537
State of California Variable Purpose, 5.00%, 11/01/37	400	361
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	490	420
Tobacco Settlement Financing Corp. New Jersey, 4.75%, 06/01/34	1,000	623
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	125
		5,877
Treasury Inflation Index Securities - 94.1%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10, TBA (g) (r)	53,686	52,696
U.S. Treasury Inflation Indexed Note, 3.50%, 01/15/11, TBA (g) (r)	56,384	57,960
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11, TBA (g) (r)	23,268	23,426
U.S. Treasury Inflation Indexed Note, 3.38%, 01/15/12, TBA (g) (r)	4,149	4,287
U.S. Treasury Inflation Indexed Note, 2.00%, 04/15/12, TBA (g) (r)	97,710	97,578
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12, TBA (g) (r)	49,864	51,317

U.S. Treasury Inflation Indexed Note, 0.63%, 04/15/13, TBA (g) (r)	6,668	6,286
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/13, TBA (g) (r)	64,888	64,481
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/14, TBA (g) (r)	47,363	47,046
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14, TBA (g) (r)	3,283	3,258
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15, TBA (g) (r)	10,218	10,020
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16, TBA (g) (r)	36,503	35,911
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16, TBA (g) (r)	46,076	46,822
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17, TBA (g) (r)	2,085	2,089
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17, TBA (g) (r)	23,936	24,483
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18, TBA (g) (r)	81,334	76,876
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18, TBA (g) (r)	12,188	11,118
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25, TBA (g) (r)	75,913	85,817
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26, TBA (g) (r)	14,932	13,661
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27, TBA (g) (r)	87,731	84,600
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28, TBA (g) (r)	139,230	121,684
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28, TBA (g) (r)	39,742	43,465
U.S. Treasury Inflation Indexed Note, 3.88%, 04/15/29, TBA (g) (r)	16,076	17,921
		982,802
U.S. Treasury Securities - 2.0%
U.S. Treasury Bond, 4.25%, 11/15/17	4,810	4,985
U.S. Treasury Bond, 4.38%, 02/15/38	8,800	8,912
U.S. Treasury Note, 3.63%, 12/31/12	1,830	1,893
U.S. Treasury Note, 4.75%, 08/15/17, TBA (g)	4,500	4,824
U.S. Treasury Note, 3.50%, 02/15/18	40	40
		20,654
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 46.5%
Federal Home Loan Mortgage Corp. - 4.3%
Federal Home Loan Mortgage Corp., 5.00%, 02/16/17	4,900	4,966
Federal Home Loan Mortgage Corp., 4.88%, 06/13/18	10,600	10,743
Federal Home Loan Mortgage Corp., 5.00%, 12/14/18	1,300	1,222
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	1,500	1,519
Federal Home Loan Mortgage Corp., 6.74%, 07/01/36 (i)	1,819	1,857
Federal Home Loan Mortgage Corp., 6.70%, 09/01/36 (i)	1,992	2,044
Federal Home Loan Mortgage Corp., 6.59%, 10/01/36 (i)	2,132	2,148
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 09/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 11/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	-	-
Federal Home Loan Mortgage Corp., 5.50%, 8/19/38	964	959
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	-	-
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	2,947	2,936
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	286	285
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	2,160	2,151
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	2,329	2,319
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 11/15/13	327	328
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 05/15/16	961	972
Federal Home Loan Mortgage Corp. REMIC, 2.72%, 02/15/19 (i)	4,495	4,378
Federal Home Loan Mortgage Corp. REMIC, 2.64%, 07/15/19 (i)	2,142	2,094

Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/20	838	845
Federal Home Loan Mortgage Corp. REMIC, 2.64%, 10/15/20 (i)	2,172	2,122
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/27	1,167	1,179
		45,067
Federal National Mortgage Association - 40.7%
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)	20,000	19,488
Federal National Mortgage Association, 4.79%, 11/01/35 (i)	587	592
Federal National Mortgage Association, 5.61%, 03/01/36 (i)	961	974
Federal National Mortgage Association, 5.92%, 06/01/36 (i)	755	771
Federal National Mortgage Association, 6.00%, 08/01/36	4,000	4,053
Federal National Mortgage Association, 5.50%, 09/01/36	189	189
Federal National Mortgage Association, 5.50%, 09/01/36	1,800	1,796
Federal National Mortgage Association, 6.00%, 09/01/36	272	276
Federal National Mortgage Association, 5.50%, 10/01/36	12,885	12,861
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	63,100	63,908
Federal National Mortgage Association, 5.50%, 12/01/36	8,797	8,781
Federal National Mortgage Association, 5.50%, 12/01/36	2,530	2,525
Federal National Mortgage Association, 5.50%, 12/01/36	4,706	4,698
Federal National Mortgage Association, 5.50%, 12/01/36	151	151
Federal National Mortgage Association, 5.00%, 01/01/37	964	940
Federal National Mortgage Association, 5.00%, 02/01/37	174	170
Federal National Mortgage Association, 5.00%, 02/01/37	167	163
Federal National Mortgage Association, 5.50%, 02/01/37	12,528	12,504
Federal National Mortgage Association, 5.50%, 02/01/37	167	167
Federal National Mortgage Association, 5.50%, 02/01/37	345	344
Federal National Mortgage Association, 5.50%, 02/01/37	9,868	9,849
Federal National Mortgage Association, 5.50%, 02/01/37	16,894	16,863
Federal National Mortgage Association, 5.50%, 02/01/37	160	159
Federal National Mortgage Association, 6.00%, 02/01/37	8,455	8,573
Federal National Mortgage Association, 5.50%, 03/01/37	176	176
Federal National Mortgage Association, 5.50%, 03/01/37	158	158
Federal National Mortgage Association, 5.50%, 03/01/37	2,614	2,609
Federal National Mortgage Association, 5.50%, 03/01/37	614	613
Federal National Mortgage Association, 5.50%, 03/01/37	840	838
Federal National Mortgage Association, 5.50%, 03/01/37	155	155
Federal National Mortgage Association, 5.50%, 04/01/37	2,894	2,888
Federal National Mortgage Association, 5.50%, 04/01/37	12,530	12,506
Federal National Mortgage Association, 5.50%, 04/01/37	3,895	3,887
Federal National Mortgage Association, 5.50%, 04/01/37	10,519	10,499
Federal National Mortgage Association, 5.50%, 04/01/37	625	624
Federal National Mortgage Association, 6.00%, 04/01/37	747	758
Federal National Mortgage Association, 5.50%, 05/01/37	256	255
Federal National Mortgage Association, 5.50%, 05/01/37	633	632
Federal National Mortgage Association, 5.50%, 05/01/37	13,364	13,338
Federal National Mortgage Association, 5.50%, 05/01/37	178	178
Federal National Mortgage Association, 5.50%, 05/01/37	283	283
Federal National Mortgage Association, 5.50%, 05/01/37	624	623
Federal National Mortgage Association, 5.50%, 05/01/37	152	151
Federal National Mortgage Association, 5.50%, 06/01/37	13,344	13,318
Federal National Mortgage Association, 5.50%, 06/01/37	219	219

Federal National Mortgage Association, 5.50%, 06/01/37	356	355
Federal National Mortgage Association, 5.50%, 06/01/37	13,634	13,608
Federal National Mortgage Association, 5.50%, 06/01/37	623	622
Federal National Mortgage Association, 5.50%, 06/01/37	627	626
Federal National Mortgage Association, 5.00%, 07/01/37	500	488
Federal National Mortgage Association, 5.50%, 07/01/37	12,783	12,757
Federal National Mortgage Association, 5.50%, 07/01/37	12,894	12,869
Federal National Mortgage Association, 5.50%, 07/01/37	17,896	17,862
Federal National Mortgage Association, 5.50%, 07/01/37	177	176
Federal National Mortgage Association, 6.00%, 07/01/37	7,067	7,166
Federal National Mortgage Association, 5.50%, 08/01/37	13,892	13,866
Federal National Mortgage Association, 5.50%, 08/01/37	3,727	3,720
Federal National Mortgage Association, 5.00%, 10/01/37	82	79
Federal National Mortgage Association, 6.00%, 10/01/37	6,794	6,889
Federal National Mortgage Association, 6.00%, 10/01/37	5,737	5,817
Federal National Mortgage Association, 5.50%, 11/01/37	13,177	13,152
Federal National Mortgage Association, 5.50%, 12/01/37	13,363	13,338
Federal National Mortgage Association, 5.50%, 12/01/37	153	152
Federal National Mortgage Association, 5.50%, 01/01/38	13,002	12,977
Federal National Mortgage Association, 5.50%, 01/01/38	5,178	5,168
Federal National Mortgage Association, 5.50%, 01/01/38	1,284	1,282
Federal National Mortgage Association, 5.50%, 01/01/38	13,484	13,458
Federal National Mortgage Association, 5.50%, 02/01/38	12,667	12,642
Federal National Mortgage Association, 5.50%, 02/01/38	12,703	12,678
Federal National Mortgage Association, 5.50%, 02/01/38	2,564	2,559
Federal National Mortgage Association, 5.50%, 04/01/38	-	-
Federal National Mortgage Association, 6.00%, 05/01/38	1,004	1,018
Federal National Mortgage Association, 5.50%, 06/01/38	200	200
Federal National Mortgage Association REMIC, 5.00%, 02/25/17	894	901
Federal National Mortgage Association REMIC, 3.27%, 07/25/37 (i)	1,305	1,198
Federal National Mortgage Association REMIC, 3.41%, 11/27/37 (i)	2,100	1,933
		425,059
Government National Mortgage Association - 1.3%
Government National Mortgage Association, 6.00%, 01/15/29	2	3
Government National Mortgage Association, 6.00%, 02/15/29	3	3
Government National Mortgage Association, 6.00%, 01/15/32	4	4
Government National Mortgage Association, 5.50%, 02/15/36	-	-
Government National Mortgage Association, 6.00%, 10/01/36, TBA (g)	12,600	12,785
Government National Mortgage Association, 5.50%, 10/18/37, TBA (g)	500	500
		13,295
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,944	1,915

Total Government and Agency Obligations (cost $1,521,822)		1,494,669

SHORT TERM INVESTMENTS - 37.4%
Certificates of Deposit - 0.2%
Nordea Bank Finland Plc/New York NY, 3.89%, 12/01/08 (i)	1,100	1,100
Skandinaviska Enskilda Banken AB/New York NY, 2.79%, 02/13/09 (i)	1,200	1,198
		2,298

Commercial Paper - 22.9%
Abbey National North America LLC, 2.79%, 11/12/08	12,200	12,162
ABN AMRO, 2.38%, 10/01/08	31,065	31,065
ANZ National International Ltd., 2.60%, 10/03/08	27,400	27,396
BNP Paribas, 2.74%, 12/09/08	29,000	28,848
Caisse Nat CSSA Epar Pre, 2.73%, 10/03/08	3,800	3,798
CBA Finance, 2.60%, 11/05/08	38,700	38,602
Intesa Funding LLC, 2.77%, 10/01/08	19,500	19,499
Societe Generale, 2.80%, 10/07/08	23,000	23,000
Royal Bank of Scotland Plc, 2.55%, 10/09/08	30,000	29,983
UBS Finance LLC, 2.83%, 12/05/08	1,400	1,390
UniCredit Delaware Inc., 2.80%, 12/05/08	20,800	20,651
Unicredito Italiano Bank (Ireland), 2.94%, 10/07/08	2,600	2,599
		238,993
Federal Home Loan Bank - 7.7%
Federal Home Loan Bank, 2.37%, 10/10/08	27,299	27,284
Federal Home Loan Bank, 2.38%, 11/21/08	53,500	53,320
		80,604
Mutual Funds - 6.2%
JNL Money Market Fund, 2.44% (a) (h)	64,799	64,799

U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 1.70%, 12/11/08	500	500
U.S. Treasury Bill, 1.83%, 12/26/08	2,920	2,915
		3,415

Total Short Term Investments (cost $390,148)		390,109

Total Investments - 206.1% (cost $2,207,784)		2,152,702
Total Forward Sales Commitments, Net - (33.9%)		(354,385)
Other Assets and Liabilities, Net - (72.2%) (o)		(753,962)
Total Net Assets - 100%		$ 1,044,355

Forward Sales Commitments - 33.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
GOVERNMENT SECURITIES - 6.9%
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (r)	36,712	$ 32,171
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)	350	339
		32,510
U.S. Treasury Securities - 3.8%
U.S. Treasury Bond, 4.25%, 11/15/17	4,810	4,985
U.S. Treasury Bond, 7.50%, 11/15/24	1,200	1,634
U.S. Treasury Bond, 5.00%, 05/15/37	9,000	10,012
U.S. Treasury Bond, 4.38%, 02/15/38	8,800	8,912
U.S. Treasury Note, 4.00%, 08/15/08	2,600	2,637
U.S. Treasury Note, 3.63%, 12/31/12	1,830	1,893
U.S. Treasury Note, 4.25%, 08/15/14	200	213
U.S. Treasury Note, 4.75%, 08/15/17	9,200	9,862

U.S. Treasury Note, 3.50%, 02/15/18	40	39
		40,187
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.0%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	1,500	1,519
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33	1,500	1,518
		3,037
Federal National Mortgage Association - 26.6%
Federal National Mortgage Association, 6.00%, 08/01/36	4,000	4,053
Federal National Mortgage Association, 6.00%, 10/16/22	200	204
Federal National Mortgage Association, 5.50%, 09/01/36	1,800	1,796
Federal National Mortgage Association, 5.50%, 10/01/35	249,600	248,898
Federal National Mortgage Association, 6.00%, 10/01/36	22,200	22,484
		277,435
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 5.50%, 10/18/37	500	500
Government National Mortgage Association, 6.50%, 10/18/37	700	716
		1,216

Total Forward Sales Commitments - 33.9% (proceeds $352,112)		$ 354,385

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 1.5%
FINANCIALS - 1.5%
Bank of America Corp., Convertible Preferred, 7.25%, Series L (callable beginning 01/30/13) (p)	7	$ 5,866
DG Funding Trust, 5.05% (callable at 100 beginning 12/31/09) (e) (p) (t)	-	4,253
Wachovia Corp., 7.25%, Series L (callable beginning 03/15/13) (p)	27	10,395

Total Preferred Stocks (cost $38,427)		20,514

OPTIONS - 0.3%
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/15/08 (s) (t)	202	84
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/15/08 (s) (t)	1,614	669
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 02/02/09 (s) (t)	666	337
Call Swaption, 3 month LIBOR versus 3.50% fixed, Expiration 02/03/09 (s) (t)	789	636
Call Swaption, 3 month LIBOR versus 3.60% fixed, Expiration 07/03/09 (s) (t)	1,150	118
Call Swaption, 3 month LIBOR versus 3.85% fixed, Expiration 08/03/09 (s) (t)	372	475
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/05/11 (s) (t)	102	90
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/05/11 (s) (t)	113	100
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/05/11 (s) (t)	684	603
Federal National Mortgage Association, 5.00%, 03/39, Call Option, Strike Price $94.14, Expiration 02/16/09 (f) (s) (t)	1,900	621

Total Options (cost $5,179)		3,733

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.7%
Access Group Inc., 4.05%, 10/27/25 (f) (i)	$ 8,600	8,502
ACE Securities Corp. REMIC, 3.29%, 10/25/36 (i)	355	352
American Home Mortgage Investment Trust REMIC, 4.39%, 02/25/45	549	368
Amortizing Residential Collateral Trust REMIC, 3.64%, 07/25/32 (i)	15	11

Asset Backed Securities Corp. Home Equity REMIC, 3.48%, 09/25/34 (i)	294	257
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 05/10/45 (i)	2,000	1,810
Banc of America Commercial Mortgage Inc. REMIC, 5.84%, 06/10/49 (i)	2,830	2,405
Banc of America Funding Corp. REMIC, 4.13%, 05/25/35 (i)	776	660
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31	133	133
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 09/25/33	65	61
Bank of America Credit Card Trust, 3.07%, 04/15/13 (i)	1,800	1,761
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.77%, 11/25/30 (i)	5	5
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.60%, 02/25/33 (i)	47	44
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 6.75%, 02/25/33 (i)	24	24
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.04%, 04/25/33 (i)	176	169
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.84%, 01/25/34 (i)	416	389
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.77%, 11/25/34 (i)	775	710
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.07%, 11/25/34 (i)	2,297	2,187
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	9,897	9,469
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.75%, 10/25/35 (i)	2,395	2,352
Bear Stearns Alt-A Trust REMIC, 5.37%, 05/25/35 (i)	909	772
Bear Stearns Alt-A Trust REMIC, 5.50%, 09/25/35 (i)	562	453
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	251
Bear Stearns Structured Products Inc. REMIC, 4.64%, 01/26/36 (i)	1,679	1,336
Bear Stearns Structured Products Inc. REMIC, 5.77%, 12/26/46 (i)	949	755
Chase Issuance Trust, 3.39%, 05/16/11 (i)	14,000	13,945
Chase Issuance Trust, 4.32%, 09/15/15 (i)	12,800	12,493
Citigroup Mortgage Loan Trust Inc. REMIC, 4.70%, 12/25/35 (i)	296	275
Citigroup Mortgage Loan Trust Inc. REMIC, 3.27%, 05/25/37 (i)	2,535	2,304
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	1,700	1,472
Countrywide Alternative Loan Trust REMIC, 3.39%, 05/25/47 (i)	1,054	640
Countrywide Asset-Backed Certificates REMIC, 3.32%, 10/25/46 (i)	557	540
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.80%, 11/25/34 (i)	1,457	1,278
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 4.73%, 02/20/35 (i)	2,564	2,276
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 5.25%, 02/20/36 (i)	335	260
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	7,800	6,605
CS First Boston Mortgage Securities Corp. REMIC, 2.08%, 03/25/32 (e) (i) (u)	44	39
Deutsche Bank Alternate Loan Trust REMIC, 3.29%, 03/25/37 (i)	539	521
Equity One ABS Inc. REMIC, 3.63%, 11/25/32 (i)	201	168
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 3.25%, 01/25/38 (i)	1,730	1,625
Fremont Home Loan Trust REMIC, 3.28%, 02/25/37 (i)	276	271
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37	2,653	2,592
GreenPoint Mortgage Funding Trust REMIC, 3.29%, 01/25/47 (i)	1,228	1,166
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	700	592
GS Mortgage Securities Corp. II, 2.58%, 03/06/20 (e) (i) (u)	1,735	1,558
GS Mortgage Securities Corp. II REMIC, 5.99%, 08/10/45 (i)	1,900	1,622
GSR Mortgage Loan Trust REMIC, 4.54%, 09/25/35 (i)	3,541	3,025
GSR Mortgage Loan Trust REMIC, 5.25%, 11/25/35 (i)	1,719	1,477
Harborview Mortgage Loan Trust REMIC, 3.25%, 05/19/35 (i)	229	147
Harborview Mortgage Loan Trust REMIC, 5.15%, 07/19/35 (i)	1,223	1,063
HFC Home Equity Loan Asset Backed Certificates REMIC, 3.48%, 01/20/34 (i)	1,564	1,353
HSI Asset Securitization Corp. Trust REMIC, 3.26%, 12/25/36 (i)	494	459
IndyMac ARM Trust REMIC, 6.56%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust REMIC, 5.23%, 01/25/36 (i)	1,360	1,002

IndyMac Index Mortgage Loan Trust REMIC, 3.29%, 11/25/46 (i)	671	631
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.33%, 05/15/47	1,900	1,635
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47	11,300	9,427
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	6,400	5,318
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)	14,500	12,271
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 02/15/51 (i)	700	597
JPMorgan Mortgage Acquisition Corp. REMIC, 3.26%, 08/25/36 (i)	243	239
JPMorgan Mortgage Acquisition Corp. REMIC, 3.26%, 06/25/37 (i)	13,565	12,253
JPMorgan Mortgage Trust REMIC, 5.02%, 02/25/35 (i)	821	715
Lehman Brothers Commercial Mortgage Trust REMIC, 2.57%, 09/15/21 (e) (i) (u)	183	166
Long Beach Mortgage Loan Trust REMIC, 3.49%, 10/25/34 (i)	34	26
MASTR Adjustable Rate Mortgages Trust REMIC, 3.79%, 11/21/34 (i)	806	796
MASTR Asset Backed Securities Trust REMIC, 3.26%, 01/25/37 (i)	848	672
MASTR Asset Backed Securities Trust REMIC, 3.29%, 05/25/37 (i)	895	836
Mellon Residential Funding Corp. REMIC, 3.16%, 10/20/29 (i)	302	283
Mellon Residential Funding Corp. REMIC, 2.73%, 06/15/30 (i)	642	605
Merrill Lynch Mortgage Investors Inc. REMIC, 5.28%, 05/25/33 (i)	1,024	916
Merrill Lynch Mortgage Investors Inc. REMIC, 3.42%, 02/25/36 (i)	503	408
Merrill Lynch Mortgage Investors Inc. REMIC, 3.28%, 08/25/36 (i)	1,307	1,271
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.16%, 07/12/17 (i)	10,700	9,289
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (i)	1,500	1,258
Mid-State Trust REMIC, 8.33%, 04/01/30	13	10
MLCC Mortgage Investors Inc. REMIC, 4.21%, 10/25/35 (i)	239	218
MLCC Mortgage Investors Inc. REMIC, 3.46%, 11/25/35 (i)	388	338
Morgan Stanley Capital I REMIC, 2.55%, 10/15/20 (e) (i) (u)	431	386
Morgan Stanley Mortgage Loan Trust REMIC, 3.25%, 01/25/37 (i)	856	808
Park Place Securities Inc. REMIC, 3.52%, 10/25/34 (i)	1,368	1,153
Prime Mortgage Trust REMIC, 3.61%, 02/25/19 (i)	27	26
Prime Mortgage Trust REMIC, 3.61%, 02/25/34 (i)	142	130
Residential Asset Securities Corp. REMIC, 3.28%, 11/25/36 (i)	558	547
Saxon Asset Securities Trust REMIC, 3.27%, 11/25/36 (i)	248	243
SBI Heloc Trust REMIC, 3.38%, 08/25/36 (e) (i) (u)	453	434
Securitized Asset Backed Receivables LLC Trust REMIC, 3.27%, 12/25/36 (i)	932	862
Sequoia Mortgage Trust REMIC, 3.38%, 10/19/26 (i)	105	96
SLM Student Loan Trust, 3.10%, 01/26/15 (i)	767	764
SLM Student Loan Trust, 2.46%, 10/25/16 (i)	1,269	1,259
SLM Student Loan Trust, 4.17%, 04/25/23 (i)	13,000	13,049
SLM Student Loan Trust REMIC, 2.79%, 10/27/14 (i)	3,011	2,981
Soundview Home Equity Loan Trust REMIC, 3.26%, 10/25/36 (i)	117	115
Soundview Home Equity Loan Trust REMIC, 3.29%, 01/25/37 (i)	2,315	2,261
Structured Asset Mortgage Investments Inc. REMIC, 3.36%, 09/19/32 (i)	91	83
Structured Asset Mortgage Investments Inc. REMIC, 3.28%, 07/19/35 (i)	1,027	851
Structured Asset Mortgage Investments Inc. REMIC, 3.34%, 03/25/37 (i)	2,105	1,323
Structured Asset Securities Corp. REMIC, 5.96%, 02/25/32 (i)	3	2
Structured Asset Securities Corp. REMIC, 3.64%, 01/25/33 (i)	13	11
Structured Asset Securities Corp. REMIC, 3.26%, 10/25/36 (i)	855	811
Thornburg Mortgage Securities Trust REMIC, 3.33%, 06/25/36 (i)	2,542	2,382
Thornburg Mortgage Securities Trust REMIC, 3.32%, 12/25/36 (i)	1,012	971
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	750	791
Wachovia Bank Commercial Mortgage Trust REMIC, 2.57%, 06/15/20 (e) (i) (u)	1,887	1,667

Wachovia Bank Commercial Mortgage Trust REMIC, 2.58%, 09/15/21 (e) (i) (u)	7,891	7,204
Wachovia Bank Commercial Mortgage Trust REMIC, 5.51%, 04/15/47	1,000	832
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.06%, 02/25/31 (i)	14	14
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.01%, 08/25/42 (i)	248	222
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.06%, 11/25/42 (i)	151	135
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.50%, 10/25/45 (i)	243	153
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 01/25/35 (i)	1,932	1,750
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 03/25/36 (i)	1,392	1,230

Total Non-U.S. Government Agency Asset-Backed Securities (cost $216,089)		201,729

CORPORATE BONDS AND NOTES - 34.9%
CONSUMER DISCRETIONARY - 2.0%
Comcast Corp., 3.09%, 07/14/09 (i)	1,700	1,663
Comcast Corp., 5.88%, 02/15/18	400	357
Comcast Corp., 6.45%, 03/15/37	400	323
Daimler Finance North America LLC, 3.17%, 03/13/09 (i)	900	897
Daimler Finance North America LLC, 3.24%, 08/03/09 (i)	1,400	1,394
MGM Mirage Inc., 6.37%, 10/03/11 (i) (s) (t)	500	442
MGM Mirage Inc., 6.41%, 10/03/11 (i) (s) (t)	500	442
MGM Mirage Inc., 6.43%, 10/03/11 (i) (s) (t)	1,500	1,326
R.H. Donnelley Corp., Term Loan, 6.33%, 06/30/11 (s) (t)	33	29
R.H. Donnelley Corp., Term Loan, 6.44%, 06/30/11	741	654
R.H. Donnelley Corp., Term Loan, 6.59%, 06/30/11 (s) (t)	46	41
Target Corp., 5.13%, 01/15/13	3,000	3,010
Time Warner Inc., 3.03%, 11/13/09 (i)	12,600	12,097
Walt Disney Co., 2.86%, 07/16/10 (i)	4,400	4,385
		27,060
CONSUMER STAPLES - 0.2%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	87
Kraft Foods Inc., 6.13%, 02/01/18	1,400	1,311
Kraft Foods Inc., 6.88%, 02/01/38	600	552
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,109
		3,059
ENERGY - 0.9%
Anadarko Petroleum Corp., 3.22%, 09/15/09 (i)	2,200	2,174
Citigroup Global Markets Deutschland AG for OAO Gazprom, 10.50%, 10/21/09	1,500	1,518
El Paso Corp., 8.05%, 10/15/30	600	520
El Paso Corp., 7.80%, 08/01/31	800	674
Gaz Capital SA, 6.21%, 11/22/16 (e) (u)	300	237
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	5,701
Peabody Energy Corp., 7.88%, 11/01/26	500	445
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (e) (u)	500	431
		11,700
FINANCIALS - 26.2%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,834
American Express Bank FSB, 5.50%, 04/16/13	2,700	2,471
American Express Bank FSB, 6.00%, 09/13/17	300	251
American Express Centurion Bank, 2.51%, 06/12/09 (i)	8,700	8,408

American Express Centurion Bank, 6.00%, 09/13/17		300	251
American Express Co., 7.00%, 03/19/18		2,100	1,853
American General Finance Corp., 6.90%, 12/15/17		2,400	1,113
American Honda Finance Corp., 2.85%, 02/09/10 (e) (i) (u)		1,900	1,889
American International Group Inc., 2.54%, 06/16/09 (e) (i) (u)		1,200	720
American International Group Inc., 5.05%, 10/01/15		200	108
American International Group Inc., 5.85%, 01/16/18		4,500	2,259
American International Group Inc., 6.25%, 03/15/37 (i)		800	128
ANZ National International Ltd., 2.84%, 08/07/09 (e) (i) (u)		4,800	4,787
ANZ National International Ltd., 6.20%, 07/19/13 (e) (u)		2,200	2,184
Bank of America Corp., 2.92%, 11/06/09 (i)		200	196
Bank of America Corp., 5.38%, 09/11/12		4,100	3,816
Bank of America Corp., 6.00%, 09/01/17		1,700	1,466
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (i) (p)		20,700	16,392
Bank of America NA, 2.81%, 02/27/09 (i)		500	498
Bank of America NA, 2.82%, 06/12/09 (i)		5,300	5,274
Bank of America NA, 3.10%, 06/15/16 (i)		700	630
Bank of America NA, 6.00%, 10/15/36		600	500
Bank of New York Mellon Corp., 3.19%, 02/05/10 (i)		7,400	7,239
Bank of Scotland Plc, 2.83%, 07/17/09 (e) (i) (u)		2,300	2,286
Banque Centrale De Tunisie, 7.50%, 08/06/09 (e) (u)	EUR	300	419
Barclays Bank Plc, 5.45%, 09/12/12		10,700	10,669
Barclays Bank Plc, 6.05%, 12/04/17 (e) (u)		1,600	1,488
Barclays Bank Plc, 7.43% (callable at 100 beginning 12/15/17) (e) (i) (p) (u)		15,000	12,215
Bear Stearns Cos. Inc., 3.85%, 03/30/09 (i)		2,500	2,487
Bear Stearns Cos. Inc., 3.06%, 07/16/09 (i)		800	794
Bear Stearns Cos. Inc., 2.90%, 08/21/09 (i)		2,300	2,277
Bear Stearns Cos. Inc., 2.93%, 05/18/10 (i)		5,600	5,486
Bear Stearns Cos. Inc., 4.55%, 06/23/10		3,400	3,324
Bear Stearns Cos. Inc., 6.95%, 08/10/12		3,500	3,535
BNP Paribas, 5.19% (callable at 100 beginning 06/29/15) (e) (i) (p) (u)		4,100	3,141
Capital One Financial Corp., 3.10%, 09/10/09 (i)		9,000	8,396
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (e) (i) (p) (u)		1,000	925
China Development Bank, 5.00%, 10/15/15		200	188
Chrysler Financial Co. LLC, 5.00%, 08/03/14		3,970	2,712
CIT Group Inc., 3.21%, 12/19/08 (i)		500	494
CIT Group Inc., 2.95%, 01/30/09 (i)		6,200	5,586
CIT Group Inc., 2.93%, 06/08/09 (i)		12,000	10,261
CIT Group Inc., 2.93%, 08/17/09 (i)		400	322
Citigroup Capital XXI, 8.30%, 12/21/57 (i)		4,300	3,204
Citigroup Funding Inc., 2.81%, 12/08/08 (i)		500	498
Citigroup Funding Inc., 3.19%, 04/23/09 (i)		1,200	1,180
Citigroup Funding Inc., 3.48%, 06/26/09 (i)		1,200	1,172
Citigroup Global Markets Holdings Inc., 2.92%, 03/17/09 (i)		400	395
Citigroup Inc., 3.81%, 12/26/08 (i)		2,600	2,582
Citigroup Inc., 2.84%, 01/30/09 (i)		2,600	2,573
Citigroup Inc., 3.80%, 12/28/09 (i)		400	387
Citigroup Inc., 5.50%, 08/27/12		1,500	1,347
Citigroup Inc., 5.30%, 10/17/12		600	534
Citigroup Inc., 5.50%, 04/11/13		6,700	5,848

Citigroup Inc., 5.85%, 07/02/13		400	351
Citigroup Inc., 6.00%, 08/15/17		2,200	1,864
Citigroup Inc., 8.40%, (callable at 100 beginning 04/30/18) (i) (p)		6,700	4,560
Citigroup Inc., 6.13%, 08/25/36		1,700	1,104
Credit Agricole SA, 2.81%, 05/28/09 (e) (i) (u)		1,400	1,394
Credit Agricole SA, 2.86%, 05/28/10 (e) (i) (u)		1,600	1,586
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	2,834
ENEL Finance International SA, 6.25%, 09/15/17 (e) (u)		4,700	4,676
Export-Import Bank of Korea, 2.90%, 06/01/09 (i)		2,000	1,984
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	7,737
Ford Motor Credit Co. LLC, 7.38%, 10/28/09		1,200	965
Ford Motor Credit Co. LLC, 7.88%, 06/15/10		1,000	763
General Electric Capital Corp., 2.83%, 01/05/09 (i)		400	399
General Electric Capital Corp., 2.83%, 10/26/09 (i)		300	298
General Electric Capital Corp., 2.86%, 01/20/10 (i)		1,600	1,589
General Electric Capital Corp., 2.85%, 10/06/10 (i)		300	295
General Electric Capital Corp., 3.25%, 02/01/11 (i)		3,000	2,968
General Electric Capital Corp., 2.87%, 08/15/11 (i)		2,300	2,246
General Electric Capital Corp., 2.99%, 01/08/16 (i)		200	184
General Electric Capital Corp., 5.50%, 09/15/67 (e) (u)	EUR	6,100	5,024
General Electric Capital Corp., 6.38%, 11/15/67 (i)		3,200	2,589
GMAC LLC, 6.00%, 12/15/11		200	89
Goldman Sachs Group Inc., 2.89%, 11/10/08 (i)		1,600	1,597
Goldman Sachs Group Inc., 3.25%, 12/23/08 (i)		700	690
Goldman Sachs Group Inc., 3.30%, 06/23/09 (i)		5,100	4,848
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	1,562
Goldman Sachs Group Inc., 6.25%, 09/01/17		4,400	3,684
Goldman Sachs Group Inc., 5.95%, 01/18/18		1,200	990
Goldman Sachs Group Inc., 6.15%, 04/01/18		600	499
Goldman Sachs Group Inc., 6.75%, 10/01/37		6,300	4,206
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (e) (i) (p) (u)		200	118
HSBC Bank USA, 2.96%, 06/10/09 (i)		3,000	2,984
HSBC Finance Corp., 2.87%, 10/21/09 (i)		1,000	949
HSBC Holdings Plc, 6.50%, 05/02/36		500	414
HSBC Holdings Plc, 6.50%, 09/15/37		700	595
JPMorgan Chase & Co., 7.00%, 11/15/09		3,100	3,101
JPMorgan Chase & Co., 2.84%, 05/07/10 (i)		2,300	2,271
JPMorgan Chase & Co., 6.00%, 01/15/18		1,200	1,094
JPMorgan Chase Bank NA, 6.00%, 10/01/17		4,100	3,758
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)		300	221
Lehman Brothers Holdings Inc., 3.76%, 11/24/08 (d) (i)		4,800	600
Lehman Brothers Holdings Inc., 3.26%, 12/23/08 (d) (i)		200	25
Lehman Brothers Holdings Inc., 4.24%, 04/03/09 (d) (i)		600	75
Lehman Brothers Holdings Inc., 3.05%, 11/10/09 (d) (i)		900	113
Lehman Brothers Holdings Inc., 2.91%, 11/16/09 (d) (i)		400	50
Lehman Brothers Holdings Inc., 2.95%, 05/25/10 (d) (i)		1,100	138
Lehman Brothers Holdings Inc., 3.01%, 07/18/11 (d) (i)		1,100	138
Lehman Brothers Holdings Inc., 5.63%, 01/24/13 (d)		1,600	200
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		1,700	213
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,000	125

Merrill Lynch & Co. Inc., 2.85%, 05/08/09 (i)	2,600	2,531
Merrill Lynch & Co. Inc., 2.89%, 08/14/09 (i)	1,400	1,350
Merrill Lynch & Co. Inc., 2.89%, 12/04/09 (i)	1,700	1,617
Merrill Lynch & Co. Inc., 3.00%, 07/25/11 (i)	1,900	1,642
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	600	563
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	1,643
MetLife Global Funding Inc., 2.85%, 05/17/10 (e) (i) (u)	3,000	2,961
MetLife Inc., 6.40%, 12/15/36 (i)	500	312
Morgan Stanley, 3.15%, 01/22/09	3,700	3,564
Morgan Stanley, 2.91%, 02/09/09 (i)	2,900	2,527
Morgan Stanley, 2.85%, 05/07/09 (i)	2,000	1,734
Morgan Stanley, 4.90%, 05/14/10 (i)	3,700	2,701
Morgan Stanley, 6.25%, 08/28/17	1,200	744
Morgan Stanley, 5.95%, 12/28/17	1,800	1,128
National Australia Bank Ltd., 2.86%, 09/11/09 (e) (i) (u)	1,300	1,297
National Australia Bank Ltd., 3.25%, 02/08/10 (e) (i) (u)	14,500	14,483
National Australia Bank Ltd., 5.35%, 06/12/13 (e) (u)	1,900	1,826
Nationwide Life Global Funding I, 5.45%, 10/02/12 (e) (u)	16,200	16,223
Petroleum Export Ltd., 5.27%, 06/15/11 (e) (u)	130	128
PNC Bank NA, 3.25%, 02/01/10 (i)	8,600	8,554
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,695
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (i) (p)	800	658
Residential Capital LLC, 6.10%, 05/22/09 (i)	1,900	855
Resona Bank Ltd., 5.85% (callable at 100 beginning 04/15/16) (e) (i) (p) (u)	300	221
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (e) (i) (p) (u)	2,100	1,565
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (i) (p) (u)	3,400	3,169
Santander US Debt SA Unipersonal, 2.87%, 11/20/09 (e) (i) (u)	3,200	3,169
SLM Corp., 2.94%, 07/27/09 (i)	1,000	880
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (e) (i) (p) (u)	1,000	714
State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/11) (i) (p)	1,700	1,667
State Street Capital Trust IV, 3.82%, 06/15/37 (i)	200	131
Sumitomo Mitsui Banking Corp., 5.63% (callable at 100 beginning 10/15/15) (e) (i) (p) (u)	1,500	1,198
The Governor & Co of the Bank of Ireland, 2.83%, 01/15/10 (i)	4,700	4,654
TNK-BP Finance SA, 6.13%, 03/20/12 (e) (u)	300	237
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (u)	800	716
UBS AG Stamford, 5.88%, 12/20/17	1,200	1,066
UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (i) (p)	10,000	7,705
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (i) (p)	200	97
Wachovia Bank NA, 3.25%, 03/23/09 (i)	1,600	1,505
Wachovia Corp., 2.85%, 10/28/08 (i)	2,400	2,399
Wachovia Corp., 2.86%, 12/01/09 (i)	200	173
Wachovia Corp., 2.92%, 10/15/11 (i)	3,200	2,206
Wachovia Corp., 5.75%, 02/01/18	4,300	3,226
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (i) (p)	2,400	1,003
Wells Fargo & Co., 2.92%, 09/15/09 (i)	400	398
Wells Fargo & Co., 3.22%, 01/29/10 (i)	7,500	7,478
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (u)	600	408
		358,470
HEALTH CARE - 1.3%
Amgen Inc., 2.89%, 11/28/08 (i)	1,650	1,646

Amgen Inc., 6.15%, 06/01/18	7,300	7,128
AstraZeneca Plc, 5.90%, 09/15/17	600	591
AstraZeneca Plc, 6.45%, 09/15/37	600	574
HCA Inc., Term Loan, 7.08%, 11/16/13	5,966	5,312
Health Management Associates Inc., 7.10%, 01/16/14	1,418	1,209
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,529
		17,989
INDUSTRIALS - 0.7%
General Electric Co., 2.85%, 12/09/08 (i)	3,400	3,387
Siemens Financieringsmaatschappij NV, 2.85%, 08/14/09 (e) (i) (u)	2,100	2,098
Union Pacific Corp., 5.70%, 08/15/18	4,000	3,725
		9,210
INFORMATION TECHNOLOGY - 1.8%
Dell Inc, 4.70%, 04/15/13 (e) (u)	3,600	3,467
International Business Machines Corp., 5.70%, 09/14/17	13,200	12,787
Oracle Corp., 4.95%, 04/15/13	4,200	4,186
Oracle Corp., 5.75%, 04/15/18	4,100	3,807
		24,247
MATERIALS - 0.3%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (e) (u)	200	178
Nucor Corp., 5.75%, 12/01/17	2,400	2,303
Rohm & Haas Co., 6.00%, 09/15/17	900	836
Vale Overseas Ltd., 6.25%, 01/23/17	300	280
Vale Overseas Ltd., 6.88%, 11/21/36	300	267
		3,864
TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc., 3.01%, 11/14/08 (i)	900	900
AT&T Inc., 4.13%, 09/15/09	3,500	3,472
AT&T Inc., 2.90%, 02/05/10 (i)	900	897
AT&T Inc., 4.95%, 01/15/13	2,000	1,916
AT&T Inc., 5.50%, 02/01/18	2,000	1,781
AT&T Inc., 6.30%, 01/15/38	1,400	1,159
Qwest Corp., 7.63%, 06/15/15	800	697
Telecom Italia Capital SA, 3.40%, 07/18/11 (i)	1,900	1,773
Telefonica Emisiones SAU, 3.50%, 06/19/09 (i)	1,800	1,789
Verizon Communications Inc., 4.20%, 04/03/09 (i)	3,600	3,573
		17,957
UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 6.58%, 02/01/13	3,421	3,010
Virginia Electric & Power Co., 6.35%, 11/30/37	200	181
		3,191

Total Corporate Bonds and Notes (cost $542,566)		476,747

GOVERNMENT AND AGENCY OBLIGATIONS - 81.9%
GOVERNMENT SECURITIES - 5.1%
Municipals - 1.7%
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC), 5.80%, 06/01/30	1,000	818
Chicago Transit Authority, 6.30%, 12/01/21	200	203

Chicago Transit Authority, 6.30%, 12/01/21		100	101
Chicago Transit Authority, 6.90%, 12/01/40		2,100	2,186
Chicago Transit Authority, 6.90%, 12/01/40		2,000	2,082
Golden State Tobacco Securitization, 5.75%, 06/01/47		6,900	5,075
Los Angeles Unified School District Municipal Bond - Series A-1 (insured by FSA), 4.50%, 07/01/22		3,600	3,241
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32		875	787
State of California, 5.00%, 12/01/37		6,000	5,422
State of Texas, 4.75%, 04/01/35		600	525
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		265	227
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		1,775	1,522
University of Arkansas Municipal Bond (insured by AMBAC), 5.00%, 11/01/37		1,600	1,446
			23,635
Sovereign - 0.1%
Brazilian Government International Bond, 12.50%, 01/05/22	BRL	1,300	707
Brazilian Government International Bond, 10.25%, 01/10/28	BRL	800	365
Export-Import Bank of China, 4.88%, 07/21/15 (e) (u)		200	187
South Africa Government International Bond, 5.88%, 05/30/22		100	87
			1,346
Treasury Inflation Index Securities - 1.9%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (r)		222	225
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		17,516	17,460
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16, TBA (g) (r)		3,539	3,503
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17, TBA (g) (r)		3,928	4,044
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (r)		838	733
			25,965
U.S. Treasury Securities - 1.4%
U.S. Treasury Note, 4.25%, 08/15/13, TBA (g)		3,900	4,140
U.S. Treasury Bond, 4.50%, 05/15/17		14,550	15,333
			19,473
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 76.8%
Federal Home Loan Bank - 3.3%
Federal Home Loan Bank, 6.00%, 09/01/37		33,403	33,846
Federal Home Loan Bank, 6.00%, 11/01/37		7,001	7,093
Federal Home Loan Bank, 5.50%, 09/01/38		1,000	996
Federal Home Loan Bank, 5.50%, 09/01/38		3,000	2,986
			44,921
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		25	25
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		8	7
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		30	31
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16		23	24
Federal Home Loan Mortgage Corp., 4.88%, 06/13/18		2,400	2,432
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18		472	473
Federal Home Loan Mortgage Corp., 5.00%, 12/14/18		1,300	1,222
Federal Home Loan Mortgage Corp., 6.00%, 08/01/26		3,191	3,243
Federal Home Loan Mortgage Corp., 5.33%, 07/01/27 (i)		1	1
Federal Home Loan Mortgage Corp., 6.00%, 09/01/27		8,260	8,391
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)		186	187
Federal Home Loan Mortgage Corp., 5.50%, 10/01/35, TBA (g)		46,000	45,756
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38		205	208

Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	83	83
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	373	380
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	84	86
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	830	841
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	58	59
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	794	805
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	4,499	4,479
Federal Home Loan Mortgage Corp. REMIC, 2.72%, 02/15/19 (i)	8,829	8,601
Federal Home Loan Mortgage Corp. REMIC, 2.64%, 07/15/19 (i)	2,066	2,020
Federal Home Loan Mortgage Corp. REMIC, 2.64%, 08/15/19 (i)	9,386	9,173
Federal Home Loan Mortgage Corp. REMIC, 2.64%, 10/15/20 (i)	12,798	12,502
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 05/15/23	399	408
Federal Home Loan Mortgage Corp. REMIC, 2.94%, 11/15/30 (i)	7	6
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 03/15/34	7,589	6,108
Federal Home Loan Mortgage Corp. REMIC, 3.25%, 12/25/36 (i)	2,897	2,787
Federal Home Loan Mortgage Corp. REMIC, 4.28%, 02/25/45 (i)	116	106
		110,444
Federal National Mortgage Association - 63.3%
Federal National Mortgage Association, 5.50%, 11/01/13	6	6
Federal National Mortgage Association, 5.50%, 03/01/16	74	75
Federal National Mortgage Association, 6.00%, 04/01/16	67	68
Federal National Mortgage Association, 6.00%, 04/01/16	27	28
Federal National Mortgage Association, 6.00%, 04/01/16	51	52
Federal National Mortgage Association, 6.00%, 05/01/16	52	53
Federal National Mortgage Association, 6.00%, 08/01/16	32	33
Federal National Mortgage Association, 6.00%, 09/01/16	15	15
Federal National Mortgage Association, 6.00%, 11/01/16	54	55
Federal National Mortgage Association, 6.00%, 11/01/16	20	20
Federal National Mortgage Association, 5.50%, 12/01/16	103	105
Federal National Mortgage Association, 5.50%, 12/01/16	14	14
Federal National Mortgage Association, 5.50%, 12/01/16	55	56
Federal National Mortgage Association, 5.50%, 12/01/16	8	9
Federal National Mortgage Association, 5.50%, 01/01/17	17	18
Federal National Mortgage Association, 5.50%, 01/01/17	40	41
Federal National Mortgage Association, 5.50%, 01/01/17	10	10
Federal National Mortgage Association, 6.00%, 02/01/17	3	3
Federal National Mortgage Association, 6.00%, 02/01/17	13	13
Federal National Mortgage Association, 5.50%, 03/01/17	65	67
Federal National Mortgage Association, 6.00%, 03/01/17	49	50
Federal National Mortgage Association, 6.00%, 03/01/17	12	13
Federal National Mortgage Association, 6.00%, 03/01/17	25	25
Federal National Mortgage Association, 6.00%, 04/01/17	12	12
Federal National Mortgage Association, 6.00%, 04/01/17	4	4
Federal National Mortgage Association, 6.00%, 04/01/17	56	57
Federal National Mortgage Association, 6.00%, 05/01/17	7	7
Federal National Mortgage Association, 6.00%, 05/01/17	11	11
Federal National Mortgage Association, 5.50%, 10/01/17	60	61
Federal National Mortgage Association, 6.00%, 10/01/17	55	56
Federal National Mortgage Association, 5.50%, 11/01/17	36	37
Federal National Mortgage Association, 5.50%, 11/01/17	2	2

Federal National Mortgage Association, 5.00%, 05/01/18	19	19
Federal National Mortgage Association, 5.00%, 06/01/18	246	246
Federal National Mortgage Association, 5.00%, 08/01/18	1,176	1,180
Federal National Mortgage Association, 5.00%, 09/01/18	303	304
Federal National Mortgage Association, 5.00%, 09/01/18	171	172
Federal National Mortgage Association, 5.00%, 01/01/19	414	414
Federal National Mortgage Association, 5.00%, 06/01/19	261	261
Federal National Mortgage Association, 5.00%, 06/01/19	799	799
Federal National Mortgage Association, 5.00%, 10/01/19	547	547
Federal National Mortgage Association, 5.00%, 10/01/19	775	775
Federal National Mortgage Association, 5.00%, 12/01/19	1,028	1,028
Federal National Mortgage Association, 5.00%, 12/01/19	240	240
Federal National Mortgage Association, 5.00%, 07/01/20	344	343
Federal National Mortgage Association, 5.00%, 10/01/20	16	16
Federal National Mortgage Association, 5.00%, 04/01/21	774	769
Federal National Mortgage Association, 5.00%, 04/01/21	367	364
Federal National Mortgage Association, 5.50%, 03/01/22	208	210
Federal National Mortgage Association, 5.50%, 05/01/22	204	206
Federal National Mortgage Association, 5.50%, 06/01/22	310	312
Federal National Mortgage Association, 5.50%, 09/01/22	356	359
Federal National Mortgage Association, 5.50%, 12/01/22	180	182
Federal National Mortgage Association, 5.50%, 12/01/22	180	182
Federal National Mortgage Association, 5.00%, 01/01/23	824	819
Federal National Mortgage Association, 5.50%, 01/01/23	502	507
Federal National Mortgage Association, 5.50%, 02/01/23	286	288
Federal National Mortgage Association, 5.50%, 03/01/23	432	436
Federal National Mortgage Association, 5.50%, 04/01/23	507	511
Federal National Mortgage Association, 5.50%, 05/01/23	496	500
Federal National Mortgage Association, 5.50%, 06/01/23	191	193
Federal National Mortgage Association, 5.00%, 07/01/23	100	99
Federal National Mortgage Association, 5.50%, 07/01/23	459	463
Federal National Mortgage Association, 5.50%, 07/01/23	291	293
Federal National Mortgage Association, 5.50%, 07/01/23	199	200
Federal National Mortgage Association, 5.50%, 07/01/23	494	498
Federal National Mortgage Association, 5.50%, 08/01/23	355	359
Federal National Mortgage Association, 5.50%, 09/01/23	317	320
Federal National Mortgage Association, 6.00%, 12/01/26	7,401	7,522
Federal National Mortgage Association, 6.00%, 02/01/27	3,835	3,898
Federal National Mortgage Association, 6.00%, 06/01/27	5,554	5,645
Federal National Mortgage Association, 6.00%, 08/01/27	7,740	7,867
Federal National Mortgage Association, 6.00%, 09/01/27	8,381	8,519
Federal National Mortgage Association, 6.00%, 10/01/27	8,168	8,303
Federal National Mortgage Association, 6.00%, 11/01/27	16,786	17,062
Federal National Mortgage Association, 6.50%, 07/01/29	1	1
Federal National Mortgage Association, 6.50%, 12/01/29	1	1
Federal National Mortgage Association, 5.50%, 11/01/32	548	548
Federal National Mortgage Association, 5.50%, 11/01/32	699	700
Federal National Mortgage Association, 5.50%, 11/01/32	97	97
Federal National Mortgage Association, 5.50%, 11/01/32	586	586
Federal National Mortgage Association, 5.50%, 01/01/33	565	566

Federal National Mortgage Association, 6.00%, 03/01/33	42	43
Federal National Mortgage Association, 5.50%, 06/01/33	1,187	1,187
Federal National Mortgage Association, 5.50%, 07/01/33	14	14
Federal National Mortgage Association, 5.50%, 08/01/33	484	484
Federal National Mortgage Association, 5.50%, 10/01/33	20	20
Federal National Mortgage Association, 5.00%, 11/01/33, TBA (g)	29,000	28,212
Federal National Mortgage Association, 5.50%, 11/01/33	12	12
Federal National Mortgage Association, 5.50%, 11/01/33	502	502
Federal National Mortgage Association, 5.50%, 11/01/33	20	20
Federal National Mortgage Association, 5.50%, 11/01/33	21	21
Federal National Mortgage Association, 5.50%, 11/01/33	224	224
Federal National Mortgage Association, 5.50%, 12/01/33	221	221
Federal National Mortgage Association, 5.50%, 12/01/33	334	334
Federal National Mortgage Association, 5.50%, 01/01/34	76	76
Federal National Mortgage Association, 5.50%, 02/01/34	344	343
Federal National Mortgage Association, 5.50%, 02/01/34	593	593
Federal National Mortgage Association, 5.50%, 02/01/34	281	281
Federal National Mortgage Association, 5.50%, 03/01/34	1,763	1,765
Federal National Mortgage Association, 5.50%, 03/01/34	20	20
Federal National Mortgage Association, 5.50%, 03/01/34	291	291
Federal National Mortgage Association, 5.50%, 03/01/34	392	392
Federal National Mortgage Association, 5.50%, 04/01/34	4,748	4,750
Federal National Mortgage Association, 5.50%, 04/01/34	13	13
Federal National Mortgage Association, 5.50%, 04/01/34	287	286
Federal National Mortgage Association, 5.50%, 05/01/34	1,066	1,067
Federal National Mortgage Association, 5.50%, 06/01/34	17	17
Federal National Mortgage Association, 5.50%, 06/01/34	49	49
Federal National Mortgage Association, 5.50%, 06/01/34	333	333
Federal National Mortgage Association, 5.50%, 06/01/34	1,764	1,762
Federal National Mortgage Association, 5.50%, 07/01/34	173	173
Federal National Mortgage Association, 5.50%, 07/01/34	529	528
Federal National Mortgage Association, 5.50%, 07/01/34	108	108
Federal National Mortgage Association, 5.50%, 09/01/34	2,541	2,539
Federal National Mortgage Association, 5.50%, 10/01/34	621	621
Federal National Mortgage Association, 5.50%, 11/01/34	1,075	1,074
Federal National Mortgage Association, 5.50%, 12/01/34	621	620
Federal National Mortgage Association, 6.00%, 12/01/34	7	7
Federal National Mortgage Association, 4.88%, 01/01/35 (i)	2,455	2,479
Federal National Mortgage Association, 5.50%, 01/01/35	5,767	5,763
Federal National Mortgage Association, 5.50%, 01/01/35	655	654
Federal National Mortgage Association, 5.50%, 02/01/35	699	698
Federal National Mortgage Association, 5.50%, 02/01/35	206	206
Federal National Mortgage Association, 5.50%, 02/01/35	375	374
Federal National Mortgage Association, 5.50%, 02/01/35	8,016	8,010
Federal National Mortgage Association, 5.50%, 02/01/35	5,041	5,034
Federal National Mortgage Association, 5.50%, 02/01/35	535	535
Federal National Mortgage Association, 5.50%, 02/01/35	678	678
Federal National Mortgage Association, 5.50%, 02/01/35	628	627
Federal National Mortgage Association, 5.50%, 02/01/35	6,458	6,445
Federal National Mortgage Association, 5.50%, 02/01/35	133	133

Federal National Mortgage Association, 5.50%, 02/01/35	522	521
Federal National Mortgage Association, 5.50%, 02/01/35	11,049	11,041
Federal National Mortgage Association, 5.50%, 02/01/35	270	269
Federal National Mortgage Association, 5.50%, 02/01/35	697	696
Federal National Mortgage Association, 5.50%, 02/01/35	1,224	1,223
Federal National Mortgage Association, 5.50%, 02/01/35	15,941	15,929
Federal National Mortgage Association, 5.50%, 03/01/35	665	664
Federal National Mortgage Association, 5.50%, 03/01/35	153	152
Federal National Mortgage Association, 5.50%, 03/01/35	33	33
Federal National Mortgage Association, 5.50%, 03/01/35	639	639
Federal National Mortgage Association, 5.50%, 03/01/35	660	659
Federal National Mortgage Association, 5.50%, 03/01/35	32	32
Federal National Mortgage Association, 5.50%, 03/01/35	717	716
Federal National Mortgage Association, 5.50%, 03/01/35	927	927
Federal National Mortgage Association, 5.50%, 03/01/35	8,173	8,162
Federal National Mortgage Association, 5.50%, 03/01/35	19	19
Federal National Mortgage Association, 5.50%, 03/01/35	27	27
Federal National Mortgage Association, 5.50%, 03/01/35	685	684
Federal National Mortgage Association, 5.50%, 04/01/35	2,261	2,258
Federal National Mortgage Association, 5.50%, 04/01/35	46	46
Federal National Mortgage Association, 5.50%, 04/01/35	4,969	4,962
Federal National Mortgage Association, 5.50%, 04/01/35	170	170
Federal National Mortgage Association, 5.50%, 05/01/35	70	70
Federal National Mortgage Association, 5.50%, 05/01/35	490	490
Federal National Mortgage Association, 5.50%, 05/01/35	130	130
Federal National Mortgage Association, 5.50%, 05/01/35	38	37
Federal National Mortgage Association, 5.50%, 05/01/35	433	433
Federal National Mortgage Association, 5.50%, 05/01/35	602	602
Federal National Mortgage Association, 5.50%, 05/01/35	39	39
Federal National Mortgage Association, 5.50%, 06/01/35	220	220
Federal National Mortgage Association, 5.50%, 06/01/35	26	26
Federal National Mortgage Association, 5.50%, 06/01/35	268	268
Federal National Mortgage Association, 5.50%, 06/01/35	504	503
Federal National Mortgage Association, 5.50%, 06/01/35	259	258
Federal National Mortgage Association, 5.50%, 06/01/35	472	472
Federal National Mortgage Association, 5.50%, 06/01/35	132	132
Federal National Mortgage Association, 5.50%, 06/01/35	33	33
Federal National Mortgage Association, 5.50%, 06/01/35	204	204
Federal National Mortgage Association, 5.50%, 07/01/35	705	704
Federal National Mortgage Association, 5.50%, 07/01/35	799	798
Federal National Mortgage Association, 5.50%, 07/01/35	678	677
Federal National Mortgage Association, 5.50%, 07/01/35	29	29
Federal National Mortgage Association, 5.50%, 07/01/35	747	746
Federal National Mortgage Association, 5.50%, 07/01/35	75	75
Federal National Mortgage Association, 5.50%, 07/01/35	568	567
Federal National Mortgage Association, 5.50%, 07/01/35	678	677
Federal National Mortgage Association, 5.50%, 07/01/35	41	41
Federal National Mortgage Association, 5.50%, 07/01/35	2,054	2,051
Federal National Mortgage Association, 5.50%, 07/01/35	398	397
Federal National Mortgage Association, 6.00%, 07/01/35	333	338

Federal National Mortgage Association, 5.00%, 08/01/35	584	570
Federal National Mortgage Association, 5.50%, 08/01/35	805	804
Federal National Mortgage Association, 5.50%, 08/01/35	535	535
Federal National Mortgage Association, 5.50%, 08/01/35	655	654
Federal National Mortgage Association, 5.50%, 08/01/35	1,449	1,447
Federal National Mortgage Association, 5.50%, 08/01/35	708	707
Federal National Mortgage Association, 5.50%, 08/01/35	607	606
Federal National Mortgage Association, 5.50%, 08/01/35	1,440	1,438
Federal National Mortgage Association, 5.50%, 08/01/35	27	27
Federal National Mortgage Association, 5.50%, 08/01/35	408	408
Federal National Mortgage Association, 5.00%, 09/01/35	3,143	3,068
Federal National Mortgage Association, 5.00%, 09/01/35	93	91
Federal National Mortgage Association, 5.00%, 09/01/35	94	92
Federal National Mortgage Association, 5.50%, 09/01/35	6,830	6,820
Federal National Mortgage Association, 5.50%, 09/01/35	591	590
Federal National Mortgage Association, 5.50%, 09/01/35	512	511
Federal National Mortgage Association, 5.50%, 09/01/35	710	709
Federal National Mortgage Association, 5.50%, 09/01/35	25	25
Federal National Mortgage Association, 5.50%, 09/01/35	590	589
Federal National Mortgage Association, 5.50%, 09/01/35	715	714
Federal National Mortgage Association, 5.50%, 09/01/35	30	30
Federal National Mortgage Association, 5.50%, 09/01/35	668	667
Federal National Mortgage Association, 5.50%, 09/01/35	1,283	1,281
Federal National Mortgage Association, 5.00%, 10/01/35	317	310
Federal National Mortgage Association, 5.50%, 10/01/35	475	475
Federal National Mortgage Association, 5.50%, 10/01/35	1,698	1,696
Federal National Mortgage Association, 5.50%, 10/01/35	569	569
Federal National Mortgage Association, 5.50%, 10/01/35	465	465
Federal National Mortgage Association, 5.50%, 10/01/35	741	740
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)	128,700	128,338
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)	52,000	50,668
Federal National Mortgage Association, 5.50%, 11/01/35	512	511
Federal National Mortgage Association, 5.50%, 11/01/35	1,278	1,276
Federal National Mortgage Association, 5.00%, 02/01/36	23,849	23,276
Federal National Mortgage Association, 5.00%, 03/01/36	29,682	28,941
Federal National Mortgage Association, 5.50%, 03/01/36	3,719	3,714
Federal National Mortgage Association, 5.50%, 03/01/36	2,748	2,744
Federal National Mortgage Association, 6.00%, 03/01/36	1,883	1,909
Federal National Mortgage Association, 5.50%, 04/01/36	2,789	2,784
Federal National Mortgage Association, 6.00%, 05/01/36	1,588	1,611
Federal National Mortgage Association, 6.00%, 06/01/36	1,643	1,666
Federal National Mortgage Association, 5.50%, 07/01/36	1,364	1,362
Federal National Mortgage Association, 5.50%, 07/01/36	885	884
Federal National Mortgage Association, 5.50%, 07/01/36	218	218
Federal National Mortgage Association, 5.50%, 07/01/36	759	758
Federal National Mortgage Association, 6.00%, 07/01/36	75	76
Federal National Mortgage Association, 6.00%, 08/01/36	653	662
Federal National Mortgage Association, 6.00%, 08/01/36	1,777	1,802
Federal National Mortgage Association, 6.00%, 08/01/36	63	64
Federal National Mortgage Association, 6.00%, 08/01/36	689	698

Federal National Mortgage Association, 6.00%, 08/01/36	130	132
Federal National Mortgage Association, 6.60%, 08/01/36	799	810
Federal National Mortgage Association, 6.00%, 09/01/36	5,734	5,815
Federal National Mortgage Association, 6.00%, 09/01/36	441	448
Federal National Mortgage Association, 6.00%, 09/01/36	784	795
Federal National Mortgage Association, 6.00%, 09/01/36	1,877	1,903
Federal National Mortgage Association, 6.00%, 09/01/36	1,244	1,262
Federal National Mortgage Association, 6.50%, 09/01/36	40	40
Federal National Mortgage Association, 5.00%, 10/01/36	975	951
Federal National Mortgage Association, 6.00%, 10/01/36	1,279	1,297
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	290,500	294,222
Federal National Mortgage Association, 6.50%, 10/01/36, TBA (g)	5,600	5,742
Federal National Mortgage Association, 5.50%, 11/01/36	289	289
Federal National Mortgage Association, 5.50%, 11/01/36	2,166	2,173
Federal National Mortgage Association, 5.50%, 11/01/36, TBA (g)	7,000	6,967
Federal National Mortgage Association, 5.00%, 12/01/36	208	203
Federal National Mortgage Association, 5.50%, 12/01/36	97	97
Federal National Mortgage Association, 5.00%, 01/01/37	265	258
Federal National Mortgage Association, 5.00%, 01/01/37	695	678
Federal National Mortgage Association, 5.00%, 02/01/37	23	22
Federal National Mortgage Association, 5.00%, 02/01/37	309	301
Federal National Mortgage Association, 5.00%, 02/01/37	935	912
Federal National Mortgage Association, 5.50%, 02/01/37	991	989
Federal National Mortgage Association, 5.50%, 02/01/37	1,945	1,941
Federal National Mortgage Association, 6.50%, 02/01/37	179	184
Federal National Mortgage Association, 6.50%, 02/01/37	241	247
Federal National Mortgage Association, 5.00%, 03/01/37	746	728
Federal National Mortgage Association, 5.50%, 03/01/37	5,127	5,117
Federal National Mortgage Association, 5.50%, 03/01/37	961	959
Federal National Mortgage Association, 6.00%, 03/01/37	398	403
Federal National Mortgage Association, 5.00%, 04/01/37	102	100
Federal National Mortgage Association, 5.50%, 04/01/37	108	108
Federal National Mortgage Association, 5.50%, 05/01/37	437	436
Federal National Mortgage Association, 5.50%, 05/01/37	1,908	1,904
Federal National Mortgage Association, 5.50%, 06/01/37	360	359
Federal National Mortgage Association, 5.50%, 06/01/37	721	720
Federal National Mortgage Association, 5.50%, 06/01/37	1,907	1,903
Federal National Mortgage Association, 5.00%, 07/01/37	369	359
Federal National Mortgage Association, 5.50%, 07/01/37	553	552
Federal National Mortgage Association, 5.50%, 09/01/37	88	88
Federal National Mortgage Association, 5.50%, 09/01/37	848	847
Federal National Mortgage Association, 5.50%, 09/01/37	183	183
Federal National Mortgage Association, 6.00%, 10/01/37	121	123
Federal National Mortgage Association, 6.50%, 10/01/37	40	40
Federal National Mortgage Association, 6.50%, 10/01/37	48	49
Federal National Mortgage Association, 5.50%, 11/01/37	133	132
Federal National Mortgage Association, 5.50%, 11/01/37	98	98
Federal National Mortgage Association, 5.50%, 11/01/37	738	737
Federal National Mortgage Association, 5.50%, 12/01/37	592	590
Federal National Mortgage Association, 5.50%, 12/01/37	296	295

Federal National Mortgage Association, 5.50%, 12/01/37	129	128
Federal National Mortgage Association, 5.50%, 01/01/38	37	37
Federal National Mortgage Association, 5.50%, 01/01/38	443	442
Federal National Mortgage Association, 5.50%, 01/01/38	138	137
Federal National Mortgage Association, 5.50%, 01/01/38	51	50
Federal National Mortgage Association, 5.50%, 02/01/38	1,125	1,123
Federal National Mortgage Association, 5.50%, 02/01/38	947	945
Federal National Mortgage Association, 5.50%, 02/01/38	994	992
Federal National Mortgage Association, 5.50%, 02/01/38	138	137
Federal National Mortgage Association, 5.50%, 02/01/38	304	304
Federal National Mortgage Association, 5.50%, 03/01/38	498	497
Federal National Mortgage Association, 6.50%, 03/01/38	106	109
Federal National Mortgage Association, 5.50%, 05/01/38	1,233	1,231
Federal National Mortgage Association, 6.00%, 05/01/38	986	1,000
Federal National Mortgage Association, 5.00%, 06/01/38	673	656
Federal National Mortgage Association, 5.00%, 06/01/38	500	487
Federal National Mortgage Association, 5.50%, 06/01/38	849	848
Federal National Mortgage Association, 5.50%, 06/01/38	2,000	1,996
Federal National Mortgage Association, 5.50%, 06/01/38	430	429
Federal National Mortgage Association, 5.00%, 07/01/38	620	604
Federal National Mortgage Association, 6.00%, 07/01/38	3,500	3,549
Federal National Mortgage Association, 5.00%, 08/01/38	707	689
Federal National Mortgage Association, 5.50%, 08/01/38	999	997
Federal National Mortgage Association, 4.48%, 09/01/40 (i)	12	10
Federal National Mortgage Association, 4.28%, 06/01/43 (i)	797	795
Federal National Mortgage Association REMIC, 5.00%, 02/25/17	283	286
Federal National Mortgage Association REMIC, 5.00%, 04/25/33	677	659
Federal National Mortgage Association REMIC, 4.67%, 05/25/35 (i)	272	280
Federal National Mortgage Association REMIC, 3.27%, 07/25/37 (i)	2,365	2,171
Federal National Mortgage Association REMIC, 6.50%, 12/25/42	91	93
Federal National Mortgage Association REMIC, 3.56%, 03/25/44 (i)	785	767
		866,845
Government National Mortgage Association - 0.2%
Government National Mortgage Association, 5.38%, 05/20/26 (i)	82	83
Government National Mortgage Association, 5.38%, 02/20/27 (i)	7	7
Government National Mortgage Association, 5.38%, 04/20/30 (i)	11	11
Government National Mortgage Association, 5.38%, 05/20/30 (i)	10	10
Government National Mortgage Association, 4.75%, 02/20/32 (i)	108	109
Government National Mortgage Association, 5.00%, 02/20/32 (i)	64	65
Government National Mortgage Association, 6.00%, 10/01/36, TBA (g)	400	406
Government National Mortgage Association, 6.00%, 01/15/37	467	474
Government National Mortgage Association, 6.00%, 06/15/37	596	605
Government National Mortgage Association, 6.00%, 11/15/37	1,510	1,535
		3,305
Small Business Administration Participation Certificates - 1.9%
Small Business Administration Participation Certificates, 7.45%, 08/01/10	5	5
Small Business Administration Participation Certificates, 6.29%, 01/01/21	37	38
Small Business Administration Participation Certificates, 5.13%, 09/01/23	61	61
Small Business Administration Participation Certificates, 5.52%, 06/01/24	1,348	1,357
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,166	1,149
Small Business Administration Participation Certificates, 5.16%, 02/01/28	12,226	12,030
Small Business Administration Participation Certificates, 5.49%, 03/01/28	11,812	11,773
		26,413

Total Government and Agency Obligations (cost $1,124,444)		1,122,347

SHORT TERM INVESTMENTS - 13.5%
Commercial Paper - 5.1%
BNP Paribas Finance Inc., 3.00%, 10/01/08	13,800	13,800
CBA (DE) Finance, 2.57%, 10/08/08	52,000	51,974
Intesa Funding LLC, 2.77%, 10/01/08	3,200	3,200
Royal Bank of Scotland, 2.77%, 10/09/08 (s) (t)	1,500	1,499
		70,473
Mutual Funds - 5.3%
JNL Money Market Fund, 2.44% (a) (h)	72,716	72,716

U.S. Treasury Securities - 3.1%
U.S. Treasury Bill, 1.47%, 10/16/08	500	500
U.S. Treasury Bill, 1.19%, 11/20/08	35,500	35,440
U.S. Treasury Bill, 1.69%, 11/28/08	2,250	2,248
U.S. Treasury Bill, 1.70%, 12/11/08	1,500	1,498
U.S. Treasury Bill, 1.83%, 12/26/08	2,500	2,496
		42,182

Total Short Term Investments (cost $185,361)		185,371

Total Investments - 146.8% (cost $2,112,066)		2,010,441
Total Forward Sales Commitments, Net - (8.2%)		(112,422)
Other Assets and Liabilities, Net - (38.6%) (o)		(528,904)
Total Net Assets - 100%		$ 1,369,115

Forward Sales Commitments - 8.2%
GOVERNMENT SECURITIES - 8.2%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (r)	222	$ 224
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17 (r)	637	656
		880
U.S. Treasury Securities - 8.1%
U.S. Treasury Bond, 4.50%, 05/15/17	14,550	15,333
U.S. Treasury Note, 3.13%, 11/30/09	6,100	6,188
U.S. Treasury Note, 3.25%, 12/31/09	33,300	33,852
U.S. Treasury Note, 2.13%, 01/31/10	13,400	13,437
U.S. Treasury Note, 3.50%, 02/15/10	4,600	4,703
U.S. Treasury Note, 2.00%, 02/28/10	9,100	9,107
U.S. Treasury Note, 2.13%, 04/30/10	8,700	8,741
U.S. Treasury Note, 2.88%, 01/31/13	16,000	16,041
U.S. Treasury Note, 4.25%, 08/15/13	3,900	4,140
		111,542

Total Forward Sales Commitments - 8.2% (proceeds $111,455)		$ 112,422

JNL/PPM America Core Equity Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.5%
Abercrombie & Fitch Co. - Class A	19	$ 750
CBS Corp. - Class B (b)	11	163
Comcast Corp. - Class A	104	2,047
Ford Motor Co. (b) (c)	279	1,448
Fortune Brands Inc.	23	1,314
Home Depot Inc.	60	1,561
Macy's Inc.	77	1,375
Newell Rubbermaid Inc.	80	1,376
Royal Caribbean Cruises Ltd. (b)	34	697
Sherwin-Williams Co. (b)	26	1,458
Time Warner Inc.	47	619
VF Corp.	11	874
Viacom Inc. - Class B (c)	73	1,801
Walt Disney Co.	25	776
		16,259
CONSUMER STAPLES - 10.9%
Altria Group Inc.	75	1,488
Anheuser-Busch Cos. Inc.	10	649
Archer-Daniels-Midland Co.	64	1,391
Coca-Cola Co.	26	1,364
Colgate-Palmolive Co.	7	527
Kimberly-Clark Corp.	5	317
Kraft Foods Inc. - Class A	20	655
PepsiCo Inc.	21	1,461
Philip Morris International Inc.	28	1,337
Procter & Gamble Co.	40	2,802
Walgreen Co.	14	418
Wal-Mart Stores Inc.	30	1,797
		14,206
ENERGY - 12.5%
Anadarko Petroleum Corp.	6	301
Apache Corp.	16	1,627
Chevron Corp.	39	3,208
ConocoPhillips	30	2,183
Exxon Mobil Corp.	68	5,289
Newfield Exploration Co. (c)	40	1,264
Occidental Petroleum Corp.	24	1,719
Transocean Inc. - New Shares (c)	5	505
Valero Energy Corp.	8	254
		16,350
FINANCIALS - 16.4%
Allstate Corp.	33	1,540
American Express Co.	8	291
American International Group Inc.	98	326
Bank of America Corp.	91	3,168
Citigroup Inc.	105	2,156
Goldman Sachs Group Inc.	3	434
Hartford Financial Services Group Inc.	31	1,275

JPMorgan Chase & Co.	70	3,278
Lincoln National Corp.	29	1,254
Merrill Lynch & Co. Inc.	70	1,768
Morgan Stanley	7	166
Sovereign Bancorp Inc. (b)	105	413
Travelers Cos. Inc.	43	1,944
U.S. Bancorp	13	483
Wachovia Corp. (b)	137	479
Wells Fargo & Co.	63	2,368
		21,343
HEALTH CARE - 11.7%
Abbott Laboratories	20	1,129
Amgen Inc. (c)	14	853
Baxter International Inc.	8	545
Bristol-Myers Squibb Co.	29	605
Cardinal Health Inc.	6	281
Cigna Corp.	36	1,233
Covidien Ltd.	8	414
Eli Lilly & Co.	13	572
Johnson & Johnson	37	2,584
Medtronic Inc.	14	721
Merck & Co. Inc.	57	1,789
Pfizer Inc.	144	2,661
Schering-Plough Corp.	24	451
UnitedHealth Group Inc.	19	472
WellPoint Inc. (c)	7	304
Wyeth	17	628
		15,242
INDUSTRIALS - 10.9%
3M Co.	9	642
Boeing Co.	11	625
Burlington Northern Santa Fe Corp.	4	341
Caterpillar Inc.	31	1,836
Emerson Electric Co.	10	396
FedEx Corp.	4	347
General Electric Co.	130	3,323
Goodrich Corp.	36	1,493
Honeywell International Inc.	11	445
Masco Corp. (b)	81	1,459
Spirit Aerosystems Holdings Inc. (c)	58	937
Terex Corp. (c)	16	494
Tyco International Ltd.	6	214
United Parcel Service Inc. - Class B	14	862
United Technologies Corp.	13	775
		14,189
INFORMATION TECHNOLOGY - 14.8%
Applied Materials Inc.	21	318
Automatic Data Processing Inc.	8	342
Avnet Inc. (c)	31	771
Cisco Systems Inc. (c)	75	1,701

Computer Sciences Corp. (c)	35	1,384
Corning Inc.	21	335
Dell Inc. (c)	23	381
Hewlett-Packard Co.	47	2,156
Ingram Micro Inc. - Class A (c)	49	784
Intel Corp.	110	2,053
International Business Machines Corp.	27	3,111
Microsoft Corp.	103	2,760
Motorola Inc.	35	253
Oracle Corp. (c)	51	1,044
QUALCOMM Inc.	21	920
Texas Instruments Inc.	20	432
Tyco Electronics Ltd.	8	213
Western Union Co.	12	306
		19,264
MATERIALS - 5.4%
Alcoa Inc.	13	282
Allegheny Technologies Inc. (b)	36	1,052
Dow Chemical Co.	50	1,595
EI Du Pont de Nemours & Co.	36	1,439
Nucor Corp.	39	1,533
PPG Industries Inc.	19	1,114
		7,015
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc.	102	2,848
Sprint Nextel Corp.	139	846
Verizon Communications Inc.	58	1,858
		5,552
UTILITIES - 0.2%
Dominion Resources Inc. (b)	8	325

Total Common Stocks (cost $162,543)		129,745

SHORT TERM INVESTMENTS - 6.5%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.44% (a) (h)	1,153	1,153

Securities Lending Collateral - 5.6%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	7,448	7,310

Total Short Term Investments (cost $8,601)		8,463

Total Investments - 106.0% (cost $171,144)		138,208
Other Assets and Liabilities, Net - (6.0%)		(7,858)
Total Net Assets - 100%		$ 130,350

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%

Home Interior Gift Inc. (c) (f) (s) (t)	429	$ 4
Mattress Discounters Corp. (c) (f) (s) (t)	1	-
		4
CONSUMER STAPLES - 0.0%
VFB LLC (c) (f) (s) (t)	79	1

ENERGY - 0.3%
Chesapeake Energy Corp.	14	514

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (f) (s) (t)	117	2

INDUSTRIALS - 0.0%
Terex Corp. (c)	1	15

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (t)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f) (s) (t)	3	18

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (s) (t)	1	19

Total Common Stocks (cost $961)		573

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, 8/31/13	-	3

FINANCIALS - 0.4%
HSBC Holdings Plc, 8.13% (callable at 25 beginning 04/15/13) (p)	23	507
Wells Fargo Capital XII, 7.88%	18	431
		938
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 beginning 12/31/12) (b) (p)	50	82
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (p)	19	41
Federal National Mortgage Association, 8.25% Series T (callable at 25 beginning 05/20/13) (p)	40	82
		205

Total Preferred Stocks (cost $3,827)		1,146

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (f)	$ 123	-
Bear Stearns Commercial Mortgage Securities REMIC, 5.93%, 09/11/38 (i)	1,000	750
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	731
Credit Suisse Mortgage Capital Certificates REMIC, 5.74%, 02/15/39 (i)	550	410
Credit Suisse Mortgage Capital Certificates REMIC, 6.13%, 09/15/40 (i)	1,000	676
CW Capital Cobalt Ltd. REMIC, 6.02%, 07/15/17 (i)	1,000	662

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,636)		3,229

CORPORATE BONDS AND NOTES - 93.8%
CONSUMER DISCRETIONARY - 27.7%
Beazer Homes USA Inc., 6.50%, 11/15/13	538	334
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	1,860
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	1,000	590
CCH I LLC, 11.00%, 10/01/15 (b)	5,000	3,300
Centex Corp., 5.13%, 10/01/13	2,675	2,113
Clear Channel Communications Inc., 6.25%, 03/15/11 (b)	1,000	645
CSC Holdings Inc., 8.13%, 07/15/09	110	109
CSC Holdings Inc., 8.13%, 08/15/09	145	144
CSC Holdings Inc., 7.63%, 04/01/11	3,330	3,197
CSC Holdings Inc., 7.63%, 07/15/18	175	152
Dex Media Finance Co., 8.50%, 08/15/10	1,100	971
Dex Media Inc., 9.00%, 11/15/13 (k)	1,800	828
DirecTV Holdings LLC, 6.38%, 06/15/15	2,140	1,883
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15 (b) (e) (u)	2,000	560
Ford Motor Co., 4.25%, 12/15/36	320	211
General Motors Corp., 7.20%, 01/15/11 (b)	820	482
General Motors Corp., 7.13%, 07/15/13 (b)	895	412
General Motors Corp., 7.40%, 09/01/25	253	90
General Motors Corp., 6.75%, 05/01/28	1,742	557
General Motors Corp., 8.38%, 07/15/33 (b)	1,282	513
General Motors Corp., 7.38%, 05/23/48	505	167
Harrah's Operating Co. Inc., 5.38%, 12/15/13 (b)	6,500	2,080
Harrah's Operating Co. Inc., 10.75%, 02/01/16 (e) (u)	1,000	509
Hertz Corp., 10.50%, 01/01/16 (b)	1,500	1,253
K. Hovnanian Enterprises Inc., 11.50%, 05/01/13 (e) (u)	400	392
Kabel Deutschland GmbH, 10.63%, 07/01/14	1,700	1,666
KB Home, 5.75%, 02/01/14	1,650	1,328
Lear Corp., 5.75%, 08/01/14	2,900	1,950
LIN Television Corp., 6.50%, 05/15/13	1,375	1,073
LIN Television Corp., 6.50%, 05/15/13 (b)	1,625	1,268
Mediacom LLC / Mediacom Capital Corp, 9.50%, 01/15/13	1,000	895
Meritage Homes Corp., 6.25%, 03/15/15	4,000	2,960
MGM Mirage Inc., 8.50%, 09/15/10	500	460
MGM Mirage Inc., 6.75%, 04/01/13	1,600	1,248
MGM Mirage Inc., 7.63%, 01/15/17 (b)	1,425	1,026
Michaels Stores Inc., 11.38%, 11/01/16 (b)	2,000	945
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	1,705	1,428
New Albertsons Inc., 7.45%, 08/01/29	3,000	2,668
Newsday Secured, 0.00%, 12/31/49 (s) (t)	808	791
Pulte Homes Inc., 6.38%, 05/15/13	1,151	840
Pulte Homes Inc., 5.25%, 01/15/14	349	290
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	2,500	2,075
Sally Holdings LLC, 10.50%, 11/15/16 (b)	1,500	1,425
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (u)	2,000	1,440
Standard Pacific Corp., 7.00%, 08/15/15	4,000	3,020

Station Casinos Inc., 6.00%, 04/01/12 (b)	90	50
Station Casinos Inc., 6.50%, 02/01/14 (b)	1,000	295
Station Casinos Inc., 6.88%, 03/01/16 (b)	2,175	609
Station Casinos Inc., 7.75%, 08/15/16 (b)	690	374
Station Casinos Inc., 6.63%, 03/15/18	50	12
Sun Media Corp., 7.63%, 02/15/13	967	890
Ticketmaster, 10.75%, 08/01/16 (e) (u)	1,125	1,058
TRW Automotive Inc., 7.00%, 03/15/14 (b) (e) (u)	2,500	2,063
Valassis Communications Inc., 8.25%, 03/01/15 (b)	1,500	1,035
Videotron Ltee, 6.38%, 12/15/15	1,000	880
Videotron Ltee, 9.13%, 04/15/18 (e) (u)	175	177
Visteon Corp., 7.00%, 03/10/14	2,000	810
Wynn Las Vegas LLC, 6.63%, 12/01/14	1,000	853
XM Satellite Radio Holdings Inc., 13.00%, 08/01/13 (e) (u)	1,000	590
		61,844
CONSUMER STAPLES - 3.6%
Ahold Lease USA Inc., 7.82%, 01/02/20	1,713	1,848
ARAMARK Corp., 6.30%, 02/01/15 (i)	220	192
ARAMARK Corp., 8.50%, 02/01/15	4,900	4,606
Dole Food Co. Inc., 8.88%, 03/15/11	1,500	1,260
		7,906
ENERGY - 14.5%
Chesapeake Energy Corp., 6.63%, 01/15/16	50	45
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	575	503
Chesapeake Energy Corp., 6.25%, 01/15/18	2,435	2,082
Complete Production Services Inc., 8.00%, 15/15/16	3,275	3,111
El Paso Corp., 7.88%, 06/15/12 (b)	1,000	984
El Paso Corp., 7.80%, 08/01/31	3,460	2,915
El Paso Corp., 7.75%, 01/15/32 (b)	430	360
Enterprise Products Operating LP, 8.38%, 08/01/16 (b) (i)	860	797
Enterprise Products Operating LP, 7.03%, 01/15/68 (i)	1,000	806
Knight Inc., 6.50%, 09/01/12	2,038	1,921
Linn Energy LLC, 9.88%, 07/01/18 (e) (u)	1,000	870
Markwest Energy, 8.75%, 04/15/18	517	491
NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (u)	3,000	2,847
Peabody Energy Corp., 6.88%, 03/15/13	1,000	965
PetroHawk Energy Corp., 9.13%, 07/15/13	1,040	978
PetroHawk Energy Corp., 7.88%, 06/01/15 (e) (u)	1,000	870
Plains Exploration & Production Co., 7.63%, 06/01/18	451	399
Pride International Inc., 7.38%, 07/15/14	2,000	1,910
Quicksilver Resources Inc., 7.13% 04/01/16	728	593
Range Resources Corp., 7.25%, 05/01/18	294	278
Stone Energy Corp., 8.25%, 12/15/11	1,250	1,163
Targa Resources Inc., 8.25%, 07/01/16 (e) (u)	1,000	860
Tesoro Corp., 6.50%, 06/01/17	2,000	1,600
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (u)	4,200	3,791
Whiting Petroleum Corp., 7.25%, 05/01/12	825	765
Whiting Petroleum Corp., 7.00%, 02/01/14	625	531
		32,435
FINANCIALS - 9.5%

American International Group Inc., 8.18%, 05/15/58 (e) (i) (u)	1,500	239
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (i) (p)	1,500	1,188
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	621	463
Citigroup Inc., 8.40%, (callable at 100 beginning 04/30/18) (i) (p)	574	391
Fairfax Financial Holdings Ltd., 7.38%, 04/15/18 (b)	1,000	880
Ford Motor Credit Co. LLC, 7.88%, 06/15/10	800	611
Ford Motor Credit Co. LLC, 8.07%, 06/15/11 (i)	1,070	779
Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,045	721
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000	636
Ford Motor Credit Co. LLC, 5.54%, 01/13/12 (i)	358	229
GMAC LLC, 6.88%, 08/28/12 (b)	6,415	2,550
GMAC LLC, 6.75%, 12/01/14	3,000	1,151
Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/15	2,000	1,830
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17 (b)	2,000	1,790
Host Hotels & Resorts LP, 7.13%, 11/01/13	2,075	1,847
Host Hotels & Resorts LP, 6.38%, 03/15/15	75	60
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (i) (p)	983	828
Liberty Mutual Group Inc., 7.80%, 03/15/37 (e) (i) (u)	1,300	785
Nielsen Finance LLC, 10.00%, 08/01/14	2,500	2,375
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	479
UnumProvident Corp., 6.85%, 11/15/15 (e) (u)	1,000	964
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (i) (p)	1,000	418
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	2
		21,216
HEALTH CARE - 9.0%
Community Health Systems Inc., 8.88%, 07/15/15	4,733	4,496
HCA Inc., 6.25%, 02/15/13	3,700	3,090
HCA Inc., 5.75%, 03/15/14	4,595	3,584
HCA Inc., 9.25%, 11/15/16	1,275	1,240
HealthSouth Corp., 10.75%, 06/15/16 (b)	4,000	4,040
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	2,300	2,174
Tenet Healthcare Corp., 7.38%, 02/01/13	1,500	1,364
		19,988
INDUSTRIALS - 3.8%
Allied Waste North America Inc., 6.13%, 02/15/14	2,000	1,840
BE Aerospace Inc., 8.50%, 07/01/18	435	422
Bombardier Inc., 6.75%, 05/01/12 (e) (u)	1,000	960
Bombardier Inc., 6.30%, 05/01/14 (e) (u)	1,000	930
Deluxe Corp., 7.38%, 06/01/15	2,235	1,900
GrafTech Finance Inc., 10.25%, 02/15/12	24	25
Holt Group Inc., 9.75%, 01/15/06 (d) (f)	125	-
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f)	125	-
Stone Container Finance, 7.38%, 07/15/14	1,375	1,059
United Air Lines Inc., 6.20%, 12/31/49	157	152
United Rentals Inc., 6.50%, 02/15/12	1,450	1,211
		8,499
INFORMATION TECHNOLOGY - 3.6%
First Data Corp., 9.88%, 09/24/15 (b) (e) (u)	700	550
Freescale Semiconductor Inc., 8.88%, 12/15/14	980	676

Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)	4,800	3,072
Sanmina-SCI Corp., 8.13%, 03/01/16	683	581
Sungard Data Systems Inc., 9.13%, 08/15/13	400	360
Sungard Data Systems Inc., 10.63%, 05/15/15 (e) (u)	155	145
Sungard Data Systems Inc., 10.25%, 08/15/15	2,015	1,748
Unisys Corp., 8.00%, 10/15/12	1,000	810
		7,942
MATERIALS - 5.7%
Equistar Chemicals LP, 7.55%, 02/15/26	2,000	1,200
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	3,020	2,975
Georgia-Pacific LLC, 8.13%, 05/15/11	650	644
Georgia-Pacific LLC, 7.70%, 06/15/15 (b)	2,000	1,830
Huntsman International LLC, 7.88%, 11/15/14	500	430
Ineos Group Holdings Plc, 8.50%, 02/15/16 (b) (e) (u)	3,500	1,890
NewPage Corp., 9.05%, 05/01/12 (i)	1,295	1,159
NewPage Corp., 10.00%, 05/01/12	485	433
NewPage Corp., 12.00%, 05/01/13 (b)	1,730	1,514
Smurfit-Stone Container Enterprises Inc., 8.00%, 03/15/17 (b)	825	644
		12,719
TELECOMMUNICATION SERVICES - 8.3%
Cincinnati Bell Inc., 8.38%, 01/15/14	3,385	2,945
Frontier Communications Corp., 6.25%, 01/15/13	750	702
Frontier Communications Corp., 7.13%, 03/15/19	620	492
Frontier Communications Corp., 7.88%, 01/15/27	590	443
Frontier Communications Corp., 9.00%, 08/15/31	281	215
Intelsat Ltd., 6.50%, 11/01/13	4,700	3,008
Nextel Communications Inc., 6.88%, 10/31/13	371	252
Nextel Communications Inc., 5.95%, 03/15/14	1,629	1,091
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e) (u)	945	860
Qwest Communications International Inc., 7.50%, 02/15/14	1,825	1,579
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	145	125
Sprint Capital Corp., 6.88%, 11/15/28	2,165	1,451
Sprint Nextel Corp., 6.00%, 12/01/16	2,654	2,044
Telesat Canada/Telesat LLC, 11.00%, 11/01/15 (e) (u)	1,000	800
Windstream Corp., 8.13%, 08/01/13	700	665
Windstream Corp., 8.63%, 08/01/16	1,925	1,776
		18,448
UTILITIES - 8.1%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	142
AES Corp., 8.00%, 10/15/17	3,000	2,708
CMS Energy Corp., 6.55%, 07/17/17	2,500	2,184
Dynegy Holdings Inc., 7.75%, 06/01/19	3,500	2,800
Dynegy Holdings Inc., 7.63%, 10/15/26	125	91
Edison Mission Energy, 7.50%, 06/15/13	170	163
Edison Mission Energy, 7.75%, 06/15/16	940	884
Edison Mission Energy, 7.00%, 05/15/17 (b)	1,900	1,710
Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (u)	2,500	2,256
Ipalco Enterprises Inc., 7.25%, 04/01/16 (e) (u)	800	764
Midwest Generation LLC, 8.56%, 01/02/16	693	714
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,673

Orion Power Holdings Inc., 12.00%, 05/01/10	2,025	1,964
Southern Natural Gas Co., 8.00%, 03/01/32	62	58
		18,111

Total Corporate Bonds and Notes (cost $256,650)		209,108

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 2.2%
JNL Money Market Fund, 2.44% (a) (h)	4,885	4,885

Securities Lending Collateral - 16.5%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	37,536	36,841

Total Short Term Investments (cost $42,421)		41,726

Total Investments - 114.7% (cost $307,495)		255,782
Other Assets and Liabilities, Net - (14.7%)		(32,764)
Total Net Assets - 100%		$ 223,018

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 19.0%
Abercrombie & Fitch Co. - Class A	5	$ 178
American Axle & Manufacturing Holdings Inc.	14	75
Ford Motor Co. (c)	30	157
Fortune Brands Inc.	4	229
Liz Claiborne Inc.	9	141
Macy's Inc.	10	174
Newell Rubbermaid Inc.	14	243
Royal Caribbean Cruises Ltd.	9	185
Sherwin-Williams Co.	3	194
VF Corp.	3	193
		1,769
CONSUMER STAPLES - 2.7%
Altria Group Inc.	5	99
NBTY Inc. (c)	5	151
		250
ENERGY - 7.9%
Apache Corp.	1	115
Comstock Resources Inc. (c)	4	180
Hercules Offshore Inc. (c)	15	223
Newfield Exploration Co. (c)	7	224
		742
FINANCIALS - 12.9%
American Financial Group Inc.	9	251
Astoria Financial Corp.	12	253
Delphi Financial Group Inc.	3	89
Lincoln National Corp.	5	223
Reinsurance Group of America Inc.	5	265

Sovereign Bancorp Inc.	31	123
		1,204
HEALTH CARE - 4.7%
Cigna Corp.	7	238
Owens & Minor Inc.	2	101
Res-Care Inc. (c)	6	100
		439
INDUSTRIALS - 27.0%
Belden Inc.	7	229
Con-Way Inc.	5	229
Esterline Technologies Corp. (c)	5	198
GATX Corp.	5	186
Goodrich Corp.	6	233
Kennametal Inc.	8	222
Lincoln Electric Holdings Inc.	4	238
Masco Corp.	14	249
SkyWest Inc.	6	96
Spirit Aerosystems Holdings Inc. (c)	14	231
Steelcase Inc.	21	224
Terex Corp. (c)	3	93
Watson Wyatt Worldwide Inc.	2	94
		2,522
INFORMATION TECHNOLOGY - 9.8%
Avnet Inc. (c)	10	246
Benchmark Electronics Inc. (c)	7	94
Computer Sciences Corp. (c)	6	241
Ingram Micro Inc. - Class A (c)	15	239
Omnivision Technologies Inc. (c)	8	95
		915
MATERIALS - 11.9%
Allegheny Technologies Inc.	7	216
Nucor Corp.	2	91
Olin Corp.	12	229
PPG Industries Inc.	3	198
Reliance Steel & Aluminum Co.	6	213
Steel Dynamics Inc.	10	167
		1,114
UTILITIES - 4.3%

Pinnacle West Capital Corp.	6	196
Westar Energy Inc.	9	203
		399

Total Common Stocks (cost $11,085)		9,354

SHORT TERM INVESTMENTS - 3.7%
Mutual Funds - 2.3%
JNL Money Market Fund, 2.44% (a) (h)	218	218

Securities Lending Collateral - 1.4%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	127	125

Total Short Term Investments (cost $345)		343

Total Investments - 103.9% (cost $11,430)		9,697
Other Assets and Liabilities, Net - (3.9%)		(361)
Total Net Assets - 100%		$ 9,336

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 23.1%
American Axle & Manufacturing Holdings Inc. (b)	16	$ 83
Bob Evans Farms Inc.	9	237
Borders Group Inc. (b)	15	96
BorgWarner Inc.	3	98
Brunswick Corp.	8	100
Champion Enterprises Inc. (c)	21	115
Columbia Sportswear Co. (b)	5	201
Jakks Pacific Inc. (c)	10	254
K-Swiss Inc. - Class A (b)	11	195
Liz Claiborne Inc. (b)	13	205
RC2 Corp. (c)	9	174
Skechers U.S.A. Inc. - Class A (c)	14	231
Stein Mart Inc. (b)	28	110
Superior Industries International Inc. (b)	14	259
		2,358
CONSUMER STAPLES - 4.4%
Corn Products International Inc.	2	61
Del Monte Foods Co.	19	146
NBTY Inc. (c)	8	245
		452
ENERGY - 7.5%
Comstock Resources Inc. (c)	5	265
Hercules Offshore Inc. (c)	16	238
Newfield Exploration Co. (c)	8	266
		769
FINANCIALS - 12.7%
American Financial Group Inc.	9	266
Astoria Financial Corp.	12	251
Delphi Financial Group Inc.	9	241
Reinsurance Group of America Inc. (b)	5	281
SeaBright Insurance Holdings Inc. (c)	20	256
		1,295
HEALTH CARE - 4.3%

Owens & Minor Inc.	4	189
Res-Care Inc. (c)	14	250
		439

INDUSTRIALS - 24.2%
Belden Inc.	8	261
Con-Way Inc.	5	229
Esterline Technologies Corp. (c)	7	257
GATX Corp.	6	238
GenCorp Inc. (c)	36	243
Kennametal Inc.	9	241
Lincoln Electric Holdings Inc.	4	257
SkyWest Inc.	15	243
Steelcase Inc.	24	256
Terex Corp. (c)	3	99
Watson Wyatt Worldwide Inc.	3	144
		2,468
INFORMATION TECHNOLOGY - 10.0%
Avnet Inc. (c)	10	249
Benchmark Electronics Inc. (c)	18	253
Ingram Micro Inc. - Class A (c)	16	260
Omnivision Technologies Inc. (c)	23	257
		1,019
MATERIALS - 7.3%
Olin Corp.	13	250
Reliance Steel & Aluminum Co.	6	243
Steel Dynamics Inc.	15	250
		743
UTILITIES - 4.6%
Pinnacle West Capital Corp.	6	217
Westar Energy Inc.	11	258
		475

Total Common Stocks (cost $11,192)		10,018

SHORT TERM INVESTMENTS - 9.7%
Mutual Funds - 1.4%
JNL Money Market Fund, 2.44% (a) (h)	142	142

Securities Lending Collateral - 8.3%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	865	849

Total Short Term Investments (cost $1,007)		991

Total Investments - 107.8% (cost $12,199)		11,009
Other Assets and Liabilities, Net - (7.8%)		(800)
Total Net Assets - 100%		$ 10,209

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.7%
Abercrombie & Fitch Co. - Class A	48	$ 1,909
Comcast Corp. - Class A	265	5,198

Ford Motor Co. (b) (c)	705	3,668
Fortune Brands Inc. (b)	56	3,195
Home Depot Inc.	153	3,966
Macy's Inc.	188	3,373
Newell Rubbermaid Inc.	202	3,493
Royal Caribbean Cruises Ltd. (b)	78	1,608
Sherwin-Williams Co. (b)	65	3,693
VF Corp. (b)	30	2,319
Viacom Inc. - Class B (c)	184	4,571
		36,993
CONSUMER STAPLES - 4.1%
Altria Group Inc.	204	4,043
Archer-Daniels-Midland Co.	168	3,675
		7,718
ENERGY - 12.1%
Apache Corp.	45	4,661
Chevron Corp.	64	5,237
ConocoPhillips	71	5,230
Newfield Exploration Co. (c)	100	3,200
Occidental Petroleum Corp.	64	4,523
		22,851
FINANCIALS - 23.3%
Allstate Corp.	82	3,786
American International Group Inc.	250	832
Bank of America Corp.	151	5,275
Citigroup Inc.	251	5,150
Hartford Financial Services Group Inc.	76	3,107
JPMorgan Chase & Co.	126	5,861
Lincoln National Corp.	74	3,164
Merrill Lynch & Co. Inc.	176	4,458
Sovereign Bancorp Inc. (b)	265	1,048
Travelers Cos. Inc.	109	4,936
Wachovia Corp. (b)	336	1,175
Wells Fargo & Co. (b)	135	5,070
		43,862
HEALTH CARE - 6.8%
Cigna Corp.	92	3,130
Merck & Co. Inc.	143	4,516
Pfizer Inc.	282	5,204
		12,850
INDUSTRIALS - 8.6%
Caterpillar Inc. (b)	79	4,732
Goodrich Corp.	89	3,698
Masco Corp.	231	4,146
Spirit Aerosystems Holdings Inc. (c)	152	2,449
Terex Corp. (c)	37	1,142
		16,167
INFORMATION TECHNOLOGY - 10.4%
Avnet Inc. (c)	79	1,938

Computer Sciences Corp. (b) (c)	88	3,511
Hewlett-Packard Co.	86	3,958
Ingram Micro Inc. - Class A (c)	126	2,028
Intel Corp.	162	3,027
International Business Machines Corp.	43	5,029
		19,491
MATERIALS - 8.9%

Allegheny Technologies Inc.	90	2,650
Dow Chemical Co.	128	4,065
EI Du Pont de Nemours & Co.	72	2,898
Nucor Corp.	106	4,199
PPG Industries Inc.	50	2,922
		16,734
TELECOMMUNICATION SERVICES - 5.8%
AT&T Inc.	176	4,925
Sprint Nextel Corp.	311	1,894
Verizon Communications Inc.	128	4,111
		10,930

Total Common Stocks (cost $246,661)		187,596

SHORT TERM INVESTMENTS - 11.5%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.44% (a) (h)	1,631	1,631

Securities Lending Collateral - 10.6%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	20,455	20,076

Total Short Term Investments (cost $22,086)		21,707

Total Investments - 111.2% (cost $268,747)		209,303
Other Assets and Liabilities, Net - (11.2%)		(21,104)
Total Net Assets - 100%		$ 188,199

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	802	$ 9,325
JNL/AIM Large Cap Growth Fund (a)	1,168	13,466
JNL/Capital Guardian Global Diversified Research Fund (a)	198	4,024
JNL/Capital Guardian U.S. Growth Equity Fund (a)	586	11,282
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,549	63,285
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,332	64,011
JNL/JPMorgan International Value Fund (a)	888	8,974
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	2,947	35,028
JNL/PIMCO Real Return Fund (a)	5,444	60,318
JNL/PIMCO Total Return Bond Fund (a)	7,214	84,619
JNL/PPM America Core Equity Fund (a)	675	10,667
JNL/PPM America Value Equity Fund (a)	500	6,653

JNL/Select Value Fund (a)	739	11,771
JNL/T. Rowe Price Established Growth Fund (a)	776	13,149
JNL/T. Rowe Price Value Fund (a)	970	11,655

Total Investment Funds (cost $441,561)		408,227

Total Investments - 100.0% (cost $441,561)		408,227
Other Assets and Liabilities, Net - 0.0%		48
Total Net Assets - 100%		$ 408,275

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM International Growth Fund (a)	1,537	$ 17,871
JNL/AIM Large Cap Growth Fund (a)	2,579	29,728
JNL/AIM Real Estate Fund (a)	446	5,497
JNL/Capital Guardian Global Diversified Research Fund (a)	527	10,728
JNL/Capital Guardian U.S. Growth Equity Fund (a)	526	10,123
JNL/Credit Suisse Global Natural Resources Fund (a)	333	3,203
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,629	64,192
JNL/Goldman Sachs Mid Cap Value Fund (a)	905	9,710
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,916	69,915
JNL/JPMorgan International Value Fund (a)	1,851	18,701
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	1,572	18,687
JNL/Lazard Emerging Markets Fund (a)	914	9,742
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	217	6,588
JNL/Oppenheimer Global Growth Fund (a)	338	3,839
JNL/PIMCO Real Return Fund (a)	8,142	90,219
JNL/PIMCO Total Return Bond Fund (a)	8,415	98,705
JNL/PPM America Core Equity Fund (a)	529	8,370
JNL/PPM America High Yield Bond Fund (a)	1,513	9,698
JNL/PPM America Value Equity Fund (a)	832	11,057
JNL/Select Value Fund (a)	2,123	33,825
JNL/T. Rowe Price Established Growth Fund (a)	1,703	28,866
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	412	10,048
JNL/T. Rowe Price Value Fund (a)	2,253	27,078

Total Investment Funds (cost $662,641)		596,390

Total Investments - 100.1% (cost $662,641)		596,390
Other Assets and Liabilities, Net - (0.1%)		(703)
Total Net Assets - 100%		$ 595,687

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM International Growth Fund (a)	3,695	$ 42,951
JNL/AIM Large Cap Growth Fund (a)	6,862	79,101
JNL/AIM Real Estate Fund (a)	761	9,375
JNL/Capital Guardian Global Diversified Research Fund (a)	565	11,501
JNL/Capital Guardian International Small Cap Fund (a)	2,097	12,982

JNL/Capital Guardian U.S. Growth Equity Fund (a)	865	16,656
JNL/Credit Suisse Global Natural Resources Fund (a)	1,056	10,173
JNL/Credit Suisse Long/Short Fund (a)	1,414	12,189
JNL/Eagle SmallCap Equity Fund (a)	850	15,202
JNL/Franklin Templeton Small Cap Value Fund (a)	851	9,109
JNL/Goldman Sachs Core Plus Bond Fund (a)	8,440	96,247
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,212	23,734
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,471	65,420
JNL/JPMorgan International Value Fund (a)	6,013	60,743
JNL/JPMorgan MidCap Growth Fund (a)	498	7,683
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	3,766	44,770
JNL/Lazard Emerging Markets Fund (a)	2,692	28,678
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	341	10,354
JNL/Oppenheimer Global Growth Fund (a)	1,393	15,817
JNL/PIMCO Real Return Fund (a)	13,364	148,068
JNL/PIMCO Total Return Bond Fund (a)	10,375	121,702
JNL/PPM America Core Equity Fund (a)	936	14,803
JNL/PPM America High Yield Bond Fund (a)	-	-
JNL/PPM America Value Equity Fund (a)	2,783	36,996
JNL/Select Value Fund (a)	5,691	90,682
JNL/T. Rowe Price Established Growth Fund (a)	5,958	100,962
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,182	28,832
JNL/T. Rowe Price Value Fund (a)	6,127	73,634

Total Investment Funds (cost $1,332,329)		1,188,364

Total Investments - 100.1% (cost $1,332,329)		1,188,364
Other Assets and Liabilities, Net - (0.1%)		(760)
Total Net Assets - 100%		$ 1,187,604

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.3%
JNL/AIM International Growth Fund (a)	4,233	$ 49,204
JNL/AIM Large Cap Growth Fund (a)	8,178	94,275
JNL/AIM Real Estate Fund (a)	1,613	19,878
JNL/Capital Guardian Global Diversified Research Fund (a)	652	13,256
JNL/Capital Guardian International Small Cap Fund (a)	2,713	16,798
JNL/Capital Guardian U.S. Growth Equity Fund (a)	1,760	33,902
JNL/Credit Suisse Global Natural Resources Fund (a)	1,086	10,457
JNL/Credit Suisse Long/Short Fund (a)	1,500	12,930
JNL/Eagle SmallCap Equity Fund (a)	1,747	31,240
JNL/Franklin Templeton Small Cap Value Fund (a)	1,476	15,792
JNL/Goldman Sachs Core Plus Bond Fund (a)	3,177	36,232
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,733	29,328
JNL/JPMorgan International Value Fund (a)	5,556	56,126
JNL/JPMorgan MidCap Growth Fund (a)	878	13,532
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	74	880
JNL/Lazard Emerging Markets Fund (a)	2,594	27,638
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	219	6,650

JNL/Oppenheimer Global Growth Fund (a)	2,655	30,151
JNL/PIMCO Real Return Fund (a)	7,359	81,537
JNL/PIMCO Total Return Bond Fund (a)	5,379	63,098
JNL/PPM America Core Equity Fund (a)	1,940	30,676
JNL/PPM America Value Equity Fund (a)	2,349	31,223
JNL/Select Value Fund (a)	5,972	95,162
JNL/T. Rowe Price Established Growth Fund (a)	6,520	110,475
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,895	46,230
JNL/T. Rowe Price Value Fund (a)	7,903	94,975

Total Investment Funds (cost $1,207,975)		1,051,645

Total Investments - 100.3% (cost $1,207,975)		1,051,645
Other Assets and Liabilities, Net - (0.3%)		(3,111)
Total Net Assets - 100%		$ 1,048,534

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.2%
JNL/AIM International Growth Fund (a)	2,659	$ 30,915
JNL/AIM Large Cap Growth Fund (a)	4,294	49,501
JNL/AIM Real Estate Fund (a)	570	7,020
JNL/Capital Guardian Global Diversified Research Fund (a)	429	8,723
JNL/Capital Guardian International Small Cap Fund (a)	1,375	8,513
JNL/Capital Guardian U.S. Growth Equity Fund (a)	606	11,676
JNL/Credit Suisse Global Natural Resources Fund (a)	689	6,638
JNL/Credit Suisse Long/Short Fund (a)	1,177	10,144
JNL/Eagle SmallCap Equity Fund (a)	1,108	19,810
JNL/Franklin Templeton Small Cap Value Fund (a)	1,104	11,815
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,234	23,966
JNL/JPMorgan International Value Fund (a)	3,246	32,794
JNL/JPMorgan MidCap Growth Fund (a)	629	9,701
JNL/Lazard Emerging Markets Fund (a)	1,346	14,345
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	149	4,538
JNL/Oppenheimer Global Growth Fund (a)	2,325	26,410
JNL/PAM Asia ex-Japan Fund (a)	661	4,038
JNL/PIMCO Real Return Fund (a)	2,795	30,969
JNL/PPM America Core Equity Fund (a)	780	12,327
JNL/PPM America Value Equity Fund (a)	1,687	22,427
JNL/Select Value Fund (a)	3,204	51,051
JNL/T. Rowe Price Established Growth Fund (a)	3,964	67,166
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	983	23,985
JNL/T. Rowe Price Value Fund (a)	4,223	50,746

Total Investment Funds (cost $619,375)		539,218

Total Investments - 100.2% (cost $619,375)		539,218
Other Assets and Liabilities, Net - (0.2%)		(1,241)
Total Net Assets - 100%		$ 537,977

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 100.4%
JNL/AIM International Growth Fund (a)	95	$ 1,100
JNL/AIM Large Cap Growth Fund (a)	177	2,039
JNL/AIM Real Estate Fund (a)	52	639
JNL/Capital Guardian Global Diversified Research Fund (a)	12	247
JNL/Capital Guardian International Small Cap Fund (a)	58	360
JNL/Capital Guardian U.S. Growth Equity Fund (a)	38	741
JNL/Goldman Sachs Core Plus Bond Fund (a)	408	4,648
JNL/Goldman Sachs Mid Cap Value Fund (a)	77	824
JNL/Goldman Sachs Short Duration Bond Fund (a)	425	4,296
JNL/JPMorgan International Value Fund (a)	144	1,453
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	410	4,870
JNL/Lazard Emerging Markets Fund (a)	64	679
JNL/PIMCO Real Return Fund (a)	674	7,467
JNL/PIMCO Total Return Bond Fund (a)	587	6,883
JNL/PPM America Value Equity Fund (a)	72	964
JNL/Select Value Fund (a)	129	2,057
JNL/T. Rowe Price Established Growth Fund (a)	116	1,958
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	33	807
JNL/T. Rowe Price Value Fund (a)	161	1,940

Total Investment Funds (cost $48,651)		43,972

Total Investments - 100.4% (cost $48,651)		43,972
Other Assets and Liabilities, Net - (0.4%)		(192)
Total Net Assets - 100%		$ 43,780

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 100.7%
JNL/AIM International Growth Fund (a)	122	$ 1,424
JNL/AIM Large Cap Growth Fund (a)	226	2,604
JNL/Capital Guardian International Small Cap Fund (a)	73	451
JNL/Capital Guardian U.S. Growth Equity Fund (a)	44	840
JNL/Credit Suisse Global Natural Resources Fund (a)	47	453
JNL/Credit Suisse Long/Short Fund (a)	51	440
JNL/Eagle SmallCap Equity Fund (a)	55	981
JNL/Franklin Templeton Small Cap Value Fund (a)	3	29
JNL/Goldman Sachs Core Plus Bond Fund (a)	150	1,707
JNL/Goldman Sachs Mid Cap Value Fund (a)	103	1,107
JNL/JPMorgan International Value Fund (a)	160	1,615
JNL/Lazard Emerging Markets Fund (a)	49	520
JNL/PIMCO Real Return Fund (a)	499	5,531
JNL/PIMCO Total Return Bond Fund (a)	292	3,424
JNL/PPM America Core Equity Fund (a)	50	783
JNL/PPM America Value Equity Fund (a)	70	932
JNL/Select Value Fund (a)	130	2,077
JNL/T. Rowe Price Established Growth Fund (a)	150	2,544
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	37	913

JNL/T. Rowe Price Value Fund (a)	171	2,053

Total Investment Funds (cost $34,679)		30,428

Total Investments - 100.7% (cost $34,679)		30,428
Other Assets and Liabilities, Net - (0.7%)		(223)
Total Net Assets - 100%		$ 30,205

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM International Growth Fund (a)	55	$ 644
JNL/AIM Large Cap Growth Fund (a)	93	1,070
JNL/Capital Guardian Global Diversified Research Fund (a)	9	186
JNL/Capital Guardian International Small Cap Fund (a)	27	170
JNL/Capital Guardian U.S. Growth Equity Fund (a)	17	327
JNL/Credit Suisse Global Natural Resources Fund (a)	10	99
JNL/Credit Suisse Long/Short Fund (a)	26	221
JNL/Eagle SmallCap Equity Fund (a)	26	472
JNL/Franklin Templeton Small Cap Value Fund (a)	5	51
JNL/Goldman Sachs Mid Cap Value Fund (a)	37	401
JNL/JPMorgan International Value Fund (a)	62	623
JNL/Lazard Emerging Markets Fund (a)	20	215
JNL/Oppenheimer Global Growth Fund (a)	32	368
JNL/PIMCO Real Return Fund (a)	148	1,638
JNL/PIMCO Total Return Bond Fund (a)	95	1,113
JNL/PPM America Core Equity Fund (a)	32	504
JNL/PPM America Value Equity Fund (a)	35	469
JNL/Select Value Fund (a)	60	955
JNL/T. Rowe Price Established Growth Fund (a)	61	1,034
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	20	477
JNL/T. Rowe Price Value Fund (a)	79	945

Total Investment Funds (cost $14,504)		11,982

Total Investments - 99.9% (cost $14,504)		11,982
Other Assets and Liabilities, Net - 0.1%		7
Total Net Assets - 100%		$ 11,989

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM International Growth Fund (a)	37	$ 428
JNL/AIM Large Cap Growth Fund (a)	56	648
JNL/Capital Guardian Global Diversified Research Fund (a)	5	100
JNL/Capital Guardian International Small Cap Fund (a)	19	115
JNL/Capital Guardian U.S. Growth Equity Fund (a)	11	214
JNL/Credit Suisse Global Natural Resources Fund (a)	9	90
JNL/Credit Suisse Long/Short Fund (a)	14	123
JNL/Eagle SmallCap Equity Fund (a)	14	255
JNL/Franklin Templeton Small Cap Value Fund (a)	6	62

JNL/Goldman Sachs Mid Cap Value Fund (a)	19	200
JNL/JPMorgan International Value Fund (a)	46	462
JNL/Lazard Emerging Markets Fund (a)	18	192
JNL/Oppenheimer Global Growth Fund (a)	35	403
JNL/PIMCO Real Return Fund (a)	89	988
JNL/PIMCO Total Return Bond Fund (a)	23	266
JNL/PPM America Core Equity Fund (a)	19	299
JNL/PPM America Value Equity Fund (a)	24	312
JNL/Select Value Fund (a)	37	589
JNL/T. Rowe Price Established Growth Fund (a)	37	626
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	12	303
JNL/T. Rowe Price Value Fund (a)	49	583

Total Investment Funds (cost $8,875)		7,258

Total Investments - 100.1% (cost $8,875)		7,258
Other Assets and Liabilities, Net - (0.1%)		(6)
Total Net Assets - 100%		$ 7,252

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 100.3%
JNL/Mellon Capital Management Bond Index Fund (a)	1,128	$ 12,608
JNL/Mellon Capital Management International Index Fund (a)	380	4,780
JNL/Mellon Capital Management JNL 5 Fund (a)	282	3,152
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	341	3,010
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	125	1,567
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,731	17,187
JNL/Mellon Capital Management Small Cap Index Fund (a)	95	1,148
JNL/Mellon Capital Management VIP Fund (a)	275	3,067
JNL/PIMCO Real Return Fund (a)	823	9,118

Total Investment Funds (cost $63,294)		55,637

Total Investments - 100.3% (cost $63,294)		55,637
Other Assets and Liabilities, Net - (0.3%)		(188)
Total Net Assets - 100%		$ 55,449

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 99.9%
JNL/Mellon Capital Management 25 Fund (a)	320	$ 3,744
JNL/Mellon Capital Management Bond Index Fund (a)	363	4,056
JNL/Mellon Capital Management International Index Fund (a)	732	9,216
JNL/Mellon Capital Management JNL 5 Fund (a)	481	5,381
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	583	5,143
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	161	2,021
JNL/Mellon Capital Management S&P 500 Index Fund (a)	2,076	20,612
JNL/Mellon Capital Management Select Small-Cap Fund (a)	209	3,410
JNL/Mellon Capital Management Small Cap Index Fund (a)	182	2,186
JNL/Mellon Capital Management VIP Fund (a)	474	5,290

JNL/PIMCO Real Return Fund (a)	706	7,822

Total Investment Funds (cost $81,411)		68,881

Total Investments - 99.9% (cost $81,411)		68,881
Other Assets and Liabilities, Net - 0.1%		49
Total Net Assets - 100%		$ 68,930

JNL/S&P Disciplined Growth Fund
INVESTMENT FUNDS - 100.3%
JNL/Mellon Capital Management 25 Fund (a)	118	$ 1,378
JNL/Mellon Capital Management Bond Index Fund (a)	56	624
JNL/Mellon Capital Management International Index Fund (a)	367	4,621
JNL/Mellon Capital Management JNL 5 Fund (a)	246	2,754
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	300	2,644
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	60	750
JNL/Mellon Capital Management S&P 500 Index Fund (a)	670	6,651
JNL/Mellon Capital Management Select Small-Cap Fund (a)	78	1,265
JNL/Mellon Capital Management Small Cap Index Fund (a)	67	812
JNL/Mellon Capital Management VIP Fund (a)	243	2,715
JNL/PIMCO Real Return Fund (a)	78	864

Total Investment Funds (cost $29,810)		25,078

Total Investments - 100.3% (cost $29,810)		25,078
Other Assets and Liabilities, Net - (0.3%)		(72)
Total Net Assets - 100%		$ 25,006

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 100.1%
iShares Cohen & Steers Realty Majors Index Fund	1	$ 75
iShares Dow Jones Select Dividend Fund	1	74
iShares Dow Jones US Utilities Sector Index Fund (b)	1	66
iShares iBoxx $ Investment Grade Corp. Bond Fund (b)	6	529
iShares Lehman 1-3 Year Treasury Bond Fund (b)	2	186
iShares Lehman Aggregate Bond Fund	5	538
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	7	707
iShares MSCI EAFE Index Fund	6	350
iShares Russell 2000 Index Fund (b)	1	74
iShares S&P 400 Index Fund	1	67
iShares S&P 500 Index Fund	8	884

Total Investment Funds (cost $3,977)		3,550

SHORT TERM INVESTMENTS - 20.5%
Securities Lending Collateral - 20.5%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	741	727

Total Short Term Investments (cost $741)		727

Total Investments - 120.6% (cost $4,718)		4,277
Other Assets and Liabilities, Net - (20.6%)		(730)
Total Net Assets - 100%		$ 3,547

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.9%
iShares Comex Gold Trust Fund	1	$ 62
iShares Dow Jones Select Dividend Fund	2	100
iShares Lehman 1-3 Year Treasury Bond Fund (b)	2	162
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	156
iShares Lehman Aggregate Bond Fund	3	305
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	4	449
iShares MSCI EAFE Index Fund	6	352
iShares Russell 2000 Index Fund (b)	1	94
iShares Russell 2000 Value Index Fund	1	67
iShares S&P 400 Growth Index Fund	1	58
iShares S&P 400 Index Fund	2	114
iShares S&P 500 Index Fund	8	961
Vanguard Emerging Markets Vipers	2	83
Vanguard Energy Vipers	1	53

Total Investment Funds (cost $3,404)		3,016

SHORT TERM INVESTMENTS - 13.6%
Securities Lending Collateral - 13.6%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	417	409

Total Short Term Investments (cost $417)		409

Total Investments - 113.5% (cost $3,821)		3,425
Other Assets and Liabilities, Net - (13.5%)		(407)
Total Net Assets - 100%		$ 3,018

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.8%
iShares Comex Gold Trust Fund (b)	1	$ 99
iShares Dow Jones Select Dividend Fund	2	94
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	164
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	3	322
iShares MSCI EAFE Index Fund	8	472
iShares MSCI EAFE Value Index Fund	1	59
iShares Nasdaq Biotechnology Index Fund (b)	1	105
iShares Russell 2000 Index Fund (b)	2	158
iShares Russell 2000 Value Index Fund	2	128
iShares S&P 400 Growth Index Fund	2	124
iShares S&P 400 Index Fund	3	194
iShares S&P 500 Index Fund	9	1,100
Vanguard Emerging Markets Vipers	3	90

Vanguard Energy Vipers	1	88

Total Investment Funds (cost $3,707)		3,197

SHORT TERM INVESTMENTS - 12.7%
Securities Lending Collateral - 12.7%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	415	408

Total Short Term Investments (cost $415)		408

Total Investments - 112.5% (cost $4,122)		3,605
Other Assets and Liabilities, Net - (12.5%)		(401)
Total Net Assets - 100%		$ 3,204

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 29.6%
Bed Bath & Beyond Inc. (b) (c)	127	$ 3,992
Best Buy Co. Inc. (b)	78	2,937
Coach Inc. (c)	108	2,697
Darden Restaurants Inc.	100	2,869
Family Dollar Stores Inc. (b)	170	4,021
Harley-Davidson Inc. (b)	83	3,105
RadioShack Corp.	215	3,723
Sherwin-Williams Co. (b)	63	3,628
TJX Cos. Inc.	136	4,157
		31,129
CONSUMER STAPLES - 14.3%
Coca-Cola Co.	64	3,406
Kellogg Co.	74	4,150
PepsiCo Inc.	52	3,681
SYSCO Corp.	123	3,789
		15,026
ENERGY - 15.4%
Chevron Corp.	46	3,758
Exxon Mobil Corp.	45	3,472
Halliburton Co.	109	3,523
Schlumberger Ltd.	43	3,333
Sunoco Inc. (b)	59	2,116
		16,202
FINANCIALS - 2.7%
Federated Investors Inc. - Class B	98	2,825

HEALTH CARE - 4.3%
Varian Medical Systems Inc. (c)	80	4,568

INDUSTRIALS - 16.2%
3M Co.	48	3,277
CH Robinson Worldwide Inc.	78	3,953

Lockheed Martin Corp.	36	3,958
Robert Half International Inc.	148	3,657
Rockwell Automation Inc.	59	2,193
		17,038
INFORMATION TECHNOLOGY - 10.4%
International Business Machines Corp.	38	4,445
Lexmark International Inc. (b) (c)	114	3,722
Texas Instruments Inc.	126	2,715
		10,882
MATERIALS - 6.4%
Ecolab Inc.	83	4,050
Nucor Corp.	68	2,667
		6,717

Total Common Stocks (cost $113,171)		104,387

SHORT TERM INVESTMENTS - 14.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.44% (a) (h)	590	590

Securities Lending Collateral - 14.4%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	15,374	15,090

Total Short Term Investments (cost $15,964)		15,680

Total Investments - 114.3% (cost $129,135)		120,067
Other Assets and Liabilities, Net - (14.3%)		(15,012)
Total Net Assets - 100%		$ 105,055

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 9.7%
Carnival Corp.	84	$ 2,956
Gannett Co. Inc. (b)	103	1,738
Leggett & Platt Inc. (b)	182	3,977
		8,671
CONSUMER STAPLES - 11.8%
Altria Group Inc.	49	966
ConAgra Foods Inc.	151	2,933
Philip Morris International Inc.	49	2,342
UST Inc.	65	4,317
		10,558
ENERGY - 10.8%
Chevron Corp.	43	3,532
ConocoPhillips	47	3,434
Marathon Oil Corp.	67	2,689
		9,655
FINANCIALS - 2.3%
First Horizon National Corp. (b)	176	1,668

National City Corp. (b)	191	334
Washington Mutual Inc. (b)	193	16
		2,018
HEALTH CARE - 9.8%
Bristol-Myers Squibb Co.	127	2,645
Eli Lilly & Co.	71	3,138
Pfizer Inc.	159	2,928
		8,711
INDUSTRIALS - 10.7%
Avery Dennison Corp.	72	3,220
Masco Corp. (b)	168	3,021
Pitney Bowes Inc.	98	3,243
		9,484
INFORMATION TECHNOLOGY - 11.7%
Automatic Data Processing Inc.	83	3,565
Intel Corp.	145	2,709
International Business Machines Corp.	36	4,177
		10,451
MATERIALS - 10.2%
Alcoa Inc.	103	2,335
Bemis Co. Inc.	138	3,629
Vulcan Materials Co. (b)	42	3,148
		9,112
TELECOMMUNICATION SERVICES - 9.9%
AT&T Inc.	99	2,755
CenturyTel Inc.	88	3,242
FairPoint Communications Inc. (b)	1	5
Verizon Communications Inc.	87	2,790
		8,792
UTILITIES - 12.1%
Consolidated Edison Inc.	78	3,331
Integrys Energy Group Inc. (b)	74	3,674
Southern Co. (b)	100	3,762
		10,767

Total Common Stocks (cost $98,961)		88,219

SHORT TERM INVESTMENTS - 18.2%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.44% (a) (h)	822	822

Securities Lending Collateral - 17.3%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	15,692	15,402

Total Short Term Investments (cost $16,514)		16,224

Total Investments - 117.2% (cost $115,475)		104,443
Other Assets and Liabilities, Net - (17.2%)		(15,338)
Total Net Assets - 100%		$ 89,105

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 33.4%
AutoZone Inc. (c)	41	$ 5,080
Black & Decker Corp. (b)	55	3,370
Brunswick Corp. (b)	225	2,878
Gannett Co. Inc. (b)	125	2,118
Hasbro Inc. (b)	165	5,740
Leggett & Platt Inc. (b)	223	4,862
Omnicom Group Inc.	94	3,622
RadioShack Corp.	248	4,288
Sherwin-Williams Co. (b)	73	4,180
		36,138
ENERGY - 10.4%
ConocoPhillips	57	4,196
ENSCO International Inc.	85	4,902
Valero Energy Corp.	71	2,143
		11,241
HEALTH CARE - 11.3%
AmerisourceBergen Corp.	101	3,810
Coventry Health Care Inc. (c)	79	2,573
McKesson Corp.	69	3,704
UnitedHealth Group Inc.	84	2,133
		12,220
INDUSTRIALS - 19.8%
Boeing Co.	49	2,833
Caterpillar Inc.	64	3,808
L-3 Communications Holdings Inc.	41	4,075
Masco Corp. (b)	204	3,666
RR Donnelley & Sons Co.	125	3,061
Tyco International Ltd.	114	4,008
		21,451
INFORMATION TECHNOLOGY - 14.8%
Computer Sciences Corp. (c)	87	3,480
International Business Machines Corp.	44	5,095
Lexmark International Inc. (c)	132	4,287
Xerox Corp.	272	3,135
		15,997
MATERIALS - 6.5%
Ball Corp.	99	3,920
Nucor Corp.	77	3,061
		6,981
TELECOMMUNICATION SERVICES - 3.7%
CenturyTel Inc.	108	3,946

Total Common Stocks (cost $122,940)		107,974

SHORT TERM INVESTMENTS - 22.0%

Mutual Funds - 0.3%
JNL Money Market Fund, 2.44% (a) (h)	284	284

Securities Lending Collateral - 21.7%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	23,884	23,442

Total Short Term Investments (cost $24,168)		23,726

Total Investments - 121.9% (cost $147,108)		131,700
Other Assets and Liabilities, Net - (21.9%)		(23,662)
Total Net Assets - 100%		$ 108,038

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 39.7%
Brunswick Corp. (b)	191	$ 2,450
Centex Corp. (b)	186	3,016
DR Horton Inc. (b)	330	4,294
Gannett Co. Inc. (b)	132	2,233
Home Depot Inc.	164	4,241
Jones Apparel Group Inc. (b)	209	3,870
KB Home (b)	187	3,684
Lennar Corp. (b)	245	3,723
Macy's Inc.	161	2,888
New York Times Co. - Class A (b)	284	4,056
Pulte Homes Inc. (b)	399	5,574
RadioShack Corp.	253	4,364
		44,393
CONSUMER STAPLES - 6.5%
Sara Lee Corp.	280	3,538
Tyson Foods Inc. (b)	315	3,762
		7,300
ENERGY - 3.6%
Anadarko Petroleum Corp.	83	4,010

FINANCIALS - 17.4%
Charles Schwab Corp.	192	4,988
Marsh & McLennan Cos. Inc.	184	5,839
Moody's Corp. (b)	125	4,233
Progressive Corp.	254	4,423
		19,483
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	104	3,901

INDUSTRIALS - 10.3%
Rockwell Automation Inc.	71	2,650
Southwest Airlines Co.	329	4,778
Tyco International Ltd.	117	4,089
		11,517

INFORMATION TECHNOLOGY - 15.3%
Analog Devices Inc.	152	4,017
KLA-Tencor Corp.	99	3,124
Linear Technology Corp. (b)	153	4,689
QLogic Corp. (c)	343	5,264
		17,094
MATERIALS - 3.5%
Weyerhaeuser Co. (b)	64	3,884

Total Common Stocks (cost $119,691)		111,582

SHORT TERM INVESTMENTS - 38.5%
Mutual Funds - 4.7%
JNL Money Market Fund, 2.44% (a) (h)	5,263	5,263

Securities Lending Collateral - 33.8%
Mellon GSL DBT II Collateral Fund, 3.41% (a) (h)	38,522	37,810

Total Short Term Investments (cost $43,785)		43,073

Total Investments - 138.3% (cost $163,476)		154,655
Other Assets and Liabilities, Net - (38.3%)		(42,860)
Total Net Assets - 100%		$ 111,795

JNL/S&P 4 Fund
INVESTMENT FUNDS - 99.7%
JNL/S&P Competitive Advantage Fund (a)	7,658	$ 68,053
JNL/S&P Dividend Income & Growth Fund (a)	7,659	61,528
JNL/S&P Intrinsic Value Fund (a)	7,660	63,932
JNL/S&P Total Yield Fund (a)	7,657	69,317

Total Investment Funds (cost $287,918)		262,830

Total Investments - 99.7% (cost $287,918)		262,830
Other Assets and Liabilities, Net - 0.3%		683
Total Net Assets - 100%		$ 263,513

JNL/Select Balanced Fund
COMMON STOCKS - 63.9%
CONSUMER DISCRETIONARY - 4.8%
Comcast Corp. - Class A	245	$ 4,801
Honda Motor Co. Ltd. - ADR	86	2,592
Limited Brands Inc.	106	1,831
McGraw-Hill Cos. Inc.	76	2,402
New York Times Co. - Class A (b)	107	1,532
Royal Caribbean Cruises Ltd. (b)	123	2,561
Staples Inc.	182	4,104
Time Warner Inc.	227	2,976
Walt Disney Co.	98	3,014

		25,813
CONSUMER STAPLES - 7.0%
Altria Group Inc.	129	2,563
Hormel Foods Corp.	83	3,026
Kimberly-Clark Corp.	72	4,675
PepsiCo Inc.	100	7,148
Procter & Gamble Co.	67	4,641
SYSCO Corp.	132	4,082
Unilever NV - NYS	128	3,599
Walgreen Co.	67	2,081
Wal-Mart Stores Inc.	89	5,336
		37,151
ENERGY - 10.8%
Chevron Corp.	133	10,978
El Paso Corp. (b)	202	2,578
EnCana Corp.	94	6,193
Exxon Mobil Corp.	179	13,909
Marathon Oil Corp.	177	7,045
Schlumberger Ltd.	46	3,616
Total SA - ADR	124	7,524
XTO Energy Inc.	118	5,506
		57,349
FINANCIALS - 9.6%
ACE Ltd.	111	6,008
Allstate Corp.	71	3,251
Bank of America Corp.	247	8,644
Capital One Financial Corp. (b)	90	4,575
Comerica Inc.	98	3,217
Fifth Third Bancorp (b)	206	2,453
Goldman Sachs Group Inc.	8	974
Hartford Financial Services Group Inc.	66	2,705
Huntington Bancshares Inc. (b)	286	2,288
JPMorgan Chase & Co.	83	3,895
M&T Bank Corp. (b)	39	3,454
Marsh & McLennan Cos. Inc.	62	1,975
Morgan Stanley	54	1,242
State Street Corp.	69	3,896
UBS AG (c)	150	2,622
		51,199
HEALTH CARE - 7.1%
Abbott Laboratories	83	4,773
Bristol-Myers Squibb Co.	186	3,884
Eli Lilly & Co.	177	7,785
Medtronic Inc.	122	6,127
Merck & Co. Inc.	114	3,610
Schering-Plough Corp.	268	4,948
UnitedHealth Group Inc.	122	3,096
Wyeth	105	3,871
		38,094

INDUSTRIALS - 9.2%
Deere & Co.	101	4,975
FedEx Corp.	41	3,233
General Electric Co.	358	9,126
Illinois Tool Works Inc. (b)	86	3,809
Lockheed Martin Corp.	43	4,683
Masco Corp. (b)	183	3,290
PACCAR Inc.	20	760
Parker Hannifin Corp.	52	2,740
Pentair Inc. (b)	115	3,976
Pitney Bowes Inc.	72	2,408
Southwest Airlines Co. (b)	193	2,799
United Parcel Service Inc. - Class B	55	3,446
Waste Management Inc.	116	3,650
		48,895
INFORMATION TECHNOLOGY - 5.6%
Accenture Ltd.	97	3,686
Applied Materials Inc.	179	2,702
Automatic Data Processing Inc.	90	3,843
Avnet Inc. (c)	128	3,143
Canon Inc. - ADR	54	2,024
Intel Corp.	192	3,592
International Business Machines Corp.	95	11,111
		30,101
MATERIALS - 3.6%
Alcoa Inc.	109	2,457
Barrick Gold Corp.	82	3,005
EI Du Pont de Nemours & Co. (b)	128	5,158
International Paper Co.	175	4,576
Rhodia SA - ADR	87	1,313
Sealed Air Corp. (b)	130	2,863
		19,372
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	451	12,581
Verizon Communications Inc.	114	3,661
		16,242
UTILITIES - 3.2%
Dominion Resources Inc. (b)	136	5,805
Exelon Corp.	74	4,609
PG&E Corp.	137	5,119
Veolia Environnement - ADR (b)	31	1,284
		16,817

Total Common Stocks (cost $358,486)		341,033

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 750	721
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 05/10/45 (i)	350	317
Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)	1,200	1,089
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	500	489

Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.63%, 02/25/36 (i)	1,385	1,198
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.46%, 03/11/39 (i)	415	373
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.54%, 09/11/41	600	534
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.87%, 09/11/42	500	448
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	470
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	691
Commercial Mortgage Acceptance Corp. REMIC, 7.89%, 06/15/31 (i)	500	504
Commercial Mortgage Pass Through Certificates REMIC, 5.12%, 06/10/44 (i)	900	814
Countrywide Home Loan Mortgage Pass Through Trust REMIC, 5.26%, 11/25/35 (i)	132	99
Credit Suisse Mortgage Capital Certificates REMIC, 5.61%, 02/15/39 (i)	450	404
Credit Suisse Mortgage Capital Certificates REMIC, 5.47%, 09/15/39	355	312
GE Capital Commercial Mortgage Corp. REMIC, 6.03%, 08/11/33	197	198
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	807
GSR Mortgage Loan Trust REMIC, 6.00%, 03/25/37 (i)	1,299	1,043
GSR Mortgage Loan Trust REMIC, 5.78%, 05/25/47 (i)	527	392
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	47	47
Household Automotive Trust, 5.28%, 09/19/11	305	302
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.92%, 10/15/42 (i)	700	622
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 04/15/45 (i)	1,150	1,040
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47	800	667
Marriott Vacation Club Trust, 5.36%, 10/20/28 (e) (u)	73	69
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e) (u)	500	497
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	450
Morgan Stanley Capital I REMIC, 5.51%, 11/12/49 (i)	800	677
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	560	550
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,001
Residential Accredit Loans Inc. REMIC, 5.23%, 02/25/35 (i)	376	301
Residential Funding Mortgage Securities I Inc. REMIC, 5.67%, 04/25/37 (i)	1,386	1,141
Sequoia Mortgage Trust REMIC, 5.82%, 02/20/47 (i)	747	623
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.55%, 03/25/35 (i)	309	267
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.54%, 04/25/36 (i)	475	379
Wells Fargo Mortgage Backed Securities Trust REMIC, 6.03%, 09/25/36 (i)	404	330

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,446)		19,866

CORPORATE BONDS AND NOTES - 6.5%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp., 5.85%, 01/15/10	200	201
COX Communications Inc., 5.45%, 12/15/14	500	466
Daimler Finance North America LLC, 5.88%, 03/15/11	400	399
Daimler Finance North America LLC, 8.50%, 01/18/31	300	301
Lowe's Cos. Inc., 6.65%, 09/15/37	420	403
Macys Retail Holdings Inc., 5.90%, 12/01/16	192	158
News America Inc., 6.40%, 12/15/35	240	202
Target Corp., 5.38%, 06/15/09	500	506
Time Warner Cable Inc., 5.85%, 05/01/17	270	238
Viacom Inc., 6.88%, 04/30/36	670	537
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	158
		3,569
CONSUMER STAPLES - 0.3%

CVS Caremark Corp., 6.13%, 08/15/16	400	386
CVS Caremark Corp., 5.75%, 06/01/17	245	230
Kraft Foods Inc., 6.25%, 06/01/12	825	829
		1,445
ENERGY - 0.1%
Indiana Power & Light Co., 6.60%, 06/01/37 (e) (u)	500	458

FINANCIALS - 3.1%
Ace Capital Trust II, 9.70%, 04/01/30	525	487
American Express Centurion Bank, 6.00%, 09/13/17	850	711
American International Group Inc., 6.25%, 03/15/37 (i)	190	30
ASIF Global Financing XIX, 4.90%, 01/17/13 (e) (u)	500	411
AXA SA, 8.60%, 12/15/30	425	413
Bank of America Corp., 5.42%, 03/15/17	700	557
Capital One Capital IV, 6.75%, 02/17/37 (i)	250	121
Capital One Financial Corp., 5.70%, 09/15/11	400	354
CIT Group Inc., 7.63%, 11/30/12	370	235
Citigroup Inc., 6.00%, 02/21/12	500	462
Credit Suisse USA Inc., 4.88%, 01/15/15	345	308
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	318
Discover Financial Services, 6.45%, 06/12/17	90	65
Eaton Vance Corp., 6.50%, 10/02/17	160	157
ENEL Finance International SA, 6.80%, 09/15/37 (e) (u)	235	231
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	193
General Electric Capital Corp., 5.88%, 02/15/12	1,000	969
Genworth Financial Inc., 6.15% (callable at 100 beginning 11/15/16) (i) (p)	500	219
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	958
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	528
HCP Inc., 6.00%, 01/30/17	365	292
HSBC Bank USA, 5.88%, 11/01/34	250	194
HSBC Finance Corp., 6.38%, 11/27/12	500	481
International Lease Finance Corp., 5.63%, 09/15/10	450	303
International Lease Finance Corp., 5.65%, 06/01/14	1,000	589
John Deere Capital Corp., 4.88%, 10/15/10	380	382
JPMorgan Chase & Co., 6.40%, 05/15/38	425	367
Kimco Realty Corp., 5.78%, 03/15/16	345	306
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e) (u)	475	446
Liberty Property LP, 6.63%, 10/01/17	90	80
Morgan Stanley, 5.38%, 10/15/15	170	105
Morgan Stanley, 5.45%, 01/09/17	700	434
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	928
ProLogis, 5.63%, 11/15/16	400	341
Prudential Financial Inc., 5.50%, 03/15/16	425	380
Realty Income Corp., 6.75%, 08/15/19 (b)	805	726
Simon Property Group LP, 6.10%, 05/01/16	665	607
Sovereign Bank, 8.75%, 05/30/18	450	308
U.S. Bank NA, 4.95%, 10/30/14	450	436
Wachovia Corp., 5.25%, 08/01/14	500	307
WEA Finance LLC, 7.13% 04/15/18 (e) (u)	350	315
Willis North America Inc., 5.63%, 07/15/15	105	97

Willis North America Inc., 6.20%, 03/28/17	170	148
		16,299
HEALTH CARE - 0.3%
AstraZeneca Plc, 5.40%, 09/15/12	430	432
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	435
UnitedHealth Group Inc., 5.50%, 11/15/12	500	478
		1,345
INDUSTRIALS - 0.6%
Cargill Inc., 5.60%, 09/15/12 (e) (u)	485	479
Continental Airlines Inc., 5.98%, 04/19/22	280	217
Pitney Bowes Inc., 5.75%, 09/15/17	385	376
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (e) (u)	675	655
Southwest Airlines Co., 5.75%, 12/15/16	500	475
Southwest Airlines Co., 6.15%, 08/01/22	247	234
United Parcel Service Inc., 4.50%, 01/15/13	900	910
		3,346
INFORMATION TECHNOLOGY - 0.2%
Fiserv Inc., 6.13%, 11/20/12	450	436
Hewlett-Packard Co., 5.25%, 03/01/12	350	354
Intuit Inc., 5.40%, 03/15/12	550	517
		1,307
MATERIALS - 0.2%
ArcelorMittal, 5.38%, 06/01/13 (e) (u)	425	401
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (e) (u)	500	497
Weyerhaeuser Co., 7.13%, 07/15/23	350	313
		1,211
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 6.45%, 06/15/34	480	412
AT&T Inc., 6.80%, 05/15/36	150	132
BellSouth Corp., 6.55%, 06/15/34	300	257
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	57
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	275	266
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	790
Telecom Italia Capital SA, 5.25%, 10/01/15	675	562
Verizon Global Funding Corp., 7.75%, 12/01/30	500	472
		2,948
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (e) (u)	250	242
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (e) (u)	195	178
Atmos Energy Corp., 6.35%, 06/15/17	385	362
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	231
MidAmerican Energy Co., 5.63%, 07/15/12 (b)	500	498
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	294
Southern California Edison Co., 5.55%, 01/15/37	500	433
		2,238

Total Corporate Bonds and Notes (cost $39,656)		34,166

GOVERNMENT AND AGENCY OBLIGATIONS - 25.2%

GOVERNMENT SECURITIES - 6.7%
Municipals - 0.5%
Oregon School Boards Association (insured by AMBAC), 4.76%, 06/30/28	420	386
State of Illinois, 5.10%, 06/01/33	375	351
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,898
		2,635
Sovereign - 0.5%
Financing Corp. Fico, 4.49%, 12/06/13 (j)	275	229
Financing Corp. Fico, 4.49%, 12/27/13 (j)	220	183
Resolution Funding Corp. - Interest Only Strip, 3.88%, 04/15/14 (j)	2,550	2,127
		2539
U.S. Treasury Securities - 5.7%
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	1,775	2,131
U.S. Treasury Note, 2.63%, 03/15/09 (b)	3,775	3,795
U.S. Treasury Note, 3.50%, 02/15/10 (b)	1,250	1,278
U.S. Treasury Note, 2.63%, 05/31/10 (b)	6,000	6,067
U.S. Treasury Note, 2.38%, 08/31/10	7,000	7,054
U.S. Treasury Note, 4.50%, 03/31/12 (b)	2,225	2,367
U.S. Treasury Note, 4.75%, 05/31/12 (b)	2,000	2,149
U.S. Treasury Note, 3.88%, 05/15/18 (b)	5,500	5,536
		30,377
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.5%
Federal Home Loan Bank - 1.5%
Federal Home Loan Bank, 3.00%, 06/11/10	4,925	4,904
Federal Home Loan Bank, 3.50%, 12/10/10 (b)	1,420	1,421
Federal Home Loan Bank, 4.88%, 11/18/11 (b)	1,550	1,602
		7,927
Federal Home Loan Mortgage Corp. - 6.0%
Federal Home Loan Mortgage Corp., 4.75%, 01/18/11	580	600
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13 (b)	5,000	4,915
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	228	232
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	159	163
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	190	191
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	64	67
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	82	82
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	104	104
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	129	127
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	191	191
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	142	140
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	99	97
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	203	200
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	110	112
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	310	314
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	961	943
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	291	295
Federal Home Loan Mortgage Corp., 6.00%, 05/01/21	1,480	1,473
Federal Home Loan Mortgage Corp., 5.00%, 12/01/21	149	148
Federal Home Loan Mortgage Corp., 5.00%, 02/01/23	126	125
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	71	70

Federal Home Loan Mortgage Corp., 5.00%, 05/01/23	254	252
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	2,780	2,758
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	1,399	1,388
Federal Home Loan Mortgage Corp., 5.00%, 08/01/23	1,720	1,707
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	136	143
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	39	40
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	38	40
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	105	111
Federal Home Loan Mortgage Corp., 4.50%, 06/01/33	165	157
Federal Home Loan Mortgage Corp., 5.50%, 06/01/33	181	181
Federal Home Loan Mortgage Corp., 6.50%, 09/01/33	80	83
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	155	151
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	161	157
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	2,035	1,986
Federal Home Loan Mortgage Corp., 5.50%, 10/01/35, TBA (g)	5,000	4,973
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	575	561
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	492	480
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	231	225
Federal Home Loan Mortgage Corp., 6.00%, 04/01/36	402	408
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	389	394
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	1,637	1,659
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	1,899	1,925
Federal Home Loan Mortgage Corp., 6.50%, 10/01/36	1,835	1,884
		32,253
Federal National Mortgage Association - 7.8%
Federal National Mortgage Association, 5.00%, 11/01/17	84	84
Federal National Mortgage Association, 6.00%, 01/01/18	39	40
Federal National Mortgage Association, 5.00%, 02/01/18	377	379
Federal National Mortgage Association, 5.00%, 12/01/18	614	616
Federal National Mortgage Association, 5.00%, 03/01/21	613	609
Federal National Mortgage Association, 6.50%, 08/01/28	13	14
Federal National Mortgage Association, 6.50%, 11/01/28	55	57
Federal National Mortgage Association, 6.50%, 12/01/28	45	46
Federal National Mortgage Association, 6.00%, 03/01/29	257	262
Federal National Mortgage Association, 7.50%, 09/01/29	46	50
Federal National Mortgage Association, 5.00%, 09/01/33	703	687
Federal National Mortgage Association, 7.00%, 10/01/33	309	324
Federal National Mortgage Association, 4.50%, 11/01/33	186	176
Federal National Mortgage Association, 5.50%, 11/01/33	1,248	1,248
Federal National Mortgage Association, 4.50%, 12/01/33	347	330
Federal National Mortgage Association, 5.50%, 12/01/33	416	417
Federal National Mortgage Association, 5.50%, 12/01/33	502	502
Federal National Mortgage Association, 5.50%, 12/01/33	599	599
Federal National Mortgage Association, 5.50%, 03/01/34	387	387
Federal National Mortgage Association, 5.50%, 04/01/34	987	986
Federal National Mortgage Association, 5.50%, 05/01/34	131	131
Federal National Mortgage Association, 5.50%, 02/01/35	154	154
Federal National Mortgage Association, 5.00%, 04/01/35	331	323
Federal National Mortgage Association, 5.00%, 06/01/35	308	301
Federal National Mortgage Association, 5.00%, 06/01/35	726	709

Federal National Mortgage Association, 5.00%, 07/01/35	357	348
Federal National Mortgage Association, 5.50%, 07/01/35	571	570
Federal National Mortgage Association, 5.00%, 08/01/35	399	389
Federal National Mortgage Association, 5.00%, 08/01/35	332	324
Federal National Mortgage Association, 5.00%, 08/01/35	424	414
Federal National Mortgage Association, 4.50%, 09/01/35	321	305
Federal National Mortgage Association, 4.50%, 09/01/35	831	787
Federal National Mortgage Association, 5.00%, 09/01/35	310	302
Federal National Mortgage Association, 5.00%, 09/01/35	120	117
Federal National Mortgage Association, 5.00%, 10/01/35	448	437
Federal National Mortgage Association, 5.00%, 10/01/35	357	348
Federal National Mortgage Association, 5.50%, 10/01/35	386	385
Federal National Mortgage Association, 5.50%, 10/01/35	710	709
Federal National Mortgage Association, 5.50%, 08/01/36	546	545
Federal National Mortgage Association, 6.00%, 09/01/36	269	273
Federal National Mortgage Association, 5.50%, 10/01/36	532	531
Federal National Mortgage Association, 6.50%, 10/01/36, TBA (g)	4,373	4,483
Federal National Mortgage Association, 5.50%, 11/01/36	26	26
Federal National Mortgage Association, 5.50%, 11/01/36	342	341
Federal National Mortgage Association, 5.50%, 01/01/37	323	322
Federal National Mortgage Association, 5.50%, 04/01/37	45	45
Federal National Mortgage Association, 5.50%, 05/01/37	514	513
Federal National Mortgage Association, 6.00%, 10/01/37	6,176	6,262
Federal National Mortgage Association, 6.00%, 12/01/37	5,971	6,054
Federal National Mortgage Association, 6.00%, 12/01/37	6,265	6,353
Federal National Mortgage Association, 5.50%, 06/01/37	959	957
		41,571
Government National Mortgage Association - 3.2%
Government National Mortgage Association, 6.50%, 04/15/26	49	51
Government National Mortgage Association, 5.50%, 11/15/32	178	179
Government National Mortgage Association, 7.00%, 01/15/33	49	52
Government National Mortgage Association, 6.00%, 02/15/33	166	169
Government National Mortgage Association, 6.00%, 03/15/33	48	48
Government National Mortgage Association, 5.50%, 05/15/33	139	139
Government National Mortgage Association, 7.00%, 05/15/33	24	26
Government National Mortgage Association, 5.50%, 05/20/33	189	189
Government National Mortgage Association, 5.00%, 06/20/33	101	98
Government National Mortgage Association, 5.50%, 07/15/33	57	57
Government National Mortgage Association, 5.00%, 10/15/33	253	249
Government National Mortgage Association, 6.00%, 10/20/33	199	202
Government National Mortgage Association, 6.00%, 04/15/34	48	49
Government National Mortgage Association, 6.00%, 01/15/35	48	49
Government National Mortgage Association, 5.00%, 12/15/35	498	489
Government National Mortgage Association, 5.00%, 01/15/36	515	506
Government National Mortgage Association, 5.50%, 02/15/36	25	25
Government National Mortgage Association, 5.00%, 03/15/36	209	205
Government National Mortgage Association, 5.00%, 03/15/36	34	34
Government National Mortgage Association, 5.00%, 05/15/36	430	422
Government National Mortgage Association, 5.00%, 06/15/37	129	127
Government National Mortgage Association, 5.00%, 07/15/37	599	588

Government National Mortgage Association, 5.00%, 08/15/37	840	825
Government National Mortgage Association, 5.00%, 02/15/38	765	751
Government National Mortgage Association, 5.00%, 05/15/38	1,778	1,746
Government National Mortgage Association, 5.00%, 05/15/38	51	50
Government National Mortgage Association, 5.00%, 05/15/38	630	619
Government National Mortgage Association, 5.00%, 06/15/38	1,779	1,747
Government National Mortgage Association, 5.00%, 06/15/38	1,318	1,294
Government National Mortgage Association, 5.00%, 06/15/38	751	738
Government National Mortgage Association, 5.00%, 06/15/38	1,070	1,051
Government National Mortgage Association, 5.00%, 06/15/38	591	581
Government National Mortgage Association, 5.00%, 06/15/38	755	742
Government National Mortgage Association, 5.00%, 06/15/38	829	815
Government National Mortgage Association, 5.00%, 07/15/38	54	53
Government National Mortgage Association, 5.00%, 07/15/38	56	55
Government National Mortgage Association, 5.00%, 07/15/38	61	60
Government National Mortgage Association, 5.00%, 09/15/38	1,743	1,712
Government National Mortgage Association REMIC, 7.50%, 09/16/35	27	28
		16,820

Total Government and Agency Obligations (cost $133,286)		134,122

SHORT TERM INVESTMENTS - 11.6%
Mutual Funds - 1.2%
JNL Money Market Fund, 2.44% (a) (h)	6,558	6,558

Securities Lending Collateral - 10.4%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	56,388	55,344

Total Short Term Investments (cost $62,946)		61,902

Total Investments - 110.9% (cost $616,820)		591,089
Other Assets and Liabilities, Net - (10.9%)		(57,916)
Total Net Assets - 100%		$ 533,173

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 106.9%
Certificates of Deposit - 16.9%
Abbey National Plc, 2.72%, 11/03/08	$ 12,000	$ 12,000
American Express Bank, 2.77%, 10/06/08	13,000	13,000
Bank of America Corp., 3.01%, 03/04/09	13,000	13,000
Barclays Bank Plc, 2.78%, 11/13/08	15,000	15,000
BNP Paribas, 3.02%, 03/16/09	5,000	5,000
BNP Paribas, 3.07%, 01/28/09	10,000	10,000
Calyon North America Inc., 3.05%, 02/05/09	10,000	10,000
Chase USA, 2.78%, 12/30/08	12,000	12,000
Citibank, 2.75%, 12/02/08	13,000	13,000
Credit Suisse First Boston, 3.05%, 01/20/09	13,000	13,000
DNB Nor Bank ASA, 3.00%, 01/16/09	10,000	10,000
DNB Nor Bank ASA, 3.06%, 03/05/09	10,000	10,000

HSBC USA Inc., 3.00%, 01/14/09	14,000	14,000
Royal Bank of Scotland, 2.79%, 11/18/08	15,000	15,000
Societe Generale, 2.79%, 11/10/08	12,000	12,000
UBS-NY, 2.85%, 11/14/08	15,000	15,000
		192,000
Commercial Paper - 21.1%
Apreco LLC, 2.70%, 10/01/08	15,000	15,000
Cafco LLC, 2.70%, 10/15/08	13,000	12,986
Chariot Funding LLC, 2.45%, 10/01/08	14,000	14,000
Ciesco LLC, 2.73%, 10/16/08	14,000	13,984
CRC Funding LLC, 2.55%, 10/17/08	13,000	12,985
Danske Corp., 3.00%, 02/23/09	12,000	11,855
Falcon Asset Securitization Corp., 3.50%, 10/08/08	11,000	10,993
Florida Power and Light Co., 2.50%, 10/10/08	12,000	11,993
General Electric Capital Corp., 2.53%, 10/21/08	20,000	19,972
General Electric Capital Corp., 2.58%, 12/02/08	12,000	11,947
Harvard University, 2.07%, 10/06/08	18,000	17,995
Metlife Inc., 5.43%, 11/03/08 (i) (s) (t)	9,000	9,000
Park Avenue, 5.50%, 10/01/08	13,000	13,000
Procter & Gamble Co., 2.84%, 09/09/09 (i)	6,355	6,355
Rabobank Nederland, 2.97%, 02/23/09	14,000	14,000
Svenska Handels NY, 2.70%, 12/12/08	10,000	10,000
Toyota Motor Credit Corp., 2.55%, 12/04/08	23,000	22,896
Westpac Banking Corp., 2.80%, 10/17/08	4,000	3,994
Yale University, 2.48%, 10/01/08	7,000	7,000
		239,955
Federal Home Loan Bank - 16.5%
Federal Home Loan Bank, 2.33%, 10/08/08	20,000	19,991
Federal Home Loan Bank, 2.37%, 10/10/08	20,000	19,988
Federal Home Loan Bank, 2.38%, 10/22/08 (b)	20,000	19,972
Federal Home Loan Bank, 2.38%, 10/24/08 (b)	35,000	34,947
Federal Home Loan Bank, 2.52%, 11/19/08	20,000	19,931
Federal Home Loan Bank, 2.65%, 12/17/08 (b)	14,000	13,921
Federal Home Loan Bank, 3.13%, 12/29/08	13,000	13,000
Federal Home Loan Bank, 2.28%, 02/27/09	20,000	19,811
Federal Home Loan Bank, 2.90%, 03/17/09	14,000	13,812
Federal Home Loan Bank, 3.05%, 03/12/09	13,000	12,822
		188,195
Federal Home Loan Mortgage Corp. - 13.6%
Federal Home Loan Mortgage Corp. 2.57%, 12/16/08	8,000	7,957
Federal Home Loan Mortgage Corp., 2.00%, 02/09/09	10,000	9,927
Federal Home Loan Mortgage Corp., 2.00%, 02/09/09	15,000	14,853
Federal Home Loan Mortgage Corp., 2.34%, 10/06/08	15,000	14,995
Federal Home Loan Mortgage Corp., 2.34%, 10/06/08	13,000	12,996
Federal Home Loan Mortgage Corp., 2.35%, 10/07/08	10,000	9,996
Federal Home Loan Mortgage Corp., 2.36%, 10/23/08	20,000	19,971
Federal Home Loan Mortgage Corp., 2.37%, 10/27/08 (b)	25,000	24,957
Federal Home Loan Mortgage Corp., 2.41%, 11/10/08	15,000	14,960
Federal Home Loan Mortgage Corp., 2.47%, 11/17/08	10,000	9,967
Federal Home Loan Mortgage Corp., 2.50%, 11/26/08	14,000	13,946

		154,525
Federal National Mortgage Association - 7.7%
Federal National Mortgage Association, 2.36%, 10/08/08	13,000	12,994
Federal National Mortgage Association, 2.37%, 10/15/08	15,860	15,845
Federal National Mortgage Association, 2.80%, 01/22/09	11,000	10,903
Federal National Mortgage Association, 1.98%, 02/04/09	15,000	14,896
Federal National Mortgage Association, 2.39%, 02/17/09	5,000	4,955
Federal National Mortgage Association, 2.70%, 01/12/09	10,000	9,923
Federal National Mortgage Association, 2.76%, 02/11/09	10,000	9,898
Federal National Mortgage Association, 2.85%, 03/04/09	8,000	7,902
		87,316
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 2.84% (h)	98	98

Repurchase Agreement - 22.9%
Repurchase Agreement with Banc of America Securities, 2.25% (Collateralized by $471,785 Federal Home Loan Mortgage	260,700	260,700
Corp., 5.00%, due 08/01/33, value $466,075) acquired on 09/30/08 due 10/01/08 at $260,738.

Securities Lending Collateral - 8.2%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	95,643	93,873

Total Short Term Investments (cost $1,218,431)		1,216,662

Total Investments - 106.9% (cost $1,218,431)		1,216,662
Other Assets and Liabilities, Net - (6.9%)		(78,510)
Total Net Assets - 100%		$ 1,138,152

JNL/Select Value Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 5.5%
Comcast Corp. - Class A	467	$ 9,168
Gap Inc.	149	2,640
Kohl's Corp. (b) (c)	159	7,341
Staples Inc.	221	4,977
Time Warner Inc.	288	3,781
		27,907

CONSUMER STAPLES - 14.0%
Altria Group Inc.	265	5,248
ConAgra Foods Inc.	321	6,247
CVS Caremark Corp.	284	9,563
Dean Foods Co. (b) (c)	179	4,174
Kimberly-Clark Corp.	130	8,442
Kroger Co.	233	6,400
Nestle SA - ADR	144	6,165
PepsiCo Inc.	141	10,035
Philip Morris International Inc.	120	5,762
Safeway Inc.	168	3,986

SUPERVALU Inc.	209	4,533
		70,555
ENERGY - 13.2%
Chevron Corp.	122	10,030
ConocoPhillips	71	5,193
Exxon Mobil Corp.	303	23,531
Marathon Oil Corp.	116	4,613
Newfield Exploration Co. (c)	136	4,357
Occidental Petroleum Corp.	108	7,573
Total SA - ADR	92	5,558
XTO Energy Inc.	129	5,985
		66,840
FINANCIALS - 22.5%
ACE Ltd.	224	12,131
Allstate Corp.	178	8,219
Bank of America Corp.	484	16,933
Bank of New York Mellon Corp.	169	5,517
Chubb Corp.	148	8,120
Citigroup Inc.	359	7,369
Goldman Sachs Group Inc.	69	8,870
Host Hotels & Resorts Inc. (b)	491	6,523
JPMorgan Chase & Co.	413	19,278
M&T Bank Corp.	5	464
PNC Financial Services Group Inc. (b)	100	7,470
U.S. Bancorp (b)	203	7,294
Wells Fargo & Co.	154	5,772
		113,960
HEALTH CARE - 10.3%
Abbott Laboratories	143	8,228
Aetna Inc.	168	6,059
Baxter International Inc.	130	8,506
Bristol-Myers Squibb Co.	388	8,084
Pfizer Inc.	300	5,538
Schering-Plough Corp.	261	4,812
UnitedHealth Group Inc.	224	5,680
Wyeth	145	5,364
		52,271
INDUSTRIALS - 8.2%
Cummins Inc.	136	5,942
General Dynamics Corp.	105	7,737
General Electric Co.	609	15,540
PACCAR Inc.	60	2,291
Precision Castparts Corp.	57	4,498
Waste Management Inc.	166	5,218
		41,226
INFORMATION TECHNOLOGY - 8.8%
Cisco Systems Inc. (c)	347	7,835
Dell Inc. (c)	310	5,107
Hewlett-Packard Co.	127	5,877

Ingram Micro Inc. - Class A (c)	314	5,041
Intel Corp.	426	7,975
Microsoft Corp.	315	8,397
Nokia Oyj - Class A - ADR	217	4,046
		44,278
MATERIALS - 4.3%
Agrium Inc. (b)	93	5,193
Cleveland-Cliffs Inc. (b)	83	4,400
EI Du Pont de Nemours & Co.	160	6,436
International Paper Co.	219	5,720
		21,749
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc.	438	12,235
Verizon Communications Inc.	285	9,149
		21,384
UTILITIES - 6.7%
Entergy Corp.	81	7,245
Exelon Corp.	55	3,425
FPL Group Inc.	135	6,801
NRG Energy Inc. (b) (c)	55	1,371
PG&E Corp.	72	2,689
SCANA Corp. (b)	114	4,426
Southern Co. (b)	154	5,812
TECO Energy Inc. (b)	143	2,245
		34,014

Total Common Stocks (cost $530,019)		494,184

SHORT TERM INVESTMENTS - 7.2%
Mutual Funds - 2.2%
JNL Money Market Fund, 2.44% (a) (h)	11,151	11,151

Securities Lending Collateral - 5.0%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	26,010	25,529

Total Short Term Investments (cost $37,161)		36,680

Total Investments - 104.9% (cost $567,180)		530,864
Other Assets and Liabilities, Net - (4.9%)		(24,845)
Total Net Assets - 100%		$ 506,019

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 9.1%
Amazon.com Inc. (c)	248	$ 18,008
Expedia Inc. (b) (c)	244	3,691
International Game Technology	226	3,886
Las Vegas Sands Corp. (b) (c)	111	4,008
Lojas Renner SA	142	1,650

McGraw-Hill Cos. Inc.	502	15,859
Naspers Ltd. - Class N	108	2,126
Nike Inc. - Class B (b)	85	5,666
Priceline.com Inc. (b) (c)	28	1,938
Shaw Communications Inc. (b)	268	5,450
Yum! Brands Inc.	325	10,595
		72,877
CONSUMER STAPLES - 7.4%
Coca-Cola Co.	128	6,742
Costco Wholesale Corp.	140	9,116
CVS Caremark Corp.	170	5,717
Groupe Danone (b)	78	5,530
Nestle SA	103	4,452
PepsiCo Inc.	166	11,845
Procter & Gamble Co.	161	11,239
SYSCO Corp.	155	4,771
		59,412
ENERGY - 10.4%
Baker Hughes Inc.	119	7,204
Cameron International Corp. (b) (c)	112	4,316
Chevron Corp.	56	4,644
EOG Resources Inc.	71	6,387
Exxon Mobil Corp.	163	12,659
Petroleo Brasileiro SA - ADR	229	8,550
Schlumberger Ltd.	311	24,263
Smith International Inc.	151	8,843
Suncor Energy Inc.	50	2,102
Total SA (b)	71	4,289
		83,257
FINANCIALS - 4.8%
Assurant Inc.	100	5,473
BlackRock Inc. (b)	14	2,762
BM&F Bovespa SA	835	3,677
DLF Ltd.	49	375
Franklin Resources Inc.	67	5,869
Goldman Sachs Group Inc.	47	5,990
Moody's Corp. (b)	149	5,055
Northern Trust Corp.	49	3,567
State Street Corp.	94	5,330
		38,098
HEALTH CARE - 22.1%
Aetna Inc.	281	10,151
Alcon Inc.	45	7,316
Allergan Inc.	161	8,266
Amgen Inc. (c)	22	1,292
Baxter International Inc.	84	5,506
Becton Dickinson & Co.	88	7,039
Celgene Corp. (c)	64	4,056
Cigna Corp.	190	6,439

Covidien Ltd.	163	8,749
DENTSPLY International Inc.	66	2,470
Elan Corp. Plc - ADR (b) (c)	306	3,260
Express Scripts Inc. (c)	114	8,415
Genentech Inc. (c)	155	13,781
Gilead Sciences Inc. (c)	363	16,541
Humana Inc. (c)	105	4,314
Intuitive Surgical Inc. (c)	9	2,241
McKesson Corp.	91	4,897
Medco Health Solutions Inc. (c)	320	14,418
Medtronic Inc.	274	13,747
St. Jude Medical Inc. (c)	120	5,232
Stryker Corp.	124	7,713
WellPoint Inc. (c)	258	12,048
Wyeth	251	9,276
		177,167
INDUSTRIALS - 6.3%
Danaher Corp. (b)	359	24,908
Deere & Co.	120	5,940
Expeditors International Washington Inc.	119	4,132
Foster Wheeler Ltd. (c)	54	1,956
General Dynamics Corp.	50	3,674
Joy Global Inc.	50	2,239
McDermott International Inc. (c)	90	2,297
Union Pacific Corp.	78	5,529
		50,675
INFORMATION TECHNOLOGY - 25.4%
Accenture Ltd.	305	11,598
Apple Inc. (c)	190	21,584
Autodesk Inc. (c)	190	6,373
Automatic Data Processing Inc.	248	10,619
Cisco Systems Inc. (c)	481	10,842
Dell Inc. (c)	238	3,926
Dolby Laboratories Inc. - Class A (b) (c)	133	4,687
Electronic Arts Inc. (c)	129	4,764
EMC Corp. (c)	219	2,624
Fiserv Inc. (b) (c)	81	3,842
Google Inc. - Class A (c)	68	27,155
HON HAI Precision Industry Co. Ltd.	580	2,076
Intel Corp.	219	4,106
Juniper Networks Inc. (b) (c)	248	5,234
Marvell Technology Group Ltd. (c)	680	6,320
MasterCard Inc. (b)	11	1,933
McAfee Inc. (c)	115	3,892
Microsoft Corp.	762	20,342
Nintendo Co. Ltd.	20	8,441
QUALCOMM Inc.	302	12,973
Redecard SA	198	2,467
Research In Motion Ltd. (c)	25	1,695
Salesforce.com Inc. (b) (c)	49	2,347
Tencent Holdings Ltd.	744	5,437

VeriSign Inc. (b) (c)	352	9,172
Visa Inc. - Class A	19	1,167
Western Union Co.	314	7,734
		203,350
MATERIALS - 5.0%

BHP Billiton Ltd. (b)	232	6,007
Freeport-McMoRan Copper & Gold Inc. (b)	60	3,434
Kinross Gold Corp. (b)	258	4,151
Monsanto Co.	139	13,709
Potash Corp.	28	3,709
Praxair Inc.	125	8,960
		39,970
TELECOMMUNICATION SERVICES - 6.1%
America Movil SA de CV - Class L - ADR	84	3,876
American Tower Corp. (c)	319	11,478
Bharti Airtel Ltd. (c)	269	4,567
Crown Castle International Corp. (c)	506	14,665
Leap Wireless International Inc. (b) (c)	120	4,587
MetroPCS Communications Inc. (b) (c)	225	3,141
Mobile Telesystems - ADR	72	4,044
Vimpel-Communications - ADR	137	2,779
		49,137
UTILITIES - 0.5%
AES Corp. (b) (c)	359	4,192

Total Common Stocks (cost $876,975)		778,135

SHORT TERM INVESTMENTS - 13.9%
Mutual Funds - 2.9%
JNL Money Market Fund, 2.44% (a) (h)	2,432	2,432
T. Rowe Price Reserves Investment Fund, 3.06% (a) (h)	20,448	20,448
		22,880
Securities Lending Collateral - 11.0%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	89,717	88,058

Total Short Term Investments (cost $112,597)		110,938

Total Investments - 111.0% (cost $989,572)		889,073
Other Assets and Liabilities, Net - (11.0%)		(87,941)
Total Net Assets - 100%		$ 801,132

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 14.9%
Advance Auto Parts Inc.	2	$ 59
Amazon.com Inc. (c)	118	8,586
AnnTaylor Stores Corp. (b) (c)	2	37
Apollo Group Inc. - Class A (b) (c)	3	161

Ascent Media Corp. (b) (c)	13	312
Bed Bath & Beyond Inc. (b) (c)	199	6,241
Best Buy Co. Inc. (b)	32	1,200
Boyd Gaming Corp. (b)	1	11
Cablevision Systems Corp. - Class A	216	5,437
Carmax Inc. (b) (c)	231	3,234
Centex Corp. (b)	1	19
Central European Media Entertainment Ltd. (b) (c)	1	59
Chipotle Mexican Grill Inc. (c)	81	3,768
Choice Hotels International Inc. (b)	3	81
Clear Channel Outdoor Holdings Inc. (b) (c)	200	2,741
Coach Inc. (c)	5	125
CTC Media Inc. (c)	3	51
Ctrip.com International Ltd. - ADR	2	58
DeVry Inc.	2	114
Dick's Sporting Goods Inc. (b) (c)	2	31
Discovery Communications Inc. (c)	256	3,644
DreamWorks Animation SKG Inc. (b) (c)	2	63
Expedia Inc. (c)	356	5,373
Family Dollar Stores Inc.	3	69
Focus Media Holding Ltd. - ADR (b) (c)	5	140
Gaylord Entertainment Co. (b) (c)	107	3,143
Gentex Corp. (b)	4	51
Harley-Davidson Inc. (b)	3	112
International Game Technology	188	3,226
ITT Educational Services Inc. (b) (c)	1	105
J Crew Group Inc. (b) (c)	107	3,057
KB Home (b)	1	26
Lamar Advertising Co. (b) (c)	222	6,867
Las Vegas Sands Corp. (b) (c)	2	72
Lennar Corp. (b)	2	26
LKQ Corp. (c)	84	1,425
Marriott International Inc. - Class A (b)	208	5,416
Mattel Inc.	3	58
McGraw-Hill Cos. Inc.	4	126
Melco Crown Entertainment Ltd. - ADR (b) (c)	6	24
Men's Wearhouse Inc. (b)	1	28
New Oriental Education & Technology Group - ADR (c)	1	64
Omnicom Group Inc.	4	135
O'Reilly Automotive Inc. (c)	175	4,674
Panera Bread Co. - Class A (b) (c)	24	1,227
PetSmart Inc. (b)	240	5,925
Pinnacle Entertainment Inc. (b) (c)	28	212
Priceline.com Inc. (b) (c)	1	55
Pulte Homes Inc. (b)	2	29
Ross Stores Inc.	4	147
Royal Caribbean Cruises Ltd. (b)	1	29
Shaw Communications Inc. (b)	4	77
Sirius XM Radio Inc. (b) (c)	1,716	978
Staples Inc.	5	106

Starbucks Corp. (c)	6	82
Starwood Hotels & Resorts Worldwide Inc.	2	68
Tiffany & Co. (b)	4	135
Tim Hortons Inc. (b)	105	3,120
TJX Cos. Inc.	7	208
Toll Brothers Inc. (b) (c)	2	53
Tractor Supply Co. (c)	1	47
Urban Outfitters Inc. (b) (c)	2	70
WABCO Holdings Inc.	153	5,431
Williams-Sonoma Inc. (b)	65	1,048
WMS Industries Inc. (c)	2	50
WPP Group Plc - ADR (b)	2	85
Wynn Resorts Ltd. (b)	1	98
Yum! Brands Inc.	8	251
		89,780
CONSUMER STAPLES - 1.5%
Avon Products Inc.	6	233
Brown-Forman Corp. - Class B (b)	2	172
Clorox Co.	2	113
Hershey Co. (b)	2	74
McCormick & Co. Inc.	5	181
Shoppers Drug Mart Corp.	71	3,426
Whole Foods Market Inc. (b)	255	5,108
		9,307
ENERGY - 9.7%
Arch Coal Inc.	3	102
Bill Barrett Corp. (b) (c)	2	67
BJ Services Co.	295	5,651
Cabot Oil & Gas Corp. - Class A	3	116
Cameron International Corp. (b) (c)	55	2,104
CNX Gas Corp. (c)	171	3,829
Complete Production Services Inc. (c)	2	40
Compton Petroleum Corp. (c)	7	41
Concho Resources Inc. (c)	5	124
Consol Energy Inc.	121	5,566
Core Laboratories NV (b)	2	233
Diamond Offshore Drilling Inc. (b)	2	175
EOG Resources Inc.	64	5,725
FMC Technologies Inc. (c)	122	5,684
Forest Oil Corp. (c)	3	129
Foundation Coal Holdings Inc.	4	132
IHS Inc. (c)	64	3,049
Mariner Energy Inc. (c)	2	50
Massey Energy Co.	2	64
Murphy Oil Corp.	81	5,208
Nabors Industries Ltd. (c)	6	140
Newfield Exploration Co. (c)	4	131
Peabody Energy Corp. (b)	64	2,880
SandRidge Energy Inc. (c)	28	551
Smith International Inc.	166	9,728

Sunoco Inc.	2	71
Tetra Technologies Inc. (c)	128	1,777
Trican Well Service Ltd.	128	1,930
Ultra Petroleum Corp. (c)	3	172
Williams Cos. Inc.	5	106
XTO Energy Inc.	53	2,466
		58,041
FINANCIALS - 6.2%
Affiliated Managers Group Inc. (b) (c)	1	66
Ameriprise Financial Inc.	87	3,323
Aon Corp.	2	76
Arch Capital Group Ltd. (c)	1	95
Assurant Inc.	76	4,175
Axis Capital Holdings Ltd.	154	4,874
Eaton Vance Corp. (b)	175	6,179
Federated Investors Inc. - Class B	2	66
HCC Insurance Holdings Inc.	2	62
Interactive Brokers Group Inc. (c)	133	2,955
IntercontinentalExchange Inc. (c)	2	121
Janus Capital Group Inc.	3	66
Lazard Ltd. - Class A	3	133
Moody's Corp. (b)	4	129
Northern Trust Corp.	4	260
Och-Ziff Capital Management Group LLC (b)	106	1,239
optionsXpress Holdings Inc.	2	47
Philadelphia Consolidated Holding Co. (c)	28	1,640
Principal Financial Group Inc.	54	2,348
Raymond James Financial Inc. (b)	103	3,397
RenaissanceRe Holdings Ltd.	1	57
SEI Investments Co.	3	62
St. Joe Co. (b) (c)	80	3,127
SVB Financial Group (b) (c)	1	76
TD Ameritrade Holding Corp. (c)	173	2,803
		37,376
HEALTH CARE - 16.3%
Alexion Pharmaceuticals Inc. (b) (c)	59	2,311
Allergan Inc.	4	212
American Medical Systems Holdings Inc. (b) (c)	3	60
Amylin Pharmaceuticals Inc. (b) (c)	74	1,502
ArthroCare Corp. (b) (c)	1	39
Becton Dickinson & Co.	1	64
Biogen Idec Inc. (c)	1	65
BioMarin Pharmaceutical Inc. (b) (c)	92	2,424
Cephalon Inc. (b) (c)	119	9,214
Charles River Laboratories International Inc. (b) (c)	3	139
Cigna Corp.	2	51
Covance Inc. (b) (c)	1	62
Coventry Health Care Inc. (c)	78	2,529
CR Bard Inc.	55	5,218
DaVita Inc. (c)	1	80

DENTSPLY International Inc.	131	4,906
Edwards Lifesciences Corp. (b) (c)	147	8,502
Elan Corp. Plc - ADR (c)	299	3,195
Express Scripts Inc. (c)	4	258
Gen-Probe Inc. (c)	48	2,541
Health Net Inc. (c)	87	2,051
Henry Schein Inc. (b) (c)	130	6,978
Hologic Inc. (c)	3	62
Human Genome Sciences Inc. (b) (c)	214	1,359
Humana Inc. (c)	67	2,769
Idexx Laboratories Inc. (c)	3	137
Illumina Inc. (b) (c)	132	5,350
ImClone Systems Inc. (c)	39	2,435
Intuitive Surgical Inc. (b) (c)	1	145
Invitrogen Corp. (b) (c)	2	78
Laboratory Corp. of America Holdings (b) (c)	2	146
Lincare Holdings Inc. (c)	3	77
Martek Biosciences Corp. (b)	3	85
Masimo Corp. (b) (c)	3	108
McKesson Corp.	2	81
Medarex Inc. (b) (c)	86	556
Millipore Corp. (c)	65	4,465
Myriad Genetics Inc. (b) (c)	39	2,550
OSI Pharmaceuticals Inc. (c)	51	2,514
Patterson Cos. Inc. (c)	2	52
Qiagen NV (b) (c)	173	3,419
Quest Diagnostics Inc.	2	114
Resmed Inc. (c)	2	95
Sepracor Inc. (b) (c)	69	1,263
St. Jude Medical Inc. (c)	6	244
Techne Corp. (c)	2	130
Theravance Inc. (b) (c)	89	1,109
Valeant Pharmaceutical International (b) (c)	198	4,053
Varian Medical Systems Inc. (b) (c)	2	103
Vertex Pharmaceuticals Inc. (c)	129	4,291
Warner Chilcott Ltd. (b) (c)	183	2,767
Waters Corp. (c)	89	5,178
Zimmer Holdings Inc. (c)	1	84
		98,220
INDUSTRIALS - 16.8%
Alliant Techsystems Inc. (b) (c)	77	7,224
American Reprographics Co. (b) (c)	4	67
Ametek Inc.	247	10,052
CH Robinson Worldwide Inc. (b)	4	178
Corporate Executive Board Co.	2	63
Cummins Inc.	4	157
Danaher Corp. (b)	40	2,776
Donaldson Co. Inc.	3	122
Dun & Bradstreet Corp.	1	94
Empresa Brasileira de Aeronautica SA - ADR	3	89

EnergySolutions Inc.	111	1,110
Equifax Inc.	2	69
Expeditors International Washington Inc.	6	206
Fastenal Co. (b)	70	3,442
Flowserve Corp.	1	71
Fluor Corp.	3	156
Foster Wheeler Ltd. (c)	5	170
General Cable Corp. (b) (c)	1	46
Goodrich Corp.	3	133
Graco Inc. (b)	2	78
GT Solar International Inc. (b) (c)	7	80
Harsco Corp.	67	2,507
IDEX Corp. (b)	188	5,824
II-VI Inc. (b) (c)	2	70
Iron Mountain Inc. (b) (c)	196	4,792
ITT Corp.	68	3,759
Joy Global Inc.	3	144
Landstar System Inc.	4	185
Manpower Inc.	94	4,035
McDermott International Inc. (c)	91	2,317
Monster Worldwide Inc. (b) (c)	4	56
MSC Industrial Direct Co. - Class A (b)	70	3,225
Oshkosh Truck Corp.	94	1,237
PACCAR Inc.	3	95
Pall Corp.	1	49
Precision Castparts Corp.	3	228
Quanta Services Inc. (b) (c)	242	6,545
Republic Services Inc. - Class A	4	118
Ritchie Bros. Auctioneers Inc.	8	175
Robert Half International Inc.	218	5,403
Rockwell Collins Inc.	212	10,176
Roper Industries Inc. (b)	213	12,138
SkyWest Inc.	3	49
Southwest Airlines Co. (b)	513	7,449
Stericycle Inc. (b) (c)	3	147
SunPower Corp. (b) (c)	24	1,702
Terex Corp. (c)	2	53
UTi Worldwide Inc.	106	1,804
Valmont Industries Inc.	1	58
WW Grainger Inc. (b)	1	113
		100,836
INFORMATION TECHNOLOGY - 24.6%
Activision Blizzard Inc. (c)	8	120
Adobe Systems Inc. (c)	2	63
Altera Corp.	307	6,347
Amdocs Ltd. (c)	215	5,887
Analog Devices Inc.	6	153
Ansys Inc. (c)	2	64
Autodesk Inc. (b) (c)	135	4,512
Baidu.com - ADR (b) (c)	-	74

BMC Software Inc. (c)	3	74
Broadcom Corp. - Class A (c)	8	149
Check Point Software Technologies Ltd. (c)	3	64
Ciena Corp. (b) (c)	34	343
Citrix Systems Inc. (c)	3	73
Cogent Inc. (c)	4	45
Cognizant Technology Solutions Corp. (c)	6	132
Cree Inc. (b) (c)	73	1,663
Cymer Inc. (b) (c)	1	28
Digital River Inc. (b) (c)	2	52
Dolby Laboratories Inc. - Class A (b) (c)	133	4,666
DST Systems Inc. (b) (c)	128	7,167
Electronic Arts Inc. (c)	5	170
F5 Networks Inc. (c)	3	68
Factset Research Systems Inc. (b)	53	2,790
Fairchild Semiconductor International Inc. (c)	3	26
Fidelity National Information Services Inc.	1	22
Fiserv Inc. (c)	129	6,109
FLIR Systems Inc. (b) (c)	296	11,361
Global Payments Inc.	185	8,281
Harris Corp.	12	554
Integrated Device Technology Inc. (c)	3	26
Intersil Corp.	173	2,870
Intuit Inc. (c)	5	152
Itron Inc. (b) (c)	12	1,062
Jabil Circuit Inc.	5	47
Jack Henry & Associates Inc. (b)	130	2,635
JDS Uniphase Corp. (b) (c)	519	4,391
Juniper Networks Inc. (b) (c)	356	7,492
KLA-Tencor Corp.	1	38
Lam Research Corp. (c)	1	35
Linear Technology Corp. (b)	5	166
Logitech International SA (c)	3	58
Marvell Technology Group Ltd. (c)	463	4,307
Maxim Integrated Products Inc.	3	54
McAfee Inc. (c)	152	5,176
MEMC Electronic Materials Inc. (c)	3	90
Microchip Technology Inc. (b)	164	4,832
Micros Systems Inc. (b) (c)	129	3,439
National Instruments Corp. (b)	2	66
National Semiconductor Corp. (b)	6	107
NetApp Inc. (c)	9	166
NeuStar Inc. - Class A (c)	2	44
ON Semiconductor Corp. (b) (c)	449	3,035
Paychex Inc.	7	228
Perot Systems Corp. (b) (c)	5	92
PMC - Sierra Inc. (b) (c)	332	2,464
QLogic Corp. (c)	4	65
Red Hat Inc. (c)	243	3,661
SAIC Inc. (c)	388	7,849

Salesforce.com Inc. (b) (c)	57	2,764
Satyam Computer Services Ltd. - ADR	5	76
Seagate Technology Inc.	309	3,749
Silicon Laboratories Inc. (c)	2	74
Sina Corp. (c)	2	70
Symantec Corp. (c)	4	69
Synopsys Inc. (c)	2	46
Teradyne Inc. (c)	273	2,134
THQ Inc. (c)	3	34
Trimble Navigation Ltd. (b) (c)	4	114
Varian Semiconductor Equipment Associates Inc. (b) (c)	96	2,409
VeriSign Inc. (b) (c)	206	5,372
VistaPrint Ltd. (b) (c)	2	53
Western Union Co.	350	8,630
Xilinx Inc. (b)	268	6,287
Zebra Technologies Corp. (c)	1	38
		147,623
MATERIALS - 1.8%
Agnico-Eagle Mines Ltd. (b)	110	6,052
Albemarle Corp.	2	52
Carpenter Technology Corp.	5	123
CF Industries Holdings Inc.	1	73
Cleveland-Cliffs Inc.	3	138
Ecolab Inc.	3	155
Intrepid Potash Inc. (c)	18	520
Sigma-Aldrich Corp.	1	58
Teck Cominco Ltd. - Class B (b)	124	3,611
		10,782
TELECOMMUNICATION SERVICES - 3.4%
American Tower Corp. (c)	179	6,428
Crown Castle International Corp. (c)	198	5,736
Leap Wireless International Inc. (b) (c)	127	4,846
MetroPCS Communications Inc. (b) (c)	167	2,332
NII Holdings Inc. - Class B (c)	3	96
Rogers Communications Inc.	31	1,030
SBA Communications Corp. (b) (c)	7	176
		20,644
UTILITIES - 0.7%
AES Corp. (c)	171	1,999
Dynegy Inc. (c)	634	2,270
Reliant Energy Inc. (c)	7	48
		4,317

Total Common Stocks (cost $593,886)		576,926

SHORT TERM INVESTMENTS - 25.9%
Mutual Funds - 4.7%
JNL Money Market Fund, 2.44% (a) (h)	3,792	3,792
T. Rowe Price Reserves Investment Fund, 3.06% (a) (h)	24,148	24,148

		27,940
Securities Lending Collateral - 21.2%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	130,024	127,618

Total Short Term Investments (cost $157,964)		155,558

Total Investments - 121.8% (cost $751,850)		732,484
Other Assets and Liabilities, Net - (21.8%)		(131,152)
Total Net Assets - 100%		$ 601,332

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 19.3%
Ascent Media Corp. (c)	15	$ 359
Bayerische Motoren Werke AG	42	1,609
Bed Bath & Beyond Inc. (b) (c)	237	7,450
Cablevision Systems Corp. - Class A (b)	318	8,001
CBS Corp. - Class B (b)	68	986
Comcast Corp. - Class A	35	687
Comcast Corp. - Special Class A (b)	106	2,090
Discovery Communications Inc. (c)	35	494
Discovery Communications Inc. (c)	301	4,289
DISH Network Corp. (c)	178	3,738
Fortune Brands Inc.	107	6,138
General Motors Corp. (b)	104	986
H&R Block Inc. (b)	310	6,979
Harley-Davidson Inc. (b)	163	6,061
Home Depot Inc.	361	9,333
International Game Technology	225	3,859
Kohl's Corp. (c)	159	7,304
Liberty Media Corp. - Capital (c)	61	818
Liberty Media Corp. - Entertainment - Class A (c)	221	5,518
Liberty Media Corp. - Interactive (c)	173	2,233
MGM Mirage Inc. (b) (c)	103	2,936
New York Times Co. - Class A (b)	150	2,136
Newell Rubbermaid Inc.	333	5,739
Sony Corp. - ADR	104	3,207
Time Warner Cable Inc. - Class A (b) (c)	125	3,025
Time Warner Inc.	629	8,240
TJX Cos. Inc. (b)	154	4,700
Viacom Inc. - Class B (c)	50	1,242
		110,157
CONSUMER STAPLES - 6.7%
Altria Group Inc.	28	546
Anheuser-Busch Cos. Inc.	43	2,757
Avon Products Inc.	93	3,845
Coca-Cola Co.	66	3,464
Coca-Cola Enterprises Inc.	98	1,635
Heineken NV	15	598

Hershey Co. (b)	109	4,310
Kimberly-Clark Corp.	62	3,988
Kraft Foods Inc. - Class A	87	2,833
Philip Morris International Inc.	25	1,207
Sara Lee Corp.	436	5,507
Wal-Mart Stores Inc.	126	7,516
		38,206
ENERGY - 12.3%
Baker Hughes Inc.	81	4,880
BJ Services Co.	310	5,930
ConocoPhillips	45	3,260
Consol Energy Inc.	38	1,744
Exxon Mobil Corp.	83	6,446
Murphy Oil Corp.	118	7,581
Royal Dutch Shell Plc - ADR	113	6,668
Schlumberger Ltd.	95	7,450
Spectra Energy Corp.	197	4,684
Statoil ASA	263	6,252
Sunoco Inc.	177	6,283
Total SA - ADR	155	9,387
		70,565
FINANCIALS - 18.7%
American Express Co.	81	2,852
Ameriprise Financial Inc.	192	7,315
Bank of America Corp.	316	11,060
Bank of New York Mellon Corp.	69	2,261
Berkshire Hathaway Inc. - Class A (c)	-	4,049
Capital One Financial Corp. (b)	72	3,647
Citigroup Inc.	499	10,224
Fannie Mae (b)	113	173
Fifth Third Bancorp (b)	77	920
First Horizon National Corp. (b)	580	5,513
Goldman Sachs Group Inc.	15	1,920
Hartford Financial Services Group Inc.	58	2,357
JPMorgan Chase & Co.	124	5,795
Lazard Ltd. - Class A	133	5,666
Marsh & McLennan Cos. Inc.	223	7,067
Merrill Lynch & Co. Inc.	116	2,935
Merrill Lynch & Co. Inc. (c) (f) (s) (t)	108	2,605
Morgan Stanley	41	943
National City Corp. (b)	278	487
SLM Corp. (c)	180	2,222
St. Joe Co. (b) (c)	243	9,499
State Street Corp.	82	4,641
SunTrust Banks Inc.	117	5,241
Willis Group Holdings Ltd.	101	3,258
XL Capital Ltd. - Class A	231	4,135
		106,785
HEALTH CARE - 11.4%
Amgen Inc. (c)	143	8,446
Boston Scientific Corp. (c)	225	2,760
Cardinal Health Inc.	102	5,002
Cigna Corp.	145	4,927
Covidien Ltd.	169	9,085
Johnson & Johnson	126	8,729
Medtronic Inc.	126	6,288
Merck & Co. Inc.	135	4,261
Pfizer Inc.	270	4,970
Schering-Plough Corp.	121	2,234
WellPoint Inc. (c)	54	2,526
Wyeth	158	5,837
		65,065
INDUSTRIALS - 10.0%
3M Co.	97	6,592
General Electric Co.	560	14,280
Illinois Tool Works Inc. (b)	160	7,121
Raytheon Co.	62	3,291
Southwest Airlines Co.	592	8,590
Tyco International Ltd.	172	6,006
Union Pacific Corp.	86	6,084
Waste Management Inc.	172	5,419
		57,383
INFORMATION TECHNOLOGY - 10.1%
Alcatel-Lucent - ADR (b) (c)	917	3,522
Alcatel-Lucent (b) (c)	228	878
Analog Devices Inc.	132	3,473
Dell Inc. (c)	417	6,872
Intel Corp.	245	4,594
International Business Machines Corp.	58	6,725
Juniper Networks Inc. (c)	67	1,401
Microsoft Corp.	387	10,329
Nokia Oyj - Class A - ADR	97	1,811
Texas Instruments Inc.	242	5,203
Tyco Electronics Ltd.	212	5,850
Western Union Co.	215	5,309
Yahoo! Inc. (c)	92	1,593
		57,560
MATERIALS - 4.1%
AbitibiBowater Inc. (c)	14	54
Alcoa Inc.	222	5,001
EI Du Pont de Nemours & Co.	163	6,569
International Paper Co. (b)	270	7,069
MeadWestvaco Corp.	214	4,988
		23,681
TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc.	99	2,764
Qwest Communications International Inc. (b)	293	945
Sprint Nextel Corp.	892	5,441
		9,150
UTILITIES - 2.8%
Ameren Corp.	33	1,288
Entergy Corp.	58	5,118
NiSource Inc.	257	3,795
NRG Energy Inc. (c)	23	556
Pinnacle West Capital Corp. (b)	156	5,351
		16,108

Total Common Stocks (cost $611,217)		554,660

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp., Convertible Preferred, 1.50%, 05/28/09	75	1,519

FINANCIALS - 0.1%
National City Corp. (f)	-	350

TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, 7.75%, 03/15/17	1	312

Total Preferred Stocks (cost $3,438)		2,181

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Ford Motor Co., 4.25%, 12/15/36	$ 1,082	713

MATERIALS - 0.1%
Newmont Mining Corp., 1.63%, 07/15/17 (e) (t)	535	543

Total Corporate Bonds and Notes (cost $1,617)		1,256

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 1.5%
JNL Money Market Fund, 2.44% (a) (h)	1,460	1,460
T. Rowe Price Reserves Investment Fund, 3.06% (a) (h)	6,998	6,998
		8,458
Securities Lending Collateral - 9.9%
Mellon GSL DBT II Collateral Fund, 3.41% (h)	57,771	56,702

U.S. Treasury Securities - 0.0%
U.S. Treasury Bill, 1.83%, 12/26/08	100	100

Total Short Term Investments (cost $66,329)		65,260

Total Investments - 109.1% (cost $682,601)		623,357
Other Assets and Liabilities, Net - (9.1%)		(51,838)
Total Net Assets - 100%		$ 571,519

JNL Series Trust (unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2008

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.
(e)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards ("SFAS") No. 157 disclosures based on the respective security's valuation inputs. See SFAS No. 157 note.

(g)

Investment purchased on a when-issued basis. As of September 30, 2008, the total cost of investments purchased on a when-issued basis is as follows: JNL/Franklin Templeton Income Fund $120; JNL/Goldman Sachs Core Plus Bond Fund $58,995; JNL/Goldman Sachs Short Duration Bond Fund $5,148; JNL/JPMorgan U.S. Government & Quality Bond Fund $10,845; JNL/Lazard Emerging Markets Fund $8,596; JNL/Mellon Capital Management Bond Index Fund $9,867; JNL/PIMCO Real Return Fund $1,109,047; JNL/PIMCO Total Return Bond Fund $571,773; and JNL/Select Balanced Fund $9,530.

(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2008.
(i)	Variable rate security. Rate stated is in effect as of September 30, 2008.
(j)	Zero coupon security. Rate stated is the effective yield as of September 30, 2008.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of September 30, 2008.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Short Duration Bond Fund have been collateralized with $5,248 and
$64 cash, respectively.
(n)

All or a portion of the security or cash has been segregated as collateral for securities sold short. Total value of segregated securities at September 30, 2008, is as follows: JNL/Credit Suisse Long/Short Fund $38,091 and JNL/Franklin Templeton Mutual Shares Fund $2,984.

(o)

All or a portion of the security or cash pledged as collateral for open futures contracts. As of September 30, 2008 the value of collateral is as follows: JNL/Goldman Sachs Core Plus Bond Fund $3,034; JNL/Goldman Sachs Short Duration Bond Fund $20,096; JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund $195; JNL/Mellon Capital Management International Index Fund $919; JNL/Mellon Capital Management S&P 400 MidCap Index Fund $265; JNL/Mellon Capital Management S&P 500 Index Fund $1,179; JNL/Mellon Capital Management Small Cap Index Fund $520; JNL/PIMCO Real Return Fund $1,886; and JNL/PIMCO Total Return Bond Fund $2,942.

(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Treasury inflation indexed note - par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted securities note.
(t)

Illiquid security. At September 30, 2008, the aggregate value of illiquid securities and percentage of net assets is as follows: JNL/Capital Guardian Global Balanced Fund, $2,915- 1.3%; JNL/Capital Guardian International Small Cap Fund, $2,450 - 4.1%; JNL/Franklin Templeton Mutual Shares Fund, $2,792 - 0.9%; JNL/Goldman Sachs Core Plus Bond Fund, $6,728 - 1.1%; JNL/Goldman Sachs Short Duration Bond Fund, $3,976 - 1.3%; JNL/JPMorgan MidCap Growth Fund, $955 - 0.7%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $8,094 - 1.9%; JNL/Mellon Capital Management International Index Fund, $71 - 0.0%; JNL/PIMCO Total Return Bond Fund, $11,765 - 0.9%; JNL/PPM America High Yield Bond Fund, $835 - 0.4%; JNL/Select Money Market Fund, $9,000 - 0.8%; and JNL/T. Rowe Price Value Fund, $3,148- 0.6%.

(u)

Rule144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of September 30, 2008, the value of Rule 144A and Section 4(2) securities is as follows: JNL/Franklin Templeton Global Growth Fund $1,350; JNL/Franklin Templeton Income Fund $63,456; JNL/Goldman Sachs Core Plus Bond Fund $22,183; JNL/Goldman Sachs Short Duration Bond Fund $2,312; JNL/Lazard Emerging Markets Fund $3,453; JNL/Mellon Capital Management Bond Index Fund $357; JNL/Mellon Capital Management International Index Fund $416; JNL/PIMCO Real Return Fund $40,826; JNL/PIMCO Total Return Bond Fund $109,219; JNL/PPM America High Yield Bond Fund $27,170; and JNL/Select Balanced Fund $4,879.

(v) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

Currencies:
AUD - Australian Dollar	TRY - Turkish Lira
BRL - Brazilian Real	USD - United States Dollar
CAD - Canadian Dollar	ZAR - South African Rand
CHF - Swiss Franc
CNY - Chinese Yuan	Abbreviations:
CLP - Chilean Peso	"-" Amount rounds to less than one thousand.
COP - Colombian Peso	ADR - American Depository Receipt
DKK - Danish Krone	AMBAC - AMBAC Indemnity Corp.
EUR - European Currency Unit (Euro)	FSA - Financial Security Assurance Inc.
GBP - British Pound	GDR - Global Depository Receipt
HKD - Hong Kong Dollar	LIBOR - London Interbank Offered Rate
HUF- Hungarian Forint	NYS - New York Registered Shares
IDR - Indonesian Rupiah	SPDR - Standard & Poor's Depository Receipt
ILS - Israeli New Shekels	TBA - To Be Announced
INR - Indian Rupee	virt-x - a crossborder Recognised Investment Exchange
JPY - Japanese Yen	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
MXN - Mexican Peso	with a term of 1.75 to 2.25 years
MYR - Malaysian Ringgit	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
NOK - Norwegian Krone	a term of 4.5 to 5.5 years
NZD - New Zealand Dollar	Euro-Bund - debt instrument issued by the Federal Republic of Germany with
PHP - Philippine Peso	a term of 8.5 to 10 years
PLN - Polish Zloty	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
RUB - Russian Ruble	a term of 24 to 35 years
SEK - Swedish Krona
SGD - Singapore Dollar

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued on the basis of prices furnished by independent pricing services approved by the Trust's Board of Trustees (the "Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days and all securities in the JNL Select Money Market Fund are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, the debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded derivatives are valued at last sales price as of the close of business on the primary exchange. Non exchange traded derivatives are generally valued by approved independent pricing services approved by the Board. If the pricing services are unable to provide valuations, non exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Approved pricing services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management, LLC ("JNAM" or "Adviser") may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

The value of an investment for purposes of calculating a Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to the percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL DBT II Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended September 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or affiliates of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL DBT II Collateral Fund, which may be considered affiliated with the Funds. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the JNL/S&P Funds, excluding the JNL/S&P Retirement Strategy Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson National Life Insurance Co. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub adviser. Transactions (in thousands) for the period ended September 30, 2008 are shown below:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	09/30/2008
Bank of New York Mellon Corp.	$ 2,815	$ 188	$ 62	$ 42	$ 27	$ 1,961
Prudential plc	1,589	93	62	40	14	1,024

Federal Income Tax Matters - As of September 30, 2008, the cost of investments and net unrealized appreciation/(depreciation) (in thousands) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM International Growth Fund	$ 462,342	$ 5,064	$ (88,369)	$ (83,305)
JNL/AIM Large Cap Growth Fund	469,141	29,957	(36,512)	(6,555)
JNL/AIM Real Estate Fund	337,486	11,427	(43,566)	(32,139)
JNL/AIM Small Cap Growth Fund	71,929	6,372	(9,463)	(3,091)
JNL/Capital Guardian Global Balanced Fund	298,442	4,620	(40,618)	(35,998)
JNL/Capital Guardian Global Diversified Research Fund	299,851	2,767	(47,332)	(44,565)
JNL/Capital Guardian International Small Cap Fund	102,021	689	(28,394)	(27,705)
JNL/Capital Guardian U.S. Growth Equity Fund	366,547	8,100	(59,879)	(51,779)
JNL/Credit Suisse Global Natural Resources Fund	437,849	1,843	(131,181)	(129,338)
JNL/Credit Suisse Long/Short Fund	87,301	863	(10,020)	(9,157)
JNL/Eagle Core Equity Fund	69,190	2,279	(12,940)	(10,661)
JNL/Eagle SmallCap Equity Fund	306,630	24,471	(36,228)	(11,757)
JNL/Franklin Templeton Founding Strategy Fund	938,546	7	(212,485)	(212,478)
JNL/Franklin Templeton Global Growth Fund	396,283	3,220	(100,696)	(97,476)
JNL/Franklin Templeton Income Fund	756,218	5,512	(161,247)	(155,735)
JNL/Franklin Templeton Mutual Shares Fund	400,566	4,498	(84,161)	(79,663)
JNL/Franklin Templeton Small Cap Value Fund	174,510	9,642	(27,789)	(18,147)
JNL/Goldman Sachs Core Plus Bond Fund	724,742	2,206	(59,462)	(57,256)
JNL/Goldman Sachs Mid Cap Value Fund	237,964	3,267	(41,688)	(38,421)
JNL/Goldman Sachs Short Duration Bond Fund	361,495	2,427	(26,316)	(23,889)
JNL/JPMorgan International Value Fund	651,876	3,449	(130,032)	(126,583)
JNL/JPMorgan MidCap Growth Fund	172,512	2,887	(28,293)	(25,406)
JNL/JPMorgan U.S. Government & Quality Bond Fund	571,539	4,977	(12,132)	(7,155)
JNL/Lazard Emerging Markets Fund	434,820	4,419	(99,326)	(94,907)
JNL/Lazard Mid Cap Equity Fund	241,857	5,262	(40,936)	(35,674)
JNL/Lazard Small Cap Equity Fund	148,357	5,156	(16,919)	(11,763)
JNL/Mellon Capital Management 10 X 10 Fund	129,450	49	(22,121)	(22,072)
JNL/Mellon Capital Management Bond Index Fund	531,172	4,573	(14,744)	(10,171)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	69,181	3,284	(11,533)	(8,249)
JNL/Mellon Capital Management Index 5 Fund	65,593	45	(8,958)	(8,913)
JNL/Mellon Capital Management International Index Fund	587,536	45,194	(107,360)	(62,166)
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	534,607	39,196	(87,770)	(48,574)
JNL/Mellon Capital Management S&P 500
Stock Index Fund	606,310	84,818	(104,486)	(19,668)
JNL/Mellon Capital Management Small Cap Index Fund	466,931	45,310	(87,533)	(42,223)
JNL/Oppenheimer Global Growth Fund	299,184	19,410	(50,458)	(31,048)
JNL/PAM Asia ex-Japan Fund	19,879	117	(6,308)	(6,191)
JNL/PAM China-India Fund	30,332	286	(6,059)	(5,773)
JNL/PIMCO Real Return Fund	2,223,665	2,478	(73,441)	(70,963)
JNL/PIMCO Total Return Bond Fund	2,113,260	7,008	(109,827)	(102,819)
JNL/PPM America Core Equity Fund	176,166	2,454	(40,412)	(37,958)
JNL/PPM America High Yield Bond Fund	309,899	175	(54,292)	(54,117)
JNL/PPM America Mid Cap Fund	11,430	136	(1,869)	(1,733)
JNL/PPM America Small Cap Fund	12,199	204	(1,394)	(1,190)
JNL/PPM America Value Equity Fund	270,613	4,582	(65,982)	(61,310)

JNL/S&P Managed Conservative Fund	442,350	774	(34,897)	(34,123)
JNL/S&P Managed Moderate Fund	663,208	4,598	(71,416)	(66,818)
JNL/S&P Managed Moderate Growth Fund	1,336,574	14,210	(162,420)	(148,210)
JNL/S&P Managed Growth Fund	1,220,586	1,111	(170,052)	(168,941)
JNL/S&P Managed Aggressive Growth Fund	649,081	-	(109,863)	(109,863)
JNL/S&P Retirement Income Fund	48,657	214	(4,899)	(4,685)
JNL/S&P Retirement 2015 Fund	34,691	11	(4,274)	(4,263)
JNL/S&P Retirement 2020 Fund	14,515	43	(2,576)	(2,533)
JNL/S&P Retirement 2025 Fund	8,886	11	(1,639)	(1,628)
JNL/S&P Disciplined Moderate Fund	63,321	218	(7,902)	(7,684)
JNL/S&P Disciplined Moderate Growth Fund	81,466	205	(12,790)	(12,585)
JNL/S&P Disciplined Growth Fund	29,834	7	(4,763)	(4,756)
JNL/S&P Moderate Retirement Strategy Fund	4,717	16	(456)	(440)
JNL/S&P Moderate Growth Retirement Strategy Fund	3,826	36	(437)	(401)
JNL/S&P Growth Retirement Strategy Fund	4,121	46	(562)	(516)
JNL/S&P Competitive Advantage Fund	129,135	2,968	(12,036)	(9,068)
JNL/S&P Dividend Income & Growth Fund	115,475	2,586	(13,618)	(11,032)
JNL/S&P Intrinsic Value Fund	147,108	2,789	(18,197)	(15,408)
JNL/S&P Total Yield Fund	163,476	4,734	(13,555)	(8,821)
JNL/S&P 4 Fund	287,918	182	(24,182)	(24,000)
JNL/Select Balanced Fund	617,741	26,635	(53,287)	(26,652)
JNL/Select Money Market Fund	1,218,431	-	(1,769)	(1,769)
JNL/Select Value Fund	567,256	28,176	(64,568)	(36,392)
JNL/T. Rowe Price Established Growth Fund	993,051	53,318	(157,296)	(103,978)
JNL/T. Rowe Price Mid-Cap Growth Fund	756,505	82,816	(106,837)	(24,021)
JNL/T. Rowe Price Value Fund	694,036	50,013	(120,692)	(70,679)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as well as, Rule 144A securities that have not been deemed liquid. The following table includes restricted securities held by the Funds at September 30, 2008.

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	9/30/2008	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 299	0.1%
Charter Communications Operating LLC, 8.38%, 04/30/14	10/26/2005	195	177	0.1
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	158	155	0.1
Evergreen Energy Inc., 8.00%, 08/01/12	07/26/2007	60	26	-
Gaz Capital SA, 6.51%, 03/07/22	03/02/2007	385	288	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/11/2006	261	197	0.1
Michaels Stores Inc., 10.00%, 11/01/14	12/14/2007	122	78	-
Orascom Construction Industries - GDR	12/12/2007	839	499	0.2
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17)	10/19/2007	392	373	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	142	141	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	281	0.1
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	10/25/2007	200	181	0.1
UniCredito Luxemburg Finance, 6.00%, 10/31/17	12/18/2007	148	128	0.1
Univision Communications Inc., 9.75%, 03/15/15	03/02/2007	189	92	-
Total Illiquid Restricted Securities		$ 3,687	$ 2,915	1.3%

JNL/Capital Guardian International Small Cap Fund
Aricom Plc	12/06/2007	$ 2,807	$ 1,024	1.8%
CapitaRetail China Trust	12/06/2007	164	75	0.1
Gunns Ltd.	12/07/2007	1,720	692	1.2
Hypermarcas SA	04/18/2008	133	89	0.1
Olam International Ltd.	06/01/2005	601	486	0.8
Sprott Inc.	05/09/2008	131	84	0.1
Total Illiquid Restricted Securities		$ 5,556	$ 2,450	4.1%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 433	0.1%
Cerberus Capital Management LP	08/06/2007	888	433	0.1
Cerberus Capital Management LP	08/06/2007	444	216	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	380	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	380	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	390	190	0.1
Harrah's Investment LP	01/16/2008	39	12	-
Pontus I, 05/27/09	01/23/2008	240	169	0.1
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	290	222	0.1
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	145	111	-
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	262	246	0.1
Total Illiquid Restricted Securities		$ 5,146	$ 2,792	0.9%

JNL/Goldman Sachs Core Plus Bond Fund	10/11/2007	$ 2,058	$ 1,749	0.3%
CIT Mortgage Loan Trust REMIC, 4.21%, 05/25/09	10/11/2007	700	350	0.1
CIT Mortgage Loan Trust REMIC, 4.46%, 01/25/10	10/11/2007	1,280	480	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,291	1,306	0.2
Radnor Holdings Corp., 11.00%, 03/15/10	11/13/2003	126	-	-
Rainbow National Services LLC, 10.38%, 09/01/14	01/05/2005	86	82	-
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	397	-	-
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	836	0.1
Total Illiquid Restricted Securities		$ 7,163	$ 4,803	0.8%

JNL/Goldman Sachs Short Duration Bond Fund
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10)	06/02/2006	$ 1,669	$ 1,445	0.5%
CIT Mortgage Loan Trust REMIC, 4.21%, 05/25/09	10/11/2007	1,346	1,144	0.4
CIT Mortgage Loan Trust REMIC, 4.46%, 01/25/10	10/11/2007	430	215	0.1
CIT Mortgage Loan Trust REMIC, 4.66%, 09/25/24	10/11/2007	880	330	0.1
Total Illiquid Restricted Securities		$ 4,325	$ 3,134	1.1%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 955	0.7%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32	01/02/2007	$ 2,289	$ 2,372	0.5%
Commercial Mortgage Pass Through Certificates REMIC, 5.45%, 07/16/34	03/20/2003	4,225	4,024	1.0
CompuCredit Acquired Portfolio Voltage Master Trust, 2.66%, 09/15/18	09/18/2006	928	769	0.2
Countrywide Home Equity Loan Trust, 2.75%, 05/15/34	08/04/2006	1,040	415	0.1
IndyMac Seconds Asset Backed Trust REMIC, 3.34%, 06/25/36	05/22/2006	1,065	299	0.1
SACO I Inc. REMIC, 3.34%, 06/25/36	05/30/2006	978	215	-
Total Illiquid Restricted Securities		$ 10,525	$ 8,094	1.9%

JNL/Mellon Capital Management International Index Fund
Olam International Ltd.	06/01/2005	$ 97	$ 71	-%

JNL/PIMCO Real Return Bond Fund
Federal National Mortgage Association, 5.00%, 12/38, Put Option, Strike Price $72.00, Expiration 12/04/08	09/03/2008	$ 2	$ -	-%
US Treasury Inflation Index, 0.875%, 04/10, Put Option, Strike Price $93.00, Expiration 11/03/08	09/17/2008	2	-	-
US Treasury Inflation Index, 2.00%, 04/12, Put Option, Strike Price $98.50, Expiration 10/03/08	09/03/2008	7	-	-
US Treasury Inflation Index, 3.50%, 01/11, Put Option, Strike Price $102.50, Expiration 10/03/08	09/03/2008	4	-	-
Total Illiquid Restricted Securities		$ 15	$ -	-%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 5.05% (callable at 100 beginning 12/31/09)	11/10/2003	$ 4,427	$ 4,253	0.3%
MGM Mirage Inc., 6.37%, 10/03/11	05/01/2007	496	442	-
MGM Mirage Inc., 6.41%, 10/03/11	05/01/2007	496	442	-
MGM Mirage Inc., 6.43%, 10/03/11	04/23/2007	1,487	1,326	0.1
R.H. Donnelley Corp., Term Loan, 6.33%, 06/30/11	01/29/2008	33	29	-
R.H. Donnelley Corp., Term Loan, 6.59%, 06/30/11	01/29/2008	46	41	-
Federal National Mortgage Association, 5.00%, 03/39, Call Option, Strike Price $94.14, Expiration 02/16/09	08/22/2008	481	621	0.1
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/16/2008	114	90	-
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/02/2008	123	100	-
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/03/2008	741	603	0.1
Call Swaption, 3 month LIBOR versus 3.85% fixed, Expiration 08/03/09	04/30/2008	393	475	-
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	02/25/2008	1,448	669	0.1
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	02/25/2008	188	84	-
Call Swaption, 3 month LIBOR versus 3.50% fixed, Expiration 02/04/11	02/20/2008	861	636	0.1
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 02/04/11	03/13/2008	719	337	-
Call Swaption, 3 month LIBOR versus 3.60% fixed, Expiration 07/07/11	01/10/2008	111	118	-
Royal Bank of Scotland, 2.77%, 10/09/08	07/10/2008	1,499	1,499	0.1
Total Illiquid Restricted Securities		$13,663	$ 1,765	0.9%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 63	$ 18	-%
Axiohm Transaction Solutions Inc.	07/30/2001	127	-	-
Contifinancial Corp. Liquidating Trust	03/29/2007	-	2	-
Home Interior Gift Inc.	02/22/2006	174	4	-
Manitoba Telecom Services Inc.	06/10/2005	-	19	-
Mattress Discounters Corp.	07/11/2003	96	-	-
Newsday Secured	07/10/2008	800	791	0.4
VFB LLC	07/30/2003	54	1	-
Total Illiquid Restricted Securities		$ 1,314	$ 835	0.4%

JNL/Select Money Market Fund
MetLife Inc., 3.15%, 11/03/08	04/30/2008	$ 9,000	$ 9,000	0.8%

JNL/T. Rowe Price Value Fund
Merrill Lynch & Co. Inc.	08/07/2008	$ 3,000	$ 2,605	0.5%
Newmont Mining Corp., 1.63%, 07/15/17	07/13/2007	535	543	0.1
Total Illiquid Restricted Securities		$ 3,535	$ 3,148	0.6%

SFAS No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 "Fair Value measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's assets (in thousands) as of September 30, 2008 by level.

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM International Growth Fund	$ 131,879	$ 247,158	$ -	$ 379,037	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund	436,974	25,612	-	462,586	-	-	-	-
JNL/AIM Real Estate Fund	304,125	1,222	-	305,347	-	-	-	-
JNL/AIM Small Cap Growth Fund	68,838	-	-	68,838	-	-	-	-
JNL/Capital Guardian Global Balanced Fund	120,638	141,806	-	262,444	-	718	-	718
JNL/Capital Guardian Global Diversified Research Fund	144,870	110,416	-	255,286	-	-	-	-
JNL/Capital Guardian International Small Cap Fund	30,837	43,479	-	74,316	-	376	-	376
JNL/Capital Guardian U.S. Growth Equity Fund	314,369	399	-	314,768	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	132,501	176,010	-	308,511	-	-	-	-
JNL/Credit Suisse Long/Short Fund	78,144	-	-	78,144	-	-	-	-
JNL/Eagle Core Equity Fund	58,529	-	-	58,529	-	-	-	-
JNL/Eagle SmallCap Equity Fund	294,873	-	-	294,873	-	-	-	-
JNL/Franklin Templeton Founding Strategy Fund	726,068	-	-	726,068	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	163,994	134,813	-	298,807	-	-	-	-
JNL/Franklin Templeton Income Fund	304,850	294,646	987	600,483	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	210,483	107,568	2,852	320,903	-	4,918	-	4,918
JNL/Franklin Templeton Small Cap Value Fund	156,363	-	-	156,363	-	-	-	-
JNL/Goldman Sachs Core Plus Bond Fund	23,856	628,909	14,721	667,486	88	6,798	-	6,886
JNL/Goldman Sachs Mid Cap Value Fund	199,543	-	-	199,543	-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	36,667	299,250	1,689	337,606	1,119	418	-	1,537
JNL/JPMorgan International Value Fund	88,433	436,860	-	525,293	-	4,495	-	4,495
JNL/JPMorgan MidCap Growth Fund	146,152	954	-	147,106	-	-	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	191,966	371,234	1,184	564,384	-	-	-	-
JNL/Lazard Emerging Markets Fund	162,669	171,712	5,532	339,913	-	1	-	1
JNL/Lazard Mid Cap Equity Fund	206,183	-	-	206,183	-	-	-	-
JNL/Lazard Small Cap Equity Fund	136,594	-	-	136,594	-	-	-	-
JNL/Mellon Capital Management 10 X 10 Fund	107,378	-	-	107,378	-	-	-	-
JNL/Mellon Capital Management Bond Index Fund	123,239	397,762	-	521,001	-	-	-	-
JNL/Mellon Capital Management Enhanced S&P 500					-	-	-	-
Stock Index Fund	60,737	195	-	60,932	-	-	-	-
JNL/Mellon Capital Management Index 5 Fund	56,680	-	-	56,680	-	-	-	-
JNL/Mellon Capital Management International Index Fund	82,305	443,065	-	525,370	-	278	-	278
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	485,768	265	-	486,033	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	585,463	1,179	-	586,642	-	-	-	-
JNL/Mellon Capital Management Small Cap Index Fund	423,997	619	92	424,708	-	-	-	-
JNL/Oppenheimer Global Growth Fund	140,274	127,862	-	268,136	-	-	-	-
JNL/PAM Asia ex-Japan Fund	1,860	11,828	-	13,688	-	-	-	-
JNL/PAM China-India Fund	2,542	22,017	-	24,559	-	-	-	-

JNL/PIMCO Real Return Fund	65,880	2,082,397	4,425	2,152,702	1,041	9,369	5	10,415
JNL/PIMCO Total Return Bond Fund	88,071	1,913,059	9,311	2,010,441	8,514	9,697	59	18,270
JNL/PPM America Core Equity Fund	138,208	-	-	138,208	-	-	-	-
JNL/PPM America High Yield Bond Fund	43,420	212,185	177	255,782	-	-	-	-
JNL/PPM America Mid Cap Value Fund	9,697	-	-	9,697	-	-	-	-
JNL/PPM America Small Cap Value Fund	11,009	-	-	11,009	-	-	-	-
JNL/PPM America Value Equity Fund	209,303	-	-	209,303	-	-	-	-
JNL/S&P Managed Conservative Fund	408,227	-	-	408,227	-	-	-	-
JNL/S&P Managed Moderate Fund	596,390	-	-	596,390	-	-	-	-
JNL/S&P Managed Moderate Growth Fund	1,188,364	-	-	1,188,364	-	-	-	-
JNL/S&P Managed Growth Fund	1,051,645	-	-	1,051,645	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	539,218	-	-	539,218	-	-	-	-
JNL/S&P Retirement Income Fund	43,972	-	-	43,972	-	-	-	-
JNL/S&P Retirement 2015 Fund	30,428	-	-	30,428	-	-	-	-
JNL/S&P Retirement 2020 Fund	11,982	-	-	11,982	-	-	-	-
JNL/S&P Retirement 2025 Fund	7,258	-	-	7,258	-	-	-	-
JNL/S&P Disciplined Moderate Fund	55,637	-	-	55,637	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	68,881	-	-	68,881	-	-	-	-
JNL/S&P Disciplined Growth Fund	25,078	-	-	25,078	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	4,277	-	-	4,277	-	-	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	3,425	-	-	3,425	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	3,605	-	-	3,605	-	-	-	-
JNL/S&P Competitive Advantage Fund	120,067	-	-	120,067	-	-	-	-
JNL/S&P Dividend Income & Growth Fund	104,443	-	-	104,443	-	-	-	-
JNL/S&P Intrinsic Value Fund	131,700	-	-	131,700	-	-	-	-
JNL/S&P Total Yield Fund	154,655	-	-	154,655	-	-	-	-
JNL/S&P 4 Fund	263,918	-	-	263,918	-	-	-	-
JNL/Select Balanced Fund	402,934	187,939	216	591,089	-	-	-	-
JNL/Select Money Market Fund	93,971	1,122,691	-	1,216,662	-	-	-	-
JNL/Select Value Fund	530,864	-	-	530,864	-	-	-	-
JNL/T. Rowe Price Established Growth Fund	845,772	43,301	-	889,073	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	732,484	-	-	732,484	-	-	-	-
JNL/T. Rowe Price Value Fund	607,878	12,874	2,605	623,357	-	-	-	-

The following table summarizes the Fund's liabilities (in thousands) as of September 30, 2008 by level.

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund	$ -	$ -	$ -	$ -	$ -	$ (497)	$ -	$ (497)
JNL/Capital Guardian International Small Cap Fund	-	-	-	-	-	(142)	-	(142)
JNL/Credit Suisse Long/Short Fund	(12,256)	-	-	(12,256)	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	(589)	-	-	(589)	-	(1,042)	-	(1,042)
JNL/Goldman Sachs Core Plus Bond Fund	-	(17,708)	-	(17,708)	(965)	(6,119)	-	(7,084)
JNL/Goldman Sachs Short Duration Bond Fund	-	(31,192)	-	(31,192)	(282)	(239)	-	(521)
JNL/JPMorgan International Value Fund	-	-	-	-	-	(4,760)	-	(4,760)
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	-	-	-	-	(117)	-	-	(117)
JNL/Mellon Capital Management International Index Fund	-	-	-	-	(663)	(329)	-	(992)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	-	-	-	-	(40)	-	-	(40)
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	-	(404)	-	-	(404)
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	-	(489)	-	-	(489)
JNL/PIMCO Real Return Fund	-	(354,385)	-	(354,385)	(1,169)	(9,576)	(743)	(11,488)
JNL/PIMCO Total Return Bond Fund	-	(112,422)	-	(112,422)	(498)	(18,996)	(390)	(19,884)

The following table is a reconciliation of level 3 securities (in thousands) for which significant unobservable inputs were used to determine fair value:

			Change In		Transfers In
	Balance At		Unrealized	Net	/(Out) of	Balance At
	Beginning of	Realized	Appreciation/	Purchases/	Level 3 During	End of
	Period	Gain/(Loss)	(Depreciation)	(Sales)	The Period***	Period
JNL/Capital Guardian Global Balanced Fund	$ 53	$ (4)	$ 12	$ (61)	$ -	$ -
JNL/Franklin Templeton Income Fund	9,808	(367)	394	(3,170)	(5,678)	987
JNL/Franklin Templeton Mutual Shares Fund	3,594	407	(1,762)	613	-	2,852
JNL/Goldman Sachs Core Plus Bond Fund	52,180	1	(4,055)	(572)	(32,833)	14,721
JNL/Goldman Sachs Short Duration Bond Fund	30,423	(983)	(740)	(3,431)	(23,580)	1,689
JNL/JPMorgan MidCap Growth Fund	1,596	-	-	-	(1,596)	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,095	-	(621)	(290)	-	1,184
JNL/Lazard Emerging Markets Fund	2,747	(4,933)	(1,162)	(3,761)	12,641	5,532
JNL/Mellon Capital Management Small Cap Index Fund	-	-	11	81	-	92
JNL/PIMCO Real Return Fund
Investments in Securities	5,204	10	19	2,893	(3,701)	4,425
Investments in Derivatives*	(610)	(239)	91	-**	20	(738)
JNL/PIMCO Total Return Bond Fund
Investments in Securities	10,820	31	142	2,358	(4,040)	9,311
Investments in Derivatives*	(351)	-	64	-**	(44)	(331)
JNL/PPM America High Yield Bond Fund	409	4	(20)	(216)	-	177
JNL/Select Balanced Fund	-	-	(46)	-	262	216
JNL/T. Rowe Price Value Fund	-	-	(395)	3,000	-	2,605

* Investments in derivatives include forward foreign currency contracts, futures contracts, floor options, options written, and swap agreements. All derivatives, except for floor options and options written are valued at the unrealized appreciation/(depreciation) on the instrument. Written floor options and options are valued at fair value.

** Net purchases/(sales) of derivatives for the JNL/PIMCO Real Return Fund totaled $219 and for the JNL/PIMCO Total Return Bond Fund totaled $683.
*** For transfers in/(out) of derivatives, positive amounts represent depreciated investments out of Level 3 and negative amounts represent appreciated investments out of Level 3.

Schedule of Written Options (in thousands except contracts):

	Expiration Date	Exercise Price	Contracts		Value

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200		$ (50)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200		(116)
U.S. 10-Year Treasury Note Future Call Option	11/21/2008	118	240		(195)
U.S. 10-Year Treasury Note Future Call Option	11/21/2008	119	7		(4)
U.S. 10-Year Treasury Note Future Put Option	11/21/2008	113	251		(322)
U.S. 20-Year Treasury Bond Future Call Option	11/21/2008	120	21		(33)
U.S. 20-Year Treasury Bond Future Call Option	11/21/2008	121	29		(37)
U.S. 20-Year Treasury Bond Future Put Option	11/21/2008	111	21		(15)
			969		$ (772)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.15% fixed	08/03/2009	N/A	49		$ (108)
Call Swaption, 3 month LIBOR versus 4.20% fixed	07/02/2009	N/A	500		(115)
Call Swaption, 3 month LIBOR versus 4.25% fixed	02/02/2009	N/A	222		(445)
Call Swaption, 3 month LIBOR versus 4.30% fixed	02/02/2009	N/A	206		(451)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	539		(1,016)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	68		(128)
Call Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	228		(668)
Call Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	34		(100)
Call Swaption, 3 month LIBOR versus 4.55% fixed	08/03/2009	N/A	124		(421)
Call Swaption, 3 month LIBOR versus 4.60% fixed	02/02/2009	N/A	104		(326)
Floor option with JPMorgan Chase & Co. *	12/24/2008	75 basis points **	2,600,000	EUR	(7)
U.S. 10-Year Treasury Note Future Call Option	11/21/2008	119	116		(71)
U.S. 10-Year Treasury Note Future Put Option	11/21/2008	113	116		(149)
			2,602,306		$ (4,005)

* Floor option fair valued in good faith in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157

** JNL/PIMCO Total Return Bond Fund is obligated to pay upon exercise of the option if the spread between the 2 and 10 year constant maturity swap rates decreases below the exercise spread.
CNY - Chinese Yuan

Summary of Written Options (in thousands except contracts):

	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2007	2,612	$ 27
Options written during the period	-	-
Options closed during the period	(12)	(8)
Options exercised during the period	-	-
Options expired during the period	(2,600)	(19)
Options outstanding at September 30, 2008	-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2007	2,808	$ 1,284
Options written during the period	3,336	2,939
Options closed during the period	(1,370)	(810)
Options exercised during the period	(432)	(366)
Options expired during the period	(3,373)	(2,572)
Options outstanding at September 30, 2008	969	$ 475

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2007	2,370	$ 2,439
Options written during the period	2,605,001	7,311
Options closed during the period	(2,444)	(2,469)
Options exercised during the period	-	-
Options expired during the period	(2,621)	(2,563)
Options outstanding at September 30, 2008	2,602,306	$ 4,718

Schedule of Open Futures Contracts (in thousands except contracts):

		Unrealized
	Contracts	Appreciation/
	Long/(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
30-Day Fed Fund Future
Expiration November 2008	9	$ 9
Euro-Bobl Future
Expiration December 2008	(4)	(5)
Euro-Bund Future
Expiration December 2008	13	14
Euro-Buxl Future 30-Year,
Expiration December 2008	58	(14)
Euro-Schatz Future
Expiration December 2008	(40)	(49)
U.K. Long Gilt Future
Expiration December 2008	16	7
U.S. Treasury Bond Future 20-Year,
Expiration December 2008	(3)	2
U.S. Treasury Note Future 2-Year,
Expiration December 2008	141	56
U.S. Treasury Note Future 5-Year,
Expiration December 2008	555	(603)
U.S. Treasury Note Future 10-Year,
Expiration December 2008	344	(294)
		$ (877)

JNL/Goldman Sachs Short Duration Bond Fund
30-Day Fed Fund Future
Expiration November 2008	82	$ 121
90-Day Eurodollar Future
90-Day Eurodollar Future	38	(83)
Expiration September 2009
U.S. Treasury Bond Future 20-Year, 6.00%	(72)	(20)
Expiration December 2008
CNY - Chinese Yuan	(64)	18
U.S. Treasury Note Future 2-Year, 6.00%
Expiration December 2008	689	980
U.S. Treasury Note Future 5-Year, 6.00%
Expiration December 2008	264	(144)
U.S. Treasury Note Future 10-Year, 6.00%
Expiration December 2008	61	(35)
		$ 837

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Index Future
Expiration December 2008	39	$ (117)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration December 2008
FTSE 100 Index Future	104	$ (257)
Expiration December 2008
Topix Index Future	33	(182)
Expiration December 2008
	26	(224)
		$ (663)

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future
Expiration December 2008	92	$ (40)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future
Expiration December 2008	252	$ (404)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration December 2008	88	$ (489)

		Unrealized
	Contracts	Appreciation/
	Long/(Short)	(Depreciation)
JNL/PIMCO Real Return Fund
90-Day British Pound Sterling Future
Expiration December 2008	18	$ (44)
90-Day British Pound Sterling Future
Expiration March 2009	28	(7)
90-Day British Pound Sterling Future
Expiration June 2009	95	145
90-Day British Pound Sterling Future
Expiration September 2009	9	(1)
90-Day British Pound Sterling Future
Expiration December 2009	9	(3)
90-Day Eurodollar Future
Expiration December 2008	468	(322)
90-Day Eurodollar Future
Expiration March 2009	100	4
90-Day Eurodollar Future
Expiration June 2009	271	195
90-Day Eurodollar Future
Expiration September 2009	272	360
90-Day Eurodollar Future
Expiration December 2009	176	134
90-Day Eurodollar Future
Expiration March 2010	176	138
3-Month Euro Euribor Future
Expiration March 2009	60	(39)
3-Month Euro Euribor Future
Expiration June 2009	163	(94)
3-Month Euro Euribor Future
Expiration September 2009	98	30
3-Month Euro Euribor Future
Expiration December 2009	50	21
Euro Bund Future
Expiration December 2008	(85)	(53)
U.S. Treasury Note Future 2-Year, 6.00%
Expiration December 2008	9	6
U.S. Treasury Note Future 5-Year, 6.00%
Expiration December 2008	(13)	8
		$ 478

JNL/PIMCO Total Return Bond Fund
90-Day British Pound Sterling Future
Expiration December 2008	201	$ (244)
90-Day British Pound Sterling Future
Expiration March 2009	366	751
90-Day British Pound Sterling Future
Expiration June 2009	235	553
90-Day British Pound Sterling Future
Expiration December 2009	19	(1)
90-Day Eurodollar Future
Expiration December 2008	2,886	4,109
90-Day Eurodollar Future
Expiration March 2009	1,441	1,815
90-Day Eurodollar Future
Expiration June 2009	898	463
90-Day Eurodollar Future
Expiration September 2009	496	217
90-Day Eurodollar Future
Expiration December 2009	389	29
90-Day Eurodollar Future
Expiration March 2010	293	79
90-Day Eurodollar Future
Expiration June 2010	14	4
90-Day Eurodollar Future
Expiration September 2010	14	4
3-Month Euro Euribor Future
Expiration December 2008	107	88
3-Month Euro Euribor Future
Expiration March 2009	72	233
3-Month Euro Euribor Future
Expiration June 2009	43	169
U.S. Treasury Note Future 10-Year, 6.00%
Expiration December 2008	29	(34)
		$ 8,235

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Capital Guardian Global Balanced Fund
AUD/EUR	10/20/2008	(300)	EUR	$ (423)	$ 5
AUD/USD	10/20/2008	541	AUD	427	(1)
BRL/USD	12/11/2008	165	BRL	86	(3)
CAD/EUR	10/03/2008	(143)	EUR	(201)	8
CAD/USD	10/03/2008	216	CAD	203	(6)
CAD/USD	11/05/2008	707	CAD	666	3
CAD/USD	11/05/2008	1,986	CAD	1,870	6
CAD/USD	11/05/2008	64	CAD	60	-
CHF/USD	10/27/2008	414	CHF	370	(5)
COP/USD	11/18/2008	175,099	COP	80	(4)
EUR/CAD	10/03/2008	(216)	CAD	(203)	10
EUR/CAD	10/24/2008	(1,825)	CAD	(1,718)	52
EUR/GBP	10/15/2008	(300)	GBP	(534)	(9)
EUR/GBP	10/22/2008	(575)	GBP	(1,024)	17
EUR/GBP	10/29/2008	(800)	GBP	(1,425)	41
EUR/JPY	11/28/2008	(83,013)	JPY	(787)	(24)
EUR/JPY	12/17/2008	(149,155)	JPY	(1,419)	10
EUR/USD	10/03/2008	136	EUR	191	(22)
EUR/USD	10/03/2008	7	EUR	10	-
EUR/USD	10/15/2008	377	EUR	531	6
EUR/USD	10/22/2008	727	EUR	1,026	(15)
EUR/USD	10/24/2008	1,193	EUR	1,683	(86)
EUR/USD	10/29/2008	999	EUR	1,410	(55)
EUR/USD	11/13/2008	643	EUR	907	(19)
EUR/USD	11/28/2008	520	EUR	734	(29)
EUR/USD	11/28/2008	33	EUR	46	-
EUR/USD	12/17/2008	916	EUR	1,293	(136)
JPY/EUR	11/28/2008	(553)	EUR	(781)	(6)
JPY/EUR	12/17/2008	(176)	EUR	(248)	(2)
JPY/USD	10/17/2008	95,771	JPY	903	-
JPY/USD	10/17/2008	36,865	JPY	348	4
JPY/USD	10/20/2008	262,284	JPY	2,474	74
JPY/USD	10/29/2008	273,425	JPY	2,584	84
JPY/USD	11/19/2008	101,247	JPY	959	5
JPY/USD	11/19/2008	99,968	JPY	947	5
JPY/USD	11/28/2008	83,013	JPY	787	12
JPY/USD	12/04/2008	149,997	JPY	1,424	20
JPY/USD	12/04/2008	149,997	JPY	1,424	20
JPY/USD	12/17/2008	26,295	JPY	250	4
MXN/USD	11/24/2008	610	MXN	55	(2)
MYR/USD	10/14/2008	375	MYR	109	-
USD/BRL	12/11/2008	(165)	BRL	(86)	4
USD/CAD	11/05/2008	(707)	CAD	(666)	16
USD/CAD	11/05/2008	(1,986)	CAD	(1,870)	32
USD/CAD	11/05/2008	(64)	CAD	(60)	-
USD/CHF	10/27/2008	(2,354)	CHF	(2,101)	169
USD/COP	11/18/2008	(175,099)	COP	(80)	13
USD/EUR	10/08/2008	(250)	EUR	(352)	5
USD/EUR	11/13/2008	(643)	EUR	(907)	40
USD/JPY	10/17/2008	(36,865)	JPY	(348)	8
USD/JPY	10/17/2008	(95,771)	JPY	(903)	15
USD/JPY	11/19/2008	(101,247)	JPY	(959)	(38)
USD/JPY	11/19/2008	(99,968)	JPY	(947)	(34)
USD/JPY	12/04/2008	(149,997)	JPY	(1,424)	26
USD/MXN	11/24/2008	(610)	MXN	(55)	4
USD/MYR	10/14/2008	(375)	MYR	(109)	(1)
				$ 4,227	$ 221

JNL/Capital Guardian International Small Cap Fund
CAD/USD	11/05/2008	459	CAD	$ 433	$ 2
CAD/USD	11/05/2008	1,290	CAD	1,215	4
EUR/CAD	10/24/2008	(1,735)	CAD	(1,633)	49
EUR/USD	10/24/2008	1,134	EUR	1,600	(82)
EUR/USD	11/13/2008	411	EUR	581	(12)
GBP/USD	01/07/2009	700	GBP	1,248	9
JPY/USD	11/19/2008	67,168	JPY	636	4
JPY/USD	11/19/2008	66,134	JPY	627	4
USD/CAD	11/05/2008	(1,290)	CAD	(1,215)	21
USD/EUR	11/13/2008	(411)	EUR	(581)	25
USD/GBP	01/07/2009	(700)	GBP	(1,248)	129
USD/GBP	01/07/2009	(700)	GBP	(1,248)	129
USD/JPY	11/19/2008	(67,168)	JPY	(636)	(25)
USD/JPY	11/19/2008	(66,134)	JPY	(627)	(23)
				$ (848)	$ 234

JNL/Franklin Templeton Mutual Shares Fund
CAD/USD	10/27/2008	230	CAD	$ 217	$ (9)
CAD/USD	10/27/2008	235	CAD	221	(9)
CAD/USD	10/27/2008	100	CAD	94	(5)
CAD/USD	10/27/2008	100	CAD	94	(5)
CAD/USD	10/27/2008	60	CAD	56	1
CAD/USD	10/27/2008	113	CAD	106	(2)
DKK/USD	10/23/2008	2,200	DKK	416	(41)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)
EUR/USD	11/13/2008	3,000	EUR	4,236	(503)
EUR/USD	11/13/2008	457	EUR	645	(20)
NOK/USD	11/19/2008	2,100	NOK	357	(51)
NOK/USD	11/19/2008	634	NOK	108	(16)
NOK/USD	11/19/2008	800	NOK	136	(17)
NOK/USD	11/19/2008	1,664	NOK	283	(12)
USD/CAD	10/27/2008	(1,307)	CAD	(1,230)	48
USD/CAD	10/27/2008	(170)	CAD	(160)	9
USD/CAD	10/27/2008	(367)	CAD	(346)	20
USD/CHF	02/09/2009	(110)	CHF	(98)	5
USD/CHF	02/09/2009	(5,355)	CHF	(4,811)	282
USD/CHF	02/09/2009	(340)	CHF	(305)	2
USD/DKK	10/23/2008	(17,464)	DKK	(3,304)	299
USD/DKK	10/23/2008	(2,800)	DKK	(530)	15
USD/DKK	01/23/2009	(1,200)	DKK	(227)	10
USD/EUR	11/13/2008	(29,841)	EUR	(42,133)	3,464
USD/GBP	01/12/2009	(8,652)	GBP	(15,413)	(352)
USD/JPY	11/19/2008	(168,370)	JPY	(1,595)	17
USD/NOK	11/19/2008	(25,725)	NOK	(4,368)	607
USD/NOK	11/19/2008	(500)	NOK	(85)	13
USD/NOK	11/19/2008	(1,500)	NOK	(255)	40
USD/NOK	11/19/2008	(3,000)	NOK	(509)	32
USD/SEK	03/16/2009	(595)	SEK	(86)	2
USD/SEK	03/16/2009	(15,018)	SEK	(2,168)	38
USD/SGD	03/24/2009	(1,332)	SGD	(935)	14
				$ (71,589)	$ 3,876

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	12/17/2008	5,325	AUD	$ 4,190	$ (147)
AUD/USD	12/17/2008	4,695	AUD	3,694	(228)
CAD/USD	10/02/2008	8,209	CAD	7,714	(34)
CAD/USD	12/17/2008	8,209	CAD	7,737	(185)
CHF/USD	10/03/2008	4,504	CHF	4,007	(64)
CHF/USD	12/17/2008	4,251	CHF	3,812	50
EUR/USD	12/17/2008	2,885	EUR	4,072	(5)
EUR/USD	12/17/2008	2,926	EUR	4,130	24
EUR/USD	12/17/2008	5,335	EUR	7,531	(312)
GBP/USD	12/17/2008	2,350	GBP	4,187	81
JPY/USD	12/17/2008	410,261	JPY	3,903	(19)
MXN/USD	10/17/2008	25,431	MXN	2,321	(89)
MXN/USD	10/17/2008	15,263	MXN	1,393	(63)
NOK/USD	12/17/2008	23,114	NOK	3,918	(163)
NOK/USD	12/17/2008	21,294	NOK	3,609	(136)
SEK/USD	12/17/2008	25,532	SEK	3,693	(219)
USD/BRL	11/04/2008	(9,968)	BRL	(5,209)	942
USD/BRL	11/04/2008	(9,968)	BRL	(5,209)	985
USD/CAD	10/02/2008	(8,209)	CAD	(7,714)	199
USD/CAD	12/17/2008	(4,344)	CAD	(4,094)	(17)
USD/CAD	12/17/2008	(4,062)	CAD	(3,828)	94
USD/EUR	10/03/2008	(2,824)	EUR	(3,976)	95
USD/EUR	10/31/2008	(1,136)	EUR	(1,604)	60
USD/EUR	10/31/2008	(460)	EUR	(649)	24
USD/EUR	12/17/2008	(3,139)	EUR	(4,432)	28
USD/EUR	12/17/2008	(2,616)	EUR	(3,694)	9
USD/EUR	12/17/2008	(5,552)	EUR	(7,839)	7
USD/GBP	11/21/2008	(355)	GBP	(632)	23
USD/GBP	12/17/2008	(4,056)	GBP	(7,227)	(82)
USD/HUF	10/16/2008	(291,857)	HUF	(1,695)	124
USD/JPY	11/06/2008	(4,914)	JPY	(46)	-
USD/JPY	12/17/2008	(441,123)	JPY	(4,196)	(119)
USD/MXN	10/17/2008	(11,836)	MXN	(1,080)	85
USD/MXN	10/17/2008	(4,790)	MXN	(437)	35
USD/MXN	10/17/2008	(19,462)	MXN	(1,776)	133
USD/NZD	12/17/2008	(5,432)	NZD	(3,598)	22
USD/SEK	12/17/2008	(25,088)	SEK	(3,629)	88
USD/SEK	12/17/2008	(27,784)	SEK	(4,019)	87
				$ (6,672)	$ 1,313

JNL/JPMorgan International Value Fund
AUD/USD	11/26/2008	32,657	AUD	$ 25,725	$ (2,337)
AUD/USD	11/26/2008	4,891	AUD	3,853	(221)
CHF/USD	11/26/2008	2,751	CHF	2,462	(82)
EUR/USD	11/26/2008	2,646	EUR	3,736	4
EUR/USD	11/26/2008	2,949	EUR	4,164	35
EUR/USD	11/26/2008	6,217	EUR	8,777	(238)
EUR/USD	11/26/2008	2,859	EUR	4,036	(131)
GBP/USD	11/26/2008	2,841	GBP	5,061	67
GBP/USD	11/26/2008	1,558	GBP	2,776	6
GBP/USD	11/26/2008	2,274	GBP	4,050	(124)
GBP/USD	11/26/2008	1,644	GBP	2,928	(43)
HKD/USD	11/26/2008	36,452	HKD	4,699	23
JPY/USD	11/26/2008	2,058,970	JPY	19,523	703
JPY/USD	11/26/2008	418,426	JPY	3,968	96

JNL/JPMorgan International Value Fund (continued)
JPY/USD	11/26/2008	570,487	JPY	$ 5,409	$ (63)
NOK/USD	11/26/2008	29,957	NOK	5,084	(410)
SEK/USD	11/26/2008	77,502	SEK	11,211	(871)
SGD/CHF	11/26/2008	(2,952)	CHF	(2,642)	63
SGD/USD	11/26/2008	4,562	SGD	3,183	(54)
SGD/USD	11/26/2008	3,864	SGD	2,696	(9)
USD/AUD	11/26/2008	(2,691)	AUD	(2,119)	174
USD/AUD	11/26/2008	(2,562)	AUD	(2,018)	133
USD/CHF	11/26/2008	(1,215)	CHF	(1,088)	19
USD/CHF	11/26/2008	(5,869)	CHF	(5,253)	(59)
USD/CHF	11/26/2008	(8,452)	CHF	(7,565)	202
USD/CHF	11/26/2008	(5,495)	CHF	(4,918)	147
USD/CHF	11/26/2008	(2,717)	CHF	(2,432)	81
USD/EUR	11/26/2008	(31,805)	EUR	(44,901)	1,719
USD/EUR	11/26/2008	(1,928)	EUR	(2,722)	67
USD/EUR	11/26/2008	(2,082)	EUR	(2,940)	11
USD/EUR	11/26/2008	(1,159)	EUR	(1,636)	60
USD/EUR	11/26/2008	(2,532)	EUR	(3,574)	126
USD/GBP	11/26/2008	(8,704)	GBP	(15,504)	548
USD/GBP	11/26/2008	(983)	GBP	(1,751)	(34)
USD/JPY	11/26/2008	(451,024)	JPY	(4,277)	(84)
USD/JPY	11/26/2008	(280,740)	JPY	(2,662)	47
USD/NOK	11/26/2008	(11,763)	NOK	(1,996)	153
USD/SGD	11/26/2008	(1,568)	SGD	(1,094)	11
				$ 12,249	$ (265)

JNL/Lazard Emerging Markets Fund
USD/TRY	10/03/2008	(58)	TRY	$ (45)	$ 1

JNL/Mellon Capital Management International Index Fund
EUR/USD	12/17/2008	2,457	EUR	$ 3,468	$ 65
EUR/USD	12/17/2008	2,035	EUR	2,872	(27)
EUR/USD	12/17/2008	164	EUR	231	-
EUR/USD	12/17/2008	157	EUR	222	-
EUR/USD	12/17/2008	1,514	EUR	2,137	(1)
EUR/USD	12/17/2008	2,439	EUR	3,443	(93)
EUR/USD	12/17/2008	33	EUR	46	(2)
EUR/USD	12/17/2008	169	EUR	238	(11)
EUR/USD	12/17/2008	257	EUR	362	(16)
GBP/USD	12/17/2008	1,126	GBP	2,007	49
GBP/USD	12/17/2008	988	GBP	1,761	(13)
GBP/USD	12/17/2008	54	GBP	97	-
GBP/USD	12/17/2008	52	GBP	93	1
GBP/USD	12/17/2008	803	GBP	1,431	(1)
GBP/USD	12/17/2008	89	GBP	159	(6)
GBP/USD	12/17/2008	1,249	GBP	2,226	(58)
GBP/USD	12/17/2008	106	GBP	188	(7)
JPY/USD	12/17/2008	221,601	JPY	2,108	17
JPY/USD	12/17/2008	188,351	JPY	1,792	(27)
JPY/USD	12/17/2008	23,440	JPY	223	(4)
JPY/USD	12/17/2008	115,784	JPY	1,101	(10)
JPY/USD	12/17/2008	27,316	JPY	260	-
JPY/USD	12/17/2008	204,828	JPY	1,948	13
JPY/USD	12/17/2008	11,610	JPY	110	(1)
USD/EUR	12/17/2008	(65)	EUR	(92)	(2)
USD/EUR	12/17/2008	(1,803)	EUR	(2,545)	(11)
USD/EUR	12/17/2008	(1,881)	EUR	(2,656)	7
USD/EUR	12/17/2008	(423)	EUR	(597)	13
USD/EUR	12/17/2008	(602)	EUR	(850)	14
USD/EUR	12/17/2008	(316)	EUR	(446)	19
USD/EUR	12/17/2008	(157)	EUR	(222)	9

USD/EUR	12/17/2008	(65)	EUR	(91)	3
USD/EUR	12/17/2008	(478)	EUR	(674)	13
USD/GBP	12/17/2008	(905)	GBP	(1,612)	(13)
USD/GBP	12/17/2008	(902)	GBP	(1,607)	(1)
USD/GBP	12/17/2008	(247)	GBP	(441)	8
USD/GBP	12/17/2008	(295)	GBP	(526)	9
USD/GBP	12/17/2008	(156)	GBP	(277)	11
USD/GBP	12/17/2008	(51)	GBP	(92)	4
USD/GBP	12/17/2008	(53)	GBP	(94)	3
USD/GBP	12/17/2008	(257)	GBP	(459)	6
USD/JPY	12/17/2008	(149,955)	JPY	(1,426)	(18)
USD/JPY	12/17/2008	(155,680)	JPY	(1,481)	8
USD/JPY	12/17/2008	(33,585)	JPY	(319)	4
USD/JPY	12/17/2008	(43,440)	JPY	(413)	(7)
USD/JPY	12/17/2008	(23,220)	JPY	(221)	-
USD/JPY	12/17/2008	(23,400)	JPY	(223)	-
USD/JPY	12/17/2008	(34,710)	JPY	(330)	2
				$ 10,829	$ (51)

JNL/PIMCO Real Return Fund
BRL/USD	12/02/2008	3,263	BRL	$ 1,696	$ (60)
BRL/USD	12/02/2008	15,342	BRL	7,973	(992)
CNY/USD	12/09/2008	13,618	CNY	1,975	(13)
CNY/USD	07/15/2009	2,817	CNY	407	(32)
CNY/USD	07/15/2009	3,005	CNY	434	(32)
CNY/USD	07/15/2009	5,749	CNY	830	(60)
CNY/USD	07/15/2009	9,076	CNY	1,310	(80)
CNY/USD	09/08/2009	11,667	CNY	1,684	(46)
CNY/USD	09/08/2009	12,290	CNY	1,774	(46)
EUR/USD	10/03/2008	3,061	EUR	4,310	(210)
EUR/USD	10/03/2008	1,577	EUR	2,220	(93)
EUR/USD	10/03/2008	1,021	EUR	1,437	(62)
EUR/USD	10/03/2008	425	EUR	598	(23)
GBP/USD	10/03/2008	882	GBP	1,568	(32)
GBP/USD	10/03/2008	1,304	GBP	2,319	(103)
GBP/USD	10/03/2008	355	GBP	631	(28)
GBP/USD	10/03/2008	1,356	GBP	2,411	(108)
GBP/USD	10/03/2008	1,623	GBP	2,885	(127)
GBP/USD	10/03/2008	435	GBP	773	(25)
GBP/USD	10/03/2008	344	GBP	611	(20)
JPY/USD	10/20/2008	101,659	JPY	959	19
MXN/USD	11/19/2008	9,580	MXN	871	(32)
MXN/USD	05/19/2009	1,327	MXN	119	(3)
MYR/USD	11/12/2008	4,943	MYR	1,444	(96)
MYR/USD	02/12/2009	6,079	MYR	1,786	(116)
PHP/USD	11/12/2008	35,000	PHP	745	(48)
PHP/USD	11/12/2008	34,700	PHP	739	(41)
PHP/USD	02/06/2009	2,000	PHP	43	(2)
PHP/USD	02/06/2009	2,200	PHP	47	(2)
PHP/USD	02/06/2009	2,200	PHP	47	(2)
PHP/USD	02/06/2009	7,410	PHP	158	(8)
PHP/USD	02/06/2009	3,000	PHP	64	(4)
PHP/USD	02/06/2009	3,000	PHP	64	(4)
PHP/USD	02/06/2009	3,900	PHP	83	(5)
PHP/USD	02/06/2009	4,900	PHP	104	(6)
PHP/USD	02/06/2009	2,000	PHP	43	(2)
PHP/USD	02/06/2009	3,900	PHP	83	(4)
PHP/USD	02/06/2009	2,000	PHP	43	(2)
PHP/USD	02/06/2009	2,000	PHP	43	(2)
PHP/USD	02/06/2009	3,900	PHP	83	(3)
PHP/USD	02/06/2009	2,000	PHP	43	(2)
PHP/USD	02/06/2009	1,900	PHP	40	(2)
PHP/USD	02/06/2009	1,900	PHP	40	(1)
PHP/USD	02/06/2009	3,775	PHP	80	(2)
PHP/USD	12/24/2010	2,000	PHP	43	(2)
PLN/USD	05/06/2009	2,946	PLN	1,216	(90)
RUB/USD	11/19/2008	11,784	RUB	456	(19)
RUB/USD	11/19/2008	27,996	RUB	1,084	(49)
RUB/USD	11/19/2008	11,956	RUB	463	(25)
RUB/USD	05/06/2009	13,269	RUB	507	(38)
SGD/USD	11/21/2008	35	SGD	24	(1)
SGD/USD	11/21/2008	36	SGD	25	(1)
SGD/USD	11/21/2008	897	SGD	626	(34)
SGD/USD	11/21/2008	897	SGD	626	(34)
SGD/USD	11/21/2008	887	SGD	619	(29)
SGD/USD	11/21/2008	957	SGD	668	(32)
USD/BRL	12/02/2008	(649)	BRL	(337)	25
USD/BRL	12/02/2008	(788)	BRL	(409)	28
USD/BRL	12/02/2008	(1,331)	BRL	(691)	54
USD/BRL	12/02/2008	(381)	BRL	(198)	10
USD/BRL	12/02/2008	(886)	BRL	(461)	25

USD/BRL	12/02/2008	(1,128)	BRL	(586)	32
USD/BRL	12/02/2008	(1,271)	BRL	(660)	37
USD/BRL	12/02/2008	(25)	BRL	(13)	2
USD/BRL	12/02/2008	(1,752)	BRL	(910)	110
USD/EUR	10/03/2008	(7,057)	EUR	(9,936)	394
USD/GBP	11/03/2008	(6,892)	GBP	(12,277)	243
USD/JPY	10/03/2008	(122,656)	JPY	(1,153)	7
USD/MXN	11/19/2008	(8,253)	MXN	(750)	50
USD/MXN	11/19/2008	(1,327)	MXN	(121)	4
USD/MYR	11/02/2008	(11,026)	MYR	(3,218)	(36)
USD/PHP	11/12/2008	(127,546)	PHP	(2,715)	(31)
USD/PHP	12/24/2010	(2,000)	PHP	(43)	(1)
USD/RUB	11/19/2008	(653)	RUB	(25)	1
USD/RUB	11/19/2008	(64,402)	RUB	(2,495)	68
				$ 14,976	$ (1,894)

JNL/PIMCO Total Return Bond Fund
AUD/USD	10/16/2008	299	AUD	$ 236	$ (21)
AUD/USD	10/30/2008	616	AUD	486	(26)
BRL/USD	12/02/2008	56,282	BRL	29,247	(320)
CLP/USD	12/10/2008	147,980	CLP	267	(38)
CNY/USD	11/13/2008	3,499	CNY	508	(7)
CNY/USD	11/13/2008	2,208	CNY	321	(4)
CNY/USD	11/13/2008	3,135	CNY	455	(6)
CNY/USD	11/13/2008	1,779	CNY	258	(4)
CNY/USD	11/13/2008	4,667	CNY	678	(9)
CNY/USD	11/13/2008	1,651	CNY	240	(3)
CNY/USD	11/13/2008	2,048	CNY	297	(5)
CNY/USD	11/13/2008	1,650	CNY	240	(3)
CNY/USD	11/13/2008	2,815	CNY	409	(6)
CNY/USD	07/15/2009	4,639	CNY	670	(50)
CNY/USD	07/15/2009	10,176	CNY	1,469	(109)
CNY/USD	07/15/2009	3,633	CNY	524	(39)
CNY/USD	07/15/2009	1,043	CNY	151	(12)
CNY/USD	07/15/2009	1,043	CNY	151	(12)
CNY/USD	07/15/2009	3,549	CNY	512	(40)
CNY/USD	07/15/2009	5,323	CNY	768	(60)
CNY/USD	07/15/2009	3,561	CNY	514	(41)
CNY/USD	07/15/2009	9,533	CNY	1,376	(100)
CNY/USD	07/15/2009	10,381	CNY	1,499	(91)

CNY/USD	07/15/2009	8,518	CNY	1,230	(70)
CNY/USD	07/15/2009	3,987	CNY	576	(34)
EUR/USD	10/03/2008	1,958	EUR	2,757	(136)
EUR/USD	10/03/2008	181	EUR	255	(12)
EUR/USD	10/03/2008	181	EUR	255	(13)
EUR/USD	10/03/2008	181	EUR	255	(12)
EUR/USD	10/03/2008	145	EUR	204	(10)
EUR/USD	10/03/2008	181	EUR	255	(12)
EUR/USD	10/03/2008	362	EUR	510	(23)
EUR/USD	10/03/2008	1,473	EUR	2,074	(81)
EUR/USD	10/03/2008	1,445	EUR	2,034	(80)
EUR/USD	10/03/2008	1,734	EUR	2,441	(90)
EUR/USD	10/03/2008	620	EUR	873	(34)
GBP/USD	10/03/2008	3,935	GBP	6,996	(312)
GBP/USD	10/03/2008	952	GBP	1,693	(70)
GBP/USD	10/03/2008	376	GBP	668	(26)
GBP/USD	10/03/2008	389	GBP	691	(30)
IDR/USD	10/29/2008	2,853,000	IDR	302	2
IDR/USD	10/29/2008	2,940,000	IDR	311	2
INR/USD	11/12/2008	94,909	INR	2,021	(347)
INR/USD	11/12/2008	121,082	INR	2,579	(407)
INR/USD	11/12/2008	47,755	INR	1,017	(159)
INR/USD	11/12/2008	42,150	INR	898	(142)
INR/USD	11/12/2008	32,850	INR	700	(68)
INR/USD	11/12/2008	43,316	INR	922	(90)
MYR/USD	11/12/2008	3,821	MYR	1,116	(74)
MYR/USD	11/12/2008	1,149	MYR	336	(20)
MYR/USD	11/12/2008	1,148	MYR	335	(21)
MYR/USD	11/12/2008	1,148	MYR	335	(20)
MYR/USD	11/12/2008	1,025	MYR	300	(17)
MYR/USD	11/12/2008	1,151	MYR	336	(20)
MYR/USD	02/12/2009	4,701	MYR	1,381	(90)
PHP/USD	11/12/2008	49,000	PHP	1,043	(67)
PHP/USD	11/12/2008	48,600	PHP	1,035	(58)
PHP/USD	02/06/2009	3,100	PHP	66	(3)
PHP/USD	02/06/2009	3,100	PHP	66	(3)
PHP/USD	02/06/2009	2,700	PHP	58	(2)
PHP/USD	02/06/2009	10,420	PHP	222	(11)
PHP/USD	02/06/2009	4,200	PHP	89	(5)
PHP/USD	02/06/2009	4,300	PHP	92	(5)
PHP/USD	02/06/2009	6,900	PHP	147	(9)
PHP/USD	02/06/2009	5,500	PHP	117	(7)
PHP/USD	02/06/2009	2,800	PHP	60	(3)
PHP/USD	02/06/2009	5,400	PHP	115	(6)
PHP/USD	02/06/2009	2,800	PHP	60	(3)
PHP/USD	02/06/2009	2,800	PHP	60	(2)
PHP/USD	02/06/2009	5,400	PHP	115	(5)
PHP/USD	02/06/2009	2,700	PHP	58	(2)
PHP/USD	02/06/2009	2,800	PHP	60	(2)
PHP/USD	02/06/2009	2,700	PHP	58	(2)

JNL/PIMCO Total Return Bond Fund (continued)
PHP/USD	02/06/2009	5,296	PHP	113	(3)
PHP/USD	12/24/2010	2,900	PHP	62	(3)
RUB/USD	11/19/2008	61,714	RUB	2,391	(98)
RUB/USD	05/06/2009	42,993	RUB	1,641	(139)
RUB/USD	05/06/2009	18,721	RUB	715	(68)
SGD/USD	11/21/2008	2,027	SGD	1,414	(29)
SGD/USD	11/21/2008	2,078	SGD	1,449	(29)
SGD/USD	11/21/2008	883	SGD	616	(34)
SGD/USD	11/21/2008	883	SGD	616	(34)
SGD/USD	11/21/2008	957	SGD	668	(32)
SGD/USD	11/21/2008	1,492	SGD	1,041	(59)
SGD/USD	11/21/2008	1,684	SGD	1,175	(65)
SGD/USD	11/21/2008	854	SGD	596	(28)
USD/AUD	10/03/2008	(616)	AUD	(487)	26
USD/AUD	10/30/2008	(616)	AUD	(486)	(2)
USD/BRL	12/02/2008	(2,158)	BRL	(1,121)	63
USD/BRL	12/02/2008	(1,225)	BRL	(637)	34
USD/BRL	12/02/2008	(12,253)	BRL	(6,368)	832
USD/BRL	12/02/2008	(18)	BRL	(9)	2
USD/BRL	12/02/2008	(25)	BRL	(13)	2
USD/BRL	12/02/2008	(25)	BRL	(13)	2
USD/BRL	12/02/2008	(5,948)	BRL	(3,091)	455
USD/BRL	12/02/2008	(5,946)	BRL	(3,090)	456
USD/BRL	12/02/2008	(830)	BRL	(431)	32
USD/BRL	12/02/2008	(746)	BRL	(388)	21
USD/BRL	12/02/2008	(747)	BRL	(388)	21
USD/BRL	12/02/2008	(3,107)	BRL	(1,614)	55
USD/BRL	12/02/2008	(555)	BRL	(289)	-
USD/BRL	12/02/2008	(1,115)	BRL	(580)	-
USD/BRL	12/02/2008	(557)	BRL	(289)	1
USD/EUR	10/03/2008	(17,539)	EUR	(24,694)	978
USD/GBP	11/03/2008	(19,393)	GBP	(34,547)	684
USD/INR	11/12/2008	(20,175)	INR	(430)	11
USD/INR	11/12/2008	(47,095)	INR	(1,003)	25
USD/PHP	12/24/2010	(2,900)	PHP	(62)	(2)
USD/RUB	11/19/2008	(61,714)	RUB	(2,391)	221
USD/RUB	05/06/2009	(61,714)	RUB	(2,356)	185
USD/SGD	11/19/2008	(435)	SGD	(304)	-
USD/SGD	11/19/2008	(435)	SGD	(304)	-
USD/SGD	11/21/2008	(435)	SGD	(304)	-
USD/SGD	11/21/2008	(435)	SGD	(304)	-
USD/ZAR	12/10/2008	(1,268)	ZAR	(151)	8
ZAR/USD	12/10/2008	111	ZAR	13	(1)
ZAR/USD	12/10/2008	1,157	ZAR	138	-
				$ 7,957	$ (229)

Summary of Interest Rate Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Bank of America N.A.	3-Month LIBOR	Paying	4.50%	06/18/2013		$ 12,100	$ 300
	3-Month LIBOR	Receiving	4.50%	06/18/2013		12,100	53
	3-Month LIBOR	Receiving	5.00%	06/18/2018		4,400	95
	3-Month LIBOR	Paying	5.00%	06/18/2018		8,900	(117)
	3-Month LIBOR	Receiving	5.00%	06/18/2018		2,400	33
	3-Month LIBOR	Receiving	5.00%	06/18/2018		2,100	(4)
	3-Month LIBOR	Paying	4.75%	12/17/2018		2,100	(30)
	3-Month LIBOR	Receiving	5.25%	06/18/2028		8,500	(16)
	3-Month LIBOR	Paying	5.25%	06/18/2028		4,300	(18)
	3-Month LIBOR	Paying	5.25%	06/18/2028		1,900	64
	3-Month LIBOR	Paying	5.25%	06/18/2028		2,300	16
	3-Month LIBOR	Paying	5.00%	12/17/2028		8,100	451
	3-Month LIBOR	Receiving	5.00%	12/17/2028		2,000	28
Barclays Bank PLC	3-Month LIBOR	Paying	4.25%	12/17/2013		6,930	(45)
	3-Month STIBOR	Receiving	4.75%	12/17/2013	SEK	1,630	1
	3-Month LIBOR	Paying	4.25%	12/17/2013		4,360	(30)
	6-Month LIBOR	Receiving	5.25%	12/17/2013	GBP	3,450	(14)
	3-Month STIBOR	Receiving	5.00%	12/17/2018	SEK	59,300	(37)
	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	960	(88)
Citibank N.A.	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	1,410	(1)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	3,430	(27)
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	79,000	(4)
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	77,000	4
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	423,000	5
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	330,000	2
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	89,000	(1)
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	264,000	(5)
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	152,000	(3)
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	225,000	(3)

Credit Suisse First Boston	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	3,800	(25)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	3,200	(23)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	1,780	(13)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	690	-
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,490	(3)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,370	(6)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	590	(3)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	590	(4)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,000	(7)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,590	(17)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,170	(10)
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	510	(10)
	6-Month LIBOR	Paying	5.25%	12/17/2013	GBP	3,450	47
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	4,900	7
	3-Month STIBOR	Receiving	5.00%	12/17/2018	SEK	15,800	(2)
Deutsche Bank AG	6-Month Canadian Bankers Acceptance Rate Curve	Paying	4.00%	12/17/2013	CAD	4,560	(23)
	6- Month EURIBOR	Paying	4.50%	12/17/2010	EUR	13,720	(66)
	6- Month EURIBOR	Paying	4.50%	12/17/2010	EUR	6,620	(14)
	Brazilian Interbank Deposit Average	Paying	13.95%	01/02/2012	BRL	5,100	(28)
	Brazilian Interbank Deposit Average	Paying	13.98%	01/02/2012	BRL	5,000	203
	6- Month EURIBOR	Paying	4.75%	12/17/2018	EUR	7,560	(69)
	3-Month LIBOR	Receiving	4.25%	12/17/2013		7,500	60
	3-Month LIBOR	Paying	4.25%	12/17/2013		8,500	(17)
	3-Month LIBOR	Receiving	4.50%	12/17/2015		7,700	(48)
	3-Month LIBOR	Paying	4.75%	12/17/2018		1,800	1
	3-Month LIBOR	Paying	4.75%	12/17/2018		1,800	4
	3-Month LIBOR	Paying	4.75%	12/17/2018		600	22
	3-Month LIBOR	Receiving	5.00%	12/17/2028		1,700	(24)
	3-Month LIBOR	Receiving	5.00%	12/17/2028		1,700	(19)
	6-Month LIBOR	Paying	1.17%	12/17/2010	JPY	823,000	8
	6-Month LIBOR	Paying	1.18%	12/17/2010	JPY	1,090,670	16
	6-Month LIBOR	Receiving	1.67%	12/17/2015	JPY	521,000	(49)
	6-Month LIBOR	Receiving	1.70%	12/17/2015	JPY	690,670	(98)
	6-Month LIBOR	Paying	2.57%	12/17/2038	JPY	105,000	54
	6-Month LIBOR	Paying	2.59%	12/17/2038	JPY	138,660	87

JPMorgan Chase & Co.	3-Month LIBOR	Receiving	4.25%	12/17/2013		1,400	13
	3-Month LIBOR	Receiving	4.50%	12/17/2015		3,500	4
	3-Month LIBOR	Receiving	4.50%	12/17/2015		2,500	(21)
	3-Month LIBOR	Receiving	4.50%	12/17/2015		1,400	(24)
	3-Month LIBOR	Paying	5.00%	06/18/2018		7,700	157
	3-Month LIBOR	Paying	4.75%	12/17/2018		3,000	87
	3-Month LIBOR	Paying	4.75%	12/17/2018		2,100	(31)
	3-Month LIBOR	Paying	4.75%	12/17/2018		4,800	(3)
	3-Month LIBOR	Receiving	4.75%	12/17/2023		2,700	(84)
	3-Month LIBOR	Receiving	4.75%	12/17/2023		13,300	(281)
	3-Month LIBOR	Receiving	5.00%	12/17/2028		1,900	26
	3-Month LIBOR	Receiving	5.00%	12/17/2028		4,500	(29)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	1,790	(44)
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	1,810	41
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	390	22
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	1,660	100
	Brazilian Interbank Deposit Average	Paying	14.17%	01/03/2011	BRL	6,200	(3)

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
	Brazilian Interbank Deposit Average	Paying	12.40%	01/04/2010	BRL	8,840	$ (186)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	2,870	(38)
	6- Month EURIBOR	Paying	4.50%	12/17/2010	EUR	13,680	(67)
	6- Month EURIBOR	Receiving	4.50%	12/17/2010	EUR	5,230	(117)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	4,300	(30)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	1,710	(5)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	790	(5)
	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	790	(8)
Lehman Brothers, Inc.	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	1,360	(1)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	2,070	(13)
	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	3,430	27
Merrill Lynch & Co., Inc.	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	810	(70)
Morgan Stanley	1-Month LIBOR	Receiving	5.25%	12/17/2013	GBP	2,090	17
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	795,000	24
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	35,000	-
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	877,000	13
	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	740	(67)
	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	170	(14)
Royal Bank of Canada	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	500	(14)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	5,390	16
	6-Month Canadian Bankers Acceptance Rate Curve	Paying	4.00%	12/17/2013	CAD	3,400	(11)
Royal Bank of Scotland Group PLC	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	490	(41)

UBS Warburg LLC	6-Month Australian Bank Bill	Receiving	7.50%	12/17/2013	AUD	820	(31)
	6-Month Australian Bank Bill	Receiving	7.50%	12/17/2013	AUD	3,500	(29)
	6-Month Australian Bank Bill	Receiving	7.50%	12/17/2013	AUD	1,820	(5)
	6-Month Australian Bank Bill	Receiving	7.50%	12/17/2013	AUD	2,640	(13)
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	45,000	2
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	278,000	-
	6-Month LIBOR	Receiving	1.50%	12/17/2013	JPY	142,000	-
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	330,000	(5)
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	113,000	(2)
	6-Month LIBOR	Paying	1.50%	12/17/2013	JPY	112,000	(2)
	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	850	(8)
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	2,150	129
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	1,090	63
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	1,820	106
	6-Month Australian Bank Bill	Paying	7.25%	12/17/2018	AUD	1,940	43
							$ 128

JNL/Goldman Sachs Short Duration Bond Fund
		Paying/				Unrealized
		Receiving		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount[1]	(Depreciation)
Bank of America N.A	3-Month LIBOR	Paying	4.75%	12/17/2018	$ 700	$ (10)
	3-Month LIBOR	Paying	5.00%	12/17/2018	1,200	67
	3-Month LIBOR	Receiving	5.00%	12/17/2028	700	10
Deutsche Bank AG	3-Month LIBOR	Paying	4.75%	12/17/2018	600	-
	3-Month LIBOR	Paying	4.75%	12/17/2018	600	1
	3-Month LIBOR	Receiving	5.00%	12/17/2028	600	(7)
	3-Month LIBOR	Receiving	5.00%	12/17/2028	600	(8)
JPMorgan Chase & Co.	3-Month LIBOR	Receiving	3.50%	12/17/2010	44,300	(68)
	3-Month LIBOR	Receiving	4.25%	12/17/2013	16,400	68
	3-Month LIBOR	Receiving	4.25%	12/17/2013	52,300	95
	3-Month LIBOR	Paying	4.50%	12/17/2015	15,700	96
	3-Month LIBOR	Paying	4.75%	12/17/2018	2,500	73
	3-Month LIBOR	Paying	4.75%	12/17/2018	1,700	(1)
	3-Month LIBOR	Paying	4.75%	12/17/2018	700	(10)
	3-Month LIBOR	Receiving	4.75%	12/17/2023	900	(28)
	3-Month LIBOR	Receiving	4.75%	12/17/2023	4,600	(97)
	3-Month LIBOR	Receiving	5.00%	12/17/2028	1,600	(10)
	3-Month LIBOR	Receiving	5.00%	12/17/2028	600	8
						$ 179

JNL/PIMCO Real Return Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Bank of America N.A.		3-Month LIBOR	Receiving	5.00%	12/17/2018		$ 1,800	$ (10)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		7,000	(204)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		12,400	(219)
Barclays Bank PLC		28-Day Mexico Interbank Equilibrium Interest Rate (TIIE)	Paying	8.33%	02/14/2017	MXN	2,500	(33)
		1-Month LIBOR	Receiving	5.00%	03/18/2039	GBP	1,300	(85)
		1-Month LIBOR	Receiving	4.50%	03/18/2039	GBP	8,000	28
		3-Month LIBOR	Receiving	5.00%	12/17/2028		3,500	(93)
		3-Month LIBOR	Receiving	5.00%	03/17/2038		1,500	(110)
		6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	22
		6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	(12)
		6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	71
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,200	10
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	-
	*	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	(191)
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	2.07%	09/14/2012	EUR	1,600	-
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.95%	03/15/2012	EUR	300	(12)

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/PIMCO Real Return Fund (continued)
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	04/05/2012	EUR	500	-
	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.98%	04/30/2012	EUR	200	-
Citibank N.A.	28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	1,200	(4)
	28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	9,100	(36)
	3-Month Australian Bank Bill	Paying	7.00%	09/15/2009	AUD	24,300	155
	3-Month LIBOR	Receiving	5.00%	12/17/2038		17,000	(870)
	3-Month LIBOR	Receiving	5.00%	12/17/2038		1,100	(81)
	3-Month LIBOR	Receiving	5.00%	12/17/2038		2,000	(4)
Credit Suisse First Boston	6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	3,400	72
	6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,400	9
Deutsche Bank AG	6-Month Australian Bank Bill	Paying	7.00%	06/15/2010	AUD	700	5
	6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	1,700	(12)
	6-Month LIBOR	Paying	6.00%	03/20/2012	GBP	4,300	10
	6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	900	(22)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	4,500	(15)
	28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	11,000	(38)
	3-Month LIBOR	Receiving	5.00%	12/17/2028		300	6
	3-Month LIBOR	Receiving	5.00%	12/17/2038		2,300	(34)
	3-Month LIBOR	Receiving	5.00%	12/17/2038		15,900	(335)
	6-Month EURIBOR	Paying	4.50%	03/18/2011	EUR	3,700	17
	1-Month LIBOR	Receiving	5.00%	03/18/2039	GBP	1,000	(52)
	6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	5,000	(110)
	CPURNSA Index	Paying	2.97%	01/02/2012		1,000	44

HSBC Bank	*	Brazil Interbank Deposit Rate	Paying	14.77%	03/05/2019	BRL	300	-
JPMorgan Chase & Co.		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	5,000	(59)
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	300	(12)
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	400	(16)
Merrill Lynch & Co., Inc.		3-Month LIBOR	Receiving	5.00%	12/17/2023		15,600	(208)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		14,400	(254)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		5,500	(227)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		100	2
		3-Month LIBOR	Receiving	5.00%	12/17/2038		5,000	(103)
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	5
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	22,000	(300)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	(55)
Morgan Stanley		1-Month LIBOR	Paying	5.00%	09/17/2013	GBP	100	-
		3-Month LIBOR	Paying	5.00%	12/17/2018		3,500	83
		3-Month LIBOR	Receiving	5.00%	12/17/2038		500	9
		6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	22
		6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	(12)
		CPURNSA Index	Paying	2.98%	03/05/2018		1,200	50
Royal Bank of Scotland Group PLC		1-Month LIBOR	Paying	5.00%	03/18/2014	GBP	30,100	284
		3-Month LIBOR	Paying	4.00%	12/17/2013		2,800	37
		3-Month LIBOR	Receiving	5.00%	12/17/2023		1,400	(35)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		2,000	44
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,200	27
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,300	28
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	03/28/2012	EUR	100	-
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.95%	03/30/2012	EUR	300	-
		United Kingdon RP Index	Paying	3.44%	09/10/2027	GBP	400	-
		United Kingdon RP Index	Paying	3.49%	12/06/2027	GBP	2,500	(429)
UBS Warburg LLC		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,000	406
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,800	403
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	61,500	749
		6-Month Australian Bank Bill	Receiving	7.00%	03/15/2019	AUD	10,600	(492)
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	(10)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	500	-
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	2,400	(103)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/12/2012	BRL	1,200	(51)
								$ (2,350)

JNL/PIMCO Total Return Bond Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Barclays Bank PLC		3-Month LIBOR	Receiving	4.00%	12/16/2010		$ 3,500	$ 25
		3-Month LIBOR	Receiving	5.00%	12/17/2018		11,800	(81)
		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,300	(10)
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	5,800	(12)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	15
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	10
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	2,500	(7)
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	900	(3)
	*	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	(73)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	(7)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	(7)
BNP Paribas Bank		6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	2,700	21
Citibank N.A.		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,500	(70)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		300	(21)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,500	(93)
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	700	(3)
Deutsche Bank AG		3-Month LIBOR	Receiving	5.00%	12/17/2038		21,300	(1,190)
		6-Month Australian Bank Bill	Paying	7.00%	03/20/2013	AUD	1,700	(1)
		6-Month Australian Bank Bill	Receiving	6.50%	03/20/2018	AUD	2,400	33
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	3,500	(9)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	1,400	(179)
		6-Month LIBOR	Paying	5.00%	09/18/2009	GBP	45,800	(65)

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/PIMCO Total Return Bond Fund (continued)
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Goldman Sachs & Co.		3-Month LIBOR	Receiving	5.00%	12/17/2018		$ 400	$ 2
		3-Month LIBOR	Receiving	5.00%	12/17/2018		100	2
		3-Month LIBOR	Receiving	5.00%	12/17/2018		200	1
		1-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	800	11
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	17,500	73
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	6,900	(31)
		6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	29
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	500	(95)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	1,200	(166)
		6-Month LIBOR	Receiving	5.00%	12/19/2037	GBP	200	(37)
	*	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	-
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	03/20/2012	EUR	600	-
HSBC Bank USA	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	-
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	(71)
		6-Month LIBOR	Paying	5.10%	09/15/2013	GBP	600	(2)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	16
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	500	13
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	(23)
Merrill Lynch & Co., Inc.		3-Month LIBOR	Paying	4.00%	12/17/2010		7,000	34
		3-Month LIBOR	Paying	4.00%	12/17/2010		6,600	52
		3-Month LIBOR	Receiving	5.00%	12/17/2018		500	5
		3-Month LIBOR	Receiving	5.00%	12/17/2023		3,900	(54)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		5,900	(381)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		400	(196)
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	2
	*	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	-
	*	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	(1)
	*	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	-
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	(67)
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	(1)
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	2
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	-
		ICAP CMM FRA	Receiving	5.00%	02/20/2009		3,300	55
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		4,000	(28)

Morgan Stanley		3-Month LIBOR	Paying	4.00%	06/17/2010		74,200	565
		3-Month LIBOR	Paying	4.00%	06/17/2010		14,400	123
		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,800	(171)
		3-Month LIBOR	Receiving	5.00%	12/17/2018		500	(85)
		3-Month LIBOR	Receiving	5.00%	12/17/2018		200	2
		3-Month LIBOR	Receiving	5.00%	12/17/2028		3,600	(104)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		3,900	(207)
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	(5)
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	(5)
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	2
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	(9)
Royal Bank of Scotland Group PLC		3-Month LIBOR	Paying	4.00%	06/17/2010		19,600	162
		3-Month LIBOR	Paying	4.00%	12/17/2010		1,500	7
		3-Month LIBOR	Receiving	5.00%	12/17/2018		600	(22)
		3-Month LIBOR	Receiving	5.00%	12/17/2018		1,100	2
		3-Month LIBOR	Receiving	5.00%	12/17/2018		700	6
		3-Month LIBOR	Receiving	5.00%	12/17/2028		2,100	(96)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		5,000	(441)
		1-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	1,900	27
		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,100	(10)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	5,000	20
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	12
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	11
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	17
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	15
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	2
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	600	(32)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	300	(44)
UBS Warburg LLC		3-Month Australian Bank Bill	Paying	7.00%	06/15/2010	AUD	30,900	118
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	2,300	30
		6-Month Australian Bank Bill	Paying	7.50%	03/15/2011	AUD	15,200	249
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	-
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	-
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	(146)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	(58)
								$ (2,648)

Summary of Credit Default Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Deutsche Bank AG	ABX.HE.AAA.07-1	Sold	0.09%	08/25/2037	$ 7,750)	$ (1,914)
	CDX.NA.IG.50	Paying	1.55%	06/13/2020	37,000	440
JPMorgan Chase & Co.	CDX.NA.IG.10	Paying	1.50%	06/20/2013	33,000	389
						$ (1,085)

Summary of Credit Default Swap Agreements (in thousands): (continued)

JNL/PIMCO Real Return Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Barclays Bank PLC	Alcoa Inc., 6.00%, 07/15/13	Purchased	1.20%	09/20/2013	$ 1,000	$ 12
Goldman Sachs & Co.	Alcoa Inc., 6.75%, 07/15/18	Purchased	1.32%	09/20/2018	2,000	57
Morgan Stanley	Amercan Electric Power, 5.25%, 06/01/15	Purchased	0.47%	06/20/2015	500	6
Goldman Sachs & Co.	Autozone, Inc., 5.88%, 10/15/12	Purchased	0.38%	12/20/2012	300	5
Credit Suisse International	Bear Stearns Co. Inc., 6.40%, 10/02/17	Purchased	0.76%	12/20/2017	1,000	47
BNP Paribas Bank	Bear Stearns Co., 7.25%, 02/01/18	Purchased	2.18%	03/20/2018	1,000	(54)
Citibank N.A.	Bear Stearns Co., Inc., 5.30%, 10/30/15	Sold	0.72%	09/20/2012	(200)	(4)
JPMorgan Chase & Co.	Bear Stearns Co., Inc., 5.30%, 10/30/15	Sold	0.72%	09/20/2012	(200)	(4)
Morgan Stanley	Black & Decker Corp., 7.13%, 06/01/11	Purchased	0.49%	12/20/2012	300	7
Citibank N.A.	Capital One Financial Corp., 6.25%, 11/15/13	Purchased	1.20%	09/20/2012	1,600	182
JPMorgan Chase & Co.	CDX.HY.9	Sold	6.45%	12/20/2012	(400)	-
Barclays Bank PLC	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	1,089	103
JPMorgan Chase & Co.	CDX.NA.HY.8	Sold	2.50%	06/20/2012	(100)	(8)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	572	56
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	2,200	228
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	2.46%	06/20/2012	(200)	(17)
Morgan Stanley	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	990	94
Merrill Lynch & Co., Inc.	CDX.NA.HY.9	Sold	6.69%	12/20/2012	(200)	2
Morgan Stanley	CDX.NA.HY.9	Sold	6.57%	12/20/2012	(400)	1

Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	5,100	293
Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	1,700	87
Goldman Sachs & Co.	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	6,300	344
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	4,000	191
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	3,300	144
Barclays Bank PLC	CDX.NA.IG.10	Purchased	1.50%	06/20/2018	3,000	150
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	11,000	173
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,400	23
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	6,300	77
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,400	31
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,600	21
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,100	11
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	4,200	50
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	10,600	117
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	3,900	46
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	4,800	24
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	7,400	(34)
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,800	30
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	9,900	165
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,200	17
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.50%	06/20/2018	2,200	86
Merrill Lynch International	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,200	24
Merrill Lynch International	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	7,200	118
Merrill Lynch International	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	6,000	76
Merrill Lynch International	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	4,100	56
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,800	30
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,800	28
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	3,900	43
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	4,500	64
Credit Suisse International	Chesapeake Energy Corp., 6.88%, 01/15/16	Sold	2.10%	09/20/2013	(75)	(5)
Credit Suisse International	Chesapeake Energy Corp., 6.88%, 01/15/16	Sold	2.10%	09/20/2013	(375)	(23)
BNP Paribas Bank	Citigroup Inc., 6.13%, 05/15/18	Purchased	0.90%	06/20/2018	400	49
JPMorgan Chase & Co.	Constellation Energy Group, 4.55%, 06/15/15	Purchased	0.96%	06/20/2015	100	766
JPMorgan Chase & Co.	Constellation Energy Group, 7.00%, 04/01/12	Purchased	0.67%	06/20/2012	2,600	189
Credit Suisse International	Deutsche Telekom International Finance, 5.25%, 07/22/13	Purchased	1.08%	09/20/2018	3,000	48
UBS Warburg LLC	Dominion Resources Inc., 5.00%, 03/01/14	Purchased	0.59%	03/20/2014	1,000	6
Credit Suisse First Boston	Federal Home Loan Mortgage Corp., 5.08%, 02/07/19	Sold	0.56%	12/20/2012	(400)	(11)
Royal Bank of Scotland Group PLC	Federal Home Loan Mortgage Corp., 5.08%, 02/07/19	Sold	0.56%	12/20/2012	(400)	(11)
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	3.80%	09/20/2012	(100)	(39)

JPMorgan Chase & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	3.85%	09/20/2012	(100)	(39)
Morgan Stanley	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	3.80%	09/20/2012	(200)	(78)
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	Purchased	1.07%	03/20/2016	1,000	100
Credit Suisse First Boston	Gazprom, 8.63%, 04/28/34	Sold	1.00%	11/20/2008	(1,800)	1
Deutsche Bank AG	Genworth Financial, Inc., 6.12%, 05/22/18	Purchased	0.98%	06/20/2018	800	250
Barclays Bank PLC	Genworth Financial, Inc., 6.52%, 05/22/18	Purchased	0.96%	06/20/2018	500	157
Barclays Bank PLC	GMAC LLC, 6.88%, 08/28/12	Sold	3.05%	09/20/2012	(100)	(59)
Goldman Sachs & Co.	GMAC LLC, 6.88%, 08/28/12	Sold	3.05%	09/20/2012	(300)	(176)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	Sold	5.40%	09/20/2012	(800)	(448)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	Sold	5.45%	09/20/2012	(800)	(447)
Morgan Stanley	GMAC LLC, 6.88%, 08/28/12	Sold	6.85%	06/20/2012	(400)	(218)
UBS Warburg LLC	GMAC LLC, 6.88%, 08/28/12	Purchased	4.85%	09/20/2012	300	170
Deutsche Bank AG	Home Depot Corp., 5.40%, 03/01/16	Purchased	1.57%	03/20/2016	1,250	5
BNP Paribas Bank	International Lease Finance Corporation, 6.63%, 11/15/13	Purchased	1.60%	12/20/2013	500	115
Goldman Sachs & Co.	Kohl's Corp., 6.30%, 03/01/11	Purchased	0.59%	12/20/2012	300	6
BNP Paribas Bank	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	Sold	1.12%	09/20/2012	(100)	(84)
BNP Paribas Bank	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	Sold	1.20%	09/20/2012	(100)	(84)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	Sold	0.70%	09/20/2012	(200)	(168)
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	Sold	0.66%	09/20/2012	(200)	(168)
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	Purchased	2.10%	09/20/2017	1,000	8
Deutsche Bank AG	Citigroup Inc., 6.13%, 05/15/18	Purchased	0.60%	09/20/2015	500	62
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	Purchased	0.60%	09/20/2015	1,000	4
Goldman Sachs & Co.	Nordstrom Inc., 6.95%, 03/15/28	Purchased	0.36%	12/20/2012	300	11
Citibank N.A.	Omnicom Group, 5.90%, 04/15/16	Purchased	0.94%	06/20/2016	1,250	(23)
JPMorgan Chase & Co.	Pearson, 5.70%, 06/01/14	Purchased	0.83%	06/20/2014	1,000	-
Morgan Stanley	Prologis Trust, 5.50%, 03/01/13	Purchased	1.32%	06/20/2018	900	161
JPMorgan Chase & Co.	QWest Capital Funding, 7.75%, 02/15/31	Purchased	3.25%	09/20/2009	1,000	1
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	Purchased	1.45%	06/20/2013	700	5
Morgan Stanley	Sherwin Williams Co., 7.38%, 02/01/27	Purchased	0.29%	12/20/2012	300	4
Royal Bank of Scotland Group PLC	Simon Property Group LP, 5.75%, 12/01/15	Purchased	1.01%	12/20/2015	500	17
Morgan Stanley	Simon Property Group LP, 6.13%, 05/30/18	Purchased	0.89%	06/20/2018	2,500	135
Morgan Stanley	Staples, Inc., 7.38%, 10/01/12	Purchased	0.53%	12/20/2012	300	11
Goldman Sachs & Co.	Telecom Italia SPA, 5.38%, 01/29/19	Purchased	1.55%	06/20/2018	600	32
Goldman Sachs & Co.	TJX Companies, Inc., 7.45%, 12/15/09	Purchased	0.38%	12/20/2012	300	1
Morgan Stanley	VF Corp., 8.50%, 10/01/10	Purchased	0.25%	12/20/2012	300	5
JPMorgan Chase & Co.	Waste Management Inc., 6.10%, 03/15/18	Purchased	0.79%	03/20/2018	1,100	23
Morgan Stanley	Whirlpool Corp., 7.75%, 07/15/16	Purchased	0.49%	12/20/2012	300	6
						$ 3,465

Summary of Credit Default Swap Agreements (in thousands): (continued)

JNL/PIMCO Total Return Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Barclays Bank PLC	CDX.EM.9	Sold	2.65%	06/20/2013	$ (500)	$ (9)
Morgan Stanley	CDX.EM.9	Sold	2.65%	06/20/2013	(500)	(11)
Merrill Lynch & Co., Inc.	CDX.NA.HY.10	Purchased	5.00%	06/20/2013	11,500	433
Merrill Lynch & Co., Inc.	CDX.NA.HY.10	Purchased	5.00%	06/20/2013	8,400	290
Royal Bank of Scotland Group PLC	CDX.NA.HY.10	Purchased	5.00%	06/20/2013	6,800	206
Morgan Stanley	CDX.NA.HY.10	Purchased	5.00%	06/20/2013	7,200	231
Citibank N.A.	CDX.NA.HY.8	Sold	0.36%	06/20/2012	(5,000)	(221)
Citibank N.A.	CDX.NA.HY.8	Sold	0.40%	06/20/2012	(1,000)	(43)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	1.83%	06/20/2012	(1,000)	(104)
Morgan Stanley	CDX.NA.HY.8	Sold	2.08%	06/20/2012	(1,000)	(95)
Citibank N.A.	CDX.NA.HY.8	Sold	2.14%	06/20/2012	(800)	(75)
Goldman Sachs & Co.	CDX.NA.HY.9	Sold	0.56%	12/20/2017	(6,200)	(26)
Deutsche Bank AG	CDX.NA.IG.9	Sold	0.71%	12/20/2012	(7,400)	53
Credit Suisse First Boston	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	5,400	53
Goldman Sachs & Co.	CDX.NA.IG.10	Sold	0.46%	06/20/2013	(1,800)	(5)
Deutsche Bank AG	CDX.NA.IG.10	Sold	0.53%	06/20/2013	(1,400)	-
Barclays Bank PLC	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,500	28
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	34	38
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,400	48
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	6,300	61
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	58,100	669
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	5,900	61
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,600	(7)
Deutsche Bank AG	CDX.NA.IG.10	Sold	1.55%	06/20/2013	(20,100)	105
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	7,100	188
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,700	44
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,200	20
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	15,500	247
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	18,300	293
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,000	31
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	57,600	605
Morgan Stanley	CDX.NA.IG.10	Sold	1.55%	06/20/2013	(500)	(11)
Goldman Sachs & Co.	CDX.NA.IG.9	Sold	0.55%	12/20/2017	(1,500)	(7)

Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(900)	96
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,200)	66
Royal Bank of Scotland Group PLC	Deutsche Bank AG, 5.50%, 05/18/11	Sold	0.55%	12/20/2008	(7,400)	(4)
Barclays Bank PLC	Federal Home Loan Mortgage Corp., 5.08%, 02/07/19	Sold	0.72%	03/20/2013	(2,600)	(69)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	3.85%	09/20/2012	(200)	(78)
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	5.65%	09/20/2012	(500)	(178)
UBS Warburg LLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Sold	6.20%	09/20/2012	(2,600)	(902)
UBS Warburg LLC	Gazprom, 8.63%, 04/28/34	Sold	2.18%	02/20/2013	(1,000)	(76)
Morgan Stanley	Gazprom, 8.63%, 04/28/34	Sold	2.18%	02/20/2013	(700)	(53)
HSBC Bank USA	Gazprom, 8.63%, 04/28/34	Sold	1.25%	12/20/2008	(1,900)	(2)
HSBC Bank USA	Gazprom, 9.63%, 03/01/13	Sold	0.97%	11/20/2008	(700)	(2)
HSBC Bank USA	Gazprom, 9.63%, 03/01/13	Sold	0.36%	05/20/2009	(1,000)	(34)
Morgan Stanley	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.95%	01/20/2009	(1,100)	(18)
Citibank N.A.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.75%	03/20/2009	(1,300)	(33)
Deutsche Bank AG	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.10%	03/20/2009	(200)	(5)
Royal Bank of Scotland Group PLC	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.10%	09/20/2009	(200)	(5)
Goldman Sachs & Co.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.83%	12/20/2009	(200)	(12)
Merrill Lynch & Co., Inc.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.08%	12/20/2009	(1,400)	(78)
Citibank N.A.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.10%	03/20/2010	(200)	(13)
Citibank N.A.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.15%	03/20/2010	(100)	(6)
Goldman Sachs & Co.	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.90%	12/20/2010	(300)	(29)
BNP Paribas Bank	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.78%	03/20/2011	(700)	(75)
Deutsche Bank AG	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	0.80%	06/20/2011	(3,700)	(420)
Deutsche Bank AG	General Electric Capital Corporation, 6.00%, 06/15/12	Sold	1.50%	09/20/2011	(300)	(31)
Goldman Sachs & Co.	General Motors Corporation, 7.13%, 07/15/13	Sold	8.90%	03/20/2013	(1,700)	(766)
Goldman Sachs & Co.	General Motors Corporation, 7.13%, 07/15/13	Sold	9.05%	03/20/2013	(1,500)	(672)
Merrill Lynch & Co., Inc.	GMAC LLC, 6.88%, 08/28/12	Sold	1.85%	09/20/2009	(1,000)	(361)
Goldman Sachs & Co.	GMAC LLC, 6.88%, 08/28/12	Sold	3.20%	09/20/2012	(100)	(58)
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	Sold	4.00%	09/20/2012	(2,400)	(1,381)
Merrill Lynch & Co., Inc.	Rederative Republic of Brazil, 12.25%, 03/06/30	Sold	1.95%	04/20/2016	(100)	1
Royal Bank of Scotland Group PLC	Republic of Indonesia, 6.75%, 03/10/14	Sold	0.39%	12/20/2008	(2,000)	(2)
Royal Bank of Scotland Group PLC	Republic of Indonesia, 6.75%, 03/10/14	Sold	0.40%	12/20/2008	(3,000)	(3)
Credit Suisse International	Republic of Panama, 8.88%, 09/30/27	Sold	1.20%	02/20/2017	(200)	(14)
Morgan Stanley	Republic of Panama, 8.88%, 09/30/27	Sold	0.75%	01/20/2012	(200)	(5)
JPMorgan Chase & Co.	Republic of Panama, 8.88%, 09/30/27	Sold	1.25%	01/20/2017	(200)	(13)
BNP Paribas Bank	SLM Corp., 5.13%, 08/27/12	Sold	5.50%	03/20/2009	(2,300)	(112)
Citibank N.A.	SLM Corp., 5.13%, 08/27/12	Sold	4.85%	03/20/2013	(1,700)	(446)
Barclays Bank PLC	SLM Corp., 5.13%, 08/27/12	Sold	5.10%	06/20/2009	(300)	(22)
HSBC Bank USA	Ukraine, 7.65%, 6/11/13	Sold	0.73%	04/20/2009	(3,400)	(73)

JPMorgan Chase & Co.	United Mexican States, 7.50%, 04/08/33	Sold	0.92%	03/20/2016	(500)	(22)
UBS Warburg LLC	Wells Fargo & Company, 3.72%, 10/28/15	Sold	0.80%	09/20/2009	(600)	(1)
						$ (2,821)

Summary of Spread Lock Swap Agreements (in thousands):

JNL/PIMCO Total Return Bond Fund
		Paying/
		Receiving				Unrealized
		Spread Lock		Expiration	Notional	Appreciation/
Counterparty	Spread Lock Rate	Rate	Floating Rate	Date	Amount[1]	(Depreciation)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.7625%	Receiving	3-Month LIBOR	02/09/2014	$ 9,600	$ (98)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.71%	Receiving	3-Month LIBOR	02/09/2011	4,800	(49)
						$ (147)

* This swap agreement was fair valued in good faith in accordance with procedures established by the Board of Trustees. Fair valued securities may be classified as
Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.
[1] Notional Amount is stated in USD unless otherwise noted.
2 If the Fund has sold protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the purchaser of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a purchaser of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 26, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.